UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

February 29, 2024

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (7.1% of Net Assets)

Description	% of Net Assets
3i Group PLC (United Kingdom)	1.5%
E.ON SE (Germany)	0.8%
Tokyo Gas Co. Ltd. (Japan)	0.7%
Tesco PLC (United Kingdom)	0.7%
Obayashi Corp. (Japan)	0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	0.6%
Brenntag SE (Germany)	0.6%
Repsol SA (Spain)	0.6%
Holcim AG (Switzerland)	0.5%
J Sainsbury PLC (United Kingdom)	0.5%

Country Diversification* as of February 29, 2024

Japan	30.9%
United Kingdom	11.2%
Australia	9.4%
France	6.4%
Germany	5.5%
Canada	4.5%
Switzerland	4.4%
South Korea	3.8%
Sweden	3.2%
Netherlands	2.9%
Italy	2.9%
Singapore	2.5%
Spain	2.1%
Other	10.3%

Total	100.0%

Sector Diversification* as of February 29, 2024

Industrials	25.7%
Consumer Discretionary	13.9%
Materials	12.5%
Financials	11.3%
Consumer Staples	9.6%
Utilities	6.8%
Information Technology	4.6%
Energy	4.2%
Communication Services	4.2%
Health Care	4.1%
Real Estate	3.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 6.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (23.8% of Net Assets)

Description	% of Net Assets
Microsoft Corp. (United States)	4.9%
Apple, Inc. (United States)	4.5%
NVIDIA Corp. (United States)	3.3%
Amazon.com, Inc. (United States)	2.8%
Alphabet, Inc. (United States)	2.6%
Meta Platforms, Inc. (United States)	1.8%
Eli Lilly & Co. (United States)	1.0%
Broadcom, Inc. (United States)	1.0%
Tesla, Inc. (United States)	1.0%
JPMorgan Chase & Co. (United States)	0.9%

Country Diversification* as of February 29, 2024

United States	73.9%
United Kingdom	3.8%
Canada	3.4%
France	3.3%
Switzerland	3.0%
Germany	2.3%
Australia	2.0%
Other	8.3%

Total	100.0%

Sector Diversification* as of February 29, 2024

Information Technology	24.6%
Financials	15.3%
Health Care	12.4%
Industrials	10.4%
Consumer Discretionary	10.4%
Communication Services	7.4%
Consumer Staples	6.6%
Energy	4.4%
Materials	3.7%
Utilities	2.5%
Real Estate	2.3%

Total	100.0%

2

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (31.9% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	5.5%
Meta Platforms, Inc.	5.4%
Apple, Inc.	4.4%
Exxon Mobil Corp.	3.4%
Alphabet, Inc.	2.5%
Costco Wholesale Corp.	2.5%
Alphabet, Inc.	2.3%
Walmart, Inc.	2.2%
Chevron Corp.	2.0%
Home Depot, Inc.	1.7%

Sector Diversification* as of February 29, 2024

Information Technology	21.6%
Communication Services	12.5%
Consumer Discretionary	12.4%
Health Care	12.1%
Energy	10.5%
Financials	9.0%
Consumer Staples	8.9%
Industrials	8.6%
Materials	3.2%
Real Estate	1.1%
Utilities	0.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (8.6% of Net Assets)

Description	% of Net Assets
Cardinal Health, Inc.	1.2%
Cognizant Technology Solutions Corp.	1.2%
McKesson Corp.	1.0%
CDW Corp.	0.9%
Reliance, Inc.	0.8%
Cencora, Inc.	0.8%
Jabil, Inc.	0.8%
NVR, Inc.	0.7%
Marathon Petroleum Corp.	0.6%
Applied Materials, Inc.	0.6%

Sector Diversification* as of February 29, 2024

Industrials	20.6%
Information Technology	19.2%
Consumer Discretionary	12.5%
Financials	11.2%
Health Care	10.3%
Materials	6.7%
Consumer Staples	5.1%
Energy	4.2%
Real Estate	3.6%
Communication Services	3.4%
Utilities	3.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

4

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$1,075.00	0.24%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	0.24%	$1.21
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$1,124.80	0.09%	$0.48
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	0.09%	$0.45
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,106.30	0.19%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	0.19%	$0.96
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$1,121.60	0.17%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	0.17%	$0.86

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

5

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 9.3%
Adbri Ltd.*	4,289	$8,741
AGL Energy Ltd.	6,537	36,181
ALS Ltd.	3,741	29,061
Altium Ltd.	312	13,157
Alumina Ltd.*	20,810	14,296
AMP Ltd.	37,245	27,041
Ampol Ltd.	7,712	197,854
Ansell Ltd.	2,141	33,222
ANZ Group Holdings Ltd.	3,208	59,429
APA Group (a)	1,346	6,880
Aristocrat Leisure Ltd.	2,891	87,780
ASX Ltd.	52	2,227
Atlas Arteria Ltd. (a)	1,456	5,120
Aurizon Holdings Ltd.	20,880	51,801
Beach Energy Ltd.	6,642	6,920
Bendigo & Adelaide Bank Ltd.	6,671	42,048
BHP Group Ltd.	566	16,190
BlueScope Steel Ltd.	16,644	247,534
Boral Ltd.*	4,229	16,495
Brambles Ltd.	18,931	185,767
CAR Group Ltd.	1,074	25,708
Challenger Ltd.	3,871	16,964
Charter Hall Group REIT	1,800	14,674
Cleanaway Waste Management Ltd.	17,841	31,134
Cochlear Ltd.	652	148,665
Coles Group Ltd.	20,326	223,676
Commonwealth Bank of Australia	133	10,081
Computershare Ltd.	5,854	98,803
CSL Ltd.	32	5,964
CSR Ltd.	27,926	160,565
Deterra Royalties Ltd.	13,231	42,732
Downer EDI Ltd.	20,268	65,724
EBOS Group Ltd.	3,774	84,960
Endeavour Group Ltd.	4,296	15,385
Evolution Mining Ltd.	2,760	5,302
Flight Centre Travel Group Ltd.	931	12,979
Fortescue Ltd.	2,316	39,104
Goodman Group REIT	8,691	169,208
GPT Group REIT	19,976	56,582
Harvey Norman Holdings Ltd.	8,970	28,912
IDP Education Ltd.	699	8,689
IGO Ltd.	1,105	5,713
Iluka Resources Ltd.	3,104	13,845
Incitec Pivot Ltd.	20,531	36,096
Insurance Australia Group Ltd.	50,970	205,773
JB Hi-Fi Ltd.	6,545	262,355
Lendlease Corp. Ltd. (a)	1,239	5,180
Lottery Corp. Ltd.	30,697	101,541
Macquarie Group Ltd.	110	13,954
Medibank Pvt Ltd.	111,824	261,403
Metcash Ltd.	28,919	69,862
Mirvac Group REIT	3,760	5,337
National Australia Bank Ltd.	931	20,515
New Hope Corp. Ltd.	4,148	12,695
NEXTDC Ltd.*	250	2,873
Northern Star Resources Ltd.	4,227	35,506

	Number of Shares	Value
Australia (Continued)
Nufarm Ltd.	1,971	$7,392
Orica Ltd.	2,700	30,081
Origin Energy Ltd.	10,104	59,147
Orora Ltd.	27,656	48,262
Perpetual Ltd.	827	12,935
Platinum Asset Management Ltd.	24,987	16,758
Qantas Airways Ltd.*	33,682	112,511
QBE Insurance Group Ltd.	16,046	180,652
Qube Holdings Ltd.	12,090	25,585
Ramsay Health Care Ltd.	664	23,741
REA Group Ltd.	359	45,376
Reece Ltd.	2,650	46,365
Region RE Ltd. REIT	39,798	57,271
Rio Tinto Ltd.	2,507	202,063
Santos Ltd.	17,469	80,535
Scentre Group REIT	10,940	22,154
SEEK Ltd.	745	12,724
Seven Group Holdings Ltd.	3,977	99,726
Sims Ltd.	2,193	17,478
Sonic Healthcare Ltd.	2,598	50,497
South32 Ltd.	7,876	15,129
Steadfast Group Ltd.	23,208	87,498
Stockland REIT	28,510	83,354
Suncorp Group Ltd.	13,175	131,257
Tabcorp Holdings Ltd.	18,755	9,159
Telstra Group Ltd.	11,137	27,702
TPG Telecom Ltd.	2,829	8,639
Transurban Group (a)	4,496	39,639
Treasury Wine Estates Ltd.	3,242	26,071
Vicinity Ltd. REIT	17,269	21,815
Washington H Soul Pattinson & Co. Ltd.	1,120	25,190
Wesfarmers Ltd.	4,114	178,517
Westpac Banking Corp.	2,428	41,659
WiseTech Global Ltd.	147	9,044
Woodside Energy Group Ltd.	3,145	62,173
Woolworths Group Ltd.	6,632	140,867
Worley Ltd.	4,674	50,917

(Cost $5,019,020)		5,516,086

Austria — 0.6%
ANDRITZ AG	942	59,226
Erste Group Bank AG	420	16,771
Eurotelesites AG*	1,747	6,900
OMV AG	1,677	73,934
Raiffeisen Bank International AG	75	1,562
Telekom Austria AG*	6,986	55,490
Verbund AG	102	7,395
voestalpine AG	4,733	129,275

(Cost $350,058)		350,553

Belgium — 0.8%
Ackermans & van Haaren NV	370	62,182
Ageas SA/NV	345	14,635
Anheuser-Busch InBev SA/NV	253	15,255
Elia Group SA/NV	53	5,890
KBC Group NV	204	14,327
Lotus Bakeries NV	5	47,074

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Belgium (Continued)
Solvay SA	2,453	$62,381
Syensqo SA*	2,453	219,290
UCB SA	382	44,025
Umicore SA	268	5,594
Warehouses De Pauw CVA REIT	452	12,072

(Cost $486,144)		502,725

Bermuda — 0.0%
Hiscox Ltd. (Cost $7,826)	637	9,129

Canada — 4.5%
Agnico Eagle Mines Ltd.	102	4,895
Alimentation Couche-Tard, Inc.	2,648	164,325
Bank of Montreal	218	19,744
Bank of Nova Scotia	399	19,359
Barrick Gold Corp.	1,360	19,843
BCE, Inc.	430	15,966
Brookfield Asset Management Ltd., Class A	2,916	118,910
Brookfield Corp.	63	2,601
Canadian Imperial Bank of Commerce	553	26,183
Canadian National Railway Co.	341	44,241
Canadian Natural Resources Ltd.	988	68,865
Canadian Pacific Kansas City Ltd.	336	28,545
Canadian Tire Corp. Ltd., Class A	753	76,669
Cenovus Energy, Inc.	1,725	30,078
CGI, Inc.*	1,659	190,589
Constellation Software, Inc.	30	83,571
Dollarama, Inc.	1,456	112,693
Enbridge, Inc.	182	6,260
Fairfax Financial Holdings Ltd.	146	155,929
Fortis, Inc.	1,503	57,988
Franco-Nevada Corp.	324	33,942
George Weston Ltd.	652	85,450
Great-West Lifeco, Inc.	663	20,432
Hydro One Ltd., 144A	2,073	61,822
IGM Financial, Inc.	1,760	46,259
Imperial Oil Ltd.	1,024	64,112
Intact Financial Corp.	621	103,327
Loblaw Cos. Ltd.	581	61,957
Magna International, Inc.	2,809	154,869
Manulife Financial Corp.	2,836	67,348
Metro, Inc.	1,987	107,645
National Bank of Canada	448	34,989
Nutrien Ltd.	453	23,659
Pembina Pipeline Corp.	1,164	40,532
Power Corp. of Canada	1,789	51,717
Restaurant Brands International, Inc.	1,438	111,724
Royal Bank of Canada	53	5,150
Saputo, Inc.	1,214	24,712
Sun Life Financial, Inc.	1,102	58,563
Suncor Energy, Inc.	2,843	97,740
TC Energy Corp.	99	3,918
Teck Resources Ltd., Class B	188	7,228
TELUS Corp.	634	11,064
Thomson Reuters Corp.	214	33,802
Toronto-Dominion Bank	93	5,588

	Number of Shares	Value
Canada (Continued)
Tourmaline Oil Corp.	330	$14,944
Waste Connections, Inc.	222	36,961
Wheaton Precious Metals Corp.	1,059	43,669

(Cost $2,268,010)		2,660,377

Chile — 0.0%
Antofagasta PLC (Cost $8,576)	604	13,886

China — 0.0%
Lenovo Group Ltd. (Cost $18,809)	26,916	29,808

Denmark — 1.2%
A.P. Moller — Maersk A/S, Class A	14	19,003
A.P. Moller — Maersk A/S, Class B	21	29,712
Carlsberg AS, Class B	1,226	171,042
Coloplast A/S, Class B	89	11,830
Danske Bank A/S	649	19,079
Demant A/S*	261	13,076
DSV A/S	673	108,058
Genmab A/S*	84	23,536
H Lundbeck A/S	3,140	15,216
H Lundbeck A/S, Class A	1,454	6,307
Novo Nordisk A/S, Class B	193	22,967
Novozymes A/S, Class B	1,138	64,233
Pandora A/S	1,031	166,587
ROCKWOOL A/S, Class B	101	32,331
Royal Unibrew A/S	416	27,032
Tryg A/S	199	4,232

(Cost $669,611)		734,241

Finland — 0.7%
Elisa OYJ	1,001	45,127
Kesko OYJ, Class B	2,921	55,838
Kone OYJ, Class B	1,531	74,919
Mandatum OYJ*	549	2,412
Metso Corp.	2,582	27,583
Neste OYJ	198	5,436
Nokia OYJ	13,129	46,309
Nordea Bank Abp	1,314	15,983
Orion OYJ, Class B	924	36,397
Sampo OYJ, Class A	549	24,578
Stora Enso OYJ, Class R	2,359	29,817
UPM-Kymmene OYJ	428	14,326
Wartsila OYJ Abp	988	15,284

(Cost $456,910)		394,009

France — 6.3%
Accor SA	1,395	60,520
Aeroports de Paris SA	90	12,242
Air Liquide SA	321	65,271
Airbus SE	164	27,143
ALD SA, 144A	466	2,854
Alstom SA	616	8,226
Amundi SA, 144A	375	24,693
Arkema SA	1,559	161,554
AXA SA	625	22,238
BioMerieux	228	24,944

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
France (Continued)
BNP Paribas SA	132	$7,911
Bollore SE	11,021	75,613
Bouygues SA	2,031	80,375
Bureau Veritas SA	1,893	55,044
Capgemini SE	254	61,762
Carrefour SA	6,905	116,044
Cie de L’Odet SE	14	21,786
Cie de Saint-Gobain SA	3,289	253,415
Cie Generale des Etablissements Michelin SCA	6,187	228,911
Covivio SA REIT	100	4,493
Credit Agricole SA	862	11,679
Danone SA	1,373	87,691
Dassault Aviation SA	350	69,274
Dassault Systemes SE	155	7,244
Edenred SE	1,010	50,047
Eiffage SA	1,251	136,257
Engie SA	9,646	154,864
EssilorLuxottica SA	140	29,718
Eurazeo SE	436	36,849
Gecina SA REIT	27	2,609
Getlink SE	658	11,243
Hermes International SCA	3	7,509
Ipsen SA	454	50,014
JCDecaux SE*	1,191	24,617
Kering SA	31	14,259
Klepierre SA REIT	627	15,931
La Francaise des Jeux SAEM, 144A	1,551	64,988
Legrand SA	967	97,842
L’Oreal SA	15	7,170
LVMH Moet Hennessy Louis Vuitton SE	14	12,769
Orange SA	9,436	108,300
Pernod Ricard SA	204	34,118
Pluxee NV*	460	13,159
Publicis Groupe SA	2,678	283,366
Remy Cointreau SA	97	10,287
Renault SA	295	12,300
Rexel SA	6,927	177,657
Safran SA	179	37,521
Sanofi SA	398	37,854
Schneider Electric SE	312	70,835
SCOR SE	253	7,715
SEB SA	236	27,939
Societe Generale SA	378	9,175
Sodexo SA	460	36,687
SOITEC*	38	5,558
STMicroelectronics NV	1,538	69,445
Teleperformance SE	113	14,008
Thales SA	349	51,760
TotalEnergies SE	1,338	85,413
Valeo SE	1,002	11,613
Veolia Environnement SA	6,054	187,696
Vinci SA	780	99,939
Wendel SE	1,471	143,982

(Cost $3,324,372)		3,743,940

	Number of Shares	Value
Germany — 5.2%
adidas AG	70	$14,174
Allianz SE	54	14,834
BASF SE	2,154	109,730
Bayer AG	682	20,731
Bayerische Motoren Werke AG	1,130	133,557
Bechtle AG	221	11,398
Beiersdorf AG	336	48,195
Brenntag SE	3,565	325,527
Carl Zeiss Meditec AG	33	4,062
Continental AG	500	40,083
Covestro AG, 144A*	2,002	108,973
CTS Eventim AG & Co. KGaA	420	33,042
Daimler Truck Holding AG	548	22,404
Deutsche Bank AG (b)	1,063	14,220
Deutsche Boerse AG	37	7,752
Deutsche Lufthansa AG*	8,997	69,983
Deutsche Post AG	3,804	176,639
Deutsche Telekom AG	1,739	41,373
DWS Group GmbH & Co. KGaA, 144A (b)	743	30,473
E.ON SE	36,589	467,615
Evonik Industries AG	2,943	54,332
Fielmann Group AG	325	15,397
Fraport AG Frankfurt Airport Services Worldwide*	116	6,452
Fresenius Medical Care AG	1,732	66,312
Fresenius SE & Co. KGaA	2,261	63,322
FUCHS SE	1,244	43,415
GEA Group AG	2,994	120,753
Hannover Rueck SE	189	48,534
Heidelberg Materials AG	2,514	244,031
Hella GmbH & Co. KGaA	244	21,572
Henkel AG & Co. KGaA	255	17,219
HOCHTIEF AG	695	82,430
Infineon Technologies AG	752	26,932
Knorr-Bremse AG	372	26,038
Mercedes-Benz Group AG	1,094	87,180
Merck KGaA	218	37,226
MTU Aero Engines AG	382	91,895
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	43	20,028
Nemetschek SE	88	8,397
Puma SE	241	11,076
Rational AG	25	20,561
RWE AG	1,220	40,927
SAP SE	105	19,644
Scout24 SE, 144A	884	64,285
Siemens AG	125	24,746
Siemens Energy AG*	835	12,836
Siemens Healthineers AG, 144A*	100	6,006
Symrise AG	84	8,596
Talanx AG	301	21,498
thyssenkrupp AG	951	4,861
Traton SE	615	16,292
Wacker Chemie AG	91	9,951

(Cost $2,769,129)		3,037,509

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Hong Kong — 1.0%
ASMPT Ltd.	1,976	$24,218
Bank of East Asia Ltd.	14,327	17,916
BOC Hong Kong Holdings Ltd.	5,105	13,465
Cafe de Coral Holdings Ltd.	1,776	1,883
Cathay Pacific Airways Ltd.*	6,621	7,172
Chow Tai Fook Jewellery Group Ltd.	1,838	2,751
CK Asset Holdings Ltd.	4,712	21,758
CK Hutchison Holdings Ltd.	8,689	44,118
CK Infrastructure Holdings Ltd.	1,846	10,858
CLP Holdings Ltd.	3,189	26,579
Dah Sing Banking Group Ltd.	5,516	3,495
Dah Sing Financial Holdings Ltd.	1,478	3,085
DFI Retail Group Holdings Ltd.	3,200	6,752
First Pacific Co. Ltd.	35,866	14,477
Hang Lung Group Ltd.	3,219	3,746
Hang Seng Bank Ltd.	773	8,827
Henderson Land Development Co. Ltd.	1,601	4,622
Hong Kong & China Gas Co. Ltd.	21,537	16,671
Hong Kong Exchanges & Clearing Ltd.	364	11,289
Hutchison Port Holdings Trust, Class U	74,400	9,821
Hutchison Telecommunications Hong Kong Holdings Ltd.	51,480	6,970
Jardine Matheson Holdings Ltd.	700	29,337
Johnson Electric Holdings Ltd.	7,097	9,682
Kerry Properties Ltd.	3,453	5,690
Link REIT	6,745	33,558
MTR Corp. Ltd.	420	1,395
NWS Holdings Ltd.	16,630	19,543
PCCW Ltd.	54,419	27,109
Power Assets Holdings Ltd.	10,509	63,225
Sino Land Co. Ltd.	8,634	9,319
Sun Hung Kai Properties Ltd.	1,897	19,130
Swire Pacific Ltd., Class A	2,055	17,036
Swire Pacific Ltd., Class B	7,627	9,937
Swire Properties Ltd.	3,032	6,259
Techtronic Industries Co. Ltd.	1,179	12,763
VTech Holdings Ltd.	4,138	23,917
WH Group Ltd., 144A	28,474	17,167
Yue Yuen Industrial Holdings Ltd.	6,967	7,306

(Cost $634,954)		572,846

Ireland — 1.9%
AIB Group PLC	1,912	8,868
CRH PLC	3,489	294,158
DCC PLC	3,371	239,475
Experian PLC	1,210	51,810
Flutter Entertainment PLC*	114	24,666
Glanbia PLC	7,630	138,219
James Hardie Industries PLC CDI*	3,099	122,588
Kerry Group PLC, Class A	304	26,693
Kingspan Group PLC	416	37,581
Smurfit Kappa Group PLC	3,896	166,476

(Cost $818,144)		1,110,534

Israel — 0.8%
Airport City Ltd.*	601	10,131
Amot Investments Ltd.	1,559	7,966

	Number of Shares	Value
Israel (Continued)
Azrieli Group Ltd.	50	$3,623
Bank Hapoalim BM	5,160	49,381
Bank Leumi Le-Israel BM	3,528	29,555
Bezeq The Israeli Telecommunication Corp. Ltd.	28,335	38,263
Elbit Systems Ltd.	180	40,016
First International Bank Of Israel Ltd.	498	21,487
ICL Group Ltd.	6,049	31,993
Israel Discount Bank Ltd., Class A	5,601	29,200
Melisron Ltd.	316	24,410
Mivne Real Estate KD Ltd.	5,705	15,309
Mizrahi Tefahot Bank Ltd.	687	27,179
Nice Ltd.*	176	43,202
Nova Ltd.*	316	53,793
Phoenix Holdings Ltd.	1,995	21,522
Strauss Group Ltd.*	374	7,415
Teva Pharmaceutical Industries Ltd.*	1,126	14,814
Tower Semiconductor Ltd.*	196	6,448

(Cost $411,466)		475,707

Italy — 2.9%
A2A SpA	92,583	168,317
Amplifon SpA	481	16,079
Assicurazioni Generali SpA	2,639	62,599
Banca Mediolanum SpA	1,757	18,926
Banco BPM SpA	338	1,966
Buzzi SpA	2,572	86,950
Davide Campari-Milano NV	1,966	19,939
Enel SpA	19,394	123,468
Eni SpA	15,228	234,793
Ferrari NV	154	64,977
FinecoBank Banca Fineco SpA	476	6,583
Hera SpA	45,024	155,718
Infrastrutture Wireless Italiane SpA, 144A	1,524	16,879
Interpump Group SpA	814	38,635
Italgas SpA	4,700	25,659
Leonardo SpA	4,253	90,920
Mediobanca Banca di Credito Finanziario SpA	3,386	46,150
Moncler SpA	1,348	97,239
Pirelli & C SpA, 144A	12,596	74,288
Poste Italiane SpA, 144A	1,425	16,716
Prysmian SpA	3,450	171,924
Recordati Industria Chimica e Farmaceutica SpA	408	22,853
Reply SpA	45	6,243
Snam SpA	6,650	31,095
Terna — Rete Elettrica Nazionale	8,922	69,940
UniCredit SpA	393	13,146
UnipolSai Assicurazioni SpA	4,420	12,733

(Cost $1,464,884)		1,694,735

Japan — 30.7%
ABC-Mart, Inc.	1,289	22,095
Acom Co. Ltd.	4,500	11,194
Activia Properties, Inc. REIT	2	5,205
Advance Residence Investment Corp. REIT	6	12,267

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Advantest Corp.	248	$11,450
Aeon Co. Ltd.	2,049	48,942
Aeon Mall Co. Ltd. (c)	600	7,011
AEON REIT Investment Corp. REIT	9	7,907
AGC, Inc.	1,554	55,579
Aica Kogyo Co. Ltd.	1,414	33,595
Ain Holdings, Inc.	400	12,663
Air Water, Inc.	5,300	76,506
Aisin Corp.	2,893	109,152
Ajinomoto Co., Inc.	1,300	47,798
Alfresa Holdings Corp.	9,100	135,980
Amada Co. Ltd.	8,443	93,783
Amano Corp.	1,500	36,701
ANA Holdings, Inc.*	2,700	58,882
Ariake Japan Co. Ltd.	200	7,055
As One Corp.	100	3,486
Asahi Group Holdings Ltd.	692	23,732
Asahi Intecc Co. Ltd.	216	4,490
Asahi Kasei Corp.	3,119	21,704
ASKUL Corp.	400	5,623
Astellas Pharma, Inc.	3,883	42,846
Azbil Corp.	813	23,852
Bandai Namco Holdings, Inc.	1,600	30,927
Bic Camera, Inc.	1,400	12,038
BIPROGY, Inc.	900	27,865
Bridgestone Corp.	2,224	95,783
Brother Industries Ltd.	242	4,058
Calbee, Inc.	880	18,850
Canon Marketing Japan, Inc.	1,400	41,662
Canon, Inc.	3,322	97,150
Capcom Co. Ltd.	1,208	48,661
Casio Computer Co. Ltd.	900	7,255
Central Japan Railway Co.	1,555	39,158
Chiba Bank Ltd.	1,200	9,765
Chubu Electric Power Co., Inc.	23,531	293,450
Chugai Pharmaceutical Co. Ltd.	700	28,062
Chugoku Electric Power Co., Inc.	2,183	14,739
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	15,895
COMSYS Holdings Corp.	4,934	108,985
Concordia Financial Group Ltd.	3,500	17,726
Cosmo Energy Holdings Co. Ltd.	1,200	53,454
Cosmos Pharmaceutical Corp.	250	24,437
Dai Nippon Printing Co. Ltd.	2,307	67,313
Daicel Corp.	8,427	79,670
Daido Steel Co. Ltd.	5,275	62,365
Daifuku Co. Ltd.	1,278	30,279
Dai-ichi Life Holdings, Inc.	500	11,385
Daiichikosho Co. Ltd.	1,700	21,990
Daikin Industries Ltd.	50	7,074
Daito Trust Construction Co. Ltd.	1,289	152,997
Daiwa House Industry Co. Ltd.	5,402	156,282
Daiwa House REIT Investment Corp. REIT	3	4,899
Daiwa Office Investment Corp. REIT	1	3,895
Daiwa Securities Group, Inc.	1,400	10,308
Daiwa Securities Living Investments Corp. REIT	10	6,735
Denka Co. Ltd.	700	11,487

	Number of Shares	Value
Japan (Continued)
Denso Corp.	2,384	$43,867
Dentsu Group, Inc.	800	22,171
Dentsu Soken, Inc.	100	3,581
DIC Corp.	1,700	32,791
Disco Corp.	193	62,231
DMG Mori Co. Ltd.	1,500	34,666
Dowa Holdings Co. Ltd.	300	10,481
East Japan Railway Co.	1,000	59,230
Ebara Corp.	800	67,428
Electric Power Development Co. Ltd.	6,576	108,172
ENEOS Holdings, Inc.	48,820	210,813
EXEO Group, Inc.	2,272	47,787
Ezaki Glico Co. Ltd.	400	11,941
Fancl Corp.	200	2,769
FANUC Corp.	980	28,627
Fast Retailing Co. Ltd.	15	4,336
Frontier Real Estate Investment Corp. REIT	3	8,609
Fuji Electric Co. Ltd.	788	47,911
Fuji Media Holdings, Inc.	1,800	21,557
Fuji Oil Holdings, Inc.	200	3,345
FUJIFILM Holdings Corp.	451	28,696
Fujikura Ltd.	700	8,549
Fujitsu General Ltd.	400	5,167
Fujitsu Ltd.	642	100,308
Fukuoka Financial Group, Inc.	500	12,975
Furukawa Electric Co. Ltd.	1,500	29,710
Fuyo General Lease Co. Ltd.	300	27,410
GLP J REIT	10	7,944
Goldwin, Inc.	400	23,192
GS Yuasa Corp.	1,038	19,523
GungHo Online Entertainment, Inc.	800	11,615
Hachijuni Bank Ltd.	1,800	11,032
Hakuhodo DY Holdings, Inc.	3,969	36,900
Hamamatsu Photonics KK	650	23,330
Hankyu Hanshin Holdings, Inc.	1,467	42,313
Haseko Corp.	1,697	21,027
Heiwa Corp.	1,100	15,191
Hikari Tsushin, Inc.	127	22,970
Hirogin Holdings, Inc.	1,300	9,281
Hirose Electric Co. Ltd.	182	19,353
Hisamitsu Pharmaceutical Co., Inc.	500	12,942
Hitachi Construction Machinery Co. Ltd.	600	17,334
Hitachi Ltd.	1,346	113,898
Honda Motor Co. Ltd.	11,235	133,766
Horiba Ltd.	900	87,823
Hoshizaki Corp.	1,426	48,648
House Foods Group, Inc.	1,257	26,396
Hoya Corp.	200	26,037
Hulic Co. Ltd.	5,748	57,338
Ibiden Co. Ltd.	100	4,611
Idemitsu Kosan Co. Ltd.	12,625	79,966
IHI Corp.	400	8,809
Iida Group Holdings Co. Ltd.	800	10,324
Industrial & Infrastructure Fund Investment Corp. REIT	3	2,526
INFRONEER Holdings, Inc.	6,984	71,650

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Inpex Corp.	5,699	$76,573
Internet Initiative Japan, Inc.	700	12,990
Isetan Mitsukoshi Holdings Ltd.	3,600	50,848
Isuzu Motors Ltd.	4,500	64,101
ITOCHU Corp.	3,236	140,882
Itoham Yonekyu Holdings, Inc.	460	12,632
Iwatani Corp.	2,900	144,254
Iyogin Holdings, Inc.	1,000	7,503
Izumi Co. Ltd.	800	18,531
J. Front Retailing Co. Ltd.	1,365	13,548
Japan Airlines Co. Ltd.	1,400	26,154
Japan Airport Terminal Co. Ltd.	100	3,938
Japan Aviation Electronics Industry Ltd.	1,000	17,679
Japan Exchange Group, Inc.	600	15,691
Japan Logistics Fund, Inc. REIT	3	5,129
Japan Metropolitan Fund Invest REIT	12	7,080
Japan Post Bank Co. Ltd.	900	9,606
Japan Post Holdings Co. Ltd.	1,200	11,597
Japan Post Insurance Co. Ltd.	400	7,382
Japan Prime Realty Investment Corp. REIT	4	8,779
Japan Real Estate Investment Corp. REIT	4	14,432
Japan Tobacco, Inc.	2,064	53,672
JFE Holdings, Inc.	5,500	90,215
JGC Holdings Corp.	1,100	10,014
JSR Corp.	600	16,123
JTEKT Corp.	5,200	48,432
Kadokawa Corp.	200	3,816
Kagome Co. Ltd.	265	6,094
Kajima Corp.	4,300	79,797
Kamigumi Co. Ltd.	3,232	75,709
Kandenko Co. Ltd.	5,592	63,852
Kaneka Corp.	1,422	34,194
Kansai Electric Power Co., Inc.	8,511	109,209
Kansai Paint Co. Ltd.	1,588	23,024
Kao Corp.	853	32,463
Kawasaki Heavy Industries Ltd.	843	23,279
KDDI Corp.	1,229	37,395
KDX Realty Investment Corp. REIT	8	8,012
Keihan Holdings Co. Ltd.	400	9,258
Keikyu Corp.	400	3,556
Keio Corp.	200	5,616
Keisei Electric Railway Co. Ltd.	800	37,389
Kewpie Corp.	2,059	38,389
Keyence Corp.	29	13,571
Kikkoman Corp.	273	17,877
Kinden Corp.	6,200	105,736
Kintetsu Group Holdings Co. Ltd.	2,300	70,781
Kirin Holdings Co. Ltd.	1,212	16,880
Kobayashi Pharmaceutical Co. Ltd.	226	9,030
Kobe Bussan Co. Ltd.	300	8,078
Kobe Steel Ltd.	1,500	20,555
Koei Tecmo Holdings Co. Ltd.	724	9,058
Koito Manufacturing Co. Ltd.	1,800	22,784
Kokuyo Co. Ltd.	1,400	22,150
Komatsu Ltd.	2,970	86,241
Konami Group Corp.	282	18,992

	Number of Shares	Value
Japan (Continued)
Kotobuki Spirits Co. Ltd.	500	$6,681
K’s Holdings Corp.	1,511	13,099
Kubota Corp.	400	5,864
Kuraray Co. Ltd.	8,481	85,734
Kurita Water Industries Ltd.	528	21,481
Kusuri no Aoki Holdings Co. Ltd.	600	12,580
Kyocera Corp.	2,288	33,700
Kyoto Financial Group, Inc.	400	6,990
Kyowa Kirin Co. Ltd.	400	7,941
Kyudenko Corp.	1,499	58,309
Kyushu Electric Power Co., Inc.*	10,264	83,905
Kyushu Financial Group, Inc.	800	6,024
Kyushu Railway Co.	1,400	32,206
LaSalle Logiport REIT	7	6,590
Lawson, Inc.	700	47,962
Lion Corp.	1,406	12,409
Lixil Corp.	811	10,404
Mabuchi Motor Co. Ltd.	1,400	25,574
Macnica Holdings, Inc.	200	11,035
Makita Corp.	400	10,442
Marubeni Corp.	11,491	189,789
Marui Group Co. Ltd.	379	6,175
Maruichi Steel Tube Ltd.	2,450	64,168
MatsukiyoCocokara & Co.	3,291	54,553
Mazda Motor Corp.	3,800	44,634
McDonald’s Holdings Co. Japan Ltd.	1,400	65,197
Mebuki Financial Group, Inc.	3,800	11,877
Medipal Holdings Corp.	8,751	132,461
MEIJI Holdings Co. Ltd.	4,438	100,134
MINEBEA MITSUMI, Inc.	871	18,011
MISUMI Group, Inc.	140	2,138
Mitsubishi Chemical Group Corp.	38,602	221,419
Mitsubishi Corp.	7,308	156,492
Mitsubishi Electric Corp.	6,874	109,377
Mitsubishi Estate Co. Ltd.	1,200	18,445
Mitsubishi Gas Chemical Co., Inc.	3,067	50,000
Mitsubishi HC Capital, Inc.	3,450	23,811
Mitsubishi Heavy Industries Ltd.	713	56,332
Mitsubishi Logistics Corp.	1,500	46,051
Mitsubishi Materials Corp.	3,000	52,485
Mitsubishi Motors Corp.	800	2,468
Mitsubishi UFJ Financial Group, Inc.	1,200	12,363
Mitsui & Co. Ltd.	3,925	171,848
Mitsui Chemicals, Inc.	5,400	149,657
Mitsui Fudosan Co. Ltd.	1,200	32,560
Mitsui Fudosan Logistics Park, Inc. REIT	2	5,672
Mitsui Mining & Smelting Co. Ltd.	1,300	38,322
Mitsui OSK Lines Ltd.	1,174	40,255
Miura Co. Ltd.	1,200	25,576
Mizuho Financial Group, Inc.	1,180	22,083
Mori Hills REIT Investment Corp. REIT	6	5,256
Morinaga & Co. Ltd.	400	7,188
Morinaga Milk Industry Co. Ltd.	800	16,613
MS&AD Insurance Group Holdings, Inc.	1,100	54,460
Murata Manufacturing Co. Ltd.	1,551	31,327
Nabtesco Corp.	200	3,319
Nagase & Co. Ltd.	4,165	69,347

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nagoya Railroad Co. Ltd.	1,400	$20,003
Nankai Electric Railway Co. Ltd.	718	14,032
NEC Corp.	900	60,673
NEC Networks & System Integration Corp.	200	3,273
NET One Systems Co. Ltd.	1,100	19,109
Nexon Co. Ltd.	200	3,242
NGK Insulators Ltd.	2,177	28,422
NH Foods Ltd.	900	31,545
NHK Spring Co. Ltd.	3,800	36,510
Nichirei Corp.	2,000	50,204
Nifco, Inc.	1,461	35,210
Nihon Kohden Corp.	200	5,538
Nikon Corp.	500	4,946
Nintendo Co. Ltd.	1,350	75,767
Nippon Accommodations Fund, Inc. REIT	2	7,590
Nippon Building Fund, Inc. REIT	3	11,565
Nippon Electric Glass Co. Ltd.	1,100	26,576
NIPPON EXPRESS HOLDINGS, Inc.	1,236	65,396
Nippon Kayaku Co. Ltd.	5,400	46,488
Nippon Prologis REIT, Inc. REIT	2	3,349
Nippon Sanso Holdings Corp.	1,459	42,287
Nippon Shokubai Co. Ltd.	800	29,991
Nippon Steel Corp.	5,413	134,358
Nippon Telegraph & Telephone Corp.	11,775	14,342
Nippon Yusen KK	1,400	44,637
Nishi-Nippon Railroad Co. Ltd.	900	14,480
Nissan Chemical Corp.	583	24,357
Nissan Motor Co. Ltd.	4,200	16,523
Nisshin Seifun Group, Inc.	3,678	50,991
Nissin Foods Holdings Co. Ltd.	2,952	86,329
Niterra Co. Ltd.	3,702	112,319
Nitori Holdings Co. Ltd.	429	63,001
Nitto Denko Corp.	2,043	187,688
Noevir Holdings Co. Ltd.	200	6,975
NOF Corp.	1,307	58,761
NOK Corp.	3,200	45,337
Nomura Holdings, Inc.	900	5,116
Nomura Real Estate Holdings, Inc.	486	12,089
Nomura Real Estate Master Fund, Inc. REIT	12	11,938
Nomura Research Institute Ltd.	700	19,662
NS Solutions Corp.	600	20,084
NSK Ltd.	6,600	36,155
Obayashi Corp.	37,062	358,932
OBIC Business Consultants Co. Ltd.	100	4,777
Obic Co. Ltd.	279	43,667
Odakyu Electric Railway Co. Ltd.	1,800	25,316
Oji Holdings Corp.	14,188	55,578
OKUMA Corp.	1,200	56,540
Omron Corp.	600	22,257
Ono Pharmaceutical Co. Ltd.	1,477	24,553
Open House Group Co. Ltd.	580	18,299
Oracle Corp.	400	30,654
Oriental Land Co. Ltd.	490	17,558
ORIX Corp.	3,836	80,400
Orix JREIT, Inc. REIT	8	8,451

	Number of Shares	Value
Japan (Continued)
Osaka Gas Co. Ltd.	4,829	$96,599
OSG Corp.	1,100	15,430
Otsuka Corp.	808	35,522
Otsuka Holdings Co. Ltd.	2,034	82,654
PALTAC Corp.	1,282	35,872
Pan Pacific International Holdings Corp.	499	11,752
Panasonic Holdings Corp.	9,572	90,847
Penta-Ocean Construction Co. Ltd.	4,120	21,347
Persol Holdings Co. Ltd.	9,390	13,570
Pigeon Corp.	300	3,059
Pola Orbis Holdings, Inc.	1,000	9,995
Recruit Holdings Co. Ltd.	326	13,165
Renesas Electronics Corp.	1,300	21,319
Rengo Co. Ltd.	5,812	38,789
Resona Holdings, Inc.	3,100	16,901
Resonac Holdings Corp.	2,200	53,137
Resorttrust, Inc.	500	8,621
Ricoh Co. Ltd.	1,400	11,646
Rinnai Corp.	451	10,513
Rohm Co. Ltd.	2,156	36,625
Rohto Pharmaceutical Co. Ltd.	1,322	26,860
Ryohin Keikaku Co. Ltd.	1,100	17,374
Sankyo Co. Ltd.	12,045	137,616
Sankyu, Inc.	1,800	63,632
Sanrio Co. Ltd.	100	5,605
Santen Pharmaceutical Co. Ltd.	3,600	35,755
Sanwa Holdings Corp.	7,400	131,219
Sapporo Holdings Ltd.	300	13,213
SBI Holdings, Inc.	800	21,514
SCREEN Holdings Co. Ltd.	600	75,105
SCSK Corp.	800	14,752
Secom Co. Ltd.	1,535	111,994
Sega Sammy Holdings, Inc.	3,200	40,131
Seibu Holdings, Inc.	1,000	14,458
Seiko Epson Corp.	1,851	29,941
Seino Holdings Co. Ltd.	5,400	76,416
Sekisui Chemical Co. Ltd.	7,201	101,469
Sekisui House Ltd.	4,936	110,151
Sekisui House Reit, Inc. REIT	13	6,436
Seven & i Holdings Co. Ltd.	3,600	53,638
Seven Bank Ltd.	5,800	11,595
SG Holdings Co. Ltd.	3,860	48,434
Shikoku Electric Power Co., Inc.	5,400	39,290
Shimadzu Corp.	1,496	40,811
Shimamura Co. Ltd.	1,622	86,383
Shimano, Inc.	262	36,516
Shimizu Corp.	18,546	107,655
Shin-Etsu Chemical Co. Ltd.	2,535	108,178
Shinko Electric Industries Co. Ltd.	200	7,240
Shionogi & Co. Ltd.	800	40,003
Shiseido Co. Ltd.	200	5,408
Shizuoka Financial Group, Inc.	1,200	11,746
SHO-BOND Holdings Co. Ltd.	349	14,949
Skylark Holdings Co. Ltd.*	3,060	44,611
SMC Corp.	41	24,695
Socionext, Inc.	1,000	25,676
SoftBank Corp.	2,905	38,285

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Sohgo Security Services Co. Ltd.	6,535	$36,253
Sojitz Corp.	10,620	269,562
Sompo Holdings, Inc.	700	41,073
Sony Group Corp.	73	6,314
Sotetsu Holdings, Inc.	900	16,326
Square Enix Holdings Co. Ltd.	300	12,716
Stanley Electric Co. Ltd.	2,531	43,325
Subaru Corp.	5,464	124,270
Sugi Holdings Co. Ltd.	2,805	44,033
SUMCO Corp.	4,200	65,777
Sumitomo Bakelite Co. Ltd.	700	40,222
Sumitomo Chemical Co. Ltd.	7,600	15,426
Sumitomo Corp.	8,132	190,545
Sumitomo Electric Industries Ltd.	14,326	212,540
Sumitomo Forestry Co. Ltd.	2,383	68,129
Sumitomo Heavy Industries Ltd.	2,049	61,017
Sumitomo Metal Mining Co. Ltd.	869	22,667
Sumitomo Mitsui Financial Group, Inc.	600	33,450
Sumitomo Mitsui Trust Holdings, Inc.	2,000	40,609
Sumitomo Realty & Development Co. Ltd.	771	22,862
Sumitomo Rubber Industries Ltd.	2,500	29,131
Sundrug Co. Ltd.	1,188	37,092
Suntory Beverage & Food Ltd.	974	32,031
Suzuken Co. Ltd.	4,084	121,644
Suzuki Motor Corp.	1,442	63,366
Sysmex Corp.	127	7,145
Taiheiyo Cement Corp.	600	12,600
Taisei Corp.	1,834	57,678
Taisho Pharmaceutical Holdings Co. Ltd.	300	17,198
Takara Bio, Inc.	800	5,431
Takara Holdings, Inc.	7,300	61,187
Takashimaya Co. Ltd.	800	12,048
Takeda Pharmaceutical Co. Ltd.	400	11,724
TBS Holdings, Inc.	1,500	39,417
TDK Corp.	430	22,369
TechnoPro Holdings, Inc.	387	7,748
Teijin Ltd.	3,920	33,262
Terumo Corp.	116	4,523
THK Co. Ltd.	800	17,607
TIS, Inc.	600	13,530
Tobu Railway Co. Ltd.	1,800	46,025
Toda Corp.	1,000	6,188
Toho Co. Ltd.	1,059	34,401
Toho Gas Co. Ltd.	800	16,051
Tohoku Electric Power Co., Inc.	5,619	38,106
Tokai Carbon Co. Ltd.	1,500	9,889
Tokio Marine Holdings, Inc.	1,400	40,933
Tokyo Electric Power Co. Holdings, Inc.*	5,404	29,246
Tokyo Electron Ltd.	108	26,605
Tokyo Gas Co. Ltd.	19,159	419,739
Tokyo Ohka Kogyo Co. Ltd.	2,100	64,640
Tokyo Seimitsu Co. Ltd.	100	6,832
Tokyo Tatemono Co. Ltd.	500	7,251
Tokyu Corp.	1,800	22,411
Tokyu Fudosan Holdings Corp.	2,722	17,870
TOPPAN Holdings, Inc.	5,065	120,576
Toray Industries, Inc.	10,000	46,135

	Number of Shares	Value
Japan (Continued)
Toshiba TEC Corp.	91	$1,903
Tosoh Corp.	2,241	30,530
TOTO Ltd.	280	7,575
Toyo Seikan Group Holdings Ltd.	821	13,812
Toyo Suisan Kaisha Ltd.	1,400	81,435
Toyo Tire Corp.	1,700	30,781
Toyoda Gosei Co. Ltd.	1,984	40,841
Toyota Boshoku Corp.	2,100	33,260
Toyota Industries Corp.	798	79,389
Toyota Motor Corp.	300	7,258
Toyota Tsusho Corp.	3,023	195,393
Trend Micro, Inc.	139	6,897
TS Tech Co. Ltd.	4,558	58,989
Tsuruha Holdings, Inc.	228	17,214
UBE Corp.	293	4,915
Unicharm Corp.	877	29,157
United Urban Investment Corp. REIT	14	13,236
Ushio, Inc.	601	7,959
USS Co. Ltd.	2,600	45,262
Welcia Holdings Co. Ltd.	800	15,105
West Japan Railway Co.	1,500	62,447
Workman Co. Ltd.	200	5,412
Yakult Honsha Co. Ltd.	1,300	28,038
Yamada Holdings Co. Ltd.	9,457	27,220
Yamaguchi Financial Group, Inc.	1,200	12,179
Yamaha Motor Co. Ltd.	7,800	69,808
Yamato Holdings Co. Ltd.	6,400	97,281
Yamato Kogyo Co. Ltd.	1,400	78,105
Yamazaki Baking Co. Ltd.	2,053	48,352
Yaoko Co. Ltd.	600	34,524
Yaskawa Electric Corp.	300	12,265
Yokogawa Electric Corp.	1,600	33,824
Yokohama Rubber Co. Ltd.	1,400	37,219
Zenkoku Hosho Co. Ltd.	1,238	45,452
Zensho Holdings Co. Ltd.	1,200	52,540
Zeon Corp.	1,359	11,532
ZOZO, Inc.	200	4,535

(Cost $16,158,770)		18,106,673

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $75,421)	2,888	71,858

Luxembourg — 0.3%
ArcelorMittal SA	3,053	79,688
Eurofins Scientific SE	221	13,211
L’Occitane International SA	2,138	8,084
RTL Group SA	1,004	37,092
Tenaris SA	2,444	43,427

(Cost $184,111)		181,502

Netherlands — 2.9%
Aalberts NV	813	36,511
ABN AMRO Bank NV, 144A	846	13,595
Akzo Nobel NV	1,246	90,799
ASM International NV	12	7,320
ASML Holding NV	10	9,420
ASR Nederland NV	214	9,872

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
BE Semiconductor Industries NV	73	$13,204
CTP NV, 144A	838	13,585
Euronext NV, 144A	71	6,550
EXOR NV	2,030	219,237
Heineken Holding NV	1,021	78,888
Heineken NV	275	25,420
IMCD NV	353	53,824
ING Groep NV	1,125	15,449
JDE Peet’s NV	621	14,206
Koninklijke Ahold Delhaize NV	8,896	264,930
Koninklijke KPN NV	32,243	118,039
Koninklijke Philips NV	301	6,027
Koninklijke Vopak NV	603	22,434
OCI NV	126	3,320
QIAGEN NV*	372	15,956
Randstad NV	5,147	283,727
Signify NV, 144A	1,312	35,182
Stellantis NV	8,035	209,856
Universal Music Group NV	784	23,645
Wolters Kluwer NV	732	115,533

(Cost $1,564,625)		1,706,529

New Zealand — 1.0%
Air New Zealand Ltd.	88,726	33,245
Auckland International Airport Ltd.	6,368	31,426
Contact Energy Ltd.	8,533	41,954
Fisher & Paykel Healthcare Corp. Ltd.	6,798	101,471
Fletcher Building Ltd.	15,607	38,985
Infratil Ltd.	7,272	45,678
Mainfreight Ltd.	941	38,847
Mercury NZ Ltd.	8,012	32,607
Meridian Energy Ltd.	13,791	50,245
Ryman Healthcare Ltd.*	419	1,185
SKYCITY Entertainment Group Ltd.	5,563	6,541
Spark New Zealand Ltd.	48,800	150,738
Xero Ltd.*	84	6,963

(Cost $592,252)		579,885

Norway — 0.8%
Aker ASA, Class A	340	18,380
Aker BP ASA	214	5,203
DNB Bank ASA	830	16,625
Equinor ASA	511	12,614
Gjensidige Forsikring ASA	422	6,673
Kongsberg Gruppen ASA	503	32,104
Mowi ASA	2,762	53,394
Norsk Hydro ASA	9,967	51,287
Orkla ASA	7,554	54,207
Telenor ASA	3,259	35,728
Var Energi ASA	2,245	6,865
Yara International ASA	6,342	197,454

(Cost $589,129)		490,534

Poland — 0.3%
Bank Polska Kasa Opieki SA	283	12,277
Dino Polska SA, 144A*	355	41,367
KGHM Polska Miedz SA	494	13,354
ORLEN SA	3,020	46,937

	Number of Shares	Value
Poland (Continued)
Powszechna Kasa Oszczednosci Bank Polski SA	1,631	$22,723
Powszechny Zaklad Ubezpieczen SA	4,477	55,133
Santander Bank Polska SA	82	11,299

(Cost $148,535)		203,090

Portugal — 0.6%
EDP — Energias de Portugal SA	5,908	23,521
Galp Energia SGPS SA	15,258	240,572
Jeronimo Martins SGPS SA	2,877	68,867

(Cost $285,560)		332,960

Russia — 0.0%
Evraz PLC*(d) (Cost $35,071)	4,559	0

Singapore — 2.5%
BOC Aviation Ltd., 144A	719	5,299
CapitaLand Ascendas REIT	34,436	70,173
CapitaLand Ascott Trust (a)	25,555	17,010
CapitaLand Integrated Commercial Trust REIT	25,074	36,550
CapitaLand Investment Ltd.	3,500	7,236
City Developments Ltd.	5,200	21,928
ComfortDelGro Corp. Ltd.	71,144	71,430
DBS Group Holdings Ltd.	1,026	25,433
Frasers Logistics & Commercial Trust REIT	66,200	50,711
Genting Singapore Ltd.	136,800	92,584
Jardine Cycle & Carriage Ltd.	1,710	32,366
Keppel REIT	26,172	16,837
Keppel DC REIT	36,500	46,148
Keppel Ltd.	16,162	87,024
Mapletree Industrial Trust REIT	12,078	20,570
Mapletree Logistics Trust REIT	39,767	43,771
Mapletree Pan Asia Commercial Trust REIT	8,991	9,027
NETLINK NBN TRUST	37,400	23,365
Olam Group Ltd.	22,964	16,737
Oversea-Chinese Banking Corp. Ltd.	6,262	60,450
Sembcorp Industries Ltd.	23,253	88,197
SIA Engineering Co. Ltd.	2,200	3,747
Singapore Airlines Ltd. (c)	59,400	285,823
Singapore Exchange Ltd.	17,380	122,149
Singapore Post Ltd.	7,300	2,144
Singapore Technologies Engineering Ltd.	9,528	28,203
Singapore Telecommunications Ltd.	13,266	23,185
Suntec Real Estate Investment Trust REIT	15,000	12,941
United Overseas Bank Ltd.	2,200	45,731
UOL Group Ltd. (c)	3,829	16,773
Venture Corp. Ltd.	2,962	30,840
Wilmar International Ltd.	15,900	39,259

(Cost $1,495,882)		1,453,641

South Korea — 3.7%
BGF retail Co. Ltd.	215	21,329
BNK Financial Group, Inc.	6,590	37,117
Cheil Worldwide, Inc.	1,315	18,269

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
CJ CheilJedang Corp.	26	$5,848
CJ Corp.*	242	17,610
DB Insurance Co. Ltd.*	1,141	84,658
DGB Financial Group, Inc.	2,164	14,399
Doosan Bobcat, Inc.	526	18,546
E-MART, Inc.*	136	7,558
Fila Holdings Corp.	163	4,701
GS Holdings Corp.	659	23,780
GS Retail Co. Ltd.	502	8,407
Hana Financial Group, Inc.	2,047	87,008
Hankook Tire & Technology Co. Ltd.	590	24,015
Hanwha Aerospace Co. Ltd.	34	4,787
HD Hyundai Co. Ltd.	530	28,140
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	62	5,210
Hotel Shilla Co. Ltd.	309	13,946
Hyundai Department Store Co. Ltd.	97	3,817
Hyundai Engineering & Construction Co. Ltd.*	244	6,358
Hyundai Glovis Co. Ltd.*	302	43,204
Hyundai Marine & Fire Insurance Co. Ltd.*	771	18,239
Hyundai Mobis Co. Ltd.	771	140,408
Hyundai Motor Co.	354	66,594
Hyundai Steel Co.*	488	13,175
Industrial Bank of Korea*	5,135	53,988
KB Financial Group, Inc.	1,401	66,809
Kia Corp.*	1,986	185,684
Korea Aerospace Industries Ltd.*	340	13,099
Korea Investment Holdings Co. Ltd.*	83	4,426
Korean Air Lines Co. Ltd.	2,313	39,951
KT&G Corp.	2,058	143,732
Kumho Petrochemical Co. Ltd.*	30	3,332
LG Corp.	261	18,366
LG Electronics, Inc.	645	45,968
LG Innotek Co. Ltd.	22	3,337
LG Uplus Corp.	4,455	34,527
LOTTE Fine Chemical Co. Ltd.	254	9,061
LS Corp.	87	5,743
Meritz Financial Group, Inc.	24	1,498
Mirae Asset Securities Co. Ltd.*	2,863	19,393
NAVER Corp.	46	6,736
NH Investment & Securities Co. Ltd.*	3,556	31,351
NongShim Co. Ltd.	123	32,145
OCI Holdings Co. Ltd.	88	6,212
Orion Corp.	391	27,278
POSCO Holdings, Inc.	64	20,739
S-1 Corp.	475	20,725
Samsung C&T Corp.	741	87,199
Samsung Card Co. Ltd.*	197	5,555
Samsung Electro-Mechanics Co. Ltd.	254	26,705
Samsung Electronics Co. Ltd.	359	19,789
Samsung Engineering Co. Ltd.*	1,708	31,554
Samsung Fire & Marine Insurance Co. Ltd.*	636	142,331
Samsung Life Insurance Co. Ltd.	321	23,359
Samsung SDI Co. Ltd.	21	5,945

	Number of Shares	Value
South Korea (Continued)
Samsung SDS Co. Ltd.	532	$63,923
Samsung Securities Co. Ltd.	1,709	53,326
Shinhan Financial Group Co. Ltd.	2,407	78,721
Shinsegae, Inc.	32	4,201
SK Hynix, Inc.	103	12,082
SK Square Co. Ltd.*	190	9,974
S-Oil Corp.	126	7,229
Woori Financial Group, Inc.	6,764	75,686
Yuhan Corp.	640	32,394

(Cost $1,789,852)		2,191,196

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	7,976	327,469
Aena SME SA, 144A	347	65,770
Amadeus IT Group SA	743	43,724
Banco Bilbao Vizcaya Argentaria SA	4,856	48,272
Banco Santander SA	5,741	23,891
Bankinter SA	802	5,093
Cellnex Telecom SA, 144A*	174	6,264
Enagas SA	1,370	19,785
Endesa SA	3,647	65,671
Ferrovial SE	736	27,597
Iberdrola SA	4,631	53,221
Industria de Diseno Textil SA	632	28,047
Mapfre SA	10,730	22,747
Merlin Properties Socimi SA REIT	570	5,400
Naturgy Energy Group SA	860	20,363
Redeia Corp. SA	1,352	21,507
Repsol SA	20,331	323,968
Telefonica SA	25,747	105,681

(Cost $1,105,700)		1,214,470

Sweden — 3.2%
Alfa Laval AB	1,539	57,961
Assa Abloy AB, Class B	3,989	113,878
Atlas Copco AB, Class A	2,517	43,724
Atlas Copco AB, Class B	1,359	20,337
Axfood AB	793	22,179
Boliden AB	4,757	120,609
Electrolux AB, Class B*	1,231	10,540
Epiroc AB, Class A	2,245	40,734
Epiroc AB, Class B	1,462	24,132
Essity AB, Class B	4,795	112,004
Evolution AB, 144A	94	12,186
Getinge AB, Class B	1,166	23,123
H & M Hennes & Mauritz AB, Class B	2,797	37,967
Hexagon AB, Class B	2,086	24,464
Holmen AB, Class B	988	39,702
Husqvarna AB, Class B	1,822	14,062
Indutrade AB	960	25,421
Investment AB Latour, Class B	363	9,212
L E Lundbergforetagen AB, Class B	151	8,216
Lifco AB, Class B	1,417	37,769
Saab AB, Class B	269	21,224
Sagax AB, Class B	129	3,053
Sagax AB, Class D	1,295	3,636

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Sandvik AB	5,199	$117,019
Securitas AB, Class B	1,680	18,079
Skandinaviska Enskilda Banken AB, Class A	3,990	59,306
Skanska AB, Class B	5,856	108,094
SKF AB, Class B	4,039	88,138
SSAB AB, Class A	2,393	18,732
SSAB AB, Class B	6,321	49,530
Svenska Cellulosa AB SCA, Class B	2,150	30,471
Svenska Handelsbanken AB, Class A	1,721	20,590
Sweco AB, Class B	895	9,549
Swedbank AB, Class A	3,468	76,214
Swedish Orphan Biovitrum AB*	1,145	28,173
Tele2 AB, Class B	6,275	52,711
Telefonaktiebolaget LM Ericsson, Class B	12,939	70,313
Trelleborg AB, Class B	3,150	114,493
Volvo AB, Class A	860	24,003
Volvo AB, Class B	5,775	159,117

(Cost $1,625,382)		1,870,665

Switzerland — 4.3%
ABB Ltd.	1,691	78,198
Adecco Group AG	1,289	51,864
Alcon, Inc.	253	21,601
Bachem Holding AG	182	14,468
Baloise Holding AG	115	18,624
Banque Cantonale Vaudoise	82	9,862
Barry Callebaut AG	10	14,105
Belimo Holding AG	99	47,176
BKW AG	560	78,860
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	86,014
Cie Financiere Richemont SA, Class A	217	34,649
Clariant AG*	645	8,014
Coca-Cola HBC AG*	2,477	77,235
DKSH Holding AG	347	25,595
DSM-Firmenich AG	511	54,745
Emmi AG	37	37,817
EMS-Chemie Holding AG	54	37,807
Flughafen Zurich AG	175	37,065
Geberit AG	262	152,698
Georg Fischer AG	1,559	115,967
Givaudan SA	9	37,889
Glencore PLC	9,594	45,528
Helvetia Holding AG	197	27,943
Holcim AG*	3,829	313,521
Julius Baer Group Ltd.	384	20,618
Kuehne + Nagel International AG	382	129,105
Logitech International SA	1,471	130,269
Lonza Group AG	53	27,808
Nestle SA	71	7,399
Novartis AG	235	23,883
Partners Group Holding AG	48	69,175
PSP Swiss Property AG	320	40,884
Roche Holding AG	13	3,424
Sandoz Group AG*	47	1,466
Schindler Holding AG	99	25,274

	Number of Shares	Value
Switzerland (Continued)
Schindler Holding AG Participation Certificates	197	$52,105
SGS SA	438	42,181
SIG Group AG*	531	10,553
Sika AG	250	72,540
Sonova Holding AG	262	81,021
Straumann Holding AG	134	21,244
Swatch Group AG — Bearer	300	71,069
Swatch Group AG — Registered	693	31,834
Swiss Life Holding AG	43	31,331
Swiss Prime Site AG	372	35,698
Swiss Re AG	167	20,217
Swisscom AG	123	70,597
Tecan Group AG	57	22,320
Temenos AG	89	6,701
UBS Group AG	513	14,687
VAT Group AG, 144A	120	60,344
Zurich Insurance Group AG	16	8,540

(Cost $2,236,353)		2,559,532

United Kingdom — 11.2%
3i Group PLC	27,989	873,788
Admiral Group PLC	1,445	48,731
Amcor PLC CDI	6,885	61,285
Anglo American PLC	109	2,345
Ashtead Group PLC	753	54,102
Associated British Foods PLC	2,353	67,654
AstraZeneca PLC	46	5,809
Auto Trader Group PLC, 144A	7,571	70,908
Aviva PLC	1,846	10,422
B&M European Value Retail SA	28,073	186,717
BAE Systems PLC	4,899	76,967
Barclays PLC	4,270	8,883
Barratt Developments PLC	27,904	164,661
Beazley PLC	714	5,889
Berkeley Group Holdings PLC	3,207	188,352
BP PLC	11,103	64,704
British American Tobacco PLC	295	8,751
BT Group PLC	21,174	27,976
Bunzl PLC	2,541	101,345
Burberry Group PLC	6,258	101,721
Centrica PLC	179,812	286,250
Compass Group PLC	3,252	89,266
ConvaTec Group PLC, 144A	3,102	9,661
Croda International PLC	591	35,630
Diageo PLC	506	18,959
DS Smith PLC	46,323	188,739
Endeavour Mining PLC	1,044	16,838
Entain PLC	1,052	12,150
Ferguson PLC	744	155,144
GSK PLC	8,828	185,886
Haleon PLC	17,396	72,936
Halma PLC	1,103	32,118
Hargreaves Lansdown PLC	3,225	29,715
Howden Joinery Group PLC	17,649	184,629
HSBC Holdings PLC	1,735	13,486
IMI PLC	3,844	84,267

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Imperial Brands PLC	4,407	$95,020
Informa PLC	6,839	70,090
InterContinental Hotels Group PLC	2,046	216,882
Intermediate Capital Group PLC	934	22,749
International Consolidated Airlines Group SA*	4,448	8,285
Intertek Group PLC	1,511	88,342
ITV PLC	54,026	38,229
J Sainsbury PLC	93,722	295,910
JD Sports Fashion PLC	11,409	17,015
Johnson Matthey PLC	248	4,836
Kingfisher PLC	29,550	87,654
Legal & General Group PLC	2,992	9,163
London Stock Exchange Group PLC	55	6,175
Melrose Industries PLC	2,968	23,840
Mondi PLC	4,231	75,383
National Grid PLC	4,187	54,950
NatWest Group PLC	1,654	5,002
Next PLC	2,378	250,090
Pearson PLC	2,944	35,773
Persimmon PLC	1,670	28,803
Reckitt Benckiser Group PLC	367	23,203
RELX PLC	1,899	83,138
Renishaw PLC	203	11,062
Rightmove PLC	6,090	43,648
Rio Tinto PLC	888	57,051
RS GROUP PLC	724	6,902
Sage Group PLC	3,744	58,939
Schroders PLC	3,204	15,940
Severn Trent PLC	920	29,094
Shell PLC	1,151	35,773
Smith & Nephew PLC	1,852	24,376
Smiths Group PLC	8,589	174,704
Spirax-Sarco Engineering PLC	153	19,983
SSE PLC	2,102	43,221
Standard Chartered PLC	2,258	19,068
Tate & Lyle PLC	8,110	61,604
Taylor Wimpey PLC	124,878	217,754
Tesco PLC	113,771	401,234
Unilever PLC	528	25,824
UNITE Group PLC REIT	1,053	12,787
United Utilities Group PLC	3,133	40,622
Vodafone Group PLC	25,519	22,312
Weir Group PLC	2,275	52,749
Whitbread PLC	1,635	68,312
WPP PLC	6,715	60,071

(Cost $5,848,656)		6,590,246

TOTAL COMMON STOCKS (Cost $52,443,212)		58,398,866

PREFERRED STOCKS — 0.4%
Germany — 0.3%
Bayerische Motoren Werke AG	206	22,582
FUCHS SE	1,903	81,096
Henkel AG & Co. KGaA	506	38,089
Volkswagen AG	36	4,883

(Cost $134,580)		146,650

	Number of Shares	Value
South Korea — 0.1%
Hyundai Motor Co.	188	$22,688
Hyundai Motor Co.	120	14,374
LG Electronics, Inc.	219	7,220
Mirae Asset Securities Co. Ltd.*	2,996	9,090
Samsung Fire & Marine Insurance Co. Ltd.*	86	14,693

(Cost $49,395)		68,065

Spain — 0.0%
Grifols SA, Class B* (Cost $4,847)	713	3,962

TOTAL PREFERRED STOCKS (Cost $188,822)		218,677

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*(d), expires 8/22/28 (Cost $0)	38	0

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f) (Cost $290,445)	290,445	290,445

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (e) (Cost $79,730)	79,730	79,730

TOTAL INVESTMENTS — 99.9% (Cost $53,002,209)		$58,987,718
Other assets and liabilities, net — 0.1%		56,046

NET ASSETS — 100.0%		$59,043,764

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
5,858	6,644		(896)	91	2,523	—	—	1,063	14,220
DWS Group GmbH & Co. KGaA, 144A (b)
—	27,700		(1,642)	(331)	4,746	—	—	743	30,473

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f)
—	290,445	(g)	—	—	—	314	—	290,445	290,445

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (e)
24,747	2,574,189		(2,519,206)	—	—	3,232	—	79,730	79,730

30,605	2,898,978		(2,521,744)	(240)	7,269	3,546	—	371,981	414,868

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $276,396, which is 0.5% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI TOPIX Index Futures	JPY	1	$15,776	$17,913	3/07/2024	$2,137
MSCI EAFE Futures	USD	3	341,755	343,185	3/15/2024	1,430

Total unrealized appreciation						$3,567

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$58,398,866	$—	$0	$58,398,866
Preferred Stocks (a)	218,677	—	—	218,677
Warrants	—	—	0	0
Short-Term Investments (a)	370,175	—	—	370,175
Derivatives (b)
Futures Contracts	3,567	—	—	3,567

TOTAL	$58,991,285	$—	$0	$58,991,285

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 29, 2024, the amount of transfers from Level 3 to Level 1 was $ 64,772. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 2.0%
Ampol Ltd.	2,163	$55,492
ANZ Group Holdings Ltd.	27,516	509,740
APA Group (a)	14,563	74,439
Aristocrat Leisure Ltd.	6,048	183,636
ASX Ltd.	1,935	82,869
Atlassian Corp., Class A*	1,425	295,574
Aurizon Holdings Ltd.	14,347	35,593
BHP Group Ltd.	47,872	1,369,380
BlueScope Steel Ltd.	4,565	67,892
Brambles Ltd.	13,185	129,382
CAR Group Ltd.	3,362	80,474
Cochlear Ltd.	700	159,609
Coles Group Ltd.	11,697	128,719
Commonwealth Bank of Australia	15,752	1,194,008
Computershare Ltd.	5,036	84,997
CSL Ltd.	4,560	849,917
Dexus REIT	10,579	50,700
EBOS Group Ltd.	1,840	41,422
Endeavour Group Ltd.	12,216	43,749
Fortescue Ltd.	15,921	268,815
Goodman Group REIT	15,392	299,673
GPT Group REIT	19,635	55,616
IDP Education Ltd. (b)	2,029	25,221
Insurance Australia Group Ltd.	21,567	87,069
Lottery Corp. Ltd.	24,744	81,849
Macquarie Group Ltd.	3,654	463,512
Medibank Pvt Ltd.	27,382	64,009
Mineral Resources Ltd.	1,700	73,823
Mirvac Group REIT	38,903	55,223
National Australia Bank Ltd.	29,925	659,395
Northern Star Resources Ltd.	10,404	87,392
Orica Ltd.	4,548	50,670
Origin Energy Ltd.	17,517	102,542
Pilbara Minerals Ltd. (b)	23,291	63,697
Qantas Airways Ltd.*	7,373	24,629
QBE Insurance Group Ltd.	14,072	158,428
Ramsay Health Care Ltd.	1,810	64,716
REA Group Ltd.	558	70,528
Reece Ltd.	1,153	20,173
Rio Tinto Ltd.	3,516	283,387
Santos Ltd.	31,147	143,592
Scentre Group REIT	45,432	92,003
SEEK Ltd.	3,210	54,826
Seven Group Holdings Ltd.	1,632	40,924
Sonic Healthcare Ltd.	4,592	89,254
South32 Ltd.	38,467	73,891
Stockland REIT	26,221	76,661
Suncorp Group Ltd.	11,667	116,234
Telstra Group Ltd.	33,546	83,442
Transurban Group (a)	29,601	260,979
Treasury Wine Estates Ltd.	7,946	63,899
Vicinity Ltd. REIT	45,331	57,264
Washington H Soul Pattinson & Co. Ltd.	1,986	44,667
Wesfarmers Ltd.	10,486	455,015
Westpac Banking Corp.	32,397	555,862
WiseTech Global Ltd.	1,269	78,070

	Number of Shares	Value
Australia (Continued)
Woodside Energy Group Ltd.	17,700	$349,910
Woolworths Group Ltd.	11,218	238,276

(Cost $11,299,953)		11,372,728

Austria — 0.0%
Erste Group Bank AG	3,164	126,343
OMV AG	1,656	73,008
Verbund AG	523	37,920
voestalpine AG	1,006	27,477

(Cost $267,831)		264,748

Belgium — 0.2%
Ageas SA/NV	1,365	57,903
Anheuser-Busch InBev SA/NV	8,156	491,786
D’ieteren Group	265	51,045
Elia Group SA/NV	279	31,007
Groupe Bruxelles Lambert NV	778	58,378
KBC Group NV	2,340	164,342
Lotus Bakeries NV	4	37,659
Sofina SA	121	27,576
Syensqo SA*	726	64,902
UCB SA	1,261	145,329
Umicore SA	1,949	40,685
Warehouses De Pauw CVA REIT	1,397	37,310

(Cost $1,311,683)		1,207,922

Bermuda — 0.1%
Arch Capital Group Ltd.*	3,497	306,302
Everest Group Ltd.	388	143,126

(Cost $260,120)		449,428

Canada — 3.3%
Agnico Eagle Mines Ltd.	4,512	216,527
Air Canada*	1,355	18,102
Alimentation Couche-Tard, Inc.	7,086	439,731
AltaGas Ltd.	3,345	71,741
ARC Resources Ltd.	6,377	108,748
Bank of Montreal	7,026	636,321
Bank of Nova Scotia	11,603	562,977
Barrick Gold Corp.	16,981	247,763
BCE, Inc.	680	25,248
Brookfield Asset Management Ltd., Class A	3,298	134,488
Brookfield Corp.	13,108	541,194
BRP, Inc.	312	20,606
CAE, Inc.*	2,611	48,780
Cameco Corp.	3,815	154,698
Canadian Apartment Properties REIT	758	26,607
Canadian Imperial Bank of Commerce	8,388	397,152
Canadian National Railway Co.	5,219	677,102
Canadian Natural Resources Ltd.	10,001	697,087
Canadian Pacific Kansas City Ltd.	9,078	771,230
Canadian Tire Corp. Ltd., Class A	568	57,832
Canadian Utilities Ltd., Class A	1,200	27,037
CCL Industries, Inc., Class B	1,375	70,131
Cenovus Energy, Inc.	12,907	225,053
CGI, Inc.*	2,047	235,163
Constellation Software, Inc.	195	543,212

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Descartes Systems Group, Inc.*	765	$66,345
Dollarama, Inc.	2,486	192,414
Element Fleet Management Corp.	3,352	55,976
Emera, Inc.	2,509	88,051
Empire Co. Ltd., Class A	1,245	31,567
Enbridge, Inc.	19,807	681,237
Fairfax Financial Holdings Ltd.	217	231,757
First Quantum Minerals Ltd.	5,412	51,273
FirstService Corp.	387	63,724
Fortis, Inc.	4,377	168,871
Franco-Nevada Corp.	1,790	187,519
George Weston Ltd.	732	95,934
GFL Environmental, Inc.	2,536	91,486
Gildan Activewear, Inc.	1,985	69,164
Great-West Lifeco, Inc.	2,264	69,772
Hydro One Ltd., 144A	3,230	96,327
iA Financial Corp., Inc.	959	59,505
IGM Financial, Inc.	1,077	28,308
Imperial Oil Ltd.	2,077	130,039
Intact Financial Corp.	1,624	270,214
Ivanhoe Mines Ltd., Class A*	5,605	59,631
Keyera Corp.	1,897	46,699
Kinross Gold Corp.	12,491	61,150
Loblaw Cos. Ltd.	1,517	161,772
Lululemon Athletica, Inc.*	1,073	501,188
Lundin Mining Corp.	5,620	44,459
Magna International, Inc.	2,522	139,046
Manulife Financial Corp.	16,191	384,497
MEG Energy Corp.*	2,425	51,938
Metro, Inc.	1,990	107,808
National Bank of Canada	3,140	245,232
Northland Power, Inc.	2,418	41,003
Nutrien Ltd.	4,779	249,600
Onex Corp.	641	47,765
Open Text Corp.	2,252	86,653
Pan American Silver Corp.	3,501	43,467
Parkland Corp.	1,631	52,200
Pembina Pipeline Corp.	4,731	164,740
Power Corp. of Canada	5,477	158,332
Quebecor, Inc., Class B	1,393	32,598
Restaurant Brands International, Inc.	2,668	207,287
RioCan Real Estate Investment Trust REIT	1,386	18,271
Rogers Communications, Inc., Class B	3,568	157,993
Royal Bank of Canada	13,073	1,270,337
Saputo, Inc.	2,155	43,867
Shopify, Inc., Class A*	11,251	860,114
Stantec, Inc.	1,027	85,804
Sun Life Financial, Inc.	5,417	287,874
Suncor Energy, Inc.	12,520	430,425
TC Energy Corp.	9,335	369,449
Teck Resources Ltd., Class B	4,532	174,250
TELUS Corp.	4,388	76,576
TFI International, Inc.	745	110,139
Thomson Reuters Corp.	1,464	231,244
TMX Group Ltd.	2,820	74,016
Toromont Industries Ltd.	784	72,050

	Number of Shares	Value
Canada (Continued)
Toronto-Dominion Bank	16,426	$986,880
Tourmaline Oil Corp.	2,930	132,680
Waste Connections, Inc.	2,365	393,631
West Fraser Timber Co. Ltd.	382	30,760
Wheaton Precious Metals Corp.	4,157	171,417
WSP Global, Inc.	1,207	191,700

(Cost $17,560,666)		18,740,555

Chile — 0.0%
Antofagasta PLC (Cost $72,609)	3,670	84,375

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	16	21,718
A.P. Moller — Maersk A/S, Class B	55	77,817
Carlsberg AS, Class B	872	121,654
Coloplast A/S, Class B	1,103	146,612
Danske Bank A/S	7,010	206,078
Demant A/S*	797	39,929
DSV A/S	1,763	283,071
Genmab A/S*	573	160,546
Novo Nordisk A/S, Class B	30,528	3,632,798
Novozymes A/S, Class B	3,531	199,302
Orsted AS, 144A	1,803	101,218
Pandora A/S	781	126,193
ROCKWOOL A/S, Class B	134	42,895
Tryg A/S	3,365	71,567
Vestas Wind Systems A/S*	9,492	264,491

(Cost $3,449,087)		5,495,889

Finland — 0.3%
Elisa OYJ	1,103	49,726
Fortum OYJ	4,378	54,720
Kesko OYJ, Class B	2,116	40,450
Kone OYJ, Class B	3,140	153,655
Metso Corp.	6,554	70,016
Neste OYJ	3,922	107,675
Nokia OYJ	52,073	183,675
Nordea Bank Abp	28,914	351,692
Orion OYJ, Class B	1,086	42,778
Sampo OYJ, Class A	4,443	198,907
Stora Enso OYJ, Class R	6,713	84,849
UPM-Kymmene OYJ	5,200	174,049
Wartsila OYJ Abp	4,432	68,560

(Cost $1,943,813)		1,580,752

France — 3.3%
Accor SA	1,790	77,656
Aeroports de Paris SA	290	39,448
Air Liquide SA	4,802	976,420
Airbus SE	5,409	895,212
Alstom SA	3,140	41,931
Amundi SA, 144A	854	56,235
Arkema SA	570	59,067
AXA SA	17,435	620,357
BioMerieux	468	51,202
BNP Paribas SA	9,688	580,597
Bollore SE	8,796	60,348

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
France (Continued)
Bouygues SA	1,538	$60,865
Bureau Veritas SA	3,039	88,366
Capgemini SE	1,496	363,766
Carrefour SA	4,920	82,685
Cie de Saint-Gobain SA	4,172	321,449
Cie Generale des Etablissements Michelin SCA	6,721	248,668
Covivio SA REIT	619	27,812
Credit Agricole SA	10,644	144,210
Danone SA	6,138	392,025
Dassault Aviation SA	202	39,981
Dassault Systemes SE	6,118	285,910
Edenred SE	2,281	113,027
Eiffage SA	773	84,194
Engie SA	16,684	267,858
EssilorLuxottica SA	2,735	580,571
Eurazeo SE	417	35,243
Gecina SA REIT	481	46,482
Getlink SE	3,088	52,765
Hermes International SCA	299	748,401
Ipsen SA	308	33,930
Kering SA	703	323,358
Klepierre SA REIT	1,631	41,442
La Francaise des Jeux SAEM, 144A	764	32,012
Legrand SA	2,407	243,543
L’Oreal SA	2,267	1,083,594
LVMH Moet Hennessy Louis Vuitton SE	2,599	2,370,382
Orange SA	18,986	217,908
Pernod Ricard SA	1,907	318,939
Publicis Groupe SA	2,139	226,333
Remy Cointreau SA	246	26,088
Renault SA	1,766	73,634
Rexel SA	1,886	48,370
Safran SA	3,287	688,996
Sanofi SA	10,976	1,043,929
Sartorius Stedim Biotech	273	75,127
Schneider Electric SE	5,238	1,189,210
SEB SA	129	15,272
Societe Generale SA	7,272	176,511
Sodexo SA	898	71,620
STMicroelectronics NV	6,236	281,572
Teleperformance SE	569	70,533
Thales SA	949	140,745
TotalEnergies SE	20,141	1,285,722
Unibail-Rodamco-Westfield REIT*	1,102	80,591
Veolia Environnement SA	6,453	200,066
Vinci SA	4,886	626,027
Vivendi SE	6,582	73,578
Worldline SA, 144A*	2,243	25,790

(Cost $15,261,840)		18,527,573

Germany — 2.3%
adidas AG	1,560	315,888
Allianz SE	3,706	1,018,053
BASF SE	8,518	433,926
Bayer AG	9,206	279,840
Bayerische Motoren Werke AG	3,140	371,124

	Number of Shares	Value
Germany (Continued)
Bechtle AG	666	$34,349
Beiersdorf AG	887	127,230
Brenntag SE	1,248	113,957
Carl Zeiss Meditec AG	385	47,391
Commerzbank AG	9,869	114,220
Continental AG	984	78,883
Covestro AG, 144A*	1,800	97,978
Daimler Truck Holding AG	4,794	195,996
Delivery Hero SE, 144A*	1,386	32,045
Deutsche Bank AG (c)	18,744	250,749
Deutsche Boerse AG	1,753	367,261
Deutsche Lufthansa AG*	5,202	40,464
Deutsche Post AG	9,328	433,146
Deutsche Telekom AG	29,793	708,808
E.ON SE	21,827	278,953
Evonik Industries AG	1,952	36,037
Fresenius Medical Care AG	1,811	69,337
Fresenius SE & Co. KGaA	3,735	104,603
GEA Group AG	1,446	58,320
Hannover Rueck SE	514	131,992
Heidelberg Materials AG	1,370	132,984
Henkel AG & Co. KGaA	1,006	67,931
Infineon Technologies AG	12,270	439,435
Knorr-Bremse AG	561	39,266
LEG Immobilien SE*	590	43,429
Mercedes-Benz Group AG	7,697	613,371
Merck KGaA	1,189	203,038
MTU Aero Engines AG	557	133,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,327	618,060
Nemetschek SE	503	47,998
Puma SE	1,007	46,281
Rational AG	34	27,963
Rheinmetall AG	370	169,768
RWE AG	6,010	201,615
SAP SE	9,881	1,848,559
Scout24 SE, 144A	500	36,360
Siemens AG	7,115	1,408,547
Siemens Energy AG*	4,797	73,739
Siemens Healthineers AG, 144A*	2,613	156,935
Symrise AG	1,261	129,036
Talanx AG	700	49,995
Volkswagen AG	259	40,710
Vonovia SE	7,201	201,048
Zalando SE, 144A*	1,904	40,219

(Cost $12,036,762)		12,510,830

Hong Kong — 0.6%
AIA Group Ltd.	106,093	861,884
BOC Hong Kong Holdings Ltd.	31,794	83,863
CK Asset Holdings Ltd.	18,937	87,443
CK Hutchison Holdings Ltd.	24,471	124,249
CK Infrastructure Holdings Ltd.	5,867	34,510
CLP Holdings Ltd.	15,011	125,111
ESR Group Ltd., 144A	23,983	32,043
Futu Holdings Ltd., ADR*	576	30,828
Galaxy Entertainment Group Ltd.	18,781	102,556

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Hang Lung Properties Ltd.	25,220	$27,253
Hang Seng Bank Ltd.	6,323	72,205
Henderson Land Development Co. Ltd.	15,716	45,369
HKT Trust & HKT Ltd. (a)	28,778	35,105
Hong Kong & China Gas Co. Ltd.	90,987	70,430
Hong Kong Exchanges & Clearing Ltd.	11,404	353,680
Hongkong Land Holdings Ltd.	12,100	40,898
Jardine Matheson Holdings Ltd.	1,651	69,193
Link REIT	20,849	103,728
MTR Corp. Ltd.	15,618	51,868
Power Assets Holdings Ltd.	12,996	78,187
Prudential PLC	25,408	249,920
Sino Land Co. Ltd.	35,977	38,832
SITC International Holdings Co. Ltd.	13,739	22,604
Sun Hung Kai Properties Ltd.	13,207	133,187
Swire Pacific Ltd., Class A	2,942	24,389
Swire Properties Ltd.	11,937	24,640
Techtronic Industries Co. Ltd.	13,030	141,055
WH Group Ltd., 144A	97,811	58,970
Wharf Holdings Ltd.	9,318	34,457
Wharf Real Estate Investment Co. Ltd.	12,600	42,087

(Cost $4,515,108)		3,200,544

Ireland — 1.1%
Accenture PLC, Class A	5,928	2,221,696
AerCap Holdings NV*	1,867	144,095
AIB Group PLC	14,643	67,916
Allegion PLC	845	108,050
Aptiv PLC*	2,547	202,461
Bank of Ireland Group PLC	9,531	83,069
CRH PLC	6,523	542,439
DCC PLC	1,011	71,821
Experian PLC	8,247	353,125
Flutter Entertainment PLC*	1,661	359,390
James Hardie Industries PLC CDI*	3,833	151,623
Kerry Group PLC, Class A	1,634	143,475
Kingspan Group PLC	1,454	131,351
Medtronic PLC	12,747	1,062,590
Smurfit Kappa Group PLC	1,894	80,815
Trane Technologies PLC	2,134	601,724

(Cost $5,491,631)		6,325,640

Israel — 0.2%
Azrieli Group Ltd.	475	34,419
Bank Hapoalim BM	11,742	112,370
Bank Leumi Le-Israel BM	12,900	108,066
Check Point Software Technologies Ltd.*	912	146,303
CyberArk Software Ltd.*	410	108,142
Elbit Systems Ltd.	279	62,024
Global-e Online Ltd.*	849	28,756
ICL Group Ltd.	6,749	35,695
Israel Discount Bank Ltd., Class A	10,976	57,222
Mizrahi Tefahot Bank Ltd.	1,519	60,095
Monday.com Ltd.*	367	81,845
Nice Ltd.*	634	155,624
Teva Pharmaceutical Industries Ltd., ADR*	10,729	141,086

	Number of Shares	Value
Israel (Continued)
Wix.com Ltd.*	558	$78,220

(Cost $1,087,310)		1,209,867

Italy — 0.6%
Amplifon SpA	1,103	36,871
Assicurazioni Generali SpA	10,191	241,738
Banco BPM SpA	11,114	64,633
Davide Campari-Milano NV	5,918	60,020
DiaSorin SpA	193	19,503
Enel SpA	75,461	480,407
Eni SpA	21,004	323,850
Ferrari NV	1,199	505,895
FinecoBank Banca Fineco SpA	5,830	80,628
Infrastrutture Wireless Italiane SpA, 144A	2,522	27,933
Intesa Sanpaolo SpA	132,833	422,324
Leonardo SpA	3,280	70,119
Mediobanca Banca di Credito Finanziario SpA	4,962	67,630
Moncler SpA	1,895	136,698
Nexi SpA, 144A*	5,963	43,712
Poste Italiane SpA, 144A	3,397	39,848
Prysmian SpA	2,612	130,164
Recordati Industria Chimica e Farmaceutica SpA	1,171	65,590
Snam SpA	18,659	87,249
Telecom Italia SpA*	132,745	39,949
Terna — Rete Elettrica Nazionale	11,321	88,746
UniCredit SpA	14,959	500,368

(Cost $2,790,718)		3,533,875

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $57,728)	1,795	44,662

Luxembourg — 0.1%
ArcelorMittal SA	4,594	119,910
Eurofins Scientific SE	1,271	75,978
Tenaris SA	4,350	77,295

(Cost $278,153)		273,183

Macau — 0.0%
Sands China Ltd.* (Cost $89,378)	23,263	66,264

Netherlands — 1.6%
ABN AMRO Bank NV, 144A	4,352	69,936
Adyen NV, 144A*	209	330,207
Aegon Ltd.	17,310	103,888
Akzo Nobel NV	1,721	125,413
Argenx SE*	561	208,352
ASM International NV	405	247,053
ASML Holding NV	3,773	3,554,211
ASR Nederland NV	1,356	62,555
BE Semiconductor Industries NV	721	130,416
Euronext NV, 144A	818	75,463
EXOR NV	763	82,403
Heineken Holding NV	1,228	94,882
Heineken NV	2,688	248,471

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
IMCD NV	582	$88,740
ING Groep NV	31,016	425,927
JDE Peet’s NV	654	14,961
Koninklijke Ahold Delhaize NV	8,849	263,530
Koninklijke KPN NV	32,989	120,770
Koninklijke Philips NV	7,390	147,962
NN Group NV	2,867	128,010
NXP Semiconductors NV	2,360	589,363
OCI NV	935	24,638
Prosus NV*	13,514	394,707
QIAGEN NV*	2,048	87,841
Randstad NV	1,269	69,953
Stellantis NV	20,262	529,197
Universal Music Group NV	7,634	230,238
Wolters Kluwer NV	2,189	345,494

(Cost $6,568,428)		8,794,581

New Zealand — 0.1%
Auckland International Airport Ltd.	11,351	56,016
Fisher & Paykel Healthcare Corp. Ltd.	4,896	73,081
Mercury NZ Ltd.	6,346	25,827
Meridian Energy Ltd.	11,932	43,472
Spark New Zealand Ltd.	19,728	60,938
Xero Ltd.*	1,353	112,161

(Cost $414,734)		371,495

Norway — 0.2%
Adevinta ASA*	4,038	43,202
Aker BP ASA	2,837	68,976
DNB Bank ASA	8,523	170,713
Equinor ASA	8,712	215,062
Gjensidige Forsikring ASA	1,643	25,980
Kongsberg Gruppen ASA	858	54,762
Mowi ASA	3,760	72,687
Norsk Hydro ASA	14,446	74,334
Orkla ASA	7,621	54,688
Salmar ASA	534	33,927
Telenor ASA	6,921	75,875
Yara International ASA	1,261	39,260

(Cost $1,093,069)		929,466

Portugal — 0.0%
EDP – Energias de Portugal SA	33,312	132,623
Galp Energia SGPS SA	3,516	55,436
Jeronimo Martins SGPS SA	3,072	73,535

(Cost $274,169)		261,594

Singapore — 0.4%
CapitaLand Ascendas REIT	25,179	51,309
CapitaLand Integrated Commercial Trust REIT	65,656	95,705
CapitaLand Investment Ltd.	16,402	33,911
City Developments Ltd.	3,300	13,916
DBS Group Holdings Ltd.	17,307	429,007
Genting Singapore Ltd.	29,608	20,038
Grab Holdings Ltd., Class A*	19,212	58,981
Jardine Cycle & Carriage Ltd.	1,300	24,606
Keppel Ltd.	15,500	83,460

	Number of Shares	Value
Singapore (Continued)
Mapletree Logistics Trust REIT	27,728	$30,520
Mapletree Pan Asia Commercial Trust REIT	14,100	14,157
Oversea-Chinese Banking Corp. Ltd.	30,185	291,389
Sea Ltd., ADR*	3,350	162,542
Seatrium Ltd.*(b)	465,718	31,172
Sembcorp Industries Ltd.	8,600	32,619
Singapore Airlines Ltd.	14,250	68,569
Singapore Exchange Ltd.	9,131	64,174
Singapore Technologies Engineering Ltd.	23,602	69,862
Singapore Telecommunications Ltd.	78,600	137,372
United Overseas Bank Ltd.	13,101	272,328
Wilmar International Ltd.	20,400	50,370

(Cost $2,360,888)		2,036,007

Spain — 0.7%
Acciona SA	263	29,442
ACS Actividades de Construccion y Servicios SA	2,162	88,765
Aena SME SA, 144A	652	123,579
Amadeus IT Group SA	4,518	265,872
Banco Bilbao Vizcaya Argentaria SA	56,150	558,167
Banco Santander SA	151,463	630,300
CaixaBank SA	32,412	146,261
Cellnex Telecom SA, 144A*	3,979	143,257
EDP Renovaveis SA	2,577	35,124
Enagas SA	2,432	35,121
Endesa SA	2,964	53,373
Ferrovial SE	4,671	175,146
Grifols SA*	3,140	25,770
Iberdrola SA	58,519	672,526
Industria de Diseno Textil SA	10,048	445,920
Redeia Corp. SA	3,658	58,190
Repsol SA	12,252	195,231
Telefonica SA	50,299	206,457

(Cost $3,426,511)		3,888,501

Sweden — 0.9%
Alfa Laval AB	3,047	114,754
Assa Abloy AB, Class B	9,158	261,443
Atlas Copco AB, Class A	25,022	434,668
Atlas Copco AB, Class B	14,644	219,148
Beijer Ref AB	2,868	40,356
Boliden AB	2,538	64,349
Epiroc AB, Class A	6,304	114,383
Epiroc AB, Class B	4,172	68,865
EQT AB	4,284	125,447
Essity AB, Class B	5,220	121,931
Evolution AB, 144A	1,629	211,177
Fastighets AB Balder, Class B*	7,242	45,002
Getinge AB, Class B	2,287	45,353
H & M Hennes & Mauritz AB, Class B	6,645	90,202
Hexagon AB, Class B	21,124	247,732
Holmen AB, Class B	884	35,523
Husqvarna AB, Class B	3,092	23,864
Industrivarden AB, Class A	1,337	45,650

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Industrivarden AB, Class C	1,628	$55,429
Indutrade AB	2,534	67,100
Investment AB Latour, Class B	1,183	30,022
Investor AB, Class B	15,908	400,335
L E Lundbergforetagen AB, Class B	575	31,286
Lifco AB, Class B	2,416	64,396
Nibe Industrier AB, Class B	14,369	80,236
Saab AB, Class B	751	59,253
Sagax AB, Class B	1,756	41,560
Sandvik AB	9,950	223,954
Securitas AB, Class B	5,900	63,491
Skandinaviska Enskilda Banken AB, Class A	15,079	224,128
Skanska AB, Class B	2,517	46,460
SKF AB, Class B	2,962	64,636
Svenska Cellulosa AB SCA, Class B	5,365	76,036
Svenska Handelsbanken AB, Class A	12,573	150,427
Swedbank AB, Class A	8,598	188,953
Swedish Orphan Biovitrum AB*	1,744	42,911
Tele2 AB, Class B	4,973	41,774
Telefonaktiebolaget LM Ericsson, Class B	28,000	152,157
Telia Co. AB	23,075	55,015
Volvo AB, Class A	2,525	70,473
Volvo AB, Class B	13,917	383,451
Volvo Car AB, Class B*	5,503	20,082

(Cost $4,971,462)		4,943,412

Switzerland — 3.0%
ABB Ltd.	15,003	693,796
Adecco Group AG	1,275	51,301
Alcon, Inc.	4,593	392,143
Avolta AG*	828	32,526
Bachem Holding AG	205	16,297
Baloise Holding AG	470	76,114
Banque Cantonale Vaudoise	279	33,554
Barry Callebaut AG	38	53,598
BKW AG	222	31,262
Chocoladefabriken Lindt & Spruengli AG	1	120,606
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	98,302
Chubb Ltd.	3,737	940,491
Cie Financiere Richemont SA, Class A	5,155	823,114
Clariant AG*	1,432	17,791
Coca-Cola HBC AG*	2,269	70,750
DSM-Firmenich AG	1,868	200,124
EMS-Chemie Holding AG	75	52,510
Garmin Ltd.	1,424	195,586
Geberit AG	355	206,900
Givaudan SA	89	374,678
Glencore PLC	98,383	466,873
Helvetia Holding AG	271	38,440
Holcim AG*	4,792	392,372
Julius Baer Group Ltd.	1,825	97,991
Kuehne + Nagel International AG	485	163,916
Logitech International SA	1,443	127,790
Lonza Group AG	699	366,746

	Number of Shares	Value
Switzerland (Continued)
Nestle SA	25,277	$2,634,055
Novartis AG	19,293	1,960,741
Partners Group Holding AG	221	318,493
Roche Holding AG	6,679	1,759,348
Roche Holding AG	280	78,033
Sandoz Group AG*	3,810	118,815
Schindler Holding AG	250	63,824
Schindler Holding AG Participation Certificates	308	81,464
SGS SA	1,507	145,129
SIG Group AG*	2,787	55,389
Sika AG	1,492	432,918
Sonova Holding AG	478	147,816
Straumann Holding AG	1,000	158,537
Swatch Group AG — Bearer	286	67,753
Swatch Group AG — Registered	905	41,573
Swiss Life Holding AG	264	192,360
Swiss Prime Site AG	641	61,512
Swiss Re AG	2,874	347,929
Swisscom AG	276	158,413
Temenos AG	564	42,466
UBS Group AG	30,531	874,097
VAT Group AG, 144A	283	142,312
Zurich Insurance Group AG	1,340	715,235

(Cost $16,073,395)		16,733,783

United Kingdom — 3.8%
3i Group PLC	9,590	299,390
abrdn PLC	15,485	30,831
Admiral Group PLC	2,632	88,761
Amcor PLC	12,892	116,802
Anglo American PLC	11,678	251,273
Ashtead Group PLC	3,987	286,463
Associated British Foods PLC	2,916	83,842
AstraZeneca PLC	14,536	1,835,607
Auto Trader Group PLC, 144A	9,388	87,925
Aviva PLC	25,701	145,094
BAE Systems PLC	29,097	457,134
Barclays PLC	136,636	284,249
Barratt Developments PLC	8,712	51,409
Berkeley Group Holdings PLC	1,102	64,722
BP PLC	157,514	917,933
British American Tobacco PLC	18,670	553,810
BT Group PLC	64,238	84,874
Bunzl PLC	3,124	124,597
Burberry Group PLC	3,230	52,502
Centrica PLC	57,073	90,857
CNH Industrial NV	8,932	106,737
Coca-Cola Europacific Partners PLC	1,816	124,632
Compass Group PLC	16,112	442,265
Croda International PLC	1,284	77,409
Diageo PLC	20,877	782,216
Endeavour Mining PLC	2,388	38,514
Entain PLC	5,890	68,024
Ferguson PLC	1,934	408,944
GSK PLC	38,630	813,408
Haleon PLC	52,461	219,952

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Halma PLC	3,233	$94,142
Hargreaves Lansdown PLC	3,119	28,738
HSBC Holdings PLC	181,025	1,407,130
Imperial Brands PLC	8,321	179,410
Informa PLC	11,835	121,293
InterContinental Hotels Group PLC	1,448	153,492
Intertek Group PLC	1,510	88,284
J Sainsbury PLC	16,636	52,525
JD Sports Fashion PLC	29,214	43,569
Kingfisher PLC	15,920	47,224
Land Securities Group PLC REIT	6,472	50,725
Legal & General Group PLC	65,114	199,408
Liberty Global Ltd., Class C*	2,535	47,024
Lloyds Banking Group PLC	608,937	358,717
London Stock Exchange Group PLC	3,979	446,750
M&G PLC	25,866	73,520
Melrose Industries PLC	12,588	101,112
Mondi PLC	4,564	81,316
National Grid PLC	35,207	462,052
NatWest Group PLC	48,248	145,926
Next PLC	1,040	109,375
Ocado Group PLC*	4,604	29,783
Pearson PLC	4,699	57,098
Pentair PLC	1,621	126,098
Persimmon PLC	2,961	51,070
Phoenix Group Holdings PLC	6,953	43,739
Reckitt Benckiser Group PLC	6,703	423,779
RELX PLC	17,452	764,048
Rentokil Initial PLC	23,150	128,350
Rio Tinto PLC	10,368	666,111
Rolls-Royce Holdings PLC*	79,872	372,917
Sage Group PLC	10,222	160,918
Schroders PLC	9,357	46,552
Segro PLC REIT	11,459	122,541
Severn Trent PLC	2,520	79,692
Shell PLC	61,253	1,903,734
Smith & Nephew PLC	8,147	107,229
Smiths Group PLC	3,021	61,448
Spirax-Sarco Engineering PLC	597	77,972
SSE PLC	9,669	198,812
St James’s Place PLC	5,028	31,992
Standard Chartered PLC	22,393	189,105
Taylor Wimpey PLC	29,729	51,840
Tesco PLC	62,649	220,943
Unilever PLC	23,702	1,159,249
United Utilities Group PLC	7,363	95,467
Vodafone Group PLC	204,833	179,092
Whitbread PLC	1,891	79,009
Willis Towers Watson PLC	957	260,888
Wise PLC, Class A*	6,253	72,596
WPP PLC	11,289	100,988

(Cost $20,002,039)		21,144,968

United States — 73.5%
3M Co.	5,088	468,707
A O Smith Corp.	1,212	100,475
Abbott Laboratories	16,303	1,934,188

	Number of Shares	Value
United States (Continued)
AbbVie, Inc.	16,722	$2,943,908
Adobe, Inc.*	4,247	2,379,509
Advanced Micro Devices, Inc.*	15,197	2,925,878
AECOM	1,513	134,400
AES Corp.	6,303	95,806
Aflac, Inc.	5,336	430,829
Agilent Technologies, Inc.	2,750	377,740
Air Products and Chemicals, Inc.	2,080	486,803
Airbnb, Inc., Class A*	4,046	637,124
Akamai Technologies, Inc.*	1,517	168,266
Albemarle Corp.	1,059	145,983
Albertsons Cos., Inc., Class A	3,285	66,620
Alexandria Real Estate Equities, Inc. REIT	1,431	178,489
Align Technology, Inc.*	661	199,900
Alliant Energy Corp.	2,414	115,269
Allstate Corp.	2,512	400,714
Ally Financial, Inc.	2,964	109,638
Alnylam Pharmaceuticals, Inc.*	1,078	162,875
Alphabet, Inc., Class A*	55,857	7,733,960
Alphabet, Inc., Class C*	48,310	6,752,772
Altria Group, Inc.	16,820	688,106
Amazon.com, Inc.*	87,531	15,471,980
Ameren Corp.	2,497	177,761
American Electric Power Co., Inc.	4,951	421,776
American Express Co.	5,526	1,212,515
American Financial Group, Inc.	661	84,390
American Homes 4 Rent, Class A REIT	2,864	105,997
American International Group, Inc.	6,963	507,533
American Tower Corp. REIT	4,309	856,888
American Water Works Co., Inc.	1,854	219,773
Ameriprise Financial, Inc.	992	404,101
AMETEK, Inc.	2,115	381,081
Amgen, Inc.	4,955	1,356,828
Amphenol Corp., Class A	5,674	619,828
Analog Devices, Inc.	4,710	903,472
Annaly Capital Management, Inc. REIT	4,516	86,210
ANSYS, Inc.*	835	279,032
Aon PLC, Class A	1,867	589,953
APA Corp.	3,226	96,103
Apollo Global Management, Inc.	3,694	412,989
Apple, Inc.	138,243	24,987,422
Applied Materials, Inc.	7,772	1,566,991
AppLovin Corp., Class A*	1,537	91,790
Archer-Daniels-Midland Co.	5,077	269,639
Ares Management Corp., Class A	1,461	193,772
Arista Networks, Inc.*	2,423	672,479
Arthur J Gallagher & Co.	2,009	490,055
Aspen Technology, Inc.*	279	54,095
Assurant, Inc.	562	101,975
AT&T, Inc.	66,197	1,120,715
Atmos Energy Corp.	1,392	157,171
Autodesk, Inc.*	2,036	525,634
Automatic Data Processing, Inc.	3,911	982,169
AutoZone, Inc.*	166	498,999
AvalonBay Communities, Inc. REIT	1,472	260,588
Avantor, Inc.*	5,653	139,290
Avery Dennison Corp.	772	167,161

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United States (Continued)
Axon Enterprise, Inc.*	662	$203,479
Baker Hughes Co.	9,575	283,324
Ball Corp.	2,956	189,243
Bank of America Corp.	67,118	2,316,913
Bank of New York Mellon Corp.	7,213	404,577
Bath & Body Works, Inc.	1,972	90,120
Baxter International, Inc.	4,543	185,900
Becton Dickinson and Co.	2,817	663,544
Bentley Systems, Inc., Class B	2,199	112,963
Berkshire Hathaway, Inc., Class B*	12,320	5,043,808
Best Buy Co., Inc.	2,063	166,855
BILL Holdings, Inc.*	899	56,934
Biogen, Inc.*	1,357	294,455
BioMarin Pharmaceutical, Inc.*	1,679	144,864
Bio-Rad Laboratories, Inc., Class A*	238	77,559
Bio-Techne Corp.	1,472	108,295
BlackRock, Inc.	1,407	1,141,555
Blackstone, Inc.	6,682	854,093
Block, Inc.*	5,012	398,304
Boeing Co.*	5,345	1,088,883
Booking Holdings, Inc.*	325	1,127,370
Booz Allen Hamilton Holding Corp.	1,112	164,254
BorgWarner, Inc.	1,879	58,493
Boston Properties, Inc. REIT	1,274	82,453
Boston Scientific Corp.*	13,897	920,120
Bristol-Myers Squibb Co.	19,620	995,715
Broadcom, Inc.	4,193	5,452,955
Broadridge Financial Solutions, Inc.	1,089	221,699
Brookfield Renewable Corp., Class A	1,188	28,221
Brown & Brown, Inc.	2,396	201,767
Brown-Forman Corp., Class B	2,831	170,511
Builders FirstSource, Inc.*	1,103	215,284
Bunge Global SA	1,367	129,004
Burlington Stores, Inc.*	562	115,266
C.H. Robinson Worldwide, Inc.	1,179	87,340
Cadence Design Systems, Inc.*	2,529	769,777
Caesars Entertainment, Inc.*	1,906	82,854
Camden Property Trust REIT	896	84,654
Campbell Soup Co.	1,703	72,616
Capital One Financial Corp.	3,436	472,828
Cardinal Health, Inc.	2,297	257,218
Carlisle Cos., Inc.	458	160,300
Carlyle Group, Inc.	1,754	80,421
CarMax, Inc.*	1,371	108,309
Carnival Corp.*	9,381	148,783
Carrier Global Corp.	7,893	438,693
Catalent, Inc.*	1,532	87,845
Caterpillar, Inc.	4,807	1,605,346
Cboe Global Markets, Inc.	896	172,032
CBRE Group, Inc., Class A*	2,814	258,578
CDW Corp.	1,228	302,346
Celanese Corp.	1,064	161,696
Celsius Holdings, Inc.*	1,447	118,104
Cencora, Inc.	1,572	370,363
Centene Corp.*	5,152	404,071
CenterPoint Energy, Inc.	5,847	160,793
CF Industries Holdings, Inc.	1,884	152,076

	Number of Shares	Value
United States (Continued)
Charles River Laboratories International, Inc.*	486	$123,536
Charles Schwab Corp.	13,880	926,906
Charter Communications, Inc., Class A*	891	261,892
Cheniere Energy, Inc.	2,283	354,322
Chesapeake Energy Corp. (b)	897	74,254
Chevron Corp.	16,791	2,552,400
Chipotle Mexican Grill, Inc.*	267	717,902
Church & Dwight Co., Inc.	2,210	221,265
Cigna Group	2,772	931,780
Cincinnati Financial Corp.	1,435	163,590
Cintas Corp.	853	536,204
Cisco Systems, Inc.	37,883	1,832,401
Citigroup, Inc.	18,320	1,016,577
Citizens Financial Group, Inc.	4,542	142,573
Cleveland-Cliffs, Inc.*	4,836	100,589
Clorox Co.	1,123	172,167
Cloudflare, Inc., Class A*	2,862	282,021
CME Group, Inc.	3,369	742,359
CMS Energy Corp.	2,485	142,564
Coca-Cola Co.	38,594	2,316,412
Cognizant Technology Solutions Corp., Class A	4,700	371,394
Coinbase Global, Inc., Class A*	1,513	307,986
Colgate-Palmolive Co.	7,623	659,542
Comcast Corp., Class A	37,745	1,617,373
Conagra Brands, Inc.	4,606	129,336
Confluent, Inc., Class A*	1,513	51,245
ConocoPhillips	11,125	1,252,008
Consolidated Edison, Inc.	3,301	287,880
Constellation Brands, Inc., Class A	1,589	394,898
Constellation Energy Corp.	3,100	522,195
Cooper Cos., Inc.	1,824	170,726
Copart, Inc.*	8,278	439,976
Corebridge Financial, Inc.	2,323	57,680
Corning, Inc.	7,554	243,541
Corteva, Inc.	6,712	359,226
CoStar Group, Inc.*	3,807	331,323
Costco Wholesale Corp.	4,180	3,109,460
Coterra Energy, Inc.	7,540	194,381
Crowdstrike Holdings, Inc., Class A*	2,137	692,709
Crown Castle, Inc. REIT	3,970	436,462
Crown Holdings, Inc.	1,218	93,323
CSX Corp.	18,284	693,695
Cummins, Inc.	1,401	376,323
CVS Health Corp.	11,983	891,176
D.R. Horton, Inc.	2,777	414,995
Danaher Corp.	6,581	1,665,914
Darden Restaurants, Inc.	1,178	201,096
Darling Ingredients, Inc.*	1,440	60,926
Datadog, Inc., Class A*	2,643	347,449
DaVita, Inc.*	604	76,690
Dayforce, Inc.*	1,557	108,616
Deckers Outdoor Corp.*	263	235,540
Deere & Co.	2,482	906,054
Dell Technologies, Inc., Class C	2,374	224,723
Delta Air Lines, Inc.	1,184	50,048

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United States (Continued)
Devon Energy Corp.	6,247	$275,243
Dexcom, Inc.*	3,570	410,800
Diamondback Energy, Inc.	1,516	276,700
Dick’s Sporting Goods, Inc.	543	96,594
Digital Realty Trust, Inc. REIT	2,937	431,181
Discover Financial Services	2,412	291,128
DocuSign, Inc.*	1,812	96,525
Dollar General Corp.	2,115	307,331
Dollar Tree, Inc.*	2,065	302,894
Dominion Energy, Inc.	7,830	374,509
Domino’s Pizza, Inc.	330	147,956
DoorDash, Inc., Class A*	2,420	301,459
Dover Corp.	1,348	222,932
Dow, Inc.	6,712	375,067
DraftKings, Inc., Class A*	3,880	168,082
Dropbox, Inc., Class A*	2,414	57,815
DTE Energy Co.	1,885	204,240
Duke Energy Corp.	7,087	650,799
DuPont de Nemours, Inc.	3,983	275,584
Dynatrace, Inc.*	2,732	135,371
Eastman Chemical Co.	983	86,248
Eaton Corp. PLC	3,711	1,072,479
eBay, Inc.	4,944	233,752
Ecolab, Inc.	2,418	543,663
Edison International	3,581	243,580
Edwards Lifesciences Corp.*	5,792	491,567
Electronic Arts, Inc.	2,405	335,449
Elevance Health, Inc.	2,195	1,100,244
Eli Lilly & Co.	7,568	5,703,850
Emerson Electric Co.	5,474	584,897
Enphase Energy, Inc.*	1,258	159,779
Entegris, Inc.	1,453	195,225
Entergy Corp.	2,261	229,650
EOG Resources, Inc.	5,390	616,939
EPAM Systems, Inc.*	532	161,941
EQT Corp.	3,764	139,833
Equifax, Inc.	1,140	311,893
Equinix, Inc. REIT	872	775,051
Equitable Holdings, Inc.	3,668	125,592
Equity LifeStyle Properties, Inc. REIT	1,797	120,974
Equity Residential REIT	3,484	209,772
Erie Indemnity Co., Class A	270	109,858
Essential Utilities, Inc.	3,028	105,314
Essex Property Trust, Inc. REIT	626	144,856
Estee Lauder Cos., Inc., Class A	2,123	315,435
Etsy, Inc.*	1,168	83,734
Evergy, Inc.	2,106	104,331
Eversource Energy	3,715	218,071
Exact Sciences Corp.*	1,631	93,831
Exelon Corp.	9,275	332,416
Expedia Group, Inc.*	1,268	173,488
Expeditors International of Washington, Inc.	1,324	158,350
Extra Space Storage, Inc. REIT	1,926	271,508
Exxon Mobil Corp.	37,360	3,904,867
F5, Inc.*	559	104,656
FactSet Research Systems, Inc.	365	168,842

	Number of Shares	Value
United States (Continued)
Fair Isaac Corp.*	242	$307,318
Fastenal Co.	5,287	386,004
FedEx Corp.	2,221	552,962
Fidelity National Financial, Inc.	2,298	116,233
Fidelity National Information Services, Inc.	5,685	393,345
Fifth Third Bancorp	6,342	217,784
First Citizens BancShares, Inc., Class A	85	133,774
First Solar, Inc.*	906	139,424
FirstEnergy Corp.	5,476	200,476
Fiserv, Inc.*	5,604	836,509
FleetCor Technologies, Inc.*	623	173,985
FMC Corp.	1,151	64,905
Ford Motor Co.	36,840	458,290
Fortinet, Inc.*	5,857	404,777
Fortive Corp.	3,265	277,949
Fortune Brands Innovations, Inc.	1,281	104,197
Fox Corp., Class A	2,514	74,892
Fox Corp., Class B	1,391	38,086
Franklin Resources, Inc.	2,954	81,087
Freeport-McMoRan, Inc.	13,889	525,143
Gaming and Leisure Properties, Inc. REIT	2,758	125,434
Gartner, Inc.*	771	358,947
GE HealthCare Technologies, Inc.	3,813	348,051
Gen Digital, Inc.	4,997	107,386
General Dynamics Corp.	2,132	582,569
General Electric Co.	10,238	1,606,240
General Mills, Inc.	5,448	349,653
General Motors Co.	12,734	521,839
Genuine Parts Co.	1,374	205,083
Gilead Sciences, Inc.	11,600	836,360
Global Payments, Inc.	2,399	311,150
Globe Life, Inc.	890	112,968
GoDaddy, Inc., Class A*	1,250	142,688
Goldman Sachs Group, Inc.	3,081	1,198,663
Graco, Inc.	1,488	135,795
Halliburton Co.	8,613	302,058
Hartford Financial Services Group, Inc.	3,005	287,999
Hasbro, Inc.	1,184	59,543
HCA Healthcare, Inc.	1,866	581,632
Healthpeak Properties, Inc. REIT	6,623	110,935
HEICO Corp.	388	75,039
HEICO Corp., Class A	728	113,270
Henry Schein, Inc.*	1,183	90,464
Hershey Co.	1,367	256,887
Hess Corp.	2,508	365,541
Hewlett Packard Enterprise Co.	12,000	182,760
HF Sinclair Corp.	1,501	83,306
Hilton Worldwide Holdings, Inc.	2,489	508,552
Hologic, Inc.*	2,138	157,784
Home Depot, Inc.	9,367	3,565,174
Honeywell International, Inc.	6,224	1,236,896
Hormel Foods Corp.	2,950	104,194
Host Hotels & Resorts, Inc. REIT	6,329	131,263
Howmet Aerospace, Inc.	3,734	248,498
HP, Inc.	8,623	244,290
Hubbell, Inc.	472	179,676

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United States (Continued)
HubSpot, Inc.*	478	$295,791
Humana, Inc.	1,161	406,722
Huntington Bancshares, Inc.	13,808	180,056
Huntington Ingalls Industries, Inc.	332	96,818
Hyatt Hotels Corp., Class A	317	48,688
IDEX Corp.	747	176,217
IDEXX Laboratories, Inc.*	803	461,910
Illinois Tool Works, Inc.	2,864	750,798
Illumina, Inc.*	1,518	212,262
Incyte Corp.*	1,790	104,464
Ingersoll Rand, Inc.	3,754	342,853
Insulet Corp.*	651	106,764
Intel Corp.	39,905	1,717,910
Intercontinental Exchange, Inc.	5,280	730,858
International Business Machines Corp.	8,448	1,563,133
International Flavors & Fragrances, Inc.	2,369	178,860
International Paper Co.	3,488	123,336
Interpublic Group of Cos., Inc.	3,632	114,045
Intuit, Inc.	2,625	1,740,086
Intuitive Surgical, Inc.*	3,341	1,288,290
Invitation Homes, Inc. REIT	5,674	193,313
IQVIA Holdings, Inc.*	1,661	410,533
Iron Mountain, Inc. REIT	2,820	221,765
J M Smucker Co.	1,011	121,492
Jabil, Inc.	1,218	175,502
Jack Henry & Associates, Inc.	609	105,826
Jacobs Solutions, Inc.	1,009	147,970
Jazz Pharmaceuticals PLC*	560	66,584
JB Hunt Transport Services, Inc.	714	147,305
Johnson & Johnson	22,791	3,678,012
Johnson Controls International PLC	6,333	375,357
JPMorgan Chase & Co.	27,134	5,048,552
Juniper Networks, Inc.	2,516	93,167
Kellanova	2,547	140,467
Kenvue, Inc.	16,206	307,914
Keurig Dr Pepper, Inc.	9,949	297,575
KeyCorp	9,559	136,407
Keysight Technologies, Inc.*	1,665	256,910
Kimberly-Clark Corp.	3,140	380,474
Kimco Realty Corp. REIT	6,246	123,421
Kinder Morgan, Inc.	19,254	334,827
KKR & Co., Inc.	5,560	546,326
KLA Corp.	1,303	889,037
Knight-Swift Transportation Holdings, Inc.	1,372	77,298
Kraft Heinz Co.	8,038	283,581
Kroger Co.	6,654	330,105
L3Harris Technologies, Inc.	1,775	375,697
Laboratory Corp. of America Holdings	897	193,600
Lam Research Corp.	1,260	1,182,195
Lamb Weston Holdings, Inc.	1,276	130,420
Las Vegas Sands Corp.	3,765	205,268
Lattice Semiconductor Corp.*	1,290	98,827
Lear Corp.	556	76,367
Leidos Holdings, Inc.	1,330	170,054
Lennar Corp., Class A	2,309	366,000
Lennox International, Inc.	279	131,468

	Number of Shares	Value
United States (Continued)
Liberty Broadband Corp., Class C*	1,072	$64,513
Liberty Media Corp.-Liberty Formula One, Class C*	1,967	143,119
Liberty Media Corp.-Liberty SiriusXM*	1,721	49,875
Linde PLC	4,615	2,071,304
Live Nation Entertainment, Inc.*	1,635	158,562
LKQ Corp.	2,219	116,032
Lockheed Martin Corp.	2,049	877,464
Loews Corp.	1,787	134,257
Lowe’s Cos., Inc.	5,369	1,292,157
LPL Financial Holdings, Inc.	759	203,329
LyondellBasell Industries NV, Class A	2,268	227,435
M&T Bank Corp.	1,538	214,920
Manhattan Associates, Inc.*	576	145,918
Marathon Oil Corp.	6,440	156,170
Marathon Petroleum Corp.	3,474	587,905
Markel Group, Inc.*	122	182,083
MarketAxess Holdings, Inc.	309	65,944
Marriott International, Inc., Class A	2,405	600,937
Marsh & McLennan Cos., Inc.	4,605	931,453
Martin Marietta Materials, Inc.	539	311,386
Marvell Technology, Inc.	7,955	570,055
Masco Corp.	2,029	155,746
Mastercard, Inc., Class A	7,878	3,740,159
Match Group, Inc.*	2,517	90,713
McCormick & Co., Inc.	2,371	163,267
McDonald’s Corp.	6,797	1,986,627
McKesson Corp.	1,247	650,198
Merck & Co., Inc.	23,625	3,003,919
Meta Platforms, Inc., Class A	20,890	10,238,816
MetLife, Inc.	5,802	404,631
Mettler-Toledo International, Inc.*	213	265,658
MGM Resorts International*	2,663	115,255
Microchip Technology, Inc.	5,124	431,133
Micron Technology, Inc.	10,116	916,611
Microsoft Corp.	66,438	27,481,414
Mid-America Apartment Communities, Inc. REIT	1,094	137,494
Moderna, Inc.*	3,010	277,642
Molina Healthcare, Inc.*	569	224,135
Molson Coors Beverage Co., Class B	1,709	106,676
Mondelez International, Inc., Class A	12,643	923,824
MongoDB, Inc.*	670	299,879
Monolithic Power Systems, Inc.	430	309,617
Monster Beverage Corp.*	7,200	425,520
Moody’s Corp.	1,568	594,931
Morgan Stanley	11,822	1,017,165
Mosaic Co.	3,106	96,783
Motorola Solutions, Inc.	1,511	499,219
MSCI, Inc.	772	433,069
Nasdaq, Inc.	3,200	179,840
NetApp, Inc.	2,060	183,587
Netflix, Inc.*	4,164	2,510,559
Neurocrine Biosciences, Inc.*	886	115,534
Newmont Corp.	10,605	331,406
News Corp., Class A	3,735	100,397
NextEra Energy, Inc.	19,279	1,064,008

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United States (Continued)
NIKE, Inc., Class B	11,617	$1,207,355
NiSource, Inc.	3,755	97,855
Nordson Corp.	561	149,030
Norfolk Southern Corp.	2,108	534,125
Northern Trust Corp.	1,942	159,496
Northrop Grumman Corp.	1,370	631,597
NRG Energy, Inc.	2,326	128,674
Nucor Corp.	2,358	453,443
NVIDIA Corp.	23,250	18,393,540
NVR, Inc.*	33	251,644
Occidental Petroleum Corp.	6,247	378,631
Okta, Inc.*	1,410	151,293
Old Dominion Freight Line, Inc.	921	407,524
Omnicom Group, Inc.	1,881	166,262
ON Semiconductor Corp.*	4,194	330,990
ONEOK, Inc.	5,835	438,325
Oracle Corp.	15,386	1,718,308
O’Reilly Automotive, Inc.*	578	628,529
Otis Worldwide Corp.	4,058	386,727
Ovintiv, Inc.	2,255	111,420
Owens Corning	890	133,304
PACCAR, Inc.	5,023	557,000
Packaging Corp. of America	899	162,890
Palantir Technologies, Inc., Class A*	17,084	428,467
Palo Alto Networks, Inc.*	2,914	904,943
Paramount Global, Class B	3,906	43,122
Parker-Hannifin Corp.	1,218	652,178
Paychex, Inc.	3,045	373,378
Paycom Software, Inc.	493	89,918
Paylocity Holding Corp.*	331	55,810
PayPal Holdings, Inc.*	9,464	571,058
PepsiCo, Inc.	13,025	2,153,554
Pfizer, Inc.	53,125	1,411,000
PG&E Corp.	18,618	310,734
Philip Morris International, Inc.	14,514	1,305,679
Phillips 66	4,061	578,733
Pinterest, Inc., Class A*	4,920	180,564
Pioneer Natural Resources Co.	2,202	517,888
PNC Financial Services Group, Inc.	3,812	561,126
Pool Corp.	336	133,768
PPG Industries, Inc.	2,139	302,882
PPL Corp.	6,801	179,342
Principal Financial Group, Inc.	2,194	177,407
Procter & Gamble Co.	22,177	3,524,812
Progressive Corp.	5,444	1,031,965
Prologis, Inc. REIT	8,692	1,158,383
Prudential Financial, Inc.	3,443	375,253
PTC, Inc.*	1,212	221,808
Public Service Enterprise Group, Inc.	4,814	300,394
Public Storage REIT	1,519	431,199
PulteGroup, Inc.	2,009	217,735
Qorvo, Inc.*	968	110,884
QUALCOMM, Inc.	10,506	1,657,742
Quanta Services, Inc.	1,344	324,589
Quest Diagnostics, Inc.	986	123,142
Raymond James Financial, Inc.	1,807	217,418
RB Global, Inc.	1,655	124,935

	Number of Shares	Value
United States (Continued)
Realty Income Corp. REIT	7,784	$405,624
Regency Centers Corp. REIT	1,519	94,102
Regeneron Pharmaceuticals, Inc.*	996	962,226
Regions Financial Corp.	10,078	187,753
Reliance, Inc.	500	160,610
Repligen Corp.*	450	87,296
Republic Services, Inc.	1,970	361,692
ResMed, Inc.	1,370	237,996
Revvity, Inc.	1,110	121,645
Rivian Automotive, Inc., Class A*(b)	5,917	66,980
Robert Half, Inc.	884	71,074
Robinhood Markets, Inc., Class A*	3,980	64,914
ROBLOX Corp., Class A*	3,985	159,002
Rockwell Automation, Inc.	1,050	299,334
Roku, Inc.*	1,107	69,940
Rollins, Inc.	2,846	125,423
Roper Technologies, Inc.	987	537,649
Ross Stores, Inc.	3,096	461,180
Royal Caribbean Cruises Ltd.*	2,330	287,406
Royalty Pharma PLC, Class A	4,033	122,361
RPM International, Inc.	1,184	136,574
RTX Corp.	13,445	1,205,613
S&P Global, Inc.	3,092	1,324,551
Salesforce, Inc.*	9,089	2,806,865
Samsara, Inc., Class A*	1,744	60,255
SBA Communications Corp. REIT	1,076	225,131
Schlumberger NV	13,366	645,979
Seagate Technology Holdings PLC	1,789	166,466
SEI Investments Co.	1,109	74,580
Sempra	5,808	410,045
ServiceNow, Inc.*	1,910	1,473,259
Sherwin-Williams Co.	2,296	762,341
Simon Property Group, Inc. REIT	3,170	469,604
Sirius XM Holdings, Inc. (b)	7,008	30,975
Skyworks Solutions, Inc.	1,525	160,003
Snap, Inc., Class A*	9,871	108,778
Snap-on, Inc.	475	130,939
Snowflake, Inc., Class A*	2,685	505,532
Southern Co.	10,264	690,254
Southwest Airlines Co.	1,374	47,087
Splunk, Inc.*	1,503	234,799
SS&C Technologies Holdings, Inc.	2,333	148,752
Stanley Black & Decker, Inc.	1,525	136,167
Starbucks Corp.	10,655	1,011,160
State Street Corp.	2,934	216,324
Steel Dynamics, Inc.	1,557	208,358
STERIS PLC	898	209,153
Stryker Corp.	3,228	1,126,798
Sun Communities, Inc. REIT	1,101	147,270
Super Micro Computer, Inc.*	482	417,470
Synchrony Financial	4,209	173,832
Synopsys, Inc.*	1,443	827,892
Sysco Corp.	4,654	376,834
T. Rowe Price Group, Inc.	2,066	234,181
Take-Two Interactive Software, Inc.*	1,677	246,402
Targa Resources Corp.	2,028	199,231
Target Corp.	4,395	672,083

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
United States (Continued)
TE Connectivity Ltd.	2,968	$426,086
Teledyne Technologies, Inc.*	448	191,417
Teleflex, Inc.	463	103,152
Teradyne, Inc.	1,520	157,457
Tesla, Inc.*	26,937	5,438,042
Texas Instruments, Inc.	8,529	1,427,158
Texas Pacific Land Corp.	65	102,402
Textron, Inc.	1,979	176,270
Thermo Fisher Scientific, Inc.	3,673	2,094,271
TJX Cos., Inc.	10,773	1,068,035
T-Mobile US, Inc.	4,871	795,434
Toast, Inc., Class A*	3,134	72,082
Toro Co.	927	85,571
Tractor Supply Co.	953	242,367
Trade Desk, Inc., Class A*	4,132	352,997
Tradeweb Markets, Inc., Class A	1,005	106,349
TransDigm Group, Inc.	510	600,647
TransUnion	1,906	147,963
Travelers Cos., Inc.	2,111	466,447
Trimble, Inc.*	2,416	147,835
Truist Financial Corp.	12,398	433,682
Twilio, Inc., Class A*	1,548	92,245
Tyler Technologies, Inc.*	435	190,156
Tyson Foods, Inc., Class A	2,586	140,265
Uber Technologies, Inc.*	17,545	1,394,828
UDR, Inc. REIT	2,921	103,696
U-Haul Holding Co.	850	54,035
UiPath, Inc., Class A*	3,437	81,629
Ulta Beauty, Inc.*	452	247,949
Union Pacific Corp.	5,785	1,467,597
United Parcel Service, Inc., Class B	6,745	1,000,014
United Rentals, Inc.	658	456,172
United Therapeutics Corp.*	420	94,769
UnitedHealth Group, Inc.	8,718	4,303,205
Unity Software, Inc.*	2,410	70,661
Universal Health Services, Inc., Class B	553	92,384
US Bancorp	14,644	614,462
Vail Resorts, Inc.	337	77,614
Valero Energy Corp.	3,276	463,423
Veeva Systems, Inc., Class A*	1,430	322,479
Ventas, Inc. REIT	3,691	156,092
Veralto Corp.	2,136	184,593
VeriSign, Inc.*	891	174,003
Verisk Analytics, Inc.	1,338	323,662
Verizon Communications, Inc.	39,296	1,572,626
Vertex Pharmaceuticals, Inc.*	2,436	1,024,923
Vertiv Holdings Co., Class A	3,263	220,644
Viatris, Inc.	11,087	137,146
VICI Properties, Inc. REIT	10,231	306,214
Visa, Inc., Class A	14,912	4,214,728
Vistra Corp.	3,030	165,256
Vulcan Materials Co.	1,293	343,744
W.R. Berkley Corp.	1,761	147,220
W.W. Grainger, Inc.	428	416,641
Walgreens Boots Alliance, Inc.	6,647	141,315
Walmart, Inc.	41,667	2,442,103

	Number of Shares	Value
United States (Continued)
Walt Disney Co.	17,117	$1,909,915
Warner Bros Discovery, Inc.*	21,666	190,444
Waste Management, Inc.	3,848	791,341
Waters Corp.*	573	193,342
Watsco, Inc.	279	109,959
WEC Energy Group, Inc.	2,891	226,915
Wells Fargo & Co.	34,168	1,899,399
Welltower, Inc. REIT	5,242	483,103
West Pharmaceutical Services, Inc.	677	242,610
Western Digital Corp.*	3,116	185,309
Westinghouse Air Brake Technologies Corp.	1,636	231,150
Westlake Corp.	316	43,832
Westrock Co.	2,428	109,964
Weyerhaeuser Co. REIT	6,918	237,841
Williams Cos., Inc.	11,860	426,248
Williams-Sonoma, Inc.	563	132,603
Workday, Inc., Class A*	1,934	569,872
WP Carey, Inc. REIT	2,168	122,123
Wynn Resorts Ltd.	1,011	106,357
Xcel Energy, Inc.	5,109	269,193
Xylem, Inc.	2,188	277,985
Yum! Brands, Inc.	2,610	361,276
Zebra Technologies Corp., Class A*	445	124,369
Zillow Group, Inc., Class C*	1,280	71,872
Zimmer Biomet Holdings, Inc.	1,885	234,419
Zoetis, Inc.	4,301	853,017
Zoom Video Communications, Inc., Class A*	2,432	172,015
Zscaler, Inc.*	889	215,111

(Cost $326,470,966)		411,350,416

Uruguay — 0.1%
MercadoLibre, Inc.* (Cost $498,354)	436	695,551

TOTAL COMMON STOCKS (Cost $459,928,405)		556,038,609

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	472	51,741
Dr Ing hc F Porsche AG, 144A	1,026	95,862
Henkel AG & Co. KGaA	1,617	121,719
Porsche Automobil Holding SE	1,443	77,109
Sartorius AG	259	98,041
Volkswagen AG	1,915	259,744

(Cost $842,582)		704,216

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*(d), expires 8/22/28 (Cost $0)	214	0

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f) (Cost $309,212)	309,212	$309,212

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (e) (Cost $1,167,020)	1,167,020	1,167,020

TOTAL INVESTMENTS — 99.7% (Cost $462,247,219)		$558,219,057
Other assets and liabilities, net — 0.3%		1,545,165

NET ASSETS — 100.0%		$559,764,222

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
211,696	—		(8,757)	2,616	45,194	—	—	18,744	250,749

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f)
—	309,212	(g)	—	—	—	6,385	—	309,212	309,212

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (e)
820,287	6,646,516		(6,299,783)	—	—	27,309	—	1,167,020	1,167,020

1,031,983	6,955,728		(6,308,540)	2,616	45,194	33,694	—	1,494,976	1,726,981

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $283,214, which is 0.1% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 29, 2024 (Unaudited)

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI S&P/TSX 60 Futures	CAD	2	$90,767	$95,152	3/14/2024	$4,385
MSCI EAFE Futures	USD	4	436,213	457,580	3/15/2024	21,367
S&P 500 E-Mini Futures	USD	9	2,184,001	2,296,688	3/15/2024	112,687

Total unrealized appreciation						$138,439

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$556,038,609	$—	$—	$556,038,609
Preferred Stocks	704,216	—	—	704,216
Warrants	—	—	0	0
Short-Term Investments (a)	1,476,232	—	—	1,476,232
Derivatives (b)
Futures Contracts	138,439	—	—	138,439

TOTAL	$558,357,496	$—	$0	$558,357,496

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 12.4%
Alphabet, Inc., Class A*	11,943	$1,653,628
Alphabet, Inc., Class C*	10,771	1,505,570
AT&T, Inc.	18,994	321,569
Charter Communications, Inc., Class A*	270	79,361
Comcast Corp., Class A	9,618	412,131
Electronic Arts, Inc.	732	102,099
Interpublic Group of Cos., Inc.	550	17,270
Live Nation Entertainment, Inc.*	544	52,757
Meta Platforms, Inc., Class A	7,187	3,522,564
New York Times Co., Class A	442	19,572
News Corp., Class A	987	26,531
Nexstar Media Group, Inc.	102	16,949
Omnicom Group, Inc.	158	13,966
Verizon Communications, Inc.	8,406	336,408

(Cost $6,192,187)		8,080,375

Consumer Discretionary — 12.4%
Advance Auto Parts, Inc.	322	21,748
Airbnb, Inc., Class A*	877	138,101
Amazon.com, Inc.*	1,327	234,560
Aramark	385	11,677
AutoNation, Inc.*	167	25,016
AutoZone, Inc.*	80	240,482
Bath & Body Works, Inc.	977	44,649
Best Buy Co., Inc.	1,762	142,510
Booking Holdings, Inc.*	110	381,571
BorgWarner, Inc.	757	23,565
Brunswick Corp.	170	14,858
Capri Holdings Ltd.*	775	35,751
Chipotle Mexican Grill, Inc.*	65	174,770
D.R. Horton, Inc.	222	33,176
Darden Restaurants, Inc.	497	84,843
Deckers Outdoor Corp.*	99	88,663
Dick’s Sporting Goods, Inc.	284	50,521
Domino’s Pizza, Inc.	108	48,422
eBay, Inc.	336	15,886
Expedia Group, Inc.*	647	88,522
Five Below, Inc.*	153	30,704
Floor & Decor Holdings, Inc., Class A*	264	31,976
Garmin Ltd.	539	74,032
General Motors Co.	2,135	87,492
Gentex Corp.	881	32,183
Genuine Parts Co.	398	59,405
Grand Canyon Education, Inc.*	162	21,838
H&R Block, Inc.	988	48,363
Home Depot, Inc.	2,967	1,129,270
Lear Corp.	217	29,805
Lennar Corp., Class A	1,376	218,110
LKQ Corp.	1,086	56,787
Lowe’s Cos., Inc.	3,292	792,286
Lululemon Athletica, Inc.*	278	129,851
Macy’s, Inc.	1,440	25,114
MGM Resorts International*	873	37,783
Mohawk Industries, Inc.*	166	19,691
Murphy USA, Inc.	165	68,807
NIKE, Inc., Class B	661	68,698

	Number of Shares	Value
Consumer Discretionary (Continued)
NVR, Inc.*	23	$175,388
O’Reilly Automotive, Inc.*	230	250,107
Penske Automotive Group, Inc.	112	17,192
Phinia, Inc.	157	5,372
Polaris, Inc.	166	15,390
Pool Corp.	86	34,238
PulteGroup, Inc.	760	82,369
Ralph Lauren Corp.	164	30,491
Ross Stores, Inc.	1,142	170,112
Skechers U.S.A., Inc., Class A*	427	26,393
Starbucks Corp.	2,919	277,013
Tapestry, Inc.	1,368	65,021
Tesla, Inc.*	4,326	873,333
Texas Roadhouse, Inc.	224	33,459
Thor Industries, Inc.	494	63,321
TJX Cos., Inc.	4,671	463,083
Toll Brothers, Inc.	442	50,671
TopBuild Corp.*	114	45,871
Tractor Supply Co.	496	126,143
Ulta Beauty, Inc.*	253	138,786
Williams-Sonoma, Inc.	650	153,094
Yum! Brands, Inc.	702	97,171

(Cost $6,913,989)		8,055,504

Consumer Staples — 8.9%
Albertsons Cos., Inc., Class A	2,791	56,602
Altria Group, Inc.	5,120	209,459
Archer-Daniels-Midland Co.	3,230	171,545
BJ’s Wholesale Club Holdings, Inc.*	997	72,821
Casey’s General Stores, Inc.	172	52,372
Clorox Co.	103	15,791
Colgate-Palmolive Co.	552	47,759
Costco Wholesale Corp.	2,213	1,646,229
Dollar General Corp.	265	38,507
Dollar Tree, Inc.*	394	57,792
Estee Lauder Cos., Inc., Class A	657	97,617
Hershey Co.	270	50,738
Kroger Co.	3,233	160,389
Monster Beverage Corp.*	1,711	101,120
Philip Morris International, Inc.	1,308	117,668
Procter & Gamble Co.	5,221	829,826
Sysco Corp.	2,020	163,559
Target Corp.	2,040	311,957
Tyson Foods, Inc., Class A	1,146	62,159
US Foods Holding Corp.*	1,034	52,517
Walgreens Boots Alliance, Inc.	767	16,307
Walmart, Inc.	24,825	1,454,993

(Cost $5,116,637)		5,787,727

Energy — 10.4%
Antero Resources Corp.*	1,150	29,555
APA Corp.	1,702	50,703
Cheniere Energy, Inc.	611	94,827
Chesapeake Energy Corp. (a)	648	53,641
Chevron Corp.	8,341	1,267,915
ConocoPhillips	6,412	721,607
Coterra Energy, Inc.	3,461	89,225

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Devon Energy Corp.	2,956	$130,241
Diamondback Energy, Inc.	600	109,512
EOG Resources, Inc.	2,696	308,584
EQT Corp.	874	32,469
Exxon Mobil Corp.	21,332	2,229,621
HF Sinclair Corp.	720	39,960
Marathon Oil Corp.	2,495	60,504
Marathon Petroleum Corp.	2,887	488,567
Occidental Petroleum Corp.	2,037	123,463
ONEOK, Inc.	227	17,052
Ovintiv, Inc.	1,157	57,167
Phillips 66	1,657	236,139
Pioneer Natural Resources Co.	926	217,786
Range Resources Corp.	864	27,320
Southwestern Energy Co.*	4,132	28,800
Targa Resources Corp.	217	21,318
Texas Pacific Land Corp.	14	22,056
Valero Energy Corp.	2,261	319,841

(Cost $6,720,146)		6,777,873

Financials — 9.0%
Affiliated Managers Group, Inc.	548	85,658
Allstate Corp.	217	34,616
Aon PLC, Class A	705	222,773
Apollo Global Management, Inc.	225	25,155
Arch Capital Group Ltd.*	222	19,445
Berkshire Hathaway, Inc., Class B*	2,419	990,339
Blackstone, Inc.	605	77,331
Cincinnati Financial Corp.	265	30,210
Coinbase Global, Inc., Class A*	332	67,582
Credit Acceptance Corp.*	53	29,341
Discover Financial Services	115	13,880
Evercore, Inc., Class A	537	100,462
FactSet Research Systems, Inc.	190	87,890
Franklin Resources, Inc.	1,090	29,920
Houlihan Lokey, Inc.	170	21,872
Jack Henry & Associates, Inc.	219	38,056
Janus Henderson Group PLC	496	15,455
Lazard, Inc.	659	25,398
LPL Financial Holdings, Inc.	603	161,538
MarketAxess Holdings, Inc.	164	34,999
Marsh & McLennan Cos., Inc.	2,091	422,947
Mastercard, Inc., Class A	2,182	1,035,926
MGIC Investment Corp.	4,221	83,956
Moody’s Corp.	644	244,346
MSCI, Inc.	346	194,096
PayPal Holdings, Inc.*	2,459	148,376
Progressive Corp.	387	73,360
RLI Corp.	279	40,859
S&P Global, Inc.	250	107,095
SEI Investments Co.	863	58,037
Synchrony Financial	1,142	47,165
T. Rowe Price Group, Inc.	1,984	224,886
Visa, Inc., Class A	3,561	1,006,481
Willis Towers Watson PLC	163	44,435

(Cost $4,935,311)		5,843,885

	Number of Shares	Value
Health Care — 12.1%
Abbott Laboratories	3,348	$397,207
AbbVie, Inc.	222	39,083
Align Technology, Inc.*	57	17,238
Amgen, Inc.	165	45,182
Biogen, Inc.*	166	36,020
Bio-Rad Laboratories, Inc., Class A*	35	11,406
Bio-Techne Corp.	264	19,422
Bristol-Myers Squibb Co.	865	43,899
Cardinal Health, Inc.	1,926	215,673
Cencora, Inc.	1,196	281,778
Centene Corp.*	3,069	240,702
Chemed Corp.	42	26,297
Cigna Group	1,046	351,602
CVS Health Corp.	5,868	436,403
Edwards Lifesciences Corp.*	1,529	129,766
Elevance Health, Inc.	694	347,868
Eli Lilly & Co.	84	63,309
Enovis Corp.*	262	15,670
Fortrea Holdings, Inc.*	111	4,167
GE HealthCare Technologies, Inc.	1,036	94,566
Gilead Sciences, Inc.	658	47,442
HCA Healthcare, Inc.	552	172,058
Henry Schein, Inc.*	501	38,311
Hologic, Inc.*	1,046	77,195
Humana, Inc.	695	243,472
IDEXX Laboratories, Inc.*	42	24,160
Incyte Corp.*	545	31,806
Intuitive Surgical, Inc.*	573	220,949
Johnson & Johnson	1,923	310,334
Laboratory Corp. of America Holdings	111	23,957
McKesson Corp.	1,421	740,924
Medpace Holdings, Inc.*	61	24,249
Merck & Co., Inc.	5,880	747,642
Mettler-Toledo International, Inc.*	52	64,855
Moderna, Inc.*	2,255	208,001
Molina Healthcare, Inc.*	352	138,656
Pfizer, Inc.	33,300	884,448
Premier, Inc., Class A	430	8,970
Quest Diagnostics, Inc.	338	42,213
Regeneron Pharmaceuticals, Inc.*	164	158,439
Shockwave Medical, Inc.*	56	14,609
Thermo Fisher Scientific, Inc.	53	30,220
United Therapeutics Corp.*	142	32,041
UnitedHealth Group, Inc.	635	313,436
Universal Health Services, Inc., Class B	158	26,395
Vertex Pharmaceuticals, Inc.*	773	325,232
Waters Corp.*	130	43,865
West Pharmaceutical Services, Inc.	164	58,771

(Cost $7,535,509)		7,869,908

Industrials — 8.6%
3M Co.	1,597	147,116
A O Smith Corp.	543	45,015
Acuity Brands, Inc.	155	38,942
Advanced Drainage Systems, Inc.	208	33,954
AGCO Corp.	281	30,826
Alaska Air Group, Inc.*	828	30,959

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
American Airlines Group, Inc.*	2,194	$34,402
Automatic Data Processing, Inc.	1,262	316,926
Avis Budget Group, Inc.	68	7,347
Builders FirstSource, Inc.*	1,093	213,332
C.H. Robinson Worldwide, Inc.	1,031	76,376
Carlisle Cos., Inc.	175	61,250
Carrier Global Corp.	394	21,898
Caterpillar, Inc.	817	272,845
Cintas Corp.	160	100,578
Clean Harbors, Inc.*	111	20,213
CNH Industrial NV	3,033	36,244
Copart, Inc.*	2,144	113,954
CSX Corp.	3,291	124,861
Cummins, Inc.	173	46,469
Delta Air Lines, Inc.	2,365	99,969
Donaldson Co., Inc.	372	26,643
EMCOR Group, Inc.	230	72,110
Emerson Electric Co.	165	17,630
Expeditors International of Washington, Inc.	1,215	145,314
Fastenal Co.	1,802	131,564
FedEx Corp.	996	247,974
Fortune Brands Innovations, Inc.	521	42,378
FTI Consulting, Inc.*	84	17,378
Genpact Ltd.	392	13,328
Graco, Inc.	485	44,261
Hubbell, Inc.	80	30,454
Illinois Tool Works, Inc.	603	158,076
ITT, Inc.	160	20,182
JB Hunt Transport Services, Inc.	485	100,060
Knight-Swift Transportation Holdings, Inc.	929	52,340
Landstar System, Inc.	276	52,495
Lockheed Martin Corp.	717	307,048
ManpowerGroup, Inc.	262	18,906
Masco Corp.	934	71,694
Nordson Corp.	115	30,550
Old Dominion Freight Line, Inc.	356	157,523
Oshkosh Corp.	274	30,376
Otis Worldwide Corp.	830	79,099
Owens Corning	555	83,128
PACCAR, Inc.	994	110,225
Paychex, Inc.	876	107,415
Paycom Software, Inc.	65	11,855
Quanta Services, Inc.	318	76,800
RB Global, Inc.	390	29,605
Robert Half, Inc.	815	65,526
Rollins, Inc.	382	16,835
Ryder System, Inc.	210	23,961
Saia, Inc.*	76	43,730
Snap-on, Inc.	165	45,484
Southwest Airlines Co.	2,300	78,821
Tetra Tech, Inc.	169	29,967
Textron, Inc.	447	39,814
Trane Technologies PLC	329	92,768
Trex Co., Inc.*	273	25,050
Union Pacific Corp.	926	234,917
United Airlines Holdings, Inc.*	597	27,157

	Number of Shares	Value
Industrials (Continued)
United Parcel Service, Inc., Class B	2,743	$406,677
United Rentals, Inc.	127	88,045
Vestis Corp.	151	2,833
W.W. Grainger, Inc.	137	133,364
Waste Management, Inc.	166	34,138
Watsco, Inc.	140	55,177

(Cost $4,963,130)		5,604,151

Information Technology — 21.5%
Accenture PLC, Class A	2,173	814,397
Adobe, Inc.*	1,225	686,343
Advanced Micro Devices, Inc.*	928	178,668
Amdocs Ltd.	497	45,326
Analog Devices, Inc.	720	138,110
Apple, Inc.	15,644	2,827,653
Applied Materials, Inc.	3,064	617,764
Arista Networks, Inc.*	603	167,357
Autodesk, Inc.*	377	97,330
Cadence Design Systems, Inc.*	163	49,614
CDW Corp.	210	51,704
Cirrus Logic, Inc.*	219	20,109
Cisco Systems, Inc.	17,894	865,533
Cognex Corp.	332	13,097
Cognizant Technology Solutions Corp., Class A	2,679	211,695
Dropbox, Inc., Class A*	594	14,226
EPAM Systems, Inc.*	142	43,225
F5, Inc.*	155	29,019
Fair Isaac Corp.*	56	71,115
Fortinet, Inc.*	1,419	98,067
Gartner, Inc.*	34	15,829
HP, Inc.	3,904	110,600
Intel Corp.	5,928	255,200
Intuit, Inc.	52	34,470
Keysight Technologies, Inc.*	394	60,794
KLA Corp.	469	319,999
Lam Research Corp.	415	389,374
Lattice Semiconductor Corp.*	220	16,854
Manhattan Associates, Inc.*	105	26,600
Microchip Technology, Inc.	1,036	87,169
Micron Technology, Inc.	6,306	571,387
Microsoft Corp.	8,611	3,561,854
NVIDIA Corp.	218	172,464
ON Semiconductor Corp.*	1,160	91,547
Oracle Corp.	444	49,586
Pure Storage, Inc., Class A*	539	28,378
QUALCOMM, Inc.	2,807	442,917
Salesforce, Inc.*	83	25,632
Skyworks Solutions, Inc.	491	51,516
Teradyne, Inc.	498	51,588
Texas Instruments, Inc.	3,249	543,655
VeriSign, Inc.*	211	41,206

(Cost $11,667,817)		13,988,971

Materials — 3.2%
Albemarle Corp.	391	53,899
Berry Global Group, Inc.	272	15,833

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Celanese Corp.	117	$17,780
CF Industries Holdings, Inc.	1,928	155,628
Cleveland-Cliffs, Inc.*	2,295	47,736
Corteva, Inc.	727	38,909
Dow, Inc.	2,700	150,876
DuPont de Nemours, Inc.	539	37,293
Eagle Materials, Inc.	155	39,300
Freeport-McMoRan, Inc.	1,581	59,778
Graphic Packaging Holding Co.	927	24,056
Huntsman Corp.	830	21,248
International Paper Co.	1,362	48,160
Louisiana-Pacific Corp.	611	45,196
LyondellBasell Industries NV, Class A	1,970	197,552
Mosaic Co.	3,010	93,792
Nucor Corp.	2,023	389,023
Olin Corp.	1,146	61,655
Packaging Corp. of America	395	71,570
Reliance, Inc.	540	173,459
Steel Dynamics, Inc.	1,698	227,226
United States Steel Corp.	1,638	77,543
Westlake Corp.	161	22,332
Westrock Co.	757	34,285

(Cost $1,845,773)		2,104,129

Real Estate — 1.1%
Apartment Income REIT Corp. REIT	880	26,682
Camden Property Trust REIT	174	16,440
CBRE Group, Inc., Class A*	1,308	120,192
Extra Space Storage, Inc. REIT	216	30,450
Jones Lang LaSalle, Inc.*	118	22,448
Lamar Advertising Co., Class A REIT	157	17,356

	Number of Shares	Value
Real Estate (Continued)
Public Storage REIT	663	$188,206
Simon Property Group, Inc. REIT	721	106,809
Weyerhaeuser Co. REIT	4,509	155,019

(Cost $607,696)		683,602

Utilities — 0.1%
DTE Energy Co.	152	16,469
UGI Corp.	660	16,157

(Cost $33,198)		32,626

TOTAL COMMON STOCKS (Cost $56,531,393)		64,828,751

EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 1000 ETF (Cost $2,111)	10	2,798

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $48,826)	48,826	48,826

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $59,003)	59,003	59,003

TOTAL INVESTMENTS — 99.9% (Cost $56,641,333)		$64,939,378
Other assets and liabilities, net — 0.1%		61,124

NET ASSETS — 100.0%		$65,000,502

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	48,826	(d)	—	—	—	30	—	48,826	48,826

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
14,718	665,845		(621,560)	—	—	886	—	59,003	59,003

14,718	714,671		(621,560)	—	—	916	—	107,829	107,829

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $47,835, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2024 (Unaudited)

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Micro E-mini NASDAQ 100 futures	USD	3	$106,616	$108,497	3/15/2024	$1,881

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$64,828,751	$—	$—	$64,828,751
Exchange-Traded Funds	2,798	—	—	2,798
Short-Term Investments (a)	107,829	—	—	107,829
Derivatives (b)
Futures Contracts	1,881	—	—	1,881

TOTAL	$64,941,259	$—	$—	$64,941,259

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 3.4%
Alphabet, Inc., Class A*	1,356	$187,752
Alphabet, Inc., Class C*	1,212	169,413
AT&T, Inc.	11,148	188,736
Cable One, Inc.	75	34,200
Charter Communications, Inc., Class A*	1,577	463,528
Comcast Corp., Class A	8,925	382,436
Electronic Arts, Inc.	2,980	415,650
Fox Corp., Class A	4,665	138,970
Fox Corp., Class B	2,655	72,694
Frontier Communications Parent, Inc.*	1,514	35,851
IAC, Inc.*	277	15,734
Interpublic Group of Cos., Inc.	9,699	304,549
Iridium Communications, Inc.	188	5,443
Liberty Broadband Corp., Class A*	378	22,737
Liberty Broadband Corp., Class C*	2,582	155,385
Liberty Media Corp.-Liberty Formula One, Class A*	206	13,503
Liberty Media Corp.-Liberty Formula One, Class C*	2,157	156,943
Liberty Media Corp.-Liberty Live, Class A*	515	19,874
Liberty Media Corp.-Liberty Live, Class C*	1,022	40,696
Liberty Media Corp.-Liberty SiriusXM*	1,226	35,529
Liberty Media Corp.-Liberty SiriusXM, Class A*	341	9,937
Live Nation Entertainment, Inc.*	2,018	195,706
Madison Square Garden Sports Corp.*	441	82,992
Match Group, Inc.*	1,103	39,752
Meta Platforms, Inc., Class A	239	117,141
Netflix, Inc.*	57	34,366
New York Times Co., Class A	4,725	209,223
News Corp., Class A	6,208	166,871
News Corp., Class B	2,065	57,799
Nexstar Media Group, Inc.	777	129,114
Omnicom Group, Inc.	3,886	343,483
Paramount Global, Class B	992	10,952
Pinterest, Inc., Class A*	952	34,938
Sirius XM Holdings, Inc. (a)	4,988	22,047
Spotify Technology SA*	143	36,667
TKO Group Holdings, Inc.	2,895	242,398
T-Mobile US, Inc.	329	53,726
Trade Desk, Inc., Class A*	189	16,146
TripAdvisor, Inc.*	1,684	45,165
Verizon Communications, Inc.	7,891	315,798
Walt Disney Co.	729	81,342

(Cost $4,980,764)		5,105,186

Consumer Discretionary — 12.5%
Advance Auto Parts, Inc.	303	20,465
Airbnb, Inc., Class A*	1,031	162,352
Amazon.com, Inc.*	409	72,295
Aptiv PLC*	126	10,016
Aramark	1,985	60,205
AutoNation, Inc.*	1,302	195,040
AutoZone, Inc.*	180	541,084

	Number of Shares	Value
Consumer Discretionary (Continued)
Best Buy Co., Inc.	4,307	$348,350
Birkenstock Holding PLC*	288	14,403
Booking Holdings, Inc.*	124	430,135
BorgWarner, Inc.	9,193	286,178
Boyd Gaming Corp.	142	9,390
Bright Horizons Family Solutions, Inc.*	728	83,618
Brunswick Corp.	1,976	172,702
Burlington Stores, Inc.*	50	10,255
CarMax, Inc.*	1,285	101,515
Carter’s, Inc.	912	73,826
Chipotle Mexican Grill, Inc.*	135	362,984
Choice Hotels International, Inc.	451	50,485
Churchill Downs, Inc.	89	10,846
Columbia Sportswear Co.	874	72,271
Coupang, Inc.*	1,690	31,299
D.R. Horton, Inc.	5,464	816,540
Darden Restaurants, Inc.	869	148,347
Deckers Outdoor Corp.*	332	297,336
Dick’s Sporting Goods, Inc.	1,079	191,943
Domino’s Pizza, Inc.	833	373,476
eBay, Inc.	5,746	271,671
Expedia Group, Inc.*	1,669	228,353
Five Below, Inc.*	547	109,772
Floor & Decor Holdings, Inc., Class A*	691	83,694
Ford Motor Co.	26,496	329,610
Gap, Inc.	807	15,285
Garmin Ltd.	3,563	489,378
General Motors Co.	3,065	125,604
Gentex Corp.	11,321	413,556
Genuine Parts Co.	2,017	301,057
Grand Canyon Education, Inc.*	1,544	208,131
H&R Block, Inc.	7,476	365,950
Harley-Davidson, Inc.	266	9,648
Hasbro, Inc.	410	20,619
Hilton Worldwide Holdings, Inc.	1,334	272,563
Home Depot, Inc.	195	74,219
Hyatt Hotels Corp., Class A	750	115,192
Las Vegas Sands Corp.	827	45,088
Lear Corp.	1,752	240,637
Leggett & Platt, Inc.	962	19,644
Lennar Corp., Class A	4,126	654,012
Lennar Corp., Class B	229	33,748
Lithia Motors, Inc.	155	46,354
LKQ Corp.	3,661	191,434
Lowe’s Cos., Inc.	1,500	361,005
Lululemon Athletica, Inc.*	343	160,212
Marriott International, Inc., Class A	693	173,160
Mattel, Inc.*	5,469	107,739
McDonald’s Corp.	285	83,300
MGM Resorts International*	576	24,929
Mohawk Industries, Inc.*	179	21,233
Murphy USA, Inc.	1,251	521,680
NIKE, Inc., Class B	855	88,860
NVR, Inc.*	130	991,324
Ollie’s Bargain Outlet Holdings, Inc.*	1,313	105,263
O’Reilly Automotive, Inc.*	519	564,371
Penske Automotive Group, Inc.	933	143,215

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Phinia, Inc.	2,887	$98,793
Polaris, Inc.	934	86,591
Pool Corp.	1,068	425,192
PulteGroup, Inc.	4,478	485,326
PVH Corp.	193	26,377
Ralph Lauren Corp.	1,611	299,517
RH*	111	30,458
Ross Stores, Inc.	1,680	250,253
Service Corp. International	1,224	89,585
Skechers U.S.A., Inc., Class A*	3,938	243,408
Starbucks Corp.	2,721	258,223
Tapestry, Inc.	2,493	118,492
Tempur Sealy International, Inc.	214	11,657
Texas Roadhouse, Inc.	1,889	282,160
Thor Industries, Inc.	650	83,317
TJX Cos., Inc.	4,030	399,534
Toll Brothers, Inc.	2,958	339,105
TopBuild Corp.*	547	220,102
Tractor Supply Co.	1,491	379,191
Travel + Leisure Co.	1,452	64,890
Ulta Beauty, Inc.*	507	278,120
Vail Resorts, Inc.	503	115,846
Valvoline, Inc.*	5,758	245,521
Whirlpool Corp.	671	72,059
Williams-Sonoma, Inc.	1,877	442,090
Wingstop, Inc.	155	54,413
Wyndham Hotels & Resorts, Inc.	775	59,326
YETI Holdings, Inc.*	457	18,755
Yum! Brands, Inc.	2,091	289,436

(Cost $15,065,676)		18,726,603

Consumer Staples — 5.1%
Albertsons Cos., Inc., Class A	22,635	459,038
Altria Group, Inc.	7,974	326,216
Archer-Daniels-Midland Co.	3,669	194,861
BJ’s Wholesale Club Holdings, Inc.*	5,149	376,083
Boston Beer Co., Inc., Class A*	245	75,494
Brown-Forman Corp., Class B	248	14,937
Bunge Global SA	550	51,904
Campbell Soup Co.	1,115	47,544
Casey’s General Stores, Inc.	2,065	628,772
Church & Dwight Co., Inc.	2,500	250,300
Clorox Co.	982	150,550
Coca-Cola Co.	758	45,495
Colgate-Palmolive Co.	2,226	192,594
Conagra Brands, Inc.	1,630	45,770
Constellation Brands, Inc., Class A	728	180,923
Costco Wholesale Corp.	473	351,860
Darling Ingredients, Inc.*	237	10,027
Dollar General Corp.	440	63,936
Dollar Tree, Inc.*	1,757	257,717
Estee Lauder Cos., Inc., Class A	178	26,447
Flowers Foods, Inc.	3,277	73,470
General Mills, Inc.	1,312	84,204
Grocery Outlet Holding Corp.*	2,446	63,082
Hershey Co.	797	149,772
Hormel Foods Corp.	931	32,883

	Number of Shares	Value
Consumer Staples (Continued)
Ingredion, Inc.	1,787	$210,205
J M Smucker Co.	526	63,209
Kellanova	1,641	90,501
Kenvue, Inc.	13,789	261,991
Keurig Dr Pepper, Inc.	2,277	68,105
Kimberly-Clark Corp.	1,666	201,869
Kraft Heinz Co.	1,354	47,769
Kroger Co.	11,673	579,098
Lamb Weston Holdings, Inc.	480	49,061
Maplebear, Inc.*	806	26,227
McCormick & Co., Inc.	640	44,070
Molson Coors Beverage Co., Class B	3,284	204,987
Mondelez International, Inc., Class A	2,103	153,666
Monster Beverage Corp.*	3,095	182,915
PepsiCo, Inc.	414	68,451
Philip Morris International, Inc.	606	54,516
Pilgrim’s Pride Corp.*	2,075	66,068
Post Holdings, Inc.*	943	98,223
Procter & Gamble Co.	406	64,530
Reynolds Consumer Products, Inc.	497	14,662
Seaboard Corp.	11	36,163
Spectrum Brands Holdings, Inc.	701	56,374
Sysco Corp.	3,446	279,023
Target Corp.	715	109,338
Tyson Foods, Inc., Class A	3,316	179,860
US Foods Holding Corp.*	2,385	121,134
Walgreens Boots Alliance, Inc.	365	7,760
Walmart, Inc.	1,749	102,509
WK Kellogg Co.	2,387	34,946

(Cost $6,989,540)		7,631,109

Energy — 4.2%
Antero Midstream Corp.	1,101	14,753
Baker Hughes Co.	1,614	47,758
Cheniere Energy, Inc.	3,484	540,717
Chesapeake Energy Corp. (a)	3,299	273,091
Chevron Corp.	736	111,879
ConocoPhillips	1,800	202,572
Coterra Energy, Inc.	32,845	846,744
Devon Energy Corp.	911	40,139
Diamondback Energy, Inc.	419	76,476
DT Midstream, Inc.	910	52,443
EOG Resources, Inc.	1,462	167,341
EQT Corp.	1,824	67,762
Exxon Mobil Corp.	1,329	138,907
Halliburton Co.	402	14,098
Hess Corp.	617	89,928
HF Sinclair Corp.	8,069	447,829
Kinder Morgan, Inc.	4,118	71,612
Marathon Oil Corp.	3,134	75,999
Marathon Petroleum Corp.	5,416	916,550
Occidental Petroleum Corp.	777	47,094
ONEOK, Inc.	867	65,129
Ovintiv, Inc.	335	16,552
Phillips 66	5,326	759,008
Pioneer Natural Resources Co.	2,001	470,615
Range Resources Corp.	472	14,925

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Schlumberger NV	496	$23,972
Southwestern Energy Co.*	2,252	15,696
TechnipFMC PLC	982	21,300
Valero Energy Corp.	3,925	555,231
Williams Cos., Inc.	2,051	73,713

(Cost $5,206,800)		6,259,833

Financials — 11.1%
Affiliated Managers Group, Inc.	1,761	275,262
Aflac, Inc.	2,583	208,551
Allstate Corp.	252	40,199
Ally Financial, Inc.	1,458	53,931
American Express Co.	701	153,813
American Financial Group, Inc.	429	54,770
American International Group, Inc.	1,862	135,721
Ameriprise Financial, Inc.	410	167,018
Annaly Capital Management, Inc. REIT	6,637	126,700
Aon PLC, Class A	1,065	336,529
Apollo Global Management, Inc.	113	12,633
Arch Capital Group Ltd.*	4,123	361,134
Ares Management Corp., Class A	395	52,389
Arthur J Gallagher & Co.	809	197,339
Assurant, Inc.	544	98,709
Assured Guaranty Ltd.	377	34,533
Axis Capital Holdings Ltd.	781	48,867
Bank of America Corp.	436	15,051
Bank of New York Mellon Corp.	3,960	222,116
Bank OZK	1,513	66,269
BlackRock, Inc.	122	98,984
Blackstone, Inc.	1,736	221,896
Blue Owl Capital, Inc.	1,218	21,875
BOK Financial Corp.	100	8,501
Brown & Brown, Inc.	4,275	359,998
Capital One Financial Corp.	1,313	180,682
Carlyle Group, Inc.	3,287	150,709
Cboe Global Markets, Inc.	1,167	224,064
Charles Schwab Corp.	169	11,286
Chubb Ltd.	680	171,136
Cincinnati Financial Corp.	81	9,234
Citigroup, Inc.	1,959	108,705
Citizens Financial Group, Inc.	735	23,072
CME Group, Inc.	430	94,751
CNA Financial Corp.	251	11,031
Columbia Banking System, Inc.	612	11,077
Comerica, Inc.	846	41,776
Commerce Bancshares, Inc.	307	15,976
Corebridge Financial, Inc.	4,929	122,387
Credit Acceptance Corp.*	184	101,862
Cullen/Frost Bankers, Inc.	70	7,596
Discover Financial Services	1,594	192,396
East West Bancorp, Inc.	1,375	100,183
Equitable Holdings, Inc.	1,440	49,306
Euronet Worldwide, Inc.*	1,071	117,210
Evercore, Inc., Class A	2,247	420,369
Everest Group Ltd.	591	218,008
FactSet Research Systems, Inc.	796	368,214
Fidelity National Financial, Inc.	5,916	299,231

	Number of Shares	Value
Financials (Continued)
Fidelity National Information Services, Inc.	289	$19,996
Fifth Third Bancorp	2,528	86,812
First American Financial Corp.	1,483	86,622
First Citizens BancShares, Inc., Class A	26	40,919
First Hawaiian, Inc.	551	11,549
First Horizon Corp.	3,432	48,391
Fiserv, Inc.*	1,081	161,361
FleetCor Technologies, Inc.*	629	175,661
FNB Corp.	2,996	39,967
Franklin Resources, Inc.	2,264	62,147
Global Payments, Inc.	1,229	159,401
Globe Life, Inc.	1,033	131,119
Goldman Sachs Group, Inc.	167	64,971
Hanover Insurance Group, Inc.	291	38,258
Hartford Financial Services Group, Inc.	2,478	237,492
Houlihan Lokey, Inc.	1,840	236,734
Huntington Bancshares, Inc.	6,650	86,716
Interactive Brokers Group, Inc., Class A	1,256	136,552
Intercontinental Exchange, Inc.	573	79,315
Invesco Ltd.	1,785	27,507
Jack Henry & Associates, Inc.	740	128,590
Janus Henderson Group PLC	4,644	144,707
Jefferies Financial Group, Inc.	842	35,212
JPMorgan Chase & Co.	199	37,026
KeyCorp	4,698	67,040
Kinsale Capital Group, Inc.	591	305,062
KKR & Co., Inc.	175	17,196
Lazard, Inc.	1,444	55,652
Loews Corp.	2,806	210,815
LPL Financial Holdings, Inc.	1,641	439,608
M&T Bank Corp.	452	63,162
Markel Group, Inc.*	48	71,639
MarketAxess Holdings, Inc.	305	65,090
Marsh & McLennan Cos., Inc.	1,907	385,729
Mastercard, Inc., Class A	121	57,446
MetLife, Inc.	747	52,096
MGIC Investment Corp.	17,674	351,536
Moody’s Corp.	828	314,160
Morgan Stanley	149	12,820
Morningstar, Inc.	187	55,836
MSCI, Inc.	554	310,777
Nasdaq, Inc.	2,422	136,116
NCR Atleos Corp.*	1,238	26,939
New York Community Bancorp, Inc.	1,444	6,917
Northern Trust Corp.	570	46,814
Old Republic International Corp.	8,381	242,714
OneMain Holdings, Inc.	1,040	49,119
PayPal Holdings, Inc.*	2,437	147,049
Pinnacle Financial Partners, Inc.	526	43,511
PNC Financial Services Group, Inc.	507	74,630
Popular, Inc.	1,162	97,236
Primerica, Inc.	795	194,982
Principal Financial Group, Inc.	1,137	91,938
Progressive Corp.	639	121,129
Prosperity Bancshares, Inc.	436	27,211
Prudential Financial, Inc.	587	63,977

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Raymond James Financial, Inc.	285	$34,291
Regions Financial Corp.	2,918	54,362
Reinsurance Group of America, Inc.	679	120,081
RenaissanceRe Holdings Ltd.	70	15,737
Rithm Capital Corp. REIT	15,257	165,386
RLI Corp.	1,503	220,114
Ryan Specialty Holdings, Inc.*	672	35,199
S&P Global, Inc.	509	218,045
SEI Investments Co.	3,419	229,928
SLM Corp.	1,867	38,890
Starwood Property Trust, Inc. REIT	3,070	62,597
State Street Corp.	2,027	149,451
Stifel Financial Corp.	1,301	98,694
Synchrony Financial	2,701	111,551
Synovus Financial Corp.	614	23,295
T. Rowe Price Group, Inc.	2,381	269,886
TPG, Inc.	1,102	48,874
Tradeweb Markets, Inc., Class A	2,251	238,201
Travelers Cos., Inc.	792	175,000
Truist Financial Corp.	2,297	80,349
Unum Group	2,967	146,718
US Bancorp	2,600	109,096
UWM Holdings Corp.	2,191	13,979
Virtu Financial, Inc., Class A	2,692	48,591
Visa, Inc., Class A	267	75,465
Voya Financial, Inc.	1,133	77,452
W.R. Berkley Corp.	3,419	285,828
Webster Financial Corp.	786	37,445
Wells Fargo & Co.	1,182	65,707
Western Alliance Bancorp	605	34,927
Western Union Co.	8,969	120,274
WEX, Inc.*	313	68,776
White Mountains Insurance Group Ltd.	4	7,062
Willis Towers Watson PLC	552	150,481
Wintrust Financial Corp.	447	43,068
XP, Inc., Class A	591	13,971
Zions Bancorp NA	1,726	68,056

(Cost $13,662,092)		16,662,847

Health Care — 10.2%
Abbott Laboratories	805	95,505
AbbVie, Inc.	427	75,173
Acadia Healthcare Co., Inc.*	247	20,612
Agilent Technologies, Inc.	478	65,658
Align Technology, Inc.*	399	120,666
Amedisys, Inc.*	200	18,604
Amgen, Inc.	451	123,497
Avantor, Inc.*	2,283	56,253
Azenta, Inc.*	371	24,171
Baxter International, Inc.	1,496	61,216
Becton Dickinson and Co.	345	81,265
Biogen, Inc.*	93	20,180
BioMarin Pharmaceutical, Inc.*	138	11,907
Bio-Techne Corp.	295	21,703
Boston Scientific Corp.*	1,338	88,589
Bristol-Myers Squibb Co.	1,054	53,491
Bruker Corp.	520	45,001

	Number of Shares	Value
Health Care (Continued)
Cardinal Health, Inc.	15,862	$1,776,227
Catalent, Inc.*	352	20,184
Cencora, Inc.	4,910	1,156,796
Centene Corp.*	6,296	493,795
Charles River Laboratories International, Inc.*	339	86,170
Chemed Corp.	456	285,515
Cigna Group	888	298,492
Cooper Cos., Inc.	1,124	105,206
CVS Health Corp.	2,266	168,522
Danaher Corp.	242	61,260
DaVita, Inc.*	1,968	249,877
DENTSPLY SIRONA, Inc.	487	15,915
Dexcom, Inc.*	133	15,304
Edwards Lifesciences Corp.*	3,068	260,381
Elanco Animal Health, Inc.*	1,022	16,240
Elevance Health, Inc.	477	239,096
Eli Lilly & Co.	40	30,147
Encompass Health Corp.	2,836	210,998
Enovis Corp.*	1,960	117,228
Exelixis, Inc.*	7,949	174,083
Fortrea Holdings, Inc.*	4,017	150,798
GE HealthCare Technologies, Inc.	5,966	544,577
Gilead Sciences, Inc.	1,458	105,122
Globus Medical, Inc., Class A*	453	24,457
HCA Healthcare, Inc.	591	184,215
Henry Schein, Inc.*	2,428	185,669
Hologic, Inc.*	1,166	86,051
Humana, Inc.	1,560	546,499
ICON PLC*	807	258,740
IDEXX Laboratories, Inc.*	479	275,535
Incyte Corp.*	441	25,737
Integra LifeSciences Holdings Corp.*	770	28,421
Intuitive Surgical, Inc.*	505	194,728
IQVIA Holdings, Inc.*	488	120,614
Jazz Pharmaceuticals PLC*	380	45,182
Johnson & Johnson	210	33,890
Laboratory Corp. of America Holdings	1,323	285,543
McKesson Corp.	2,981	1,554,323
Medpace Holdings, Inc.*	417	165,766
Medtronic PLC	1,194	99,532
Merck & Co., Inc.	866	110,112
Mettler-Toledo International, Inc.*	34	42,405
Molina Healthcare, Inc.*	1,216	478,995
Neurocrine Biosciences, Inc.*	804	104,842
Perrigo Co. PLC	494	12,972
Pfizer, Inc.	692	18,380
Premier, Inc., Class A	2,551	53,214
QIAGEN NV*	692	29,611
Quest Diagnostics, Inc.	1,745	217,933
Regeneron Pharmaceuticals, Inc.*	274	264,709
Repligen Corp.*	102	19,787
ResMed, Inc.	294	51,074
Revvity, Inc.	206	22,576
Royalty Pharma PLC, Class A	618	18,750
Shockwave Medical, Inc.*	92	24,000
STERIS PLC	835	194,480

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Stryker Corp.	267	$93,202
Teleflex, Inc.	151	33,641
Thermo Fisher Scientific, Inc.	85	48,465
United Therapeutics Corp.*	386	87,097
UnitedHealth Group, Inc.	64	31,590
Universal Health Services, Inc., Class B	1,419	237,058
Veeva Systems, Inc., Class A*	399	89,979
Vertex Pharmaceuticals, Inc.*	974	409,801
Viatris, Inc.	10,878	134,561
Waters Corp.*	199	67,147
West Pharmaceutical Services, Inc.	1,323	474,110
Zimmer Biomet Holdings, Inc.	504	62,677
Zoetis, Inc.	966	191,587

(Cost $12,573,999)		15,305,081

Industrials — 20.4%
3M Co.	1,055	97,187
A O Smith Corp.	3,928	325,631
Acuity Brands, Inc.	1,188	298,473
Advanced Drainage Systems, Inc.	1,299	212,049
AECOM	1,699	150,922
AGCO Corp.	995	109,152
Alaska Air Group, Inc.*	2,367	88,502
Allegion PLC	625	79,919
Allison Transmission Holdings, Inc.	5,230	393,976
American Airlines Group, Inc.*	3,380	52,998
AMETEK, Inc.	1,341	241,621
Armstrong World Industries, Inc.	1,328	160,170
Automatic Data Processing, Inc.	446	112,004
Axon Enterprise, Inc.*	83	25,512
AZEK Co., Inc.*	1,663	80,007
Boeing Co.*	66	13,446
Booz Allen Hamilton Holding Corp.	1,821	268,980
Broadridge Financial Solutions, Inc.	2,604	530,122
Builders FirstSource, Inc.*	2,089	407,731
BWX Technologies, Inc.	1,522	153,463
C.H. Robinson Worldwide, Inc.	3,852	285,356
CACI International, Inc., Class A*	830	311,126
Carlisle Cos., Inc.	1,097	383,950
Carrier Global Corp.	6,392	355,267
Caterpillar, Inc.	591	197,370
Cintas Corp.	395	248,301
Clarivate PLC*	1,654	11,876
Clean Harbors, Inc.*	1,311	238,733
CNH Industrial NV	4,523	54,050
Concentrix Corp.	148	10,723
Copart, Inc.*	6,482	344,518
Core & Main, Inc., Class A*	7,633	364,323
CSX Corp.	6,148	233,255
Cummins, Inc.	573	153,914
Curtiss-Wright Corp.	491	116,009
Dayforce, Inc.*	496	34,601
Deere & Co.	205	74,835
Delta Air Lines, Inc.	7,330	309,839
Donaldson Co., Inc.	3,232	231,476
Dover Corp.	1,075	177,784
Dun & Bradstreet Holdings, Inc.	2,935	30,935

	Number of Shares	Value
Industrials (Continued)
Eaton Corp. PLC	807	$233,223
EMCOR Group, Inc.	2,231	699,463
Equifax, Inc.	430	117,644
Esab Corp.	2,073	205,476
Expeditors International of Washington, Inc.	6,018	719,753
Fastenal Co.	9,440	689,214
FedEx Corp.	1,596	397,356
Ferguson PLC	1,986	419,940
Flowserve Corp.	835	35,337
Fortive Corp.	2,387	203,205
Fortune Brands Innovations, Inc.	4,605	374,571
FTI Consulting, Inc.*	924	191,157
Gates Industrial Corp. PLC*	2,291	33,724
Generac Holdings, Inc.*	340	38,253
General Dynamics Corp.	581	158,758
General Electric Co.	786	123,316
Genpact Ltd.	1,223	41,582
Graco, Inc.	3,205	292,488
GXO Logistics, Inc.*	1,441	74,586
Hayward Holdings, Inc.*	1,461	21,608
HEICO Corp.	267	51,638
HEICO Corp., Class A	589	91,643
Hexcel Corp.	457	34,028
Honeywell International, Inc.	307	61,010
Howmet Aerospace, Inc.	2,159	143,681
Hubbell, Inc.	1,040	395,897
Huntington Ingalls Industries, Inc.	575	167,682
IDEX Corp.	244	57,560
Illinois Tool Works, Inc.	1,109	290,724
Ingersoll Rand, Inc.	2,131	194,624
ITT, Inc.	2,101	265,020
Jacobs Solutions, Inc.	2,433	356,799
JB Hunt Transport Services, Inc.	1,416	292,135
Johnson Controls International PLC	1,684	99,811
KBR, Inc.	2,070	124,262
Kirby Corp.*	925	81,141
Knight-Swift Transportation Holdings, Inc.	2,623	147,780
L3Harris Technologies, Inc.	272	57,572
Landstar System, Inc.	2,159	410,642
Leidos Holdings, Inc.	3,487	445,848
Lennox International, Inc.	520	245,029
Lincoln Electric Holdings, Inc.	1,096	281,234
Lockheed Martin Corp.	228	97,639
ManpowerGroup, Inc.	1,806	130,321
Masco Corp.	7,919	607,862
MasTec, Inc.*	128	9,659
MDU Resources Group, Inc.	3,932	85,246
Middleby Corp.*	261	39,714
MSA Safety, Inc.	549	101,098
MSC Industrial Direct Co., Inc., Class A	3,002	303,022
Nordson Corp.	773	205,347
Norfolk Southern Corp.	447	113,261
Northrop Grumman Corp.	112	51,634
nVent Electric PLC	3,568	240,198
Old Dominion Freight Line, Inc.	850	376,108

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Oshkosh Corp.	2,774	$307,526
Otis Worldwide Corp.	3,128	298,098
Owens Corning	4,138	619,790
PACCAR, Inc.	5,428	601,911
Parker-Hannifin Corp.	128	68,538
Paychex, Inc.	1,589	194,843
Paycom Software, Inc.	1,007	183,667
Paycor HCM, Inc.*	637	13,453
Paylocity Holding Corp.*	81	13,657
Pentair PLC	1,275	99,182
Quanta Services, Inc.	1,650	398,492
RB Global, Inc.	5,348	405,967
RBC Bearings, Inc.*	147	40,106
Regal Rexnord Corp.	1,262	216,420
Republic Services, Inc.	1,544	283,478
Robert Half, Inc.	5,165	415,266
Rockwell Automation, Inc.	1,006	286,790
Rollins, Inc.	4,774	210,390
RTX Corp.	664	59,541
Ryder System, Inc.	2,766	315,601
Saia, Inc.*	452	260,081
Schneider National, Inc., Class B	3,391	79,858
Science Applications International Corp.	2,637	369,075
Sensata Technologies Holding PLC	458	15,764
SiteOne Landscape Supply, Inc.*	848	142,871
Snap-on, Inc.	1,218	335,754
Southwest Airlines Co.	3,420	117,203
SS&C Technologies Holdings, Inc.	3,907	249,110
Stanley Black & Decker, Inc.	925	82,593
Stericycle, Inc.*	1,435	78,050
Tetra Tech, Inc.	509	90,256
Textron, Inc.	1,891	168,431
Timken Co.	1,113	93,481
Toro Co.	422	38,955
Trane Technologies PLC	1,321	372,482
TransDigm Group, Inc.	55	64,776
TransUnion	791	61,405
Trex Co., Inc.*	1,520	139,475
U-Haul Holding Co.*	209	13,455
U-Haul Holding Co.	1,495	95,037
Union Pacific Corp.	334	84,732
United Airlines Holdings, Inc.*	489	22,245
United Parcel Service, Inc., Class B	960	142,330
United Rentals, Inc.	387	268,295
Valmont Industries, Inc.	108	22,888
Veralto Corp.	2,130	184,075
Verisk Analytics, Inc.	1,319	319,066
Vertiv Holdings Co., Class A	393	26,575
Vestis Corp.	4,766	89,410
W.W. Grainger, Inc.	561	546,111
Waste Management, Inc.	1,633	335,826
Watsco, Inc.	1,307	515,115
WESCO International, Inc.	207	30,944
Westinghouse Air Brake Technologies Corp.	1,285	181,558
WillScot Mobile Mini Holdings Corp.*	1,222	58,351
Woodward, Inc.	890	125,926

	Number of Shares	Value
Industrials (Continued)
XPO, Inc.*	991	$119,237
Xylem, Inc.	563	71,529

(Cost $23,297,407)		30,742,670

Information Technology — 19.1%
Accenture PLC, Class A	499	187,015
Adobe, Inc.*	458	256,608
Advanced Micro Devices, Inc.*	186	35,811
Akamai Technologies, Inc.*	7,164	794,631
Allegro MicroSystems, Inc.*	1,429	44,999
Amdocs Ltd.	6,492	592,070
Amphenol Corp., Class A	6,593	720,219
Analog Devices, Inc.	2,292	439,651
ANSYS, Inc.*	1,455	486,217
Apple, Inc.	2,919	527,609
Applied Materials, Inc.	4,470	901,241
Arista Networks, Inc.*	969	268,936
Arrow Electronics, Inc.*	1,921	225,718
Aspen Technology, Inc.*	69	13,378
Atlassian Corp., Class A*	535	110,970
Autodesk, Inc.*	2,686	693,445
Avnet, Inc.	290	13,511
Bentley Systems, Inc., Class B	343	17,620
Broadcom, Inc.	115	149,556
Cadence Design Systems, Inc.*	2,342	712,858
CCC Intelligent Solutions Holdings, Inc.*	2,859	33,479
CDW Corp.	5,188	1,277,338
Ciena Corp.*	210	11,966
Cirrus Logic, Inc.*	3,145	288,774
Cisco Systems, Inc.	5,590	270,388
Cognex Corp.	840	33,138
Cognizant Technology Solutions Corp., Class A	22,087	1,745,315
Corning, Inc.	9,017	290,708
Crane NXT Co.	1,750	102,235
Crowdstrike Holdings, Inc., Class A*	148	47,974
Datadog, Inc., Class A*	119	15,644
DocuSign, Inc.*	415	22,107
Dolby Laboratories, Inc., Class A	3,782	306,342
DoubleVerify Holdings, Inc.*	2,410	74,445
Dropbox, Inc., Class A*	16,482	394,744
DXC Technology Co.*	2,544	55,612
Dynatrace, Inc.*	1,687	83,591
EPAM Systems, Inc.*	728	221,603
F5, Inc.*	3,201	599,291
Fair Isaac Corp.*	153	194,296
First Solar, Inc.*	62	9,541
Five9, Inc.*	179	10,919
Fortinet, Inc.*	9,593	662,972
Gartner, Inc.*	1,090	507,460
GLOBALFOUNDRIES, Inc.*	325	17,768
Globant SA*	446	99,534
GoDaddy, Inc., Class A*	2,777	316,995
Guidewire Software, Inc.*	925	110,390
Hewlett Packard Enterprise Co.	30,557	465,383
HP, Inc.	6,420	181,879
HubSpot, Inc.*	159	98,391

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Intel Corp.	3,568	$153,602
International Business Machines Corp.	1,099	203,348
Intuit, Inc.	693	459,383
IPG Photonics Corp.*	1,330	114,846
Jabil, Inc.	7,971	1,148,541
Juniper Networks, Inc.	2,002	74,134
Keysight Technologies, Inc.*	1,537	237,159
KLA Corp.	1,201	819,442
Kyndryl Holdings, Inc.*	1,450	31,857
Lam Research Corp.	873	819,092
Lattice Semiconductor Corp.*	1,996	152,914
Littelfuse, Inc.	439	104,587
Manhattan Associates, Inc.*	1,683	426,354
Marvell Technology, Inc.	1,149	82,337
Microchip Technology, Inc.	6,462	543,713
Micron Technology, Inc.	119	10,783
Microsoft Corp.	1,335	552,209
Monolithic Power Systems, Inc.	697	501,868
Motorola Solutions, Inc.	1,038	342,945
NCR Voyix Corp.*	901	13,164
NetApp, Inc.	4,720	420,646
NVIDIA Corp.	109	86,232
ON Semiconductor Corp.*	1,512	119,327
Oracle Corp.	171	19,097
Palo Alto Networks, Inc.*	688	213,658
PTC, Inc.*	670	122,617
Pure Storage, Inc., Class A*	5,228	275,254
Qorvo, Inc.*	1,125	128,869
QUALCOMM, Inc.	2,297	362,444
Roper Technologies, Inc.	89	48,481
Salesforce, Inc.*	547	168,925
ServiceNow, Inc.*	267	205,948
Skyworks Solutions, Inc.	4,721	495,327
Snowflake, Inc., Class A*	197	37,091
Splunk, Inc.*	230	35,931
Synopsys, Inc.*	1,150	659,790
TD SYNNEX Corp.	3,374	350,559
Teledyne Technologies, Inc.*	142	60,672
Teradata Corp.*	3,033	114,102
Teradyne, Inc.	3,614	374,374
Texas Instruments, Inc.	2,340	391,552
Trimble, Inc.*	795	48,646
Tyler Technologies, Inc.*	509	222,504
Universal Display Corp.	872	152,094
VeriSign, Inc.*	2,691	525,525
Viasat, Inc.*	571	11,175
Vontier Corp.	4,677	201,111
Workday, Inc., Class A*	457	134,660
Zebra Technologies Corp., Class A*	311	86,918
Zoom Video Communications, Inc., Class A*	470	33,243
Zscaler, Inc.*	87	21,051

(Cost $23,208,126)		28,662,386

Materials — 6.7%
Air Products and Chemicals, Inc.	207	48,446
Albemarle Corp.	151	20,815

	Number of Shares	Value
Materials (Continued)
Amcor PLC	9,338	$84,602
AptarGroup, Inc.	1,453	204,088
Ashland, Inc.	108	10,113
Avery Dennison Corp.	1,371	296,863
Axalta Coating Systems Ltd.*	2,776	90,858
Ball Corp.	994	63,636
Berry Global Group, Inc.	1,678	97,676
Celanese Corp.	370	56,229
CF Industries Holdings, Inc.	2,483	200,428
Cleveland-Cliffs, Inc.*	1,116	23,213
Corteva, Inc.	2,002	107,147
Crown Holdings, Inc.	1,740	133,319
Dow, Inc.	9,049	505,658
DuPont de Nemours, Inc.	3,253	225,075
Eagle Materials, Inc.	1,427	361,816
Eastman Chemical Co.	2,020	177,235
Ecolab, Inc.	921	207,078
Element Solutions, Inc.	2,778	65,283
FMC Corp.	138	7,782
Freeport-McMoRan, Inc.	1,013	38,302
Graphic Packaging Holding Co.	13,423	348,327
Huntsman Corp.	5,942	152,115
International Flavors & Fragrances, Inc.	582	43,941
International Paper Co.	8,150	288,184
Linde PLC	377	169,205
Louisiana-Pacific Corp.	1,645	121,681
LyondellBasell Industries NV, Class A	7,668	768,947
Martin Marietta Materials, Inc.	289	166,958
Mosaic Co.	2,289	71,325
NewMarket Corp.	374	239,985
Newmont Corp.	718	22,437
Nucor Corp.	4,237	814,775
Olin Corp.	3,646	196,155
Packaging Corp. of America	2,635	477,436
PPG Industries, Inc.	898	127,157
Reliance, Inc.	3,713	1,192,690
Royal Gold, Inc.	661	67,838
RPM International, Inc.	1,398	161,259
Scotts Miracle-Gro Co.	487	31,996
Sealed Air Corp.	453	15,796
Sherwin-Williams Co.	508	168,671
Silgan Holdings, Inc.	2,185	95,943
Sonoco Products Co.	1,297	73,514
Southern Copper Corp.	507	40,996
Steel Dynamics, Inc.	4,407	589,745
United States Steel Corp.	1,930	91,366
Vulcan Materials Co.	714	189,817
Westlake Corp.	1,349	187,120
Westrock Co.	2,634	119,294

(Cost $7,834,501)		10,060,335

Real Estate — 3.5%
Agree Realty Corp. REIT	211	11,594
Alexandria Real Estate Equities, Inc. REIT	192	23,948
American Homes 4 Rent, Class A REIT	2,804	103,776
American Tower Corp. REIT	167	33,210
Americold Realty Trust, Inc. REIT	482	12,195

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Apartment Income REIT Corp. REIT	6,802	$206,237
AvalonBay Communities, Inc. REIT	1,373	243,062
Boston Properties, Inc. REIT	1,152	74,557
Brixmor Property Group, Inc. REIT	3,004	67,920
Camden Property Trust REIT	861	81,347
CBRE Group, Inc., Class A*	4,267	392,095
CoStar Group, Inc.*	1,315	114,444
Cousins Properties, Inc. REIT	590	13,458
Crown Castle, Inc. REIT	404	44,416
CubeSmart REIT	2,682	116,962
Digital Realty Trust, Inc. REIT	518	76,048
EastGroup Properties, Inc. REIT	862	151,445
Equinix, Inc. REIT	109	96,881
Equity LifeStyle Properties, Inc. REIT	2,131	143,459
Equity Residential REIT	1,819	109,522
Essex Property Trust, Inc. REIT	494	114,312
Extra Space Storage, Inc. REIT	896	126,309
Federal Realty Investment Trust REIT	619	62,426
First Industrial Realty Trust, Inc. REIT	2,577	136,581
Gaming and Leisure Properties, Inc. REIT	744	33,837
Healthcare Realty Trust, Inc. REIT	841	11,589
Healthpeak Properties, Inc. REIT	614	10,284
Highwoods Properties, Inc. REIT	625	15,281
Host Hotels & Resorts, Inc. REIT	11,037	228,907
Howard Hughes Holdings, Inc.*	224	17,114
Invitation Homes, Inc. REIT	2,779	94,681
Iron Mountain, Inc. REIT	2,933	230,651
Jones Lang LaSalle, Inc.*	812	154,475
Kilroy Realty Corp. REIT	556	21,067
Kimco Realty Corp. REIT	472	9,327
Lamar Advertising Co., Class A REIT	1,434	158,529
Mid-America Apartment Communities, Inc. REIT	473	59,447
National Storage Affiliates Trust REIT	744	26,643
NNN REIT, Inc. REIT	1,066	43,376
Omega Healthcare Investors, Inc. REIT	1,551	48,267
Prologis, Inc. REIT	715	95,288
Public Storage REIT	1,148	325,883
Rayonier, Inc. REIT	850	29,265
Realty Income Corp. REIT	1,567	81,656
Regency Centers Corp. REIT	1,407	87,164
Rexford Industrial Realty, Inc. REIT	449	22,845
SBA Communications Corp. REIT	256	53,563
Simon Property Group, Inc. REIT	802	118,808
STAG Industrial, Inc. REIT	2,567	95,338
Sun Communities, Inc. REIT	230	30,765
UDR, Inc. REIT	625	22,187
VICI Properties, Inc. REIT	1,699	50,851
Welltower, Inc. REIT	387	35,666
Weyerhaeuser Co. REIT	15,987	549,633
WP Carey, Inc. REIT	595	33,516

(Cost $5,069,463)		5,352,107

Utilities — 3.2%
AES Corp.	836	12,707
Alliant Energy Corp.	1,834	87,573
Ameren Corp.	1,805	128,498
American Electric Power Co., Inc.	1,475	125,655

	Number of Shares	Value
Utilities (Continued)
American Water Works Co., Inc.	464	$55,003
Atmos Energy Corp.	3,488	393,830
Avangrid, Inc.	348	10,833
Brookfield Renewable Corp., Class A	1,661	39,399
CenterPoint Energy, Inc.	4,792	131,780
Clearway Energy, Inc.	506	11,031
CMS Energy Corp.	2,257	129,484
Consolidated Edison, Inc.	2,996	261,281
Constellation Energy Corp.	447	75,297
Dominion Energy, Inc.	1,438	68,780
DTE Energy Co.	1,617	175,202
Duke Energy Corp.	1,235	113,410
Edison International	3,772	256,571
Entergy Corp.	1,428	145,042
Essential Utilities, Inc.	815	28,346
Evergy, Inc.	1,864	92,343
Eversource Energy	834	48,956
Exelon Corp.	5,778	207,084
FirstEnergy Corp.	3,205	117,335
Hawaiian Electric Industries, Inc.	6,981	85,029
IDACORP, Inc.	845	74,453
National Fuel Gas Co.	1,856	90,461
NextEra Energy, Inc.	574	31,679
NiSource, Inc.	8,165	212,780
NRG Energy, Inc.	7,978	441,343
OGE Energy Corp.	3,524	115,975
Pinnacle West Capital Corp.	2,028	138,573
PPL Corp.	3,539	93,323
Public Service Enterprise Group, Inc.	3,291	205,358
Sempra	1,185	83,661
Southern Co.	2,860	192,335
Vistra Corp.	1,716	93,591
WEC Energy Group, Inc.	1,373	107,767
Xcel Energy, Inc.	2,507	132,094

(Cost $4,811,389)		4,813,862

TOTAL COMMON STOCKS (Cost $122,699,757)		149,322,019

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 ETF (a)	300	83,931
Vanguard S&P 500 ETF	750	350,197

(Cost $372,161)		434,128

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $327,111)	327,111	327,111

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $287,137)	287,137	287,137

TOTAL INVESTMENTS — 100.1% (Cost $123,686,166)		$150,370,395
Other assets and liabilities, net — (0.1%)		(144,136)

NET ASSETS — 100.0%		$150,226,259

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	327,111	(d)	—	—	—	1,898	—	327,111	327,111

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
139,790	2,392,579		(2,245,232)	—	—	5,763	—	287,137	287,137

139,790	2,719,690		(2,245,232)	—	—	7,661	—	614,248	614,248

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $319,501, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
S&P 500 E-Mini Futures	USD	1	$233,888	$255,188	3/15/2024	$21,300
Micro E-Mini S&P 500 Futures	USD	4	99,490	102,075	3/15/2024	2,585

Total unrealized appreciation						$23,885

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$149,322,019	$—	$—	$149,322,019
Exchange-Traded Funds	434,128	—	—	434,128
Short-Term Investments (a)	614,248	—	—	614,248
Derivatives (b)
Futures Contracts	23,885	—	—	23,885

TOTAL	$150,394,280	$—	$—	$150,394,280

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	47

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$58,572,850	$556,492,076	$64,831,549	$149,756,147
Investment in affiliated securities at value	44,693	250,749	—	—
Investment in DWS Government Money Market Series	79,730	1,167,020	59,003	287,137
Investment in DWS Government & Agency Securities Portfolio*	290,445	309,212	48,826	327,111
Foreign currency at value	146,072	743,466	—	—
Deposit with broker for futures contracts	12,500	137,391	5,841	18,172
Receivables:
Investment securities sold	8,651	3,278,272	—	—
Variation margin on futures contracts	—	11,713	1,005	2,300
Dividends	131,009	774,697	112,527	192,394
Interest	326	4,425	162	1,081
Affiliated securities lending income	12	1,173	28	664
Foreign tax reclaim	60,502	185,674	—	—

Total assets	$59,346,790	$563,355,868	$65,058,941	$150,585,006

Liabilities
Payable upon return of securities loaned	$290,445	$309,212	$48,826	$327,111
Payables:
Investment securities purchased	535	3,243,354	—	11,921
Investment advisory fees	11,066	39,080	9,613	19,715
Variation margin on futures contracts	980	—	—	—

Total liabilities	303,026	3,591,646	58,439	358,747

Net Assets, at value	$59,043,764	$559,764,222	$65,000,502	$150,226,259

Net Assets Consist of
Paid-in capital	$75,013,679	$466,314,940	$58,154,007	$155,068,523
Distributable earnings (loss)	(15,969,915)	93,449,282	6,846,495	(4,842,264)

Net Assets, at value	$59,043,764	$559,764,222	$65,000,502	$150,226,259

Number of Common Shares outstanding	2,050,001	6,210,001	1,375,001	3,000,001

Net Asset Value	$28.80	$90.14	$47.27	$50.08

Investment in non-affiliated securities at cost	$52,595,067	$460,554,297	$56,533,504	$123,071,918

Investment in affiliated securities at cost	$36,967	$216,690	$–	$–

Value of securities loaned	$276,396	$283,214	$47,835	$319,501

Investment in DWS Government Money Market Series at cost	$79,730	$1,167,020	$59,003	$287,137

Investment in DWS Government & Agency Securities Portfolio at cost*	$290,445	$309,212	$48,826	$327,111

Foreign currency at cost	$146,302	$737,167	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$658,721	$3,892,326	$496,738	$1,179,096
Income distributions from affiliated funds	3,232	27,309	886	5,763
Affiliated securities lending income	314	6,385	30	1,898
Affiliated other income (see note 6)	515	2,502	—	500

Total investment income	662,782	3,928,522	497,654	1,187,257

Expenses
Investment advisory fees	99,574	232,715	51,739	115,600
Other expenses	58	58	58	58

Total expenses	99,632	232,773	51,797	115,658

Less fees waived (see note 3):
Waiver	(31,362)	(550)	(19)	(117)

Net expenses	68,270	232,223	51,778	115,541

Net investment income (loss)	594,512	3,696,299	445,876	1,071,716

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,508,397)	(1,286,824)	(13,033)	(930,339)
In-kind redemptions	1,549,246	5,024,240	1,865,770	5,843,205
In-kind redemptions in affiliates	(240)	2,616	—	—
Futures contracts	49,545	143,336	(5)	9,722
Foreign currency transactions	5,470	1,748	—	—

Net realized gain (loss)	95,624	3,885,116	1,852,732	4,922,588

Net change in unrealized appreciation (depreciation) on:
Investments	3,213,134	55,281,462	5,517,102	10,611,428
Investments in affiliates	7,269	45,194	—	—
Futures contracts	6,813	112,443	1,881	17,499
Foreign currency translations	109	(28,093)	—	—

Net change in unrealized appreciation (depreciation)	3,227,325	55,411,006	5,518,983	10,628,927

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3,322,949	59,296,122	7,371,715	15,551,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,917,461	$62,992,421	$7,817,591	$16,623,231

* Unaffiliated foreign tax withheld	$61,528	$360,664	$42	$554

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$594,512	$2,211,616	$3,696,299	$10,516,535
Net realized gain (loss)	95,624	(5,384,510)	3,885,116	7,420,412
Net change in net unrealized appreciation (depreciation)	3,227,325	9,700,089	55,411,006	60,585,767

Net increase (decrease) in net assets resulting from operations	3,917,461	6,527,195	62,992,421	78,522,714

Distributions to Shareholders	(1,438,980)	(2,130,476)	(4,510,307)	(10,244,127)

Fund Shares Transactions
Proceeds from shares sold	4,074,833	6,891,035	—	—
Value of shares redeemed	(7,824,665)	(16,975,746)	(18,424,205)	(50,947,243)

Net increase (decrease) in net assets resulting from fund share transactions	(3,749,832)	(10,084,711)	(18,424,205)	(50,947,243)

Total net increase (decrease) in Net Assets	(1,271,351)	(5,687,992)	40,057,909	17,331,344

Net Assets
Beginning of period	60,315,115	66,003,107	519,706,313	502,374,969

End of period	$59,043,764	$60,315,115	$559,764,222	$519,706,313

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,200,001	2,600,001	6,430,001	7,070,001
Shares sold	150,000	250,000	—	—
Shares redeemed	(300,000)	(650,000)	(220,000)	(640,000)

Shares outstanding, end of period	2,050,001	2,200,001	6,210,001	6,430,001

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$445,876	$259,221	$1,071,716	$2,526,303
Net realized gain (loss)	1,852,732	594,889	4,922,588	3,947,253
Net change in net unrealized appreciation (depreciation)	5,518,983	2,517,678	10,628,927	5,908,420

Net increase (decrease) in net assets resulting from operations	7,817,591	3,371,788	16,623,231	12,381,976

Distributions to Shareholders	(325,757)	(210,231)	(1,115,297)	(2,664,258)

Fund Shares Transactions
Proceeds from shares sold	36,288,139	18,421,557	18,456,777	28,235,429
Value of shares redeemed	(7,821,155)	(3,689,886)	(18,703,743)	(48,688,101)

Net increase (decrease) in net assets resulting from fund share transactions	28,466,984	14,731,671	(246,966)	(20,452,672)

Total net increase (decrease) in Net Assets	35,958,818	17,893,228	15,260,968	(10,734,954)

Net Assets
Beginning of period	29,041,684	11,148,456	134,965,291	145,700,245

End of period	$65,000,502	$29,041,684	$150,226,259	$134,965,291

Changes in Shares Outstanding
Shares outstanding, beginning of period	675,001	300,001	3,000,001	3,500,001
Shares sold	875,000	475,000	400,000	700,000
Shares redeemed	(175,000)	(100,000)	(400,000)	(1,200,000)

Shares outstanding, end of period	1,375,001	675,001	3,000,001	3,000,001

See Notes to Financial Statements.	51

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$27.42		$25.39	$32.88	$27.84	$26.80	$28.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.28		0.90	1.01	0.84	0.62	0.83
Net realized and unrealized gain (loss)	1.74		1.98	(7.37)	5.35	1.32	(2.11)

Total from investment operations	2.02		2.88	(6.36)	6.19	1.94	(1.28)

Less distributions from:
Net investment income	(0.64)		(0.85)	(1.13)	(1.15)	(0.90)	(0.76)

Total distributions	(0.64)		(0.85)	(1.13)	(1.15)	(0.90)	(0.76)

Net Asset Value, end of period	$28.80		$27.42	$25.39	$32.88	$27.84	$26.80

Total Return (%)(b)	7.50	**	11.59	(19.75)	22.69	7.49	(4.51)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	59		60	66	71	72	72
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	*	0.24	0.24	0.24	0.24	0.29
Ratio of net investment income (loss) (%)	2.09	*	3.44	3.45	2.75	2.37	3.05
Portfolio turnover rate (%)(c)	27	**	52	56	53	43	51

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2020(d)
			2023	2022	2021
Net Asset Value, beginning of period	$80.83		$71.06	$84.95	$65.83	$50.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.58		1.50	1.53	1.28	0.49
Net realized and unrealized gain (loss)	9.43		9.72	(13.73)	18.91	15.34

Total from investment operations	10.01		11.22	(12.20)	20.19	15.83

Less distributions from:
Net investment income	(0.70)		(1.45)	(1.69)	(1.06)	—
Net realized gains	—		—	—	(0.01)	—

Total distributions	(0.70)		(1.45)	(1.69)	(1.07)	—

Net Asset Value, end of period	$90.14		$80.83	$71.06	$84.95	$65.83

Total Return (%)(b)	12.48	**	16.02	(14.55)	30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	560		520	502	803	132
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	*
Ratio of net investment income (loss) (%)	1.43	*	2.02	1.93	1.73	2.08	*
Portfolio turnover rate (%)(c)	2	**	2	4	6	7	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	52

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$43.02		$37.16	$41.83	$31.43	$27.08	$27.29

Income (loss) from investment operations:
Net investment income (loss)(a)	0.35		0.61	0.53	0.52	0.52	0.51
Net realized and unrealized gain (loss)	4.20		5.85	(4.60)	10.44	4.42	(0.25)

Total from investment operations	4.55		6.46	(4.07)	10.96	4.94	0.26

Less distributions from:
Net investment income	(0.30)		(0.60)	(0.60)	(0.56)	(0.59)	(0.47)

Total distributions	(0.30)		(0.60)	(0.60)	(0.56)	(0.59)	(0.47)

Net Asset Value, end of period	$47.27		$43.02	$37.16	$41.83	$31.43	$27.08

Total Return (%)(b)	10.63	**	17.63	(9.84)	35.25	18.72	1.03

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	65		29	11	40	101	111
Ratio of expenses before fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	0.19
Ratio of expenses after fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	0.19
Ratio of net investment income (loss) (%)	1.63	*	1.55	1.29	1.51	1.85	1.93
Portfolio turnover rate (%)(c)	1	**	34	14	13	22	31

Xtrackers Russell US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$44.99		$41.63	$46.33	$34.84	$33.88	$33.93

Income (loss) from investment operations:
Net investment income (loss)(a)	0.36		0.77	0.72	0.56	0.62	0.57
Net realized and unrealized gain (loss)	5.08		3.38	(4.76)	11.47	0.96	(0.09)

Total from investment operations	5.44		4.15	(4.04)	12.03	1.58	0.48

Less distributions from:
Net investment income	(0.35)		(0.79)	(0.66)	(0.54)	(0.62)	(0.53)

Total distributions	(0.35)		(0.79)	(0.66)	(0.54)	(0.62)	(0.53)

Net Asset Value, end of period	$50.08		$44.99	$41.63	$46.33	$34.84	$33.88

Total Return (%)(b)	12.16	**	10.12	(8.80)	34.85	4.93	1.53

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	150		135	146	206	150	203
Ratio of expenses before fee waiver (%)	0.17	*	0.17	0.17	0.17	0.17	0.17
Ratio of expenses after fee waiver (%)	0.17	*	0.17	0.17	0.17	0.17	0.17
Ratio of net investment income (loss) (%)	1.58	*	1.80	1.60	1.40	1.85	1.77
Portfolio turnover rate (%)(c)	19	**	44	38	39	47	48

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	53

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2024, the Trust consists of forty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF which lots consist of 10,000 shares and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF	Russell 1000 2Qual/Val 5% Capped Factor Index Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility

54

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is diversified. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

55

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

56

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2024, the Funds did not incur any interest or penalties.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$11,267,957	$10,104,213	$21,372,170
Xtrackers MSCI Kokusai Equity ETF	2,162,841	5,270,305	7,433,146
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	267,626	3,163,204	3,430,830
Xtrackers Russell US Multifactor ETF	23,101,573	12,985,749	36,087,322

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$58,017,951	$1,880,242	$5,336,717	$(3,456,475)
Xtrackers MSCI Kokusai Equity ETF	476,828,382	40,254,580	78,661,885	(38,407,305)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	26,309,282	2,696,269	3,277,626	(581,357)
Xtrackers Russell US Multifactor ETF	119,443,940	15,334,455	18,227,862	(2,893,407)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 29, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for the Funds. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the

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Notes to Financial Statements (Unaudited) (Continued)

value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 29, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 29, 2024

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$290,445	$—	$—	$—	$290,445

Gross amount of recognized liabilities for securities lending transactions					$290,445

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$309,212	$—	$—	$—	$309,212

Gross amount of recognized liabilities for securities lending transactions					$309,212

Xtrackers Russell 1000 Quality at a Reasonable Price ETF
Common Stocks	$48,826	$—	$—	$—	$48,826

Gross amount of recognized liabilities for securities lending transactions					$48,826

Xtrackers Russell US Multifactor ETF
Common Stocks	$269,977	$—	$—	$—	$269,977
Exchange-Traded Funds	$57,134	$—	$—	$—	$57,134

Total Borrowings	$327,111	$—	$—	$—	$327,111

Gross amount of recognized liabilities for securities lending transactions					$327,111

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 29, 2024, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the

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Notes to Financial Statements (Unaudited) (Continued)

contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 29, 2024 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,567	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$138,439	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,881	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$23,885	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 29, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$49,545
Xtrackers MSCI Kokusai Equity ETF	143,336
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(5)
Xtrackers Russell US Multifactor ETF	9,722

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$6,813
Xtrackers MSCI Kokusai Equity ETF	112,443
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,881
Xtrackers Russell US Multifactor ETF	17,499

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended February 29, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$376,469
Xtrackers MSCI Kokusai Equity ETF	2,285,035
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	15,500
Xtrackers Russell US Multifactor ETF	246,188

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 20, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the period ended February 29, 2024, the Advisor waived $31,295 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 29, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$67
Xtrackers MSCI Kokusai Equity ETF	550
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	19
Xtrackers Russell US Multifactor ETF	117

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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Notes to Financial Statements (Unaudited) (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 29, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers FTSE Developed ex US Multifactor ETF	$5
Xtrackers MSCI Kokusai Equity ETF	469
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1
Xtrackers Russell US Multifactor ETF	153

4. Investment Portfolio Transactions

For the period ended February 29, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$18,676,819	$15,444,361
Xtrackers MSCI Kokusai Equity ETF	8,967,709	9,139,398
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	422,717	470,794
Xtrackers Russell US Multifactor ETF	26,389,228	26,563,817

For the period ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$—	$7,753,218
Xtrackers MSCI Kokusai Equity ETF	—	18,421,112
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	36,256,008	7,735,817
Xtrackers Russell US Multifactor ETF	18,457,635	18,685,047

5. Fund Share Transactions

As of February 29, 2024 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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Notes to Financial Statements (Unaudited) (Continued)

6. Payments by Affiliates

During the period ended February 29, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amounts
Xtrackers FTSE Developed ex US Multifactor ETF	$343
Xtrackers MSCI Kokusai Equity ETF	1,668
Xtrackers Russell US Multifactor ETF	333

Deutsche Bank AG	Amounts
Xtrackers FTSE Developed ex US Multifactor ETF	$172
Xtrackers MSCI Kokusai Equity ETF	834
Xtrackers Russell US Multifactor ETF	167

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DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2024, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF, and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14–15, 2024 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF, and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 14 and February 15, 2024.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things,

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Contracts (Unaudited) (Continued)

the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Funds had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of their respective Peer Groups:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
—	Xtrackers Russell US Multifactor ETF

The Board considered, however, the following additional factors in connection with those Funds:

—

The advisory fees and total expenses for each of Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF were almost equivalent to the average of its respective Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a

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Contracts (Unaudited) (Continued)

day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

68

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY

R-045855-9 (4/24) DBX005917 (4/25)

February 29, 2024

Semi-Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 29, 2024

Description	% of Market Value
BBB	0.9%
BB	47.9%
B	38.9%
CCC	12.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2024

United States	82.4%
Canada	6.3%
Luxembourg	2.6%
Other	8.7%

Total	100.0%

Sector Diversification* as of February 29, 2024

Communications	25.9%
Consumer, Cyclical	18.0%
Energy	13.2%
Consumer, Non-cyclical	13.1%
Financial	11.6%
Industrial	7.1%
Basic Materials	4.7%
Technology	3.8%
Utilities	2.5%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of February 29, 2024: 3.5 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 29, 2024

Description	% of Market Value
BBB	6.3%
BB	80.5%
B	12.6%
CCC	0.5%

Total	99.9%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2024

United States	89.2%
Canada	5.1%
Other	5.7%

Total	100.0%

Sector Diversification* as of February 29, 2024

Consumer, Cyclical	22.5%
Consumer, Non-cyclical	21.8%
Financial	12.5%
Industrial	12.0%
Energy	11.0%
Communications	6.4%
Technology	6.2%
Utilities	3.9%
Basic Materials	3.7%

Total	100.0%

Modified duration to worst as of February 29, 2024: 3.5 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. It is not possible to invest directly into an index.

Quality* as of February 29, 2024

Description	% of Market Value
BBB	3.4%
BB	63.1%
B	26.7%
CCC	6.8%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of February 29, 2024

Consumer, Cyclical	20.1%
Communications	17.1%
Consumer, Non-cyclical	17.0%
Energy	12.0%
Financial	12.0%
Industrial	9.5%
Technology	4.9%
Basic Materials	4.2%
Utilities	3.1%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of February 29, 2024: 3.5 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of February 29, 2024

Description	% of Market Value
BBB	3.7%
BB	58.8%
B	28.1%
CCC	7.8%
CC	0.3%

Total	98.7%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2024

United States	82.4%
Canada	6.6%
Other	11.0%

Total	100.0%

Sector Diversification* as of February 29, 2024

Consumer, Cyclical	21.0%
Communications	17.3%
Consumer, Non-cyclical	16.5%
Financial	13.3%
Energy	11.1%
Industrial	10.0%
Basic Materials	4.0%
Utilities	3.5%
Technology	3.2%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of February 29, 2024: 2.6 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

* As a percentage of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 30.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

The Xtrackers USD High Yield BB-B ex Financial ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the “Underlying Index”). The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. It is not possible to invest directly into an index.

Quality* as of February 29, 2024

Description	% of Market Value
BBB	5.4%
BB	67.5%
B	27.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2024

United States	85.0%
Canada	5.0%
United Kingdom	2.3%
Luxembourg	2.2%
Other	5.5%

Total	100.0%

Sector Diversification* as of February 29, 2024

Consumer, Cyclical	22.6%
Consumer, Non-cyclical	16.0%
Communications	15.5%
Energy	14.8%
Industrial	12.2%
Basic Materials	5.5%
Financial	4.8%
Technology	4.5%
Utilities	3.9%
Diversified	0.2%

Total	100.0%

Modified duration to worst as of February 29, 2024: 3.7 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 42.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of February 29, 2024

Description	% of Market Value
BBB	3.5%
BB	63.5%
B	26.4%
CCC	6.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2024

United States	85.4%
Canada	5.7%
Other	8.9%

Total	100.0%

Sector Diversification* as of February 29, 2024

Consumer, Cyclical	20.1%
Consumer, Non-cyclical	17.1%
Communications	16.9%
Financial	12.0%
Energy	12.0%
Industrial	9.6%
Technology	4.9%
Basic Materials	4.2%
Utilities	3.1%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of February 29, 2024: 3.5 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 65.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers Risk Managed USD High Yield Strategy ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers Risk Managed USD High Yield Strategy ETF invests. The Underlying Funds’ expenses are not included in Xtrackers Risk Managed USD High Yield Strategy ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024) except Xtrackers USD High Yield BB-B ex Financials ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 29, 2024.

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,067.30	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,049.10	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers Risk Managed USD High Yield Strategy ETF (2)
Actual	$1,000.00	$1,057.30	0.21%	$1.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.21%	$1.06
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,056.30	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers USD High Yield BB-B ex Financials ETF
Actual (3)(4)	$1,000.00	$1,086.40	0.21%	$0.75
Hypothetical (5% return before expenses) (4)	$1,000.00	$1,023.82	0.21%	$1.06
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,058.20	0.09%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	0.09%	$0.45

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(3) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 126 (the number of days in the period October 27, 2023 (commencement of operations) to February 29, 2024), then divided by 366.

(4) Includes excise tax expense. Excluding this expense, the expense ratio would have been 0.20%.

8

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.6%
Basic Materials — 4.6%
Chemicals — 2.1%
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	$23,000	$14,617
144A, 7.50%, 9/30/29	10,000	5,470
Chemours Co. 5.375%, 5/15/27	13,000	11,890
144A, 5.75%, 11/15/28	25,000	21,953
144A, 4.625%, 11/15/29	18,000	14,824
Consolidated Energy Finance SA 144A, 5.625%, 10/15/28	13,000	10,565
144A, 12.00%, 2/15/31	17,000	17,397
INEOS Finance PLC 144A, 6.75%, 5/15/28	15,000	14,684
144A, 7.50%, 4/15/29	14,000	13,914
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/29	15,000	15,798
NOVA Chemicals Corp. 144A, 5.00%, 5/1/25	17,000	16,622
144A, 5.25%, 6/1/27	29,000	26,905
144A, 8.50%, 11/15/28	10,000	10,571
144A, 4.25%, 5/15/29	13,000	10,769
144A, 9.00%, 2/15/30	16,000	16,071
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/29	19,000	17,298
Tronox, Inc., 144A, 4.625%, 3/15/29 (a)	27,000	23,935

(Cost $291,671)		263,283

Forest Products & Paper — 0.2%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $22,688)	24,000	20,710

Iron/Steel — 0.8%
ATI, Inc., 7.25%, 8/15/30	10,000	10,289
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	18,000	18,178
144A, 8.00%, 11/1/27	18,000	18,355
144A, 9.25%, 10/1/28	30,000	31,500
144A, 8.50%, 5/1/30	16,000	16,452

(Cost $93,118)		94,774

Mining — 1.5%
First Quantum Minerals Ltd. 144A, 7.50%, 4/1/25	20,000	20,000
144A, 6.875%, 3/1/26 (a)	28,000	28,000
144A, 6.875%, 10/15/27	49,000	46,647
144A, 8.625%, 6/1/31	36,000	34,426
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	15,000	14,734
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	15,000	13,853
144A, 4.50%, 6/1/31	20,000	17,113
Vedanta Resources Finance II PLC, 144A, 9.25%, 4/23/26	15,000	12,463

(Cost $192,588)		187,236

	Principal Amount	Value
Communications — 25.3%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	$32,000	$29,957
144A, 7.75%, 4/15/28	25,000	21,640
144A, 9.00%, 9/15/28 (a)	25,000	26,093
144A, 7.50%, 6/1/29	32,000	26,514
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	5,000	4,814
144A, 4.25%, 1/15/29	17,000	15,284
144A, 4.625%, 3/15/30	13,000	11,550
Stagwell Global LLC, 144A, 5.625%, 8/15/29	34,000	30,389

(Cost $174,666)		166,241

Internet — 0.8%
EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	30,000	30,779
Newfold Digital Holdings Group, Inc., 144A, 11.75%, 10/15/28	15,000	16,305
Rakuten Group, Inc., 144A, 11.25%, 2/15/27	45,000	47,922

(Cost $91,625)		95,006

Media — 14.7%
Altice Financing SA 144A, 5.00%, 1/15/28	32,000	28,344
144A, 5.75%, 8/15/29	59,000	50,878
AMC Networks, Inc. 4.75%, 8/1/25	27,000	25,774
4.25%, 2/15/29	26,000	16,854
Cable One, Inc., 144A, 4.00%, 11/15/30	15,000	11,348
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.00%, 2/1/28	80,000	73,899
144A, 5.375%, 6/1/29	30,000	27,161
144A, 6.375%, 9/1/29	20,000	18,805
144A, 4.75%, 3/1/30	50,000	42,581
144A, 4.50%, 8/15/30	55,000	45,673
144A, 4.25%, 2/1/31	56,000	45,093
144A, 7.375%, 3/1/31 (a)	32,000	31,026
144A, 4.75%, 2/1/32	35,000	28,276
4.50%, 5/1/32	60,000	47,458
144A, 4.50%, 6/1/33	45,000	34,663
144A, 4.25%, 1/15/34	35,000	26,202
CSC Holdings LLC 144A, 5.50%, 4/15/27	38,000	34,132
144A, 5.375%, 2/1/28	22,000	19,199
144A, 7.50%, 4/1/28	30,000	21,360
144A, 11.25%, 5/15/28	28,000	28,917
144A, 11.75%, 1/31/29	49,000	51,251
144A, 6.50%, 2/1/29	51,000	44,508
144A, 5.75%, 1/15/30	62,000	36,518
144A, 4.125%, 12/1/30	31,000	23,108
144A, 4.625%, 12/1/30	65,000	36,211
144A, 3.375%, 2/15/31	27,000	19,081
144A, 4.50%, 11/15/31	41,000	30,481
144A, 5.00%, 11/15/31	14,000	7,645
DISH DBS Corp. 7.75%, 7/1/26	54,000	34,480

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Media (Continued)
144A, 5.25%, 12/1/26	$76,000	$60,848
7.375%, 7/1/28	23,000	11,244
144A, 5.75%, 12/1/28	70,000	48,606
5.125%, 6/1/29	43,000	18,383
DISH Network Corp., 144A, 11.75%, 11/15/27	101,000	105,424
Gray Television, Inc. 144A, 5.875%, 7/15/26	27,000	25,650
144A, 7.00%, 5/15/27 (a)	17,000	15,383
144A, 4.75%, 10/15/30	20,000	12,908
iHeartCommunications, Inc. 6.375%, 5/1/26	22,000	18,755
8.375%, 5/1/27	27,000	16,232
144A, 5.25%, 8/15/27	19,000	14,106
144A, 4.75%, 1/15/28	11,000	7,931
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	23,000	21,389
144A, 8.00%, 8/1/29	16,000	14,615
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	50,000	47,438
144A, 4.75%, 11/1/28 (a)	29,000	25,784
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	25,000	19,714
144A, 6.50%, 9/15/28	29,000	13,989
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30	13,000	9,445
144A, 4.125%, 12/1/30	21,000	15,364
Sirius XM Radio, Inc. 144A, 5.50%, 7/1/29	40,000	37,865
144A, 4.125%, 7/1/30	40,000	34,453
144A, 3.875%, 9/1/31	40,000	33,103
TEGNA, Inc. 4.625%, 3/15/28	30,000	27,047
5.00%, 9/15/29	30,000	26,431
Univision Communications, Inc. 144A, 6.625%, 6/1/27	44,000	42,686
144A, 8.00%, 8/15/28	40,000	40,248
144A, 4.50%, 5/1/29	30,000	26,334
144A, 7.375%, 6/30/30	21,000	20,303
VTR Finance NV, 144A, 6.375%, 7/15/28	13,000	5,697
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	16,000	15,647
144A, 5.125%, 2/28/30	13,000	11,134
Ziggo BV, 144A, 4.875%, 1/15/30	30,000	26,754

(Cost $2,041,690)		1,811,836

Telecommunications — 8.4%
Altice France Holding SA 144A, 10.50%, 5/15/27	43,000	28,134
144A, 6.00%, 2/15/28	31,000	15,683
Altice France SA 144A, 8.125%, 2/1/27	51,000	46,918
144A, 5.50%, 1/15/28	26,000	21,243
144A, 5.125%, 1/15/29	15,000	11,354
144A, 5.125%, 7/15/29	68,000	51,433
144A, 5.50%, 10/15/29	52,000	39,437
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	33,000	31,137

	Principal Amount	Value
Telecommunications (Continued)
CommScope Technologies LLC 144A, 6.00%, 6/15/25 (a)	$37,000	$30,191
144A, 5.00%, 3/15/27	19,000	6,820
CommScope, Inc. 144A, 6.00%, 3/1/26 (a)	38,000	34,245
144A, 8.25%, 3/1/27	25,000	10,973
144A, 7.125%, 7/1/28	15,000	6,016
144A, 4.75%, 9/1/29	37,000	25,383
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	12,000	9,922
144A, 6.50%, 10/1/28	20,000	17,200
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	30,000	29,019
144A, 5.00%, 5/1/28	45,000	41,693
144A, 6.75%, 5/1/29	25,000	22,475
5.875%, 11/1/29	20,000	17,151
144A, 6.00%, 1/15/30	30,000	25,684
144A, 8.75%, 5/15/30	30,000	30,630
144A, 8.625%, 3/15/31	20,000	20,282
Hughes Satellite Systems Corp. 5.25%, 8/1/26	25,000	21,384
6.625%, 8/1/26 (a)	19,000	12,540
Iliad Holding SASU, 144A, 7.00%, 10/15/28	23,000	22,775
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	80,000	74,631
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	10,000	8,100
144A, 4.625%, 9/15/27	30,000	18,600
144A, 4.25%, 7/1/28	32,000	15,360
144A, 3.625%, 1/15/29	22,000	9,460
144A, 3.875%, 11/15/29 (a)	20,000	11,800
144A, 10.50%, 5/15/30 (a)	26,000	26,780
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	15,000	10,034
144A, 4.00%, 2/15/27	35,000	21,211
144A, 4.50%, 1/15/29	12,000	3,791
Millicom International Cellular SA 144A, 5.125%, 1/15/28	7,200	6,870
144A, 6.25%, 3/25/29	18,000	17,494
144A, 4.50%, 4/27/31	22,000	19,002
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	12,000	11,517
Viasat, Inc. 144A, 5.625%, 9/15/25	18,000	17,488
144A, 5.625%, 4/15/27	24,000	22,555
144A, 6.50%, 7/15/28	10,000	7,419
144A, 7.50%, 5/30/31	20,000	14,075
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	40,000	37,388
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27 (a)	39,000	32,513
144A, 6.125%, 3/1/28	30,000	22,832

(Cost $1,234,582)		1,038,642

Consumer, Cyclical — 17.6%
Airlines — 1.4%
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	16,000	15,645

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Airlines (Continued)
American Airlines, Inc. 144A, 7.25%, 2/15/28	$25,000	$25,231
144A, 8.50%, 5/15/29	20,000	21,037
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	33,000	31,185
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25	15,000	10,862
144A, 8.00%, 9/20/25 (a)	14,000	10,138
United Airlines, Inc., 144A, 4.625%, 4/15/29	60,000	55,403

(Cost $178,172)		169,501

Apparel — 0.4%
Hanesbrands, Inc. 144A, 4.875%, 5/15/26	26,000	25,120
144A, 9.00%, 2/15/31 (a)	18,000	18,059

(Cost $42,901)		43,179

Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25
(Cost $27,764)	28,000	28,415

Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	13,000	12,851
6.875%, 7/1/28	10,000	9,672
5.00%, 10/1/29	20,000	17,361
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	45,000	45,318
Dana, Inc. 5.375%, 11/15/27	10,000	9,663
5.625%, 6/15/28	10,000	9,692
4.25%, 9/1/30	15,000	12,953
Goodyear Tire & Rubber Co. 5.00%, 7/15/29 (a)	22,000	20,274
5.25%, 4/30/31 (a)	14,000	12,694
5.25%, 7/15/31	16,000	14,455
5.625%, 4/30/33	13,000	11,638
Tenneco, Inc., 144A, 8.00%, 11/17/28	51,000	46,523

(Cost $228,524)		223,094

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29 (a)	25,000	17,307
Banijay Entertainment SASU, 144A, 8.125%, 5/1/29	10,000	10,352
Caesars Entertainment, Inc., 144A, 4.625%, 10/15/29	35,000	31,977
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	17,000	16,760
144A, 5.25%, 7/15/28	20,000	18,705
Light & Wonder International, Inc. 144A, 7.25%, 11/15/29	11,000	11,267
144A, 7.50%, 9/1/31	20,000	20,851

	Principal Amount	Value
Entertainment (Continued)
Merlin Entertainments Group US Holdings, Inc., 144A, 7.375%, 2/15/31	$9,000	$9,011
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	29,000	27,369
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	15,000	14,353
144A, 4.125%, 7/1/29 (a)	10,000	8,408
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29 (a)	19,000	13,700
144A, 5.875%, 9/1/31	21,000	14,901
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31 (a)	25,000	25,178
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 5.125%, 10/1/29	20,000	18,880
144A, 7.125%, 2/15/31	24,000	24,799

(Cost $304,597)		283,818

Food Service — 0.2%
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	16,000	14,995
144A, 10.50%, 5/15/29	16,000	14,542

(Cost $31,116)		29,537

Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	10,000	9,002
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	18,000	17,456
144A, 4.875%, 2/15/30	15,000	13,339
Mattamy Group Corp., 144A, 4.625%, 3/1/30	18,000	16,176

(Cost $59,522)		55,973

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $21,042)	21,000	17,489

Housewares — 1.0%
Newell Brands, Inc. 4.875%, 6/1/25	10,000	9,799
5.20%, 4/1/26	55,000	53,466
6.375%, 9/15/27 (a)	15,000	14,578
6.625%, 9/15/29	15,000	14,386
Scotts Miracle-Gro Co. 4.50%, 10/15/29	10,000	8,885
4.00%, 4/1/31	15,000	12,738
4.375%, 2/1/32	10,000	8,372

(Cost $122,330)		122,224

Leisure Time — 3.2%
Carnival Corp. 144A, 7.625%, 3/1/26 (a)	32,000	32,440
144A, 5.75%, 3/1/27	78,000	77,087
144A, 6.00%, 5/1/29	59,000	57,693
144A, 10.50%, 6/1/30	29,000	31,663
Life Time, Inc., 144A, 8.00%, 4/15/26 (a)	10,000	10,100

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Leisure Time (Continued)
NCL Corp. Ltd. 144A, 5.875%, 3/15/26	$40,000	$39,100
144A, 8.375%, 2/1/28	20,000	21,010
144A, 8.125%, 1/15/29	18,000	18,952
144A, 7.75%, 2/15/29 (a)	17,000	17,439
Royal Caribbean Cruises Ltd., 144A, 9.25%, 1/15/29	29,000	31,216
Viking Cruises Ltd. 144A, 5.875%, 9/15/27	21,000	20,545
144A, 7.00%, 2/15/29	13,000	13,007
144A, 9.125%, 7/15/31	22,000	23,832

(Cost $377,666)		394,084

Lodging — 1.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 6.625%, 1/15/32	25,000	25,017
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29 (a)	13,000	11,804
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	26,000	25,439
144A, 5.25%, 4/26/26	10,000	9,608
144A, 5.625%, 7/17/27	16,000	15,181
144A, 5.75%, 7/21/28	23,000	21,618
144A, 5.375%, 12/4/29	34,000	30,622
Station Casinos LLC, 144A, 4.625%, 12/1/31	13,000	11,570
Studio City Finance Ltd. 144A, 6.50%, 1/15/28	15,000	14,238
144A, 5.00%, 1/15/29	32,000	27,935
Travel + Leisure Co., 144A, 4.50%, 12/1/29	19,000	17,415

(Cost $216,882)		210,447

Retail — 4.8%
Asbury Automotive Group, Inc., 144A, 5.00%, 2/15/32	16,000	14,222
Bath & Body Works, Inc. 7.50%, 6/15/29 (a)	19,000	19,634
144A, 6.625%, 10/1/30	25,000	25,164
eG Global Finance PLC, 144A, 12.00%, 11/30/28	30,000	31,710
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	17,000	16,843
144A, 5.875%, 4/1/29	25,000	23,758
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	25,000	22,712
144A, 6.75%, 1/15/30	36,000	31,831
FirstCash, Inc., 144A, 6.875%, 3/1/32	10,000	9,914
Gap, Inc. 144A, 3.625%, 10/1/29	19,000	16,071
144A, 3.875%, 10/1/31	24,000	19,388
Kohl’s Corp., 4.625%, 5/1/31	15,000	11,830
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	19,000	17,137

	Principal Amount	Value
Retail (Continued)
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29	$13,000	$12,533
144A, 6.125%, 3/15/32	10,000	9,317
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	20,000	15,553
144A, 7.875%, 5/1/29	32,000	20,704
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	32,000	31,416
Nordstrom, Inc. 4.375%, 4/1/30	15,000	13,271
4.25%, 8/1/31	11,000	9,269
PetSmart, Inc. / PetSmart Finance Corp., 144A, 7.75%, 2/15/29	31,000	30,658
QVC, Inc. 4.75%, 2/15/27	15,000	13,534
4.375%, 9/1/28	13,000	10,677
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	17,000	15,021
144A, 4.875%, 11/15/31	17,000	14,625
SRS Distribution, Inc. 144A, 6.125%, 7/1/29	12,000	11,200
144A, 6.00%, 12/1/29	25,000	23,297
Staples, Inc. 144A, 7.50%, 4/15/26	54,000	51,970
144A, 10.75%, 4/15/27	28,000	25,653
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	17,000	15,288

(Cost $618,049)		584,200

Consumer, Non-cyclical — 12.8%
Agriculture — 0.2%
Vector Group Ltd., 144A, 5.75%, 2/1/29 (Cost $28,776)	29,000	26,598

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29 (Cost $18,990)	19,000	17,253

Commercial Services — 3.6%
Albion Financing 2 SARL, 144A, 8.75%, 4/15/27	15,000	15,074
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	24,000	23,864
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	14,000	13,969
144A, 9.75%, 7/15/27	33,000	32,921
144A, 6.00%, 6/1/29 (a)	25,000	20,726
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	36,000	32,053
APX Group, Inc., 144A, 5.75%, 7/15/29	23,000	21,896
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 8.00%, 2/15/31	15,000	14,499
Garda World Security Corp. 144A, 4.625%, 2/15/27	14,000	13,387

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
144A, 9.50%, 11/1/27	$20,000	$20,095
144A, 7.75%, 2/15/28	10,000	10,165
144A, 6.00%, 6/1/29	16,000	14,019
Hertz Corp. 144A, 4.625%, 12/1/26	20,000	17,725
144A, 5.00%, 12/1/29	24,000	18,413
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	28,000	24,461
144A, 5.75%, 11/1/28 (a)	28,000	22,367
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 6.25%, 1/15/28	35,000	34,559
Sabre GLBL, Inc. 144A, 8.625%, 6/1/27	25,000	22,036
144A, 11.25%, 12/15/27	17,000	15,991
Sotheby’s, 144A, 7.375%, 10/15/27	20,000	19,237
Wand NewCo 3, Inc., 144A, 7.625%, 1/30/32	28,000	28,794

(Cost $457,618)		436,251

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 144A, 4.125%, 4/1/29 (Cost $12,956)	13,000	11,859

Food — 1.1%
B&G Foods, Inc. 5.25%, 9/15/27 (a)	14,000	13,033
144A, 8.00%, 9/15/28	15,000	15,635
Post Holdings, Inc. 144A, 5.50%, 12/15/29	32,000	30,643
144A, 4.625%, 4/15/30	42,000	38,246
144A, 4.50%, 9/15/31	28,000	24,948
Sigma Holdco BV, 144A, 7.875%, 5/15/26	12,000	11,477

(Cost $140,590)		133,982

Healthcare-Products — 0.3%
Bausch + Lomb Escrow Corp., 144A, 8.375%, 10/1/28 (Cost $40,348)	40,000	41,850

Healthcare-Services — 4.3%
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26 (a)	47,000	46,576
144A, 5.625%, 3/15/27	50,000	45,805
144A, 8.00%, 12/15/27	24,000	22,982
144A, 6.875%, 4/1/28	19,000	12,289
144A, 6.00%, 1/15/29	23,000	19,804
144A, 6.875%, 4/15/29	38,000	24,294
144A, 6.125%, 4/1/30	34,000	21,307
144A, 5.25%, 5/15/30	41,000	32,753
144A, 4.75%, 2/15/31	28,000	21,332
144A, 10.875%, 1/15/32	15,000	15,293
DaVita, Inc. 144A, 4.625%, 6/1/30	81,000	71,327
144A, 3.75%, 2/15/31	38,000	31,228
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	22,000	20,432

	Principal Amount	Value
Healthcare-Services (Continued)
LifePoint Health, Inc. 144A, 5.375%, 1/15/29	$13,000	$10,381
144A, 9.875%, 8/15/30	23,000	23,891
144A, 11.00%, 10/15/30	30,000	31,772
ModivCare, Inc., 144A, 5.875%, 11/15/25	13,000	12,704
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	36,000	36,027
Star Parent, Inc., 144A, 9.00%, 10/1/30	26,000	27,472

(Cost $587,680)		527,669

Household Products/Wares — 0.1%
Central Garden & Pet Co., 144A, 4.125%, 4/30/31 (Cost $9,973)	10,000	8,758

Pharmaceuticals — 3.0%
AdaptHealth LLC 144A, 4.625%, 8/1/29	13,000	10,835
144A, 5.125%, 3/1/30 (a)	16,000	13,396
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	17,000	16,001
144A, 8.50%, 1/31/27 (a)	20,000	11,404
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	49,000	45,646
144A, 9.00%, 12/15/25	28,000	26,665
144A, 6.125%, 2/1/27	26,000	16,672
144A, 5.75%, 8/15/27	13,000	7,850
144A, 5.00%, 1/30/28	12,000	5,490
144A, 4.875%, 6/1/28	45,000	25,692
144A, 11.00%, 9/30/28	47,000	31,725
144A, 5.00%, 2/15/29	15,000	6,626
144A, 6.25%, 2/15/29	23,000	10,553
144A, 5.25%, 1/30/30	17,000	7,352
144A, 5.25%, 2/15/31	11,000	4,758
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	13,000	12,237
Grifols SA, 144A, 4.75%, 10/15/28	19,000	15,844
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	20,000	19,422
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	16,000	11,461
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 5.125%, 4/30/31	55,000	47,180
Owens & Minor, Inc. 144A, 4.50%, 3/31/29	11,000	9,842
144A, 6.625%, 4/1/30 (a)	16,000	15,476

(Cost $469,671)		372,127

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28 (Cost $15,241)	15,000	16,122

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Energy — 12.9%
Energy-Alternate Sources — 0.1%
Sunnova Energy Corp., 144A, 11.75%, 10/1/28 (a) (Cost $8,608)	$10,000	$8,426

Oil & Gas — 5.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 8.25%, 12/31/28	15,000	15,243
Baytex Energy Corp. 144A, 8.75%, 4/1/27	12,000	12,458
144A, 8.50%, 4/30/30	20,000	20,812
Civitas Resources, Inc. 144A, 8.375%, 7/1/28	35,000	36,669
144A, 8.625%, 11/1/30	30,000	32,127
144A, 8.75%, 7/1/31	40,000	42,589
CNX Resources Corp. 144A, 7.375%, 1/15/31	11,000	11,100
144A, 7.25%, 3/1/32	10,000	9,972
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	32,000	29,560
144A, 5.875%, 1/15/30	28,000	24,518
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	20,000	19,944
144A, 9.25%, 2/15/28	22,000	23,044
CVR Energy, Inc. 144A, 5.75%, 2/15/28	11,000	10,219
144A, 8.50%, 1/15/29	10,000	10,071
Energean PLC, 144A, 6.50%, 4/30/27	16,000	14,631
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	22,000	21,306
144A, 7.75%, 5/1/27	14,000	13,321
144A, 7.50%, 3/1/28	10,000	9,305
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	16,000	15,699
144A, REGS, 6.50%, 6/30/27	17,000	16,318
144A, REGS, 6.75%, 6/30/30	14,000	12,837
Medco Maple Tree Pte Ltd., 144A, 8.96%, 4/27/29	10,000	10,476
Northern Oil & Gas, Inc. 144A, 8.125%, 3/1/28	19,000	19,256
144A, 8.75%, 6/15/31	15,000	15,694
Parkland Corp., 144A, 4.625%, 5/1/30	21,000	19,203
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28	29,000	28,229
144A, 7.875%, 9/15/30	20,000	20,509
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 144A, 7.875%, 11/1/28	20,000	20,461
Talos Production, Inc. 144A, 9.00%, 2/1/29	15,000	15,343
144A, 9.375%, 2/1/31	16,000	16,543
Transocean, Inc. 144A, 7.50%, 1/15/26	15,000	14,841
144A, 11.50%, 1/30/27	23,000	23,937
144A, 8.00%, 2/1/27	19,000	18,563
Tullow Oil PLC, 144A, 7.00%, 3/1/25	16,000	15,039

	Principal Amount	Value
Oil & Gas (Continued)
Vital Energy, Inc. 10.125%, 1/15/28	$25,000	$26,185
9.75%, 10/15/30	13,000	13,936

(Cost $672,925)		679,958

Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	16,000	15,934
144A, 6.25%, 4/1/28	21,000	20,493
CGG SA, 144A, 8.75%, 4/1/27	16,000	14,291
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	19,000	18,987
6.875%, 9/1/27	19,000	18,920
Weatherford International Ltd., 144A, 8.625%, 4/30/30	41,000	42,540

(Cost $132,243)		131,165

Pipelines — 6.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 5.75%, 3/1/27	18,000	17,625
144A, 5.75%, 1/15/28	17,000	16,681
144A, 6.625%, 2/1/32	20,000	19,931
Buckeye Partners LP 144A, 4.125%, 3/1/25	20,000	19,575
144A, 4.50%, 3/1/28	13,000	12,098
EQM Midstream Partners LP 144A, 7.50%, 6/1/27	13,000	13,310
144A, 7.50%, 6/1/30	13,000	13,831
Genesis Energy LP / Genesis Energy Finance Corp. 8.00%, 1/15/27	25,000	25,197
7.75%, 2/1/28	28,000	28,025
8.25%, 1/15/29	18,000	18,315
8.875%, 4/15/30	10,000	10,378
Global Partners LP / GLP Finance Corp. 7.00%, 8/1/27	10,000	10,011
144A, 8.25%, 1/15/32	10,000	10,263
ITT Holdings LLC, 144A, 6.50%, 8/1/29	36,000	31,988
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	32,000	31,864
144A, 6.50%, 9/30/26	43,000	41,564
NGL Energy Operating LLC / NGL Energy Finance Corp. 144A, 8.125%, 2/15/29	25,000	25,257
144A, 8.375%, 2/15/32	33,000	33,548
NuStar Logistics LP 6.00%, 6/1/26	15,000	14,841
6.375%, 10/1/30	15,000	15,056
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 6.00%, 3/1/27	11,000	10,866
144A, 5.50%, 1/15/28	22,000	20,926
144A, 7.375%, 2/15/29	20,000	19,971

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
144A, 6.00%, 12/31/30	$19,000	$17,687
144A, 6.00%, 9/1/31	14,000	12,836
Venture Global LNG, Inc. 144A, 8.125%, 6/1/28	63,000	64,053
144A, 9.50%, 2/1/29	78,000	83,213
144A, 8.375%, 6/1/31	63,000	63,770
144A, 9.875%, 2/1/32	57,000	60,050

(Cost $764,480)		762,730

Financial — 11.3%
Banks — 0.5%
Freedom Mortgage Corp. 144A, 7.625%, 5/1/26	15,000	14,900
144A, 6.625%, 1/15/27	14,000	13,358
144A, 12.00%, 10/1/28	22,000	23,863
144A, 12.25%, 10/1/30	13,000	14,320

(Cost $62,062)		66,441

Diversified Financial Services — 4.0%
Bread Financial Holdings, Inc., 144A, 9.75%, 3/15/29	25,000	25,603
Burford Capital Global Finance LLC, 144A, 9.25%, 7/1/31	11,000	11,564
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	30,000	25,378
144A, 3.625%, 10/1/31	19,000	14,894
Credit Acceptance Corp., 144A, 9.25%, 12/15/28	15,000	15,886
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28*	20,000	5,475
Enova International, Inc., 144A, 11.25%, 12/15/28	10,000	10,482
goeasy Ltd., 144A, 9.25%, 12/1/28	10,000	10,620
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	26,000	23,418
LD Holdings Group LLC 144A, 6.50%, 11/1/25	11,000	10,192
144A, 6.125%, 4/1/28	16,000	13,079
Nationstar Mortgage Holdings, Inc. 144A, 5.50%, 8/15/28	25,000	23,634
144A, 5.125%, 12/15/30	19,000	16,983
144A, 5.75%, 11/15/31	16,000	14,673
144A, 7.125%, 2/1/32	20,000	19,687
Navient Corp. 4.875%, 3/15/28	13,000	11,883
5.50%, 3/15/29	22,000	19,937
9.375%, 7/25/30	15,000	15,693
11.50%, 3/15/31	17,000	18,617
OneMain Finance Corp. 3.875%, 9/15/28	15,000	13,123
9.00%, 1/15/29	30,000	31,537
5.375%, 11/15/29	22,000	20,442
7.875%, 3/15/30	22,000	22,392
4.00%, 9/15/30	22,000	18,562
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	15,000	15,594

	Principal Amount	Value
Diversified Financial Services (Continued)
PennyMac Financial Services, Inc., 144A, 5.75%, 9/15/31	$13,000	$11,965
PRA Group, Inc., 144A, 8.375%, 2/1/28	10,000	9,781
Synchrony Financial, 7.25%, 2/2/33	20,000	19,457
United Wholesale Mortgage LLC, 144A, 5.50%, 4/15/29	22,000	20,564

(Cost $511,197)		491,115

Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc. 144A, 10.125%, 8/1/26	12,000	12,488
144A, 6.00%, 8/1/29	13,000	11,715
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 6.75%, 10/15/27	38,000	36,952
144A, 5.875%, 11/1/29	12,000	10,994
AssuredPartners, Inc. 144A, 5.625%, 1/15/29	14,000	12,893
144A, 7.50%, 2/15/32	8,000	7,867
USI, Inc., 144A, 7.50%, 1/15/32	20,000	19,950

(Cost $113,371)		112,859

Investment Companies — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 144A, 9.75%, 1/15/29 (Cost $20,438)	20,000	20,925

Real Estate — 0.9%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	18,200	16,516
Cushman & Wakefield US Borrower LLC 144A, 6.75%, 5/15/28	20,000	19,719
144A, 8.875%, 9/1/31	10,000	10,420
Kennedy-Wilson, Inc. 4.75%, 3/1/29	17,000	13,788
4.75%, 2/1/30	12,000	9,507
5.00%, 3/1/31	24,000	18,683
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	20,000	14,900
144A, 5.25%, 4/15/30	7,000	4,911

(Cost $123,740)		108,444

Real Estate Investment Trusts — 3.6%
Brandywine Operating Partnership LP, 3.95%, 11/15/27	15,000	13,203
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	28,000	27,032
144A, 4.50%, 4/1/27	19,000	16,725
Diversified Healthcare Trust 9.75%, 6/15/25	15,000	14,948
4.75%, 2/15/28	13,000	10,361
4.375%, 3/1/31	15,000	11,416
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	15,000	12,683

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, 6/15/29	$17,000	$15,278
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26 (a)	10,000	8,917
5.00%, 10/15/27 (a)	41,000	33,597
4.625%, 8/1/29	25,000	18,653
3.50%, 3/15/31 (a)	34,000	22,795
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	11,000	9,276
Office Properties Income Trust, 3.45%, 10/15/31	12,000	5,295
Service Properties Trust 4.75%, 10/1/26	15,000	13,892
4.95%, 2/15/27	21,000	19,304
5.50%, 12/15/27	16,000	15,081
3.95%, 1/15/28	7,000	5,928
4.95%, 10/1/29	11,000	9,062
4.375%, 2/15/30	10,000	7,719
144A, 8.625%, 11/15/31	25,000	26,425
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	20,000	14,623
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	68,000	70,457
144A, 4.75%, 4/15/28	15,000	13,051
144A, 6.50%, 2/15/29	30,000	23,129

(Cost $458,896)		438,850

REITS — 0.3%
Hudson Pacific Properties LP 3.95%, 11/1/27	8,000	6,917
4.65%, 4/1/29	15,000	12,512
3.25%, 1/15/30	10,000	7,520
Vornado Realty LP, 2.15%, 6/1/26	12,000	10,774

(Cost $39,471)		37,723

Venture Capital — 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.375%, 12/15/25	25,000	24,801
6.25%, 5/15/26	30,000	29,261
5.25%, 5/15/27	40,000	36,795
4.375%, 2/1/29	25,000	21,125

(Cost $105,175)		111,982

Industrial — 6.9%
Aerospace/Defense — 1.5%
Bombardier, Inc. 144A, 7.875%, 4/15/27	55,000	55,105
144A, 7.50%, 2/1/29	18,000	18,272
144A, 8.75%, 11/15/30	23,000	24,122
Spirit AeroSystems, Inc. 4.60%, 6/15/28	21,000	18,457
144A, 9.75%, 11/15/30	35,000	37,541

	Principal Amount	Value
Aerospace/Defense (Continued)
Triumph Group, Inc., 144A, 9.00%, 3/15/28	$35,000	$36,630

(Cost $189,540)		190,127

Building Materials — 0.5%
Smyrna Ready Mix Concrete LLC 144A, 6.00%, 11/1/28	36,000	34,957
144A, 8.875%, 11/15/31	30,000	31,823

(Cost $66,239)		66,780

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	15,000	13,730
144A, 4.375%, 3/31/29	21,000	18,628

(Cost $34,622)		32,358

Engineering & Construction — 0.5%
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30	40,000	42,587
IHS Holding Ltd. 144A, 5.625%, 11/29/26	7,000	6,152
144A, 6.25%, 11/29/28	16,000	13,098

(Cost $61,017)		61,837

Environmental Control — 0.2%
Covanta Holding Corp., 5.00%, 9/1/30	8,000	6,957
Madison IAQ LLC, 144A, 5.875%, 6/30/29	24,000	21,451

(Cost $29,732)		28,408

Machinery-Diversified — 0.7%
Maxim Crane Works Holdings Capital LLC, 144A, 11.50%, 9/1/28	14,000	14,572
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	14,000	13,737
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	10,000	9,792
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	46,000	44,252

(Cost $82,389)		82,353

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 144A, 7.75%, 7/15/28 (Cost $10,168)	10,000	10,311

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	28,000	22,772
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	20,000	19,807
144A, 4.125%, 8/15/26	35,000	32,332
144A, 5.25%, 8/15/27	29,000	21,067
144A, 5.25%, 8/15/27	20,000	14,529

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
LABL, Inc. 144A, 6.75%, 7/15/26	$21,000	$20,384
144A, 10.50%, 7/15/27	22,000	21,384
144A, 5.875%, 11/1/28	13,000	11,669
144A, 8.25%, 11/1/29	11,000	9,315
Mauser Packaging Solutions Holding Co. 144A, 7.875%, 8/15/26	70,000	70,976
144A, 9.25%, 4/15/27	38,000	36,997
Owens-Brockway Glass Container, Inc. 144A, 6.625%, 5/13/27	16,000	15,977
144A, 7.25%, 5/15/31	20,000	20,295

(Cost $334,699)		317,504

Transportation — 0.5%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	18,000	15,942
Seaspan Corp., 144A, 5.50%, 8/1/29	21,000	17,931
XPO, Inc. 144A, 7.125%, 6/1/31	12,000	12,269
144A, 7.125%, 2/1/32	15,000	15,262

(Cost $63,305)		61,404

Technology — 3.7%
Computers — 1.0%
CA Magnum Holdings, 144A, SR SECURED, 10/31/26	18,000	17,347
McAfee Corp., 144A, 7.375%, 2/15/30	55,000	48,606
NCR Atleos Corp., 144A, 9.50%, 4/1/29	35,000	37,056
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	15,000	14,803

(Cost $119,645)		117,812

Office/Business Equipment — 0.1%
Xerox Holdings Corp., 144A, 5.50%, 8/15/28 (Cost $17,544)	19,000	17,205

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 12.25%, 3/30/29 (Cost $11,111)	10,000	10,156

Software — 2.5%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30 (a)	69,000	61,842
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	23,000	20,887
Cloud Software Group, Inc. 144A, 6.50%, 3/31/29	112,000	104,371
144A, 9.00%, 9/30/29	103,000	96,253
MicroStrategy, Inc., 144A, 6.125%, 6/15/28	16,000	15,445
RingCentral, Inc., 144A, 8.50%, 8/15/30	13,000	13,451

(Cost $304,504)		312,249

	Principal Amount	Value
Utilities — 2.4%
Electric — 1.9%
Calpine Corp. 144A, 5.125%, 3/15/28	$37,000	$35,221
144A, 4.625%, 2/1/29	19,000	17,506
144A, 5.00%, 2/1/31	23,000	20,586
Drax Finco PLC, 144A, 6.625%, 11/1/25	15,000	14,826
NRG Energy, Inc. 5.75%, 1/15/28	21,000	20,707
144A, 3.375%, 2/15/29	15,000	13,106
144A, 5.25%, 6/15/29	20,000	18,975
144A, 3.625%, 2/15/31	30,000	25,258
PG&E Corp., 5.25%, 7/1/30	26,000	24,468
Talen Energy Supply LLC, 144A, 8.625%, 6/1/30	35,000	36,958
TransAlta Corp., 7.75%, 11/15/29	10,000	10,407

(Cost $247,751)		238,018

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	20,000	19,651
5.875%, 8/20/26	18,000	17,460
5.75%, 5/20/27	18,000	17,034
144A, 9.375%, 6/1/28	10,000	10,158

(Cost $64,993)		64,303

TOTAL CORPORATE BONDS
(Cost $12,802,901)		12,013,601

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $737,865)	737,865	737,865

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $116,884)	116,884	116,884

TOTAL INVESTMENTS — 104.6% (Cost $13,657,650)		$12,868,350
Other assets and liabilities, net — (4.6%)		(569,850)

NET ASSETS — 100.0%		$12,298,500

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	737,865	(d)	—	—	—	1,329	—	737,865	737,865

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
203,368	683,609		(770,093)	—	—	3,010	—	116,884	116,884

203,368	1,421,474		(770,093)	—	—	4,339	—	854,749	854,749

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $721,132, which is 5.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$12,013,601	$—	$12,013,601
Short-Term Investments (a)	854,749	—	—	854,749

TOTAL	$854,749	$12,013,601	$—	$12,868,350

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.1%
Basic Materials — 3.5%
Chemicals — 1.7%
Ashland, Inc., 144A, 3.375%, 9/1/31	$241,000	$202,150
Avient Corp. 144A, 5.75%, 5/15/25	334,000	332,368
144A, 7.125%, 8/1/30	372,000	380,608
Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	257,000	266,946
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	359,000	319,386
Methanex Corp. 5.125%, 10/15/27	359,000	345,445
5.25%, 12/15/29	379,000	360,715
Olin Corp. 5.125%, 9/15/27	277,000	268,950
5.625%, 8/1/29	344,000	336,891
5.00%, 2/1/30	265,000	247,939
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/28	555,000	507,833

(Cost $3,670,830)		3,569,231

Iron/Steel — 0.6%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	426,000	429,674
5.875%, 6/1/27 (a)	285,000	282,294
144A, 6.75%, 4/15/30	385,000	382,664
United States Steel Corp., 6.875%, 3/1/29	254,000	257,211

(Cost $1,352,384)		1,351,843

Mining — 1.2%
FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27	308,000	295,190
144A, 5.875%, 4/15/30	415,000	406,625
144A, 4.375%, 4/1/31	765,000	686,327
144A, 6.125%, 4/15/32	411,000	406,561
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	305,000	294,272
Nexa Resources SA 144A, 5.375%, 5/4/27	372,000	359,238
144A, 6.50%, 1/18/28	257,000	257,900

(Cost $2,775,729)		2,706,113

Communications — 6.2%
Advertising — 0.5%
Lamar Media Corp. 3.75%, 2/15/28	305,000	283,159
4.00%, 2/15/30	282,000	251,906
3.625%, 1/15/31	282,000	243,716
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/31	231,000	241,241

(Cost $1,108,435)		1,020,022

	Principal Amount	Value
Internet — 2.8%
Gen Digital, Inc. 144A, 5.00%, 4/15/25	$565,000	$559,892
144A, 6.75%, 9/30/27	492,000	494,976
144A, 7.125%, 9/30/30	318,000	325,158
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	312,000	302,164
144A, 3.50%, 3/1/29	431,000	384,144
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	241,000	230,071
144A, 4.625%, 6/1/28	272,000	255,961
144A, 4.125%, 8/1/30	266,000	235,201
144A, 3.625%, 10/1/31	257,000	216,744
MercadoLibre, Inc. 2.375%, 1/14/26	205,000	193,214
3.125%, 1/14/31	341,000	285,737
Uber Technologies, Inc. 144A, 8.00%, 11/1/26	770,000	784,161
144A, 7.50%, 9/15/27	626,000	640,901
144A, 6.25%, 1/15/28	272,000	272,596
144A, 4.50%, 8/15/29	770,000	722,417
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	236,000	211,848

(Cost $6,233,015)		6,115,185

Media — 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	411,000	404,173
144A, 5.125%, 5/1/27	1,691,000	1,600,312
News Corp. 144A, 3.875%, 5/15/29	503,000	455,038
144A, 5.125%, 2/15/32	263,000	245,257
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	513,000	478,847
144A, 5.00%, 8/1/27	785,000	748,754
144A, 4.00%, 7/15/28	1,057,000	953,346
TEGNA, Inc., 144A, 4.75%, 3/15/26	282,000	272,776
Videotron Ltd. 144A, 5.125%, 4/15/27	308,000	302,067
144A, 3.625%, 6/15/29	272,000	244,566

(Cost $6,121,117)		5,705,136

Telecommunications — 0.3%
Iliad Holding SASU, 144A, 6.50%, 10/15/26 (Cost $620,803)	621,000	614,415

Consumer, Cyclical — 21.9%
Airlines — 1.1%
Air Canada, 144A, 3.875%, 8/15/26	626,000	593,592
Delta Air Lines, Inc. 7.375%, 1/15/26	414,000	427,382
4.375%, 4/19/28 (a)	230,000	220,759
3.75%, 10/28/29	234,000	212,957

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Airlines (Continued)
United Airlines, Inc., 144A, 4.375%, 4/15/26	$1,057,000	$1,018,467

(Cost $2,609,494)		2,473,157

Apparel — 0.1%
Levi Strauss & Co., 144A, 3.50%, 3/1/31 (a)
(Cost $220,945)	257,000	222,938

Auto Manufacturers — 0.4%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	205,000	196,762
144A, 5.875%, 6/1/29	257,000	253,375
144A, 3.75%, 1/30/31	528,000	456,686

(Cost $960,939)		906,823

Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	408,000	395,867
144A, 7.00%, 4/15/28	257,000	262,286
144A, 8.25%, 4/15/31	257,000	270,798
Clarios Global LP, 144A, 6.75%, 5/15/25	291,000	291,050
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	461,000	460,144
144A, 6.75%, 5/15/28	385,000	389,990
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	371,000	375,057
5.00%, 5/31/26	477,000	465,006
4.875%, 3/15/27	379,000	364,113
ZF North America Capital, Inc. 144A, 4.75%, 4/29/25	553,000	545,119
144A, 6.875%, 4/14/28	338,000	345,362
144A, 7.125%, 4/14/30	308,000	321,144

(Cost $4,501,401)		4,485,936

Distribution/Wholesale — 0.9%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	365,000	341,333
144A, 3.875%, 11/15/29	214,000	191,312
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	672,000	607,026
Ritchie Bros Holdings, Inc. 144A, 6.75%, 3/15/28	302,000	309,459
144A, 7.75%, 3/15/31	411,000	432,578

(Cost $1,921,229)		1,881,708

Entertainment — 4.8%
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	795,000	795,535
144A, 8.125%, 7/1/27	827,000	849,702
144A, 7.00%, 2/15/30	1,027,000	1,052,931
144A, 6.50%, 2/15/32	755,000	761,122
Cedar Fair LP,5.25%, 7/15/29	283,000	267,493
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	556,000	554,603
5.375%, 4/15/27 (a)	228,000	225,740

	Principal Amount	Value
Entertainment (Continued)
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	$308,000	$302,737
144A, 4.75%, 1/15/28	369,000	349,356
144A, 5.75%, 4/1/30	616,000	592,272
144A, 6.75%, 5/1/31	323,000	323,596
International Game Technology PLC 144A, 4.125%, 4/15/26	385,000	371,894
144A, 6.25%, 1/15/27	385,000	386,889
144A, 5.25%, 1/15/29	385,000	372,453
Light & Wonder International, Inc., 144A, 7.00%, 5/15/28	379,000	381,029
Live Nation Entertainment, Inc. 144A, 6.50%, 5/15/27	616,000	621,804
144A, 4.75%, 10/15/27	488,000	467,646
144A, 3.75%, 1/15/28	257,000	237,185
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	310,000	303,659
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	308,000	309,304
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	277,000	245,537
144A, 3.875%, 7/15/30	305,000	269,402
144A, 3.00%, 2/15/31	411,000	343,584

(Cost $10,619,509)		10,385,473

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	283,000	281,435
144A, 5.00%, 2/1/28	640,000	613,986

(Cost $904,031)		895,421

Home Builders — 0.5%
Mattamy Group Corp., 144A, 5.25%, 12/15/27	263,000	253,859
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	257,000	255,852
144A, 5.75%, 1/15/28	231,000	226,585
144A, 5.125%, 8/1/30	257,000	242,836

(Cost $995,649)		979,132

Home Furnishings — 0.2%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29 (Cost $378,889)	422,000	378,660

Leisure Time — 2.9%
Carnival Corp. 144A, 4.00%, 8/1/28	1,235,000	1,140,145
144A, 7.00%, 8/15/29	260,000	269,887
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	1,062,000	1,159,305
Life Time, Inc., 144A, 5.75%, 1/15/26	475,000	471,484
NCL Corp. Ltd., 144A, 5.875%, 2/15/27	513,000	507,381
Royal Caribbean Cruises Ltd. 144A, 4.25%, 7/1/26	338,000	325,845
144A, 5.50%, 8/31/26	519,000	513,563
144A, 5.375%, 7/15/27	519,000	509,569

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Leisure Time (Continued)
144A, 11.625%, 8/15/27	$35,000	$37,884
3.70%, 3/15/28	285,000	263,277
144A, 5.50%, 4/1/28	784,000	772,279
144A, 7.25%, 1/15/30	369,000	383,932

(Cost $6,297,140)		6,354,551

Lodging — 3.4%
Boyd Gaming Corp. 4.75%, 12/1/27	558,000	537,058
144A, 4.75%, 6/15/31	462,000	420,117
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	257,000	256,404
144A, 5.75%, 5/1/28	257,000	256,505
144A, 3.75%, 5/1/29	411,000	373,633
4.875%, 1/15/30	553,000	526,196
144A, 4.00%, 5/1/31	585,000	520,306
144A, 3.625%, 2/15/32	770,000	658,454
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	437,000	405,267
144A, 4.875%, 7/1/31	257,000	227,018
MGM Resorts International 6.75%, 5/1/25	316,000	316,642
5.75%, 6/15/25	457,000	456,646
4.625%, 9/1/26	214,000	207,655
5.50%, 4/15/27	376,000	368,608
4.75%, 10/15/28 (a)	385,000	361,704
Station Casinos LLC, 144A, 4.50%, 2/15/28	355,000	331,273
Travel + Leisure Co. 144A, 6.625%, 7/31/26	334,000	337,823
6.00%, 4/1/27	205,000	204,424
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.25%, 5/15/27 (a)	462,000	452,578

(Cost $7,453,568)		7,218,311

Retail — 5.1%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	257,000	256,275
144A, 3.875%, 1/15/28	796,000	743,285
144A, 4.375%, 1/15/28	405,000	380,525
144A, 3.50%, 2/15/29 (a)	385,000	347,462
144A, 4.00%, 10/15/30	1,502,000	1,320,609
Advance Auto Parts, Inc., 3.90%, 4/15/30	250,000	223,441
Asbury Automotive Group, Inc. 4.50%, 3/1/28	204,000	190,431
144A, 4.625%, 11/15/29	439,000	400,262
4.75%, 3/1/30	228,000	207,732
Bath & Body Works, Inc., 5.25%, 2/1/28	247,000	240,048
Beacon Roofing Supply, Inc., 144A, 6.50%, 8/1/30	308,000	309,915
FirstCash, Inc. 144A, 4.625%, 9/1/28	257,000	238,031
144A, 5.625%, 1/1/30	302,000	286,451

	Principal Amount	Value
Retail (Continued)
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	$205,000	$195,501
144A, 3.875%, 6/1/29 (a)	410,000	366,302
144A, 4.375%, 1/15/31	282,000	250,439
Macy’s Retail Holdings LLC, 144A, 5.875%, 3/15/30	218,000	204,603
Murphy Oil USA, Inc. 4.75%, 9/15/29	257,000	239,874
144A, 3.75%, 2/15/31	257,000	219,548
Penske Automotive Group, Inc. 3.50%, 9/1/25	282,000	273,849
3.75%, 6/15/29	277,000	245,608
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	616,000	578,144
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	337,000	314,704
Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	750,000	715,638
3.20%, 4/15/30	260,000	224,672
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	411,000	390,275
3.625%, 3/15/31	543,000	477,978
4.625%, 1/31/32	565,000	519,181
5.375%, 4/1/32	563,000	541,122

(Cost $11,389,007)		10,901,905

Consumer, Non-cyclical — 21.2%
Agriculture — 0.4%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	297,000	291,632
144A, 6.00%, 6/15/30	513,000	505,869

(Cost $817,205)		797,501

Commercial Services — 5.1%
ADT Security Corp., 144A, 4.125%, 8/1/29 (a)	528,000	477,695
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26	300,000	296,985
APX Group, Inc., 144A, 6.75%, 2/15/27	308,000	308,711
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27	180,000	171,692
144A, 4.75%, 4/1/28 (a)	307,000	278,478
144A, 5.375%, 3/1/29	301,000	274,378
Block, Inc. 2.75%, 6/1/26	613,000	572,502
3.50%, 6/1/31	513,000	438,109
Brink’s Co. 144A, 5.50%, 7/15/25	205,000	204,052
144A, 4.625%, 10/15/27	298,000	281,907
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	616,000	603,592
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	693,000	688,345
144A, 3.375%, 8/31/27	523,000	479,358

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
Service Corp. International 4.625%, 12/15/27	$282,000	$270,788
5.125%, 6/1/29	395,000	386,429
3.375%, 8/15/30	436,000	374,637
4.00%, 5/15/31	441,000	387,907
United Rentals North America, Inc. 5.50%, 5/15/27	307,000	305,283
3.875%, 11/15/27	395,000	372,361
4.875%, 1/15/28	867,000	837,791
5.25%, 1/15/30	391,000	378,933
4.00%, 7/15/30	382,000	346,137
3.875%, 2/15/31	595,000	526,376
3.75%, 1/15/32	385,000	333,549
Valvoline, Inc. 144A, 4.25%, 2/15/30	308,000	306,342
144A, 3.625%, 6/15/31	275,000	232,678
Williams Scotsman, Inc. 144A, 6.125%, 6/15/25	270,000	269,756
144A, 4.625%, 8/15/28	257,000	241,594
144A, 7.375%, 10/1/31	287,000	297,899

(Cost $11,469,087)		10,944,264

Cosmetics/Personal Care — 0.5%
Coty, Inc., 144A, 5.00%, 4/15/26	377,000	369,817
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 144A, 6.625%, 7/15/30	380,000	386,458
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28	385,000	376,218

(Cost $1,142,440)		1,132,493

Food — 4.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	385,000	366,166
144A, 7.50%, 3/15/26	308,000	313,781
144A, 4.625%, 1/15/27	693,000	668,791
144A, 5.875%, 2/15/28	435,000	429,011
144A, 6.50%, 2/15/28	385,000	387,673
144A, 3.50%, 3/15/29	713,000	635,951
144A, 4.875%, 2/15/30	513,000	482,034
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	257,000	249,153
144A, 4.125%, 1/31/30	498,000	451,693
144A, 4.375%, 1/31/32	387,000	346,075
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	574,000	562,783
144A, 4.25%, 8/1/29	513,000	466,073
Pilgrim’s Pride Corp. 3.50%, 3/1/32	464,000	388,069
6.25%, 7/1/33	513,000	519,132
6.875%, 5/15/34	270,000	284,681
Post Holdings, Inc. 144A, 5.75%, 3/1/27	236,000	238,261
144A, 5.625%, 1/15/28	483,000	474,596
144A, 6.25%, 2/15/32	490,000	493,146

	Principal Amount	Value
Food (Continued)
US Foods, Inc. 144A, 6.875%, 9/15/28	$257,000	$261,819
144A, 4.75%, 2/15/29	455,000	427,575
144A, 4.625%, 6/1/30	292,000	267,831
144A, 7.25%, 1/15/32	257,000	265,646

(Cost $9,159,795)		8,979,940

Healthcare-Products — 2.6%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	806,000	761,741
144A, 3.875%, 11/1/29	411,000	368,813
Hologic, Inc. 144A, 4.625%, 2/1/28	205,000	196,623
144A, 3.25%, 2/15/29	503,000	448,977
Medline Borrower LP 144A, 3.875%, 4/1/29	2,346,000	2,105,531
144A, 5.25%, 10/1/29	1,323,000	1,225,007
Teleflex, Inc. 4.625%, 11/15/27	257,000	245,676
144A, 4.25%, 6/1/28	257,000	240,206

(Cost $5,670,691)		5,592,574

Healthcare-Services — 5.8%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	257,000	253,279
144A, 3.125%, 2/15/29	282,000	272,585
144A, 3.50%, 4/1/30	329,000	317,144
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	257,000	241,326
144A, 3.75%, 3/15/29	257,000	232,104
144A, 4.00%, 3/15/31	257,000	226,859
Encompass Health Corp. 4.50%, 2/1/28	411,000	389,288
4.75%, 2/1/30	411,000	381,572
4.625%, 4/1/31	224,000	202,896
IQVIA, Inc. 144A, 5.00%, 10/15/26	539,000	527,464
144A, 5.00%, 5/15/27	565,000	550,736
144A, 6.50%, 5/15/30	257,000	260,883
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	411,000	383,256
144A, 3.875%, 11/15/30	334,000	293,289
144A, 3.875%, 5/15/32	405,000	348,615
Select Medical Corp., 144A, 6.25%, 8/15/26	669,000	667,926
Tenet Healthcare Corp. 4.875%, 1/1/26	928,000	927,621
6.25%, 2/1/27	690,000	688,935
5.125%, 11/1/27	694,000	680,187
4.625%, 6/15/28	292,000	278,219
6.125%, 10/1/28 (a)	1,123,000	1,111,225
4.25%, 6/1/29	699,000	643,495
4.375%, 1/15/30	894,000	819,659
6.125%, 6/15/30	1,247,000	1,236,538
144A, 6.75%, 5/15/31	611,000	617,110

(Cost $12,905,747)		12,552,211

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Household Products/Wares — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	$257,000	$228,547
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	243,000	231,002

(Cost $459,503)		459,549

Pharmaceuticals — 2.4%
Jazz Securities DAC, 144A, 4.375%, 1/15/29	770,000	710,132
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 4.125%, 4/30/28	1,078,000	987,551
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	374,000	361,347
4.65%, 6/15/30	405,000	362,953
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	205,000	198,337
144A, 3.75%, 4/1/31	308,000	266,358
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	1,764,000	1,635,927
6.75%, 3/1/28	642,000	650,205

(Cost $5,362,583)		5,172,810

Energy — 10.7%
Oil & Gas — 5.4%
Antero Resources Corp. 144A, 7.625%, 2/1/29	209,000	215,438
144A, 5.375%, 3/1/30	308,000	293,818
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	306,000	306,033
144A, 5.875%, 6/30/29	225,000	209,359
Callon Petroleum Co. 144A, 8.00%, 8/1/28	332,000	346,994
144A, 7.50%, 6/15/30	315,000	332,095
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	225,000	226,877
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	277,000	274,818
144A, 5.875%, 2/1/29	257,000	254,444
144A, 6.75%, 4/15/29	488,000	490,318
Civitas Resources, Inc., 144A, 5.00%, 10/15/26	255,000	247,300
CNX Resources Corp., 144A, 6.00%, 1/15/29	258,000	248,200
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	446,000	444,203
Matador Resources Co. 5.875%, 9/15/26	359,000	355,739
144A, 6.875%, 4/15/28	257,000	261,218
Murphy Oil Corp., 5.875%, 12/1/27	238,000	236,531
Parkland Corp. 144A, 5.875%, 7/15/27	287,000	281,927
144A, 4.50%, 10/1/29	421,000	385,091

	Principal Amount	Value
Oil & Gas (Continued)
Permian Resources Operating LLC 144A, 8.00%, 4/15/27	$282,000	$291,075
144A, 5.875%, 7/1/29	349,000	341,342
144A, 9.875%, 7/15/31	257,000	284,873
144A, 7.00%, 1/15/32	517,000	531,167
Range Resources Corp. 4.875%, 5/15/25	353,000	348,398
8.25%, 1/15/29	308,000	321,571
144A, 4.75%, 2/15/30	257,000	239,010
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	359,000	331,060
SM Energy Co. 6.75%, 9/15/26	222,000	220,949
6.625%, 1/15/27	211,000	210,328
6.50%, 7/15/28	205,000	205,422
Southwestern Energy Co. 5.375%, 2/1/29	357,000	345,306
5.375%, 3/15/30	616,000	589,352
4.75%, 2/1/32	590,000	536,349
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	338,000	337,064
144A, 7.00%, 9/15/28	257,000	263,483
4.50%, 5/15/29	411,000	380,036
4.50%, 4/30/30	410,000	373,437

(Cost $11,646,000)		11,560,625

Pipelines — 5.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	282,000	288,227
144A, 5.375%, 6/15/29	385,000	366,559
Buckeye Partners LP 3.95%, 12/1/26	315,000	298,179
4.125%, 12/1/27	205,000	190,978
CQP Holdco LP / BIP-V Chinook Holdco LLC 144A, 5.50%, 6/15/31	729,000	679,858
144A, 7.50%, 12/15/33	270,000	275,529
DT Midstream, Inc. 144A, 4.125%, 6/15/29	565,000	516,800
144A, 4.375%, 6/15/31	537,000	483,881
EnLink Midstream LLC 144A, 5.625%, 1/15/28	272,000	268,250
5.375%, 6/1/29	272,000	263,872
144A, 6.50%, 9/1/30	513,000	526,282
EnLink Midstream Partners LP 4.15%, 6/1/25	216,000	210,759
4.85%, 7/15/26	282,000	275,203
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	205,000	204,881
4.125%, 12/1/26	257,000	246,587
144A, 6.50%, 7/1/27	524,000	529,652
5.50%, 7/15/28	436,000	428,020
144A, 4.50%, 1/15/29	401,000	376,240
144A, 4.75%, 1/15/31	582,000	541,734
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	408,000	402,604
144A, 5.125%, 6/15/28	282,000	271,177

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
144A, 4.25%, 2/15/30	$415,000	$378,271
144A, 5.50%, 10/15/30	205,000	197,196
NuStar Logistics LP 5.75%, 10/1/25	308,000	305,455
5.625%, 4/28/27	282,000	279,356
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	205,000	198,928
144A, 4.95%, 7/15/29	282,000	263,974
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	642,000	576,846
144A, 6.25%, 1/15/30	523,000	522,560
144A, 4.125%, 8/15/31	642,000	563,955
144A, 3.875%, 11/1/33	659,000	553,233

(Cost $12,003,102)		11,485,046

Financial — 12.1%
Diversified Financial Services — 4.6%
AG Issuer LLC, 144A, 6.25%, 3/1/28	257,000	248,917
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	257,000	264,793
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	256,000	268,365
Nationstar Mortgage Holdings, Inc. 144A, 5.00%, 2/1/26	250,000	243,165
144A, 6.00%, 1/15/27	342,000	336,557
Navient Corp. 6.75%, 6/25/25	257,000	258,750
6.75%, 6/15/26	261,000	262,309
5.00%, 3/15/27	369,000	350,261
NFP Corp. 144A, 4.875%, 8/15/28	282,000	281,554
144A, 6.875%, 8/15/28	1,129,000	1,147,559
OneMain Finance Corp. 6.875%, 3/15/25	641,000	647,929
7.125%, 3/15/26	856,000	870,567
3.50%, 1/15/27	385,000	354,871
6.625%, 1/15/28	375,000	373,182
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	334,000	329,010
144A, 4.25%, 2/15/29	347,000	313,251
144A, 7.875%, 12/15/29	397,000	406,722
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	590,000	543,464
144A, 3.625%, 3/1/29	405,000	359,635
144A, 3.875%, 3/1/31 (a)	642,000	551,703
144A, 4.00%, 10/15/33	443,000	368,153
SLM Corp. 4.20%, 10/29/25	257,000	249,460
3.125%, 11/2/26	287,000	263,961
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	441,000	433,869
144A, 5.75%, 6/15/27	271,000	263,178

(Cost $10,226,938)		9,991,185

Insurance — 2.4%
Acrisure LLC / Acrisure Finance, Inc., 144A, 4.25%, 2/15/29	359,000	318,805

	Principal Amount	Value
Insurance (Continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	$385,000	$355,790
144A, 6.75%, 4/15/28	642,000	638,183
144A, 7.00%, 1/15/31	390,000	388,750
AmWINS Group, Inc., 144A, 6.375%, 2/15/29	380,000	380,486
HUB International Ltd. 144A, 5.625%, 12/1/29	298,000	276,930
144A, 7.25%, 6/15/30	1,697,000	1,732,243
144A, 7.375%, 1/31/32	1,000,000	1,003,793

(Cost $5,116,142)		5,094,980

Real Estate — 0.5%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	385,000	363,642
144A, 4.125%, 2/1/29	352,000	312,934
144A, 4.375%, 2/1/31	340,000	290,111

(Cost $1,051,704)		966,687

Real Estate Investment Trusts — 4.1%
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	513,000	492,566
144A, 5.25%, 3/15/28	444,000	428,398
144A, 5.00%, 7/15/28	257,000	243,547
144A, 7.00%, 2/15/29	513,000	521,242
144A, 4.875%, 9/15/29	513,000	477,543
144A, 5.25%, 7/15/30	672,000	629,456
144A, 4.50%, 2/15/31	565,000	500,500
144A, 5.625%, 7/15/32	348,000	323,828
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	343,000	316,027
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	334,000	335,338
144A, 5.875%, 10/1/28	372,000	361,922
144A, 4.875%, 5/15/29	385,000	354,084
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	359,000	343,166
144A, 7.25%, 7/15/28	205,000	210,140
144A, 4.50%, 2/15/29	308,000	286,563
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	257,000	242,518
144A, 4.00%, 9/15/29	257,000	224,564
SBA Communications Corp. 3.875%, 2/15/27	803,000	758,460
3.125%, 2/1/29	779,000	689,948
Service Properties Trust, 7.50%, 9/15/25	376,000	381,199
Starwood Property Trust, Inc. 4.75%, 3/15/25	257,000	253,830
144A, 3.625%, 7/15/26	205,000	191,409
144A, 4.375%, 1/15/27	293,000	275,063

(Cost $9,042,899)		8,841,311

Venture Capital — 0.5%
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	205,000	203,100

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Venture Capital (Continued)
144A, 3.375%, 6/15/26	$513,000	$480,398
144A, 8.00%, 6/15/27	420,000	436,617

(Cost $1,157,471)		1,120,115

Industrial — 11.7%
Aerospace/Defense — 3.2%
Bombardier, Inc. 144A, 7.125%, 6/15/26	516,000	520,672
144A, 6.00%, 2/15/28	380,000	369,269
Rolls-Royce PLC 144A, 3.625%, 10/14/25	513,000	495,876
144A, 5.75%, 10/15/27	564,000	561,787
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/29	465,000	503,411
TransDigm, Inc. 7.50%, 3/15/27	311,000	310,968
5.50%, 11/15/27	1,167,000	1,128,003
144A, 6.75%, 8/15/28	939,000	951,400
4.625%, 1/15/29	545,000	500,245
4.875%, 5/1/29	356,000	327,364
144A, 6.875%, 12/15/30	638,000	646,236
144A, 7.125%, 12/1/31	450,000	462,181

(Cost $6,764,717)		6,777,412

Building Materials — 1.9%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	282,000	266,553
144A, 4.25%, 2/1/32	695,000	611,357
144A, 6.375%, 6/15/32	350,000	350,371
Standard Industries, Inc. 144A, 5.00%, 2/15/27	466,000	449,208
144A, 4.75%, 1/15/28	506,000	477,984
144A, 4.375%, 7/15/30	838,000	747,928
144A, 3.375%, 1/15/31	580,000	481,192
Summit Materials LLC / Summit Materials Finance Corp. 144A, 5.25%, 1/15/29	384,000	372,100
144A, 7.25%, 1/15/31	415,000	431,014

(Cost $4,223,259)		4,187,707

Electrical Components & Equipment — 0.7%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	800,000	805,468
144A, 7.25%, 6/15/28	710,000	726,221

(Cost $1,533,825)		1,531,689

Electronics — 0.8%
Sensata Technologies BV 144A, 5.00%, 10/1/25	359,000	355,970
144A, 4.00%, 4/15/29	533,000	483,891
144A, 5.875%, 9/1/30	277,000	270,034
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	231,000	210,687
144A, 3.75%, 2/15/31	375,000	321,022

(Cost $1,800,343)		1,641,604

Engineering & Construction — 0.1%
Fluor Corp., 4.25%, 9/15/28 (Cost $298,855)	318,000	300,931

	Principal Amount	Value
Environmental Control — 1.6%
Clean Harbors, Inc., 144A, 6.375%, 2/1/31	$257,000	$255,676
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	257,000	252,708
144A, 3.75%, 8/1/25	395,000	383,880
144A, 5.125%, 12/15/26	257,000	251,644
144A, 4.00%, 8/1/28	385,000	353,333
144A, 3.50%, 9/1/28	382,000	346,692
144A, 4.75%, 6/15/29	385,000	360,817
144A, 4.375%, 8/15/29	312,000	284,503
144A, 6.75%, 1/15/31	530,000	542,779
Madison IAQ LLC, 144A, 4.125%, 6/30/28	360,000	328,301

(Cost $3,438,269)		3,360,333

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc. 5.75%, 6/15/25	205,000	203,668
6.25%, 2/15/29	250,000	250,347

(Cost $456,369)		454,015

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	308,000	302,749
144A, 3.25%, 9/1/28	312,000	270,807
Ball Corp. 6.875%, 3/15/28	385,000	394,687
6.00%, 6/15/29	533,000	536,250
2.875%, 8/15/30	667,000	565,325
3.125%, 9/15/31 (a)	466,000	393,044
Berry Global, Inc., 144A, 5.625%, 7/15/27	257,000	253,657
Crown Americas LLC, 5.25%, 4/1/30	257,000	247,794
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	227,000	207,832
144A, 3.75%, 2/1/30	214,000	190,666
OI European Group BV, 144A, 4.75%, 2/15/30	205,000	188,918
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	513,000	478,419
Sealed Air Corp. 144A, 5.50%, 9/15/25	205,000	204,805
144A, 4.00%, 12/1/27	218,000	202,992
144A, 6.125%, 2/1/28	398,000	397,108
144A, 5.00%, 4/15/29	198,000	187,747
144A, 7.25%, 2/15/31	236,000	243,937
Silgan Holdings, Inc., 4.125%, 2/1/28	293,000	273,849

(Cost $5,855,094)		5,540,586

Trucking & Leasing — 0.6%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	334,000	334,487

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Trucking & Leasing (Continued)
144A, 9.75%, 8/1/27	$205,000	$212,685
144A, 5.50%, 5/1/28	513,000	491,896
144A, 7.875%, 12/1/30	257,000	269,684

(Cost $1,282,120)		1,308,752

Technology — 6.0%
Computers — 1.8%
NCR Voyix Corp. 144A, 5.00%, 10/1/28	334,000	310,805
144A, 5.125%, 4/15/29	616,000	571,919
144A, 5.25%, 10/1/30	230,000	208,029
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	270,000	259,733
Seagate HDD Cayman 4.875%, 6/1/27	259,000	251,069
4.091%, 6/1/29	284,000	259,430
144A, 8.25%, 12/15/29	257,000	275,593
144A, 8.50%, 7/15/31	257,000	278,087
9.625%, 12/1/32	385,600	436,114
Western Digital Corp., 4.75%, 2/15/26	1,211,000	1,184,703

(Cost $4,023,940)		4,035,482

Office/Business Equipment — 0.2%
Xerox Holdings Corp., 144A, 5.00%, 8/15/25 (Cost $380,998)	389,000	382,952

Semiconductors — 0.9%
Entegris, Inc. 144A, 4.375%, 4/15/28	205,000	191,755
144A, 4.75%, 4/15/29	850,000	802,318
144A, 3.625%, 5/1/29	199,000	176,297
144A, 5.95%, 6/15/30	459,000	450,409
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	359,000	328,625

(Cost $1,966,282)		1,949,404

Software — 3.1%
Alteryx, Inc., 144A, 8.75%, 3/15/28	235,000	238,500
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	308,000	308,517
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	483,000	441,407
Fair Isaac Corp. 144A, 5.25%, 5/15/26	205,000	203,011
144A, 4.00%, 6/15/28	462,000	429,628
Open Text Corp. 144A, 3.875%, 2/15/28	462,000	424,996
144A, 3.875%, 12/1/29	436,000	385,750
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	477,000	421,653
144A, 4.125%, 12/1/31	349,000	299,028
PTC, Inc., 144A, 4.00%, 2/15/28	257,000	240,033
ROBLOX Corp., 144A, 3.875%, 5/1/30	533,000	467,209

	Principal Amount	Value
Software (Continued)
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	$1,047,000	$1,020,558
Twilio, Inc. 3.625%, 3/15/29	257,000	229,046
3.875%, 3/15/31	257,000	223,848
UKG, Inc., 144A, 6.875%, 2/1/31	1,300,000	1,314,449

(Cost $6,890,341)		6,647,633

Utilities — 3.8%
Electric — 3.8%
Calpine Corp. 144A, 5.25%, 6/1/26	216,000	212,991
144A, 4.50%, 2/15/28	642,000	605,355
144A, 3.75%, 3/1/31	482,000	413,659
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	436,000	408,165
144A, 3.75%, 2/15/31	476,000	401,913
DPL, Inc., 4.125%, 7/1/25	212,000	206,379
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	790,000	751,143
2.65%, 3/1/30	308,000	263,609
Series B, 2.25%, 9/1/30	261,000	215,083
NextEra Energy Operating Partners LP 144A, 3.875%, 10/15/26	297,000	277,666
144A, 4.50%, 9/15/27	282,000	263,408
144A, 7.25%, 1/15/29	390,000	396,759
PG&E Corp., 5.00%, 7/1/28	515,000	491,694
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	523,000	515,519
144A, 5.625%, 2/15/27	667,000	650,678
144A, 5.00%, 7/31/27	687,000	659,266
144A, 4.375%, 5/1/29	642,000	586,311
144A, 7.75%, 10/15/31	740,000	766,090

(Cost $8,486,125)		8,085,688

TOTAL CORPORATE BONDS
(Cost $214,765,958)		209,061,439

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $4,254,324)	4,254,324	4,254,324

CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $5,226,220)	5,226,220	5,226,220

TOTAL INVESTMENTS — 101.5% (Cost $224,246,502)		$218,541,983
Other assets and liabilities, net — (1.5%)		(3,212,050)

NET ASSETS — 100.0%		$215,329,933

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	4,254,324	(d)	—	—	—	11,443	—	4,254,324	4,254,324

CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
3,360,237	16,978,821		(15,112,838)	—	—	38,501	—	5,226,220	5,226,220

3,360,237	21,233,145		(15,112,838)	—	—	49,944	—	9,480,544	9,480,544

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $4,162,522, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$209,061,439	$—	$209,061,439
Short-Term Investments (a)	9,480,544	—	—	9,480,544

TOTAL	$9,480,544	$209,061,439	$—	$218,541,983

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF (a)	22,975	$940,500
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	1,169,869	41,530,350

(Cost $45,195,482)		42,470,850

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $420,500)	420,500	420,500

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c) (Cost $239,157)	239,157	239,157

TOTAL INVESTMENTS — 101.0% (Cost $45,855,139)		$43,130,507
Other assets and liabilities, net — (1.0%)		(436,414)

NET ASSETS — 100.0%		$42,694,093

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF (a)
967,365	—	(49,497)		(2,454)	25,086	36,878	—	22,975	940,500

Xtrackers USD High Yield Corporate Bond ETF (a)(b)
42,650,693	—	(2,200,245)		(63,146)	1,143,048	1,296,321	—	1,169,869	41,530,350

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
6,535,150	—	(6,114,650	)(e)	—	—	4,120	—	420,500	420,500

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
311,422	65,356	(137,621)		—	—	7,679	—	239,157	239,157

50,464,630	65,356	(8,502,013)		(65,600)	1,168,134	1,344,998	—	1,852,501	43,130,507

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $411,800, which is 1.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$42,470,850	$—	$—	$42,470,850
Short-Term Investments (a)	659,657	—	—	659,657

TOTAL	$43,130,507	$—	$—	$43,130,507

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.4%
Basic Materials — 3.9%
Chemicals — 1.6%
ASP Unifrax Holdings, Inc., 144A, 5.25%, 9/30/28	$161,000	$102,318
Avient Corp., 144A, 5.75%, 5/15/25	130,000	129,365
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	85,000	75,621
Chemours Co. 5.375%, 5/15/27	105,000	96,034
144A, 5.75%, 11/15/28	160,000	140,500
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	103,000	83,708
INEOS Finance PLC, 144A, 6.75%, 5/15/28	94,000	92,018
Methanex Corp., 5.125%, 10/15/27	146,000	140,487
NOVA Chemicals Corp. 144A, 5.00%, 5/1/25	112,000	109,510
144A, 5.25%, 6/1/27	205,000	190,193
144A, 8.50%, 11/15/28	100,000	105,711
Olin Corp., 5.125%, 9/15/27	98,000	95,152
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/28	236,000	215,944

(Cost $1,587,321)		1,576,561

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29 (Cost $132,110)	153,000	132,024

Iron/Steel — 0.8%
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	200,000	201,725
5.875%, 6/1/27	130,000	128,766
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	113,000	114,120
144A, 8.00%, 11/1/27	122,000	124,403
144A, 9.25%, 10/1/28	221,000	232,050

(Cost $792,397)		801,064

Mining — 1.4%
First Quantum Minerals Ltd. 144A, 7.50%, 4/1/25	214,000	214,000
144A, 6.875%, 3/1/26 (a)	195,000	195,000
144A, 6.875%, 10/15/27	323,000	307,488
FMG Resources August 2006 Pty Ltd., 144A, 4.50%, 9/15/27	115,000	110,217
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	125,000	120,603
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/28	98,000	90,508
Nexa Resources SA 144A, 5.375%, 5/4/27	137,000	132,300
144A, 6.50%, 1/18/28	94,000	94,329
Vedanta Resources Finance II PLC, 144A, 9.25%, 4/23/26	100,000	83,087

(Cost $1,327,539)		1,347,532

	Principal Amount	Value
Communications — 16.8%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	$252,000	$235,907
144A, 7.75%, 4/15/28	195,000	168,795
144A, 9.00%, 9/15/28 (a)	150,000	156,554
Lamar Media Corp., 3.75%, 2/15/28	115,000	106,765
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	124,000	119,386
144A, 4.25%, 1/15/29	100,000	89,908

(Cost $844,983)		877,315

Internet — 2.0%
EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	200,000	205,195
Gen Digital, Inc. 144A, 5.00%, 4/15/25	226,000	223,957
144A, 6.75%, 9/30/27	176,000	177,064
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A, 5.25%, 12/1/27	120,000	116,217
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	88,000	84,009
144A, 4.625%, 6/1/28	88,000	82,811
MercadoLibre, Inc., 2.375%, 1/14/26	75,000	70,688
Newfold Digital Holdings Group, Inc., 144A, 11.75%, 10/15/28	105,000	114,137
Rakuten Group, Inc., 144A, 11.25%, 2/15/27	328,000	349,296
Uber Technologies, Inc. 144A, 8.00%, 11/1/26	274,000	279,039
144A, 7.50%, 9/15/27	234,000	239,570
144A, 6.25%, 1/15/28	98,000	98,215

(Cost $2,009,778)		2,040,198

Media — 8.9%
Altice Financing SA, 144A, 5.00%, 1/15/28	234,000	207,266
AMC Networks, Inc. 4.75%, 8/1/25	151,000	144,145
4.25%, 2/15/29	184,000	119,273
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	170,000	167,176
144A, 5.125%, 5/1/27	635,000	600,945
144A, 5.00%, 2/1/28	493,000	455,405
CSC Holdings LLC 144A, 5.50%, 4/15/27	256,000	229,939
144A, 5.375%, 2/1/28	181,000	157,952
144A, 7.50%, 4/1/28	216,000	153,792
144A, 11.25%, 5/15/28	195,000	201,388
144A, 11.75%, 1/31/29	420,000	439,298
144A, 6.50%, 2/1/29	293,000	255,704
DISH DBS Corp. 5.875%, 11/15/24 (a)	392,000	370,820
7.75%, 7/1/26	391,000	249,657

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Media (Continued)
144A, 5.25%, 12/1/26	$539,000	$431,537
7.375%, 7/1/28	195,000	95,333
144A, 5.75%, 12/1/28	478,000	331,911
DISH Network Corp., 144A, 11.75%, 11/15/27	684,000	713,962
Gray Television, Inc. 144A, 5.875%, 7/15/26	124,000	117,800
144A, 7.00%, 5/15/27 (a)	150,000	135,734
iHeartCommunications, Inc. 6.375%, 5/1/26 (a)	156,000	132,990
8.375%, 5/1/27	167,000	100,398
144A, 5.25%, 8/15/27	152,000	112,851
144A, 4.75%, 1/15/28	105,000	75,708
McGraw-Hill Education, Inc., 144A, 5.75%, 8/1/28	165,000	153,446
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	335,000	317,834
144A, 4.75%, 11/1/28 (a)	192,000	170,710
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	156,000	123,013
144A, 6.50%, 9/15/28	205,000	98,887
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	220,000	205,354
144A, 5.00%, 8/1/27	293,000	279,471
144A, 4.00%, 7/15/28	367,000	331,010
TEGNA, Inc. 144A, 4.75%, 3/15/26	102,000	98,664
4.625%, 3/15/28	195,000	175,802
Univision Communications, Inc. 144A, 6.625%, 6/1/27	293,000	284,252
144A, 8.00%, 8/15/28	285,000	286,767
Videotron Ltd. 144A, 5.375%, 6/15/24	121,000	120,696
144A, 5.125%, 4/15/27	125,000	122,592
VTR Finance NV, 144A, 6.375%, 7/15/28	95,000	41,631
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	106,000	103,660

(Cost $9,297,881)		8,914,773

Telecommunications — 5.0%
Altice France Holding SA 144A, 10.50%, 5/15/27	317,000	207,410
144A, 6.00%, 2/15/28	212,000	107,249
Altice France SA 144A, 8.125%, 2/1/27	312,000	287,029
144A, 5.50%, 1/15/28	214,000	174,845
144A, 5.125%, 1/15/29	100,000	75,692
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	218,000	205,695
CommScope Technologies LLC 144A, 6.00%, 6/15/25	263,000	214,603
144A, 5.00%, 3/15/27	138,000	49,538
CommScope, Inc. 144A, 6.00%, 3/1/26 (a)	280,000	252,334
144A, 8.25%, 3/1/27	174,000	76,375
144A, 7.125%, 7/1/28	125,000	50,129

	Principal Amount	Value
Telecommunications (Continued)
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	$78,000	$64,491
144A, 6.50%, 10/1/28	155,000	133,300
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	225,000	217,643
144A, 5.00%, 5/1/28	302,000	279,806
Hughes Satellite Systems Corp. 5.25%, 8/1/26	154,000	131,725
6.625%, 8/1/26	133,000	87,780
Iliad Holding SASU 144A, 6.50%, 10/15/26	221,000	218,656
144A, 7.00%, 10/15/28	167,000	165,369
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27 (a)	138,000	111,784
144A, 4.625%, 9/15/27	197,000	122,140
144A, 4.25%, 7/1/28	259,000	124,320
144A, 3.625%, 1/15/29	165,000	70,950
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	85,000	56,859
144A, 4.00%, 2/15/27	222,000	134,539
144A, 4.50%, 1/15/29	60,000	18,957
Millicom International Cellular SA, 144A, 5.125%, 1/15/28	88,200	84,152
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	82,000	78,700
Telecom Italia SpA, 144A, 5.303%, 5/30/24	304,000	303,157
Viasat, Inc. 144A, 5.625%, 9/15/25	66,000	64,121
144A, 5.625%, 4/15/27	89,000	83,641
144A, 6.50%, 7/15/28	90,000	66,771
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	273,000	255,173
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27 (a)	299,000	249,267
144A, 6.125%, 3/1/28	211,000	160,588

(Cost $5,426,437)		4,984,788

Consumer, Cyclical — 20.5%
Airlines — 1.7%
Air Canada, 144A, 3.875%, 8/15/26	253,000	239,902
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	95,000	92,894
American Airlines, Inc., 144A, 7.25%, 2/15/28	140,000	141,293
Delta Air Lines, Inc. 2.90%, 10/28/24	200,000	196,166
7.375%, 1/15/26	170,000	175,495
4.375%, 4/19/28	71,000	68,147
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	232,252	219,476
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 144A, 8.00%, 9/20/25 (a)	121,000	87,620
144A, 8.00%, 9/20/25	100,000	72,413

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Airlines (Continued)
United Airlines, Inc., 144A, 4.375%, 4/15/26	$390,000	$375,782

(Cost $1,755,971)		1,669,188

Apparel — 0.2%
Hanesbrands, Inc., 144A, 4.875%, 5/15/26 (Cost $169,071)	170,000	164,248

Auto Manufacturers — 0.3%
Allison Transmission, Inc., 144A, 4.75%, 10/1/27	81,000	77,745
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	223,000	226,309

(Cost $297,582)		304,054

Auto Parts & Equipment — 2.3%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	155,000	150,390
144A, 7.00%, 4/15/28	104,000	106,139
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	98,000	96,877
6.875%, 7/1/28	75,000	72,541
Clarios Global LP, 144A, 6.75%, 5/15/25	88,000	88,015
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	150,000	149,721
144A, 8.50%, 5/15/27	315,000	317,223
144A, 6.75%, 5/15/28	150,000	151,944
Dana, Inc. 5.375%, 11/15/27	86,000	83,103
5.625%, 6/15/28	78,000	75,598
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	156,000	157,706
5.00%, 5/31/26	176,000	171,575
4.875%, 3/15/27	133,000	127,776
Tenneco, Inc., 144A, 8.00%, 11/17/28	371,000	338,432
ZF North America Capital, Inc., 144A, 6.875%, 4/14/28	165,000	168,594

(Cost $2,223,192)		2,255,634

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	130,000	121,571
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	244,000	220,408
Ritchie Bros Holdings, Inc., 144A, 6.75%, 3/15/28	99,000	101,445

(Cost $443,970)		443,424

Entertainment — 3.4%
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29	178,000	123,226
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	360,000	360,242
144A, 8.125%, 7/1/27	315,000	323,647

	Principal Amount	Value
Entertainment (Continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	$202,000	$201,492
5.375%, 4/15/27	97,000	96,039
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	122,000	119,915
144A, 4.75%, 1/15/28	135,000	127,813
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	78,000	76,899
144A, 5.25%, 7/15/28	144,000	134,678
International Game Technology PLC 144A, 6.50%, 2/15/25	128,000	128,273
144A, 4.125%, 4/15/26	207,000	199,953
144A, 6.25%, 1/15/27	150,000	150,736
144A, 5.25%, 1/15/29	100,000	96,741
Light & Wonder International, Inc., 144A, 7.00%, 5/15/28	130,000	130,696
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	137,000	135,967
144A, 6.50%, 5/15/27	263,000	265,478
144A, 4.75%, 10/15/27	198,000	189,741
144A, 3.75%, 1/15/28	80,000	73,832
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	229,000	216,120
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	68,000	65,068
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	86,000	84,241
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	119,000	119,504

(Cost $3,412,844)		3,420,301

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	126,000	125,303
144A, 5.00%, 2/1/28	220,000	211,058
TKC Holdings, Inc., 144A, 6.875%, 5/15/28	85,000	79,658

(Cost $406,248)		416,019

Home Builders — 0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 6.25%, 9/15/27	120,000	116,373
Mattamy Group Corp., 144A, 5.25%, 12/15/27	102,000	98,455
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	98,000	97,562
144A, 5.75%, 1/15/28	80,000	78,471

(Cost $374,825)		390,861

Housewares — 0.6%
Newell Brands, Inc. 4.875%, 6/1/25	87,000	85,254
5.20%, 4/1/26	388,000	377,175
6.375%, 9/15/27	98,000	95,240

(Cost $578,371)		557,669

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Leisure Time — 4.5%
Carnival Corp. 144A, 7.625%, 3/1/26	$260,000	$263,572
144A, 5.75%, 3/1/27	538,000	531,705
144A, 4.00%, 8/1/28	470,000	433,901
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	400,000	436,649
Life Time, Inc. 144A, 5.75%, 1/15/26	203,000	201,497
144A, 8.00%, 4/15/26	100,000	101,003
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	114,000	112,341
144A, 5.875%, 3/15/26	290,000	283,475
144A, 5.875%, 2/15/27	175,000	173,083
144A, 8.375%, 2/1/28	150,000	157,573
144A, 8.125%, 1/15/29	150,000	157,933
144A, 7.75%, 2/15/29	92,000	94,378
Royal Caribbean Cruises Ltd. 144A, 4.25%, 7/1/26	175,000	168,707
144A, 5.50%, 8/31/26	204,000	201,863
144A, 5.375%, 7/15/27	195,000	191,457
144A, 11.625%, 8/15/27	232,000	251,120
3.70%, 3/15/28	103,000	95,149
144A, 5.50%, 4/1/28	338,000	332,947
144A, 9.25%, 1/15/29	100,000	107,643
Viking Cruises Ltd. 144A, 5.875%, 9/15/27	155,000	151,640
144A, 7.00%, 2/15/29	50,000	50,025

(Cost $4,367,235)		4,497,661

Lodging — 2.3%
Boyd Gaming Corp., 4.75%, 12/1/27	196,000	188,644
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	81,000	80,812
144A, 5.75%, 5/1/28	98,000	97,811
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	190,000	185,902
144A, 5.25%, 4/26/26	85,000	81,669
144A, 5.625%, 7/17/27	117,000	111,012
144A, 5.75%, 7/21/28	156,000	146,627
MGM Resorts International 6.75%, 5/1/25	151,000	151,307
5.75%, 6/15/25	161,000	160,875
4.625%, 9/1/26	78,000	75,687
5.50%, 4/15/27	132,000	129,405
4.75%, 10/15/28 (a)	140,000	131,529
Station Casinos LLC, 144A, 4.50%, 2/15/28	135,000	125,977
Studio City Finance Ltd. 144A, 6.50%, 1/15/28	104,000	98,719
144A, 5.00%, 1/15/29	220,000	192,052
Travel + Leisure Co. 144A, 6.625%, 7/31/26	127,000	128,454
6.00%, 4/1/27	73,000	72,795
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.25%, 5/15/27 (a)	157,000	153,798

(Cost $2,278,105)		2,313,075

	Principal Amount	Value
Retail — 4.0%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	$70,000	$69,803
144A, 3.875%, 1/15/28	324,000	302,543
144A, 4.375%, 1/15/28	184,000	172,881
144A, 3.50%, 2/15/29	100,000	90,250
Asbury Automotive Group, Inc., 4.50%, 3/1/28	110,000	102,683
Bath & Body Works, Inc., 5.25%, 2/1/28	100,000	97,185
eG Global Finance PLC, 144A, 12.00%, 11/30/28	215,000	227,255
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	113,000	111,956
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 4.625%, 1/15/29	200,000	181,698
FirstCash, Inc., 144A, 4.625%, 9/1/28	122,000	112,995
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	130,000	117,256
Lithia Motors, Inc., 144A, 4.625%, 12/15/27	75,000	71,525
Michaels Cos., Inc., 144A, 5.25%, 5/1/28	166,000	129,091
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	215,000	211,076
Penske Automotive Group, Inc., 3.50%, 9/1/25	100,000	97,110
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	228,000	213,988
144A, 7.75%, 2/15/29	193,000	190,872
QVC, Inc. 4.85%, 4/1/24	60,000	59,904
4.45%, 2/15/25	114,000	110,788
4.75%, 2/15/27 (a)	118,000	106,467
4.375%, 9/1/28	106,000	87,057
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	133,000	124,201
Staples, Inc. 144A, 7.50%, 4/15/26	360,000	346,469
144A, 10.75%, 4/15/27	193,000	176,825
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	240,000	236,649
3.45%, 6/1/26	290,000	276,713

(Cost $3,960,016)		4,025,240

Consumer, Non-cyclical — 16.1%
Agriculture — 0.3%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	90,000	88,373
Vector Group Ltd. 144A, 10.50%, 11/1/26	94,000	94,671
144A, 5.75%, 2/1/29	151,000	138,494

(Cost $320,243)		321,538

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Commercial Services — 4.4%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26	$59,000	$58,407
Albion Financing 2 SARL, 144A, 8.75%, 4/15/27	137,000	137,673
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	268,000	267,407
144A, 9.75%, 7/15/27	210,000	209,498
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	226,000	201,222
APX Group, Inc., 144A, 6.75%, 2/15/27	98,000	98,226
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27	39,000	37,200
144A, 4.75%, 4/1/28 (a)	94,000	85,267
Block, Inc., 2.75%, 6/1/26	229,000	213,871
Brink’s Co. 144A, 5.50%, 7/15/25	75,000	74,653
144A, 4.625%, 10/15/27	116,000	109,736
Garda World Security Corp. 144A, 4.625%, 2/15/27	96,000	91,794
144A, 9.50%, 11/1/27	133,000	133,632
144A, 7.75%, 2/15/28	88,000	89,456
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	239,000	234,186
Hertz Corp., 144A, 4.625%, 12/1/26	99,000	87,739
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	203,000	177,343
144A, 5.75%, 11/1/28 (a)	191,000	152,574
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	263,000	261,233
144A, 3.375%, 8/31/27	194,000	177,812
144A, 6.25%, 1/15/28 (a)	261,000	257,710
Sabre GLBL, Inc. 144A, 8.625%, 6/1/27	167,000	147,203
144A, 11.25%, 12/15/27	107,000	100,647
Service Corp. International, 4.625%, 12/15/27	113,000	108,507
Sotheby’s, 144A, 7.375%, 10/15/27	145,000	139,467
United Rentals North America, Inc. 5.50%, 5/15/27	72,000	71,597
3.875%, 11/15/27	146,000	137,632
4.875%, 1/15/28	326,000	315,017
Williams Scotsman, Inc. 144A, 6.125%, 6/15/25	110,000	109,900
144A, 4.625%, 8/15/28	106,000	99,646

(Cost $4,356,185)		4,386,255

Cosmetics/Personal Care — 0.3%
Coty, Inc., 144A, 5.00%, 4/15/26	129,000	126,542

	Principal Amount	Value
Cosmetics/Personal Care (Continued)
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28	$152,000	$148,533

(Cost $273,905)		275,075

Food — 1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	201,000	191,167
144A, 7.50%, 3/15/26	110,000	112,065
144A, 4.625%, 1/15/27	271,000	261,533
144A, 5.875%, 2/15/28	130,000	128,210
144A, 6.50%, 2/15/28	146,000	147,014
B&G Foods, Inc. 5.25%, 9/15/27	107,000	99,610
144A, 8.00%, 9/15/28	105,000	109,442
Lamb Weston Holdings, Inc., 144A, 4.875%, 5/15/28	107,000	103,733
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	207,000	202,955
Post Holdings, Inc. 144A, 5.75%, 3/1/27	90,000	90,862
144A, 5.625%, 1/15/28	184,000	180,799
Sigma Holdco BV, 144A, 7.875%, 5/15/26	91,000	87,030
US Foods, Inc. 144A, 6.875%, 9/15/28	105,000	106,969
144A, 4.75%, 2/15/29	130,000	122,164

(Cost $1,929,502)		1,943,553

Healthcare-Products — 1.0%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	359,000	339,287
Bausch + Lomb Escrow Corp., 144A, 8.375%, 10/1/28	274,000	286,672
Hologic, Inc. 144A, 4.625%, 2/1/28	85,000	81,527
144A, 3.25%, 2/15/29	126,000	112,467
Teleflex, Inc. 4.625%, 11/15/27	100,000	95,594
144A, 4.25%, 6/1/28	98,000	91,596

(Cost $991,040)		1,007,143

Healthcare-Services — 4.3%
Catalent Pharma Solutions, Inc., 144A, 5.00%, 7/15/27	107,000	105,451
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/28	91,000	85,450
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	226,000	223,960
144A, 5.625%, 3/15/27	371,000	339,875
144A, 8.00%, 12/15/27	130,000	124,484
144A, 6.875%, 4/1/28	141,000	91,199
144A, 6.00%, 1/15/29	128,000	110,213
Encompass Health Corp., 4.50%, 2/1/28	147,000	139,235
IQVIA, Inc. 144A, 5.00%, 10/15/26	195,000	190,826
144A, 5.00%, 5/15/27	237,000	231,017

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	$114,000	$105,877
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	95,000	75,859
ModivCare, Inc., 144A, 5.875%, 11/15/25 (a)	89,000	86,971
Molina Healthcare, Inc., 144A, 4.375%, 6/15/28	161,000	150,132
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	254,000	254,189
Select Medical Corp., 144A, 6.25%, 8/15/26	267,000	266,571
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	145,000	133,458
Tenet Healthcare Corp. 4.875%, 1/1/26	408,000	407,833
6.25%, 2/1/27	293,000	292,548
5.125%, 11/1/27	300,000	294,029
4.625%, 6/15/28	106,000	100,997
6.125%, 10/1/28 (a)	488,000	482,883

(Cost $4,262,836)		4,293,057

Pharmaceuticals — 3.9%
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	176,000	165,660
144A, 8.50%, 1/31/27 (a)	125,000	71,274
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	328,000	305,550
144A, 9.00%, 12/15/25	165,000	157,134
144A, 6.125%, 2/1/27	195,000	125,044
144A, 5.75%, 8/15/27	99,000	59,779
144A, 5.00%, 1/30/28	77,000	35,227
144A, 4.875%, 6/1/28	325,000	185,555
144A, 11.00%, 9/30/28	350,000	236,250
144A, 6.25%, 2/15/29	197,000	90,388
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	108,000	101,664
Grifols SA, 144A, 4.75%, 10/15/28 (a)	125,000	104,238
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	120,000	116,529
Jazz Securities DAC, 144A, 4.375%, 1/15/29	293,000	270,219
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 4.125%, 4/30/28	410,000	375,599
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	80,000	78,698
4.375%, 3/15/26	165,000	159,418
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	72,000	69,660
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 4/15/24	190,000	189,911
7.125%, 1/31/25	71,000	71,423

	Principal Amount	Value
Pharmaceuticals (Continued)
3.15%, 10/1/26	$690,000	$639,903
6.75%, 3/1/28	242,000	245,093

(Cost $3,971,137)		3,854,216

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28 (Cost $93,487)	92,000	98,885

Energy — 10.8%
Energy-Alternate Sources — 0.1%
Sunnova Energy Corp., 144A, 11.75%, 10/1/28 (a)
(Cost $73,240)	85,000	71,617

Oil & Gas — 5.1%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	152,000	152,016
144A, 8.25%, 12/31/28	110,000	111,781
Baytex Energy Corp., 144A, 8.75%, 4/1/27	70,000	72,671
Callon Petroleum Co., 144A, 8.00%, 8/1/28	121,000	126,465
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	78,000	78,650
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	104,000	103,181
Civitas Resources, Inc. 144A, 5.00%, 10/15/26	71,000	68,856
144A, 8.375%, 7/1/28	273,000	286,015
CNX Resources Corp., 144A, 6.00%, 1/15/29	90,000	86,581
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	145,000	144,594
144A, 9.25%, 2/15/28	203,000	212,636
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	167,000	166,327
CVR Energy, Inc. 144A, 5.75%, 2/15/28	75,000	69,678
144A, 8.50%, 1/15/29	100,000	100,705
Energean PLC, 144A, 6.50%, 4/30/27	98,000	89,616
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	200,000	193,694
144A, 7.75%, 5/1/27	111,000	105,614
144A, 7.50%, 3/1/28	30,000	27,914
Leviathan Bond Ltd. 144A, REGS, 6.125%, 6/30/25	142,000	139,330
144A, REGS, 6.50%, 6/30/27	123,000	118,062
Matador Resources Co. 5.875%, 9/15/26	167,000	165,483
144A, 6.875%, 4/15/28	138,000	140,265
Murphy Oil Corp., 5.875%, 12/1/27	73,000	72,550

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Northern Oil & Gas, Inc., 144A, 8.125%, 3/1/28	$124,000	$125,670
Parkland Corp., 144A, 5.875%, 7/15/27	98,000	96,268
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	161,000	156,720
Permian Resources Operating LLC, 144A, 8.00%, 4/15/27	96,000	99,089
Puma International Financing SA, 144A, 5.00%, 1/24/26	200,000	189,473
Range Resources Corp., 4.875%, 5/15/25	111,000	109,553
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 144A, 7.875%, 11/1/28	120,000	122,768
SM Energy Co. 6.75%, 9/15/26	75,000	74,645
6.625%, 1/15/27	97,000	96,691
6.50%, 7/15/28	69,000	69,142
Southwestern Energy Co., 5.375%, 2/1/29	200,000	193,448
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	100,000	99,723
144A, 7.00%, 9/15/28	118,000	120,977
Talos Production, Inc., 144A, 9.00%, 2/1/29	95,000	97,171
Transocean, Inc. 144A, 7.50%, 1/15/26	95,000	93,992
144A, 11.50%, 1/30/27	135,000	140,502
144A, 8.00%, 2/1/27	120,000	117,240
Tullow Oil PLC, 144A, 7.00%, 3/1/25	103,000	96,815
Vital Energy, Inc., 10.125%, 1/15/28	151,000	158,158

(Cost $5,000,272)		5,090,729

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	85,000	84,651
144A, 6.25%, 4/1/28	156,000	152,237
CGG SA, 144A, 8.75%, 4/1/27	103,000	91,996
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	142,000	141,906
6.875%, 9/1/27	142,000	141,400

(Cost $613,432)		612,190

Pipelines — 5.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	121,000	123,672
144A, 5.75%, 3/1/27	144,000	140,999
144A, 5.75%, 1/15/28	120,000	117,747
Buckeye Partners LP 144A, 4.125%, 3/1/25	85,000	83,194
3.95%, 12/1/26	122,000	115,485

	Principal Amount	Value
Pipelines (Continued)
4.125%, 12/1/27	$110,000	$102,476
144A, 4.50%, 3/1/28	106,000	98,643
EnLink Midstream LLC, 144A, 5.625%, 1/15/28	107,000	105,525
EnLink Midstream Partners LP 4.15%, 6/1/25	80,000	78,059
4.85%, 7/15/26	91,000	88,807
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	108,000	107,937
4.125%, 12/1/26	102,000	97,867
144A, 7.50%, 6/1/27	119,000	121,837
144A, 6.50%, 7/1/27	204,000	206,200
5.50%, 7/15/28	165,000	161,980
144A, 4.50%, 1/15/29	136,000	127,603
Genesis Energy LP / Genesis Energy Finance Corp. 8.00%, 1/15/27	196,000	197,545
7.75%, 2/1/28	133,000	133,119
8.25%, 1/15/29	117,000	119,046
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	162,000	159,858
144A, 5.125%, 6/15/28	97,000	93,277
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	242,000	240,975
144A, 6.50%, 9/30/26	301,000	290,951
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 8.125%, 2/15/29	158,000	159,624
NuStar Logistics LP 5.75%, 10/1/25	110,000	109,091
6.00%, 6/1/26	106,000	104,876
5.625%, 4/28/27	107,000	105,997
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	78,000	75,690
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 6.00%, 3/1/27	79,000	78,039
144A, 5.50%, 1/15/28	152,000	144,576
144A, 7.375%, 2/15/29	120,000	119,824
Venture Global LNG, Inc. 144A, 8.125%, 6/1/28	439,000	446,336
144A, 9.50%, 2/1/29	560,000	597,430

(Cost $5,044,270)		5,054,285

Financial — 13.0%
Banks — 0.4%
Freedom Mortgage Corp. 144A, 7.625%, 5/1/26	98,000	97,348
144A, 6.625%, 1/15/27	99,000	94,460
144A, 12.00%, 10/1/28	156,000	169,211

(Cost $346,188)		361,019

Diversified Financial Services — 4.7%
AG Issuer LLC, 144A, 6.25%, 3/1/28	95,000	92,012
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	100,000	103,032

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
Coinbase Global, Inc., 144A, 3.375%, 10/1/28	$206,000	$174,262
Credit Acceptance Corp., 144A, 9.25%, 12/15/28	110,000	116,501
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28 *	140,000	38,325
Enova International, Inc., 144A, 11.25%, 12/15/28	80,000	83,853
goeasy Ltd., 144A, 9.25%, 12/1/28	63,000	66,906
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	189,000	170,235
LD Holdings Group LLC 144A, 6.50%, 11/1/25	98,000	90,798
144A, 6.125%, 4/1/28	121,000	98,907
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	98,000	102,733
Nationstar Mortgage Holdings, Inc. 144A, 5.00%, 2/1/26	98,000	95,321
144A, 6.00%, 1/15/27	104,000	102,345
144A, 5.50%, 8/15/28	183,000	173,002
Navient Corp. 5.875%, 10/25/24	110,000	109,817
6.75%, 6/25/25	92,000	92,626
6.75%, 6/15/26	91,000	91,457
5.00%, 3/15/27	137,000	130,043
4.875%, 3/15/28	98,000	89,580
NFP Corp. 144A, 4.875%, 8/15/28	99,000	98,844
144A, 6.875%, 8/15/28	410,000	416,740
OneMain Finance Corp. 6.875%, 3/15/25	286,000	289,092
7.125%, 3/15/26	313,000	318,326
3.50%, 1/15/27	145,000	133,653
6.625%, 1/15/28	154,000	153,253
3.875%, 9/15/28	110,000	96,239
9.00%, 1/15/29	150,000	157,683
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	81,000	84,209
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	149,000	146,774
144A, 4.25%, 2/15/29	87,000	78,538
PRA Group, Inc., 144A, 8.375%, 2/1/28	78,000	76,294
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 2.875%, 10/15/26	210,000	193,436
SLM Corp. 4.20%, 10/29/25	84,000	81,535
3.125%, 11/2/26	102,000	93,812
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	176,000	173,154
144A, 5.75%, 6/15/27	105,000	101,969

(Cost $4,632,226)		4,715,306

	Principal Amount	Value
Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc. 144A, 10.125%, 8/1/26	$89,000	$92,619
144A, 4.25%, 2/15/29	135,000	119,885
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	146,000	134,923
144A, 6.75%, 10/15/27	248,000	241,163
144A, 6.75%, 4/15/28	264,000	262,431
AmWINS Group, Inc., 144A, 6.375%, 2/15/29	146,000	146,186
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	110,000	101,301

(Cost $1,094,337)		1,098,508

Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 144A, 9.75%, 1/15/29 (Cost $154,190)	150,000	156,938

Real Estate — 0.5%
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	130,000	128,173
Howard Hughes Corp. 144A, 5.375%, 8/1/28	167,000	157,735
144A, 4.125%, 2/1/29	117,000	104,015
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A, 5.75%, 1/15/29	110,000	81,950

(Cost $463,682)		471,873

Real Estate Investment Trusts — 4.8%
Brandywine Operating Partnership LP, 3.95%, 11/15/27	87,000	76,575
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	187,000	180,535
144A, 4.50%, 4/1/27	142,000	124,997
Diversified Healthcare Trust 9.75%, 6/15/25	98,000	97,663
4.75%, 2/15/28	95,000	75,714
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	95,000	80,328
Hudson Pacific Properties LP, 3.95%, 11/1/27	80,000	69,175
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	189,000	181,472
144A, 5.25%, 3/15/28	161,000	155,342
144A, 5.00%, 7/15/28	98,000	92,870
144A, 7.00%, 2/15/29	122,000	123,960
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	117,000	107,799
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26 (a)	99,000	88,281
5.00%, 10/15/27 (a)	273,000	223,708

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	$106,000	$89,386
Office Properties Income Trust, 4.50%, 2/1/25	127,000	103,036
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	132,000	132,529
144A, 5.875%, 10/1/28	149,000	144,964
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	137,000	130,958
144A, 7.25%, 7/15/28	68,000	69,705
144A, 4.50%, 2/15/29	75,000	69,780
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	92,000	86,816
SBA Communications Corp. 3.875%, 2/15/27	292,000	275,804
3.125%, 2/1/29	258,000	228,507
Service Properties Trust 7.50%, 9/15/25	136,000	137,881
4.75%, 10/1/26	93,000	86,130
4.95%, 2/15/27	80,000	73,539
5.50%, 12/15/27	88,000	82,946
3.95%, 1/15/28	80,000	67,744
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	97,000	95,149
4.75%, 3/15/25	100,000	98,766
144A, 3.625%, 7/15/26	77,000	71,895
144A, 4.375%, 1/15/27	92,000	86,368
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	508,000	526,355
144A, 4.75%, 4/15/28	134,000	116,585
144A, 6.50%, 2/15/29	195,000	150,337
Vornado Realty LP 3.50%, 1/15/25	88,000	85,504
2.15%, 6/1/26	78,000	70,033

(Cost $4,760,291)		4,759,136

Venture Capital — 1.4%
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	71,000	70,342
144A, 3.375%, 6/15/26 (a)	253,000	236,921
144A, 8.00%, 6/15/27	110,000	114,352
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	211,000	209,866
6.375%, 12/15/25	146,000	144,834
6.25%, 5/15/26	258,000	251,647
5.25%, 5/15/27	262,000	241,009
4.375%, 2/1/29	132,000	111,539

(Cost $1,406,339)		1,380,510

	Principal Amount	Value
Industrial — 9.7%
Aerospace/Defense — 2.9%
Bombardier, Inc. 144A, 7.125%, 6/15/26	$198,000	$199,793
144A, 7.875%, 4/15/27	312,000	312,593
144A, 6.00%, 2/15/28	146,000	141,877
144A, 7.50%, 2/1/29	104,000	105,572
Rolls-Royce PLC 144A, 3.625%, 10/14/25	249,000	240,688
144A, 5.75%, 10/15/27	181,000	180,290
Spirit AeroSystems, Inc., 4.60%, 6/15/28	134,000	117,774
TransDigm, Inc. 7.50%, 3/15/27	80,000	79,992
5.50%, 11/15/27	555,000	536,454
144A, 6.75%, 8/15/28	375,000	379,952
4.625%, 1/15/29	234,000	214,784
Triumph Group, Inc. 7.75%, 8/15/25	85,000	84,875
144A, 9.00%, 3/15/28	259,000	271,065

(Cost $2,821,344)		2,865,709

Building Materials — 0.8%
InterCement Financial Operations BV, 144A, 5.75%, 7/17/24	158,000	137,062
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	215,000	208,769
Standard Industries, Inc. 144A, 5.00%, 2/15/27	150,000	144,595
144A, 4.75%, 1/15/28	220,000	207,819
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	140,000	135,662

(Cost $838,635)		833,907

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 144A, 4.75%, 6/15/28	123,000	112,592
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	264,000	265,804
144A, 7.25%, 6/15/28	333,000	340,608

(Cost $715,306)		719,004

Electronics — 0.2%
Sensata Technologies BV, 144A, 5.00%, 10/1/25
(Cost $141,383)	143,000	141,793

Engineering & Construction — 0.3%
Fluor Corp., 4.25%, 9/15/28	110,000	104,096
IHS Holding Ltd. 144A, 5.625%, 11/29/26	87,000	76,463
144A, 6.25%, 11/29/28	100,000	81,859

(Cost $259,418)		262,418

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Environmental Control — 0.7%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	$114,000	$112,096
144A, 3.75%, 8/1/25	150,000	145,777
144A, 5.125%, 12/15/26	98,000	95,958
144A, 4.00%, 8/1/28	143,000	131,238
144A, 3.50%, 9/1/28	135,000	122,522
Madison IAQ LLC, 144A, 4.125%, 6/30/28	133,000	121,289

(Cost $727,590)		728,880

Machinery-Diversified — 0.5%
Maxim Crane Works Holdings Capital LLC, 144A, 11.50%, 9/1/28	98,000	102,001
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	70,000	68,546
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	305,000	293,410

(Cost $460,321)		463,957

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc. 5.75%, 6/15/25	94,000	93,389
6.25%, 2/15/29	69,000	69,096
Trinity Industries, Inc., 144A, 7.75%, 7/15/28	70,000	72,175

(Cost $234,699)		234,660

Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	100,000	98,295
144A, 3.25%, 9/1/28	111,000	96,345
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	137,000	135,676
144A, 4.125%, 8/15/26	203,000	187,525
144A, 5.25%, 8/15/27	206,000	149,648
144A, 5.25%, 8/15/27	156,000	113,326
Ball Corp., 6.875%, 3/15/28	159,000	163,001
Berry Global, Inc., 144A, 5.625%, 7/15/27	130,000	128,309
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28	87,000	79,654
LABL, Inc. 144A, 6.75%, 7/15/26	137,000	132,981
144A, 10.50%, 7/15/27	120,000	116,640
144A, 5.875%, 11/1/28	109,000	97,838
Mauser Packaging Solutions Holding Co. 144A, 7.875%, 8/15/26	460,000	466,413
144A, 9.25%, 4/15/27	268,000	260,928
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	120,000	119,826
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	183,000	170,664
Sealed Air Corp. 144A, 5.50%, 9/15/25	60,000	59,943

	Principal Amount	Value
Packaging & Containers (Continued)
144A, 4.00%, 12/1/27	$100,000	$93,115
144A, 6.125%, 2/1/28	149,000	148,666
Silgan Holdings, Inc., 4.125%, 2/1/28	115,000	107,483

(Cost $2,930,706)		2,926,276

Transportation — 0.1%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28 (Cost $106,640)	117,000	103,623

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	166,000	166,242
144A, 9.75%, 8/1/27	65,000	67,437
144A, 5.50%, 5/1/28	195,000	186,978

(Cost $411,595)		420,657

Technology — 3.1%
Computers — 1.1%
CA Magnum Holdings, 144A, , SR SECURED, 10/31/26	150,000	144,553
NCR Voyix Corp., 144A, 5.00%, 10/1/28	135,000	125,625
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	86,000	82,730
144A, 8.25%, 2/1/28	107,000	105,593
Seagate HDD Cayman 4.75%, 1/1/25	101,000	99,648
4.875%, 6/1/27	114,000	110,509
Western Digital Corp., 4.75%, 2/15/26	449,000	439,250

(Cost $1,097,162)		1,107,908

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	180,000	177,201
144A, 5.50%, 8/15/28	139,000	125,867

(Cost $299,505)		303,068

Semiconductors — 0.2%
Entegris, Inc., 144A, 4.375%, 4/15/28	70,000	65,477
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	136,000	124,493

(Cost $186,488)		189,970

Software — 1.5%
Alteryx, Inc., 144A, 8.75%, 3/15/28	92,000	93,370
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	120,000	120,202
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	180,000	164,500
Fair Isaac Corp. 144A, 5.25%, 5/15/26	68,000	67,340
144A, 4.00%, 6/15/28	174,000	161,808

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Software (Continued)
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	$98,000	$94,602
Open Text Corp., 144A, 3.875%, 2/15/28	164,000	150,864
PTC, Inc. 144A, 3.625%, 2/15/25	112,000	109,424
144A, 4.00%, 2/15/28	98,000	91,530
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	441,000	429,862

(Cost $1,462,917)		1,483,502

Utilities — 3.4%
Electric — 2.9%
Calpine Corp. 144A, 5.25%, 6/1/26	73,000	71,983
144A, 4.50%, 2/15/28	244,000	230,073
144A, 5.125%, 3/15/28	280,000	266,537
144A, 4.625%, 2/1/29	80,000	73,709
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	160,000	149,785
DPL, Inc., 4.125%, 7/1/25	126,000	122,659
Drax Finco PLC, 144A, 6.625%, 11/1/25	92,000	90,930
FirstEnergy Corp., Series B, 4.15%, 7/15/27	302,000	287,146
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	150,000	148,234
144A, 3.875%, 10/15/26	90,000	84,141
144A, 4.50%, 9/15/27	102,000	95,275
144A, 7.25%, 1/15/29	161,000	163,790
NRG Energy, Inc. 5.75%, 1/15/28	160,000	157,768
144A, 3.375%, 2/15/29	60,000	52,425
PG&E Corp., 5.00%, 7/1/28	204,000	194,768

	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	$226,000	$222,767
144A, 5.625%, 2/15/27	225,000	219,494
144A, 5.00%, 7/31/27	254,000	243,746

(Cost $2,879,129)		2,875,230

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	160,000	157,208
5.875%, 8/20/26	150,000	145,497
5.75%, 5/20/27	103,000	97,474
144A, 9.375%, 6/1/28	88,000	89,389

(Cost $500,574)		489,568

TOTAL CORPORATE BONDS (Cost $97,546,090)		97,233,592

	Number of Shares
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $3,673,787)	3,673,787	3,673,787

CASH EQUIVALENTS — 2.9%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $2,886,494)	2,886,494	2,886,494

TOTAL INVESTMENTS —104.0% (Cost $104,106,371)		$103,793,873
Other assets and liabilities, net — (4.0%)		(3,976,670)

NET ASSETS — 100.0%		$99,817,203

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	3,673,787	(d)	—	—	—	6,628	—	3,673,787	3,673,787
CASH EQUIVALENTS — 2.9%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
1,126,201	14,597,865		(12,837,572)	—	—	21,868	—	2,886,494	2,886,494

1,126,201	18,271,652		(12,837,572)	—	—	28,496	—	6,560,281	6,560,281

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $3,596,146, which is 3.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2024 (Unaudited)

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$97,233,592	$—	$97,233,592
Short-Term Investments (a)	6,560,281	—	—	6,560,281

TOTAL	$6,560,281	$97,233,592	$—	$103,793,873

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 96.9%
Basic Materials — 5.3%
Chemicals — 2.7%
Ashland, Inc. 144A, 3.375%, 9/1/31	$288,000	$241,283
6.875%, 5/15/43	172,000	177,592
Avient Corp. 144A, 5.75%, 5/15/25	420,000	417,544
144A, 7.125%, 8/1/30	483,000	493,583
Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	306,000	317,460
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	439,000	390,135
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A, 4.75%, 6/15/27	406,000	391,975
Cerdia Finanz GmbH, 144A, 10.50%, 2/15/27	326,000	335,357
Chemours Co. 5.375%, 5/15/27	303,000	276,787
144A, 5.75%, 11/15/28	549,000	481,499
144A, 4.625%, 11/15/29	380,000	312,465
Consolidated Energy Finance SA 144A, 5.625%, 10/15/28	329,000	266,901
144A, 12.00%, 2/15/31	379,000	387,368
CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	337,000	318,660
Element Solutions, Inc., 144A, 3.875%, 9/1/28	490,000	444,100
HB Fuller Co. 4.00%, 2/15/27	184,000	174,939
4.25%, 10/15/28	184,000	170,418
Herens Holdco SARL, 144A, 4.75%, 5/15/28	214,000	186,899
INEOS Finance PLC 144A, 6.75%, 5/15/28	260,000	254,254
144A, 7.50%, 4/15/29	455,000	451,633
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/29	245,000	257,727
Ingevity Corp., 144A, 3.875%, 11/1/28	337,000	297,402
Mativ Holdings, Inc., 144A, 6.875%, 10/1/26	214,000	207,312
Methanex Corp. 5.125%, 10/15/27	429,000	412,295
5.25%, 12/15/29	429,000	407,903
5.65%, 12/1/44	212,000	179,678
Minerals Technologies, Inc., 144A, 5.00%, 7/1/28	245,000	232,444
NOVA Chemicals Corp. 144A, 5.00%, 5/1/25	306,000	298,829
144A, 5.25%, 6/1/27	699,000	647,423
144A, 8.50%, 11/15/28	245,000	258,685
144A, 4.25%, 5/15/29	352,000	291,154
144A, 9.00%, 2/15/30	400,000	401,279
Nufarm Australia Ltd. / Nufarm Americas, Inc., 144A, 5.00%, 1/27/30	214,000	196,253

	Principal Amount	Value
Chemicals (Continued)
Olin Corp. 5.125%, 9/15/27	$306,000	$296,759
5.625%, 8/1/29	430,000	420,699
5.00%, 2/1/30	316,000	295,343
Olympus Water US Holding Corp. 144A, 7.125%, 10/1/27	197,000	196,032
144A, 4.25%, 10/1/28	499,000	446,854
144A, 9.75%, 11/15/28	1,132,000	1,202,803
Rain Carbon, Inc., 144A, 12.25%, 9/1/29	276,000	276,036
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/28	724,000	661,555
SCIL IV LLC / SCIL USA Holdings LLC, 144A, 5.375%, 11/1/26	465,000	450,543
SK Invictus Intermediate II SARL, 144A, 5.00%, 10/30/29	413,000	350,636
SNF Group SACA 144A, 3.125%, 3/15/27	214,000	198,463
144A, 3.375%, 3/15/30	214,000	184,589
TPC Group, Inc., 144A, 13.00%, 12/16/27	214,000	218,119
Tronox, Inc., 144A, 4.625%, 3/15/29	715,000	632,869
WR Grace Holdings LLC 144A, 4.875%, 6/15/27	455,000	432,241
144A, 7.375%, 3/1/31	214,000	216,983

(Cost $16,879,735)		17,059,760

Forest Products & Paper — 0.2%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/28	187,000	170,170
Domtar Corp., 144A, 6.75%, 10/1/28	393,000	363,052
Mercer International, Inc. 5.50%, 1/15/26	184,000	177,564
5.125%, 2/1/29	581,000	500,544

(Cost $1,169,940)		1,211,330

Iron/Steel — 1.1%
ATI, Inc. 5.875%, 12/1/27	214,000	209,656
4.875%, 10/1/29	199,000	182,726
7.25%, 8/15/30	260,000	267,246
5.125%, 10/1/31	219,000	200,466
Big River Steel LLC / BRS Finance Corp., 144A, 6.625%, 1/31/29	441,000	443,626
Carpenter Technology Corp. 6.375%, 7/15/28	245,000	243,934
7.625%, 3/15/30	184,000	190,033
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	552,000	556,151
5.875%, 6/1/27	340,000	336,391
144A, 4.625%, 3/1/29	226,000	207,481
144A, 6.75%, 4/15/30	500,000	496,341
144A, 4.875%, 3/1/31	199,000	179,154

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Iron/Steel (Continued)
Commercial Metals Co. 4.125%, 1/15/30	$184,000	$168,320
3.875%, 2/15/31	184,000	160,639
4.375%, 3/15/32	184,000	164,243
Infrabuild Australia Pty Ltd., 144A, 14.50%, 11/15/28	234,000	236,745
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	429,000	432,810
144A, 8.00%, 11/1/27	383,000	390,089
144A, 9.25%, 10/1/28	690,000	723,638
144A, 8.50%, 5/1/30	383,000	393,347
TMS International Corp., 144A, 6.25%, 4/15/29	214,000	186,180
United States Steel Corp. 6.875%, 3/1/29	291,000	294,342
6.65%, 6/1/37	168,000	173,696

(Cost $6,728,343)		6,837,254

Mining — 1.3%
Arsenal AIC Parent LLC 144A, 8.00%, 10/1/30	429,000	449,378
144A, 11.50%, 10/1/31	313,000	344,300
Century Aluminum Co., 144A, 7.50%, 4/1/28	153,000	146,880
Compass Minerals International, Inc., 144A, 6.75%, 12/1/27	306,000	298,500
Constellium SE 144A, 5.875%, 2/15/26	153,000	151,747
144A, 5.625%, 6/15/28	199,000	191,845
144A, 3.75%, 4/15/29	306,000	272,591
Eldorado Gold Corp., 144A, 6.25%, 9/1/29	306,000	286,591
FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27	367,000	351,297
144A, 5.875%, 4/15/30	429,000	419,855
144A, 4.375%, 4/1/31	949,000	850,446
144A, 6.125%, 4/15/32	533,000	526,878
Hecla Mining Co., 7.25%, 2/15/28	291,000	290,297
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	367,000	353,657
144A, 6.125%, 4/1/29	367,000	360,110
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	306,000	282,143
144A, 4.50%, 6/1/31	337,000	287,952
New Gold, Inc., 144A, 7.50%, 7/15/27	245,000	242,625
Novelis Corp. 144A, 3.25%, 11/15/26	459,000	425,654
144A, 4.75%, 1/30/30	1,061,000	968,914
144A, 3.875%, 8/15/31	459,000	388,432
Perenti Finance Pty Ltd., 144A, 6.50%, 10/7/25	265,000	261,356
Taseko Mines Ltd., 144A, 7.00%, 2/15/26	245,000	241,243

(Cost $8,304,649)		8,392,691

	Principal Amount	Value
Communications — 15.1%
Advertising — 0.8%
Advantage Sales & Marketing, Inc., 144A, 6.50%, 11/15/28	$458,000	$426,283
Clear Channel International BV, 144A, 6.625%, 8/1/25	230,000	230,060
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	791,000	739,617
144A, 9.00%, 9/15/28	499,000	520,457
Lamar Media Corp. 3.75%, 2/15/28	364,000	337,610
4.875%, 1/15/29	245,000	232,137
4.00%, 2/15/30	337,000	300,772
3.625%, 1/15/31	362,000	312,580
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	398,000	382,888
144A, 4.25%, 1/15/29	306,000	274,834
144A, 4.625%, 3/15/30	317,000	281,371
144A, 7.375%, 2/15/31	276,000	288,053
Stagwell Global LLC, 144A, 5.625%, 8/15/29	696,000	621,389
Summer BC Bidco B LLC, 144A, 5.50%, 10/31/26	260,000	251,007

(Cost $5,137,573)		5,199,058

Internet — 1.9%
ANGI Group LLC, 144A, 3.875%, 8/15/28	356,000	305,945
Arches Buyer, Inc., 144A, 4.25%, 6/1/28	582,000	497,207
Cablevision Lightpath LLC, 144A, 3.875%, 9/15/27	276,000	250,177
Cars.com, Inc., 144A, 6.375%, 11/1/28	245,000	235,902
Cogent Communications Group, Inc. 144A, 3.50%, 5/1/26	306,000	290,064
144A, 7.00%, 6/15/27	276,000	275,619
EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	658,000	674,269
Gen Digital, Inc. 144A, 5.00%, 4/15/25	674,000	667,260
144A, 6.75%, 9/30/27	564,000	566,898
144A, 7.125%, 9/30/30	376,000	384,131
Getty Images, Inc., 144A, 9.75%, 3/1/27	200,000	199,390
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	367,000	355,072
144A, 3.50%, 3/1/29	490,000	436,285
GrubHub Holdings, Inc., 144A, 5.50%, 7/1/27	306,000	266,768
ION Trading Technologies SARL, 144A, 5.75%, 5/15/28	276,000	247,710
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	276,000	263,255
144A, 4.625%, 6/1/28	306,000	287,692
144A, 5.625%, 2/15/29	214,000	205,440

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Internet (Continued)
144A, 4.125%, 8/1/30	$306,000	$270,330
144A, 3.625%, 10/1/31	327,000	275,497
Newfold Digital Holdings Group, Inc., 144A, 11.75%, 10/15/28	315,000	342,027
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144A, 4.75%, 4/30/27	214,000	205,440
Rakuten Group, Inc. 144A, 5.125%, Perpetual	481,000	408,864
144A, 6.25%, Perpetual	633,000	452,595
144A, 11.25%, 2/15/27	1,100,000	1,164,820
TripAdvisor, Inc., 144A, 7.00%, 7/15/25	306,000	306,364
Uber Technologies, Inc. 144A, 7.50%, 9/15/27	823,000	841,927
144A, 6.25%, 1/15/28	306,000	306,383
144A, 4.50%, 8/15/29	949,000	888,576
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	282,000	252,897

(Cost $11,949,794)		12,124,804

Media — 8.0%
Altice Financing SA 144A, 5.00%, 1/15/28	759,000	671,519
144A, 5.75%, 8/15/29	1,297,000	1,117,068
AMC Networks, Inc. 4.75%, 8/1/25	490,000	467,305
4.25%, 2/15/29	612,000	396,086
Block Communications, Inc., 144A, 4.875%, 3/1/28	184,000	162,756
Cable One, Inc., 144A, 4.00%, 11/15/30	398,000	300,729
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	361,000	354,695
144A, 5.125%, 5/1/27	1,619,000	1,530,222
144A, 5.00%, 2/1/28	1,363,000	1,257,703
144A, 5.375%, 6/1/29	759,000	686,415
144A, 6.375%, 9/1/29	771,000	724,367
144A, 4.75%, 3/1/30	1,624,000	1,381,512
144A, 4.50%, 8/15/30	1,519,000	1,260,041
144A, 4.25%, 2/1/31	1,604,000	1,290,157
144A, 7.375%, 3/1/31	576,000	558,103
144A, 4.75%, 2/1/32	628,000	506,655
4.50%, 5/1/32	1,541,000	1,217,397
144A, 4.50%, 6/1/33	921,000	708,477
144A, 4.25%, 1/15/34	1,065,000	796,256
CSC Holdings LLC 144A, 5.50%, 4/15/27	829,000	743,674
144A, 5.375%, 2/1/28	616,000	536,924
144A, 11.25%, 5/15/28	633,000	653,110
144A, 11.75%, 1/31/29	1,257,000	1,313,970
144A, 6.50%, 2/1/29	1,107,000	964,939
144A, 4.125%, 12/1/30	696,000	518,228
144A, 3.375%, 2/15/31	633,000	446,854
144A, 4.50%, 11/15/31	921,000	683,843

	Principal Amount	Value
Media (Continued)
Directv Financing LLC, 144A, 8.875%, 2/1/30	$460,000	$463,066
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	2,339,000	2,207,711
DISH Network Corp., 144A, 11.75%, 11/15/27	2,214,000	2,308,268
Gannett Holdings LLC, 144A, 6.00%, 11/1/26	183,000	165,366
GCI LLC, 144A, 4.75%, 10/15/28	367,000	329,298
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	823,000	532,403
Gray Television, Inc. 144A, 5.875%, 7/15/26	429,000	407,112
144A, 7.00%, 5/15/27	459,000	414,798
144A, 4.75%, 10/15/30	502,000	323,461
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	744,000	703,080
144A, 5.125%, 7/15/29	502,000	421,841
McGraw-Hill Education, Inc., 144A, 5.75%, 8/1/28	519,000	482,159
Midcontinent Communications / Midcontinent Finance Corp., 144A, 5.375%, 8/15/27	264,000	250,140
News Corp. 144A, 3.875%, 5/15/29	666,000	601,940
144A, 5.125%, 2/15/32	306,000	285,070
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	1,084,000	1,027,285
144A, 4.75%, 11/1/28	626,000	555,857
Paramount Global 6.25%, 2/28/57	398,000	327,900
6.375%, 3/30/62	666,000	577,755
Scripps Escrow II, Inc. 144A, 3.875%, 1/15/29	321,000	253,906
144A, 5.375%, 1/15/31	240,000	136,868
Scripps Escrow, Inc., 144A, 5.875%, 7/15/27	267,000	216,732
Sinclair Television Group, Inc., 144A, 4.125%, 12/1/30	450,000	328,838
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	633,000	590,228
144A, 5.00%, 8/1/27	949,000	904,043
144A, 4.00%, 7/15/28	1,265,000	1,139,658
144A, 5.50%, 7/1/29	791,000	748,013
144A, 4.125%, 7/1/30	949,000	816,480
144A, 3.875%, 9/1/31	919,000	759,623
Sunrise FinCo I BV, 144A, 4.875%, 7/15/31	790,000	699,150
Sunrise HoldCo IV BV, 144A, 5.50%, 1/15/28	287,000	277,622
TEGNA, Inc. 144A, 4.75%, 3/15/26	337,000	325,626
4.625%, 3/15/28	666,000	597,935
5.00%, 9/15/29	696,000	612,480
Townsquare Media, Inc., 144A, 6.875%, 2/1/26	308,000	297,130

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Media (Continued)
Univision Communications, Inc. 144A, 6.625%, 6/1/27	$919,000	$890,876
144A, 8.00%, 8/15/28	767,000	771,096
144A, 4.50%, 5/1/29	699,000	612,974
144A, 7.375%, 6/30/30	599,000	578,556
Urban One, Inc., 144A, 7.375%, 2/1/28	400,000	343,084
Videotron Ltd. 144A, 5.125%, 4/15/27	377,000	369,403
144A, 3.625%, 6/15/29	306,000	274,886
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	566,000	488,637
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	871,000	816,187
144A, 4.50%, 8/15/30	507,000	443,123
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.00%, 7/15/28	313,000	288,739
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	965,000	823,692
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	383,000	374,288
144A, 5.125%, 2/28/30	306,000	261,821
Ziggo BV, 144A, 4.875%, 1/15/30	661,000	588,826

(Cost $50,591,934)		50,264,035

Telecommunications — 4.4%
Altice France SA 144A, 8.125%, 2/1/27	1,107,000	1,017,250
144A, 5.50%, 1/15/28	696,000	567,884
144A, 5.125%, 1/15/29	291,000	219,976
144A, 5.125%, 7/15/29	1,551,000	1,171,230
144A, 5.50%, 10/15/29	1,265,000	957,819
British Telecommunications PLC 144A, 4.25%, 11/23/81	306,000	286,399
144A, 4.875%, 11/23/81	306,000	269,205
Ciena Corp., 144A, 4.00%, 1/31/30	245,000	219,275
CommScope, Inc. 144A, 6.00%, 3/1/26	949,000	854,100
144A, 4.75%, 9/1/29	784,000	537,040
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	1,313,000	1,288,286
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	245,000	202,372
144A, 6.50%, 10/1/28	475,000	407,312
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	777,000	750,972
144A, 5.00%, 5/1/28	980,000	906,945
144A, 8.75%, 5/15/30	735,000	749,678
144A, 8.625%, 3/15/31	430,000	435,763
Frontier Florida LLC, Series E, 6.86%, 2/1/28	184,000	177,100
GoTo Group, Inc., 144A, 5.50%, 5/1/28	230,000	198,087
Hughes Satellite Systems Corp., 5.25%, 8/1/26	459,000	392,156

	Principal Amount	Value
Telecommunications (Continued)
Iliad Holding SASU 144A, 7.00%, 10/15/28	$569,000	$563,001
144A, 6.50%, 10/15/2026 10/15/2026 10/15/2026 10/15/2026 10/15/2026	759,000	750,355
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	1,898,000	1,765,866
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27	459,000	369,509
144A, 10.50%, 5/15/30	620,000	635,500
Millicom International Cellular SA 144A, 5.125%, 1/15/28	275,400	262,571
144A, 6.25%, 3/25/29	460,800	447,552
144A, 4.50%, 4/27/31	487,000	420,259
Qwest Corp., 7.25%, 9/15/25	83,000	80,300
Rogers Communications, Inc., 144A, 5.25%, 3/15/82	459,000	438,218
Telecom Italia Capital SA 6.375%, 11/15/33	627,000	601,774
6.00%, 9/30/34	665,000	616,975
7.20%, 7/18/36	602,000	598,367
7.721%, 6/4/38	617,000	631,950
United States Cellular Corp., 6.70%, 12/15/33	319,000	313,867
Viasat, Inc. 144A, 5.625%, 9/15/25	429,000	416,375
144A, 5.625%, 4/15/27	367,000	344,521
144A, 6.50%, 7/15/28	245,000	181,516
144A, 7.50%, 5/30/31	479,000	336,497
Viavi Solutions, Inc., 144A, 3.75%, 10/1/29	245,000	213,054
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	877,000	743,743
144A, 4.75%, 7/15/31	906,000	783,441
Vodafone Group PLC 7.00%, 4/4/79	1,265,000	1,296,278
3.25%, 6/4/81	306,000	283,988
4.125%, 6/4/81	604,000	515,849
5.125%, 6/4/81	601,000	445,205
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	886,000	827,190
Zayo Group Holdings, Inc., 144A, 4.00%, 3/1/27	935,000	778,388

(Cost $26,859,005)		27,270,958

Consumer, Cyclical — 21.9%
Airlines — 1.7%
Air Canada, 144A, 3.875%, 8/15/26	759,000	718,814
Allegiant Travel Co., 144A, 7.25%, 8/15/27	337,000	328,071
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	295,000	288,207
American Airlines Inc/AAdvantage Loyalty IP Ltd. 144A, 5.50%, 4/20/26	1,735,500	1,719,591
144A, 5.75%, 4/20/29	1,897,000	1,855,169

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Airlines (Continued)
American Airlines, Inc. 144A, 7.25%, 2/15/28	$500,000	$504,161
144A, 8.50%, 5/15/29	633,000	665,446
Delta Air Lines, Inc. 7.375%, 1/15/26	537,000	553,781
4.375%, 4/19/28	251,000	240,646
3.75%, 10/28/29	290,000	263,590
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	759,000	716,306
United Airlines, Inc. 144A, 4.375%, 4/15/26	1,265,000	1,217,518
144A, 4.625%, 4/15/29	1,265,000	1,166,842
VistaJet Malta Finance PLC / Vista Management Holding, Inc. 144A, 7.875%, 5/1/27	313,000	264,968
144A, 6.375%, 2/1/30	644,000	470,120

(Cost $10,931,595)		10,973,230

Apparel — 0.4%
Crocs, Inc. 144A, 4.25%, 3/15/29	214,000	192,067
144A, 4.125%, 8/15/31	214,000	182,071
Hanesbrands, Inc. 144A, 4.875%, 5/15/26	599,000	578,049
144A, 9.00%, 2/15/31	367,000	367,813
Kontoor Brands, Inc., 144A, 4.125%, 11/15/29	245,000	219,098
Levi Strauss & Co., 144A, 3.50%, 3/1/31	316,000	273,836
Under Armour, Inc., 3.25%, 6/15/26	367,000	345,584
William Carter Co., 144A, 5.625%, 3/15/27	306,000	300,209

(Cost $2,427,081)		2,458,727

Auto Manufacturers — 0.5%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	245,000	234,916
144A, 5.875%, 6/1/29	306,000	301,417
144A, 3.75%, 1/30/31	666,000	575,481
Jaguar Land Rover Automotive PLC 144A, 7.75%, 10/15/25	428,000	431,800
144A, 4.50%, 10/1/27	306,000	287,964
144A, 5.875%, 1/15/28	339,000	333,802
144A, 5.50%, 7/15/29	260,000	249,976
JB Poindexter & Co., Inc., 144A, 8.75%, 12/15/31	380,000	389,288
Wabash National Corp., 144A, 4.50%, 10/15/28	245,000	224,175

(Cost $2,994,621)		3,028,819

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	530,000	513,709
144A, 7.00%, 4/15/28	306,000	311,966
144A, 8.25%, 4/15/31	306,000	322,169

	Principal Amount	Value
Auto Parts & Equipment (Continued)
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	$306,000	$302,244
6.875%, 7/1/28	245,000	236,746
5.00%, 10/1/29	376,000	326,023
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	610,000	608,345
144A, 8.50%, 5/15/27	730,000	733,783
144A, 6.75%, 5/15/28	570,000	576,900
Dana, Inc. 5.375%, 11/15/27	245,000	236,493
5.625%, 6/15/28	245,000	237,167
4.25%, 9/1/30	245,000	211,291
4.50%, 2/15/32	247,000	207,458
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	450,000	454,500
5.00%, 5/31/26	651,000	633,947
4.875%, 3/15/27	429,000	411,740
5.00%, 7/15/29	527,000	485,070
5.25%, 4/30/31	337,000	305,202
5.25%, 7/15/31	379,000	342,040
5.625%, 4/30/33	276,000	246,786
IHO Verwaltungs GmbH 144A, 4.75%, 9/15/26, 4.75% Cash or 5.50% PIK	306,000	294,220
144A, 6.00%, 5/15/27, 6.00% Cash or 6.75% PIK	275,000	269,892
144A, 6.3750%, 5/15/29, 6.3750% Cash or 7.125% PIK	245,000	241,478
Tenneco, Inc., 144A, 8.00%, 11/17/28	1,182,000	1,077,098
Titan International, Inc., 7.00%, 4/30/28	244,000	242,277
ZF North America Capital, Inc. 144A, 4.75%, 4/29/25	760,000	748,436
144A, 6.875%, 4/14/28	367,000	374,711
144A, 7.125%, 4/14/30	367,000	382,388

(Cost $11,181,402)		11,334,079

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	429,000	400,735
144A, 3.875%, 11/15/29	245,000	218,807
G-III Apparel Group Ltd., 144A, 7.875%, 8/15/25	269,000	271,063
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	791,000	713,749
Resideo Funding, Inc., 144A, 4.00%, 9/1/29	184,000	162,873
Ritchie Bros Holdings, Inc. 144A, 6.75%, 3/15/28	337,000	344,903
144A, 7.75%, 3/15/31	533,000	560,316
Verde Purchaser LLC, 144A, 10.50%, 11/30/30	429,000	448,305

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Distribution/Wholesale (Continued)
Windsor Holdings III LLC, 144A, 8.50%, 6/15/30	$533,000	$551,480

(Cost $3,633,403)		3,672,231

Entertainment — 3.8%
Affinity Interactive, 144A, 6.875%, 12/15/27	334,000	308,085
Banijay Entertainment SASU, 144A, 8.125%, 5/1/29	245,000	253,385
Boyne USA, Inc., 144A, 4.75%, 5/15/29	423,000	388,895
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	350,000	350,017
144A, 8.125%, 7/1/27	1,037,000	1,064,777
144A, 4.625%, 10/15/29	1,039,000	948,603
144A, 7.00%, 2/15/30	1,265,000	1,295,941
144A, 6.50%, 2/15/32	565,000	569,228
CCM Merger, Inc., 144A, 6.375%, 5/1/26	162,000	159,809
Cedar Fair LP, 5.25%, 7/15/29	356,000	336,271
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	662,000	659,781
5.375%, 4/15/27	316,000	312,622
6.50%, 10/1/28	184,000	184,311
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	367,000	360,439
144A, 4.75%, 1/15/28	429,000	405,805
144A, 5.75%, 4/1/30	755,000	725,446
144A, 6.75%, 5/1/31	376,000	376,224
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	248,000	244,294
144A, 5.25%, 7/15/28	469,000	438,093
Empire Resorts, Inc., 144A, 7.75%, 11/1/26	184,000	169,216
Everi Holdings, Inc., 144A, 5.00%, 7/15/29	245,000	242,856
Golden Entertainment, Inc., 144A, 7.625%, 4/15/26	383,000	381,305
International Game Technology PLC 144A, 4.125%, 4/15/26	459,000	442,966
144A, 6.25%, 1/15/27	500,000	502,111
144A, 5.25%, 1/15/29	459,000	443,671
Jacobs Entertainment, Inc., 144A, 6.75%, 2/15/29	306,000	291,762
Light & Wonder International, Inc. 144A, 7.00%, 5/15/28	439,000	441,073
144A, 7.25%, 11/15/29	306,000	313,135
144A, 7.50%, 9/1/31	337,000	351,101
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	452,000	341,652
Live Nation Entertainment, Inc. 144A, 5.625%, 3/15/26	184,000	181,692
144A, 6.50%, 5/15/27	759,000	765,533

	Principal Amount	Value
Entertainment (Continued)
144A, 4.75%, 10/15/27	$632,000	$605,086
144A, 3.75%, 1/15/28	306,000	281,642
Merlin Entertainments Group US Holdings, Inc., 144A, 7.375%, 2/15/31	300,000	300,155
Merlin Entertainments Ltd., 144A, 5.75%, 6/15/26	245,000	242,165
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	459,000	420,902
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	743,000	700,278
Odeon Finco PLC, 144A, 12.75%, 11/1/27	245,000	250,170
Ontario Gaming GTA LP, 144A, 8.00%, 8/1/30	245,000	249,878
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	265,000	253,317
144A, 4.125%, 7/1/29	245,000	205,800
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	449,000	323,343
144A, 5.875%, 9/1/31	492,000	348,513
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 144A, 4.875%, 11/1/26	214,000	205,979
Resorts World Las Vegas LLC / RWLV Capital, Inc. 144A, 4.625%, 4/16/29	680,000	620,160
144A, 8.45%, 7/27/30	200,000	212,984
144A, 4.625%, 4/6/31	200,000	170,859
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A, 6.625%, 3/1/30	490,000	459,375
SeaWorld Parks & Entertainment, Inc., 144A, 5.25%, 8/15/29	444,000	414,032
Six Flags Entertainment Corp. 144A, 5.50%, 4/15/27	306,000	299,498
144A, 7.25%, 5/15/31	533,000	536,331
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	224,000	224,520
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	214,000	202,547
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	367,000	368,325
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	331,000	293,141
144A, 3.875%, 7/15/30	338,000	298,285
144A, 3.00%, 2/15/31	485,000	405,080
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 5.125%, 10/1/29	459,000	432,977
144A, 7.125%, 2/15/31	627,000	647,492

(Cost $23,889,957)		24,222,933

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Food Service — 0.2%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	$338,000	$335,844
144A, 5.00%, 2/1/28	727,000	696,701
TKC Holdings, Inc., 144A, 6.875%, 5/15/28	260,000	243,425

(Cost $1,263,145)		1,275,970

Home Builders — 1.3%
Adams Homes, Inc., 144A, 9.25%, 10/15/28	153,000	156,482
Ashton Woods USA LLC / Ashton Woods Finance Co. 144A, 6.625%, 1/15/28	153,000	152,063
144A, 4.625%, 8/1/29	214,000	194,311
144A, 4.625%, 4/1/30	245,000	220,246
Beazer Homes USA, Inc. 5.875%, 10/15/27	219,000	212,872
7.25%, 10/15/29	214,000	214,608
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	367,000	355,567
144A, 5.00%, 6/15/29	214,000	191,479
144A, 4.875%, 2/15/30	343,000	304,630
Century Communities, Inc. 6.75%, 6/1/27	303,000	303,470
144A, 3.875%, 8/15/29	356,000	314,151
Dream Finders Homes, Inc., 144A, 8.25%, 8/15/28	184,000	191,209
Empire Communities Corp., 144A, 7.00%, 12/15/25	291,000	287,694
Forestar Group, Inc. 144A, 3.85%, 5/15/26	245,000	232,730
144A, 5.00%, 3/1/28	184,000	173,920
Installed Building Products, Inc., 144A, 5.75%, 2/1/28	184,000	180,824
KB Home 6.875%, 6/15/27	184,000	189,062
4.80%, 11/15/29	184,000	172,500
7.25%, 7/15/30	214,000	219,871
4.00%, 6/15/31	237,000	205,773
LGI Homes, Inc. 144A, 8.75%, 12/15/28	245,000	256,791
144A, 4.00%, 7/15/29	184,000	157,785
M/I Homes, Inc. 4.95%, 2/1/28	244,000	232,278
3.95%, 2/15/30	184,000	164,191
Mattamy Group Corp. 144A, 5.25%, 12/15/27	316,000	304,659
144A, 4.625%, 3/1/30	367,000	329,341
Shea Homes LP / Shea Homes Funding Corp. 4.75%, 2/15/28	275,000	262,300
4.75%, 4/1/29	183,000	171,871
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	306,000	304,290
144A, 5.75%, 1/15/28	276,000	270,429
144A, 5.125%, 8/1/30	364,000	343,562

	Principal Amount	Value
Home Builders (Continued)
Thor Industries, Inc., 144A, 4.00%, 10/15/29	$306,000	$270,810
Tri Pointe Homes, Inc. 5.25%, 6/1/27	184,000	179,400
5.70%, 6/15/28	214,000	210,428
Winnebago Industries, Inc., 144A, 6.25%, 7/15/28	184,000	181,096

(Cost $7,942,208)		8,112,693

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 144A, 4.00%, 4/15/29	490,000	439,208
144A, 3.875%, 10/15/31	502,000	417,537

(Cost $848,250)		856,745

Housewares — 0.6%
CD&R Smokey Buyer, Inc., 144A, 6.75%, 7/15/25	429,000	427,306
Newell Brands, Inc. 4.875%, 6/1/25	306,000	299,524
5.20%, 4/1/26	1,336,000	1,297,338
6.375%, 9/15/27	306,000	296,424
6.625%, 9/15/29	306,000	292,908
6.375%, 4/1/36	257,000	225,725
6.50%, 4/1/46	428,000	341,466
Scotts Miracle-Gro Co. 5.25%, 12/15/26	153,000	148,410
4.50%, 10/15/29	252,000	223,650
4.00%, 4/1/31	338,000	286,698
4.375%, 2/1/32	245,000	204,873

(Cost $4,028,384)		4,044,322

Leisure Time — 3.0%
Acushnet Co., 144A, 7.375%, 10/15/28	214,000	220,687
Amer Sports Co., 144A, 6.75%, 2/16/31	502,000	499,595
Carnival Corp. 144A, 7.625%, 3/1/26	855,000	866,124
144A, 5.75%, 3/1/27	1,671,000	1,650,069
144A, 4.00%, 8/1/28	1,522,000	1,403,831
144A, 6.00%, 5/1/29	1,265,000	1,236,174
144A, 7.00%, 8/15/29	306,000	317,412
144A, 10.50%, 6/1/30	633,000	690,623
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	1,284,000	1,400,798
Life Time, Inc. 144A, 5.75%, 1/15/26	616,000	610,830
144A, 8.00%, 4/15/26	291,000	293,663
Lindblad Expeditions Holdings, Inc., 144A, 9.00%, 5/15/28	168,000	177,240
Lindblad Expeditions LLC, 144A, 6.75%, 2/15/27	221,000	221,909
NCL Corp. Ltd. 144A, 5.875%, 2/15/27	633,000	625,607
144A, 8.375%, 2/1/28	367,000	385,263
144A, 8.125%, 1/15/29	526,000	553,395

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Leisure Time (Continued)
Royal Caribbean Cruises Ltd. 144A, 4.25%, 7/1/26	$398,000	$383,342
144A, 5.50%, 8/31/26	612,000	604,998
144A, 5.375%, 7/15/27	662,000	649,286
144A, 11.625%, 8/15/27	166,000	179,554
7.50%, 10/15/27	184,000	192,864
3.70%, 3/15/28	358,000	330,393
144A, 5.50%, 4/1/28	949,000	933,882
144A, 9.25%, 1/15/29	712,000	765,893
144A, 7.25%, 1/15/30	429,000	446,021
144A, 6.25%, 3/15/32	780,000	782,083
Viking Cruises Ltd. 144A, 5.875%, 9/15/27	517,000	505,367
144A, 7.00%, 2/15/29	313,000	312,863
144A, 9.125%, 7/15/31	440,000	476,335
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/29	214,000	206,510
Vista Outdoor, Inc., 144A, 4.50%, 3/15/29	306,000	302,175
VOC Escrow Ltd., 144A, 5.00%, 2/15/28	413,000	396,658

(Cost $18,326,674)		18,621,444

Lodging — 1.9%
Boyd Gaming Corp. 4.75%, 12/1/27	666,000	639,756
144A, 4.75%, 6/15/31	599,000	544,111
Genting New York LLC / GENNY Capital, Inc., 144A, 3.30%, 2/15/26	410,000	382,508
Hilton Domestic Operating Co., Inc. 144A, 5.75%, 5/1/28	306,000	305,156
144A, 3.75%, 5/1/29	490,000	445,080
4.875%, 1/15/30	732,000	695,979
144A, 4.00%, 5/1/31	674,000	598,837
144A, 3.625%, 2/15/32	914,000	780,794
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	567,000	525,320
144A, 4.875%, 7/1/31	306,000	269,929
144A, 6.625%, 1/15/32	550,000	549,999
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	367,000	358,067
Marriott Ownership Resorts, Inc. 4.75%, 1/15/28	214,000	198,876
144A, 4.50%, 6/15/29	306,000	277,571
MGM Resorts International 6.75%, 5/1/25	519,000	519,722
5.75%, 6/15/25	463,000	462,347
4.625%, 9/1/26	245,000	237,527
5.50%, 4/15/27	413,000	404,490
4.75%, 10/15/28	519,000	487,152
Station Casinos LLC 144A, 4.50%, 2/15/28	423,000	394,412
144A, 4.625%, 12/1/31	295,000	262,279

	Principal Amount	Value
Lodging (Continued)
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 144A, 5.875%, 5/15/25	$193,000	$191,053
Travel + Leisure Co. 6.60%, 10/1/25	214,000	216,404
144A, 6.625%, 7/31/26	398,000	402,219
6.00%, 4/1/27	245,000	244,104
144A, 4.50%, 12/1/29	408,000	373,655
144A, 4.625%, 3/1/30	244,000	220,210
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/28	306,000	284,505
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.25%, 5/15/27	600,000	587,143

(Cost $11,712,814)		11,859,205

Office Furnishings — 0.1%
Interface, Inc., 144A, 5.50%, 12/1/28	184,000	172,567
Steelcase, Inc., 5.125%, 1/18/29	326,000	306,878

(Cost $465,003)		479,445

Retail — 5.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	306,000	304,869
144A, 3.875%, 1/15/28	1,019,000	950,502
144A, 4.375%, 1/15/28	469,000	440,240
144A, 3.50%, 2/15/29	459,000	413,836
144A, 4.00%, 10/15/30	1,851,000	1,625,926
Academy Ltd., 144A, 6.00%, 11/15/27	245,000	242,528
Advance Auto Parts, Inc. 1.75%, 10/1/27	250,000	216,011
5.95%, 3/9/28	188,000	187,815
3.90%, 4/15/30	313,000	279,539
3.50%, 3/15/32	219,000	183,684
Arko Corp., 144A, 5.125%, 11/15/29	276,000	239,292
Asbury Automotive Group, Inc. 4.50%, 3/1/28	248,000	231,260
144A, 4.625%, 11/15/29	490,000	446,363
4.75%, 3/1/30	273,000	248,438
144A, 5.00%, 2/15/32	428,000	379,978
Bath & Body Works, Inc. 144A, 9.375%, 7/1/25	192,000	200,091
6.694%, 1/15/27	182,000	184,374
5.25%, 2/1/28	292,000	283,504
7.50%, 6/15/29	306,000	315,061
144A, 6.625%, 10/1/30	593,000	596,256
6.95%, 3/1/33	201,000	195,677
6.875%, 11/1/35	508,000	508,255
6.75%, 7/1/36	375,000	368,555
Beacon Roofing Supply, Inc. 144A, 4.50%, 11/15/26	184,000	177,428
144A, 4.125%, 5/15/29	214,000	192,463
144A, 6.50%, 8/1/30	367,000	368,987

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 144A, 5.125%, 4/15/29	$184,000	$169,642
BlueLinx Holdings, Inc., 144A, 6.00%, 11/15/29	184,000	175,582
Brinker International, Inc., 144A, 8.25%, 7/15/30	214,000	224,274
CEC Entertainment LLC, 144A, 6.75%, 5/1/26	398,000	394,071
Dave & Buster’s, Inc., 144A, 7.625%, 11/1/25	269,000	269,702
eG Global Finance PLC, 144A, 12.00%, 11/30/28	696,000	734,802
Evergreen Acqco 1 LP / TVI, Inc., 144A, 9.75%, 4/26/28	303,000	319,698
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	398,000	394,032
144A, 5.875%, 4/1/29	549,000	521,140
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 4.625%, 1/15/29	666,000	604,368
Foot Locker, Inc., 144A, 4.00%, 10/1/29	245,000	207,329
Gap, Inc. 144A, 3.625%, 10/1/29	481,000	406,293
144A, 3.875%, 10/1/31	459,000	370,252
Global Auto Holdings Ltd. / AAG FH UK Ltd. 144A, 8.375%, 1/15/29	320,000	305,094
144A, 8.75%, 1/15/32	320,000	303,899
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	459,000	418,976
GYP Holdings III Corp., 144A, 4.625%, 5/1/29	214,000	199,437
IRB Holding Corp., 144A, 7.00%, 6/15/25	203,000	203,254
Ken Garff Automotive LLC, 144A, 4.875%, 9/15/28	245,000	225,396
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	459,000	447,289
Kohl’s Corp. 4.25%, 7/17/25	146,000	141,858
4.625%, 5/1/31	306,000	240,975
5.55%, 7/17/45	291,000	196,486
LCM Investments Holdings II LLC 144A, 4.875%, 5/1/29	666,000	598,101
144A, 8.25%, 8/1/31	456,000	465,392
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	245,000	233,418
144A, 3.875%, 6/1/29	521,000	464,992
144A, 4.375%, 1/15/31	337,000	299,014
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 144A, 7.75%, 2/15/26	530,000	525,030
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29	306,000	294,699

	Principal Amount	Value
Retail (Continued)
144A, 5.875%, 3/15/30	$260,000	$243,750
144A, 6.125%, 3/15/32	266,000	247,585
4.50%, 12/15/34	235,000	193,581
5.125%, 1/15/42	153,000	119,340
4.30%, 2/15/43	163,000	121,435
Marks & Spencer PLC, 144A, 7.125%, 12/1/37	184,000	187,970
Michaels Cos., Inc., 144A, 5.25%, 5/1/28	552,000	428,572
Murphy Oil USA, Inc. 5.625%, 5/1/27	184,000	181,241
4.75%, 9/15/29	306,000	285,310
144A, 3.75%, 2/15/31	306,000	261,109
Nordstrom, Inc. 4.00%, 3/15/27	214,000	200,625
6.95%, 3/15/28	184,000	185,840
4.375%, 4/1/30	310,000	273,885
4.25%, 8/1/31	260,000	218,795
5.00%, 1/15/44	626,000	447,277
Papa John’s International, Inc., 144A, 3.875%, 9/15/29	245,000	217,131
Patrick Industries, Inc. 144A, 7.50%, 10/15/27	184,000	184,690
144A, 4.75%, 5/1/29	214,000	195,840
Penske Automotive Group, Inc. 3.50%, 9/1/25	347,000	336,660
3.75%, 6/15/29	306,000	271,036
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	799,000	748,907
144A, 7.75%, 2/15/29	727,000	718,397
QVC, Inc. 4.75%, 2/15/27	402,000	362,283
4.375%, 9/1/28	316,000	259,193
5.45%, 8/15/34	225,000	160,533
5.95%, 3/15/43	184,000	126,642
Raising Cane’s Restaurants LLC, 144A, 9.375%, 5/1/29	306,000	325,955
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 3/1/32	376,000	374,919
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A, 8.50%, 11/28/25	214,000	214,454
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	398,000	351,211
144A, 4.875%, 11/15/31	306,000	262,921
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A, 6.375%, 9/30/26	444,000	434,250
SRS Distribution, Inc., 144A, 4.625%, 7/1/28	398,000	371,207
Staples, Inc., 144A, 7.50%, 4/15/26	1,265,000	1,216,189
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875%, 3/1/27	214,000	210,790
144A, 5.00%, 6/1/31	398,000	357,540

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Superior Plus LP / Superior General Partner, Inc., 144A, 4.50%, 3/15/29	$367,000	$332,135
Victoria’s Secret & Co., 144A, 4.625%, 7/15/29	367,000	309,573
Walgreen Co., 4.40%, 9/15/42	157,000	128,206
Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	900,000	858,494
3.20%, 4/15/30	313,000	270,264
4.50%, 11/18/34	170,000	150,712
4.80%, 11/18/44	501,000	417,435
4.65%, 6/1/46	190,000	159,915
4.10%, 4/15/50	440,000	320,573
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	533,000	505,636
3.625%, 3/15/31	624,000	548,748
4.625%, 1/31/32	696,000	638,935
5.375%, 4/1/32	633,000	607,813
6.875%, 11/15/37	199,000	216,098
5.35%, 11/1/43	174,000	166,801

(Cost $36,419,047)		37,063,828

Consumer, Non-cyclical — 15.5%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	386,000	378,613
144A, 6.00%, 6/15/30	633,000	623,786
Turning Point Brands, Inc., 144A, 5.625%, 2/15/26	153,000	149,964
Vector Group Ltd., 144A, 5.75%, 2/1/29	583,000	534,099

(Cost $1,663,963)		1,686,462

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29 (Cost $417,539)	459,000	416,428

Commercial Services — 4.6%
ADT Security Corp. 144A, 4.125%, 8/1/29	616,000	556,710
144A, 4.875%, 7/15/32	441,000	396,900
Adtalem Global Education, Inc., 144A, 5.50%, 3/1/28	248,000	236,054
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26	346,000	342,159
Albion Financing 2 SARL, 144A, 8.75%, 4/15/27	276,000	275,977
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	580,000	575,986
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A, 6.625%, 7/15/26	466,000	464,589
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	775,000	689,053

	Principal Amount	Value
Commercial Services (Continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	$524,000	$464,185
Alta Equipment Group, Inc., 144A, 5.625%, 4/15/26	193,000	186,637
AMN Healthcare, Inc. 144A, 4.625%, 10/1/27	306,000	287,931
144A, 4.00%, 4/15/29	214,000	187,785
APi Group DE, Inc. 144A, 4.125%, 7/15/29	206,000	185,400
144A, 4.75%, 10/15/29	184,000	170,660
APX Group, Inc. 144A, 6.75%, 2/15/27	367,000	367,503
144A, 5.75%, 7/15/29	533,000	506,846
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27	245,000	233,448
144A, 5.75%, 7/15/27	214,000	203,297
144A, 4.75%, 4/1/28	306,000	277,196
144A, 5.375%, 3/1/29	386,000	351,422
144A, 8.00%, 2/15/31	306,000	295,420
Brink’s Co. 144A, 5.50%, 7/15/25	245,000	243,651
144A, 4.625%, 10/15/27	377,000	356,262
Carriage Services, Inc., 144A, 4.25%, 5/15/29	245,000	213,055
CoreCivic, Inc., 8.25%, 4/15/26	363,000	370,957
CoreLogic, Inc., 144A, 4.50%, 5/1/28	474,000	419,789
Garda World Security Corp. 144A, 4.625%, 2/15/27	399,000	381,106
144A, 7.75%, 2/15/28	245,000	248,813
GEO Group, Inc., 10.50%, 6/30/28	170,000	173,232
Graham Holdings Co., 144A, 5.75%, 6/1/26	245,000	242,492
Grand Canyon University, 5.125%, 10/1/28	249,000	223,988
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	759,000	742,831
Hertz Corp. 144A, 4.625%, 12/1/26	306,000	270,874
144A, 5.00%, 12/1/29	607,000	465,028
Korn Ferry, 144A, 4.625%, 12/15/27	245,000	231,533
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 144A, 5.00%, 2/1/26	245,000	243,541
Matthews International Corp., 144A, 5.25%, 12/1/25	184,000	180,912
MPH Acquisition Holdings LLC, 144A, 5.50%, 9/1/28	685,000	597,662
Neptune Bidco US, Inc., 144A, 9.29%, 4/15/29	1,651,000	1,553,553
NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29	573,000	534,632

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
Port of Newcastle Investments Financing Pty Ltd., 144A, 5.90%, 11/24/31	$184,000	$163,070
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	853,000	846,549
144A, 3.375%, 8/31/27	666,000	609,717
144A, 6.25%, 1/15/28	822,000	811,054
RR Donnelley & Sons Co., 144A, 9.75%, 7/31/28	175,000	178,788
Sabre GLBL, Inc. 144A, 8.625%, 6/1/27	560,000	492,893
144A, 11.25%, 12/15/27	346,000	325,240
Service Corp. International 4.625%, 12/15/27	337,000	323,292
5.125%, 6/1/29	459,000	447,892
3.375%, 8/15/30	521,000	447,289
4.00%, 5/15/31	531,000	466,570
Sotheby’s, 144A, 7.375%, 10/15/27	517,000	496,591
Sotheby’s/Bidfair Holdings, Inc., 144A, 5.875%, 6/1/29	184,000	161,567
TriNet Group, Inc. 144A, 3.50%, 3/1/29	306,000	270,945
144A, 7.125%, 8/15/31	245,000	249,566
United Rentals North America, Inc. 5.50%, 5/15/27	336,000	333,763
3.875%, 11/15/27	459,000	432,213
4.875%, 1/15/28	1,102,000	1,063,755
5.25%, 1/15/30	469,000	454,107
4.00%, 7/15/30	459,000	415,523
3.875%, 2/15/31	706,000	623,927
3.75%, 1/15/32	459,000	397,193
Upbound Group, Inc., 144A, 6.375%, 2/15/29	276,000	264,165
Valvoline, Inc. 144A, 4.25%, 2/15/30	367,000	364,679
144A, 3.625%, 6/15/31	328,000	277,162
VT Topco, Inc., 144A, 8.50%, 8/15/30	306,000	319,143
Wand NewCo 3, Inc., 144A, 7.625%, 1/30/32	784,000	805,560
WASH Multifamily Acquisition, Inc., 144A, 5.75%, 4/15/26	567,000	549,990
Williams Scotsman, Inc. 144A, 6.125%, 6/15/25	322,000	321,391
144A, 4.625%, 8/15/28	306,000	287,340
144A, 7.375%, 10/1/31	356,000	369,297
ZipRecruiter, Inc., 144A, 5.00%, 1/15/30	337,000	296,654

(Cost $28,646,528)		28,815,954

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	398,000	390,040
144A, 6.50%, 4/15/26	198,000	197,717

	Principal Amount	Value
Cosmetics/Personal Care (Continued)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 144A, 4.75%, 1/15/29	$306,000	$286,493
144A, 6.625%, 7/15/30	499,000	507,109
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	459,000	448,103
144A, 4.125%, 4/1/29	306,000	278,824

(Cost $2,091,195)		2,108,286

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	459,000	436,140
144A, 7.50%, 3/15/26	367,000	373,578
144A, 4.625%, 1/15/27	846,000	815,579
144A, 5.875%, 2/15/28	470,000	463,188
144A, 6.50%, 2/15/28	500,000	503,104
144A, 3.50%, 3/15/29	854,000	760,878
144A, 4.875%, 2/15/30	633,000	594,199
B&G Foods, Inc., 144A, 8.00%, 9/15/28	337,000	350,837
C&S Group Enterprises LLC, 144A, 5.00%, 12/15/28	261,000	206,771
Chobani LLC / Chobani Finance Corp., Inc., 144A, 4.625%, 11/15/28	260,000	240,496
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/31	300,000	309,349
Ingles Markets, Inc., 144A, 4.00%, 6/15/31	214,000	185,464
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 144A, 9.00%, 2/15/29	474,000	475,391
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	306,000	296,370
144A, 4.125%, 1/31/30	646,000	585,324
144A, 4.375%, 1/31/32	429,000	383,284
Performance Food Group, Inc. 144A, 6.875%, 5/1/25	168,000	168,433
144A, 5.50%, 10/15/27	699,000	684,553
144A, 4.25%, 8/1/29	616,000	559,053
Pilgrim’s Pride Corp. 4.25%, 4/15/31	601,000	537,154
3.50%, 3/1/32	545,000	455,369
6.25%, 7/1/33	633,000	639,776
6.875%, 5/15/34	316,000	332,787
Post Holdings, Inc. 144A, 5.625%, 1/15/28	595,000	584,082
144A, 5.50%, 12/15/29	781,000	747,276
144A, 4.625%, 4/15/30	876,000	797,051
144A, 4.50%, 9/15/31	648,000	576,915
Safeway, Inc., 7.25%, 2/1/31	160,000	169,765
SEG Holding LLC / SEG Finance Corp., 144A, 5.625%, 10/15/28	199,000	203,732
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 144A, 4.625%, 3/1/29	521,000	456,529

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Food (Continued)
US Foods, Inc. 144A, 6.875%, 9/15/28	$306,000	$311,355
144A, 4.75%, 2/15/29	599,000	562,323
144A, 4.625%, 6/1/30	306,000	280,393
144A, 7.25%, 1/15/32	306,000	315,912

(Cost $15,268,027)		15,362,410

Healthcare-Products — 1.3%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	999,000	942,940
144A, 3.875%, 11/1/29	490,000	439,187
Bausch + Lomb Escrow Corp., 144A, 8.375%, 10/1/28	886,000	925,870
Embecta Corp., 144A, 5.00%, 2/15/30	306,000	243,882
Garden Spinco Corp., 144A, 8.625%, 7/20/30	214,000	226,862
Hologic, Inc. 144A, 4.625%, 2/1/28	245,000	234,736
144A, 3.25%, 2/15/29	632,000	563,496
Medline Borrower LP 144A, 3.875%, 4/1/29	2,846,000	2,551,818
144A, 5.25%, 10/1/29	1,581,000	1,462,403
Teleflex, Inc. 4.625%, 11/15/27	306,000	292,192
144A, 4.25%, 6/1/28	306,000	285,678

(Cost $8,165,799)		8,169,064

Healthcare-Services — 4.6%
Acadia Healthcare Co., Inc. 144A, 5.50%, 7/1/28	276,000	266,807
144A, 5.00%, 4/15/29	291,000	274,995
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	306,000	301,276
144A, 3.125%, 2/15/29	337,000	325,451
144A, 3.50%, 4/1/30	426,000	410,315
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	306,000	286,997
144A, 3.75%, 3/15/29	306,000	276,051
144A, 4.00%, 3/15/31	328,000	289,299
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	700,000	693,042
144A, 5.625%, 3/15/27	1,191,000	1,089,677
144A, 8.00%, 12/15/27	429,000	410,274
144A, 6.00%, 1/15/29	436,000	374,960
144A, 5.25%, 5/15/30	971,000	774,691
144A, 4.75%, 2/15/31	648,000	493,102
144A, 10.875%, 1/15/32	592,000	602,834
DaVita, Inc. 144A, 4.625%, 6/1/30	1,739,000	1,529,706
144A, 3.75%, 2/15/31	949,000	778,728
Encompass Health Corp. 5.75%, 9/15/25	214,000	213,242
4.50%, 2/1/28	533,000	504,359
4.75%, 2/1/30	483,000	448,069
4.625%, 4/1/31	245,000	221,765

	Principal Amount	Value
Healthcare-Services (Continued)
Fortrea Holdings, Inc., 144A, 7.50%, 7/1/30	$349,000	$356,852
HealthEquity, Inc., 144A, 4.50%, 10/1/29	367,000	337,315
Heartland Dental LLC / Heartland Dental Finance Corp., 144A, 10.50%, 4/30/28	429,000	450,450
IQVIA, Inc. 144A, 5.00%, 10/15/26	643,000	628,495
144A, 5.00%, 5/15/27	674,000	656,165
144A, 6.50%, 5/15/30	313,000	317,338
Kedrion SpA, 144A, 6.50%, 9/1/29	527,000	472,224
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	367,000	340,435
LifePoint Health, Inc. 144A, 9.875%, 8/15/30	533,000	552,981
144A, 11.00%, 10/15/30	696,000	736,231
ModivCare Escrow Issuer, Inc., 144A, 5.00%, 10/1/29	306,000	225,675
ModivCare, Inc., 144A, 5.875%, 11/15/25	306,000	298,780
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	490,000	456,416
144A, 3.875%, 11/15/30	398,000	349,136
144A, 3.875%, 5/15/32	518,000	445,554
Pediatrix Medical Group, Inc., 144A, 5.375%, 2/15/30	245,000	220,200
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/25	582,000	580,545
Select Medical Corp., 144A, 6.25%, 8/15/26	750,000	748,109
Star Parent, Inc., 144A, 9.00%, 10/1/30	633,000	668,049
Tenet Healthcare Corp. 4.875%, 1/1/26	916,000	915,053
6.25%, 2/1/27	819,000	817,056
5.125%, 11/1/27	919,000	899,578
4.625%, 6/15/28	368,000	350,251
6.125%, 10/1/28	1,581,000	1,563,214
4.25%, 6/1/29	886,000	814,843
4.375%, 1/15/30	917,000	839,875
6.125%, 6/15/30	1,265,000	1,252,805
144A, 6.75%, 5/15/31	833,000	840,289
6.875%, 11/15/31	227,000	232,391
Toledo Hospital Series B, 5.325%, 11/15/28	260,000	242,775
4.982%, 11/15/45	171,000	117,722
6.015%, 11/15/48	245,000	197,837
US Acute Care Solutions LLC, 144A, 6.375%, 3/1/26	455,000	411,807

(Cost $28,426,946)		28,902,086

Household Products/Wares — 0.3%
ACCO Brands Corp., 144A, 4.25%, 3/15/29	352,000	312,058
Central Garden & Pet Co. 5.125%, 2/1/28	184,000	177,335
4.125%, 10/15/30	306,000	271,841
144A, 4.125%, 4/30/31	245,000	214,367

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Household Products/Wares (Continued)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26	$291,000	$279,724
Spectrum Brands, Inc. 144A, 5.00%, 10/1/29	183,000	177,510
144A, 3.875%, 3/15/31	262,000	248,838

(Cost $1,643,178)		1,681,673

Pharmaceuticals — 1.6%
180 Medical, Inc., 144A, 3.875%, 10/15/29	306,000	273,870
AdaptHealth LLC 144A, 6.125%, 8/1/28	219,000	200,245
144A, 4.625%, 8/1/29	306,000	254,745
144A, 5.125%, 3/1/30	367,000	306,904
Bausch Health Cos., Inc., 144A, 5.50%, 11/1/25	1,063,000	989,238
BellRing Brands, Inc., 144A, 7.00%, 3/15/30	559,000	570,415
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	306,000	287,640
Elanco Animal Health, Inc., 6.65%, 8/28/28	447,000	450,332
Grifols SA, 144A, 4.75%, 10/15/28	432,000	359,770
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	367,000	355,990
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	390,000	278,951
Jazz Securities DAC, 144A, 4.375%, 1/15/29	949,000	874,298
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 14.75%, 11/14/28	492,000	533,900
Option Care Health, Inc., 144A, 4.375%, 10/31/29	306,000	279,439
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	1,328,000	1,214,935
144A, 5.125%, 4/30/31	1,255,000	1,075,685
Owens & Minor, Inc. 144A, 4.50%, 3/31/29	293,000	261,785
144A, 6.625%, 4/1/30	338,000	326,604
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	429,000	414,060
4.65%, 6/15/30	459,000	410,854
4.90%, 12/15/44	206,000	160,805
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	251,000	242,607
144A, 3.75%, 4/1/31	367,000	317,055

(Cost $10,343,157)		10,440,127

	Principal Amount	Value
Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28	$306,000	$328,567
Stena International SA 144A, 7.25%, 1/15/31	480,000	477,257
144A, 7.625%, 2/15/31	160,000	160,883

(Cost $957,336)		966,707

Energy — 14.4%
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 144A, 7.50%, 5/1/25	224,000	224,499
SunCoke Energy, Inc., 144A, 4.875%, 6/30/29	306,000	274,635

(Cost $491,129)		499,134

Energy-Alternate Sources — 0.2%
Sunnova Energy Corp., 144A, 5.875%, 9/1/26	254,000	206,464
TerraForm Power Operating LLC 144A, 5.00%, 1/31/28	429,000	405,370
144A, 4.75%, 1/15/30	459,000	414,977
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/39	331,000	328,567

(Cost $1,354,387)		1,355,378

Oil & Gas — 7.0%
Aethon United BR LP / Aethon United Finance Corp., 144A, 8.25%, 2/15/26	500,000	502,069
Antero Resources Corp. 144A, 7.625%, 2/1/29	249,000	256,454
144A, 5.375%, 3/1/30	367,000	349,752
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	366,000	365,752
144A, 9.00%, 11/1/27	213,000	269,725
144A, 8.25%, 12/31/28	314,000	318,828
144A, 5.875%, 6/30/29	245,000	227,780
Baytex Energy Corp. 144A, 8.75%, 4/1/27	251,000	260,375
144A, 8.50%, 4/30/30	533,000	554,218
Berry Petroleum Co. LLC, 144A, 7.00%, 2/15/26	245,000	240,018
Borr IHC Ltd / Borr Finance LLC 144A, 10.00%, 11/15/28	668,000	688,875
144A, 10.375%, 11/15/30	315,000	325,941
California Resources Corp., 144A, 7.125%, 2/1/26	336,000	337,771
Callon Petroleum Co. 6.375%, 7/1/26	196,000	196,329
144A, 8.00%, 8/1/28	398,000	415,718
144A, 7.50%, 6/15/30	367,000	386,630
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	316,000	313,234
144A, 5.875%, 2/1/29	306,000	302,695
144A, 6.75%, 4/15/29	632,000	634,363

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Chord Energy Corp., 144A, 6.375%, 6/1/26	$245,000	$245,306
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	739,000	737,257
144A, 6.375%, 6/15/26	398,000	400,481
144A, 8.375%, 1/15/29	696,000	730,918
Civitas Resources, Inc. 144A, 5.00%, 10/15/26	245,000	237,392
144A, 8.375%, 7/1/28	854,000	893,646
144A, 8.625%, 11/1/30	633,000	677,361
144A, 8.75%, 7/1/31	854,000	908,204
CNX Resources Corp. 144A, 6.00%, 1/15/29	316,000	303,721
144A, 7.375%, 1/15/31	328,000	330,668
144A, 7.25%, 3/1/32	251,000	250,128
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	773,000	713,045
144A, 5.875%, 1/15/30	623,000	544,758
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	429,000	427,434
144A, 9.25%, 2/15/28	632,000	661,383
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	592,000	589,070
144A, 5.00%, 5/1/29	230,000	226,263
CVR Energy, Inc. 144A, 5.75%, 2/15/28	245,000	227,411
144A, 8.50%, 1/15/29	380,000	382,375
Diamond Foreign Asset Co. / Diamond Finance LLC, 144A, 8.50%, 10/1/30	337,000	345,095
Encino Acquisition Partners Holdings LLC, 144A, 8.50%, 5/1/28	429,000	428,311
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	603,000	607,884
Energean PLC, 144A, 6.50%, 4/30/27	276,000	251,022
EnQuest PLC, 144A, 11.625%, 11/1/27	187,000	182,621
Greenfire Resources Ltd., 144A, 12.00%, 10/1/28	210,000	220,038
Gulfport Energy Corp., 144A, 8.00%, 5/17/26	271,000	275,787
Harbour Energy PLC, 144A, 5.50%, 10/15/26	306,000	298,243
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	367,000	364,313
144A, 5.75%, 2/1/29	367,000	354,918
144A, 6.00%, 4/15/30	306,000	297,077
144A, 6.00%, 2/1/31	394,000	379,944
144A, 6.25%, 4/15/32	306,000	296,055
144A, 8.375%, 11/1/33	376,000	403,918
Ithaca Energy North Sea PLC, 144A, 9.00%, 7/15/26	383,000	385,796
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144A, 6.00%, 8/1/26	245,000	240,170

	Principal Amount	Value
Oil & Gas (Continued)
Matador Resources Co. 5.875%, 9/15/26	$428,000	$423,822
144A, 6.875%, 4/15/28	306,000	310,725
MEG Energy Corp., 144A, 5.875%, 2/1/29	367,000	357,810
Moss Creek Resources Holdings, Inc. 144A, 7.50%, 1/15/26	416,000	413,585
144A, 10.50%, 5/15/27	316,000	323,816
Murphy Oil Corp. 5.875%, 12/1/27	271,000	269,101
6.375%, 7/15/28	228,000	228,311
5.875%, 12/1/42	230,000	202,572
Nabors Industries, Inc. 144A, 7.375%, 5/15/27	429,000	427,421
144A, 9.125%, 1/31/30	433,000	443,825
Noble Finance II LLC, 144A, 8.00%, 4/15/30	367,000	377,329
Northern Oil & Gas, Inc. 144A, 8.125%, 3/1/28	432,000	437,456
144A, 8.75%, 6/15/31	306,000	319,770
Parkland Corp. 144A, 5.875%, 7/15/27	306,000	300,303
144A, 4.50%, 10/1/29	490,000	447,738
144A, 4.625%, 5/1/30	502,000	458,557
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28	550,000	534,875
144A, 7.875%, 9/15/30	306,000	313,552
Permian Resources Operating LLC 144A, 5.375%, 1/15/26	177,000	174,114
144A, 7.75%, 2/15/26	184,000	186,199
144A, 6.875%, 4/1/27	218,000	217,401
144A, 8.00%, 4/15/27	337,000	347,535
144A, 5.875%, 7/1/29	429,000	419,201
144A, 9.875%, 7/15/31	306,000	338,895
144A, 7.00%, 1/15/32	666,000	683,834
Precision Drilling Corp. 144A, 7.125%, 1/15/26	167,000	166,785
144A, 6.875%, 1/15/29	245,000	242,002
Range Resources Corp. 4.875%, 5/15/25	422,000	416,167
8.25%, 1/15/29	367,000	382,879
144A, 4.75%, 2/15/30	316,000	293,566
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	429,000	395,087
Seadrill Finance Ltd., 144A, 8.375%, 8/1/30	352,000	361,739
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 144A, 7.875%, 11/1/28	367,000	375,111
SM Energy Co. 5.625%, 6/1/25	214,000	212,395
6.75%, 9/15/26	257,000	255,564
6.625%, 1/15/27	255,000	253,970
6.50%, 7/15/28	245,000	245,306
Southwestern Energy Co. 8.375%, 9/15/28	186,000	193,441
5.375%, 2/1/29	426,000	411,690

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
5.375%, 3/15/30	$779,000	$744,553
4.75%, 2/1/32	727,000	660,360
Strathcona Resources Ltd/Alberta, 144A, 6.875%, 8/1/26	306,000	304,088
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	367,000	365,648
5.875%, 3/15/28	264,000	261,164
144A, 7.00%, 9/15/28	336,000	344,128
4.50%, 5/15/29	490,000	452,636
4.50%, 4/30/30	501,000	455,851
Talos Production, Inc. 144A, 9.00%, 2/1/29	426,000	435,399
144A, 9.375%, 2/1/31	378,000	390,442
Teine Energy Ltd., 144A, 6.875%, 4/15/29	245,000	232,510
Transocean Aquila Ltd., 144A, 8.00%, 9/30/28	199,000	202,731
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/27	294,975	293,974
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/28	322,000	330,453
Transocean, Inc., 144A, 8.75%, 2/15/30	727,200	746,706
Valaris Ltd., 144A, 8.375%, 4/30/30	696,000	713,670
Vermilion Energy, Inc. 144A, 5.625%, 3/15/25	184,000	183,152
144A, 6.875%, 5/1/30	245,000	236,119
Viper Energy, Inc. 144A, 5.375%, 11/1/27	264,000	256,105
144A, 7.375%, 11/1/31	245,000	252,267
Vital Energy, Inc. 10.125%, 1/15/28	429,000	449,002
144A, 7.75%, 7/31/29	183,000	182,022
9.75%, 10/15/30	342,000	366,323
W&T Offshore, Inc., 144A, 11.75%, 2/1/26	168,000	172,820

(Cost $43,315,048)		43,960,112

Oil & Gas Services — 0.8%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	306,000	304,460
144A, 6.25%, 4/1/28	533,000	519,712
Bristow Group, Inc., 144A, 6.875%, 3/1/28	245,000	239,855
CGG SA, 144A, 8.75%, 4/1/27	306,000	272,946
CSI Compressco LP / CSI Compressco Finance, Inc., 144A, 7.50%, 4/1/25	214,000	214,214
Enerflex Ltd., 144A, 9.00%, 10/15/27	383,000	385,554
Helix Energy Solutions Group, Inc., 144A, 9.75%, 3/1/29	188,000	198,677
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/29	400,000	407,230

	Principal Amount	Value
Oil & Gas Services (Continued)
Oceaneering International, Inc., 6.00%, 2/1/28	$184,000	$180,934
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	444,000	443,395
6.875%, 9/1/27	500,000	497,431
Weatherford International Ltd., 144A, 8.625%, 4/30/30	1,012,000	1,049,191
Welltec International ApS, 144A, 8.25%, 10/15/26	179,000	181,835

(Cost $4,841,886)		4,895,434

Pipelines — 6.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	448,000	457,612
144A, 5.75%, 3/1/27	398,000	389,418
144A, 5.75%, 1/15/28	398,000	390,173
144A, 5.375%, 6/15/29	459,000	436,558
144A, 6.625%, 2/1/32	380,000	378,446
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A, 7.625%, 12/15/25	367,000	370,217
144A, 6.625%, 7/15/26	184,000	182,613
Buckeye Partners LP 144A, 4.125%, 3/1/25	306,000	299,236
3.95%, 12/1/26	367,000	347,072
4.125%, 12/1/27	245,000	228,022
144A, 4.50%, 3/1/28	313,000	290,999
5.85%, 11/15/43	245,000	201,843
5.60%, 10/15/44	184,000	143,060
Cheniere Energy Partners LP, 5.95%, 6/30/33	878,000	883,766
CNX Midstream Partners LP, 144A, 4.75%, 4/15/30	245,000	214,339
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	886,000	825,442
Delek Logistics Partners LP / Delek Logistics Finance Corp., 144A, 7.125%, 6/1/28	245,000	234,588
DT Midstream, Inc. 144A, 4.125%, 6/15/29	716,000	654,242
144A, 4.375%, 6/15/31	584,000	525,767
Energy Transfer LP, 8.00%, 5/15/54	502,000	521,578
EnLink Midstream LLC 144A, 5.625%, 1/15/28	306,000	301,505
5.375%, 6/1/29	305,000	295,593
144A, 6.50%, 9/1/30	627,000	642,716
EnLink Midstream Partners LP 4.15%, 6/1/25	258,000	251,530
4.85%, 7/15/26	301,000	293,479
5.60%, 4/1/44	214,000	193,948
5.05%, 4/1/45	276,000	234,746
5.45%, 6/1/47	319,000	280,720
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	245,000	244,664
4.125%, 12/1/26	306,000	293,334

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
144A, 7.50%, 6/1/27	$300,000	$306,931
144A, 6.50%, 7/1/27	599,000	604,991
5.50%, 7/15/28	567,000	556,093
144A, 4.50%, 1/15/29	533,000	499,645
144A, 6.375%, 4/1/29	200,000	200,574
144A, 7.50%, 6/1/30	316,000	335,863
144A, 4.75%, 1/15/31	696,000	647,220
6.50%, 7/15/48	358,000	363,383
Genesis Energy LP / Genesis Energy Finance Corp. 6.25%, 5/15/26	229,000	226,936
8.00%, 1/15/27	641,000	645,435
7.75%, 2/1/28	416,000	416,003
8.25%, 1/15/29	380,000	386,338
8.875%, 4/15/30	306,000	317,260
Global Partners LP / GLP Finance Corp. 7.00%, 8/1/27	245,000	245,078
6.875%, 1/15/29	214,000	210,921
144A, 8.25%, 1/15/32	285,000	292,325
Harvest Midstream I LP, 144A, 7.50%, 9/1/28	533,000	537,306
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	529,000	521,515
144A, 5.125%, 6/15/28	337,000	323,769
144A, 4.25%, 2/15/30	459,000	417,961
144A, 5.50%, 10/15/30	245,000	235,446
Howard Midstream Energy Partners LLC 144A, 6.75%, 1/15/27	245,000	244,068
144A, 8.875%, 7/15/28	337,000	355,114
ITT Holdings LLC, 144A, 6.50%, 8/1/29	772,000	685,211
Kinetik Holdings LP 144A, 6.625%, 12/15/28	506,000	512,226
144A, 5.875%, 6/15/30	653,000	636,292
Martin Midstream Partners LP / Martin Midstream Finance Corp., 144A, 11.50%, 2/15/28	245,000	257,250
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	811,000	806,815
144A, 6.50%, 9/30/26	949,000	916,296
NGL Energy Operating LLC / NGL Energy Finance Corp. 144A, 8.125%, 2/15/29	564,000	569,317
144A, 8.375%, 2/15/32	813,000	825,831
Northriver Midstream Finance LP, 144A, 5.625%, 2/15/26	322,000	315,668
NuStar Logistics LP 5.75%, 10/1/25	367,000	363,672
6.00%, 6/1/26	306,000	302,496
5.625%, 4/28/27	337,000	333,532
6.375%, 10/1/30	424,000	425,200
Prairie Acquiror LP, 144A, 9.00%, 8/1/29	280,000	282,131
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	245,000	237,545
144A, 4.95%, 7/15/29	345,000	322,621
144A, 4.80%, 5/15/30	214,000	198,218
144A, 7.50%, 7/15/38	153,000	155,302
144A, 6.875%, 4/15/40	306,000	301,314

	Principal Amount	Value
Pipelines (Continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	$523,000	$517,415
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 6.00%, 3/1/27	263,000	259,581
144A, 5.50%, 1/15/28	573,000	544,350
144A, 7.375%, 2/15/29	450,000	448,992
144A, 6.00%, 12/31/30	444,000	412,887
144A, 6.00%, 9/1/31	286,000	261,986
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	791,000	709,929
144A, 6.25%, 1/15/30	633,000	631,998
144A, 4.125%, 8/15/31	791,000	694,229
144A, 3.875%, 11/1/33	791,000	663,423
Venture Global LNG, Inc. 144A, 8.125%, 6/1/28	1,423,000	1,445,635
144A, 9.50%, 2/1/29	1,888,000	2,013,011
144A, 8.375%, 6/1/31	1,423,000	1,439,309
144A, 9.875%, 2/1/32	1,224,000	1,288,726

(Cost $39,135,259)		39,675,809

Financial — 4.6%
Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	392,000	355,230
Cushman & Wakefield US Borrower LLC 144A, 6.75%, 5/15/28	398,000	392,058
144A, 8.875%, 9/1/31	245,000	255,106
Five Point Operating Co. LP / Five Point Capital Corp., 144A, 10.50%, 1/15/28	321,561	328,844
Greystar Real Estate Partners LLC, 144A, 7.75%, 9/1/30	245,000	254,174
Howard Hughes Corp. 144A, 5.375%, 8/1/28	478,000	450,807
144A, 4.125%, 2/1/29	418,000	371,054
144A, 4.375%, 2/1/31	415,000	353,536
Hunt Cos., Inc., 144A, 5.25%, 4/15/29	389,000	355,905
Kennedy-Wilson, Inc. 4.75%, 3/1/29	367,000	297,270
4.75%, 2/1/30	367,000	290,389
5.00%, 3/1/31	422,000	328,105
Newmark Group, Inc., 144A, 7.50%, 1/12/29	380,000	386,391

(Cost $4,357,750)		4,418,869

Real Estate Investment Trusts — 3.7%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	306,000	253,117
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	224,000	196,135
Brandywine Operating Partnership LP 3.95%, 11/15/27	276,000	242,561
7.80%, 3/15/28	214,000	211,983
4.55%, 10/1/29	244,000	203,556

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	$593,000	$571,942
144A, 4.50%, 4/1/27	446,000	392,077
CTR Partnership LP / CareTrust Capital Corp., 144A, 3.875%, 6/30/28	245,000	221,575
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	306,000	258,568
Hudson Pacific Properties LP 3.95%, 11/1/27	252,000	217,602
5.95%, 2/15/28	222,000	199,226
4.65%, 4/1/29	317,000	264,013
3.25%, 1/15/30	254,000	190,690
Iron Mountain Information Management Services, Inc., 144A, 5.00%, 7/15/32	467,000	417,514
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	612,000	586,965
144A, 5.25%, 3/15/28	517,000	498,282
144A, 5.00%, 7/15/28	306,000	289,702
144A, 7.00%, 2/15/29	612,000	621,229
144A, 4.875%, 9/15/29	633,000	588,660
144A, 5.25%, 7/15/30	815,000	762,661
144A, 4.50%, 2/15/31	696,000	615,915
144A, 5.625%, 7/15/32	367,000	341,091
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 5.25%, 10/1/25	201,000	198,008
144A, 4.25%, 2/1/27	375,000	345,063
144A, 4.75%, 6/15/29	390,000	350,003
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	306,000	272,469
5.00%, 10/15/27	872,000	713,351
4.625%, 8/1/29	551,000	410,429
3.50%, 3/15/31	837,000	560,538
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	306,000	257,649
Office Properties Income Trust, 144A, 9.00%, 3/31/29	188,000	175,310
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	398,000	399,278
144A, 5.875%, 10/1/28	444,000	431,581
144A, 4.875%, 5/15/29	459,000	421,706
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	458,000	437,390
144A, 7.25%, 7/15/28	245,000	250,923
144A, 4.50%, 2/15/29	367,000	341,137
Rithm Capital Corp., 144A, 6.25%, 10/15/25	337,000	332,646
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	306,000	288,481
144A, 4.00%, 9/15/29	356,000	310,738

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
SBA Communications Corp. 3.875%, 2/15/27	$946,000	$892,634
3.125%, 2/1/29	949,000	839,860
Service Properties Trust 4.50%, 3/15/25	214,000	209,080
7.50%, 9/15/25	490,000	496,428
5.25%, 2/15/26	214,000	207,832
4.75%, 10/1/26	276,000	255,322
4.95%, 2/15/27	245,000	224,949
5.50%, 12/15/27	276,000	259,825
3.95%, 1/15/28	245,000	207,225
4.95%, 10/1/29	260,000	213,927
4.375%, 2/15/30	245,000	188,855
144A, 8.625%, 11/15/31	706,000	745,615
Starwood Property Trust, Inc. 4.75%, 3/15/25	306,000	301,936
144A, 3.625%, 7/15/26	245,000	228,462
144A, 4.375%, 1/15/27	306,000	286,875
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	1,645,000	1,702,736
144A, 4.75%, 4/15/28	349,000	303,287
Vornado Realty LP 3.50%, 1/15/25	135,000	131,140
2.15%, 6/1/26	253,000	227,038
3.40%, 6/1/31	215,000	166,879
XHR LP 144A, 6.375%, 8/15/25	285,000	285,342
144A, 4.875%, 6/1/29	306,000	282,593

(Cost $23,053,212)		23,299,604

Venture Capital — 0.2%
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	245,000	242,510
144A, 3.375%, 6/15/26	666,000	622,766
144A, 8.00%, 6/15/27	378,000	392,483
144A, 3.75%, 9/15/30	290,000	238,589

(Cost $1,492,224)		1,496,348

Industrial — 11.8%
Aerospace/Defense — 2.6%
AAR Escrow Issuer LLC, 144A, 6.75%, 3/15/29	300,000	302,836
Bombardier, Inc. 144A, 7.125%, 6/15/26	612,000	617,125
144A, 7.875%, 4/15/27	1,092,000	1,093,393
144A, 6.00%, 2/15/28	459,000	445,586
144A, 7.50%, 2/1/29	499,000	506,133
144A, 8.75%, 11/15/30	459,000	480,807
144A, 7.45%, 5/1/34	323,000	357,293
Moog, Inc., 144A, 4.25%, 12/15/27	306,000	286,371
Rolls-Royce PLC 144A, 3.625%, 10/14/25	633,000	609,497
144A, 5.75%, 10/15/27	684,000	680,645
Spirit AeroSystems, Inc. 3.85%, 6/15/26	184,000	174,890

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
144A, 9.375%, 11/30/29	$599,000	$647,731
144A, 9.75%, 11/15/30	759,000	813,160
TransDigm, Inc. 5.50%, 11/15/27	1,723,000	1,663,675
144A, 6.75%, 8/15/28	1,286,000	1,301,375
4.625%, 1/15/29	785,000	719,853
144A, 6.375%, 3/1/29	1,350,000	1,356,102
4.875%, 5/1/29	459,000	421,606
144A, 6.875%, 12/15/30	898,000	908,695
144A, 7.125%, 12/1/31	652,000	668,835
144A, 6.625%, 3/1/32	1,400,000	1,408,747
Triumph Group, Inc., 144A, 9.00%, 3/15/28	759,000	793,408

(Cost $16,213,348)		16,257,763

Building Materials — 2.0%
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/28	325,000	340,438
Boise Cascade Co., 144A, 4.875%, 7/1/30	245,000	226,069
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	337,000	318,221
144A, 4.25%, 2/1/32	815,000	716,079
144A, 6.375%, 6/15/32	429,000	428,932
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/28	473,000	485,416
Eco Material Technologies, Inc., 144A, 7.875%, 1/31/27	408,000	407,088
Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/30	1,740,000	1,746,090
Griffon Corp., 5.75%, 3/1/28	618,000	597,915
James Hardie International Finance DAC, 144A, 5.00%, 1/15/28	245,000	236,263
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	245,000	233,056
Knife River Corp., 144A, 7.75%, 5/1/31	260,000	269,264
Louisiana-Pacific Corp., 144A, 3.625%, 3/15/29	214,000	191,982
Masonite International Corp. 144A, 5.375%, 2/1/28	306,000	304,853
144A, 3.50%, 2/15/30	230,000	203,000
MIWD Holdco II LLC / MIWD Finance Corp., 144A, 5.50%, 2/1/30	306,000	279,208
New Enterprise Stone & Lime Co., Inc., 144A, 5.25%, 7/15/28	358,000	341,135
PGT Innovations, Inc., 144A, 4.375%, 10/1/29	352,000	354,364
Smyrna Ready Mix Concrete LLC 144A, 6.00%, 11/1/28	696,000	675,008
144A, 8.875%, 11/15/31	696,000	737,610
Standard Industries, Inc. 144A, 5.00%, 2/15/27	533,000	513,170
144A, 4.75%, 1/15/28	612,000	577,384
144A, 4.375%, 7/15/30	1,012,000	902,284
144A, 3.375%, 1/15/31	690,000	571,732

	Principal Amount	Value
Building Materials (Continued)
Summit Materials LLC / Summit Materials Finance Corp. 144A, 6.50%, 3/15/27	$184,000	$184,000
144A, 5.25%, 1/15/29	429,000	415,281
144A, 7.25%, 1/15/31	506,000	525,078

(Cost $12,616,267)		12,780,920

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 144A, 6.50%, 12/31/27	184,000	182,456
144A, 4.75%, 6/15/28	358,000	327,337
144A, 4.375%, 3/31/29	485,000	429,700
EnerSys 144A, 4.375%, 12/15/27	184,000	173,190
144A, 6.625%, 1/15/32	200,000	200,827
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	969,000	974,790
144A, 7.25%, 6/15/28	851,000	869,668

(Cost $3,145,290)		3,157,968

Electronics — 0.7%
Atkore, Inc., 144A, 4.25%, 6/1/31	251,000	220,493
Coherent Corp., 144A, 5.00%, 12/15/29	560,000	522,200
Imola Merger Corp., 144A, 4.75%, 5/15/29	1,265,000	1,172,149
Sensata Technologies BV 144A, 5.00%, 10/1/25	428,000	424,009
144A, 4.00%, 4/15/29	666,000	604,014
144A, 5.875%, 9/1/30	306,000	298,026
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	276,000	251,488
144A, 3.75%, 2/15/31	459,000	392,514
TTM Technologies, Inc., 144A, 4.00%, 3/1/29	306,000	272,370

(Cost $4,134,919)		4,157,263

Engineering & Construction — 0.9%
AECOM, 5.125%, 3/15/27	690,000	675,894
Arcosa, Inc., 144A, 4.375%, 4/15/29	245,000	226,134
Artera Services LLC, 144A, 8.50%, 2/15/31	350,000	357,544
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 144A, 4.05%, 4/27/26	230,000	213,325
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30	868,000	923,054
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.00%, 2/1/26	230,000	226,951
Cellnex Finance Co. SA, 144A, 3.875%, 7/7/41	380,000	295,709
Dycom Industries, Inc., 144A, 4.50%, 4/15/29	306,000	281,591

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Engineering & Construction (Continued)
Fluor Corp., 4.25%, 9/15/28	$367,000	$346,925
Global Infrastructure Solutions, Inc. 144A, 5.625%, 6/1/29	245,000	221,595
144A, 7.50%, 4/15/32	184,000	176,640
HTA Group Ltd/Mauritius, 144A, 7.00%, 12/18/25	398,000	393,345
Railworks Holdings LP / Railworks Rally, Inc., 144A, 8.25%, 11/15/28	199,000	197,658
TopBuild Corp. 144A, 3.625%, 3/15/29	245,000	219,437
144A, 4.125%, 2/15/32	306,000	268,004
VM Consolidated, Inc., 144A, 5.50%, 4/15/29	231,000	217,707
Weekley Homes LLC / Weekley Finance Corp., 144A, 4.875%, 9/15/28	245,000	227,382

(Cost $5,361,391)		5,468,895

Environmental Control — 0.9%
Clean Harbors, Inc. 144A, 4.875%, 7/15/27	334,000	322,260
144A, 5.125%, 7/15/29	184,000	177,371
144A, 6.375%, 2/1/31	306,000	304,204
Covanta Holding Corp. 144A, 4.875%, 12/1/29	515,000	450,056
5.00%, 9/1/30	245,000	212,537
Enviri Corp., 144A, 5.75%, 7/31/27	291,000	271,922
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	306,000	300,593
144A, 3.75%, 8/1/25	459,000	445,642
144A, 5.125%, 12/15/26	313,000	306,162
144A, 4.00%, 8/1/28	505,000	463,020
144A, 3.50%, 9/1/28	459,000	416,109
144A, 4.75%, 6/15/29	459,000	429,778
144A, 4.375%, 8/15/29	337,000	307,031
144A, 6.75%, 1/15/31	627,000	641,334
Madison IAQ LLC, 144A, 4.125%, 6/30/28	429,000	390,801
Stericycle, Inc., 144A, 3.875%, 1/15/29	306,000	275,375

(Cost $5,656,688)		5,714,195

Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc. 144A, 4.125%, 6/30/28	245,000	227,877
144A, 4.125%, 4/15/29	245,000	227,363
Manitowoc Co., Inc., 144A, 9.00%, 4/1/26	184,000	183,770
Terex Corp., 144A, 5.00%, 5/15/29	367,000	342,705
Vertiv Group Corp., 144A, 4.125%, 11/15/28	567,000	523,136

(Cost $1,485,578)		1,504,851

Machinery-Diversified — 0.4%
ATS Corp., 144A, 4.125%, 12/15/28	214,000	195,307

	Principal Amount	Value
Machinery-Diversified (Continued)
Chart Industries, Inc. 144A, 7.50%, 1/1/30	$923,000	$952,085
144A, 9.50%, 1/1/31	312,000	335,203
Mueller Water Products, Inc., 144A, 4.00%, 6/15/29	276,000	250,993
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	987,000	948,059

(Cost $2,665,244)		2,681,647

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc. 144A, 5.00%, 9/30/27	214,000	206,743
144A, 6.375%, 6/15/30	306,000	305,990
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/29	306,000	278,777

(Cost $783,142)		791,510

Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc. 144A, 5.625%, 7/1/27	245,000	240,178
144A, 4.625%, 5/15/30	245,000	223,066
Calderys Financing LLC, 144A, 11.25%, 6/1/28	337,000	360,793
Enpro Industries, Inc., 5.75%, 10/15/26	212,000	208,747
Gates Global LLC / Gates Corp., 144A, 6.25%, 1/15/26	250,000	249,148
Hillenbrand, Inc. 5.75%, 6/15/25	245,000	243,177
5.00%, 9/15/26	230,000	225,007
6.25%, 2/15/29	313,000	313,043
3.75%, 3/1/31	214,000	182,435
LSB Industries, Inc., 144A, 6.25%, 10/15/28	352,000	333,791
Trinity Industries, Inc., 144A, 7.75%, 7/15/28	245,000	252,461

(Cost $2,791,785)		2,831,846

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	367,000	360,358
144A, 3.25%, 9/1/28	367,000	318,061
144A, 4.00%, 9/1/29	669,000	543,336
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	429,000	424,504
144A, 4.125%, 8/15/26	769,000	709,433
Ball Corp. 6.875%, 3/15/28	499,000	511,124
6.00%, 6/15/29	612,000	614,966
2.875%, 8/15/30	822,000	695,953
3.125%, 9/15/31	551,000	464,194
Berry Global, Inc. 144A, 4.50%, 2/15/26	178,000	172,529
144A, 5.625%, 7/15/27	366,000	360,842

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	$273,000	$263,899
Clearwater Paper Corp., 144A, 4.75%, 8/15/28	168,000	155,400
Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/29	306,000	304,232
Crown Americas LLC, 5.25%, 4/1/30	306,000	294,739
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	245,000	235,141
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	536,000	524,396
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	314,000	330,586
Graphic Packaging International LLC 144A, 4.75%, 7/15/27	184,000	177,974
144A, 3.50%, 3/15/28	276,000	252,391
144A, 3.50%, 3/1/29	214,000	190,783
144A, 3.75%, 2/1/30	251,000	223,347
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A, 6.00%, 9/15/28	420,000	390,503
LABL, Inc. 144A, 6.75%, 7/15/26	429,000	416,064
144A, 5.875%, 11/1/28	306,000	274,091
144A, 9.50%, 11/1/28	224,000	224,053
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/26	1,739,000	1,762,158
OI European Group BV, 144A, 4.75%, 2/15/30	245,000	225,547
Owens-Brockway Glass Container, Inc. 144A, 6.375%, 8/15/25	184,000	185,995
144A, 6.625%, 5/13/27	375,000	374,170
144A, 7.25%, 5/15/31	452,000	458,097
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A, 4.375%, 10/15/28	306,000	283,603
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	666,000	620,379
Sealed Air Corp. 144A, 5.50%, 9/15/25	245,000	244,535
144A, 4.00%, 12/1/27	260,000	241,834
144A, 6.125%, 2/1/28	555,000	553,301
144A, 5.00%, 4/15/29	260,000	246,295
144A, 7.25%, 2/15/31	260,000	268,420
144A, 6.875%, 7/15/33	266,000	275,284
Silgan Holdings, Inc., 4.125%, 2/1/28	349,000	325,822
TriMas Corp., 144A, 4.125%, 4/15/29	245,000	223,327
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	664,000	647,531

(Cost $16,234,495)		16,369,197

	Principal Amount	Value
Transportation — 0.4%
Danaos Corp., 144A, 8.50%, 3/1/28	$161,000	$165,221
First Student Bidco, Inc. / First Transit Parent, Inc., 144A, 4.00%, 7/31/29	383,000	333,210
GN Bondco LLC, 144A, 9.50%, 10/15/31	473,000	468,270
Rand Parent LLC, 144A, 8.50%, 2/15/30	566,000	549,681
RXO, Inc., 144A, 7.50%, 11/15/27	217,000	224,052
XPO CNW, Inc., 6.70%, 5/1/34	183,000	189,345
XPO, Inc. 144A, 7.125%, 6/1/31	276,000	281,877
144A, 7.125%, 2/1/32	370,000	376,162

(Cost $2,562,003)		2,587,818

Technology — 4.4%
Computers — 1.3%
ASGN, Inc., 144A, 4.625%, 5/15/28	337,000	314,287
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 144A, 6.00%, 11/1/29	318,000	291,786
Crane NXT Co., 4.20%, 3/15/48	221,000	159,797
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	459,000	405,043
KBR, Inc., 144A, 4.75%, 9/30/28	153,000	140,373
NCR Atleos Corp., 144A, 9.50%, 4/1/29	874,000	924,513
NCR Voyix Corp. 144A, 5.00%, 10/1/28	398,000	369,893
144A, 5.125%, 4/15/29	785,000	727,832
144A, 5.25%, 10/1/30	276,000	249,314
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	322,000	309,482
Science Applications International Corp., 144A, 4.875%, 4/1/28	245,000	232,003
Seagate HDD Cayman 4.875%, 6/1/27	309,000	299,231
4.091%, 6/1/29	226,000	206,230
144A, 8.25%, 12/15/29	349,000	373,956
4.125%, 1/15/31	169,000	148,442
144A, 8.50%, 7/15/31	349,000	377,345
9.625%, 12/1/32	547,000	618,165
5.75%, 12/1/34	300,000	288,360
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A, 5.75%, 6/1/25	184,000	182,188
Unisys Corp., 144A, 6.875%, 11/1/27	297,000	266,863
Western Digital Corp., 4.75%, 2/15/26	1,455,000	1,421,992

(Cost $8,200,301)		8,307,095

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Office/Business Equipment — 0.3%
Pitney Bowes, Inc. 144A, 6.875%, 3/15/27	$233,000	$209,117
144A, 7.25%, 3/15/29	244,000	211,280
Xerox Corp. 4.80%, 3/1/35	153,000	116,075
6.75%, 12/15/39	214,000	183,049
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	459,000	451,435
144A, 5.50%, 8/15/28	518,000	468,428

(Cost $1,572,146)		1,639,384

Semiconductors — 0.5%
Amkor Technology, Inc., 144A, 6.625%, 9/15/27	322,000	323,711
ams-OSRAM AG, 144A, 12.25%, 3/30/29	244,000	247,508
Entegris, Inc. 144A, 4.375%, 4/15/28	245,000	228,934
144A, 4.75%, 4/15/29	1,012,000	954,243
144A, 3.625%, 5/1/29	245,000	216,825
144A, 5.95%, 6/15/30	596,000	584,410
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	429,000	392,333
Synaptics, Inc., 144A, 4.00%, 6/15/29	245,000	219,423

(Cost $3,184,047)		3,167,387

Software — 2.3%
Alteryx, Inc., 144A, 8.75%, 3/15/28	276,000	279,900
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	379,000	379,375
Camelot Finance SA, 144A, 4.50%, 11/1/26	429,000	409,837
Capstone Borrower, Inc., 144A, 8.00%, 6/15/30	245,000	253,220
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.00%, 6/15/29	503,000	515,545
Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	500,000	503,313
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	578,000	527,619
144A, 4.875%, 7/1/29	578,000	524,195
Cloud Software Group, Inc., 144A, 6.50%, 3/31/29	2,530,000	2,356,083
Consensus Cloud Solutions, Inc. 144A, 6.00%, 10/15/26	187,000	177,589
144A, 6.50%, 10/15/28	291,000	258,879
Dun & Bradstreet Corp., 144A, 5.00%, 12/15/29	282,000	259,440
Elastic NV, 144A, 4.125%, 7/15/29	352,000	316,178
Fair Isaac Corp. 144A, 5.25%, 5/15/26	245,000	242,402
144A, 4.00%, 6/15/28	564,000	523,908

	Principal Amount	Value
Software (Continued)
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL, 144A, 4.625%, 5/1/28	$214,000	$190,846
MicroStrategy, Inc., 144A, 6.125%, 6/15/28	306,000	295,045
Open Text Corp. 144A, 3.875%, 2/15/28	564,000	518,248
144A, 3.875%, 12/1/29	521,000	460,492
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	564,000	497,940
144A, 4.125%, 12/1/31	398,000	340,656
PTC, Inc., 144A, 4.00%, 2/15/28	306,000	285,495
RingCentral, Inc., 144A, 8.50%, 8/15/30	268,000	277,083
ROBLOX Corp., 144A, 3.875%, 5/1/30	666,000	583,303
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	1,315,000	1,280,547
Twilio, Inc. 3.625%, 3/15/29	336,000	299,129
3.875%, 3/15/31	306,000	266,240
UKG, Inc., 144A, 6.875%, 2/1/31	1,500,000	1,515,600
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 144A, 3.875%, 2/1/29	398,000	356,580

(Cost $14,640,209)		14,694,687

Utilities — 3.8%
Electric — 3.5%
Algonquin Power & Utilities Corp., 4.75%, 1/18/82	459,000	397,174
Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	245,000	223,880
Calpine Corp. 144A, 5.25%, 6/1/26	257,000	253,195
144A, 4.50%, 2/15/28	784,000	738,486
144A, 5.125%, 3/15/28	886,000	842,269
144A, 4.625%, 2/1/29	398,000	366,271
144A, 5.00%, 2/1/31	567,000	506,752
144A, 3.75%, 3/1/31	514,000	440,603
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	567,000	530,056
144A, 3.75%, 2/15/31	616,000	519,451
144A, 3.75%, 1/15/32	214,000	179,002
DPL, Inc. 4.125%, 7/1/25	254,000	246,319
4.35%, 4/15/29	262,000	237,411
Drax Finco PLC, 144A, 6.625%, 11/1/25	306,000	302,175
Edison International 8.125%, 6/15/53	306,000	314,045
7.875%, 6/15/54	285,000	290,541
Electricite de France SA, 144A, 9.125%, Perpetual	948,000	1,051,863
Emera, Inc., Series 16-A, 6.75%, 6/15/76	759,000	743,736

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Electric (Continued)
FirstEnergy Corp. 2.05%, 3/1/25	$184,000	$177,214
Series A, 1.60%, 1/15/26	188,000	173,909
Series B, 4.15%, 7/15/27	1,012,000	961,146
2.65%, 3/1/30	367,000	313,724
Series B, 2.25%, 9/1/30	348,000	286,406
Series C, 7.375%, 11/15/31	284,000	329,639
Series C, 5.10%, 7/15/47	384,000	330,868
Series C, 3.40%, 3/1/50	480,000	320,703
Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/1/29	230,000	198,003
NextEra Energy Operating Partners LP 144A, 3.875%, 10/15/26	306,000	285,727
144A, 4.50%, 9/15/27	337,000	314,401
144A, 7.25%, 1/15/29	474,000	481,817
NRG Energy, Inc. 6.625%, 1/15/27	230,000	229,964
5.75%, 1/15/28	547,000	538,797
144A, 3.375%, 2/15/29	306,000	267,087
144A, 5.25%, 6/15/29	449,000	425,509
144A, 3.625%, 2/15/31	687,000	577,652
144A, 3.875%, 2/15/32	294,000	245,595
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/28	391,000	358,647
PG&E Corp. 5.00%, 7/1/28	633,000	603,743
5.25%, 7/1/30	633,000	595,057
Pike Corp. 144A, 5.50%, 9/1/28	400,000	379,426
144A, 8.625%, 1/31/31	310,000	327,376
Talen Energy Supply LLC, 144A, 8.625%, 6/1/30	759,000	800,776
TransAlta Corp. 7.75%, 11/15/29	245,000	254,739
6.50%, 3/15/40	184,000	181,389

	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	$612,000	$602,622
144A, 5.625%, 2/15/27	822,000	800,997
144A, 5.00%, 7/31/27	822,000	787,899
144A, 4.375%, 5/1/29	791,000	721,516
144A, 7.75%, 10/15/31	917,000	948,542

(Cost $21,928,684)		22,004,119

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	429,000	421,063
5.875%, 8/20/26	413,000	400,253
5.75%, 5/20/27	322,000	304,417
144A, 9.375%, 6/1/28	306,000	310,590

(Cost $1,441,309)		1,436,323

Water — 0.1%
Solaris Midstream Holdings LLC, 144A, 7.625%, 4/1/26
(Cost $242,059)	245,000	244,814

TOTAL CORPORATE BONDS (Cost $604,208,025)		610,311,128

	Number of Shares
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $12,640,713)	12,640,713	12,640,713

TOTAL INVESTMENTS — 98.9% (Cost $616,848,738)		$622,951,841
Other assets and liabilities, net — 1.1%		6,708,359

NET ASSETS — 100.0%		$629,660,200

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 10/27/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
—	24,463,327	(11,822,614)	—	—	49,885	—	12,640,713	12,640,713

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Perpetual:	Callable security with no stated maturity date.
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$610,311,128	$—	$610,311,128
Short-Term Investments (a)	12,640,713	—	—	12,640,713

TOTAL	$12,640,713	$610,311,128	$—	$622,951,841

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.6%
Basic Materials — 4.1%
Chemicals — 1.9%
Ashland, Inc., 144A, 3.375%, 9/1/31	$1,859,000	$1,559,325
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	3,217,000	2,044,455
144A, 7.50%, 9/30/29	1,609,000	880,143
Avient Corp. 144A, 5.75%, 5/15/25	2,728,000	2,714,666
144A, 7.125%, 8/1/30	2,986,000	3,055,096
Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	2,068,000	2,148,030
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	2,846,000	2,531,958
Chemours Co. 5.375%, 5/15/27	2,015,000	1,842,939
144A, 5.75%, 11/15/28 (a)	3,147,000	2,763,466
144A, 4.625%, 11/15/29	2,619,000	2,156,857
Consolidated Energy Finance SA 144A, 5.625%, 10/15/28	2,125,000	1,726,977
144A, 12.00%, 2/15/31	2,400,000	2,455,992
INEOS Finance PLC 144A, 6.75%, 5/15/28	1,856,000	1,816,874
144A, 7.50%, 4/15/29	2,750,000	2,733,088
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/29 (a)	1,566,000	1,649,304
Methanex Corp. 5.125%, 10/15/27	3,038,000	2,923,287
5.25%, 12/15/29 (a)	2,712,000	2,581,156
NOVA Chemicals Corp. 144A, 5.00%, 5/1/25	2,011,000	1,966,296
144A, 5.25%, 6/1/27	4,369,000	4,053,440
144A, 8.50%, 11/15/28	1,499,000	1,584,602
144A, 4.25%, 5/15/29	2,370,000	1,963,349
144A, 9.00%, 2/15/30	2,500,000	2,511,120
Olin Corp. 5.125%, 9/15/27	2,016,000	1,957,415
5.625%, 8/1/29	2,760,000	2,702,965
5.00%, 2/1/30	2,166,000	2,026,550
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	4,155,000	3,801,887
144A, 6.625%, 5/1/29	2,815,000	2,562,844
Tronox, Inc., 144A, 4.625%, 3/15/29 (a)	4,323,000	3,832,236

(Cost $72,269,064)		66,546,317

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $3,449,542)	3,507,000	3,026,192

Iron/Steel — 0.7%
ATI, Inc., 7.25%, 8/15/30	1,772,000	1,823,299
Cleveland-Cliffs, Inc. 144A, 6.75%, 3/15/26	3,334,000	3,362,753
5.875%, 6/1/27 (a)	2,232,000	2,210,808
144A, 6.75%, 4/15/30	3,016,000	2,997,699
Metinvest BV, 144A, 7.75%, 10/17/29	600,000	426,648

	Principal Amount	Value
Iron/Steel (Continued)
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	$2,798,000	$2,825,742
144A, 8.00%, 11/1/27	2,514,000	2,563,526
144A, 9.25%, 10/1/28	4,424,000	4,645,200
144A, 8.50%, 5/1/30	2,578,000	2,650,776
United States Steel Corp., 6.875%, 3/1/29	1,908,000	1,932,127

(Cost $25,327,246)		25,438,578

Mining — 1.4%
First Quantum Minerals Ltd. 144A, 7.50%, 4/1/25	4,546,000	4,546,000
144A, 6.875%, 3/1/26 (a)	4,127,000	4,127,000
144A, 6.875%, 10/15/27	6,088,000	5,795,628
144A, 8.625%, 6/1/31 (a)	5,227,000	4,998,403
FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27	2,688,000	2,576,199
144A, 5.875%, 4/15/30	2,679,000	2,624,935
144A, 4.375%, 4/1/31	6,033,000	5,412,565
144A, 6.125%, 4/15/32	3,150,000	3,115,977
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	2,398,000	2,313,656
144A, 6.125%, 4/1/29	2,685,000	2,637,465
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	2,016,000	1,861,878
144A, 4.50%, 6/1/31	2,212,000	1,892,710
Nexa Resources SA 144A, 5.375%, 5/4/27	3,037,000	2,932,812
144A, 6.50%, 1/18/28	2,012,000	2,019,044
Vedanta Resources Finance II PLC, 144A, 9.25%, 4/23/26	1,835,000	1,524,647

(Cost $49,691,063)		48,378,919

Communications — 16.5%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27 (a)	5,027,000	4,705,979
144A, 7.75%, 4/15/28 (a)	4,022,000	3,481,499
144A, 9.00%, 9/15/28 (a)	3,022,000	3,154,046
144A, 7.50%, 6/1/29 (a)	4,192,000	3,473,323
Lamar Media Corp. 3.75%, 2/15/28	2,468,000	2,291,267
4.00%, 2/15/30	2,265,000	2,023,291
3.625%, 1/15/31 (a)	2,069,000	1,788,113
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	2,681,000	2,581,240
144A, 4.25%, 1/15/29	2,038,000	1,832,315
144A, 4.625%, 3/15/30 (a)	2,009,000	1,784,935
144A, 7.375%, 2/15/31	1,613,000	1,684,512
Stagwell Global LLC, 144A, 5.625%, 8/15/29	4,501,000	4,022,994

(Cost $35,595,315)		32,823,514

Internet — 1.8%
EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	4,182,000	4,290,627

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Internet (Continued)
Gen Digital, Inc. 144A, 5.00%, 4/15/25	$4,453,000	$4,412,745
144A, 6.75%, 9/30/27	3,620,000	3,641,896
144A, 7.125%, 9/30/30	2,475,000	2,530,711
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	2,518,000	2,438,620
144A, 3.50%, 3/1/29	3,357,000	2,992,049
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	1,848,000	1,764,197
144A, 4.625%, 6/1/28	2,053,000	1,931,945
144A, 4.125%, 8/1/30	2,048,000	1,810,872
144A, 3.625%, 10/1/31	1,842,000	1,553,469
MercadoLibre, Inc. 2.375%, 1/14/26	1,370,000	1,291,233
3.125%, 1/14/31	2,534,000	2,123,337
Newfold Digital Holdings Group, Inc., 144A, 11.75%, 10/15/28	2,071,000	2,251,208
Rakuten Group, Inc., 144A, 11.25%, 2/15/27	7,100,000	7,560,986
Uber Technologies, Inc. 144A, 8.00%, 11/1/26	5,974,000	6,083,868
144A, 7.50%, 9/15/27	4,906,000	5,022,778
144A, 6.25%, 1/15/28	2,018,000	2,022,419
144A, 4.50%, 8/15/29	5,883,000	5,519,452
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	1,852,000	1,662,465

(Cost $62,044,372)		60,904,877

Media — 9.3%
Altice Financing SA 144A, 5.00%, 1/15/28	4,881,000	4,323,351
144A, 5.75%, 8/15/29	8,245,000	7,110,039
AMC Networks, Inc. 4.75%, 8/1/25	3,098,000	2,957,364
4.25%, 2/15/29 (a)	4,022,000	2,607,161
Cable One, Inc., 144A, 4.00%, 11/15/30 (a)	2,643,000	1,999,430
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.50%, 5/1/26	3,016,000	2,965,905
144A, 5.125%, 5/1/27	13,071,000	12,370,001
144A, 5.00%, 2/1/28	10,130,000	9,357,501
144A, 5.375%, 6/1/29	5,911,000	5,351,599
144A, 6.375%, 9/1/29	6,033,000	5,672,388
144A, 4.75%, 3/1/30	12,265,000	10,445,119
144A, 4.50%, 8/15/30	11,056,000	9,181,013
144A, 4.25%, 2/1/31	12,065,000	9,715,190
144A, 7.375%, 3/1/31 (a)	4,424,000	4,289,305
144A, 4.75%, 2/1/32	4,826,000	3,898,925
4.50%, 5/1/32	11,638,000	9,205,362
144A, 4.50%, 6/1/33	7,036,000	5,419,775
144A, 4.25%, 1/15/34	8,044,000	6,022,083
CSC Holdings LLC 144A, 5.50%, 4/15/27	5,371,000	4,824,222
144A, 5.375%, 2/1/28	3,996,000	3,487,169
144A, 7.50%, 4/1/28	4,206,000	2,994,672
144A, 11.25%, 5/15/28	3,991,000	4,121,745

	Principal Amount	Value
Media (Continued)
144A, 11.75%, 1/31/29	$8,245,000	$8,623,833
144A, 6.50%, 2/1/29	7,038,000	6,142,133
144A, 5.75%, 1/15/30	9,049,000	5,329,861
144A, 4.125%, 12/1/30	4,424,000	3,297,716
144A, 4.625%, 12/1/30 (a)	9,351,000	5,209,442
144A, 3.375%, 2/15/31	4,022,000	2,842,408
144A, 4.50%, 11/15/31	6,033,000	4,485,143
144A, 5.00%, 11/15/31	2,011,000	1,098,107
DISH DBS Corp. 7.75%, 7/1/26	8,043,000	5,135,536
144A, 5.25%, 12/1/26	11,060,000	8,854,913
7.375%, 7/1/28	4,018,000	1,964,340
144A, 5.75%, 12/1/28	10,054,000	6,981,246
5.125%, 6/1/29	6,032,000	2,578,680
DISH Network Corp., 144A, 11.75%, 11/15/27	14,076,000	14,692,575
Gray Television, Inc. 144A, 5.875%, 7/15/26	2,713,000	2,577,350
144A, 7.00%, 5/15/27 (a)	3,004,000	2,718,290
144A, 4.75%, 10/15/30	3,217,000	2,076,235
iHeartCommunications, Inc. 6.375%, 5/1/26 (a)	3,227,587	2,751,518
8.375%, 5/1/27	3,686,151	2,216,059
144A, 5.25%, 8/15/27 (a)	3,016,000	2,239,199
144A, 4.75%, 1/15/28	1,998,000	1,440,618
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	3,332,000	3,098,677
144A, 8.00%, 8/1/29	2,570,000	2,347,489
News Corp. 144A, 3.875%, 5/15/29	3,997,000	3,615,881
144A, 5.125%, 2/15/32	2,148,000	2,003,085
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	6,925,000	6,570,159
144A, 4.75%, 11/1/28 (a)	4,022,000	3,576,023
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26 (a)	3,574,000	2,818,252
144A, 6.50%, 9/15/28	4,022,000	1,940,112
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30 (a)	1,952,000	1,418,187
144A, 4.125%, 12/1/30	3,018,000	2,208,044
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	4,022,000	3,754,235
144A, 5.00%, 8/1/27	6,180,000	5,894,653
144A, 4.00%, 7/15/28	8,044,000	7,255,171
144A, 5.50%, 7/1/29	5,067,000	4,796,574
144A, 4.125%, 7/1/30	5,888,000	5,071,469
144A, 3.875%, 9/1/31	6,033,000	4,992,826
TEGNA, Inc. 144A, 4.75%, 3/15/26	2,154,000	2,083,543
4.625%, 3/15/28	3,903,000	3,518,750
5.00%, 9/15/29	4,424,000	3,897,632
Univision Communications, Inc. 144A, 6.625%, 6/1/27	6,033,000	5,852,870
144A, 8.00%, 8/15/28	5,793,000	5,828,917
144A, 4.50%, 5/1/29	4,223,000	3,706,927
144A, 7.375%, 6/30/30 (a)	3,684,000	3,561,675

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Media (Continued)
Videotron Ltd. 144A, 5.125%, 4/15/27	$2,413,500	$2,367,010
144A, 3.625%, 6/15/29 (a)	1,952,000	1,755,121
VTR Finance NV, 144A, 6.375%, 7/15/28	1,943,000	851,466
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	2,514,000	2,458,496
144A, 5.125%, 2/28/30	2,072,000	1,774,522
Ziggo BV, 144A, 4.875%, 1/15/30	3,986,000	3,554,700

(Cost $378,896,437)		324,146,987

Telecommunications — 4.5%
Altice France Holding SA 144A, 10.50%, 5/15/27	6,282,000	4,110,246
144A, 6.00%, 2/15/28	4,422,000	2,237,052
Altice France SA 144A, 8.125%, 2/1/27	7,038,000	6,474,711
144A, 5.50%, 1/15/28	4,424,000	3,614,545
144A, 5.125%, 1/15/29	1,922,000	1,454,794
144A, 5.125%, 7/15/29	10,054,000	7,604,493
144A, 5.50%, 10/15/29	8,044,000	6,100,603
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	4,907,000	4,630,024
CommScope Technologies LLC 144A, 6.00%, 6/15/25 (a)	5,126,000	4,182,713
144A, 5.00%, 3/15/27 (a)	3,016,000	1,082,654
CommScope, Inc. 144A, 6.00%, 3/1/26 (a)	6,033,000	5,436,909
144A, 8.25%, 3/1/27 (a)	3,487,000	1,530,584
144A, 7.125%, 7/1/28 (a)	2,580,000	1,034,670
144A, 4.75%, 9/1/29 (a)	5,027,000	3,448,648
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28	1,609,000	1,330,345
144A, 6.50%, 10/1/28	3,016,000	2,593,760
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	4,754,000	4,598,550
144A, 5.00%, 5/1/28	6,195,000	5,739,724
144A, 6.75%, 5/1/29	4,022,000	3,615,709
5.875%, 11/1/29	3,055,189	2,619,992
144A, 6.00%, 1/15/30 (a)	3,970,000	3,398,853
144A, 8.75%, 5/15/30	4,826,000	4,927,324
144A, 8.625%, 3/15/31	3,016,000	3,058,504
Hughes Satellite Systems Corp. 5.25%, 8/1/26	3,016,000	2,579,751
6.625%, 8/1/26 (a)	3,015,500	1,990,230
Iliad Holding SASU 144A, 6.50%, 10/15/26	4,826,000	4,774,823
144A, 7.00%, 10/15/28	3,436,000	3,402,434
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	12,065,000	11,255,225
Level 3 Financing, Inc. 144A, 3.40%, 3/1/27 (a)	2,983,000	2,416,319
144A, 4.625%, 9/15/27	4,022,000	2,493,640
144A, 4.25%, 7/1/28	4,826,000	2,316,480
144A, 3.625%, 1/15/29	3,378,000	1,452,540
144A, 3.875%, 11/15/29 (a)	3,016,000	1,779,440
144A, 10.50%, 5/15/30 (a)	3,767,000	3,880,010

	Principal Amount	Value
Telecommunications (Continued)
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	$1,612,000	$1,078,313
144A, 4.00%, 2/15/27 (a)	4,996,000	3,027,726
144A, 4.50%, 1/15/29	1,695,000	535,535
Millicom International Cellular SA 144A, 5.125%, 1/15/28	1,751,400	1,671,020
144A, 6.25%, 3/25/29	2,428,200	2,359,907
144A, 4.50%, 4/27/31	3,194,000	2,758,818
Sable International Finance Ltd., 144A, 5.75%, 9/7/27	2,039,000	1,956,951
Viasat, Inc. 144A, 5.625%, 9/15/25	2,828,000	2,747,501
144A, 5.625%, 4/15/27	2,440,000	2,293,075
144A, 6.50%, 7/15/28	1,609,000	1,193,717
144A, 7.50%, 5/30/31	2,950,000	2,076,063
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	5,630,000	5,262,351
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27 (a)	5,942,000	4,953,667
144A, 6.125%, 3/1/28	4,344,000	3,306,138

(Cost $188,923,452)		158,387,081

Consumer, Cyclical — 19.6%
Airlines — 1.2%
Air Canada, 144A, 3.875%, 8/15/26	4,826,000	4,576,155
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	1,959,000	1,915,571
American Airlines, Inc. 144A, 7.25%, 2/15/28 (a)	3,114,000	3,142,751
144A, 8.50%, 5/15/29	3,972,000	4,178,079
Delta Air Lines, Inc. 7.375%, 1/15/26	3,389,000	3,498,549
4.375%, 4/19/28 (a)	1,688,000	1,620,176
3.75%, 10/28/29 (a)	1,699,000	1,546,217
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	4,836,858	4,570,783
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A, 8.00%, 9/20/25 (a)	2,414,868	1,748,678
144A, 8.00%, 9/20/25	2,050,366	1,484,732
United Airlines, Inc. 144A, 4.375%, 4/15/26	8,044,000	7,750,753
144A, 4.625%, 4/15/29	7,769,000	7,173,777

(Cost $45,977,057)		43,206,221

Apparel — 0.2%
Hanesbrands, Inc. 144A, 4.875%, 5/15/26	3,620,000	3,497,511
144A, 9.00%, 2/15/31 (a)	2,490,000	2,498,105
Levi Strauss & Co., 144A, 3.50%, 3/1/31 (a)	1,998,000	1,733,195

(Cost $7,871,571)		7,728,811

Auto Manufacturers — 0.4%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,622,000	1,556,821
144A, 5.875%, 6/1/29	2,067,000	2,037,843

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
144A, 3.75%, 1/30/31	$3,878,000	$3,354,219
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	4,986,000	5,059,987

(Cost $12,505,961)		12,008,870

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd. 144A, 4.875%, 8/15/26	3,195,000	3,099,985
144A, 7.00%, 4/15/28 (a)	2,023,000	2,064,609
144A, 8.25%, 4/15/31 (a)	2,067,000	2,177,977
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	2,011,000	1,987,957
6.875%, 7/1/28	1,545,000	1,494,339
5.00%, 10/1/29 (a)	2,485,000	2,157,097
Clarios Global LP, 144A, 6.75%, 5/15/25	1,798,000	1,798,307
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	3,591,000	3,584,330
144A, 8.50%, 5/15/27	6,582,000	6,628,449
144A, 6.75%, 5/15/28	3,152,000	3,192,850
Dana, Inc. 5.375%, 11/15/27	1,620,000	1,565,428
5.625%, 6/15/28	1,624,000	1,573,993
4.25%, 9/1/30	1,679,000	1,449,804
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	3,220,000	3,255,211
5.00%, 5/31/26	3,620,000	3,528,977
4.875%, 3/15/27 (a)	2,918,000	2,803,385
5.00%, 7/15/29 (a)	3,149,000	2,901,996
5.25%, 4/30/31 (a)	2,248,000	2,038,314
5.25%, 7/15/31 (a)	2,465,000	2,227,017
5.625%, 4/30/33	1,810,000	1,620,355
Tenneco, Inc., 144A, 8.00%, 11/17/28	7,642,000	6,971,147
ZF North America Capital, Inc. 144A, 4.75%, 4/29/25	4,333,000	4,271,252
144A, 6.875%, 4/14/28	2,413,000	2,465,560
144A, 7.125%, 4/14/30	2,470,000	2,575,405

(Cost $68,941,088)		67,433,744

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	2,887,000	2,699,805
144A, 3.875%, 11/15/29	1,627,000	1,454,506
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,027,000	4,540,954
Ritchie Bros Holdings, Inc. 144A, 6.75%, 3/15/28	2,212,000	2,266,636
144A, 7.75%, 3/15/31	3,301,000	3,474,303

(Cost $15,145,241)		14,436,204

Entertainment — 3.4%
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29 (a)	3,861,000	2,672,897
Banijay Entertainment SASU, 144A, 8.125%, 5/1/29	1,624,000	1,681,101

	Principal Amount	Value
Entertainment (Continued)
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	$2,471,000	$2,472,663
144A, 8.125%, 7/1/27	6,723,000	6,907,553
144A, 4.625%, 10/15/29 (a)	4,876,000	4,454,815
144A, 7.00%, 2/15/30	8,420,000	8,632,597
144A, 6.50%, 2/15/32	5,700,000	5,746,215
Cedar Fair LP, 5.25%, 7/15/29	2,085,000	1,970,754
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	4,216,000	4,205,407
5.375%, 4/15/27 (a)	2,011,000	1,991,069
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	2,413,000	2,371,769
144A, 4.75%, 1/15/28	2,847,000	2,695,435
144A, 5.75%, 4/1/30	4,971,000	4,779,521
144A, 6.75%, 5/1/31	2,315,000	2,319,273
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	1,628,000	1,605,012
144A, 5.25%, 7/15/28 (a)	2,958,000	2,766,514
International Game Technology PLC 144A, 4.125%, 4/15/26	3,016,000	2,913,330
144A, 6.25%, 1/15/27	3,092,000	3,107,170
144A, 5.25%, 1/15/29 (a)	3,097,000	2,996,066
Light & Wonder International, Inc. 144A, 7.00%, 5/15/28	2,815,000	2,830,069
144A, 7.25%, 11/15/29	2,011,000	2,059,709
144A, 7.50%, 9/1/31	2,264,000	2,360,342
Live Nation Entertainment, Inc. 144A, 6.50%, 5/15/27	4,826,000	4,871,471
144A, 4.75%, 10/15/27	3,847,000	3,686,542
144A, 3.75%, 1/15/28	2,107,000	1,944,550
Merlin Entertainments Group US Holdings, Inc., 144A, 7.375%, 2/15/31	2,000,000	2,002,484
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	4,726,000	4,460,186
Penn Entertainment, Inc. 144A, 5.625%, 1/15/27	1,602,000	1,532,914
144A, 4.125%, 7/1/29 (a)	1,660,000	1,395,778
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29 (a)	3,016,000	2,174,642
144A, 5.875%, 9/1/31 (a)	2,956,000	2,097,415
Six Flags Entertainment Corp. 144A, 5.50%, 4/15/27 (a)	2,008,000	1,966,926
144A, 7.25%, 5/15/31 (a)	3,217,000	3,239,905
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,397,000	2,407,151
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	2,218,000	1,966,072
144A, 3.875%, 7/15/30	2,208,000	1,950,293
144A, 3.00%, 2/15/31 (a)	3,032,000	2,534,665
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 5.125%, 10/1/29	3,087,000	2,914,188
144A, 7.125%, 2/15/31	3,923,000	4,053,668

(Cost $124,019,732)		118,738,131

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Food Service — 0.3%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	$2,189,000	$2,176,895
144A, 5.00%, 2/1/28	4,846,000	4,649,029
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	1,832,000	1,716,859
144A, 10.50%, 5/15/29	2,715,000	2,467,655

(Cost $11,618,712)		11,010,438

Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	1,672,000	1,505,204
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	2,423,000	2,349,770
144A, 4.875%, 2/15/30	1,954,000	1,737,634
Mattamy Group Corp. 144A, 5.25%, 12/15/27	2,088,000	2,015,430
144A, 4.625%, 3/1/30	2,443,000	2,195,433
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	2,053,000	2,043,827
144A, 5.75%, 1/15/28	1,858,000	1,822,487
144A, 5.125%, 8/1/30	1,894,000	1,789,617

(Cost $16,572,166)		15,459,402

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 144A, 4.00%, 4/15/29	3,321,000	2,979,928
144A, 3.875%, 10/15/31	3,071,000	2,557,504

(Cost $6,229,045)		5,537,432

Housewares — 0.5%
Newell Brands, Inc. 4.875%, 6/1/25	2,011,000	1,970,635
5.20%, 4/1/26	7,983,000	7,760,284
6.375%, 9/15/27 (a)	2,163,000	2,102,071
6.625%, 9/15/29 (a)	2,011,000	1,928,734
Scotts Miracle-Gro Co. 4.50%, 10/15/29	1,670,000	1,483,828
4.00%, 4/1/31	1,910,000	1,621,991
4.375%, 2/1/32	1,655,000	1,385,566

(Cost $19,556,874)		18,253,109

Leisure Time — 3.2%
Carnival Corp. 144A, 7.625%, 3/1/26 (a)	5,582,000	5,658,698
144A, 5.75%, 3/1/27	11,153,000	11,022,500
144A, 4.00%, 8/1/28	9,353,000	8,634,636
144A, 6.00%, 5/1/29 (a)	8,044,000	7,865,729
144A, 7.00%, 8/15/29	2,044,000	2,121,729
144A, 10.50%, 6/1/30	4,022,000	4,391,369
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	8,164,000	8,912,018
Life Time, Inc. 144A, 5.75%, 1/15/26	3,817,000	3,788,744
144A, 8.00%, 4/15/26 (a)	1,855,000	1,873,606
NCL Corp. Ltd. 144A, 5.875%, 3/15/26	5,731,000	5,602,053
144A, 5.875%, 2/15/27	4,022,000	3,977,945

	Principal Amount	Value
Leisure Time (Continued)
144A, 8.375%, 2/1/28	$2,418,000	$2,540,070
144A, 8.125%, 1/15/29	3,205,000	3,374,503
144A, 7.75%, 2/15/29 (a)	2,413,000	2,475,366
Royal Caribbean Cruises Ltd. 144A, 4.25%, 7/1/26	2,623,000	2,528,676
144A, 5.50%, 8/31/26	4,022,000	3,979,864
144A, 5.375%, 7/15/27	4,101,000	4,026,481
144A, 11.625%, 8/15/27	5,596,000	6,057,187
3.70%, 3/15/28	2,056,000	1,899,292
144A, 5.50%, 4/1/28	5,771,000	5,684,724
144A, 9.25%, 1/15/29	4,197,000	4,517,764
144A, 7.25%, 1/15/30	2,918,000	3,036,077
Viking Cruises Ltd. 144A, 5.875%, 9/15/27	3,339,000	3,266,611
144A, 7.00%, 2/15/29	2,068,000	2,069,037
144A, 9.125%, 7/15/31	2,896,000	3,137,146

(Cost $113,037,790)		112,441,825

Lodging — 2.5%
Boyd Gaming Corp. 4.75%, 12/1/27	4,126,000	3,971,148
144A, 4.75%, 6/15/31	3,662,000	3,330,021
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	2,184,000	2,178,937
144A, 5.75%, 5/1/28	2,011,000	2,007,123
144A, 3.75%, 5/1/29	3,272,000	2,974,516
4.875%, 1/15/30	4,187,000	3,984,058
144A, 4.00%, 5/1/31	4,471,000	3,976,564
144A, 3.625%, 2/15/32	5,750,000	4,917,027
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	3,524,000	3,268,106
144A, 4.875%, 7/1/31	1,845,000	1,629,756
144A, 6.625%, 1/15/32	3,747,000	3,749,556
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29 (a)	2,001,000	1,816,828
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	4,022,000	3,935,245
144A, 5.25%, 4/26/26	2,011,000	1,932,183
144A, 5.625%, 7/17/27	2,413,000	2,289,502
144A, 5.75%, 7/21/28	3,527,000	3,315,077
144A, 5.375%, 12/4/29	4,584,000	4,128,612
MGM Resorts International 6.75%, 5/1/25	3,189,000	3,195,480
5.75%, 6/15/25	2,715,000	2,712,897
4.625%, 9/1/26	1,624,000	1,575,846
5.50%, 4/15/27	2,782,000	2,727,308
4.75%, 10/15/28 (a)	3,084,000	2,897,390
Station Casinos LLC 144A, 4.50%, 2/15/28	2,841,000	2,651,113
144A, 4.625%, 12/1/31	1,908,000	1,698,053
Studio City Finance Ltd. 144A, 6.50%, 1/15/28	2,074,000	1,968,693
144A, 5.00%, 1/15/29	4,352,000	3,799,146
Travel + Leisure Co. 144A, 6.625%, 7/31/26	2,582,000	2,611,551
6.00%, 4/1/27	1,907,000	1,901,644
144A, 4.50%, 12/1/29	2,456,000	2,251,108

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	$25,000	$25,009
144A, 5.25%, 5/15/27 (a)	3,715,000	3,639,238

(Cost $91,642,095)		87,058,735

Retail — 4.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	2,003,000	1,997,350
144A, 3.875%, 1/15/28	6,234,000	5,821,152
144A, 4.375%, 1/15/28	2,997,000	2,815,889
144A, 3.50%, 2/15/29 (a)	3,094,000	2,792,331
144A, 4.00%, 10/15/30	11,663,000	10,254,505
Advance Auto Parts, Inc., 3.90%, 4/15/30	2,000,000	1,787,530
Asbury Automotive Group, Inc. 4.50%, 3/1/28	1,535,000	1,432,899
144A, 4.625%, 11/15/29 (a)	3,252,000	2,965,041
4.75%, 3/1/30	1,927,000	1,755,699
144A, 5.00%, 2/15/32	2,319,000	2,061,309
Bath & Body Works, Inc. 5.25%, 2/1/28	1,939,000	1,884,424
7.50%, 6/15/29 (a)	2,131,000	2,202,090
144A, 6.625%, 10/1/30	3,802,000	3,826,964
Beacon Roofing Supply, Inc., 144A, 6.50%, 8/1/30	2,473,000	2,488,380
eG Global Finance PLC, 144A, 12.00%, 11/30/28	4,424,000	4,676,168
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	2,614,000	2,589,860
144A, 5.875%, 4/1/29	3,438,000	3,267,145
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	4,114,000	3,737,528
144A, 6.75%, 1/15/30	5,027,000	4,444,844
FirstCash, Inc. 144A, 4.625%, 9/1/28	2,148,000	1,989,459
144A, 5.625%, 1/1/30	2,269,000	2,152,173
144A, 6.875%, 3/1/32	1,800,000	1,784,463
Gap, Inc. 144A, 3.625%, 10/1/29	3,016,000	2,551,110
144A, 3.875%, 10/1/31	3,009,000	2,430,741
Kohl’s Corp., 4.625%, 5/1/31	2,057,000	1,622,335
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	2,920,000	2,633,749
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,649,000	1,572,588
144A, 3.875%, 6/1/29 (a)	3,198,000	2,857,157
144A, 4.375%, 1/15/31	2,100,000	1,864,970
Macy’s Retail Holdings LLC 144A, 5.875%, 4/1/29 (a)	2,074,000	1,999,409
144A, 5.875%, 3/15/30	1,709,000	1,603,973
144A, 6.125%, 3/15/32	1,707,000	1,590,455
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	3,419,000	2,658,813
144A, 7.875%, 5/1/29	4,612,000	2,983,934

	Principal Amount	Value
Retail (Continued)
Murphy Oil USA, Inc. 4.75%, 9/15/29	$2,058,000	$1,920,855
144A, 3.75%, 2/15/31	1,904,000	1,626,532
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	4,396,000	4,315,766
Nordstrom, Inc. 4.375%, 4/1/30 (a)	2,011,000	1,779,132
4.25%, 8/1/31	1,770,000	1,491,464
Penske Automotive Group, Inc. 3.50%, 9/1/25	2,212,000	2,148,067
3.75%, 6/15/29	2,018,000	1,789,305
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	4,826,000	4,529,418
144A, 7.75%, 2/15/29	4,734,000	4,681,792
QVC, Inc. 4.75%, 2/15/27 (a)	2,298,000	2,073,408
4.375%, 9/1/28	1,982,000	1,627,799
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29 (a)	2,693,000	2,379,426
144A, 4.875%, 11/15/31 (a)	1,943,000	1,671,602
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	2,683,000	2,505,493
144A, 6.125%, 7/1/29	1,792,000	1,672,581
144A, 6.00%, 12/1/29	3,396,000	3,164,648
Staples, Inc. 144A, 7.50%, 4/15/26	8,044,000	7,741,663
144A, 10.75%, 4/15/27	3,819,000	3,498,930
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	2,691,000	2,419,979
Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	5,821,000	5,554,305
3.20%, 4/15/30 (a)	2,098,000	1,812,926
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	3,191,000	3,030,094
3.625%, 3/15/31	4,033,000	3,550,064
4.625%, 1/31/32	4,511,000	4,145,180
5.375%, 4/1/32	4,112,000	3,952,208

(Cost $181,486,731)		170,179,074

Consumer, Non-cyclical — 16.7%
Agriculture — 0.3%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	2,011,000	1,974,655
144A, 6.00%, 6/15/30	4,139,000	4,081,463
Vector Group Ltd. 144A, 10.50%, 11/1/26	2,801,000	2,820,999
144A, 5.75%, 2/1/29	3,519,000	3,227,547

(Cost $12,485,903)		12,104,664

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $3,008,553)	3,067,000	2,785,005

Commercial Services — 4.3%
ADT Security Corp., 144A, 4.125%, 8/1/29 (a)	3,850,000	3,483,191

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26	$2,272,000	$2,249,166
Albion Financing 2 SARL, 144A, 8.75%, 4/15/27	1,810,000	1,818,897
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	3,800,000	3,778,452
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26 (a)	4,652,000	4,641,702
144A, 9.75%, 7/15/27	4,223,000	4,212,915
144A, 6.00%, 6/1/29 (a)	3,861,000	3,201,000
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	4,929,000	4,388,587
APX Group, Inc. 144A, 6.75%, 2/15/27	2,398,000	2,403,539
144A, 5.75%, 7/15/29	3,347,000	3,186,414
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27	1,250,000	1,192,306
144A, 4.75%, 4/1/28 (a)	2,106,000	1,910,344
144A, 5.375%, 3/1/29	2,415,000	2,201,404
144A, 8.00%, 2/15/31	2,011,000	1,943,784
Block, Inc. 2.75%, 6/1/26	4,022,000	3,756,287
3.50%, 6/1/31 (a)	4,142,000	3,537,324
Brink’s Co. 144A, 5.50%, 7/15/25	1,609,000	1,601,562
144A, 4.625%, 10/15/27	2,291,000	2,167,280
Garda World Security Corp. 144A, 4.625%, 2/15/27	2,303,000	2,202,092
144A, 9.50%, 11/1/27	2,431,000	2,442,545
144A, 7.75%, 2/15/28	1,607,000	1,633,593
144A, 6.00%, 6/1/29	2,073,000	1,816,386
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	4,826,000	4,728,788
Hertz Corp. 144A, 4.625%, 12/1/26	2,011,000	1,782,249
144A, 5.00%, 12/1/29 (a)	4,022,000	3,085,756
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	4,223,000	3,689,255
144A, 5.75%, 11/1/28 (a)	3,941,000	3,148,130
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	5,425,000	5,388,557
144A, 3.375%, 8/31/27	4,131,000	3,786,290
144A, 6.25%, 1/15/28 (a)	5,228,500	5,162,586
Sabre GLBL, Inc. 144A, 8.625%, 6/1/27	3,431,000	3,024,273
144A, 11.25%, 12/15/27	2,263,000	2,128,634
Service Corp. International 4.625%, 12/15/27	2,219,000	2,130,771
5.125%, 6/1/29	3,240,000	3,169,692
3.375%, 8/15/30	3,468,000	2,979,914
4.00%, 5/15/31	3,003,000	2,641,461
Sotheby’s, 144A, 7.375%, 10/15/27 (a)	3,077,000	2,959,580

	Principal Amount	Value
Commercial Services (Continued)
United Rentals North America, Inc. 5.50%, 5/15/27	$1,919,000	$1,908,265
3.875%, 11/15/27	3,006,000	2,833,716
4.875%, 1/15/28 (a)	6,452,000	6,234,634
5.25%, 1/15/30	3,094,000	2,998,517
4.00%, 7/15/30	3,109,000	2,817,123
3.875%, 2/15/31	4,400,000	3,892,526
3.75%, 1/15/32	3,099,000	2,684,851
Valvoline, Inc. 144A, 4.25%, 2/15/30 (a)	2,262,000	2,249,821
144A, 3.625%, 6/15/31	2,226,000	1,883,424
Wand NewCo 3, Inc., 144A, 7.625%, 1/30/32	5,000,000	5,141,725
Williams Scotsman, Inc. 144A, 6.125%, 6/15/25	2,285,000	2,282,932
144A, 4.625%, 8/15/28	2,079,000	1,954,374
144A, 7.375%, 10/1/31	2,062,000	2,140,305

(Cost $157,535,371)		148,596,919

Cosmetics/Personal Care — 0.3%
Coty, Inc., 144A, 5.00%, 4/15/26	2,212,000	2,169,850
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 144A, 6.625%, 7/15/30	3,194,000	3,248,282
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	3,022,000	2,953,068
144A, 4.125%, 4/1/29	2,048,000	1,868,186

(Cost $10,477,796)		10,239,386

Food — 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	3,029,000	2,880,823
144A, 7.50%, 3/15/26	2,690,000	2,740,486
144A, 4.625%, 1/15/27	5,429,000	5,239,349
144A, 5.875%, 2/15/28	3,016,000	2,974,477
144A, 6.50%, 2/15/28 (a)	3,019,000	3,039,964
144A, 3.50%, 3/15/29	5,503,000	4,908,331
144A, 4.875%, 2/15/30	3,895,000	3,659,891
B&G Foods, Inc. 5.25%, 9/15/27 (a)	2,248,000	2,092,745
144A, 8.00%, 9/15/28 (a)	2,361,000	2,460,889
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28	2,048,000	1,985,470
144A, 4.125%, 1/31/30	3,977,000	3,607,193
144A, 4.375%, 1/31/32	2,608,000	2,332,205
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	4,263,000	4,179,690
144A, 4.25%, 8/1/29	4,107,000	3,731,308
Pilgrim’s Pride Corp. 3.50%, 3/1/32	3,606,000	3,015,896
6.25%, 7/1/33	4,082,000	4,130,796
6.875%, 5/15/34	1,828,000	1,927,397
Post Holdings, Inc. 144A, 5.75%, 3/1/27	1,844,000	1,861,666
144A, 5.625%, 1/15/28	3,887,000	3,819,370
144A, 5.50%, 12/15/29	4,964,000	4,753,522

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Food (Continued)
144A, 4.625%, 4/15/30	$5,691,000	$5,182,397
144A, 4.50%, 9/15/31	4,262,000	3,797,402
144A, 6.25%, 2/15/32	3,300,000	3,321,184
Sigma Holdco BV, 144A, 7.875%, 5/15/26	1,960,000	1,874,497
US Foods, Inc. 144A, 6.875%, 9/15/28	2,043,000	2,081,306
144A, 4.75%, 2/15/29	3,722,000	3,497,656
144A, 4.625%, 6/1/30	1,686,000	1,546,451
144A, 7.25%, 1/15/32	2,048,000	2,116,897

(Cost $92,430,127)		88,759,258

Healthcare-Products — 1.4%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	6,420,000	6,067,468
144A, 3.875%, 11/1/29	3,038,000	2,726,168
Bausch + Lomb Escrow Corp., 144A, 8.375%, 10/1/28	5,682,000	5,944,792
Hologic, Inc. 144A, 4.625%, 2/1/28	1,810,000	1,736,037
144A, 3.25%, 2/15/29	3,561,000	3,178,540
Medline Borrower LP 144A, 3.875%, 4/1/29	18,098,000	16,242,921
144A, 5.25%, 10/1/29	10,054,000	9,309,310
Teleflex, Inc. 4.625%, 11/15/27	2,067,000	1,975,928
144A, 4.25%, 6/1/28	2,073,000	1,937,536

(Cost $49,506,106)		49,118,700

Healthcare-Services — 5.0%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	2,011,000	1,981,885
144A, 3.125%, 2/15/29	2,198,000	2,124,620
144A, 3.50%, 4/1/30	2,698,000	2,600,777
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	2,073,000	1,946,568
144A, 3.75%, 3/15/29	2,002,000	1,808,064
144A, 4.00%, 3/15/31	2,031,000	1,792,804
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26 (a)	4,488,000	4,447,495
144A, 5.625%, 3/15/27	7,641,000	6,999,964
144A, 8.00%, 12/15/27	2,751,000	2,634,275
144A, 6.875%, 4/1/28	3,040,000	1,966,285
144A, 6.00%, 1/15/29 (a)	2,590,000	2,230,081
144A, 6.875%, 4/15/29	5,005,000	3,199,742
144A, 6.125%, 4/1/30	4,936,000	3,093,342
144A, 5.25%, 5/15/30	6,172,000	4,930,523
144A, 4.75%, 2/15/31	4,247,000	3,235,683
144A, 10.875%, 1/15/32	4,022,000	4,100,634
DaVita, Inc. 144A, 4.625%, 6/1/30	11,060,000	9,739,292
144A, 3.75%, 2/15/31	6,033,000	4,957,784
Encompass Health Corp. 4.50%, 2/1/28	3,302,000	3,127,568
4.75%, 2/1/30	3,296,000	3,060,005
4.625%, 4/1/31	1,428,000	1,293,465

	Principal Amount	Value
Healthcare-Services (Continued)
IQVIA, Inc. 144A, 5.00%, 10/15/26	$4,223,000	$4,132,615
144A, 5.00%, 5/15/27	4,424,000	4,312,308
144A, 6.50%, 5/15/30	1,842,000	1,869,833
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	2,498,000	2,320,005
LifePoint Health, Inc. 144A, 5.375%, 1/15/29	2,011,000	1,605,823
144A, 9.875%, 8/15/30	3,229,000	3,354,085
144A, 11.00%, 10/15/30	4,424,000	4,685,250
ModivCare, Inc., 144A, 5.875%, 11/15/25 (a)	2,011,000	1,965,149
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	3,372,000	3,144,375
144A, 3.875%, 11/15/30	2,663,000	2,338,410
144A, 3.875%, 5/15/32	2,895,000	2,491,955
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	5,101,000	5,104,795
Select Medical Corp., 144A, 6.25%, 8/15/26	4,927,000	4,919,087
Star Parent, Inc., 144A, 9.00%, 10/1/30	4,022,000	4,249,722
Tenet Healthcare Corp. 4.875%, 1/1/26	7,836,000	7,832,797
6.25%, 2/1/27	6,243,000	6,233,365
5.125%, 11/1/27	6,033,000	5,912,919
4.625%, 6/15/28	2,453,000	2,337,230
6.125%, 10/1/28 (a)	10,054,000	9,948,584
4.25%, 6/1/29	5,414,000	4,984,090
4.375%, 1/15/30	5,715,000	5,239,764
6.125%, 6/15/30	8,276,000	8,206,564
144A, 6.75%, 5/15/31	5,678,000	5,734,780

(Cost $186,166,714)		174,194,361

Household Products/Wares — 0.1%
Central Garden & Pet Co. 4.125%, 10/15/30	2,052,000	1,824,820
144A, 4.125%, 4/30/31	1,437,000	1,258,605
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31 (a)	1,683,000	1,599,902

(Cost $5,095,431)		4,683,327

Pharmaceuticals — 2.7%
AdaptHealth LLC 144A, 4.625%, 8/1/29	2,084,000	1,736,941
144A, 5.125%, 3/1/30 (a)	2,468,000	2,066,321
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	2,421,000	2,278,760
144A, 8.50%, 1/31/27 (a)	2,584,000	1,473,366
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	6,653,000	6,197,636
144A, 9.00%, 12/15/25	3,380,000	3,218,875
144A, 6.125%, 2/1/27 (a)	4,051,000	2,597,704
144A, 5.75%, 8/15/27	1,981,000	1,196,191
144A, 5.00%, 1/30/28	1,757,000	803,817
144A, 4.875%, 6/1/28	6,435,000	3,673,993
144A, 11.00%, 9/30/28	7,135,000	4,816,125

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
144A, 5.00%, 2/15/29	$1,818,000	$803,069
144A, 6.25%, 2/15/29 (a)	3,301,000	1,514,565
144A, 5.25%, 1/30/30	3,132,000	1,354,517
144A, 5.25%, 2/15/31	1,861,000	804,886
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	2,006,000	1,888,318
Grifols SA, 144A, 4.75%, 10/15/28 (a)	2,843,000	2,370,778
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	2,620,000	2,544,217
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	2,413,000	1,728,504
Jazz Securities DAC, 144A, 4.375%, 1/15/29	6,219,000	5,735,465
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	8,429,000	7,721,768
144A, 5.125%, 4/30/31	8,044,000	6,900,223
Owens & Minor, Inc. 144A, 4.50%, 3/31/29 (a)	1,948,000	1,742,851
144A, 6.625%, 4/1/30 (a)	2,312,000	2,236,351
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	2,815,000	2,719,766
4.65%, 6/15/30	2,937,000	2,632,083
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	1,643,000	1,589,603
144A, 3.75%, 4/1/31	2,453,000	2,121,354
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	13,531,000	12,548,598
6.75%, 3/1/28	5,026,000	5,090,232

(Cost $113,944,996)		94,106,877

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG, 144A, 10.50%, 5/15/28
(Cost $2,068,331)	2,011,000	2,161,493

Energy — 11.7%
Energy-Alternate Sources — 0.0%
Sunnova Energy Corp., 144A, 11.75%, 10/1/28 (a)
(Cost $1,432,948)	1,648,000	1,388,530

Oil & Gas — 5.4%
Antero Resources Corp. 144A, 7.625%, 2/1/29	1,637,000	1,687,429
144A, 5.375%, 3/1/30	2,453,000	2,340,046
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	2,401,000	2,401,258
144A, 8.25%, 12/31/28	2,062,000	2,095,384
144A, 5.875%, 6/30/29	1,548,000	1,440,390
Baytex Energy Corp. 144A, 8.75%, 4/1/27	1,648,000	1,710,873
144A, 8.50%, 4/30/30	3,217,000	3,347,687
Callon Petroleum Co. 144A, 8.00%, 8/1/28	2,614,000	2,732,056
144A, 7.50%, 6/15/30	2,485,000	2,619,858

	Principal Amount	Value
Oil & Gas (Continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	$1,585,000	$1,598,219
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	2,010,000	1,994,167
144A, 5.875%, 2/1/29	2,059,000	2,038,523
144A, 6.75%, 4/15/29	3,871,000	3,889,386
Civitas Resources, Inc. 144A, 5.00%, 10/15/26	1,609,000	1,560,417
144A, 8.375%, 7/1/28	5,445,000	5,704,585
144A, 8.625%, 11/1/30	4,092,000	4,382,086
144A, 8.75%, 7/1/31	5,429,000	5,780,370
CNX Resources Corp. 144A, 6.00%, 1/15/29	2,083,000	2,003,881
144A, 7.375%, 1/15/31	2,067,000	2,085,890
144A, 7.25%, 3/1/32	1,520,000	1,515,699
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	4,922,000	4,546,766
144A, 5.875%, 1/15/30 (a)	3,934,000	3,444,729
Crescent Energy Finance LLC 144A, 7.25%, 5/1/26	2,583,000	2,575,768
144A, 9.25%, 2/15/28	4,019,000	4,209,772
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	3,402,000	3,388,290
CVR Energy, Inc. 144A, 5.75%, 2/15/28	1,627,000	1,511,540
144A, 8.50%, 1/15/29	2,366,000	2,382,692
Energean PLC, 144A, 6.50%, 4/30/27	1,798,000	1,644,181
Kosmos Energy Ltd. 144A, 7.125%, 4/4/26	2,587,000	2,505,432
144A, 7.75%, 5/1/27	1,609,000	1,530,923
144A, 7.50%, 3/1/28	1,798,000	1,672,985
Leviathan Bond Ltd.144A, REGS, 6.125%, 6/30/25	2,415,429	2,370,012
144A, REGS, 6.50%, 6/30/27	2,527,289	2,425,831
144A, REGS, 6.75%, 6/30/30	2,240,059	2,053,986
Matador Resources Co. 5.875%, 9/15/26	2,812,000	2,786,461
144A, 6.875%, 4/15/28	2,048,000	2,081,612
Medco Maple Tree Pte Ltd., 144A, 8.96%, 4/27/29	2,000,000	2,095,158
Murphy Oil Corp., 5.875%, 12/1/27	1,783,000	1,771,997
Northern Oil & Gas, Inc. 144A, 8.125%, 3/1/28	2,835,000	2,873,187
144A, 8.75%, 6/15/31	1,899,000	1,986,829
Parkland Corp. 144A, 5.875%, 7/15/27	2,011,000	1,975,452
144A, 4.50%, 10/1/29	3,263,000	2,984,682
144A, 4.625%, 5/1/30	3,127,000	2,859,376
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28	3,324,000	3,235,631
144A, 7.875%, 9/15/30	2,073,000	2,125,810
Permian Resources Operating LLC 144A, 8.00%, 4/15/27	2,212,000	2,283,187
144A, 5.875%, 7/1/29	2,867,000	2,804,091
144A, 9.875%, 7/15/31	2,063,000	2,286,743
144A, 7.00%, 1/15/32	3,738,000	3,840,432

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Puma International Financing SA, 144A, 5.00%, 1/24/26	$3,016,000	$2,857,246
Range Resources Corp. 4.875%, 5/15/25	2,733,000	2,697,368
8.25%, 1/15/29	2,533,000	2,644,610
144A, 4.75%, 2/15/30	2,059,000	1,914,870
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	2,815,000	2,595,918
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 144A, 7.875%, 11/1/28	2,428,000	2,484,003
SM Energy Co. 6.75%, 9/15/26	1,686,000	1,678,014
6.625%, 1/15/27	1,689,000	1,683,621
6.50%, 7/15/28	1,652,000	1,655,403
Southwestern Energy Co. 5.375%, 2/1/29	2,880,000	2,785,658
5.375%, 3/15/30	4,962,000	4,747,345
4.75%, 2/1/32	4,336,000	3,941,709
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	2,413,000	2,406,316
144A, 7.00%, 9/15/28	2,129,000	2,182,706
4.50%, 5/15/29	3,319,000	3,068,955
4.50%, 4/30/30	2,933,000	2,671,439
Talos Production, Inc. 144A, 9.00%, 2/1/29	2,500,000	2,557,133
144A, 9.375%, 2/1/31	2,500,000	2,584,910
Transocean, Inc. 144A, 7.50%, 1/15/26	2,289,000	2,264,713
144A, 11.50%, 1/30/27	2,922,000	3,041,086
144A, 8.00%, 2/1/27	2,462,000	2,405,374
Tullow Oil PLC, 144A, 7.00%, 3/1/25	2,029,000	1,907,164
Vital Energy, Inc. 10.125%, 1/15/28 (a)	2,816,000	2,949,493
9.75%, 10/15/30	2,142,000	2,296,222

(Cost $191,524,564)		189,203,035

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	2,011,000	2,002,749
144A, 6.25%, 4/1/28	3,247,000	3,168,678
CGG SA, 144A, 8.75%, 4/1/27 (a)	2,034,000	1,816,697
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	2,956,000	2,954,044
6.875%, 9/1/27	3,016,000	3,003,248
Weatherford International Ltd., 144A, 8.625%, 4/30/30	6,322,000	6,559,423

(Cost $19,838,950)		19,504,839

Pipelines — 5.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	2,985,000	3,050,909
144A, 5.75%, 3/1/27	2,614,000	2,559,531
144A, 5.75%, 1/15/28	2,656,000	2,606,130

	Principal Amount	Value
Pipelines (Continued)
144A, 5.375%, 6/15/29	$2,668,000	$2,540,209
144A, 6.625%, 2/1/32	2,473,000	2,464,431
Buckeye Partners LP 144A, 4.125%, 3/1/25	2,024,000	1,980,991
3.95%, 12/1/26	2,553,000	2,416,670
4.125%, 12/1/27	1,654,000	1,540,866
144A, 4.50%, 3/1/28	2,052,000	1,909,588
CQP Holdco LP / BIP-V Chinook Holdco LLC 144A, 5.50%, 6/15/31	5,630,000	5,250,484
144A, 7.50%, 12/15/33 (a)	2,097,000	2,139,945
DT Midstream, Inc. 144A, 4.125%, 6/15/29	4,424,000	4,046,592
144A, 4.375%, 6/15/31	4,070,000	3,667,400
EnLink Midstream LLC 144A, 5.625%, 1/15/28	2,058,000	2,029,623
5.375%, 6/1/29	2,022,000	1,961,580
144A, 6.50%, 9/1/30	3,861,000	3,960,965
EnLink Midstream Partners LP 4.15%, 6/1/25	1,697,000	1,655,826
4.85%, 7/15/26	1,975,000	1,927,399
EQM Midstream Partners LP 144A, 6.00%, 7/1/25	1,609,000	1,608,066
4.125%, 12/1/26	2,062,000	1,978,456
144A, 7.50%, 6/1/27	1,998,000	2,045,636
144A, 6.50%, 7/1/27	3,722,000	3,762,146
5.50%, 7/15/28	3,440,000	3,377,041
144A, 4.50%, 1/15/29	3,239,000	3,039,007
144A, 7.50%, 6/1/30	2,049,000	2,179,984
144A, 4.75%, 1/15/31	4,190,000	3,900,111
Genesis Energy LP / Genesis Energy Finance Corp. 8.00%, 1/15/27	3,946,000	3,977,107
7.75%, 2/1/28	2,732,000	2,734,451
8.25%, 1/15/29	2,408,000	2,450,102
8.875%, 4/15/30	2,006,000	2,081,782
Global Partners LP / GLP Finance Corp. 7.00%, 8/1/27	1,600,000	1,601,760
144A, 8.25%, 1/15/32	1,810,000	1,857,652
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	3,197,000	3,154,720
144A, 5.125%, 6/15/28	2,278,000	2,190,570
144A, 4.25%, 2/15/30	2,796,000	2,548,540
144A, 5.50%, 10/15/30	1,649,000	1,586,223
ITT Holdings LLC, 144A, 6.50%, 8/1/29	4,907,000	4,360,184
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	5,027,000	5,005,708
144A, 6.50%, 9/30/26 (a)	6,032,000	5,830,611
NGL Energy Operating LLC / NGL Energy Finance Corp. 144A, 8.125%, 2/15/29	3,600,000	3,636,997
144A, 8.375%, 2/15/32	5,200,000	5,286,278
NuStar Logistics LP 5.75%, 10/1/25	2,111,000	2,093,557
6.00%, 6/1/26	1,748,000	1,729,463
5.625%, 4/28/27	2,533,000	2,509,253
6.375%, 10/1/30	2,501,000	2,510,379

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	$1,610,000	$1,562,313
144A, 4.95%, 7/15/29	2,284,000	2,138,003
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 6.00%, 3/1/27	1,729,000	1,707,975
144A, 5.50%, 1/15/28	3,194,000	3,038,005
144A, 7.375%, 2/15/29	3,064,000	3,059,499
144A, 6.00%, 12/31/30	2,958,000	2,753,577
144A, 6.00%, 9/1/31	1,829,000	1,676,907
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	5,152,000	4,629,143
144A, 6.25%, 1/15/30	4,101,000	4,097,545
144A, 4.125%, 8/15/31	5,086,000	4,467,717
144A, 3.875%, 11/1/33	4,923,000	4,132,880
Venture Global LNG, Inc. 144A, 8.125%, 6/1/28	9,001,000	9,151,421
144A, 9.50%, 2/1/29	12,065,000	12,871,406
144A, 8.375%, 6/1/31	9,049,000	9,159,633
144A, 9.875%, 2/1/32	8,044,000	8,474,402

(Cost $205,998,391)		199,665,349

Financial — 11.7%
Banks — 0.3%
Freedom Mortgage Corp. 144A, 7.625%, 5/1/26	2,016,000	2,002,593
144A, 6.625%, 1/15/27	2,152,000	2,053,302
144A, 12.00%, 10/1/28	3,217,000	3,489,435
144A, 12.25%, 10/1/30	2,079,000	2,290,037

(Cost $9,393,389)		9,835,367

Diversified Financial Services — 4.3%
AG Issuer LLC, 144A, 6.25%, 3/1/28	2,029,000	1,965,183
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	2,011,000	2,071,978
Bread Financial Holdings, Inc., 144A, 9.75%, 3/15/29	3,615,000	3,702,266
Burford Capital Global Finance LLC, 144A, 9.25%, 7/1/31	2,690,000	2,827,863
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	4,120,000	3,485,236
144A, 3.625%, 10/1/31	2,937,000	2,302,260
Credit Acceptance Corp., 144A, 9.25%, 12/15/28	2,516,000	2,664,696
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28*	2,744,000	751,170
Enova International, Inc., 144A, 11.25%, 12/15/28	1,627,000	1,705,353
goeasy Ltd., 144A, 9.25%, 12/1/28	2,200,000	2,336,400
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	3,994,000	3,597,443
LD Holdings Group LLC 144A, 6.50%, 11/1/25	2,009,000	1,861,368
144A, 6.125%, 4/1/28	2,413,000	1,972,422
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	2,011,000	2,108,131

	Principal Amount	Value
Diversified Financial Services (Continued)
Nationstar Mortgage Holdings, Inc. 144A, 5.00%, 2/1/26	$2,011,000	$1,956,023
144A, 6.00%, 1/15/27	2,378,000	2,340,154
144A, 5.50%, 8/15/28	3,397,000	3,211,416
144A, 5.125%, 12/15/30	2,692,000	2,406,260
144A, 5.75%, 11/15/31	2,413,000	2,212,815
144A, 7.125%, 2/1/32	3,900,000	3,838,922
Navient Corp. 6.75%, 6/25/25	2,023,000	2,036,775
6.75%, 6/15/26	1,956,000	1,965,811
5.00%, 3/15/27	2,648,000	2,513,530
4.875%, 3/15/28	1,966,000	1,797,091
5.50%, 3/15/29	3,049,000	2,763,150
9.375%, 7/25/30	2,033,000	2,126,910
11.50%, 3/15/31	2,093,000	2,292,080
NFP Corp. 144A, 4.875%, 8/15/28	2,355,000	2,351,279
144A, 6.875%, 8/15/28	8,587,000	8,728,160
OneMain Finance Corp. 6.875%, 3/15/25	5,210,000	5,266,320
7.125%, 3/15/26	6,435,000	6,544,504
3.50%, 1/15/27	3,034,000	2,796,570
6.625%, 1/15/28	3,186,000	3,170,554
3.875%, 9/15/28	2,318,000	2,028,015
9.00%, 1/15/29	3,620,000	3,805,417
5.375%, 11/15/29	3,024,000	2,809,804
7.875%, 3/15/30	2,815,000	2,865,231
4.00%, 9/15/30	3,276,000	2,764,064
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27 (a)	1,646,000	1,711,210
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	2,614,000	2,574,943
144A, 4.25%, 2/15/29	2,497,000	2,254,143
144A, 7.875%, 12/15/29	3,076,000	3,151,328
144A, 5.75%, 9/15/31	1,998,000	1,838,893
PRA Group, Inc., 144A, 8.375%, 2/1/28	1,623,000	1,587,497
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	4,625,000	4,260,203
144A, 3.625%, 3/1/29	3,038,000	2,697,705
144A, 3.875%, 3/1/31	5,096,000	4,379,248
144A, 4.00%, 10/15/33	3,357,000	2,789,818
SLM Corp. 4.20%, 10/29/25	2,011,000	1,951,997
3.125%, 11/2/26	2,077,000	1,910,270
Synchrony Financial, 7.25%, 2/2/33	3,016,000	2,934,065
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	3,217,000	3,164,984
144A, 5.75%, 6/15/27	2,100,000	2,039,383
144A, 5.50%, 4/15/29	2,820,000	2,635,885

(Cost $156,743,193)		149,824,196

Insurance — 1.7%
Acrisure LLC / Acrisure Finance, Inc. 144A, 10.125%, 8/1/26	1,752,000	1,823,251
144A, 4.25%, 2/15/29	2,887,000	2,563,757
144A, 6.00%, 8/1/29	2,091,000	1,884,222

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Insurance (Continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	$3,131,000	$2,893,453
144A, 6.75%, 10/15/27	5,272,000	5,126,651
144A, 6.75%, 4/15/28	5,166,000	5,135,288
144A, 5.875%, 11/1/29	1,765,000	1,617,084
144A, 7.00%, 1/15/31	3,027,000	3,017,298
AmWINS Group, Inc., 144A, 6.375%, 2/15/29	2,900,000	2,903,704
AssuredPartners, Inc. 144A, 5.625%, 1/15/29	2,275,000	2,095,080
144A, 7.50%, 2/15/32	1,900,000	1,868,375
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 144A, 7.25%, 2/15/31	3,900,000	3,908,522
HUB International Ltd. 144A, 5.625%, 12/1/29	2,273,000	2,112,290
144A, 7.25%, 6/15/30	13,110,000	13,382,268
144A, 7.375%, 1/31/32	7,500,000	7,528,448
USI, Inc., 144A, 7.50%, 1/15/32	2,637,000	2,630,408

(Cost $61,302,992)		60,490,099

Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 144A, 9.75%, 1/15/29
(Cost $2,885,259)	2,815,000	2,945,194

Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	2,601,197	2,360,534
Cushman & Wakefield US Borrower LLC 144A, 6.75%, 5/15/28	2,687,000	2,649,234
144A, 8.875%, 9/1/31	1,507,000	1,570,256
Howard Hughes Corp. 144A, 5.375%, 8/1/28	2,982,000	2,816,574
144A, 4.125%, 2/1/29	2,587,000	2,299,882
144A, 4.375%, 2/1/31	2,648,000	2,259,453
Kennedy-Wilson, Inc. 4.75%, 3/1/29	2,460,000	1,995,146
4.75%, 2/1/30	2,482,000	1,966,427
5.00%, 3/1/31	2,413,000	1,878,460
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	2,317,000	1,726,165
144A, 5.25%, 4/15/30	1,839,000	1,290,247

(Cost $25,637,401)		22,812,378

Real Estate Investment Trusts — 3.9%
Brandywine Operating Partnership LP, 3.95%, 11/15/27	1,813,000	1,595,756
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	3,802,000	3,670,561
144A, 4.50%, 4/1/27	2,922,000	2,572,123
Diversified Healthcare Trust 9.75%, 6/15/25	2,011,000	2,004,080
4.75%, 2/15/28	1,936,000	1,542,970
4.375%, 3/1/31	2,042,000	1,554,085

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	$2,086,000	$1,763,839
Hudson Pacific Properties LP 3.95%, 11/1/27	1,602,000	1,385,239
4.65%, 4/1/29	2,011,000	1,677,400
3.25%, 1/15/30	1,627,000	1,223,461
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	3,812,000	3,660,162
144A, 5.25%, 3/15/28	3,417,000	3,296,928
144A, 5.00%, 7/15/28	2,078,000	1,969,222
144A, 7.00%, 2/15/29	4,131,000	4,197,366
144A, 4.875%, 9/15/29	4,101,000	3,817,551
144A, 5.25%, 7/15/30	5,191,000	4,862,359
144A, 4.50%, 2/15/31	4,292,000	3,802,026
144A, 5.625%, 7/15/32	2,480,000	2,307,737
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	2,458,000	2,264,708
144A, 4.75%, 6/15/29	2,521,000	2,265,632
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26 (a)	2,011,000	1,793,260
5.00%, 10/15/27 (a)	5,630,000	4,613,462
4.625%, 8/1/29 (a)	3,620,000	2,700,954
3.50%, 3/15/31 (a)	5,228,000	3,505,026
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	2,027,000	1,709,298
Office Properties Income Trust, 3.45%, 10/15/31	1,609,000	710,028
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	2,711,000	2,721,858
144A, 5.875%, 10/1/28	2,992,000	2,910,947
144A, 4.875%, 5/15/29	2,875,000	2,644,138
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	2,940,500	2,810,809
144A, 7.25%, 7/15/28	1,659,000	1,700,595
144A, 4.50%, 2/15/29	2,161,000	2,010,594
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	2,011,000	1,897,680
144A, 4.00%, 9/15/29	2,133,000	1,863,794
SBA Communications Corp. 3.875%, 2/15/27	6,200,000	5,856,103
3.125%, 2/1/29	5,725,000	5,070,544
Service Properties Trust 7.50%, 9/15/25	3,217,000	3,261,485
4.75%, 10/1/26	1,749,000	1,619,799
4.95%, 2/15/27	1,602,000	1,472,621
5.50%, 12/15/27	1,851,000	1,744,687
3.95%, 1/15/28	1,615,000	1,367,585
4.95%, 10/1/29	1,686,000	1,388,979
4.375%, 2/15/30	1,609,000	1,241,943
144A, 8.625%, 11/15/31	4,124,000	4,359,097

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Starwood Property Trust, Inc. 4.75%, 3/15/25	$1,962,000	$1,937,799
144A, 3.625%, 7/15/26	1,609,000	1,502,331
144A, 4.375%, 1/15/27 (a)	1,989,000	1,867,233
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	2,815,000	2,058,215
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 10.50%, 2/15/28	10,457,000	10,834,839
144A, 4.75%, 4/15/28	2,278,000	1,981,955
144A, 6.50%, 2/15/29	4,464,000	3,441,560
Vornado Realty LP, 2.15%, 6/1/26	1,609,000	1,444,650

(Cost $148,157,542)		137,477,073

Venture Capital — 0.7%
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,425,000	1,411,795
144A, 3.375%, 6/15/26 (a)	4,034,000	3,777,633
144A, 8.00%, 6/15/27 (a)	2,994,000	3,112,455
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.375%, 12/15/25	3,006,000	2,981,996
6.25%, 5/15/26	5,019,000	4,895,413
5.25%, 5/15/27	5,738,000	5,278,271
4.375%, 2/1/29	2,944,000	2,487,665

(Cost $25,125,196)		23,945,228

Industrial — 9.3%
Aerospace/Defense — 2.4%
Bombardier, Inc. 144A, 7.125%, 6/15/26	3,836,000	3,870,731
144A, 7.875%, 4/15/27	7,278,000	7,291,835
144A, 6.00%, 2/15/28	3,054,000	2,967,754
144A, 7.50%, 2/1/29 (a)	3,073,000	3,119,447
144A, 8.75%, 11/15/30	3,004,000	3,150,475
Rolls-Royce PLC 144A, 3.625%, 10/14/25	4,127,000	3,989,241
144A, 5.75%, 10/15/27	3,800,000	3,785,088
Spirit AeroSystems, Inc. 4.60%, 6/15/28	2,828,000	2,485,557
144A, 9.375%, 11/30/29	3,620,000	3,919,026
144A, 9.75%, 11/15/30	4,977,000	5,338,365
TransDigm, Inc. 7.50%, 3/15/27	2,668,000	2,667,728
5.50%, 11/15/27	10,921,000	10,556,060
144A, 6.75%, 8/15/28	8,657,000	8,771,324
4.625%, 1/15/29	4,976,000	4,567,371
4.875%, 5/1/29	3,107,000	2,857,076
144A, 6.875%, 12/15/30	5,950,000	6,026,815
144A, 7.125%, 12/1/31	4,167,000	4,279,801
Triumph Group, Inc. 7.75%, 8/15/25	1,150,000	1,148,304
144A, 9.00%, 3/15/28	4,806,000	5,029,883

(Cost $87,131,720)		85,821,881

	Principal Amount	Value
Building Materials — 1.2%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	$2,255,000	$2,131,476
144A, 4.25%, 2/1/32	5,301,000	4,663,025
144A, 6.375%, 6/15/32	2,591,000	2,593,751
Smyrna Ready Mix Concrete LLC 144A, 6.00%, 11/1/28	4,503,000	4,372,499
144A, 8.875%, 11/15/31	4,296,000	4,557,064
Standard Industries, Inc. 144A, 5.00%, 2/15/27	3,419,000	3,295,801
144A, 4.75%, 1/15/28	4,055,000	3,830,484
144A, 4.375%, 7/15/30	6,435,000	5,743,337
144A, 3.375%, 1/15/31	4,336,000	3,597,328
Summit Materials LLC / Summit Materials Finance Corp. 144A, 5.25%, 1/15/29	2,868,000	2,779,121
144A, 7.25%, 1/15/31	3,307,000	3,434,610

(Cost $42,918,201)		40,998,496

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	2,481,000	2,271,052
144A, 4.375%, 3/31/29	2,998,000	2,659,346
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	6,299,000	6,342,054
144A, 7.25%, 6/15/28	5,602,000	5,729,985

(Cost $17,494,787)		17,002,437

Electronics — 0.4%
Sensata Technologies BV 144A, 5.00%, 10/1/25	2,810,000	2,786,285
144A, 4.00%, 4/15/29	4,043,000	3,670,489
144A, 5.875%, 9/1/30	2,042,000	1,990,646
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	1,669,000	1,522,235
144A, 3.75%, 2/15/31	3,038,000	2,600,710

(Cost $13,555,817)		12,570,365

Engineering & Construction — 0.3%
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30	5,471,000	5,824,846
Fluor Corp., 4.25%, 9/15/28	2,453,000	2,321,335
IHS Holding Ltd. 144A, 5.625%, 11/29/26	2,011,000	1,767,448
144A, 6.25%, 11/29/28	1,980,000	1,620,804

(Cost $11,412,318)		11,534,433

Environmental Control — 0.9%
Clean Harbors, Inc., 144A, 6.375%, 2/1/31	2,063,000	2,052,374
Covanta Holding Corp., 5.00%, 9/1/30	1,654,000	1,438,443
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	1,998,000	1,964,633
144A, 3.75%, 8/1/25	3,027,000	2,941,782
144A, 5.125%, 12/15/26	2,002,000	1,960,275
144A, 4.00%, 8/1/28	2,701,000	2,478,835
144A, 3.50%, 9/1/28	3,016,000	2,737,230
144A, 4.75%, 6/15/29	3,087,000	2,893,095
144A, 4.375%, 8/15/29	2,223,000	2,027,087
144A, 6.75%, 1/15/31	4,117,000	4,216,265

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Environmental Control (Continued)
Madison IAQ LLC 144A, 4.125%, 6/30/28	$2,800,000	$2,553,456
144A, 5.875%, 6/30/29	4,100,000	3,664,464

(Cost $32,137,230)		30,927,939

Machinery-Diversified — 0.4%
Maxim Crane Works Holdings Capital LLC, 144A, 11.50%, 9/1/28	2,009,000	2,091,019
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	2,035,000	1,996,764
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A, 7.75%, 4/15/26	2,000,000	2,001,600
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	1,560,000	1,527,599
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	6,436,000	6,191,439

(Cost $13,928,666)		13,808,421

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc. 5.75%, 6/15/25	1,725,000	1,713,791
6.25%, 2/15/29	1,700,000	1,702,358
Trinity Industries, Inc., 144A, 7.75%, 7/15/28	1,602,000	1,651,789

(Cost $5,066,565)		5,067,938

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	2,418,000	2,376,776
144A, 3.25%, 9/1/28	2,482,000	2,154,301
144A, 4.00%, 9/1/29 (a)	4,126,000	3,355,702
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	2,977,000	2,948,223
144A, 4.125%, 8/15/26 (a)	4,886,000	4,513,540
144A, 5.25%, 8/15/27	4,022,000	2,921,768
144A, 5.25%, 8/15/27	3,217,000	2,336,978
Ball Corp. 6.875%, 3/15/28	3,016,000	3,091,886
6.00%, 6/15/29	4,022,000	4,046,522
2.875%, 8/15/30	5,334,000	4,520,905
3.125%, 9/15/31 (a)	3,257,000	2,747,089
Berry Global, Inc., 144A, 5.625%, 7/15/27	2,214,000	2,185,199
Crown Americas LLC, 5.25%, 4/1/30	2,049,000	1,975,605
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	1,832,000	1,677,304
144A, 3.75%, 2/1/30	1,415,000	1,260,715
LABL, Inc. 144A, 6.75%, 7/15/26	2,815,000	2,732,413
144A, 10.50%, 7/15/27 (a)	2,710,000	2,634,111
144A, 5.875%, 11/1/28	1,981,000	1,778,143
144A, 8.25%, 11/1/29	1,888,000	1,598,900
Mauser Packaging Solutions Holding Co. 144A, 7.875%, 8/15/26	11,060,000	11,214,199
144A, 9.25%, 4/15/27 (a)	5,403,000	5,260,432

	Principal Amount	Value
Packaging & Containers (Continued)
OI European Group BV, 144A, 4.75%, 2/15/30	$1,309,000	$1,206,309
Owens-Brockway Glass Container, Inc. 144A, 6.625%, 5/13/27	2,426,000	2,422,489
144A, 7.25%, 5/15/31	2,923,000	2,966,085
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	4,218,000	3,933,665
Sealed Air Corp. 144A, 5.50%, 9/15/25	1,809,000	1,807,281
144A, 4.00%, 12/1/27	1,757,000	1,636,038
144A, 6.125%, 2/1/28	3,117,000	3,110,017
144A, 5.00%, 4/15/29	1,757,000	1,666,019
144A, 7.25%, 2/15/31	1,471,000	1,520,475
Silgan Holdings, Inc., 4.125%, 2/1/28	2,304,000	2,153,406

(Cost $94,878,303)		89,752,495

Transportation — 0.2%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28 (a)	2,368,000	2,097,267
Seaspan Corp., 144A, 5.50%, 8/1/29	3,019,000	2,577,803
XPO, Inc. 144A, 7.125%, 6/1/31	1,857,000	1,898,595
144A, 7.125%, 2/1/32	2,450,000	2,492,846

(Cost $9,505,208)		9,066,511

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	2,631,000	2,634,838
144A, 9.75%, 8/1/27	1,665,000	1,727,421
144A, 5.50%, 5/1/28	4,122,000	3,952,426
144A, 7.875%, 12/1/30	1,806,000	1,895,130

(Cost $10,362,679)		10,209,815

Technology — 4.8%
Computers — 1.4%
CA Magnum Holdings, 144A, 5.375%, 10/31/26	3,900,000	3,758,391
McAfee Corp., 144A, 7.375%, 2/15/30	8,124,000	7,179,568
NCR Atleos Corp., 144A, 9.50%, 4/1/29	5,429,000	5,747,954
NCR Voyix Corp. 144A, 5.00%, 10/1/28	2,642,000	2,458,524
144A, 5.125%, 4/15/29	4,668,000	4,333,959
144A, 5.25%, 10/1/30	1,810,000	1,637,100
Presidio Holdings, Inc. 144A, 4.875%, 2/1/27	2,111,000	2,030,727
144A, 8.25%, 2/1/28	2,212,000	2,182,911
Seagate HDD Cayman 4.875%, 6/1/27	2,079,000	2,015,339
4.091%, 6/1/29	2,031,000	1,855,287
144A, 8.25%, 12/15/29	2,068,000	2,217,614
144A, 8.50%, 7/15/31 (a)	2,038,000	2,205,223
9.625%, 12/1/32	2,868,495	3,244,268
Western Digital Corp., 4.75%, 2/15/26	9,267,000	9,065,762

(Cost $51,379,605)		49,932,627

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Principal Amount	Value
Office/Business Equipment — 0.2%
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	$3,016,000	$2,969,109
144A, 5.50%, 8/15/28	3,138,000	2,841,510

(Cost $6,187,215)		5,810,619

Semiconductors — 0.5%
ams-OSRAM AG, 144A, 12.25%, 3/30/29	1,607,000	1,632,109
Entegris, Inc. 144A, 4.375%, 4/15/28	1,865,000	1,744,499
144A, 4.75%, 4/15/29	6,218,000	5,869,188
144A, 3.625%, 5/1/29	1,590,000	1,408,605
144A, 5.95%, 6/15/30	3,690,000	3,620,939
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	2,837,000	2,596,962

(Cost $17,221,623)		16,872,302

Software — 2.7%
Alteryx, Inc., 144A, 8.75%, 3/15/28	1,802,000	1,828,835
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30 (a)	9,451,000	8,470,569
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	2,388,000	2,392,012
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	3,434,000	3,138,284
144A, 4.875%, 7/1/29 (a)	3,815,000	3,464,484
Cloud Software Group, Inc. 144A, 6.50%, 3/31/29	16,087,000	14,991,202
144A, 9.00%, 9/30/29	15,434,000	14,423,055
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,607,000	1,591,412
144A, 4.00%, 6/15/28	3,494,000	3,249,174
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	2,002,000	1,932,582
Open Text Corp. 144A, 3.875%, 2/15/28	3,515,000	3,233,466
144A, 3.875%, 12/1/29	3,503,000	3,099,270
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	3,687,000	3,259,189
144A, 4.125%, 12/1/31	2,554,000	2,188,303
PTC, Inc., 144A, 4.00%, 2/15/28	2,202,000	2,056,624
RingCentral, Inc., 144A, 8.50%, 8/15/30	1,635,000	1,691,694
ROBLOX Corp., 144A, 3.875%, 5/1/30	4,097,000	3,591,287
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	8,044,000	7,840,847
Twilio, Inc. 3.625%, 3/15/29 (a)	2,043,000	1,820,783
3.875%, 3/15/31	2,036,000	1,773,363
UKG, Inc., 144A, 6.875%, 2/1/31	9,900,000	10,010,039

(Cost $98,704,447)		96,046,474

Utilities — 3.1%
Electric — 2.8%
Calpine Corp. 144A, 5.25%, 6/1/26	1,689,000	1,665,469
144A, 4.50%, 2/15/28	5,156,000	4,861,703

	Principal Amount	Value
Electric (Continued)
144A, 5.125%, 3/15/28	$5,630,000	$5,359,292
144A, 4.625%, 2/1/29	2,667,000	2,457,280
144A, 5.00%, 2/1/31	3,411,000	3,053,039
144A, 3.75%, 3/1/31	3,430,000	2,943,673
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	3,507,000	3,283,107
144A, 3.75%, 2/15/31	3,630,000	3,065,009
DPL, Inc., 4.125%, 7/1/25	1,631,000	1,587,753
Drax Finco PLC, 144A, 6.625%, 11/1/25	1,963,000	1,940,160
FirstEnergy Corp. Series B, 4.15%, 7/15/27	6,216,000	5,910,257
2.65%, 3/1/30	2,468,000	2,112,296
Series B, 2.25%, 9/1/30	1,649,000	1,358,895
NextEra Energy Operating Partners LP 144A, 3.875%, 10/15/26	2,081,000	1,945,533
144A, 4.50%, 9/15/27	2,264,000	2,114,738
144A, 7.25%, 1/15/29	3,089,000	3,142,535
NRG Energy, Inc. 5.75%, 1/15/28	3,302,000	3,255,930
144A, 3.375%, 2/15/29	2,063,000	1,802,552
144A, 5.25%, 6/15/29	2,984,000	2,831,027
144A, 3.625%, 2/15/31	4,005,000	3,371,961
PG&E Corp. 5.00%, 7/1/28	4,022,000	3,839,984
5.25%, 7/1/30	4,072,000	3,832,131
Talen Energy Supply LLC, 144A, 8.625%, 6/1/30	4,942,000	5,218,463
TransAlta Corp., 7.75%, 11/15/29	1,664,000	1,731,708
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	4,022,000	3,964,468
144A, 5.625%, 2/15/27	5,228,000	5,100,067
144A, 5.00%, 7/31/27	5,391,000	5,173,365
144A, 4.375%, 5/1/29	5,027,000	4,590,945
144A, 7.75%, 10/15/31	5,680,000	5,880,260

(Cost $103,019,780)		97,393,600

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	2,815,000	2,765,877
5.875%, 8/20/26	2,717,000	2,635,434
5.75%, 5/20/27	2,109,000	1,995,843
144A, 9.375%, 6/1/28	2,013,000	2,044,786

(Cost $9,932,503)		9,441,940

TOTAL CORPORATE BONDS (Cost $3,636,396,374)		3,409,244,032

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b) (c) (Cost $230,680,677)	230,680,677	230,680,677

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $57,656,658)	57,656,658	$57,656,658

TOTAL INVESTMENTS —105.9% (Cost $3,924,733,709)		$3,697,581,367
Other assets and liabilities, net — (5.9%)		(206,122,074)

NET ASSETS — 100.0%		$3,491,459,293

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	230,680,677	(d)	—	—	—	504,162	—	230,680,677	230,680,677

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
49,189,697	242,248,661		(233,781,700)	—	—	648,266	—	57,656,658	57,656,658

49,189,697	472,929,338		(233,781,700)	—	—	1,152,428	—	288,337,335	288,337,335

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $225,651,638, which is 6.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$3,409,244,032	$—	$3,409,244,032
Short-Term Investments (a)	288,337,335	—	—	288,337,335

TOTAL	$288,337,335	$3,409,244,032	$—	$3,697,581,367

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	80

This Page is Intentionally Left Blank

81

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$12,013,601	$209,061,439	$—	$97,233,592
Investment in affiliated securities at value	—	—	42,470,850	—
Investment in DWS Government Money Market Series	116,884	5,226,220	239,157	2,886,494
Investment in DWS Government & Agency Securities Portfolio*	737,865	4,254,324	420,500	3,673,787
Cash	—	389,846	—	34,244
Foreign currency at value	3	471	—	86
Receivables:
Investment securities sold	411,612	6,574,024	—	3,033,802
Capital shares	—	2,290,031	—	—
Dividends	—	—	82	—
Interest	232,854	2,845,080	994	1,576,593
Affiliated securities lending income	380	1,372	2	1,562

Total assets	$13,513,199	$230,642,807	$43,131,585	$108,440,160

Liabilities
Due to custodian	$2,512	$—	$—	$—
Payable upon return of securities loaned	737,865	4,254,324	420,500	3,673,787
Payables:
Investment securities purchased	472,395	11,024,957	—	4,933,704
Investment advisory fees	1,927	33,593	16,992	15,466

Total liabilities	1,214,699	15,312,874	437,492	8,622,957

Net Assets, at value	$12,298,500	$215,329,933	$42,694,093	$99,817,203

Net Assets Consist of
Paid-in capital	$24,958,877	$288,093,086	$45,494,656	$103,414,059
Distributable earnings (loss)	(12,660,377)	(72,763,153)	(2,800,563)	(3,596,856)

Net Assets, at value	$12,298,500	$215,329,933	$42,694,093	$99,817,203

Number of Common Shares outstanding	300,001	4,700,001	1,850,001	2,250,001

Net Asset Value	$40.99	$45.81	$23.08	$44.36

Investment in non-affiliated securities at cost	$12,802,901	$214,765,958	$—	$97,546,090

Investment in affiliated securities at cost	$—	$—	$45,195,482	$—

Value of securities loaned	$721,132	$4,162,522	$411,800	$3,596,146

Investment in DWS Government Money Market Series at cost	$116,884	$5,226,220	$239,157	$2,886,494

Investment in DWS Government & Agency Securities Portfolio at cost*	$737,865	$4,254,324	$420,500	$3,673,787

Foreign currency at cost	$3	$442	$—	$84

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	82

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 29, 2024 (Unaudited)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$610,311,128	$3,409,244,032
Investment in DWS Government Money Market Series	12,640,713	57,656,658
Investment in DWS Government & Agency Securities Portfolio*	—	230,680,677
Cash	506,294	3,031,789
Foreign currency at value	—	7,405
Receivables:
Investment securities sold	14,895,312	136,691,498
Capital shares	—	10,641,123
Interest	9,508,733	56,638,077
Affiliated securities lending income	—	101,661

Total assets	$647,862,180	$3,904,692,920

Liabilities
Payable upon return of securities loaned	$—	$230,680,677
Payables:
Investment securities purchased	18,103,335	111,477,811
Capital shares	—	70,940,125
Investment advisory fees	98,645	135,014

Total liabilities	18,201,980	413,233,627

Net Assets, at value	$629,660,200	$3,491,459,293

Net Assets Consist of
Paid-in capital	$619,301,201	$4,079,296,049
Distributable earnings (loss)	10,358,999	(587,836,756)

Net Assets, at value	$629,660,200	$3,491,459,293

Number of Common Shares outstanding	11,750,001	98,387,501

Net Asset Value	$53.59	$35.49

Investment in non-affiliated securities at cost	$604,208,025	$3,636,396,374

Value of securities loaned	$—	$225,651,638

Investment in DWS Government Money Market Series at cost	$12,640,713	$57,656,658

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$230,680,677

Foreign currency at cost	$—	$7,178

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Investment Income
Unaffiliated interest income	$467,586	$5,739,429	$—	$3,363,581
Affiliated dividend income	—	—	1,333,199	—
Income distributions from affiliated funds	3,010	38,501	7,679	21,868
Affiliated securities lending income	1,329	11,443	4,120	6,628
Affiliated other income (see note 6)	—	2,730	—	549

Total investment income	471,925	5,792,103	1,344,998	3,392,626

Expenses
Investment advisory fees	20,793	270,207	64,365	91,416
Other expenses	58	2,150	58	173

Total expenses	20,851	272,357	64,423	91,589

Less fees waived (see note 3):
Waiver	(8,972)	(54,823)	(20,398)	(415)

Net expenses	11,879	217,534	44,025	91,174

Net investment income (loss)	460,046	5,574,569	1,300,973	3,301,452

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(96,486)	(2,306,372)	—	(365,556)
In-kind redemptions	—	50,829	—	137,646
In-kind redemptions in affiliates	—	—	(65,600)	—

Net realized gain (loss)	(96,486)	(2,255,543)	(65,600)	(227,910)

Net change in unrealized appreciation (depreciation) on:
Investments	418,902	7,333,811	—	2,000,137
Investments in affiliates	—	—	1,168,134	—
Foreign currency translations	—	(2)	—	—

Net change in unrealized appreciation (depreciation)	418,902	7,333,809	1,168,134	2,000,137

Net realized and unrealized gain (loss) on investments and foreign currency transactions	322,416	5,078,266	1,102,534	1,772,227

Net Increase (Decrease) in Net Assets Resulting from Operations	$782,462	$10,652,835	$2,403,507	$5,073,679

See Notes to Financial Statements.	84

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers USD High Yield BB-B ex Financials ETF(1)	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$10,584,708	$98,571,811
Income distributions from affiliated funds	49,885	648,266
Affiliated securities lending income	—	504,162
Affiliated other income (see note 6)	—	43,823

Total investment income	10,634,593	99,768,062

Expenses
Investment advisory fees	291,779	3,269,028
Excise tax expense	42,337	—
Other expenses	—	4,150

Total expenses	334,116	3,273,178

Less fees waived (see note 3):
Waiver	(950)	(1,776,790)

Net expenses	333,166	1,496,388

Net investment income (loss)	10,301,427	98,271,674

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(264,918)	(28,236,195)
In-kind redemptions	—	(70,721,319)
Foreign currency transactions	—	(1)

Net realized gain (loss)	(264,918)	(98,957,515)

Net change in unrealized appreciation (depreciation) on:
Investments	6,103,103	159,532,394
Foreign currency translations	—	5

Net change in unrealized appreciation (depreciation)	6,103,103	159,532,399

Net realized and unrealized gain (loss) on investments and foreign currency transactions	5,838,185	60,574,884

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,139,612	$158,846,558

(1)	For the period October 27, 2023 (commencement of operations) through February 29, 2024.

See Notes to Financial Statements.	85

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$460,046	$955,857	$5,574,569	$40,419,959
Net realized gain (loss)	(96,486)	(871,494)	(2,255,543)	(89,042,061)
Net change in net unrealized appreciation (depreciation)	418,902	981,672	7,333,809	90,607,924

Net increase (decrease) in net assets resulting from operations	782,462	1,066,035	10,652,835	41,985,822

Distributions to Shareholders	(463,019)	(974,644)	(6,780,799)	(44,403,017)

Fund Shares Transactions
Proceeds from shares sold	—	1,901,084	11,353,752	223,270,378
Value of shares redeemed	—	(1,965,874)	(22,903,959)	(1,438,511,784)

Net increase (decrease) in net assets resulting from fund share transactions	—	(64,790)	(11,550,207)	(1,215,241,406)

Total net increase (decrease) in Net Assets	319,443	26,601	(7,678,171)	(1,217,658,601)

Net Assets
Beginning of period	11,979,057	11,952,456	223,008,104	1,440,666,705

End of period	$12,298,500	$11,979,057	$215,329,933	$223,008,104

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	300,001	4,950,001	31,950,001
Shares sold	—	50,000	250,000	4,950,000
Shares redeemed	—	(50,000)	(500,000)	(31,950,000)

Shares outstanding, end of period	300,001	300,001	4,700,001	4,950,001

See Notes to Financial Statements.	86

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,300,973	$2,659,209	$3,301,452	$4,766,172
Net realized gain (loss)	(65,600)	(288,554)	(227,910)	(4,050,667)
Net change in net unrealized appreciation (depreciation)	1,168,134	868,253	2,000,137	4,643,666

Net increase (decrease) in net assets resulting from operations	2,403,507	3,238,908	5,073,679	5,359,171

Distributions to Shareholders	(1,356,056)	(2,798,892)	(3,246,555)	(4,721,603)

Fund Shares Transactions
Proceeds from shares sold	—	1,679,445	19,705,523	25,919,023
Value of shares redeemed	(2,279,395)	(7,782,030)	(4,416,723)	(29,934,486)

Net increase (decrease) in net assets resulting from fund share transactions	(2,279,395)	(6,102,585)	15,288,800	(4,015,463)

Total net increase (decrease) in Net Assets	(1,231,944)	(5,662,569)	17,115,924	(3,377,895)

Net Assets
Beginning of period	43,926,037	49,588,606	82,701,279	86,079,174

End of period	$42,694,093	$43,926,037	$99,817,203	$82,701,279

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,950,001	2,225,001	1,900,001	2,000,001
Shares sold	—	75,000	450,000	600,000
Shares redeemed	(100,000)	(350,000)	(100,000)	(700,000)

Shares outstanding, end of period	1,850,001	1,950,001	2,250,001	1,900,001

See Notes to Financial Statements.	87

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF
	For the Period October 27, 2023(1) to February 29, 2024 (Unaudited)	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,301,427	$98,271,674	$216,469,674
Net realized gain (loss)	(264,918)	(98,957,515)	(151,014,625)
Net change in net unrealized appreciation (depreciation)	6,103,103	159,532,399	187,819,556

Net increase (decrease) in net assets resulting from operations	16,139,612	158,846,558	253,274,605

Distributions to Shareholders	(5,780,613)	(102,296,774)	(218,918,420)

Fund Shares Transactions
Proceeds from shares sold	619,301,151	1,604,693,654	6,278,010,067
Value of shares redeemed	—	(2,028,947,121)	(6,068,454,467)

Net increase (decrease) in net assets resulting from fund share transactions	619,301,151	(424,253,467)	209,555,600

Total net increase (decrease) in Net Assets	629,660,150	(367,703,683)	243,911,785

Net Assets
Beginning of period	50	3,859,162,976	3,615,251,191

End of period	$629,660,200	$3,491,459,293	$3,859,162,976

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	111,587,501	105,187,501
Shares sold	11,750,000	46,400,000	183,900,000
Shares redeemed	—	(59,600,000)	(177,500,000)

Shares outstanding, end of period	11,750,001	98,387,501	111,587,501

(1)	Commencement of Operations.

See Notes to Financial Statements.	88

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020		2019
Net Asset Value, beginning of period	$39.93		$39.84	$48.35	$46.55	$48.61		$49.17

Income (loss) from investment operations:
Net investment income (loss)(a)	1.53		2.90	2.51	2.60	3.01	(b)	3.32
Net realized and unrealized gain (loss)	1.07		0.15	(8.37)	2.65	(1.95	)(b)	(0.58)

Total from investment operations	2.60		3.05	(5.86)	5.25	1.06		2.74

Less distributions from:
Net investment income	(1.54)		(2.96)	(2.65)	(3.45)	(3.12)		(3.30)

Total distributions	(1.54)		(2.96)	(2.65)	(3.45)	(3.12)		(3.30)

Net Asset Value, end of period	$40.99		$39.93	$39.84	$48.35	$46.55		$48.61

Total Return (%)(c)	6.73	**	8.11	(12.56)	11.67	2.46		5.90

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12		12	12	19	7		151
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.35	0.35		0.35
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20		0.31
Ratio of net investment income (loss) (%)	7.74	*	7.40	5.61	5.45	6.50	(b)	6.91
Portfolio turnover rate (%)(d)	24	**	58	55	98	98		51

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020		2019
Net Asset Value, beginning of period	$45.05		$45.09	$51.05	$50.50	$50.62		$49.16

Income (loss) from investment operations:
Net investment income (loss)(a)	1.16		2.24	1.69	1.45	2.02	(b)	2.29
Net realized and unrealized gain (loss)	1.01		0.14	(5.87)	1.07	0.12	(b)	1.44

Total from investment operations	2.17		2.38	(4.18)	2.52	2.14		3.73

Less distributions from:
Net investment income	(1.41)		(2.42)	(1.78)	(1.97)	(2.26)		(2.27)

Total distributions	(1.41)		(2.42)	(1.78)	(1.97)	(2.26)		(2.27)

Net Asset Value, end of period	$45.81		$45.05	$45.09	$51.05	$50.50		$50.62

Total Return (%)(c)	4.91	**	5.44	(8.36)	5.12	4.42		7.84

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	215		223	1,441	750	38		144
Ratio of expenses before fee waiver (%)	0.25	*	0.25	0.25	0.25	0.25		0.25
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20		0.24
Ratio of net investment income (loss) (%)	5.17	*	4.97	3.53	2.89	4.09	(b)	4.66
Portfolio turnover rate (%)(d)	25	**	52	68	88	111		55

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	89

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Year Ended 8/31/2023	Period Ended 8/31/2022(a)
Net Asset Value, beginning of period	$22.53		$22.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.68		1.28	0.58
Net realized and unrealized gain (loss)	0.57		0.29	(2.84)

Total from investment operations	1.25		1.57	(2.26)

Less distributions from:
Net investment income	(0.70)		(1.33)	(0.45)

Total distributions	(0.70)		(1.33)	(0.45)

Net Asset Value, end of period	$23.08		$22.53	$22.29

Total Return (%)(c)	5.73	**	7.27	(9.12	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	43		44	50
Ratio of expenses before fee waiver (%)(d)	0.30	*	0.30	0.30	*
Ratio of expenses after fee waiver (%)(d)	0.21	*	0.15	0.15	*
Ratio of net investment income (loss) (%)	6.07	*	5.74	4.54	*
Portfolio turnover rate (%)(e)	0	(f)**	0 (f)	0	(f)**

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022		2021	2020		2019
Net Asset Value, beginning of period	$43.53		$43.04	$47.89		$46.57	$49.13		$49.69

Income (loss) from investment operations:
Net investment income (loss)(b)	1.56		2.71	2.04		2.34	2.69	(g)	2.83
Net realized and unrealized gain (loss)	0.82		0.45	(4.76)		1.67	(2.47	)(g)	(0.54)

Total from investment operations	2.38		3.16	(2.72)		4.01	0.22		2.29

Less distributions from:
Net investment income	(1.55)		(2.67)	(2.13)		(2.69)	(2.78)		(2.85)

Total distributions	(1.55)		(2.67)	(2.13)		(2.69)	(2.78)		(2.85)

Net Asset Value, end of period	$44.36		$43.53	$43.04		$47.89	$46.57		$49.13

Total Return (%)(c)	5.63	**	7.65	(5.84)		8.86	0.61		4.79

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	100		83	86		77	37		22
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20		0.20	0.20		0.20
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.20	0.20		0.20
Ratio of net investment income (loss) (%)	7.21	*	6.30	4.48		4.95	6.13	(g)	5.78
Portfolio turnover rate (%)(e)	24	**	49	46		52	150		45

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Amount is less than 0.5%.
(g)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22% for Xtrackers Short Duration High Yield Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	90

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield BB-B ex Financials ETF Selected Per Share Data	Period Ended 2/29/2024(a) (Unaudited)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.26
Net realized and unrealized gain (loss)	3.05

Total from investment operations	4.31

Less distributions from:
Net investment income	(0.72)

Total distributions	(0.72)

Net Asset Value, end of period	$53.59

Total Return (%)(c)	8.64	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	630
Ratio of expenses before fee waiver (%)(d)	0.21	*
Ratio of expenses after fee waiver (%)(d)	0.21	*
Ratio of net investment income (loss) (%)	7.03	*
Portfolio turnover rate (%)(e)	14	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020(f)		2019(f)
Net Asset Value, beginning of period	$34.58		$34.37	$40.31	$39.06 (e)	$40.19		$39.90

Income (loss) from investment operations:
Net investment income (loss)(b)	1.04		1.94	1.61	1.70	2.03	(g)	2.39
Net realized and unrealized gain (loss)	0.94		0.25	(5.80)	1.79	(0.95	)(g)	0.24

Total from investment operations	1.98		2.19	(4.19)	3.49	1.08		2.63

Less distributions from:
Net investment income	(1.07)		(1.98)	(1.75)	(2.24)	(2.21)		(2.34)

Total distributions	(1.07)		(1.98)	(1.75)	(2.24)	(2.21)		(2.34)

Net Asset Value, end of period	$35.49		$34.58	$34.37	$40.31	$39.06		$40.19

Total Return (%)(c)	5.82	**	6.63	(10.67)	8.31	2.91		6.87

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,491		3,859	3,615	6,666	6,209		3,062
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20		0.20
Ratio of expenses after fee waiver (%)	0.09	*	0.15	0.15	0.15	0.15		0.17
Ratio of net investment income (loss) (%)	6.03	*	5.69	4.24	4.27	5.27	(g)	6.06
Portfolio turnover rate (%)(e)	14	**	26	24	37	54		29

(a)	For the period October 27, 2023 (commencement of operations) through February 29, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Includes excise tax expense. Excluding this expense, the ratio of expenses would have been 0.20%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(g)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32% for Xtrackers USD High Yield Corporate Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	91

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2024, the Trust consists of forty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below, each a diversified series of the Trust:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers USD High Yield BB-B ex Financials ETF offers shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF Xtrackers Risk Managed USD High Yield Strategy ETF	Solactive USD High Yield Corporates Total Market Low Beta Index Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield BB-B ex Financials ETF	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade

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corporate debt publicly issued in the US domestic market. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers Risk Managed USD High Yield Strategy ETF and Xtrackers USD High Yield BB-B ex Financials ETF are non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated

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mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

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The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2024, the Funds did not incur any interest or penalties.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,996,574	$8,798,776	$11,795,350
Xtrackers Low Beta High Yield Bond ETF	35,194,222	29,211,972	64,406,194
Xtrackers Short Duration High Yield Bond ETF	1,232,714	1,965,125	3,197,839
Xtrackers USD High Yield Corporate Bond ETF	38,381,756	204,480,505	242,862,261

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$13,110,287	$(1,257,311)	$72,690	$(1,330,001)
Xtrackers Low Beta High Yield Bond ETF	236,606,089	(14,135,013)	205,631	(14,340,644)
Xtrackers Risk Managed USD High Yield Strategy ETF	54,357,396	(3,892,766)	—	(3,892,766)
Xtrackers Short Duration High Yield Bond ETF	84,833,666	(2,735,437)	475,301	(3,210,738)
Xtrackers USD High Yield Corporate Bond ETF	4,246,916,206	(421,103,737)	4,824,790	(425,928,527)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of February 29, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers Risk Managed USD High Yield Strategy ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for the Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF.

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Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29, 2024, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.11% annualized effective rate as of February 29, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2024, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 29, 2024

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$737,865	$—	$—	$—	$737,865

Gross amount of recognized liabilities for securities lending transactions					$737,865

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$4,254,324	$—	$—	$—	$4,254,324

Gross amount of recognized liabilities for securities lending transactions					$4,254,324

Xtrackers Risk Managed USD HighYield Strategy ETF
Exchange-Traded Funds	$420,500	$—	$—	$—	$420,500

Gross amount of recognized liabilities for securities lending transactions					$420,500

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$3,673,787	$—	$—	$—	$3,673,787

Gross amount of recognized liabilities for securities lending transactions					$3,673,787

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$230,680,677	$—	$—	$—	$230,680,677

Gross amount of recognized liabilities for securities lending transactions					$230,680,677

As of February 29, 2024, Xtrackers USD High Yield BB-B ex Financials ETF had no securities on loan.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the

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1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield BB-B ex Financials ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 20, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the period ended February 29, 2024, the Advisor waived $8,911 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 20, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the period ended February 29, 2024, the Advisor waived $54,041 of expenses to the Fund.

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until December 22, 2026, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended February 29, 2024, the Advisor waived $20,247 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

For the period from September 1, 2023 through November 16, 2023 the Advisor for Xtrackers USD High Yield Corporate Bond ETF had contractually agreed, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. Effective November 17, 2023 until December 20, 2024, the Advisor has contractually agreed to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.05% of the fund’s average daily net assets. For the period ended February 29, 2024, the Advisor waived $1,763,788 of expenses to the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 29, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$61
Xtrackers Low Beta High Yield Bond ETF	782
Xtrackers Risk Managed USD High Yield Strategy ETF	151
Xtrackers Short Duration High Yield Bond ETF	415
Xtrackers USD High Yield BB-B ex Financials ETF	950
Xtrackers USD High Yield Corporate Bond ETF	13,002

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 29, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers High Beta High Yield Bond ETF	$111
Xtrackers Low Beta High Yield Bond ETF	899
Xtrackers Short Duration High Yield Bond ETF	542
Xtrackers USD High Yield Corporate Bond ETF	40,881

4. Investment Portfolio Transactions

For the period ended February 29, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$2,814,086	$2,807,247
Xtrackers Low Beta High Yield Bond ETF	53,317,303	57,131,425
Xtrackers Risk Managed USD High Yield Strategy ETF	—	—
Xtrackers Short Duration High Yield Bond ETF	24,360,258	21,468,962
Xtrackers USD High Yield BB-B ex Financials ETF	48,579,465	53,760,332
Xtrackers USD High Yield Corporate Bond ETF	475,815,722	465,387,214

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For the period ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$—	$—
Xtrackers Low Beta High Yield Bond ETF	11,113,338	22,357,506
Xtrackers Risk Managed USD High Yield Strategy ETF	—	2,249,742
Xtrackers Short Duration High Yield Bond ETF	14,902,728	4,304,584
Xtrackers USD High Yield BB-B ex Financials ETF	607,898,388	—
Xtrackers USD High Yield Corporate Bond ETF	1,560,868,628	1,995,280,552

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees During the period ended February 29, 2024, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$709,672	$1,249,476	$(9,600)
Xtrackers Low Beta High Yield Bond ETF	1,249,476	709,672	(35,928)

5. Fund Share Transactions

As of February 29, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended February 29, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amounts
Xtrackers Low Beta High Yield Bond ETF	$1,820
Xtrackers Short Duration High Yield Bond ETF	366
Xtrackers USD High Yield Corporate Bond ETF	29,215

Deutsche Bank AG	Amounts
Xtrackers Low Beta High Yield Bond ETF	$910
Xtrackers Short Duration High Yield Bond ETF	183
Xtrackers USD High Yield Corporate Bond ETF	14,608

7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely

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payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at February 29, 2024.

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Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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DBX ETF Trust

Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2024, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14–15, 2024 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 14 and February 15, 2024.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio

103

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Adviser’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

•	Xtrackers Risk Managed USD High Yield Strategy ETF

The Board considered, however, the following additional factors in connection with this Fund:

•	Xtrackers Risk Managed USD High Yield Strategy ETF’s advisory fees and total expenses were below the average and equal to the median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers USD High Yield BB-B ex Financials ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on August 15, 2023, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Advisor”) and the Trust, with respect to Xtrackers USD High Yield BB-B ex Financials ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the “Advisor and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate

105

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s respective peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Advisor until a new fund achieves scale.

106

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. HYRM and BHYB are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/ or any prospective investor in the Fund.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (“Index”) for use by DBX Advisors LLC in connection with Xtrackers USD High Yield BB-B ex Financials ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-050032-8 (4/24) DBX005918 (4/25)

February 29, 2024

Semi-Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers RREEF Global Natural Resources ETF (NRES)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (25.9% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.6%
Tencent Holdings Ltd. (China)	4.0%
Samsung Electronics Co. Ltd. (South Korea)	3.0%
Alibaba Group Holding Ltd. (China)	1.6%
Infosys Ltd. (India)	1.6%
PDD Holdings, Inc. (Ireland)	1.5%
ICICI Bank Ltd. (India)	1.2%
SK Hynix, Inc. (South Korea)	1.2%
Tata Consultancy Services Ltd. (India)	1.1%
China Construction Bank Corp. (China)	1.1%

Country Diversification* as of February 29, 2024

China	24.2%
Taiwan	19.8%
India	17.1%
South Korea	11.2%
Brazil	4.7%
Saudi Arabia	3.3%
Mexico	2.8%
South Africa	2.8%
Indonesia	2.1%
United Arab Emirates	2.1%
Other	9.9%

Total	100.0%

Sector Diversification* as of February 29, 2024

Financials	29.0%
Information Technology	26.7%
Communication Services	11.4%
Consumer Discretionary	10.8%
Health Care	5.3%
Industrials	5.3%
Consumer Staples	4.9%
Materials	3.4%
Real Estate	1.8%
Utilities	1.4%
Energy	0.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 10.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (25.2% of Net Assets)

Description	% of Net Assets
Novo Nordisk A/S (Denmark)	4.7%
ASML Holding NV (Netherlands)	4.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.1%
Novartis AG (Switzerland)	2.5%
AstraZeneca PLC (United Kingdom)	2.4%
HSBC Holdings PLC (United Kingdom)	1.8%
TotalEnergies SE (France)	1.7%
Schneider Electric SE (France)	1.5%
Unilever PLC (United Kingdom)	1.5%
Tokyo Electron Ltd. (Japan)	1.4%

Country Diversification* as of February 29, 2024

Japan	26.3%
France	13.5%
United Kingdom	12.6%
Switzerland	9.0%
Netherlands	7.3%
Denmark	6.6%
Australia	5.8%
Germany	4.9%
Sweden	3.1%
Hong Kong	2.1%
Other	8.8%

Total	100.0%

Sector Diversification* as of February 29, 2024

Financials	18.0%
Industrials	16.2%
Health Care	13.9%
Consumer Discretionary	12.7%
Information Technology	10.3%
Consumer Staples	8.5%
Materials	7.3%
Communication Services	4.2%
Energy	3.3%
Utilities	3.0%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (35.7% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.4%
Tencent Holdings Ltd. (China)	6.3%
Alibaba Group Holding Ltd. (China)	4.0%
Reliance Industries Ltd. (India)	2.9%
Infosys Ltd. (India)	1.8%
China Construction Bank Corp. (China)	1.6%
MediaTek, Inc. (Taiwan)	1.4%
Tata Consultancy Services Ltd. (India)	1.2%
NetEase, Inc. (China)	1.2%
PT Bank Central Asia Tbk (Indonesia)	0.9%

Country Diversification* as of February 29, 2024

China	24.8%
Taiwan	22.7%
India	16.5%
South Korea	6.3%
South Africa	4.4%
Brazil	4.3%
Mexico	3.0%
Saudi Arabia	2.3%
Indonesia	2.2%
Malaysia	2.1%
Thailand	2.1%
United Arab Emirates	2.0%
Other	7.3%

Total	100.0%

Sector Diversification* as of February 29, 2024

Information Technology	21.9%
Financials	21.7%
Communication Services	13.7%
Consumer Discretionary	11.6%
Industrials	7.1%
Materials	5.8%
Consumer Staples	5.4%
Energy	4.9%
Health Care	3.6%
Utilities	2.5%
Real Estate	1.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA Climate Action Equity ETF, (the Fund”) using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the “Underlying Index”) which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (35.1% of Net Assets)

Description	% of Net Assets
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.1%
Microsoft Corp.	4.9%
Alphabet, Inc.	4.5%
Apple, Inc.	3.9%
Meta Platforms, Inc.	3.4%
Eli Lilly & Co.	1.9%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.7%

Sector Diversification* as of February 29, 2024

Information Technology	27.4%
Health Care	13.6%
Financials	12.7%
Consumer Discretionary	12.2%
Communication Services	11.4%
Industrials	6.8%
Consumer Staples	5.3%
Energy	4.0%
Materials	2.3%
Real Estate	2.3%
Utilities	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 42.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (41.5% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	12.7%
NVIDIA Corp.	8.5%
Alphabet, Inc.	6.7%
Eli Lilly & Co.	2.6%
Tesla, Inc.	2.5%
Visa, Inc.	1.9%
Mastercard, Inc.	1.7%
Johnson & Johnson	1.7%
Home Depot, Inc.	1.6%
Procter & Gamble Co.	1.6%

Sector Diversification* as of February 29, 2024

Information Technology	33.1%
Health Care	12.3%
Financials	12.1%
Consumer Discretionary	9.8%
Communication Services	9.6%
Industrials	9.1%
Consumer Staples	5.6%
Materials	2.8%
Real Estate	2.4%
Energy	2.2%
Utilities	1.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 47.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF , (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (33.4% of Net Assets)

Description	% of Net Assets
Apple, Inc.	8.0%
Microsoft Corp.	6.7%
NVIDIA Corp.	5.9%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.1%
Visa, Inc.	1.1%

Sector Diversification* as of February 29, 2024

Information Technology	36.2%
Health Care	17.7%
Financials	12.5%
Communication Services	9.7%
Consumer Discretionary	6.3%
Consumer Staples	5.2%
Industrials	4.9%
Real Estate	4.7%
Materials	1.8%
Utilities	1.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 51.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers RREEF Global Natural Resources ETF (NRES)

Xtrackers RREEF Global Natural Resources ETF (the “fund”) seeks total return from both capital appreciation and current income. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Ten Largest Equity Holdings as of February 29, 2024 (36.8% of Net Assets)

Description	% of Net Assets
TotalEnergies SE (France)	4.8%
Nutrien Ltd. (Canada)	4.7%
BHP Group Ltd. (Australia)	4.1%
Shell PLC (United Kingdom)	3.9%
Chevron Corp. (United States)	3.7%
Glencore PLC (Switzerland)	3.4%
Cenovus Energy, Inc. (Canada)	3.2%
Corteva, Inc. (United States)	3.1%
Vale SA (Brazil)	3.1%
Teck Resources Ltd. (Canada)	2.8%

Country Diversification* as of February 29, 2024

United States	37.9%
Canada	20.6%
United Kingdom	9.7%
Australia	5.8%
Switzerland	5.4%
Brazil	5.2%
France	4.9%
Finland	3.8%
Ireland	2.0%
Other	4.7%

Total	100.0%

Sector Diversification* as of February 29, 2024

Metals & Mining	33.6%
Oil, Gas & Consumable Fuels	32.0%
Containers & Packaging	12.2%
Chemicals	11.7%
Paper & Forest Products	4.7%
Food Products	3.6%
Energy Equipment & Services	1.6%
Specialized REITs	0.6%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 56.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (Seprember 1, 2023 to February 29, 2024) except Xtrackers RREEF Global Natural Resources ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to Febreuary 29, 2024).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Actual	$1,000.00	$1,049.50	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,093.30	0.14%	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	0.14%	$0.70
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$1,025.10	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers MSCI USA Climate Action Equity ETF
Actual	$1,000.00	$1,147.80	0.07%	$0.37
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	0.07%	$0.35
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,149.60	0.09%	$0.48
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	0.09%	$0.45
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Actual	$1,000.00	$1,148.00	0.10%	$0.53
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	0.10%	$0.50

8

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers RREEF Global Natural Resources ETF
Actual (2)	$1,000.00	$999.30	0.43%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%	$2.16

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 3 (the number of days in the period February 27, 2024 (commencement of operations) to February 29, 2024), then divided by 366.

9

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.2%
Brazil — 3.6%
Ambev SA	501,816	$1,270,535
Atacadao SA	62,902	153,057
B3 SA — Brasil Bolsa Balcao	637,314	1,645,666
Banco Bradesco SA	180,773	447,507
Banco BTG Pactual S.A	176,874	1,295,411
Banco do Brasil SA	101,242	1,178,965
Banco Santander Brasil SA	46,415	267,169
BB Seguridade Participacoes SA	84,945	569,987
Caixa Seguridade Participacoes S/A	69,650	201,437
CCR SA	135,765	376,529
Centrais Eletricas Brasileiras SA	132,487	1,159,910
Cia de Saneamento Basico do Estado de Sao Paulo	21,563	343,539
Cia Energetica de Minas Gerais	8,011	24,217
Companhia Paranaense de Energia	75,626	139,725
CPFL Energia SA	3,173	22,600
Energisa SA	23,547	240,937
Engie Brasil Energia SA	29,210	247,030
Equatorial Energia SA	36,350	250,056
Hapvida Participacoes e Investimentos SA, 144A*	354,769	262,043
Hypera SA	49,859	329,941
Itau Unibanco Holding SA	62,709	369,920
Klabin SA	86,092	391,071
Localiza Rent a Car SA*	298	3,179
Localiza Rent a Car SA	61,945	660,760
Lojas Renner SA	125,558	399,267
Magazine Luiza SA*	327,396	140,351
Multiplan Empreendimentos Imobiliarios SA	41,877	222,590
Natura & Co. Holding SA*	59,953	196,801
NU Holdings Ltd., Class A*	159,820	1,770,806
Pagseguro Digital Ltd., Class A*	26,990	375,701
Porto Seguro SA	7,866	45,214
Raia Drogasil SA	147,272	789,616
Rede D’Or Sao Luiz SA, 144A	119,347	608,187
Rumo SA	142,824	653,087
Sendas Distribuidora SA	131,323	375,311
StoneCo Ltd., Class A*	32,315	556,141
Suzano SA	82,323	933,634
Telefonica Brasil SA	52,554	576,241
TIM SA	101,014	369,401
TOTVS SA	56,812	350,912
WEG SA	89,793	663,058
XP, Inc., Series BDR	12,196	286,917
XP, Inc., Class A	33,304	787,307

(Cost $19,610,841)		21,951,733

Chile — 0.4%
Banco de Chile	4,882,765	565,523
Banco de Credito e Inversiones SA	12,937	358,538
Banco Santander Chile	7,633,143	370,837
Cencosud SA	142,508	255,685
Cia Sud Americana de Vapores SA	2,538,964	177,095
Empresas CMPC SA	57,343	101,698
Enel Americas SA	1,380,974	140,666

	Number of Shares	Value
Chile (Continued)
Falabella SA*	95,078	$240,887
Latam Airlines Group SA*	5,124,806	64,390

(Cost $2,165,095)		2,275,319

China — 24.2%
360 Security Technology, Inc., Class A*	89,854	109,367
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,511	96,007
3peak, Inc., Class A	4,432	67,816
Accelink Technologies Co. Ltd., Class A	12,850	53,538
Advanced Micro-Fabrication Equipment, Inc., China, Class A	6,558	133,604
AECC Aero-Engine Control Co. Ltd., Class A	10,600	26,025
Agricultural Bank of China Ltd., Class A	653,632	380,100
Agricultural Bank of China Ltd., Class H	3,147,665	1,294,640
Aier Eye Hospital Group Co. Ltd., Class A	92,761	188,605
Air China Ltd., Class A*	25,796	26,780
Air China Ltd., Class H*	78,902	42,329
Aisino Corp., Class A	49,950	71,058
Akeso, Inc., 144A*	46,827	281,723
Alibaba Group Holding Ltd.	1,061,993	9,889,037
Amlogic Shanghai Co. Ltd., Class A	9,766	75,835
Angang Steel Co. Ltd., Class A	41,100	14,432
Angel Yeast Co. Ltd., Class A	7,987	37,334
Anjoy Foods Group Co. Ltd., Class A	2,425	29,382
Anker Innovations Technology Co. Ltd., Class A	4,250	48,191
ANTA Sports Products Ltd.	90,648	888,672
Apeloa Pharmaceutical Co. Ltd., Class A	33,200	64,416
APT Medical, Inc., Class A	1,090	68,991
Asia — Potash International Investment Guangzhou Co. Ltd., Class A*	14,225	44,539
ASR Microelectronics Co. Ltd., Class A*	9,207	65,475
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,802	53,611
Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	10,258	89,951
Autobio Diagnostics Co. Ltd., Class A	11,575	106,605
Autohome, Inc., ADR	10,220	265,618
Avary Holding Shenzhen Co. Ltd., Class A	5,636	16,489
AVIC Industry-Finance Holdings Co. Ltd., Class A	198,759	91,583
BAIC BluePark New Energy Technology Co. Ltd., Class A*	97,300	80,349
Baidu, Inc., ADR*	31,416	3,183,383
Bank of Beijing Co. Ltd., Class A	230,278	165,552
Bank of Changsha Co. Ltd., Class A	41,125	44,463
Bank of Chengdu Co. Ltd., Class A	54,075	99,290
Bank of China Ltd., Class A	314,613	195,180
Bank of China Ltd., Class H	9,338,974	3,674,131
Bank of Chongqing Co. Ltd., Class A	74,050	74,510
Bank of Communications Co. Ltd., Class A	268,998	234,082
Bank of Communications Co. Ltd., Class H	827,147	543,063

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Bank of Guiyang Co. Ltd., Class A	98,575	$75,382
Bank of Hangzhou Co. Ltd., Class A	68,852	105,878
Bank of Jiangsu Co. Ltd., Class A	162,586	173,073
Bank of Nanjing Co. Ltd., Class A	99,396	120,706
Bank of Ningbo Co. Ltd., Class A	59,835	185,021
Bank of Shanghai Co. Ltd., Class A	140,018	126,896
Bank of Suzhou Co. Ltd., Class A	85,100	83,739
Bank of Zhengzhou Co. Ltd., Class A*	189,835	55,065
Baoshan Iron & Steel Co. Ltd., Class A	7,256	6,717
BBMG Corp., Class A	74,605	20,191
Beijing Dabeinong Technology Group Co. Ltd., Class A	28,838	21,052
Beijing Easpring Material Technology Co. Ltd., Class A	7,675	37,111
Beijing E-Hualu Information Technology Co. Ltd., Class A*	22,950	82,432
Beijing Enlight Media Co. Ltd., Class A	79,925	100,721
Beijing Kingsoft Office Software, Inc., Class A	5,134	193,062
Beijing New Building Materials PLC, Class A	1,200	4,678
Beijing Originwater Technology Co. Ltd., Class A	62,800	44,364
Beijing Roborock Technology Co. Ltd., Class A	1,096	49,553
Beijing Shiji Information Technology Co. Ltd., Class A*	68,409	76,429
Beijing Tiantan Biological Products Corp. Ltd., Class A	24,024	94,359
Beijing Tongrentang Co. Ltd., Class A	14,100	87,082
Beijing Ultrapower Software Co. Ltd., Class A	56,775	85,573
Beijing United Information Technology Co. Ltd., Class A	11,320	33,071
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	10,127	103,375
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	392,959	275,416
Bethel Automotive Safety Systems Co. Ltd., Class A	9,100	79,693
Betta Pharmaceuticals Co. Ltd., Class A	11,509	69,211
BGI Genomics Co. Ltd., Class A	11,875	72,879
Bilibili, Inc., Class Z*	32,903	322,146
Bloomage Biotechnology Corp. Ltd., Class A	4,360	38,685
BOC International China Co. Ltd., Class A	65,730	99,618
BOE Technology Group Co. Ltd., Class A	109,022	60,372
BTG Hotels Group Co. Ltd., Class A*	33,775	71,626
By-health Co. Ltd., Class A	18,075	42,395
Caida Securities Co. Ltd., Class A	54,100	58,265
Caitong Securities Co. Ltd., Class A	92,850	102,834
Cathay Biotech, Inc., Class A	6,719	45,031
CECEP Solar Energy Co. Ltd., Class A	74,275	56,078
CECEP Wind-Power Corp., Class A	175,925	73,249
CETC Cyberspace Security Technology Co. Ltd., Class A	16,585	46,795
CGN Power Co. Ltd., Class A	140,539	75,290

	Number of Shares	Value
China (Continued)
CGN Power Co. Ltd., Class H, 144A	1,390,021	$422,574
Changchun High & New Technology Industry Group, Inc., Class A	5,462	97,410
Changjiang Securities Co. Ltd., Class A	108,450	82,783
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,337	84,540
Chaozhou Three-Circle Group Co. Ltd., Class A	25,850	90,983
Chengxin Lithium Group Co. Ltd., Class A	21,125	64,238
Chifeng Jilong Gold Mining Co. Ltd., Class A*	21,025	37,701
China Baoan Group Co. Ltd., Class A	41,712	68,890
China Cinda Asset Management Co. Ltd., Class H	1,273,608	122,012
China CITIC Bank Corp. Ltd., Class A	85,825	76,591
China CITIC Bank Corp. Ltd., Class H	1,199,668	639,002
China Construction Bank Corp., Class A	65,096	63,242
China Construction Bank Corp., Class H	10,471,016	6,526,997
China Eastern Airlines Corp. Ltd., Class A*	27,208	14,387
China Eastern Airlines Corp. Ltd., Class H*	115,558	29,226
China Energy Engineering Corp. Ltd., Class A	101,150	30,604
China Energy Engineering Corp. Ltd., Class H	351,738	32,349
China Enterprise Co. Ltd., Class A	188,450	82,387
China Everbright Bank Co. Ltd., Class A	367,450	164,212
China Everbright Bank Co. Ltd., Class H	930,899	291,322
China Feihe Ltd., 144A	233,691	116,416
China Film Co. Ltd., Class A*	48,225	81,187
China Galaxy Securities Co. Ltd., Class A	60,525	102,062
China Galaxy Securities Co. Ltd., Class H	378,319	199,095
China Great Wall Securities Co. Ltd., Class A	83,975	92,305
China Greatwall Technology Group Co. Ltd., Class A	53,624	77,252
China International Capital Corp. Ltd., Class A	29,303	141,935
China International Capital Corp. Ltd., Class H, 144A	220,443	276,793
China Jushi Co. Ltd., Class A	25,875	35,983
China Lesso Group Holdings Ltd.	30,183	14,381
China Life Insurance Co. Ltd., Class H	727,202	896,370
China Literature Ltd., 144A*	61,064	188,368
China Merchants Bank Co. Ltd., Class A	138,394	615,405
China Merchants Bank Co. Ltd., Class H	424,198	1,655,330
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	65,725	96,235
China Merchants Securities Co. Ltd., Class A	83,669	163,732
China Merchants Securities Co. Ltd., Class H, 144A	145,795	116,021
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	78,852	103,090

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
China Minsheng Banking Corp. Ltd., Class A	290,938	$163,130
China Minsheng Banking Corp. Ltd., Class H	906,325	319,520
China National Chemical Engineering Co. Ltd., Class A	10,701	10,366
China National Medicines Corp. Ltd., Class A	7,975	34,865
China National Software & Service Co. Ltd., Class A	20,900	93,459
China Pacific Insurance Group Co. Ltd., Class A	12,385	44,038
China Pacific Insurance Group Co. Ltd., Class H	225,968	431,223
China Railway Signal & Communication Corp. Ltd., Class A	47,311	32,043
China Railway Signal & Communication Corp. Ltd., Class H, 144A	98,070	35,576
China Rare Earth Resources And Technology Co. Ltd., Class A	7,775	30,095
China Resources Microelectronics Ltd., Class A	7,857	46,726
China Resources Mixc Lifestyle Services Ltd., 144A	74,047	224,161
China Resources Pharmaceutical Group Ltd., 144A	22,148	14,994
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,425	87,179
China Science Publishing & Media Ltd., Class A	19,850	70,526
China South Publishing & Media Group Co. Ltd., Class A	29,300	50,424
China Southern Airlines Co. Ltd., Class A*	33,400	27,442
China Southern Airlines Co. Ltd., Class H*	88,273	32,811
China Three Gorges Renewables Group Co. Ltd., Class A	249,595	160,040
China Tourism Group Duty Free Corp. Ltd., Class A	13,375	161,682
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	14,219	139,669
China Tower Corp. Ltd., Class H, 144A	3,058,388	371,126
China United Network Communications Ltd., Class A	222,467	148,203
China Vanke Co. Ltd., Class A	65,852	91,760
China Vanke Co. Ltd., Class H	147,185	113,931
China Yangtze Power Co. Ltd., Class A	213,927	743,745
China Zhenhua Group Science & Technology Co. Ltd., Class A	11,534	91,821
China Zheshang Bank Co. Ltd., Class A	219,758	84,789
China Zheshang Bank Co. Ltd., Class H	302,375	83,427
Chinalin Securities Co. Ltd., Class A	25,350	45,632
Chongqing Brewery Co. Ltd., Class A	8,600	78,179
Chongqing Rural Commercial Bank Co. Ltd., Class A	63,625	39,560
Chongqing Rural Commercial Bank Co. Ltd., Class H	289,729	116,946

	Number of Shares	Value
China (Continued)
Chongqing Taiji Industry Group Co. Ltd., Class A*	8,800	$46,337
Chongqing Zhifei Biological Products Co. Ltd., Class A	18,910	140,383
CITIC Securities Co. Ltd., Class A	111,446	329,454
CITIC Securities Co. Ltd., Class H	242,496	449,755
CNGR Advanced Material Co. Ltd., Class A	4,300	28,294
CNPC Capital Co. Ltd., Class A	34,500	29,687
Contemporary Amperex Technology Co. Ltd., Class A	1,380	31,317
COSCO SHIPPING Development Co. Ltd., Class A	90,525	30,907
COSCO SHIPPING Holdings Co. Ltd., Class A	20,876	30,422
Country Garden Holdings Co. Ltd.*	1,425,412	116,527
Country Garden Services Holdings Co. Ltd.	88,033	67,356
CRRC Corp. Ltd., Class A	8,100	7,172
CSC Financial Co. Ltd., Class A	41,800	135,171
CSC Financial Co. Ltd., Class H, 144A	192,413	155,330
DaShenLin Pharmaceutical Group Co. Ltd., Class A	9,036	29,835
DHC Software Co. Ltd., Class A	91,675	73,414
Do-Fluoride New Materials Co. Ltd., Class A	7,920	14,531
Dong-E-E-Jiao Co. Ltd., Class A	13,225	106,622
Dongfeng Motor Group Co. Ltd., Class H	71,455	30,576
Dongxing Securities Co. Ltd., Class A	82,625	97,358
East Buy Holding Ltd., 144A*	44,995	139,086
East Money Information Co. Ltd., Class A	102,767	200,250
Eastroc Beverage Group Co. Ltd., Class A	3,825	95,014
Easyhome New Retail Group Co. Ltd., Class A	127,059	53,432
Ecovacs Robotics Co. Ltd., Class A	5,740	29,739
ENN Energy Holdings Ltd.	13,833	113,702
Eve Energy Co. Ltd., Class A	8,807	46,826
Everbright Securities Co. Ltd., Class A	59,309	139,028
Fangda Carbon New Material Co. Ltd., Class A*	38,700	26,479
First Capital Securities Co. Ltd., Class A	112,325	89,327
Focus Media Information Technology Co. Ltd., Class A	133,917	117,092
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,260	159,474
Founder Securities Co. Ltd., Class A	99,710	105,450
Foxconn Industrial Internet Co. Ltd., Class A	8,457	21,937
Fujian Sunner Development Co. Ltd., Class A	12,460	28,170
Full Truck Alliance Co. Ltd., ADR*	82,356	543,550
Fuyao Glass Industry Group Co. Ltd., Class A	8,281	49,753
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	49,369	247,513

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Gan & Lee Pharmaceuticals Co. Ltd., Class A*	13,700	$81,589
Ganfeng Lithium Group Co. Ltd., Class A	9,197	51,121
Ganfeng Lithium Group Co. Ltd., Class H, 144A	26,056	86,534
G-bits Network Technology Xiamen Co. Ltd., Class A	2,550	76,653
GEM Co. Ltd., Class A	39,841	29,638
Gemdale Corp., Class A	84,146	50,334
Genscript Biotech Corp.*	130,418	263,541
GF Securities Co. Ltd., Class A	70,313	138,377
GF Securities Co. Ltd., Class H	183,543	197,872
Giant Biogene Holding Co. Ltd., 144A*	28,933	132,307
Giant Network Group Co. Ltd., Class A	31,725	49,842
GigaDevice Semiconductor, Inc., Class A	8,479	86,223
Ginlong Technologies Co. Ltd., Class A	6,750	61,015
Glodon Co. Ltd., Class A	39,475	75,003
GoerTek, Inc., Class A	13,863	32,016
Goldwind Science & Technology Co. Ltd., Class A	5,487	5,818
Goldwind Science & Technology Co. Ltd., Class H	38,146	14,520
GoodWe Technologies Co. Ltd., Class A	4,563	68,699
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,996	86,693
Greenland Holdings Corp. Ltd., Class A*	87,500	26,717
Greentown China Holdings Ltd.	117,158	94,130
GRG Banking Equipment Co. Ltd., Class A	28,900	46,246
Guangdong Haid Group Co. Ltd., Class A	4,970	29,743
Guangdong Kinlong Hardware Products Co. Ltd., Class A	4,671	24,252
Guangzhou Automobile Group Co. Ltd., Class H	38,903	16,846
Guangzhou Baiyun International Airport Co. Ltd., Class A*	73,425	103,230
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	10,332	42,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	9,826	25,604
Guangzhou Haige Communications Group, Inc. Co., Class A	41,375	66,381
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,646	72,357
Guangzhou Port Co. Ltd., Class A	150,975	66,003
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,575	30,362
Guangzhou Tinci Materials Technology Co. Ltd., Class A	15,260	43,713
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	105,300	90,024
Guolian Securities Co. Ltd., Class A*	63,575	96,793
Guolian Securities Co. Ltd., Class H*	213,837	87,952
Guosen Securities Co. Ltd., Class A	82,306	98,467
Guotai Junan Securities Co. Ltd., Class A	59,426	124,456
Guotai Junan Securities Co. Ltd., Class H, 144A	123,148	141,728

	Number of Shares	Value
China (Continued)
Guoyuan Securities Co. Ltd., Class A	98,850	$95,760
H World Group Ltd., ADR	13,779	503,760
Haidilao International Holding Ltd., 144A	139,866	256,192
Haier Smart Home Co. Ltd., Class H	131,478	401,380
Hainan Airlines Holding Co. Ltd., Class A*	264,425	52,479
Hainan Airport Infrastructure Co. Ltd., Class A*	197,350	102,712
Haisco Pharmaceutical Group Co. Ltd., Class A*	23,450	81,364
Haitian International Holdings Ltd.	17,650	44,729
Haitong Securities Co. Ltd., Class A	90,527	114,835
Haitong Securities Co. Ltd., Class H	320,654	159,328
Hang Zhou Great Star Industrial Co. Ltd., Class A	15,800	47,738
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	76,700	80,476
Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,459	74,269
Hangzhou First Applied Material Co. Ltd., Class A	32,226	124,427
Hangzhou Lion Microelectronics Co. Ltd., Class A	19,100	62,772
Hangzhou Oxygen Plant Group Co. Ltd., Class A	6,950	27,008
Hangzhou Robam Appliances Co. Ltd., Class A	5,400	18,736
Hangzhou Silan Microelectronics Co. Ltd., Class A	26,964	78,213
Hangzhou Tigermed Consulting Co. Ltd., Class A	12,530	78,342
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	21,963	76,447
Hansoh Pharmaceutical Group Co. Ltd., 144A	162,149	285,824
Haohua Chemical Science & Technology Co. Ltd., Class A	7,975	37,632
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	24,125	83,974
Hefei Meiya Optoelectronic Technology, Inc., Class A	10,825	28,981
Heilongjiang Agriculture Co. Ltd., Class A	26,200	45,198
Henan Shuanghui Investment & Development Co. Ltd., Class A	10,300	41,770
Hengan International Group Co. Ltd.	3,321	10,266
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	14,300	28,480
Hengtong Optic-electric Co. Ltd., Class A	17,200	29,219
Hithink RoyalFlush Information Network Co. Ltd., Class A	5,842	111,136
Hongta Securities Co. Ltd., Class A	80,075	86,129
Hoshine Silicon Industry Co. Ltd., Class A	9,975	73,374
Hoyuan Green Energy Co. Ltd., Class A	7,930	30,607
Hua Hong Semiconductor Ltd., 144A*	71,607	153,663
Huaan Securities Co. Ltd., Class A	132,000	88,302

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Huadong Medicine Co. Ltd., Class A	17,725	$82,853
Huafon Chemical Co. Ltd., Class A	13,000	12,305
Huagong Tech Co. Ltd., Class A	7,975	35,120
Hualan Biological Engineering, Inc., Class A	32,500	88,994
Huali Industrial Group Co. Ltd., Class A	7,650	61,516
Huaneng Lancang River Hydropower, Inc., Class A	88,217	113,619
Huatai Securities Co. Ltd., Class A	63,785	128,716
Huatai Securities Co. Ltd., Class H, 144A	148,653	175,829
Huaxi Securities Co. Ltd., Class A	80,800	88,255
Huaxia Bank Co. Ltd., Class A	122,502	107,791
Huayu Automotive Systems Co. Ltd., Class A	15,456	37,475
Hubei Feilihua Quartz Glass Co. Ltd., Class A	15,925	66,284
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,164	59,294
Humanwell Healthcare Group Co. Ltd., Class A	23,650	72,211
Hundsun Technologies, Inc., Class A	28,133	95,348
Hygeia Healthcare Holdings Co. Ltd., 144A	48,106	180,963
IEIT Systems Co. Ltd., Class A	9,366	48,603
Iflytek Co. Ltd., Class A	21,165	145,080
Imeik Technology Development Co. Ltd., Class A	2,825	128,209
Industrial & Commercial Bank of China Ltd., Class A	447,142	330,768
Industrial & Commercial Bank of China Ltd., Class H	7,626,153	3,935,425
Industrial Bank Co. Ltd., Class A	155,765	359,944
Industrial Securities Co. Ltd., Class A	77,800	62,735
Ingenic Semiconductor Co. Ltd., Class A	8,780	79,876
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	11,402	44,863
Innovent Biologics, Inc., 144A*	147,728	799,137
iQIYI, Inc., ADR*	34,655	127,877
iRay Technology Co. Ltd., Class A	2,558	87,892
Isoftstone Information Technology Group Co. Ltd., Class A*	16,025	101,129
Jafron Biomedical Co. Ltd., Class A	25,673	71,511
Jason Furniture Hangzhou Co. Ltd., Class A	6,100	31,790
JCET Group Co. Ltd., Class A	11,542	41,905
JD Health International, Inc., 144A*	110,906	422,159
JD Logistics, Inc., 144A*	116,121	115,249
JD.com, Inc., ADR	74,067	1,675,396
JD.com, Inc., Class A	17,186	195,485
Jiangsu Eastern Shenghong Co. Ltd., Class A	13,209	19,249
Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,050	39,817
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	37,262	220,513
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	21,325	74,583

	Number of Shares	Value
China (Continued)
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	23,875	$34,494
Jiangsu Yangnong Chemical Co. Ltd., Class A	4,405	33,454
Jiangsu Yoke Technology Co. Ltd., Class A	4,825	33,784
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,350	86,229
Jiangxi Special Electric Motor Co. Ltd., Class A*	10,700	15,504
Jinko Solar Co. Ltd., Class A	25,260	30,956
Joinn Laboratories China Co. Ltd., Class A	13,070	33,014
Joinn Laboratories China Co. Ltd., Class H, 144A	59,427	74,997
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	5,814	20,423
Juewei Food Co. Ltd., Class A	5,500	17,160
Juneyao Airlines Co. Ltd., Class A*	16,800	31,081
Kanzhun Ltd., ADR	31,508	493,100
KE Holdings, Inc., ADR	63,589	864,174
Keda Industrial Group Co. Ltd., Class A	16,500	27,526
Kingdee International Software Group Co. Ltd.*	249,966	270,120
Kingnet Network Co. Ltd., Class A	45,100	78,242
Kingsoft Corp. Ltd.	129,279	360,815
Kuaishou Technology, 144A*	192,229	1,092,657
Kuang-Chi Technologies Co. Ltd., Class A*	46,775	96,273
Kunlun Tech Co. Ltd., Class A*	20,850	116,820
LB Group Co. Ltd., Class A	10,801	28,152
Lenovo Group Ltd.	856,817	948,881
Lens Technology Co. Ltd., Class A	15,713	26,387
Lepu Medical Technology Beijing Co. Ltd., Class A	31,925	66,861
Li Auto, Inc., Class A*	112,294	2,543,139
Li Ning Co. Ltd.	185,851	463,393
Liaoning Port Co. Ltd., Class A	228,150	46,863
Livzon Pharmaceutical Group, Inc., Class A	6,525	34,856
Livzon Pharmaceutical Group, Inc., Class H	23,352	81,730
Longfor Group Holdings Ltd., 144A	170,711	215,438
LONGi Green Energy Technology Co. Ltd., Class A	43,758	128,992
Longshine Technology Group Co. Ltd., Class A	40,425	71,758
Lufax Holding Ltd., ADR	37,621	117,378
Luxshare Precision Industry Co. Ltd., Class A	36,028	137,907
Mango Excellent Media Co. Ltd., Class A	28,935	99,512
Maxscend Microelectronics Co. Ltd., Class A	6,141	91,622
MeiHua Holdings Group Co. Ltd., Class A	31,200	46,766
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	87,925	68,092

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Meituan, Class B, 144A*	512,163	$5,220,546
Metallurgical Corp. of China Ltd., Class A	74,492	34,427
Metallurgical Corp. of China Ltd., Class H	96,349	19,445
Microport Scientific Corp.*	118,500	116,248
Ming Yang Smart Energy Group Ltd., Class A	31,584	44,711
MINISO Group Holding Ltd.	47,622	221,723
Minth Group Ltd.	27,622	46,996
Montage Technology Co. Ltd., Class A	13,999	101,419
Muyuan Foods Co. Ltd., Class A	17,250	92,148
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	41,700	83,108
Nanjing Securities Co. Ltd., Class A	86,250	99,833
NARI Technology Co. Ltd., Class A	35,833	115,278
National Silicon Industry Group Co. Ltd., Class A*	44,089	94,294
NAURA Technology Group Co. Ltd., Class A	4,093	161,363
NavInfo Co. Ltd., Class A*	76,231	77,762
NetEase, Inc.	200,242	4,506,775
New China Life Insurance Co. Ltd., Class A	7,330	33,368
New Hope Liuhe Co. Ltd., Class A*	12,878	15,836
New Oriental Education & Technology Group, Inc., ADR*	10,820	1,011,995
Ninestar Corp., Class A	25,409	82,625
Ningbo Deye Technology Co. Ltd., Class A	6,965	80,909
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,675	19,780
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,358	18,780
Ningbo Shanshan Co. Ltd., Class A	17,775	28,222
Ningbo Tuopu Group Co. Ltd., Class A	9,775	79,662
Ningbo Zhoushan Port Co. Ltd., Class A	87,700	43,088
NIO, Inc., ADR*(a)	150,651	866,243
Nongfu Spring Co. Ltd., Class H, 144A	213,501	1,210,843
Offcn Education Technology Co. Ltd., Class A*	167,564	81,163
Onewo, Inc., Class H	40,011	98,126
Oppein Home Group, Inc., Class A	3,541	34,146
Orient Securities Co. Ltd., Class A	88,630	108,370
Orient Securities Co. Ltd., Class H, 144A	218,056	92,751
Ovctek China, Inc., Class A	26,602	76,019
Pacific Securities Co. Ltd., Class A*	185,475	88,294
People.cn Co. Ltd., Class A	26,625	98,071
People’s Insurance Co. Group of China Ltd., Class A	45,629	33,247
People’s Insurance Co. Group of China Ltd., Class H	35,824	11,943
Perfect World Co. Ltd., Class A	45,625	74,213
Pharmaron Beijing Co. Ltd., Class A	14,132	45,797
Pharmaron Beijing Co. Ltd., Class H, 144A	64,107	86,144
PICC Property & Casualty Co. Ltd., Class H	315,933	432,608
Ping An Bank Co. Ltd., Class A	90,858	133,540

	Number of Shares	Value
China (Continued)
Ping An Insurance Group Co. of China Ltd., Class A	79,017	$470,467
Ping An Insurance Group Co. of China Ltd., Class H	691,003	3,098,074
Poly Developments and Holdings Group Co. Ltd., Class A	93,538	126,833
Poly Property Services Co. Ltd., Class H	5,472	19,676
Pop Mart International Group Ltd., 144A	82,915	207,372
Postal Savings Bank of China Co. Ltd., Class A	21,073	14,185
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,043,757	550,623
Qi An Xin Technology Group, Inc., Class A*	17,251	83,774
Qinghai Salt Lake Industry Co. Ltd., Class A*	32,352	72,514
Raytron Technology Co. Ltd., Class A	14,053	75,694
Red Star Macalline Group Corp. Ltd., Class A	54,200	26,855
Remegen Co. Ltd., Class A*	11,993	83,557
Remegen Co. Ltd., Class H, 144A*	31,496	90,520
Rockchip Electronics Co. Ltd., Class A	3,400	25,406
SAIC Motor Corp. Ltd., Class A	7,588	15,755
Sanan Optoelectronics Co. Ltd., Class A	53,375	92,153
Sangfor Technologies, Inc., Class A*	10,462	92,057
Sany Heavy Industry Co. Ltd., Class A	3,412	6,601
Satellite Chemical Co. Ltd., Class A*	19,724	45,414
SDIC Capital Co. Ltd., Class A	102,425	98,086
Sealand Securities Co. Ltd., Class A	180,900	89,380
Seazen Holdings Co. Ltd., Class A*	15,315	22,127
SenseTime Group, Inc., Class B, 144A*	2,138,756	245,872
Seres Group Co. Ltd., Class A*	10,625	135,562
SG Micro Corp., Class A	8,471	83,167
Shandong Gold Mining Co. Ltd., Class A	2,225	6,698
Shandong Gold Mining Co. Ltd., Class H, 144A	27,491	43,683
Shandong Hi-speed Co. Ltd., Class A	72,400	82,295
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,900	45,418
Shandong Linglong Tyre Co. Ltd., Class A	5,644	17,358
Shandong Sinocera Functional Material Co. Ltd., Class A	16,550	46,789
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	229,567	149,256
Shanghai Aiko Solar Energy Co. Ltd., Class A	32,900	69,085
Shanghai Baosight Software Co. Ltd., Class A	18,243	118,493
Shanghai Baosight Software Co. Ltd., Class B	77,926	175,333
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,760	107,745
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	24,371	83,139
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	75,411	136,396

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	14,185	$73,098
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	61,761	109,341
Shanghai International Airport Co. Ltd., Class A*	26,301	128,416
Shanghai International Port Group Co. Ltd., Class A	110,575	83,331
Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,757	75,650
Shanghai Junshi Biosciences Co. Ltd., Class A*	16,996	74,067
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	40,706	64,994
Shanghai Lingang Holdings Corp. Ltd., Class A	56,325	83,566
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	59,300	75,388
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	253,900	102,576
Shanghai M&G Stationery, Inc., Class A	14,300	70,694
Shanghai MicroPort MedBot Group Co. Ltd.*	63,004	116,853
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	9,500	23,904
Shanghai Pudong Development Bank Co. Ltd., Class A	218,331	216,657
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,036	33,941
Shanghai RAAS Blood Products Co. Ltd., Class A	98,200	98,128
Shanghai Rural Commercial Bank Co. Ltd., Class A	88,152	78,912
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	71,510	65,602
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	37,875	104,606
Shanxi Securities Co. Ltd., Class A	112,575	84,682
Shengyi Technology Co. Ltd., Class A	14,625	34,811
Shennan Circuits Co. Ltd., Class A	3,350	32,639
Shenwan Hongyuan Group Co. Ltd., Class A	256,727	163,188
Shenzhen Capchem Technology Co. Ltd., Class A	4,332	24,458
Shenzhen Dynanonic Co. Ltd., Class A	2,040	12,126
Shenzhen Goodix Technology Co. Ltd., Class A*	4,925	43,267
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	20,825	25,752
Shenzhen Inovance Technology Co. Ltd., Class A	17,743	155,655
Shenzhen Kaifa Technology Co. Ltd., Class A	14,300	28,341
Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,624	49,259
Shenzhen Kedali Industry Co. Ltd., Class A	2,000	20,241

	Number of Shares	Value
China (Continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,066	$403,995
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	11,065	124,375
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	176,739	75,305
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	23,100	93,615
Shenzhen SC New Energy Technology Corp., Class A	9,350	84,024
Shenzhen Sunlord Electronics Co. Ltd., Class A	14,525	55,296
Shenzhen Transsion Holdings Co. Ltd., Class A	4,632	102,023
Shenzhou International Group Holdings Ltd.	91,504	754,469
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,450	78,778
Shuangliang Eco-Energy Systems Co. Ltd., Class A	24,300	27,520
Sichuan Chuantou Energy Co. Ltd., Class A	48,379	105,148
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,575	28,859
Sichuan Swellfun Co. Ltd., Class A	10,850	75,624
Sinolink Securities Co. Ltd., Class A	84,185	106,323
Sinoma Science & Technology Co. Ltd., Class A	6,082	13,210
Sinomine Resource Group Co. Ltd., Class A	15,675	81,625
Sinopharm Group Co. Ltd., Class H	121,834	341,592
Sinotrans Ltd., Class H	65,423	27,911
Skshu Paint Co. Ltd., Class A*	11,025	59,216
Smoore International Holdings Ltd., 144A	243,938	170,440
Songcheng Performance Development Co. Ltd., Class A	57,925	86,824
SooChow Securities Co. Ltd., Class A	97,075	98,352
Southwest Securities Co. Ltd., Class A	170,400	102,165
Spring Airlines Co. Ltd., Class A*	4,525	36,029
StarPower Semiconductor Ltd., Class A	3,600	75,720
Sungrow Power Supply Co. Ltd., Class A	8,156	98,718
Sunny Optical Technology Group Co. Ltd.	49,436	320,783
Sunresin New Materials Co. Ltd., Class A	8,900	62,131
Sunwoda Electronic Co. Ltd., Class A	15,372	30,338
SUPCON Technology Co. Ltd., Class A	15,471	98,728
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,450	23,789
Suzhou Maxwell Technologies Co. Ltd., Class A	5,354	90,320
TAL Education Group, ADR*	32,833	483,630
TangShan Port Group Co. Ltd., Class A	134,225	81,221
Tasly Pharmaceutical Group Co. Ltd., Class A	25,409	59,491
TCL Technology Group Corp., Class A*	41,024	25,792
Tencent Holdings Ltd.	682,216	24,155,717

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Tencent Music Entertainment Group, ADR*	63,181	$661,505
Thunder Software Technology Co. Ltd., Class A	9,921	83,524
Tianfeng Securities Co. Ltd., Class A*	209,775	90,836
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	13,900	57,855
Tianqi Lithium Corp., Class A	4,293	31,954
Tianqi Lithium Corp., Class H	7,233	36,725
Tianshui Huatian Technology Co. Ltd., Class A	27,450	31,164
Toly Bread Co. Ltd., Class A	15,240	14,827
Tongcheng Travel Holdings Ltd.*	141,576	357,340
TongFu Microelectronics Co. Ltd., Class A	11,150	34,354
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	51,350	74,047
Topchoice Medical Corp., Class A*	7,965	72,694
Topsports International Holdings Ltd., 144A	267,121	181,520
TravelSky Technology Ltd., Class H	147,054	176,191
Trip.com Group Ltd., ADR*	64,272	2,858,176
Tsinghua Tongfang Co. Ltd., Class A*	82,775	77,545
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	11,503	114,292
Uni-President China Holdings Ltd.	52,856	31,732
Unisplendour Corp. Ltd., Class A*	21,950	67,325
Universal Scientific Industrial Shanghai Co. Ltd., Class A	12,400	24,834
Venustech Group, Inc., Class A	26,825	82,054
Vipshop Holdings Ltd., ADR*	24,128	464,464
Walvax Biotechnology Co. Ltd., Class A	30,920	78,960
Wanda Film Holding Co. Ltd., Class A*	25,814	42,813
Wangfujing Group Co. Ltd., Class A	33,650	70,614
Weibo Corp., ADR	15,874	144,771
Weichai Power Co. Ltd., Class A	33,663	78,864
Weichai Power Co. Ltd., Class H	144,186	283,628
Weihai Guangwei Composites Co. Ltd., Class A	20,230	76,762
Western Mining Co. Ltd., Class A	2,550	5,893
Western Securities Co. Ltd., Class A	101,806	112,611
Western Superconducting Technologies Co. Ltd., Class A	8,110	45,045
Will Semiconductor Co. Ltd., Class A	10,093	134,475
Wingtech Technology Co. Ltd., Class A*	7,051	37,333
Winner Medical Co. Ltd., Class A	9,225	45,669
Winning Health Technology Group Co. Ltd., Class A	89,800	88,364
WUS Printed Circuit Kunshan Co. Ltd., Class A	15,800	57,891
WuXi AppTec Co. Ltd., Class A	19,675	148,766
WuXi AppTec Co. Ltd., Class H, 144A	48,773	303,398
Wuxi Autowell Technology Co. Ltd., Class A	2,422	29,349
Wuxi Biologics Cayman, Inc., 144A*	430,904	1,047,978
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	8,300	26,149

	Number of Shares	Value
China (Continued)
WuXi XDC Cayman, Inc.*	25,228	$58,649
Xiamen C & D, Inc., Class A	30,524	44,100
Xiamen Faratronic Co. Ltd., Class A	5,825	84,296
Xiaomi Corp., Class B, 144A*	1,749,645	2,954,515
Xinhu Zhongbao Co. Ltd., Class A	226,000	70,574
Xinyi Solar Holdings Ltd.	472,857	287,502
XPeng, Inc., Class A*	112,817	517,337
Yadea Group Holdings Ltd., 144A	74,149	116,308
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,100	28,136
Yealink Network Technology Corp. Ltd., Class A	21,371	87,023
Yifeng Pharmacy Chain Co. Ltd., Class A	13,953	76,260
Yihai Kerry Arawana Holdings Co. Ltd., Class A	9,434	42,344
Yintai Gold Co. Ltd., Class A	42,331	88,008
Yonghui Superstores Co. Ltd., Class A*	71,700	26,271
YongXing Special Materials Technology Co. Ltd., Class A	2,480	18,996
Yonyou Network Technology Co. Ltd., Class A	48,050	84,493
Youngor Fashion Co. Ltd., Class A	47,350	48,301
YTO Express Group Co. Ltd., Class A	14,230	25,181
Yunda Holding Co. Ltd., Class A	10,218	10,225
Yunnan Baiyao Group Co. Ltd., Class A	16,322	112,880
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	9,950	90,534
Yunnan Energy New Material Co. Ltd., Class A	13,402	85,357
Yunnan Yuntianhua Co. Ltd., Class A	12,500	31,644
Zai Lab Ltd., ADR*	8,618	180,806
Zangge Mining Co. Ltd., Class A	19,313	78,509
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,559	141,099
Zhaojin Mining Industry Co. Ltd., Class H	136,079	141,662
Zhefu Holding Group Co. Ltd., Class A	95,375	45,005
Zhejiang Century Huatong Group Co. Ltd., Class A*	113,386	76,952
Zhejiang China Commodities City Group Co. Ltd., Class A	97,025	110,689
Zhejiang Chint Electrics Co. Ltd., Class A	16,904	48,282
Zhejiang Dahua Technology Co. Ltd., Class A	42,118	108,199
Zhejiang Dingli Machinery Co. Ltd., Class A	3,900	31,951
Zhejiang Expressway Co. Ltd., Class H	271,981	207,752
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	39,309	75,997
Zhejiang Huayou Cobalt Co. Ltd., Class A	9,548	36,706
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,500	89,865
Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A*	95,275	60,165
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	26,205	74,375
Zhejiang Juhua Co. Ltd., Class A	5,100	14,447

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Zhejiang Leapmotor Technology Co. Ltd., 144A*	57,376	$200,810
Zhejiang NHU Co. Ltd., Class A	33,616	83,979
Zhejiang Supor Co. Ltd., Class A	4,300	32,990
Zhejiang Weiming Environment Protection Co. Ltd., Class A	20,000	49,686
Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,600	29,728
Zheshang Securities Co. Ltd., Class A	74,581	105,993
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	86,255	136,619
Zhongsheng Group Holdings Ltd.	34,989	64,179
Zhongtai Securities Co. Ltd., Class A	108,450	104,608
Zhuhai Huafa Properties Co. Ltd., Class A	80,584	80,749
Zhuzhou CRRC Times Electric Co. Ltd., Class H	33,684	98,959
Zhuzhou Kibing Group Co. Ltd., Class A	12,080	10,881
Zijin Mining Group Co. Ltd., Class A	32,536	59,199
Zijin Mining Group Co. Ltd., Class H	344,691	557,402
ZTE Corp., Class A	15,937	66,046
ZTE Corp., Class H	48,471	109,340
ZTO Express Cayman, Inc., ADR	29,398	564,148

(Cost $204,279,267)		146,384,204

Colombia — 0.1%
Bancolombia SA	29,385	246,509
Ecopetrol SA	100,132	58,397
Interconexion Electrica SA ESP	29,401	125,194

(Cost $427,288)		430,100

Czech Republic — 0.1%
CEZ AS	7,630	261,344
Komercni Banka AS	7,433	259,364

(Cost $611,530)		520,708

Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	13,456	29,177
Commercial International Bank — Egypt (CIB)	214,569	507,605
EFG Holding S.A.E.*	173,352	105,526
Misr Fertilizers Production Co. SAE	46,335	94,544
Telecom Egypt Co.	60,174	75,169

(Cost $703,153)		812,021

Greece — 0.4%
Alpha Services and Holdings SA*	239,368	449,939
Eurobank Ergasias Services and Holdings SA*	271,227	561,041
Hellenic Telecommunications Organization SA	25,505	385,300
JUMBO SA	8,279	242,255
National Bank of Greece SA*	65,790	515,734
Piraeus Financial Holdings SA*	55,010	242,283
Star Bulk Carriers Corp.	2,179	52,013
Terna Energy SA	11,100	199,277

(Cost $2,096,794)		2,647,842

	Number of Shares	Value
Hong Kong — 0.6%
Beijing Enterprises Water Group Ltd.	333,786	$78,450
BOC Hong Kong Holdings Ltd.	422,857	1,115,368
C&D International Investment Group Ltd.	93,668	152,428
China Jinmao Holdings Group Ltd.	1,015,981	83,056
China Medical System Holdings Ltd.	154,580	253,921
China Merchants Port Holdings Co. Ltd.	134,525	166,850
China Overseas Land & Investment Ltd.	267,782	398,143
China Resources Land Ltd.	205,388	632,262
China Ruyi Holdings Ltd.*	791,407	155,677
China State Construction International Holdings Ltd.	151,041	168,428
China Taiping Insurance Holdings Co. Ltd.	3,945	3,442
Far East Horizon Ltd.	256,300	205,923
Want Want China Holdings Ltd.	233,912	129,075
Yuexiu Property Co. Ltd.	187,059	124,964

(Cost $4,756,067)		3,667,987

Hungary — 0.3%
OTP Bank Nyrt	24,995	1,197,907
Richter Gedeon Nyrt	17,185	457,322

(Cost $1,863,141)		1,655,229

India — 17.1%
ABB India Ltd.	2,421	158,982
Adani Green Energy Ltd.*	44,005	1,005,734
Adani Ports & Special Economic Zone Ltd.	83,648	1,332,154
Adani Wilmar Ltd.*	15,530	71,482
Aditya Birla Capital Ltd.*	64,200	142,196
Alkem Laboratories Ltd.	3,743	231,459
APL Apollo Tubes Ltd.	10,187	190,130
Apollo Hospitals Enterprise Ltd.	12,126	892,322
Ashok Leyland Ltd.	27,181	55,695
Asian Paints Ltd.	28,879	982,843
Astral Ltd.	11,686	291,614
AU Small Finance Bank Ltd., 144A	44,522	305,982
Aurobindo Pharma Ltd.	33,977	421,290
Avenue Supermarts Ltd., 144A*	17,262	815,860
Axis Bank Ltd.	236,542	3,067,026
Axis Bank Ltd., GDR	5,528	360,426
Bajaj Auto Ltd.	3,971	378,792
Bajaj Finance Ltd.	18,502	1,449,378
Bajaj Finserv Ltd.	45,705	878,533
Bajaj Holdings & Investment Ltd.	3,183	351,236
Bandhan Bank Ltd., 144A	58,966	139,101
Bank of Baroda	72,820	233,128
Bank of India	57,327	90,883
Berger Paints India Ltd.	24,425	178,718
Bharat Forge Ltd.	20,395	283,113
Bharti Airtel Ltd.	272,438	3,690,992
Biocon Ltd.	60,678	202,342
Bosch Ltd.	702	242,061
Britannia Industries Ltd.	5,588	334,621
Canara Bank	15,804	107,585
CG Power & Industrial Solutions Ltd.	39,826	212,900
Cholamandalam Investment and Finance Co. Ltd.	32,624	428,554

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
India (Continued)
Cipla Ltd.	64,138	$1,145,091
Colgate-Palmolive India Ltd.	15,890	484,224
Container Corp. Of India Ltd.	22,398	264,023
Cummins India Ltd.	11,566	382,015
Dabur India Ltd.	48,874	317,206
Deepak Nitrite Ltd.	7,234	193,059
Delhivery Ltd.*	41,123	234,638
Divi’s Laboratories Ltd.	15,163	638,001
DLF Ltd.	42,880	466,054
Dr. Reddy’s Laboratories Ltd.	17,241	1,335,812
Eicher Motors Ltd.	5,810	265,736
Embassy Office Parks REIT	63,239	285,092
FSN E-Commerce Ventures Ltd.*	125,724	237,904
Gland Pharma Ltd., 144A*	8,013	170,661
Godrej Consumer Products Ltd.	44,773	679,131
Godrej Properties Ltd.*	9,782	282,909
Grasim Industries Ltd.	3,803	100,510
Gujarat Fluorochemicals Ltd.	1,588	70,895
HCL Technologies Ltd.	121,000	2,428,063
HDFC Asset Management Co. Ltd., 144A	10,625	480,914
HDFC Bank Ltd.	310,428	5,254,153
HDFC Life Insurance Co. Ltd., 144A	108,665	762,734
Hero MotoCorp Ltd.	4,711	251,498
Hindalco Industries Ltd.	41,561	252,550
Hindustan Unilever Ltd.	101,417	2,950,546
Honeywell Automation India Ltd.	271	123,971
ICICI Bank Ltd.	575,144	7,298,527
ICICI Lombard General Insurance Co. Ltd., 144A	28,391	586,113
ICICI Prudential Life Insurance Co. Ltd., 144A	40,799	262,091
IDFC First Bank Ltd.*	306,679	299,776
Indian Hotels Co. Ltd.	85,659	606,107
Indian Railway Catering & Tourism Corp. Ltd.	33,694	376,860
Indian Railway Finance Corp. Ltd., 144A	255,381	451,988
IndusInd Bank Ltd.	64,783	1,152,349
Info Edge India Ltd.	6,929	440,206
Infosys Ltd.	481,622	9,722,908
InterGlobe Aviation Ltd., 144A*	2,704	102,900
JSW Steel Ltd.	35,035	338,070
Jubilant Foodworks Ltd.	34,953	195,555
Kotak Mahindra Bank Ltd.	122,610	2,498,225
L&T Technology Services Ltd., 144A	3,334	213,212
Life Insurance Corp. Of India	22,733	280,419
Linde India Ltd.	2,410	156,478
LTIMindtree Ltd., 144A	8,739	558,686
Lupin Ltd.	28,965	566,279
Macrotech Developers Ltd., 144A	25,625	360,117
Mahindra & Mahindra Financial Services Ltd.	75,728	258,831
Mahindra & Mahindra Ltd.	34,956	814,665
Marico Ltd.	69,158	435,885
Maruti Suzuki India Ltd.	7,863	1,070,481
Max Financial Services Ltd.*	21,682	253,570
Max Healthcare Institute Ltd.	73,476	703,025
Mphasis Ltd.	7,690	242,744

	Number of Shares	Value
India (Continued)
Muthoot Finance Ltd.	11,372	$178,810
Nestle India Ltd.	25,765	806,731
NHPC Ltd.	315,448	335,359
NMDC Ltd.	68,836	187,539
Oberoi Realty Ltd.	10,762	174,475
One 97 Communications Ltd.*	34,103	165,875
Oracle Financial Services Software Ltd.	3,853	356,553
Page Industries Ltd.	669	276,823
Patanjali Foods Ltd.	1,615	29,951
PB Fintech Ltd.*	28,156	396,416
Persistent Systems Ltd.	5,057	526,359
PI Industries Ltd.	6,107	270,504
Pidilite Industries Ltd.	11,101	366,301
Power Finance Corp. Ltd.	111,742	540,003
Power Grid Corp. of India Ltd.	309,002	1,054,090
Procter & Gamble Hygiene & Health Care Ltd.	1,398	265,438
Punjab National Bank	116,234	170,812
Rail Vikas Nigam Ltd.	27,362	80,601
REC Ltd.	98,838	526,933
Samvardhana Motherson International Ltd.	126,890	182,416
SBI Cards & Payment Services Ltd.	27,613	239,660
SBI Life Insurance Co. Ltd., 144A	29,189	546,544
Schaeffler India Ltd.	3,715	129,610
Shriram Finance Ltd.	17,624	518,329
Sona Blw Precision Forgings Ltd., 144A	31,982	265,892
SRF Ltd.	13,271	382,471
State Bank of India	189,719	1,711,713
Sun Pharmaceutical Industries Ltd.	123,531	2,350,875
Supreme Industries Ltd.	5,382	269,411
Suzlon Energy Ltd.*	641,223	349,936
Tata Communications Ltd.	13,321	308,974
Tata Consultancy Services Ltd.	136,638	6,748,331
Tata Consumer Products Ltd.	43,937	630,603
Tata Elxsi Ltd.	3,579	337,156
Tata Motors Ltd.	103,770	1,189,179
Tata Motors Ltd., Class A	15,177	115,727
Tata Steel Ltd.	160,360	272,404
Tech Mahindra Ltd.	88,492	1,359,511
Thermax Ltd.	2,380	104,402
Titan Co. Ltd.	25,819	1,128,589
Torrent Pharmaceuticals Ltd.	12,288	395,110
Trent Ltd.	18,068	845,870
Tube Investments of India Ltd.	7,695	323,762
TVS Motor Co. Ltd.*	16,595	428,143
UltraTech Cement Ltd.	4,375	521,963
Union Bank of India Ltd.	9,229	16,284
United Spirits Ltd.	21,434	301,374
UPL Ltd.	37,045	209,851
Varun Beverages Ltd.	45,691	776,154
Vedant Fashions Ltd.	3,896	48,357
Vodafone Idea Ltd.*	1,255,014	206,605
Voltas Ltd.	24,817	331,956
Wipro Ltd.	201,770	1,261,971
WNS Holdings Ltd., ADR*	4,769	275,171
Yes Bank Ltd.*	1,324,024	390,423

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
India (Continued)
Zomato Ltd.*	383,944	$766,117
Zydus Lifesciences Ltd.	22,998	261,249

(Cost $84,455,183)		103,042,255

Indonesia — 2.1%
Aneka Tambang Tbk	228,348	21,215
GoTo Gojek Tokopedia Tbk PT*	79,889,150	360,937
PT Astra International Tbk	598,214	198,897
PT Bank Central Asia Tbk	5,875,696	3,692,173
PT Bank Mandiri Persero Tbk	4,030,953	1,795,525
PT Bank Negara Indonesia Persero Tbk	1,768,884	675,361
PT Bank Rakyat Indonesia Persero Tbk	7,882,665	3,072,308
PT Barito Pacific Tbk	1,797,090	111,496
PT Chandra Asri Pacific Tbk	510,609	148,813
PT Charoen Pokphand Indonesia Tbk	191,889	59,099
PT Dayamitra Telekomunikasi	2,497,872	100,932
PT Elang Mahkota Teknologi Tbk	3,065,184	91,673
PT Indocement Tunggal Prakarsa Tbk	10,606	6,125
PT Indofood CBP Sukses Makmur Tbk	117,490	86,351
PT Indosat Tbk	215,293	156,521
PT Kalbe Farma Tbk	1,884,064	178,635
PT Merdeka Copper Gold Tbk*	286,704	41,231
PT Sarana Menara Nusantara Tbk	2,848,662	166,769
PT Sumber Alfaria Trijaya Tbk	1,359,476	237,898
PT Telkom Indonesia Persero Tbk	5,457,824	1,389,201
PT Tower Bersama Infrastructure Tbk	1,150,474	136,168
PT Unilever Indonesia Tbk	795,607	138,212

(Cost $11,021,131)		12,865,540

Ireland — 1.5%
PDD Holdings, Inc., ADR* (Cost $7,684,825)	71,920	8,956,917

Kazakhstan — 0.0%
Polymetal International PLC* (b) (Cost $548,412)	28,889	0

Kuwait — 0.8%
Agility Public Warehousing Co. KSC*	149,001	291,076
Boubyan Bank KSCP	116,182	242,825
Gulf Bank KSCP	275,212	263,896
Kuwait Finance House KSCP	705,079	1,856,376
Mabanee Co KPSC	79,285	210,808
Mobile Telecommunications Co. KSCP	224,760	367,477
National Bank of Kuwait SAKP	513,113	1,634,489

(Cost $4,434,747)		4,866,947

Malaysia — 1.2%
AMMB Holdings Bhd	244,300	223,425
Axiata Group Bhd	524,352	307,175
Celcomdigi Bhd	265,300	243,189
CIMB Group Holdings Bhd	758,404	1,032,407
Gamuda Bhd	247,078	275,428
Hong Leong Bank Bhd	71,800	298,366
IHH Healthcare Bhd	291,000	377,126
Inari Amertron Bhd	207,900	138,877
Kuala Lumpur Kepong Bhd	764	3,606
Malayan Banking Bhd	543,756	1,091,981
Malaysia Airports Holdings Bhd	98,162	175,411

	Number of Shares	Value
Malaysia (Continued)
Maxis Bhd	306,800	$240,501
MR DIY Group M Bhd, 144A	215,850	70,957
Nestle Malaysia Bhd	5,519	145,258
Petronas Chemicals Group Bhd	23,900	35,254
PPB Group Bhd	44,600	146,427
Press Metal Aluminium Holdings Bhd	119,600	117,949
Public Bank Bhd	1,366,200	1,266,733
QL Resources Bhd	41,500	50,809
RHB Bank Bhd	267,275	315,402
Sime Darby Bhd	137,300	78,408
Telekom Malaysia Bhd	310,600	395,981
TIME dotCom Bhd	155,200	179,876

(Cost $7,066,091)		7,210,546

Mexico — 2.8%
Alfa SAB de CV, Class A	234,075	174,324
America Movil SAB de CV, Series B	3,643,150	3,406,948
Arca Continental SAB de CV	54,803	589,598
Cemex SAB de CV, Series CPO*	182,187	139,097
Coca-Cola Femsa SAB de CV	61,678	601,222
El Puerto de Liverpool SAB de CV, Class C1	20,652	150,886
Fibra Uno Administracion SA de CV REIT	235,019	424,140
Fomento Economico Mexicano SAB de CV	141,408	1,763,447
Gruma SAB de CV, Class B	4,564	81,171
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,617	407,252
Grupo Aeroportuario del Sureste SAB de CV, Class B	14,708	430,980
Grupo Bimbo SAB de CV, Series A	148,839	621,816
Grupo Carso SAB de CV, Series A1	35,527	306,965
Grupo Comercial Chedraui SA de CV	41,576	318,839
Grupo Elektra SAB DE CV	5,463	380,510
Grupo Financiero Banorte SAB de CV, Class O	319,945	3,303,589
Grupo Financiero Inbursa SAB de CV, Class O*	124,814	378,176
Grupo Mexico SAB de CV, Series B	205,843	997,946
Industrias Penoles SAB de CV*	6,169	77,203
Kimberly-Clark de Mexico SAB de CV, Class A	151,145	335,474
Orbia Advance Corp. SAB de CV	3,167	5,849
Wal-Mart de Mexico SAB de CV	564,925	2,259,170

(Cost $15,203,670)		17,154,602

Philippines — 0.6%
Ayala Land, Inc.	500,200	311,429
Bank of the Philippine Islands	236,124	525,467
BDO Unibank, Inc.	228,218	621,140
International Container Terminal Services, Inc.	71,210	366,089
JG Summit Holdings, Inc.	158,540	115,630
Jollibee Foods Corp.	37,050	180,455
Metropolitan Bank & Trust Co.	124,550	137,367
PLDT, Inc.	11,225	262,180
SM Investments Corp.	34,770	581,407

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Philippines (Continued)
SM Prime Holdings, Inc.	892,700	$501,811
Universal Robina Corp.	35,650	74,198

(Cost $3,520,881)		3,677,173

Qatar — 0.8%
Commercial Bank PSQC	245,610	341,061
Dukhan Bank	186,833	213,465
Industries Qatar QSC	109,827	389,115
Masraf Al Rayan QSC	560,429	389,422
Mesaieed Petrochemical Holding Co.	118,348	61,433
Ooredoo QPSC	66,253	206,893
Qatar International Islamic Bank QSC	120,205	376,693
Qatar Islamic Bank SAQ	119,442	661,015
Qatar National Bank QPSC	496,898	2,078,483

(Cost $4,959,217)		4,717,580

Russia — 0.0%
Alrosa PJSC* (b)	246,725	0
MMC Norilsk Nickel PJSC* (b)	5,593	0
Mobile TeleSystems PJSC, ADR* (b)	25,457	0
Mobile TeleSystems PJSC* (b)	32,151	0
Novolipetsk Steel PJSC* (b)	121,611	0
PIK Group PJSC* (b)	21,692	0
Polyus PJSC* (b)	2,793	0
Sberbank of Russia PJSC* (b)	989,954	0
United Co. RUSAL International PJSC* (b)	255,320	0
Yandex NV, Class A* (b)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia — 3.3%
Advanced Petrochemical Co.	6,290	64,153
Al Rajhi Bank	220,358	5,229,411
Alinma Bank	92,928	1,089,029
Almarai Co. JSC	22,998	360,580
Arab National Bank	64,447	478,588
Arabian Internet & Communications Services Co.	2,958	289,309
Bank AlBilad	48,678	641,200
Banque Saudi Fransi	56,068	569,605
Bupa Arabia for Cooperative Insurance Co.	6,649	407,063
Co. for Cooperative Insurance	5,415	233,909
Dr Sulaiman Al Habib Medical Services Group Co.	6,511	571,880
Etihad Etisalat Co.	37,740	556,495
Jarir Marketing Co.	61,209	254,283
Mouwasat Medical Services Co.	8,485	279,191
Nahdi Medical Co.	4,970	188,182
Riyad Bank	104,711	868,334
Sahara International Petrochemical Co.	18,411	150,467
Saudi Awwal Bank	70,997	780,904
Saudi Basic Industries Corp.	85,124	1,788,596
Saudi Industrial Investment Group	8,980	49,566
Saudi Kayan Petrochemical Co.*	33,469	86,120
Saudi National Bank	201,384	2,274,115
Saudi Telecom Co.	206,850	2,341,355
Savola Group	9,112	128,773

	Number of Shares	Value
Saudi Arabia (Continued)
Yanbu National Petrochemical Co.	26,531	$264,935

(Cost $17,334,817)		19,946,043

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $182,850)	23,259	171,424

South Africa — 2.8%
Absa Group Ltd.	96,329	821,298
Anglo American Platinum Ltd.	3,084	118,466
Aspen Pharmacare Holdings Ltd.	43,304	442,414
Bid Corp. Ltd.	37,764	883,284
Bidvest Group Ltd.	24,993	304,417
Capitec Bank Holdings Ltd.	10,803	1,136,273
Clicks Group Ltd.	29,386	459,683
Discovery Ltd.	63,578	450,394
FirstRand Ltd.	534,980	1,806,529
Gold Fields Ltd.	100,651	1,321,114
Impala Platinum Holdings Ltd.	38,867	131,247
Investec Ltd.	26,802	168,521
MTN Group Ltd.	190,672	829,927
MultiChoice Group*	45,235	246,197
Naspers Ltd., Class N	20,436	3,361,097
Nedbank Group Ltd.	38,427	439,060
Northam Platinum Holdings Ltd.	12,828	73,342
OUTsurance Group Ltd.	105,074	228,072
Pepkor Holdings Ltd., 144A	133,762	130,180
Sanlam Ltd.	181,903	697,411
Shoprite Holdings Ltd.	30,923	416,234
Sibanye Stillwater Ltd.	107,500	111,346
Standard Bank Group Ltd.	142,357	1,497,647
Vodacom Group Ltd.	76,746	376,134
Woolworths Holdings Ltd.	94,632	316,546

(Cost $19,360,155)		16,766,833

South Korea — 10.7%
Alteogen, Inc.*	2,944	355,066
Amorepacific Corp.	1,963	176,310
AMOREPACIFIC Group	2,089	41,808
Celltrion Pharm, Inc.*	2,185	181,974
Celltrion, Inc.	17,241	2,326,680
Cheil Worldwide, Inc.	5,809	80,705
Chunbo Co. Ltd.*	1,142	77,443
CJ CheilJedang Corp.	224	50,381
CJ Corp.*	914	66,511
CJ ENM Co. Ltd.*	1,942	115,797
CJ Logistics Corp.*	353	32,978
CosmoAM&T Co. Ltd.*	2,173	289,004
Coway Co. Ltd.	3,728	151,740
Daewoo Engineering & Construction Co. Ltd.*	8,982	26,846
DB Insurance Co. Ltd.*	1,161	86,142
DL E&C Co. Ltd.	604	16,783
Dongsuh Cos., Inc.	2,907	38,182
Doosan Co. Ltd.*	772	52,758
Doosan Enerbility Co. Ltd.*	19,898	242,673
Doosan Fuel Cell Co. Ltd.*	3,835	57,168
Ecopro BM Co. Ltd.*	2,942	588,798

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Ecopro Co. Ltd.*	1,486	$689,658
E-MART, Inc.*	703	39,067
F&F Co. Ltd. / New	1,113	60,515
Fila Holdings Corp.	5,130	147,936
Green Cross Corp.	365	32,317
GS Engineering & Construction Corp.*	3,654	43,768
Hana Financial Group, Inc.	32,738	1,391,537
Hanjin Kal Corp.	2,399	113,861
Hankook Tire & Technology Co. Ltd.	47	1,913
Hanmi Pharm. Co. Ltd.	838	210,192
Hanmi Science Co. Ltd.	3,234	100,061
Hanmi Semiconductor Co. Ltd.*	5,017	319,497
Hanon Systems	16,452	76,231
Hansol Chemical Co. Ltd.*	821	104,999
Hanssem Co. Ltd.	1,144	41,581
Hanwha Solutions Corp.	11,051	230,298
HD Hyundai Infracore Co. Ltd.*	4,330	26,176
HLB, Inc.*	9,572	585,850
HMM Co. Ltd.*	5,919	81,211
Hugel, Inc.*	997	137,690
HYBE Co. Ltd.	1,696	253,585
Hyosung Advanced Materials Corp.	152	38,068
Hyundai Autoever Corp.*	683	76,578
Hyundai Department Store Co. Ltd.	1,154	45,411
Hyundai Engineering & Construction Co. Ltd.*	2,320	60,457
Hyundai Glovis Co. Ltd.*	751	107,439
Hyundai Mobis Co. Ltd.	2,968	540,508
Hyundai Motor Co.	8,397	1,579,640
Industrial Bank of Korea*	34,699	364,814
JYP Entertainment Corp.*	3,279	181,483
Kakao Corp.	34,924	1,397,904
Kakao Games Corp.*	6,025	106,103
KakaoBank Corp.	16,285	347,934
Kakaopay Corp.*	4,568	151,112
KB Financial Group, Inc.	41,741	1,990,503
KCC Corp.	109	21,733
KEPCO Engineering & Construction Co., Inc.*	2,410	128,319
KEPCO Plant Service & Engineering Co. Ltd.*	2,035	56,850
Kia Corp.*	9,226	862,599
KIWOOM Securities Co. Ltd.*	1,892	178,600
Korea Investment Holdings Co. Ltd.*	4,440	236,738
Korea Zinc Co. Ltd.	242	81,327
Korean Air Lines Co. Ltd.	3,240	55,963
Krafton, Inc.*	2,163	368,730
KT Corp.	9,202	270,200
KT&G Corp.	11,946	834,318
Kum Yang Co. Ltd.*	2,926	212,045
Kumho Petrochemical Co. Ltd.*	26	2,888
L&F Co. Ltd.*	1,761	224,423
LEENO Industrial, Inc.	1,068	166,825
LG Chem Ltd.	3,236	1,100,862
LG Corp.	4,126	290,332
LG Display Co. Ltd.	11,173	95,486
LG Electronics, Inc.	4,971	354,271

	Number of Shares	Value
South Korea (Continued)
LG Energy Solution Ltd.*	3,709	$1,118,326
LG H&H Co. Ltd.	545	130,561
LG Innotek Co. Ltd.	1,697	257,430
LG Uplus Corp.	26,651	206,547
Lotte Energy Materials Corp.	2,949	77,069
Lotte Shopping Co. Ltd.	1,388	80,887
Meritz Financial Group, Inc.	10,245	639,351
Mirae Asset Securities Co. Ltd.*	40,470	274,136
NAVER Corp.	15,394	2,254,303
NCSoft Corp.	1,310	190,853
Netmarble Corp., 144A*	2,673	123,854
NH Investment & Securities Co. Ltd.*	23,989	211,498
OCI Holdings Co. Ltd.	342	24,142
Orion Corp.	941	65,650
Pan Ocean Co. Ltd.	4,830	17,646
Pearl Abyss Corp.*	4,559	103,909
Posco DX Co. Ltd.*	4,223	171,571
POSCO Future M Co. Ltd.*	1,803	429,221
S-1 Corp.	1,147	50,046
Samsung Biologics Co. Ltd., 144A*	2,048	1,190,412
Samsung C&T Corp.	5,471	643,816
Samsung Card Co. Ltd.*	5,334	150,414
Samsung Electro-Mechanics Co. Ltd.	6,502	683,599
Samsung Electronics Co. Ltd.	322,732	17,789,523
Samsung Engineering Co. Ltd.*	13,710	253,279
Samsung Fire & Marine Insurance Co. Ltd.*	1,518	339,715
Samsung Life Insurance Co. Ltd.	5,001	363,921
Samsung SDI Co. Ltd.	5,888	1,666,999
Samsung SDS Co. Ltd.	4,183	502,613
Samsung Securities Co. Ltd.	9,531	297,396
SD Biosensor, Inc.*	4,740	44,673
Shinhan Financial Group Co. Ltd.	49,140	1,607,125
Shinsegae, Inc.	834	109,480
SK Biopharmaceuticals Co. Ltd.*	3,771	274,414
SK Bioscience Co. Ltd.*	4,118	189,881
SK Chemicals Co. Ltd.	193	9,841
SK Hynix, Inc.	59,900	7,026,419
SK IE Technology Co. Ltd., 144A*	4,133	227,507
SK Innovation Co. Ltd.*	1,494	131,381
SK Networks Co. Ltd.*	3,361	16,532
SK Square Co. Ltd.*	12,014	630,654
SK Telecom Co. Ltd.	12,735	504,006
SKC Co. Ltd.*	872	54,222
Soulbrain Co. Ltd.	184	37,585
SSANGYONG C&E Co. Ltd.	5,733	30,051
Studio Dragon Corp.*	2,907	98,676
Wemade Co. Ltd.*	2,555	89,318
Woori Financial Group, Inc.	71,929	804,853
Yuhan Corp.	7,044	356,538

(Cost $63,556,881)		64,825,996

Taiwan — 19.8%
Accton Technology Corp.	47,944	787,198
Acer, Inc.	86,239	123,181
Advantech Co. Ltd.	51,906	640,420
Airtac International Group	9,970	381,648

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Alchip Technologies Ltd.	7,040	$922,052
ASE Technology Holding Co. Ltd.	389,603	1,713,245
Asia Cement Corp.	820	1,049
Asia Vital Components Co. Ltd.	17,925	301,685
ASMedia Technology, Inc.	3,720	277,151
ASPEED Technology, Inc.	3,504	303,182
Asustek Computer, Inc.	78,591	1,131,271
AUO Corp.*	667,479	369,537
Catcher Technology Co. Ltd.	28,875	179,958
Cathay Financial Holding Co. Ltd.*	1,491,331	2,125,452
Chailease Holding Co. Ltd.	180,017	993,782
Chang Hwa Commercial Bank Ltd.	710,559	400,131
Chicony Electronics Co. Ltd.	40,100	237,864
China Airlines Ltd.	173	109
China Development Financial Holding Corp.*	1,921,976	763,087
China Steel Corp.	578,465	450,189
Chroma ATE, Inc.	33,772	248,940
Chunghwa Telecom Co. Ltd.	437,374	1,667,333
Compal Electronics, Inc.	497	574
CTBC Financial Holding Co. Ltd.	1,944,304	1,808,397
Delta Electronics, Inc.	215,498	2,007,756
E Ink Holdings, Inc.	85,975	669,098
E.Sun Financial Holding Co. Ltd.	1,706,640	1,363,282
Eclat Textile Co. Ltd.	27,588	471,299
Elite Material Co. Ltd.	28,125	440,433
eMemory Technology, Inc.	6,705	574,845
Eva Airways Corp.	54,441	54,166
Evergreen Marine Corp. Taiwan Ltd.	16,299	85,338
Far Eastern New Century Corp.	133,773	137,965
Far EasTone Telecommunications Co. Ltd.	193,147	480,889
Feng TAY Enterprise Co. Ltd.	70,164	367,362
First Financial Holding Co. Ltd.	1,161,892	996,133
Formosa Chemicals & Fibre Corp.	200,697	363,178
Formosa Plastics Corp.	318,404	722,238
Formosa Sumco Technology Corp.	6,343	31,404
Foxconn Technology Co. Ltd.	79,473	124,956
Fubon Financial Holding Co. Ltd.	913,150	1,964,416
Giant Manufacturing Co. Ltd.	32,633	210,605
Global Unichip Corp.	8,197	412,320
Globalwafers Co. Ltd.	17,593	310,568
Gold Circuit Electronics Ltd.	14,525	118,095
Highwealth Construction Corp.	178,903	224,694
Hiwin Technologies Corp.	736	5,588
Hon Hai Precision Industry Co. Ltd.	1,208,545	3,938,061
Hotai Motor Co. Ltd.	23,676	502,589
Hua Nan Financial Holdings Co. Ltd.	904,759	629,706
Innolux Corp.*	657,503	315,132
Inventec Corp.	374,268	651,220
Largan Precision Co. Ltd.	6,513	533,658
Lite-On Technology Corp.	167,498	580,238
Lotes Co. Ltd.	9,541	309,386
Macronix International Co. Ltd.	22,773	20,497
MediaTek, Inc.	100,984	3,641,999
Mega Financial Holding Co. Ltd.	1,273,497	1,559,162
Merida Industry Co. Ltd.	22,410	147,819

	Number of Shares	Value
Taiwan (Continued)
Micro-Star International Co. Ltd.	63,911	$386,181
momo.com, Inc.	7,632	107,323
Nan Ya Plastics Corp.	333,461	629,799
Nan Ya Printed Circuit Board Corp.	16,787	112,322
Nanya Technology Corp.	137,242	292,203
Nien Made Enterprise Co. Ltd.	10,675	124,786
Novatek Microelectronics Corp.	63,738	1,211,868
Oneness Biotech Co. Ltd.	44,511	248,539
Pegatron Corp.	124,483	336,712
PharmaEssentia Corp.*	29,251	303,989
Phison Electronics Corp.	11,915	236,721
Polaris Group*	31,094	69,449
Pou Chen Corp.	170,141	164,169
Powerchip Semiconductor Manufacturing Corp.	187,338	163,575
Powertech Technology, Inc.	81,138	400,434
Quanta Computer, Inc.	241,363	1,771,500
Realtek Semiconductor Corp.	31,352	564,365
Ruentex Development Co. Ltd.*	136,207	156,634
Ruentex Industries Ltd.*	82,352	154,233
Shanghai Commercial & Savings Bank Ltd.	440,966	627,769
Shin Kong Financial Holding Co. Ltd.*	1,590,655	417,170
Sino-American Silicon Products, Inc.	29,278	171,818
SinoPac Financial Holdings Co. Ltd.	1,052,997	669,585
Synnex Technology International Corp.	47,104	115,936
TA Chen Stainless Pipe	93	106
Taishin Financial Holding Co. Ltd.	1,541,226	848,395
Taiwan Business Bank	750,180	332,258
Taiwan Cement Corp.	159,726	162,205
Taiwan Cooperative Financial Holding Co. Ltd.	798,115	655,217
Taiwan Fertilizer Co. Ltd.	850	1,791
Taiwan High Speed Rail Corp.	320,405	306,118
Taiwan Mobile Co. Ltd.	268,149	839,835
Taiwan Semiconductor Manufacturing Co. Ltd.	2,655,330	57,962,881
Tatung Co. Ltd.*	142,114	233,339
Teco Electric and Machinery Co. Ltd.	4,051	6,305
Tripod Technology Corp.	12,276	80,780
Unimicron Technology Corp.	110,771	629,032
Uni-President Enterprises Corp.	270,713	656,881
United Microelectronics Corp.	1,293,049	1,998,306
Vanguard International Semiconductor Corp.	106,575	243,430
VisEra Technologies Co. Ltd.	15,424	149,802
Voltronic Power Technology Corp.	4,613	234,229
Walsin Lihwa Corp.	624	730
Walsin Technology Corp.	21,383	75,765
Wan Hai Lines Ltd.	1,039	1,657
Win Semiconductors Corp.	53,164	255,649
Winbond Electronics Corp.	121,943	107,825
Wistron Corp.	225,687	824,652
Wiwynn Corp.	6,837	503,969
WPG Holdings Ltd.	25,122	73,754
WT Microelectronics Co. Ltd.	36,700	199,119
Yageo Corp.	28,079	495,676

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Yang Ming Marine Transport Corp.	2,038	$3,214
Yuanta Financial Holding Co. Ltd.	1,309,494	1,137,177
Yulon Finance Corp.	45,403	237,720
Yulon Motor Co. Ltd.	25,497	57,028
Zhen Ding Technology Holding Ltd.	48,125	153,010

(Cost $106,436,568)		119,698,465

Thailand — 1.8%
Advanced Info Service PCL, NVDR	134,400	753,225
Airports of Thailand PCL, NVDR	370,300	655,627
Asset World Corp. PCL	381,900	41,102
Asset World Corp. PCL, NVDR (a)	1,344,300	144,681
Bangkok Bank PCL	67,900	268,836
Bangkok Bank PCL, NVDR (a)	59,700	238,034
Bangkok Dusit Medical Services PCL, NVDR	625,900	497,369
Bangkok Expressway & Metro PCL	526,600	118,197
Bangkok Expressway & Metro PCL, NVDR	866,600	194,511
Bangkok Life Assurance PCL, NVDR	53,300	26,602
Berli Jucker PCL, NVDR (a)	73,300	49,459
BTS Group Holdings PCL, NVDR	1,035,100	148,634
Bumrungrad Hospital PCL, NVDR	74,600	465,925
Carabao Group PCL, NVDR	43,400	84,101
Central Pattana PCL, NVDR	193,700	349,702
Central Retail Corp. PCL	88,500	85,749
Central Retail Corp. PCL, NVDR	217,300	210,544
Charoen Pokphand Foods PCL, NVDR	370,300	195,139
Com7 PCL, Class F	106,300	59,574
Com7 PCL, NVDR	118,700	68,509
CP ALL PCL, NVDR	586,200	939,816
CP Axtra PCL	19,600	18,171
CP Axtra PCL, NVDR	195,500	181,246
Delta Electronics Thailand PCL, NVDR*	47,700	94,762
Energy Absolute PCL, NVDR	282,100	277,263
Home Product Center PCL, NVDR	641,800	200,423
Indorama Ventures PCL, NVDR	29,700	19,295
Intouch Holdings PCL, Class F	3,400	6,423
Intouch Holdings PCL, NVDR	151,700	286,566
JMT Network Services PCL	93,500	58,397
JMT Network Services PCL, NVDR	144,800	90,437
Kasikornbank PCL, NVDR	151,300	518,887
KCE Electronics PCL, NVDR	58,700	61,785
Krung Thai Bank PCL, NVDR	384,600	172,649
Krungthai Card PCL	72,400	86,299
Krungthai Card PCL, NVDR	118,000	140,652
Land & Houses PCL, NVDR	849,900	180,099
Minor International PCL, NVDR	371,083	328,506
Muangthai Capital PCL	600	765
Muangthai Capital PCL, NVDR	152,500	194,532
Ngern Tid Lor PCL	80,400	50,439
Ngern Tid Lor PCL, NVDR	232,200	145,671
Osotspa PCL, NVDR (a)	130,400	73,808
PTT Global Chemical PCL, NVDR	148,900	157,764
Siam Global House PCL, NVDR	140,009	66,364
Srisawad Corp. PCL, NVDR	187,700	198,874
Thai Beverage PCL	551,200	207,018

	Number of Shares	Value
Thailand (Continued)
Thai Life Insurance PCL	182,600	$45,822
Thai Life Insurance PCL, NVDR	218,200	54,755
Tisco Financial Group PCL, NVDR (a)	92,800	260,042
TMBThanachart Bank PCL, NVDR	4,453,777	228,494
TOA Paint Thailand PCL	58,500	32,622
True Corp. PCL*	299,400	58,853
True Corp. PCL, NVDR*	1,699,369	334,046
WHA Corp. PCL, NVDR	1,655,400	212,320

(Cost $12,191,009)		10,639,385

Turkey — 0.8%
Akbank TAS	222,412	296,219
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	12,616	49,018
Aydem Yenilenebilir Enerji AS*	96,331	89,482
Bera Holding AS	80,219	51,955
BIM Birlesik Magazalar AS	41,539	516,581
Borusan Yatirim ve Pazarlama AS	1,247	172,652
Bosch Fren Sistemleri Sanayi ve Ticaret AS	3,149	129,622
Celebi Hava Servisi AS	2,151	93,840
Deva Holding AS	21,533	53,626
Dogus Otomotiv Servis Ve Ticaret AS	11,259	96,380
Eczacibasi Yatirim Holding Ortakligi AS	4,088	34,995
Ege Endustri Ve Ticaret AS	106	58,959
Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	50,671	87,157
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	318,750	113,330
Girisim Elektrik Taahhut Ticaret VE Sanayi AS*	13,268	32,937
Haci Omer Sabanci Holding AS	21,539	54,848
Hektas Ticaret TAS*	177,054	108,320
Investco Holding AS*	6,851	82,950
Is Gayrimenkul Yatirim Ortakligi AS REIT*	167,626	92,941
Is Yatirim Menkul Degerler AS	100,608	119,816
Kiler Holding AS*	82,995	164,822
Koza Altin Isletmeleri AS	168,095	123,299
Logo Yazilim Sanayi Ve Ticaret AS	28,254	97,197
Mavi Giyim Sanayi Ve Ticaret AS, Class B, 144A	13,814	62,787
MLP Saglik Hizmetleri AS, 144A*	17,625	96,537
Pegasus Hava Tasimaciligi AS*	684	18,787
Penta Teknoloji Urunleri Dagitim Ticaret AS*	55,037	36,562
Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	46,222	50,279
Sasa Polyester Sanayi AS*	149,476	189,408
Selcuk Ecza Deposu Ticaret Ve Sanayi AS	15,152	29,193
Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS*	16,991	35,403
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	66,908	80,196
Turk Hava Yollari AO*	22,101	199,456
Turk Telekomunikasyon AS*	95,380	98,069

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Turkcell Iletisim Hizmetleri AS	150,757	$323,295
Turkiye Is Bankasi AS, Class C	677,210	240,778
Turkiye Sigorta AS	51,437	82,709
Turkiye Sinai Kalkinma Bankasi AS*	174,967	46,404
Verusa Holding AS	11,525	98,565
Ziraat Gayrimenkul Yatirim Ortakligi AS	417,878	93,026

(Cost $3,449,656)		4,502,400

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	337,606	787,738
Abu Dhabi Islamic Bank PJSC	136,904	418,961
Aldar Properties PJSC	275,268	414,450
Alpha Dhabi Holding PJSC*	136,125	597,439
Borouge PLC	234,180	151,746
Dubai Islamic Bank PJSC	207,384	363,624
Emaar Properties PJSC	435,638	963,103
Emirates NBD Bank PJSC	272,986	1,360,136
Emirates Telecommunications Group Co. PJSC	403,505	1,988,467
First Abu Dhabi Bank PJSC	501,009	1,860,590
International Holding Co. PJSC*	32,236	3,510,686
Multiply Group PJSC*	414,673	256,285

(Cost $10,531,808)		12,673,225

United States — 0.2%
BeiGene Ltd., ADR*	4,313	714,448
BeiGene Ltd., Class A*	2,911	53,338
Parade Technologies Ltd.	7,858	252,325

(Cost $1,244,874)		1,020,111

TOTAL COMMON STOCKS (Cost $619,406,733)		593,080,585

PREFERRED STOCKS — 1.8%
Brazil — 1.1%
Banco Bradesco SA	589,163	1,630,421
Centrais Eletricas Brasileiras SA, Class B	30,819	297,171
Cia Energetica de Minas Gerais	128,823	310,348
Companhia Paranaense de Energia	107,621	221,365
Itau Unibanco Holding SA	544,258	3,717,734
Itausa SA	383,928	795,882

(Cost $6,025,722)		6,972,921

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $495,960)	9,835	488,183

Colombia — 0.1%
Bancolombia SA (Cost $477,212)	63,384	517,842

Russia — 0.0%
Sberbank of Russia PJSC (b) (Cost $275,893)	71,636	0

South Korea — 0.5%
Doosan Co. Ltd.*	1,109	42,225
Hyundai Motor Co.	281	33,658
Hyundai Motor Co. — 2nd Preferred	1,153	139,146

	Number of Shares	Value
South Korea (Continued)
LG Chem Ltd.	558	$125,713
Samsung Electronics Co. Ltd.	54,327	2,594,771
Samsung SDI Co. Ltd.	523	90,139

(Cost $3,096,837)		3,025,652

TOTAL PREFERRED STOCKS (Cost $10,371,624)		11,004,598

RIGHTS — 0.0%
Brazil — 0.0%
Magazine Luiza SA* , expires 3/15/24 (Cost $0)	25,893	938

South Korea — 0.0%
LG Display Co. Ltd.* , expires 3/14/24 (Cost $0)	8,821	8,678

TOTAL RIGHTS (Cost $0)		9,616

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	400	0
BTS Group Holdings PCL*, expires 11/20/26	800	2

(Cost $0)		2

TOTAL WARRANTS (Cost $0)		2

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $1,498,996)	1,498,996	1,498,996

TOTAL INVESTMENTS — 100.2%
(Cost $631,277,353)		$605,593,797
Other assets and liabilities, net — (0.2%)		(1,418,035)

NET ASSETS — 100.0%		$604,175,762

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	1,498,996	(e)	—	—	—	5,670	—	1,498,996	1,498,996

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
1,488,084	110,405,101		(111,893,185)	—	—	108,404	—	—	—

1,488,084	111,904,097		(111,893,185)	—	—	114,074	—	1,498,996	1,498,996

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $1,379,004, which is 0.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	49	$2,497,780	$2,491,160	3/15/2024	$(6,620)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$593,080,585	$—	$0	$593,080,585
Preferred Stocks (a)	11,004,598	—	0	11,004,598
Rights (a)	—	9,616	—	9,616
Warrants	2	—	—	2
Short-Term Investments (a)	1,498,996	—	—	1,498,996

TOTAL	$605,584,181	$9,616	$0	$605,593,797

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(6,620)	$—	$—	$(6,620)

TOTAL	$(6,620)	$—	$—	$(6,620)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Australia — 5.8%
ANZ Group Holdings Ltd.	17,870	$331,046
APA Group (a)	7,750	39,614
Aristocrat Leisure Ltd.	3,462	105,117
ASX Ltd.	1,113	47,666
Aurizon Holdings Ltd.	10,499	26,047
BlueScope Steel Ltd.	2,699	40,140
Brambles Ltd.	8,110	79,582
Cochlear Ltd.	383	87,329
Coles Group Ltd.	7,916	87,111
Computershare Ltd.	3,284	55,427
Dexus REIT	6,382	30,586
EBOS Group Ltd.	886	19,945
Endeavour Group Ltd.	8,514	30,491
Fortescue Ltd.	10,286	173,672
Goodman Group REIT	10,054	195,745
GPT Group REIT	10,588	29,991
IDP Education Ltd. (b)	1,511	18,782
Macquarie Group Ltd.	2,185	277,169
Mineral Resources Ltd.	1,010	43,859
Mirvac Group REIT	22,038	31,283
Northern Star Resources Ltd.	6,752	56,716
Orica Ltd.	2,597	28,934
Pilbara Minerals Ltd.	15,703	42,945
QBE Insurance Group Ltd.	8,724	98,218
Ramsay Health Care Ltd.	1,048	37,471
REA Group Ltd.	315	39,814
Scentre Group REIT	31,173	63,128
SEEK Ltd.	2,050	35,013
Sonic Healthcare Ltd.	2,604	50,614
Stockland REIT	14,536	42,498
Suncorp Group Ltd.	7,418	73,903
Telstra Group Ltd.	23,681	58,904
Transurban Group (a)	17,961	158,354
Vicinity Ltd. REIT	21,528	27,195
Woodside Energy Group Ltd.	11,078	219,000

(Cost $2,617,903)		2,783,309

Austria — 0.1%
OMV AG	865	38,135
Verbund AG	408	29,582

(Cost $80,146)		67,717

Belgium — 0.3%
KBC Group NV	1,456	102,257
Umicore SA	1,232	25,718

(Cost $150,659)		127,975

Chile — 0.1%
Antofagasta PLC (Cost $43,973)	2,234	51,361

Denmark — 6.6%
A.P. Moller — Maersk A/S, Class A	20	27,147
A.P. Moller — Maersk A/S, Class B	23	32,542
Coloplast A/S, Class B	741	98,494
DSV A/S	1,034	166,021
Genmab A/S*	382	107,031

	Number of Shares	Value
Denmark (Continued)
Novo Nordisk A/S, Class B	19,216	$2,286,683
Novozymes A/S, Class B	2,197	124,006
Orsted AS, 144A	1,108	62,202
Pandora A/S	510	82,405
ROCKWOOL A/S, Class B	55	17,606
Vestas Wind Systems A/S*	5,889	164,095

(Cost $1,913,125)		3,168,232

Finland — 1.0%
Elisa OYJ	882	39,763
Kesko OYJ, Class B	1,625	31,064
Metso Corp.	3,812	40,723
Neste OYJ	2,469	67,784
Nokia OYJ	31,428	110,855
Stora Enso OYJ, Class R	3,313	41,875
UPM-Kymmene OYJ	3,094	103,559
Wartsila OYJ Abp	2,797	43,268

(Cost $553,762)		478,891

France — 13.5%
Aeroports de Paris SA	205	27,885
AXA SA	10,643	378,690
BNP Paribas SA	6,065	363,472
Bouygues SA	1,150	45,510
Carrefour SA	3,453	58,030
Cie Generale des Etablissements Michelin SCA	3,945	145,960
Credit Agricole SA	6,405	86,778
Danone SA	3,796	242,445
Dassault Systemes SE	3,894	181,977
Eiffage SA	402	43,785
Gecina SA REIT	265	25,609
Getlink SE	2,053	35,080
Hermes International SCA	187	468,064
Kering SA	433	199,166
Klepierre SA REIT	1,291	32,803
L’Oreal SA	1,416	676,828
LVMH Moet Hennessy Louis Vuitton SE	1,626	1,482,971
Orange SA	11,056	126,893
Schneider Electric SE	3,201	726,740
Societe Generale SA	4,242	102,965
STMicroelectronics NV	3,996	180,430
Teleperformance SE	343	42,518
TotalEnergies SE	12,781	815,889
Worldline SA, 144A*	1,382	15,890

(Cost $5,646,520)		6,506,378

Germany — 4.6%
adidas AG	948	191,962
Bayerische Motoren Werke AG	1,902	224,802
Beiersdorf AG	577	82,764
Brenntag SE	784	71,589
Commerzbank AG	6,213	71,907
Covestro AG, 144A*	1,135	61,781
Deutsche Boerse AG	1,131	236,949
Deutsche Lufthansa AG*	3,510	27,303
Deutsche Post AG	5,875	272,806
Evonik Industries AG	1,448	26,732

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Germany (Continued)
GEA Group AG	992	$40,009
Heidelberg Materials AG	764	74,161
Henkel AG & Co. KGaA	605	40,853
Knorr-Bremse AG	414	28,977
LEG Immobilien SE*	430	31,651
Merck KGaA	753	128,585
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	809	376,798
Puma SE	621	28,541
Symrise AG	775	79,304
Vonovia SE	4,285	119,635
Zalando SE, 144A*	1,311	27,693

(Cost $2,024,706)		2,244,802

Hong Kong — 2.1%
AIA Group Ltd.	66,888	543,388
BOC Hong Kong Holdings Ltd.	21,542	56,821
CK Infrastructure Holdings Ltd.	3,709	21,817
Hang Seng Bank Ltd.	4,420	50,473
HKT Trust & HKT Ltd. (a)	20,672	25,217
Hong Kong & China Gas Co. Ltd.	65,542	50,734
MTR Corp. Ltd.	9,231	30,657
Prudential PLC	16,053	157,901
Sino Land Co. Ltd.	24,034	25,941
Swire Pacific Ltd., Class A	2,763	22,905
Swire Properties Ltd.	5,685	11,735
WH Group Ltd., 144A	47,870	28,861

(Cost $1,321,538)		1,026,450

Ireland — 1.5%
CRH PLC	4,085	339,700
DCC PLC	557	39,569
James Hardie Industries PLC CDI*	2,595	102,651
Kerry Group PLC, Class A	931	81,747
Kingspan Group PLC	899	81,214
Smurfit Kappa Group PLC	1,497	63,876

(Cost $510,564)		708,757

Israel — 0.2%
Bank Leumi Le-Israel BM (Cost $71,190)	8,902	74,574

Italy — 1.7%
Assicurazioni Generali SpA	5,922	140,474
Enel SpA	48,103	306,238
FinecoBank Banca Fineco SpA	3,550	49,096
Mediobanca Banca di Credito Finanziario SpA	3,175	43,274
Moncler SpA	1,225	88,367
Nexi SpA, 144A*	3,404	24,953
Poste Italiane SpA, 144A	2,639	30,957
Prysmian SpA	1,481	73,803
Terna — Rete Elettrica Nazionale	8,256	64,719

(Cost $789,563)		821,881

Japan — 26.2%
Advantest Corp.	4,500	207,757
Aeon Co. Ltd.	3,800	90,766
Ajinomoto Co., Inc.	2,700	99,272

	Number of Shares	Value
Japan (Continued)
ANA Holdings, Inc.*	800	$17,446
Asahi Kasei Corp.	7,200	50,102
Astellas Pharma, Inc.	10,400	114,756
Azbil Corp.	600	17,603
Bandai Namco Holdings, Inc.	3,500	67,652
Bridgestone Corp.	3,300	142,125
Brother Industries Ltd.	1,500	25,150
Dai Nippon Printing Co. Ltd.	1,165	33,992
Daifuku Co. Ltd.	1,848	43,783
Daiichi Sankyo Co. Ltd.	11,000	365,564
Daikin Industries Ltd.	1,571	222,262
Daiwa House Industry Co. Ltd.	3,400	98,363
Daiwa Securities Group, Inc.	7,900	58,167
Denso Corp.	11,100	204,245
Eisai Co. Ltd.	1,508	63,012
FANUC Corp.	5,625	164,312
Fast Retailing Co. Ltd.	1,042	301,175
Fuji Electric Co. Ltd.	700	42,560
FUJIFILM Holdings Corp.	2,250	143,160
Fujitsu Ltd.	1,051	164,212
Hankyu Hanshin Holdings, Inc.	1,300	37,497
Hirose Electric Co. Ltd.	221	23,500
Hitachi Construction Machinery Co. Ltd.	600	17,334
Hitachi Ltd.	5,500	465,407
Hoya Corp.	2,099	273,261
Hulic Co. Ltd.	2,300	22,943
Ibiden Co. Ltd.	700	32,276
Inpex Corp.	5,700	76,587
Isuzu Motors Ltd.	3,300	47,007
ITOCHU Corp.	7,000	304,750
JFE Holdings, Inc.	3,400	55,769
JSR Corp.	1,100	29,560
Kao Corp.	2,784	105,951
KDDI Corp.	8,902	270,861
Kikkoman Corp.	800	52,387
Koito Manufacturing Co. Ltd.	1,200	15,189
Komatsu Ltd.	5,500	159,705
Kubota Corp.	6,000	87,954
Kyowa Kirin Co. Ltd.	1,700	33,751
LY Corp.	15,800	43,588
Marubeni Corp.	8,600	142,041
MatsukiyoCocokara & Co.	1,900	31,495
Mazda Motor Corp.	3,200	37,587
McDonald’s Holdings Co. Japan Ltd.	500	23,285
MEIJI Holdings Co. Ltd.	1,300	29,332
Mitsubishi Chemical Group Corp.	7,700	44,167
Mitsubishi Estate Co. Ltd.	6,500	99,908
Mitsui Chemicals, Inc.	900	24,943
Mitsui Fudosan Co. Ltd.	5,300	143,805
Mizuho Financial Group, Inc.	14,300	267,617
MS&AD Insurance Group Holdings, Inc.	2,500	123,772
NEC Corp.	1,500	101,122
Nintendo Co. Ltd.	6,120	343,476
NIPPON EXPRESS HOLDINGS, Inc.	450	23,809
Nippon Paint Holdings Co. Ltd.	5,550	41,179
Nippon Prologis REIT, Inc. REIT	15	25,115
Nissin Foods Holdings Co. Ltd.	1,200	35,093

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nitori Holdings Co. Ltd.	442	$64,911
Nitto Denko Corp.	850	78,088
Nomura Holdings, Inc.	17,100	97,205
Nomura Real Estate Holdings, Inc.	700	17,412
Nomura Research Institute Ltd.	2,300	64,603
NTT Data Group Corp.	3,500	56,930
Omron Corp.	1,013	37,577
Ono Pharmaceutical Co. Ltd.	2,300	38,233
Oriental Land Co. Ltd.	6,425	230,222
ORIX Corp.	6,800	142,524
Osaka Gas Co. Ltd.	2,300	46,009
Pan Pacific International Holdings Corp.	2,300	54,169
Panasonic Holdings Corp.	12,900	122,432
Rakuten Group, Inc.*	8,800	48,213
Recruit Holdings Co. Ltd.	8,500	343,249
Renesas Electronics Corp.	8,600	141,035
Ricoh Co. Ltd.	3,200	26,619
SCSK Corp.	800	14,752
Secom Co. Ltd.	1,200	87,553
Seiko Epson Corp.	1,800	29,116
Sekisui Chemical Co. Ltd.	2,200	31,000
Sekisui House Ltd.	3,600	80,337
Seven & i Holdings Co. Ltd.	13,500	201,143
SG Holdings Co. Ltd.	2,000	25,095
Sharp Corp.*	1,600	8,718
Shimadzu Corp.	1,340	36,555
Shimizu Corp.	3,100	17,995
Shin-Etsu Chemical Co. Ltd.	10,575	451,276
Shionogi & Co. Ltd.	1,400	70,005
SoftBank Corp.	17,100	225,361
Sompo Holdings, Inc.	1,740	102,096
Sony Group Corp.	7,433	642,882
Subaru Corp.	3,500	79,602
Sumitomo Electric Industries Ltd.	4,100	60,828
Sumitomo Metal Mining Co. Ltd.	1,553	40,509
Sumitomo Mitsui Financial Group, Inc.	7,453	415,500
Sumitomo Mitsui Trust Holdings, Inc.	3,800	77,158
Suntory Beverage & Food Ltd.	700	23,020
Sysmex Corp.	1,000	56,257
T&D Holdings, Inc.	2,900	50,436
TDK Corp.	2,325	120,949
Terumo Corp.	3,950	154,020
TIS, Inc.	1,300	29,315
Tobu Railway Co. Ltd.	1,000	25,570
Tokio Marine Holdings, Inc.	10,600	309,919
Tokyo Electron Ltd.	2,775	683,599
Tokyo Gas Co. Ltd.	2,100	46,007
Tokyu Corp.	3,200	39,842
Toray Industries, Inc.	8,300	38,292
TOTO Ltd.	700	18,937
Unicharm Corp.	2,400	79,792
USS Co. Ltd.	1,100	19,149
West Japan Railway Co.	1,250	52,040
Yamaha Corp.	919	20,085
Yamaha Motor Co. Ltd.	5,400	48,328
Yamato Holdings Co. Ltd.	1,600	24,320
Yaskawa Electric Corp.	1,372	56,092

	Number of Shares	Value
Japan (Continued)
Yokogawa Electric Corp.	1,279	$27,038
ZOZO, Inc.	900	20,409

(Cost $10,883,496)		12,680,787

Luxembourg — 0.1%
Tenaris SA (Cost $34,527)	2,733	48,562

Netherlands — 7.3%
Akzo Nobel NV	1,002	73,018
ASML Holding NV	2,373	2,235,394
ING Groep NV	19,511	267,935
JDE Peet’s NV	550	12,582
Koninklijke Ahold Delhaize NV	5,705	169,899
Koninklijke KPN NV	19,797	72,475
NN Group NV	1,642	73,315
Prosus NV*	8,697	254,015
Universal Music Group NV	4,773	143,951
Wolters Kluwer NV	1,461	230,592

(Cost $2,341,851)		3,533,176

New Zealand — 0.3%
Mercury NZ Ltd.	3,759	15,298
Meridian Energy Ltd.	7,158	26,079
Spark New Zealand Ltd.	10,726	33,132
Xero Ltd.*	824	68,308

(Cost $137,481)		142,817

Norway — 1.0%
Aker BP ASA	1,828	44,444
DNB Bank ASA	5,448	109,122
Equinor ASA	5,335	131,698
Gjensidige Forsikring ASA	1,141	18,042
Mowi ASA	2,618	50,610
Norsk Hydro ASA	7,858	40,435
Orkla ASA	4,284	30,742
Salmar ASA	430	27,319
Telenor ASA	3,709	40,662

(Cost $556,474)		493,074

Portugal — 0.2%
Galp Energia SGPS SA	2,868	45,219
Jeronimo Martins SGPS SA	1,691	40,478

(Cost $70,334)		85,697

Singapore — 0.7%
CapitaLand Integrated Commercial Trust REIT (b)	32,865	47,907
CapitaLand Investment Ltd.	15,100	31,220
City Developments Ltd.	2,900	12,229
Keppel Ltd.	8,700	46,845
Singapore Exchange Ltd.	5,100	35,843
United Overseas Bank Ltd.	7,500	155,901

(Cost $331,477)		329,945

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	1,300	53,374
Amadeus IT Group SA	2,626	154,533

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Iberdrola SA	36,138	$415,314
Redeia Corp. SA	2,333	37,112
Repsol SA	7,144	113,837

(Cost $755,889)		774,170

Sweden — 3.1%
Alfa Laval AB	1,681	63,309
Assa Abloy AB, Class B	5,868	167,520
Atlas Copco AB, Class A	15,697	272,679
Atlas Copco AB, Class B	9,015	134,910
Beijer Ref AB	2,410	33,911
Boliden AB	1,587	40,237
Epiroc AB, Class A	3,833	69,548
Epiroc AB, Class B	2,267	37,420
EQT AB	2,069	60,586
Essity AB, Class B	3,568	83,343
H & M Hennes & Mauritz AB, Class B	3,845	52,193
Holmen AB, Class B	537	21,579
Husqvarna AB, Class B	2,369	18,284
Nibe Industrier AB, Class B	8,871	49,536
Sandvik AB	6,223	140,067
SKF AB, Class B	1,989	43,404
Svenska Cellulosa AB SCA, Class B	3,560	50,454
Svenska Handelsbanken AB, Class A	8,511	101,828
Tele2 AB, Class B	3,151	26,469
Telia Co. AB	14,391	34,310

(Cost $1,379,617)		1,501,587

Switzerland — 9.0%
ABB Ltd.	9,393	434,368
Baloise Holding AG	273	44,211
Banque Cantonale Vaudoise	174	20,926
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	147,453
Clariant AG*	1,226	15,232
Coca-Cola HBC AG*	1,304	40,660
DSM-Firmenich AG	1,107	118,596
Geberit AG	201	117,146
Givaudan SA	54	227,333
Julius Baer Group Ltd.	1,179	63,305
Kuehne + Nagel International AG	320	108,151
Logitech International SA	962	85,193
Lonza Group AG	441	231,380
Novartis AG	12,072	1,226,873
SGS SA	879	84,651
SIG Group AG*	1,794	35,654
Sika AG	902	261,724
Sonova Holding AG	306	94,627
Swiss Life Holding AG	174	126,783
Swiss Re AG	1,766	213,793
Swisscom AG	151	86,668
Temenos AG	377	28,386
VAT Group AG, 144A	157	78,950
Zurich Insurance Group AG	861	459,565

(Cost $3,814,462)		4,351,628

United Kingdom — 12.5%
3i Group PLC	5,804	181,195

	Number of Shares	Value
United Kingdom (Continued)
abrdn PLC	11,746	$23,387
Admiral Group PLC	1,552	52,339
Anglo American PLC	7,515	161,699
Ashtead Group PLC	2,554	183,503
Associated British Foods PLC	2,076	59,690
AstraZeneca PLC	9,128	1,152,684
Auto Trader Group PLC, 144A	5,244	49,114
Barratt Developments PLC	5,685	33,547
Berkeley Group Holdings PLC	636	37,353
BT Group PLC	37,863	50,026
Burberry Group PLC	2,220	36,085
Coca-Cola Europacific Partners PLC	1,197	82,150
Croda International PLC	813	49,014
Endeavour Mining PLC	1,034	16,677
HSBC Holdings PLC	112,776	876,622
Informa PLC	8,051	82,512
Intertek Group PLC	938	54,841
J Sainsbury PLC	9,691	30,598
Kingfisher PLC	11,105	32,941
Legal & General Group PLC	35,020	107,247
Lloyds Banking Group PLC	375,520	221,214
Mondi PLC	2,577	45,914
National Grid PLC	21,736	285,260
Ocado Group PLC*	3,580	23,159
Phoenix Group Holdings PLC	4,387	27,597
Reckitt Benckiser Group PLC	4,252	268,821
RELX PLC	11,086	485,345
Sage Group PLC	6,016	94,706
Schroders PLC	4,378	21,781
Segro PLC REIT	6,864	73,403
Spirax-Sarco Engineering PLC	426	55,638
St James’s Place PLC	3,119	19,845
Taylor Wimpey PLC	21,071	36,742
Tesco PLC	41,686	147,013
Unilever PLC	14,787	723,222
Vodafone Group PLC	133,876	117,052
WPP PLC	6,278	56,161

(Cost $6,069,165)		6,056,097

TOTAL COMMON STOCKS (Cost $42,098,422)		48,057,867

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	339	37,161
Henkel AG & Co. KGaA	987	74,296

(Cost $112,176)		111,457

EXCHANGE-TRADED FUNDS — 0.0%
iShares ESG Aware MSCI EAFE ETF (b) (Cost $687)	10	773

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $99,674)	99,674	99,674

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c) (Cost $15,377)	15,377	$15,377

TOTAL INVESTMENTS — 100.0% (Cost $42,326,336)		$48,285,148
Other assets and liabilities, net — 0.0%		16,940

NET ASSETS — 100.0%		$48,302,088

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	99,674	(e)	—	—	—	370	—	99,674	99,674

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
11,252	479,408		(475,283)	—	—	763	—	15,377	15,377

11,252	579,082		(475,283)	—	—	1,133	—	115,051	115,051

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $96,283, which is 0.2% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	1	$49,774	$52,960	3/15/2024	$3,186
Micro EURO STOXX 50 Futures	EUR	5	26,350	26,480	3/15/2024	130
MINI TOPIX Index Futures	JPY	2	31,553	35,826	3/07/2024	4,273

Total unrealized appreciation						$7,589

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$48,057,867	$—	$—	$48,057,867
Preferred Stocks	111,457	—	—	111,457
Exchange-Traded Funds	773	—	—	773
Short-Term Investments (a)	115,051	—	—	115,051
Derivatives (b)
Futures Contracts	7,589	—	—	7,589

TOTAL	$48,292,737	$—	$—	$48,292,737

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Brazil — 2.8%
Atacadao SA	4,126	$10,040
Banco Santander Brasil SA	2,487	14,315
CCR SA	7,060	19,580
Cia de Saneamento Basico do Estado de Sao Paulo	2,297	36,596
Cia Siderurgica Nacional SA	4,500	15,233
Cosan SA	8,349	28,566
Energisa SA	1,404	14,366
Equatorial Energia SA	7,217	49,647
Hapvida Participacoes e Investimentos SA, 144A*	33,365	24,644
Klabin SA	5,133	23,317
Localiza Rent a Car SA	6,266	66,839
Localiza Rent a Car SA*	22	235
Lojas Renner SA	6,576	20,911
Magazine Luiza SA*	20,440	8,762
Natura & Co. Holding SA*	6,237	20,473
PRIO SA	5,351	47,074
Raia Drogasil SA	9,006	48,287
Rede D’Or Sao Luiz SA, 144A	3,812	19,426
Rumo SA	9,072	41,483
Telefonica Brasil SA	2,834	31,074
TIM SA	5,043	18,442
TOTVS SA	3,923	24,231
Ultrapar Participacoes SA	4,964	29,333
WEG SA	11,310	83,516

(Cost $625,203)		696,390

Chile — 0.3%
Cencosud SA	8,783	15,758
Empresas CMPC SA	7,977	14,147
Empresas Copec SA	2,668	17,106
Enel Americas SA	145,631	14,834
Falabella SA*	5,724	14,502

(Cost $86,272)		76,347

China — 24.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	2,704
AAC Technologies Holdings, Inc.	4,879	12,128
Agricultural Bank of China Ltd., Class A	35,800	20,818
Agricultural Bank of China Ltd., Class H	186,363	76,651
Aier Eye Hospital Group Co. Ltd., Class A	4,300	8,743
Air China Ltd., Class A*	4,800	4,983
Air China Ltd., Class H*	13,956	7,487
Alibaba Group Holding Ltd.	109,161	1,016,482
Angel Yeast Co. Ltd., Class A	200	935
Anhui Conch Cement Co. Ltd., Class A	1,700	5,648
Anhui Conch Cement Co. Ltd., Class H	8,533	18,660
Anjoy Foods Group Co. Ltd., Class A	100	1,212
Baidu, Inc., Class A*	15,290	194,426
Beijing Tongrentang Co. Ltd., Class A	600	3,706
BYD Co. Ltd., Class A	777	20,619
BYD Co. Ltd., Class H	7,038	173,774
By-health Co. Ltd., Class A	300	704
CECEP Solar Energy Co. Ltd., Class A	1,600	1,208

	Number of Shares	Value
China (Continued)
China Baoan Group Co. Ltd., Class A	900	$1,486
China Construction Bank Corp., Class H	643,580	401,169
China Eastern Airlines Corp. Ltd., Class A*	7,100	3,754
China Feihe Ltd., 144A	24,804	12,356
China Jushi Co. Ltd., Class A	1,828	2,542
China Literature Ltd., 144A*	2,801	8,640
China Mengniu Dairy Co. Ltd.*	21,414	53,830
China Merchants Bank Co. Ltd., Class A	8,134	36,170
China Merchants Bank Co. Ltd., Class H	26,168	102,114
China Resources Pharmaceutical Group Ltd., 144A	11,070	7,494
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	3,052
China Southern Airlines Co. Ltd., Class A*	3,674	3,019
China Three Gorges Renewables Group Co. Ltd., Class A	12,810	8,214
China Tourism Group Duty Free Corp. Ltd., Class A	800	9,671
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	764	7,505
China Vanke Co. Ltd., Class A	4,385	6,110
China Vanke Co. Ltd., Class H	15,367	11,895
China Yangtze Power Co. Ltd., Class A	10,100	35,114
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	5,939
CITIC Ltd.	39,068	39,473
CMOC Group Ltd., Class A	8,624	7,361
CMOC Group Ltd., Class H	25,630	15,845
CNGR Advanced Material Co. Ltd., Class A	300	1,974
Contemporary Amperex Technology Co. Ltd., Class A	1,795	40,734
Country Garden Services Holdings Co. Ltd.	15,205	11,634
CSPC Pharmaceutical Group Ltd.	60,443	47,250
East Buy Holding Ltd., 144A*	2,796	8,643
Ecovacs Robotics Co. Ltd., Class A	200	1,036
ENN Energy Holdings Ltd.	5,489	45,118
ENN Natural Gas Co. Ltd., Class A	1,200	3,119
Fosun International Ltd.	17,016	9,824
Ganfeng Lithium Group Co. Ltd., Class A	664	3,691
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,798	9,292
GEM Co. Ltd., Class A	1,200	893
Genscript Biotech Corp.*	7,910	15,984
Goldwind Science & Technology Co. Ltd., Class A	1,700	1,803
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,232
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	1,674
Haier Smart Home Co. Ltd., Class A	2,700	9,027
Haier Smart Home Co. Ltd., Class H	16,422	50,134
Haitian International Holdings Ltd.	3,835	9,719
Hangzhou Robam Appliances Co. Ltd., Class A	400	1,388

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	$1,250
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,839	13,818
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	6,659
Huadong Medicine Co. Ltd., Class A	600	2,805
Huatai Securities Co. Ltd., Class A	3,356	6,772
Huatai Securities Co. Ltd., Class H, 144A	9,778	11,566
Hygeia Healthcare Holdings Co. Ltd., 144A	2,198	8,268
Industrial & Commercial Bank of China Ltd., Class A	26,500	19,603
Industrial & Commercial Bank of China Ltd., Class H	433,460	223,684
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	10,427
Innovent Biologics, Inc., 144A*	7,822	42,313
JD Logistics, Inc., 144A*	13,209	13,110
JD.com, Inc., Class A	15,595	177,388
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	2,332
Jiangsu Expressway Co. Ltd., Class H	7,064	7,264
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,700	15,978
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	2,725
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	800	1,341
Kanzhun Ltd., ADR	1,513	23,678
Kingdee International Software Group Co. Ltd.*	18,914	20,439
Kuaishou Technology, 144A*	15,828	89,969
Kuang-Chi Technologies Co. Ltd., Class A*	1,100	2,264
Lenovo Group Ltd.	53,308	59,036
Li Auto, Inc., Class A*	7,854	177,871
Livzon Pharmaceutical Group, Inc., Class A	300	1,603
Longfor Group Holdings Ltd., 144A	13,294	16,777
Ming Yang Smart Energy Group Ltd., Class A	900	1,274
MINISO Group Holding Ltd.	2,664	12,403
NetEase, Inc.	12,907	290,493
NIO, Inc., ADR* (a)	9,477	54,493
Nongfu Spring Co. Ltd., Class H, 144A	13,667	77,511
Offshore Oil Engineering Co. Ltd., Class A	1,800	1,546
Perfect World Co. Ltd., Class A	1,000	1,627
Pharmaron Beijing Co. Ltd., Class A	750	2,430
Pop Mart International Group Ltd., 144A	3,220	8,053
Postal Savings Bank of China Co. Ltd., Class A	12,284	8,269
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	29,049
Sany Heavy Equipment International Holdings Co. Ltd.	6,439	5,001
SF Holding Co. Ltd., Class A	2,188	11,646

	Number of Shares	Value
China (Continued)
Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	$1,850
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,011	11,060
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,472
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	2,818
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,817	6,904
Shanghai M&G Stationery, Inc., Class A	400	1,977
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	3,216
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	8,194
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,052	2,739
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,600	1,468
Shenzhen Inovance Technology Co. Ltd., Class A	624	5,474
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	448	17,980
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	200	2,248
Sinopharm Group Co. Ltd., Class H	8,868	24,864
Sinotruk Hong Kong Ltd.	4,708	12,448
Skshu Paint Co. Ltd., Class A*	196	1,053
Sungrow Power Supply Co. Ltd., Class A	670	8,109
Sunwoda Electronic Co. Ltd., Class A	800	1,579
TCL Technology Group Corp., Class A*	7,900	4,967
Tencent Holdings Ltd.	44,393	1,571,855
Tianqi Lithium Corp., Class A	600	4,466
Tongcheng Travel Holdings Ltd.*	8,100	20,444
Topchoice Medical Corp., Class A*	100	913
Vipshop Holdings Ltd., ADR*	2,362	45,468
Weichai Power Co. Ltd., Class A	2,700	6,325
Weichai Power Co. Ltd., Class H	13,000	25,572
Western Mining Co. Ltd., Class A	1,000	2,311
WuXi AppTec Co. Ltd., Class A	1,088	8,226
WuXi AppTec Co. Ltd., Class H, 144A	2,489	15,483
Wuxi Biologics Cayman, Inc., 144A*	25,939	63,085
XPeng, Inc., Class A*	7,334	33,631
Yadea Group Holdings Ltd., 144A	8,450	13,254
Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	3,142
Yum China Holdings, Inc.	2,709	116,189
Yunnan Baiyao Group Co. Ltd., Class A	806	5,574
Yunnan Energy New Material Co. Ltd., Class A	358	2,280
Zai Lab Ltd.*	6,241	13,584
Zangge Mining Co. Ltd., Class A	800	3,252
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	9,285
Zhejiang Chint Electrics Co. Ltd., Class A	912	2,605
Zhejiang Expressway Co. Ltd., Class H	11,942	9,122
Zhejiang Weixing New Building Materials Co. Ltd., Class A	800	1,749

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
China (Continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	$4,219
ZTO Express Cayman, Inc., ADR	2,885	55,363

(Cost $8,553,344)		6,249,362

Colombia — 0.1%
Bancolombia SA	1,711	14,353
Interconexion Electrica SA ESP	2,679	11,408

(Cost $30,945)		25,761

Czech Republic — 0.1%
Komercni Banka AS	454	15,842
Moneta Money Bank AS, 144A	2,257	9,941

(Cost $22,281)		25,783

Egypt — 0.2%
Commercial International Bank — Egypt (CIB) (Cost $26,611)	17,245	40,796

Greece — 0.5%
Alpha Services and Holdings SA*	14,485	27,227
Eurobank Ergasias Services and Holdings SA*	17,815	36,851
Hellenic Telecommunications Organization SA	1,363	20,591
Motor Oil Hellas Corinth Refineries SA	446	12,742
Mytilineos SA	629	24,504

(Cost $74,352)		121,915

Hong Kong — 1.4%
Alibaba Health Information Technology Ltd.*	36,842	16,188
Beijing Enterprises Water Group Ltd.	28,772	6,762
Bosideng International Holdings Ltd.	26,391	13,316
China Medical System Holdings Ltd.	9,149	15,029
China Merchants Port Holdings Co. Ltd.	7,436	9,223
China Overseas Land & Investment Ltd.	25,691	38,198
China Resources Gas Group Ltd.	6,347	19,214
China Resources Land Ltd.	21,826	67,189
China Ruyi Holdings Ltd.*	41,857	8,234
Chow Tai Fook Jewellery Group Ltd.	13,756	20,593
Far East Horizon Ltd.	10,270	8,251
Geely Automobile Holdings Ltd.	41,613	45,500
Kunlun Energy Co. Ltd.	26,615	22,743
Orient Overseas International Ltd.	836	12,996
Sino Biopharmaceutical Ltd.	68,556	27,409
Vinda International Holdings Ltd.	1,942	5,767
Want Want China Holdings Ltd.	32,681	18,034

(Cost $508,039)		354,646

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	2,959	23,534
OTP Bank Nyrt	1,479	70,882
Richter Gedeon Nyrt	973	25,893

(Cost $104,626)		120,309

India — 16.5%
ABB India Ltd.	366	24,035
Adani Green Energy Ltd.*	2,144	49,001

	Number of Shares	Value
India (Continued)
Ashok Leyland Ltd.	9,600	$19,671
Asian Paints Ltd.	2,599	88,452
Astral Ltd.	795	19,839
AU Small Finance Bank Ltd., 144A	1,191	8,185
Axis Bank Ltd.	15,442	200,222
Bajaj Finance Ltd.	1,867	146,254
Berger Paints India Ltd.	1,947	14,246
Bharti Airtel Ltd.	15,158	205,361
Britannia Industries Ltd.	747	44,732
Cipla Ltd.	3,420	61,059
Colgate-Palmolive India Ltd.	919	28,005
Cummins India Ltd.	958	31,642
Dabur India Ltd.	4,232	27,467
DLF Ltd.	4,907	53,333
Eicher Motors Ltd.	942	43,085
GAIL India Ltd.	14,638	32,174
GMR Airports Infrastructure Ltd.*	14,178	14,363
Grasim Industries Ltd.	1,710	45,194
Havells India Ltd.	1,700	31,397
HCL Technologies Ltd.	6,300	126,420
Hero MotoCorp Ltd.	824	43,989
Hindalco Industries Ltd.	8,530	51,834
Hindustan Unilever Ltd.	5,567	161,962
ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	14,749
Indian Hotels Co. Ltd.	5,952	42,115
Indraprastha Gas Ltd.	1,998	10,265
Info Edge India Ltd.	483	30,686
Infosys Ltd.	15,068	304,190
Infosys Ltd., ADR	7,118	142,075
InterGlobe Aviation Ltd., 144A*	1,015	38,626
Kotak Mahindra Bank Ltd.	7,395	150,676
Lupin Ltd.	1,463	28,602
Mahindra & Mahindra Ltd.	6,160	143,562
Marico Ltd.	3,537	22,293
Max Healthcare Institute Ltd.	5,022	48,051
Nestle India Ltd.	2,221	69,542
PI Industries Ltd.	568	25,159
Pidilite Industries Ltd.	1,000	32,997
Power Grid Corp. of India Ltd.	31,262	106,643
Reliance Industries Ltd.	20,401	718,841
Shree Cement Ltd.	63	19,378
Shriram Finance Ltd.	1,899	55,850
Siemens Ltd.	617	34,819
Supreme Industries Ltd.	429	21,475
Suzlon Energy Ltd.*	55,479	30,277
Tata Consultancy Services Ltd.	6,046	298,602
Torrent Pharmaceuticals Ltd.	733	23,569
TVS Motor Co. Ltd.*	1,672	43,137
UPL Ltd.	3,029	17,159
Vedanta Ltd.	6,423	20,764
Zomato Ltd.*	40,661	81,134

(Cost $3,211,254)		4,147,158

Indonesia — 2.2%
Aneka Tambang Tbk	64,114	5,956
PT Bank Central Asia Tbk	366,793	230,486

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Bank Rakyat Indonesia Persero Tbk	461,814	$179,994
PT Barito Pacific Tbk	202,106	12,539
PT Kalbe Farma Tbk	142,363	13,498
PT Merdeka Copper Gold Tbk*	66,750	9,599
PT Sarana Menara Nusantara Tbk	140,658	8,235
PT Telkom Indonesia Persero Tbk	333,840	84,974
PT Unilever Indonesia Tbk	51,759	8,992

(Cost $525,333)		554,273

Kazakhstan — 0.0%
Polymetal International PLC* (b) (Cost $40,174)	2,070	0

Kuwait — 0.6%
Kuwait Finance House KSCP (Cost $129,010)	56,593	149,002

Malaysia — 2.1%
AMMB Holdings Bhd	11,100	10,151
Axiata Group Bhd	17,983	10,535
Celcomdigi Bhd	23,200	21,266
CIMB Group Holdings Bhd	43,073	58,635
Gamuda Bhd	12,859	14,334
IHH Healthcare Bhd	15,200	19,699
Kuala Lumpur Kepong Bhd	2,670	12,603
Malayan Banking Bhd	36,653	73,607
Malaysia Airports Holdings Bhd	6,328	11,308
Maxis Bhd	17,000	13,326
MISC Bhd	7,600	12,171
MR DIY Group M Bhd, 144A	23,100	7,594
Nestle Malaysia Bhd	500	13,160
Petronas Chemicals Group Bhd	18,300	26,994
Petronas Dagangan Bhd	1,900	9,145
Petronas Gas Bhd	5,300	20,036
PPB Group Bhd	4,700	15,431
Press Metal Aluminium Holdings Bhd	25,400	25,049
Public Bank Bhd	98,175	91,027
QL Resources Bhd	7,400	9,060
RHB Bank Bhd	11,057	13,048
Sime Darby Bhd	20,200	11,536
Telekom Malaysia Bhd	8,500	10,837
YTL Corp. Bhd	21,100	11,872
YTL Power International Bhd	15,900	13,235

(Cost $531,042)		535,659

Mexico — 3.0%
America Movil SAB de CV, Series B	127,765	119,482
Arca Continental SAB de CV	3,394	36,514
Cemex SAB de CV, Series CPO*	103,001	78,640
Fibra Uno Administracion SA de CV REIT	18,492	33,373
Fomento Economico Mexicano SAB de CV	12,841	160,135
Gruma SAB de CV, Class B	1,247	22,178
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,277	37,419
Grupo Bimbo SAB de CV, Series A	8,796	36,748
Grupo Financiero Banorte SAB de CV, Class O	17,620	181,935
Industrias Penoles SAB de CV*	1,366	17,095

	Number of Shares	Value
Mexico (Continued)
Orbia Advance Corp. SAB de CV	5,347	$9,875
Prologis Property Mexico SA de CV REIT	4,884	21,924

(Cost $580,704)		755,318

Netherlands — 0.1%
NEPI Rockcastle NV* (Cost $24,867)	3,824	27,279

Peru — 0.3%
Credicorp Ltd. (Cost $62,469)	454	77,579

Philippines — 0.5%
Ayala Corp.	1,710	20,624
JG Summit Holdings, Inc.	17,770	12,960
PLDT, Inc.	515	12,029
SM Investments Corp.	1,632	27,290
SM Prime Holdings, Inc.	69,500	39,068
Universal Robina Corp.	5,810	12,092

(Cost $139,899)		124,063

Poland — 1.2%
Allegro.eu SA, 144A*	3,390	27,411
CD Projekt SA	442	12,159
KGHM Polska Miedz SA	926	25,031
mBank SA*	103	17,950
ORLEN SA	3,960	61,546
Powszechna Kasa Oszczednosci Bank Polski SA	6,004	83,649
Powszechny Zaklad Ubezpieczen SA	3,894	47,954
Santander Bank Polska SA	250	34,448

(Cost $240,944)		310,148

Qatar — 0.7%
Qatar Fuel QSC	3,952	16,238
Qatar Gas Transport Co. Ltd.	17,822	19,579
Qatar National Bank QPSC	31,185	130,444

(Cost $196,976)		166,261

Russia — 0.0%
Gazprom PJSC* (b)	68,905	0
LUKOIL PJSC* (b)	2,409	0
Mobile TeleSystems PJSC, ADR* (b)	2,662	0
Moscow Exchange MICEX-RTS PJSC* (b)	8,602	0
Novatek PJSC* (b)	5,300	0
Novolipetsk Steel PJSC* (b)	8,462	0
PhosAgro PJSC* (b)	267	0
PhosAgro PJSC, GDR* (b)	300	0
PhosAgro PJSC, GDR* (b)	4	0
Polyus PJSC* (b)	193	0

(Cost $634,818)		0

Saudi Arabia — 2.3%
ACWA Power Co.	657	46,249
Alinma Bank	6,433	75,389
Bank AlBilad	3,183	41,927
Dr Sulaiman Al Habib Medical Services Group Co.	611	53,666
Sahara International Petrochemical Co.	2,442	19,958

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Saudi Arabian Oil Co., 144A	18,046	$152,537
Saudi Basic Industries Corp.	6,101	128,192
Saudi Electricity Co.	5,739	30,605
Savola Group	1,773	25,056

(Cost $550,678)		573,579

Singapore — 0.1%
BOC Aviation Ltd., 144A (Cost $11,623)	1,457	10,738

South Africa — 4.4%
Absa Group Ltd.	5,708	48,666
Anglo American Platinum Ltd.	454	17,440
Aspen Pharmacare Holdings Ltd.	2,580	26,358
Bid Corp. Ltd.	2,121	49,609
Bidvest Group Ltd.	1,999	24,348
Capitec Bank Holdings Ltd.	585	61,531
Clicks Group Ltd.	1,595	24,951
Discovery Ltd.	3,532	25,021
FirstRand Ltd.	32,884	111,043
Gold Fields Ltd.	6,199	81,366
Impala Platinum Holdings Ltd.	5,889	19,886
Kumba Iron Ore Ltd.	440	12,316
MTN Group Ltd.	11,506	50,082
Naspers Ltd., Class N	1,223	201,146
Nedbank Group Ltd.	3,039	34,723
Northam Platinum Holdings Ltd.	2,332	13,333
Old Mutual Ltd.	32,825	20,430
Sanlam Ltd.	12,032	46,130
Sasol Ltd.	3,929	29,642
Shoprite Holdings Ltd.	3,426	46,115
Sibanye Stillwater Ltd.	19,424	20,119
Standard Bank Group Ltd.	9,108	95,820
Vodacom Group Ltd.	4,310	21,123
Woolworths Holdings Ltd.	6,649	22,241

(Cost $1,350,812)		1,103,439

South Korea — 6.3%
Amorepacific Corp.	202	18,143
CJ CheilJedang Corp.	47	10,571
Coway Co. Ltd.	375	15,264
Doosan Bobcat, Inc.	381	13,433
Doosan Enerbility Co. Ltd.*	3,022	36,856
Hana Financial Group, Inc.	1,977	84,033
Hanon Systems	1,245	5,769
Hanwha Solutions Corp.	772	16,088
HD Hyundai Co. Ltd.	305	16,194
HMM Co. Ltd.*	1,658	22,748
Hyundai Engineering & Construction Co. Ltd.*	524	13,655
Hyundai Glovis Co. Ltd.*	130	18,598
Kakao Corp.	2,113	84,577
KB Financial Group, Inc.	2,600	123,986
Korea Zinc Co. Ltd.	55	18,483
Korean Air Lines Co. Ltd.	1,048	18,102
Kumho Petrochemical Co. Ltd.*	119	13,217
LG Chem Ltd.	335	113,964
LG Corp.	651	45,809

	Number of Shares	Value
South Korea (Continued)
LG Display Co. Ltd.	1,599	$13,665
LG Electronics, Inc.	716	51,028
LG Energy Solution Ltd.*	302	91,058
LG H&H Co. Ltd.	67	16,051
LG Uplus Corp.	1,461	11,323
Lotte Chemical Corp.	134	12,317
Mirae Asset Securities Co. Ltd.*	1,883	12,755
NAVER Corp.	890	130,332
NCSoft Corp.	98	14,278
Netmarble Corp., 144A*	150	6,950
POSCO Future M Co. Ltd.*	209	49,754
Samsung Engineering Co. Ltd.*	992	18,326
Samsung SDI Co. Ltd.	374	105,886
Samsung SDS Co. Ltd.	270	32,442
Samsung Securities Co. Ltd.	429	13,386
Shinhan Financial Group Co. Ltd.	2,862	93,602
SK Biopharmaceuticals Co. Ltd.*	211	15,354
SK Bioscience Co. Ltd.*	184	8,484
SK IE Technology Co. Ltd., 144A*	164	9,028
SK Innovation Co. Ltd.*	413	36,319
SK Square Co. Ltd.*	688	36,115
SK, Inc.	243	35,001
SKC Co. Ltd.*	130	8,084
Woori Financial Group, Inc.	4,041	45,217
Yuhan Corp.	376	19,032

(Cost $1,868,076)		1,575,277

Taiwan — 22.7%
Acer, Inc.	18,941	27,055
Airtac International Group	1,106	42,337
AUO Corp.*	43,513	24,090
Cathay Financial Holding Co. Ltd.*	64,095	91,348
China Airlines Ltd.	21,022	13,301
China Steel Corp.	79,930	62,205
Chunghwa Telecom Co. Ltd.	26,058	99,337
CTBC Financial Holding Co. Ltd.	119,403	111,057
Delta Electronics, Inc.	13,377	124,631
E.Sun Financial Holding Co. Ltd.	95,725	76,466
Eva Airways Corp.	17,784	17,694
Evergreen Marine Corp. Taiwan Ltd.	6,987	36,582
Far Eastern New Century Corp.	20,050	20,678
Far EasTone Telecommunications Co. Ltd.	12,313	30,656
First Financial Holding Co. Ltd.	72,930	62,526
Fubon Financial Holding Co. Ltd.	51,438	110,656
Hotai Motor Co. Ltd.	2,140	45,428
Hua Nan Financial Holdings Co. Ltd.	62,065	43,197
Lite-On Technology Corp.	14,000	48,498
MediaTek, Inc.	10,034	361,877
Mega Financial Holding Co. Ltd.	79,519	97,356
Nan Ya Plastics Corp.	30,034	56,724
PharmaEssentia Corp.*	1,000	10,392
President Chain Store Corp.	3,406	29,039
SinoPac Financial Holdings Co. Ltd.	73,005	46,423
Taishin Financial Holding Co. Ltd.	77,541	42,684
Taiwan Cooperative Financial Holding Co. Ltd.	69,274	56,871
Taiwan High Speed Rail Corp.	13,623	13,016

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Taiwan Mobile Co. Ltd.	12,023	$37,656
Taiwan Semiconductor Manufacturing Co. Ltd.	165,722	3,617,526
Uni-President Enterprises Corp.	32,748	79,463
United Microelectronics Corp.	75,869	117,250
Voltronic Power Technology Corp.	425	21,580
Wan Hai Lines Ltd.	4,523	7,212
Yang Ming Marine Transport Corp.	11,041	17,412

(Cost $3,982,992)		5,700,223

Thailand — 2.1%
Advanced Info Service PCL, NVDR	8,200	45,956
Airports of Thailand PCL, NVDR	28,400	50,283
Asset World Corp. PCL, NVDR	57,700	6,210
Bangkok Dusit Medical Services PCL, NVDR	75,200	59,757
Bangkok Expressway & Metro PCL	51,100	11,470
BTS Group Holdings PCL, NVDR	46,900	6,735
Bumrungrad Hospital PCL, NVDR	4,100	25,607
Central Retail Corp. PCL, NVDR	12,600	12,208
Charoen Pokphand Foods PCL, NVDR	21,200	11,172
CP ALL PCL, NVDR	39,700	63,648
Delta Electronics Thailand PCL, NVDR*	21,000	41,719
Energy Absolute PCL, NVDR	12,200	11,991
Home Product Center PCL, NVDR	39,700	12,398
Indorama Ventures PCL, NVDR	12,500	8,121
Intouch Holdings PCL, NVDR	7,300	13,790
Kasikornbank PCL, NVDR	4,200	14,404
Minor International PCL, NVDR	21,054	18,638
Muangthai Capital PCL, NVDR	5,200	6,633
PTT Exploration & Production PCL, NVDR	9,500	39,997
PTT Global Chemical PCL, NVDR	15,500	16,423
PTT Oil & Retail Business PCL, NVDR	20,200	10,194
SCG Packaging PCL, NVDR	8,900	6,948
Siam Cement PCL, NVDR	5,300	39,752

(Cost $649,462)		534,054

Turkey — 0.5%
Haci Omer Sabanci Holding AS	7,273	18,520
KOC Holding AS	5,324	28,684
Turk Hava Yollari AO*	3,870	34,926
Turkiye Is Bankasi AS, Class C	57,832	20,562
Turkiye Sise ve Cam Fabrikalari AS	9,393	15,389
Yapi ve Kredi Bankasi AS	23,098	17,091

(Cost $75,694)		135,172

United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	19,923	46,486
Abu Dhabi Islamic Bank PJSC	9,395	28,751
Aldar Properties PJSC	26,719	40,229
Emaar Properties PJSC	43,697	96,605
Emirates NBD Bank PJSC	12,390	61,732
Emirates Telecommunications Group Co. PJSC	23,575	116,177
First Abu Dhabi Bank PJSC	29,993	111,385

(Cost $470,582)		501,365

TOTAL COMMON STOCKS (Cost $25,309,082)		24,691,896

	Number of Shares	Value
PREFERRED STOCKS — 1.8%
Brazil — 1.5%
Banco Bradesco SA	36,072	$99,824
Cia Energetica de Minas Gerais	9,478	22,833
Gerdau SA	7,809	33,791
Itau Unibanco Holding SA	32,069	219,058

(Cost $344,581)		375,506

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $60,597)	969	48,098

Colombia — 0.1%
Bancolombia SA (Cost $21,437)	3,129	25,564

South Korea — 0.0%
LG Chem Ltd. (Cost $11,393)	53	11,940

TOTAL PREFERRED STOCKS (Cost $438,008)		461,108

RIGHTS — 0.0%
Brazil — 0.0%
Magazine Luiza SA* , expires 3/15/24 (Cost $0)	1,957	71

South Korea — 0.0%
LG Display Co. Ltd.* , expires 3/14/24 (Cost $0)	508	500

TOTAL RIGHTS (Cost $0)		571

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,050	2
BTS Group Holdings PCL*, expires 11/20/26	6,100	15

TOTAL WARRANTS (Cost $0)		17

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $49,042)	49,042	49,042

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c) (Cost $32,554)	32,554	32,554

TOTAL INVESTMENTS — 100.5% (Cost $25,828,686)		$25,235,188
Other assets and liabilities, net — (0.5%)		(127,555)

NET ASSETS — 100.0%		$25,107,633

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (e)
2,689	34,856		(37,982)	468	(31)	400	—	—	—
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	49,042	(f)	—	—	—	3	—	49,042	49,042
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
191,969	921,671		(1,081,086)	—	—	1,011	—	32,554	32,554

194,658	1,005,569		(1,119,068)	468	(31)	1,414	—	81,596	81,596

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $46,312, which is 0.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Future	USD	1	$49,275	$50,840	3/15/2024	$1,565

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$24,691,896	$—	$0	$24,691,896
Preferred Stocks (a)	461,108	—	—	461,108
Rights (a)	—	571	—	571
Warrants	17	—	—	17
Short-Term Investments (a)	81,596	—	—	81,596
Derivatives (b)
Futures Contracts	1,565	—	—	1,565

TOTAL	$25,236,182	$571	$0	$25,236,753

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 11.4%
Alphabet, Inc., Class A*	342,797	$47,463,673
Alphabet, Inc., Class C*	299,957	41,927,989
AT&T, Inc.	444,703	7,528,822
Charter Communications, Inc., Class A*	6,055	1,779,746
Comcast Corp., Class A	249,605	10,695,574
Liberty Global Ltd., Class C*	12,220	226,681
Liberty Media Corp.-Liberty Formula One, Class C*	12,111	881,196
Match Group, Inc.*	17,094	616,068
Meta Platforms, Inc., Class A	137,998	67,636,960
Netflix, Inc.*	27,357	16,494,082
Pinterest, Inc., Class A*	35,855	1,315,879
Snap, Inc., Class A*	64,552	711,363
Take-Two Interactive Software, Inc.*	10,626	1,561,278
T-Mobile US, Inc.	32,792	5,354,934
Verizon Communications, Inc.	260,174	10,412,163
Walt Disney Co.	113,994	12,719,451

(Cost $169,354,038)		227,325,859

Consumer Discretionary — 12.1%
Airbnb, Inc., Class A*	27,135	4,272,948
Amazon.com, Inc.*	578,229	102,207,758
Booking Holdings, Inc.*	2,166	7,513,486
Caesars Entertainment, Inc.*	13,176	572,761
Chipotle Mexican Grill, Inc.*	1,759	4,729,546
Darden Restaurants, Inc.	7,419	1,266,498
Deckers Outdoor Corp.*	1,680	1,504,591
eBay, Inc.	33,019	1,561,138
Etsy, Inc.*	7,634	547,281
Ford Motor Co.	243,222	3,025,682
Garmin Ltd.	9,665	1,327,488
General Motors Co.	85,053	3,485,472
Hasbro, Inc.	8,136	409,159
Hilton Worldwide Holdings, Inc.	16,018	3,272,798
Home Depot, Inc.	62,019	23,605,052
Hyatt Hotels Corp., Class A (a)	2,942	451,862
Las Vegas Sands Corp.	23,460	1,279,039
Lululemon Athletica, Inc.*	7,020	3,278,972
Marriott International, Inc., Class A	15,676	3,916,962
McDonald’s Corp.	45,057	13,169,260
MercadoLibre, Inc.*	2,872	4,581,702
MGM Resorts International*	17,313	749,307
NIKE, Inc., Class B	75,856	7,883,714
Starbucks Corp.	70,837	6,722,431
Tesla, Inc.*	177,840	35,902,339
Ulta Beauty, Inc.*	3,190	1,749,906
Vail Resorts, Inc.	2,316	533,398
Wynn Resorts Ltd.	6,364	669,493
Yum! Brands, Inc.	17,273	2,390,929

(Cost $212,552,470)		242,580,972

Consumer Staples — 5.3%
Bunge Global SA	9,467	893,401
Campbell Soup Co.	11,840	504,858
Church & Dwight Co., Inc.	15,294	1,531,235

	Number of Shares	Value
Consumer Staples (Continued)
Clorox Co.	7,718	$1,183,247
Coca-Cola Co.	255,347	15,325,927
Colgate-Palmolive Co.	48,427	4,189,904
Constellation Brands, Inc., Class A	10,285	2,556,028
Estee Lauder Cos., Inc., Class A	14,387	2,137,620
General Mills, Inc.	35,847	2,300,660
Hershey Co.	9,415	1,769,267
Kellanova	16,968	935,785
Keurig Dr Pepper, Inc.	64,734	1,936,194
Kimberly-Clark Corp.	20,818	2,522,517
McCormick & Co., Inc.	15,688	1,080,276
Mondelez International, Inc., Class A	84,616	6,182,891
Monster Beverage Corp.*	48,461	2,864,045
PepsiCo, Inc.	85,455	14,129,130
Procter & Gamble Co.	146,525	23,288,683
Target Corp.	28,468	4,353,327
Walgreens Boots Alliance, Inc.	45,518	967,713
Walmart, Inc.	274,732	16,102,042

(Cost $107,100,912)		106,754,750

Energy — 4.0%
Baker Hughes Co.	62,415	1,846,860
Chevron Corp.	111,095	16,887,551
ConocoPhillips	74,116	8,341,015
Diamondback Energy, Inc.	10,653	1,944,385
EOG Resources, Inc.	36,258	4,150,091
Exxon Mobil Corp.	248,423	25,965,172
Halliburton Co.	56,669	1,987,382
Hess Corp.	17,187	2,505,005
Kinder Morgan, Inc.	124,130	2,158,621
Marathon Oil Corp.	38,295	928,654
Occidental Petroleum Corp.	40,884	2,477,979
ONEOK, Inc.	35,942	2,699,963
Pioneer Natural Resources Co.	14,424	3,392,380
Schlumberger NV	87,961	4,251,155

(Cost $79,645,413)		79,536,213

Financials — 12.6%
American Express Co.	36,208	7,944,759
American International Group, Inc.	43,637	3,180,701
Annaly Capital Management, Inc. REIT	30,717	586,388
Aon PLC, Class A	12,447	3,933,128
Apollo Global Management, Inc.	24,516	2,740,889
Arch Capital Group Ltd.*	23,397	2,049,343
Ares Management Corp., Class A	10,406	1,380,148
Arthur J Gallagher & Co.	13,167	3,211,826
Bank of America Corp.	442,330	15,269,232
Bank of New York Mellon Corp.	48,187	2,702,809
BlackRock, Inc.	9,371	7,603,067
Blackstone, Inc.	44,181	5,647,215
Block, Inc.*	34,020	2,703,569
Cboe Global Markets, Inc.	6,903	1,325,376
Charles Schwab Corp.	93,192	6,223,362
Chubb Ltd.	25,514	6,421,108
FactSet Research Systems, Inc.	2,319	1,072,723
Fidelity National Information Services, Inc.	36,727	2,541,141
Fiserv, Inc.*	37,724	5,631,061

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Global Payments, Inc.	16,017	$2,077,405
Goldman Sachs Group, Inc.	20,505	7,977,470
Hartford Financial Services Group, Inc.	18,859	1,807,447
Intercontinental Exchange, Inc.	35,495	4,913,218
Jack Henry & Associates, Inc.	4,367	758,854
JPMorgan Chase & Co.	179,881	33,468,659
MarketAxess Holdings, Inc.	2,272	484,868
Marsh & McLennan Cos., Inc.	30,650	6,199,575
Mastercard, Inc., Class A	52,057	24,714,581
Moody’s Corp.	10,210	3,873,878
Morgan Stanley	77,012	6,626,112
Nasdaq, Inc.	21,266	1,195,149
Northern Trust Corp.	12,889	1,058,574
PayPal Holdings, Inc.*	64,510	3,892,533
PNC Financial Services Group, Inc.	24,509	3,607,725
Progressive Corp.	36,162	6,854,869
S&P Global, Inc.	20,145	8,629,715
T. Rowe Price Group, Inc.	13,904	1,576,018
Tradeweb Markets, Inc., Class A	6,908	731,005
Travelers Cos., Inc.	14,230	3,144,261
US Bancorp	96,843	4,063,532
Visa, Inc., Class A	98,367	27,802,449
W.R. Berkley Corp.	13,147	1,099,089
Wells Fargo & Co.	226,332	12,581,796
Willis Towers Watson PLC	6,106	1,664,557

(Cost $206,712,323)		252,971,184

Health Care — 13.6%
Abbott Laboratories	107,910	12,802,442
AbbVie, Inc.	109,763	19,323,776
Agilent Technologies, Inc.	18,120	2,488,963
Amgen, Inc.	33,219	9,096,359
Biogen, Inc.*	9,010	1,955,080
Boston Scientific Corp.*	90,718	6,006,439
Bristol-Myers Squibb Co.	129,263	6,560,097
Charles River Laboratories International, Inc.*	3,172	806,291
Cigna Group	18,166	6,106,319
CVS Health Corp.	79,583	5,918,588
Danaher Corp.	43,638	11,046,523
DaVita, Inc.*	3,451	438,173
Edwards Lifesciences Corp.*	37,595	3,190,688
Elevance Health, Inc.	14,438	7,237,047
Eli Lilly & Co.	50,156	37,801,574
Gilead Sciences, Inc.	77,072	5,556,891
IDEXX Laboratories, Inc.*	5,159	2,967,612
Illumina, Inc.*	9,717	1,358,728
Incyte Corp.*	11,911	695,126
IQVIA Holdings, Inc.*	11,340	2,802,794
Johnson & Johnson	149,664	24,152,776
Laboratory Corp. of America Holdings	5,586	1,205,626
McKesson Corp.	8,215	4,283,383
Merck & Co., Inc.	157,546	20,031,974
Mettler-Toledo International, Inc.*	1,382	1,723,658
Pfizer, Inc.	349,059	9,271,007
Regeneron Pharmaceuticals, Inc.*	6,701	6,473,769
Repligen Corp.*	3,144	609,905

	Number of Shares	Value
Health Care (Continued)
Revvity, Inc.	7,722	$846,254
Thermo Fisher Scientific, Inc.	24,023	13,697,434
UnitedHealth Group, Inc.	57,503	28,383,481
Vertex Pharmaceuticals, Inc.*	15,865	6,675,040
Waters Corp.*	3,625	1,223,148
West Pharmaceutical Services, Inc.	4,599	1,648,098
Zimmer Biomet Holdings, Inc.	13,038	1,621,406
Zoetis, Inc.	28,366	5,625,829

(Cost $247,443,346)		271,632,298

Industrials — 6.8%
3M Co.	34,226	3,152,899
AECOM	8,202	728,584
Allegion PLC	5,582	713,770
AMETEK, Inc.	14,426	2,599,277
Automatic Data Processing, Inc.	25,603	6,429,681
Booz Allen Hamilton Holding Corp.	8,288	1,224,220
Broadridge Financial Solutions, Inc.	7,061	1,437,478
Carlisle Cos., Inc.	3,075	1,076,250
Cintas Corp.	5,655	3,554,790
Copart, Inc.*	52,570	2,794,095
CSX Corp.	124,102	4,708,430
Cummins, Inc.	8,764	2,354,098
Dayforce, Inc.*	9,258	645,838
Deere & Co.	16,939	6,183,582
Dover Corp.	8,636	1,428,222
Eaton Corp. PLC	24,561	7,098,129
Emerson Electric Co.	35,423	3,784,948
Equifax, Inc.	7,613	2,082,841
Expeditors International of Washington, Inc.	9,263	1,107,855
FedEx Corp.	14,691	3,657,618
Fortive Corp.	21,910	1,865,198
Graco, Inc.	10,598	967,173
Hubbell, Inc.	3,334	1,269,154
IDEX Corp.	4,581	1,080,658
Illinois Tool Works, Inc.	18,604	4,877,039
JB Hunt Transport Services, Inc.	5,148	1,062,084
Johnson Controls International PLC	41,935	2,485,487
Norfolk Southern Corp.	14,117	3,576,965
Old Dominion Freight Line, Inc.	6,028	2,667,269
Owens Corning	5,723	857,191
PACCAR, Inc.	32,898	3,648,059
Paychex, Inc.	20,125	2,467,728
Paycom Software, Inc.	3,245	591,856
Quanta Services, Inc.	9,049	2,185,424
Republic Services, Inc.	13,698	2,514,953
Robert Half, Inc.	6,738	541,735
Rockwell Automation, Inc.	6,982	1,990,429
Stanley Black & Decker, Inc.	9,751	870,667
Trane Technologies PLC	14,086	3,971,829
TransUnion	11,960	928,455
Uber Technologies, Inc.*	115,190	9,157,605
Union Pacific Corp.	37,716	9,568,172
United Parcel Service, Inc., Class B	44,617	6,614,916
Verisk Analytics, Inc.	9,269	2,242,171
Waste Connections, Inc.	15,830	2,634,745

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Waste Management, Inc.	25,052	$5,151,944
Westinghouse Air Brake Technologies Corp.	11,313	1,598,414
Xylem, Inc.	14,860	1,887,963

(Cost $111,567,431)		136,037,888

Information Technology — 27.3%
Accenture PLC, Class A	38,989	14,612,297
Adobe, Inc.*	28,092	15,739,386
Advanced Micro Devices, Inc.*	100,480	19,345,414
Akamai Technologies, Inc.*	9,495	1,053,185
Analog Devices, Inc.	30,677	5,884,462
ANSYS, Inc.*	5,476	1,829,915
Apple, Inc.	435,360	78,691,320
Aspen Technology, Inc.*	1,943	376,728
Atlassian Corp., Class A*	9,636	1,998,699
Autodesk, Inc.*	13,235	3,416,880
Bentley Systems, Inc., Class B	13,111	673,512
Broadcom, Inc.	27,650	35,958,549
Cadence Design Systems, Inc.*	16,906	5,145,848
Cisco Systems, Inc.	252,638	12,220,100
Cloudflare, Inc., Class A*	18,412	1,814,318
Cognizant Technology Solutions Corp., Class A	31,901	2,520,817
Confluent, Inc., Class A*	11,155	377,820
Datadog, Inc., Class A*	16,982	2,232,454
Dell Technologies, Inc., Class C	16,132	1,527,055
Dropbox, Inc., Class A*	16,442	393,786
Enphase Energy, Inc.*	8,332	1,058,247
EPAM Systems, Inc.*	3,533	1,075,445
First Solar, Inc.*	6,274	965,506
Fortinet, Inc.*	41,264	2,851,755
Gartner, Inc.*	4,781	2,225,842
Gen Digital, Inc.	36,060	774,929
Hewlett Packard Enterprise Co.	77,007	1,172,817
HubSpot, Inc.*	3,068	1,898,509
International Business Machines Corp.	56,321	10,421,075
Intuit, Inc.	17,268	11,446,785
Microsoft Corp.	235,191	97,284,405
NVIDIA Corp.	153,564	121,487,552
Okta, Inc.*	9,597	1,029,758
Oracle Corp.	102,517	11,449,099
Palo Alto Networks, Inc.*	19,612	6,090,507
PTC, Inc.*	7,469	1,366,902
QUALCOMM, Inc.	69,021	10,890,824
Roper Technologies, Inc.	6,679	3,638,252
Salesforce, Inc.*	60,178	18,584,170
ServiceNow, Inc.*	12,749	9,833,814
Snowflake, Inc., Class A*	17,269	3,251,407
Splunk, Inc.*	10,128	1,582,196
Synopsys, Inc.*	9,491	5,445,271
Texas Instruments, Inc.	56,475	9,449,962
Trimble, Inc.*	15,458	945,875
Workday, Inc., Class A*	12,995	3,829,107
Zscaler, Inc.*	5,654	1,368,098

(Cost $388,795,174)		547,230,654

	Number of Shares	Value
Materials — 2.3%
Albemarle Corp.	7,171	$988,522
Avery Dennison Corp.	4,987	1,079,835
Ball Corp.	19,512	1,249,158
Corteva, Inc.	43,812	2,344,818
Crown Holdings, Inc.	7,452	570,972
DuPont de Nemours, Inc.	28,272	1,956,140
Ecolab, Inc.	16,071	3,613,404
FMC Corp.	7,773	438,320
Freeport-McMoRan, Inc.	88,476	3,345,278
Linde PLC	30,208	13,557,955
Newmont Corp.	71,238	2,226,188
Nucor Corp.	15,491	2,978,919
PPG Industries, Inc.	14,435	2,043,996
RPM International, Inc.	8,141	939,064
Sherwin-Williams Co.	15,102	5,014,317
Steel Dynamics, Inc.	9,653	1,291,764
Vulcan Materials Co.	8,205	2,181,299

(Cost $40,124,543)		45,819,949

Real Estate — 2.3%
Alexandria Real Estate Equities, Inc. REIT	10,212	1,273,743
American Tower Corp. REIT	28,835	5,734,128
AvalonBay Communities, Inc. REIT	8,792	1,556,448
CBRE Group, Inc., Class A*	19,283	1,771,915
Crown Castle, Inc. REIT	26,915	2,959,035
Digital Realty Trust, Inc. REIT	19,111	2,805,686
Equinix, Inc. REIT	5,836	5,187,153
Equity Residential REIT	22,193	1,336,241
Essex Property Trust, Inc. REIT	4,035	933,699
Healthpeak Properties, Inc. REIT	43,794	733,549
Kimco Realty Corp. REIT	41,916	828,260
Prologis, Inc. REIT	57,465	7,658,361
Realty Income Corp. REIT	51,450	2,681,059
Regency Centers Corp. REIT	10,366	642,174
Simon Property Group, Inc. REIT	20,296	3,006,649
VICI Properties, Inc. REIT	62,701	1,876,641
Welltower, Inc. REIT	34,417	3,171,871
Weyerhaeuser Co. REIT	44,989	1,546,722

(Cost $42,514,887)		45,703,334

Utilities — 2.0%
Alliant Energy Corp.	15,627	746,189
American Electric Power Co., Inc.	32,708	2,786,395
American Water Works Co., Inc.	11,906	1,411,337
Consolidated Edison, Inc.	21,353	1,862,195
Constellation Energy Corp.	19,819	3,338,511
Dominion Energy, Inc.	51,865	2,480,703
Duke Energy Corp.	47,692	4,379,556
Edison International	23,703	1,612,278
Essential Utilities, Inc.	15,449	537,316
Eversource Energy	21,676	1,272,381
Exelon Corp.	61,616	2,208,318
NextEra Energy, Inc.	127,571	7,040,644
Public Service Enterprise Group, Inc.	30,759	1,919,362
Sempra	38,962	2,750,717
Southern Co.	67,401	4,532,717

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Xcel Energy, Inc.	34,190	$1,801,471

(Cost $45,658,772)		40,680,090

TOTAL COMMON STOCKS (Cost $1,651,469,309)		1,996,273,191

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $569,800)	569,800	569,800

	Number of Shares	Value
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $3,285,510)	3,285,510	$3,285,510

TOTAL INVESTMENTS — 99.9% (Cost $1,655,324,619)		$2,000,128,501
Other assets and liabilities, net — 0.1%		2,242,837

NET ASSETS — 100.0%		$2,002,371,338

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
565,175	4,625	(d)	—	—	—	4,712	—	569,800	569,800

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
6,190,253	24,946,448		(27,851,191)	—	—	92,937	—	3,285,510	3,285,510

6,755,428	24,951,073		(27,851,191)	—	—	97,649	—	3,855,310	3,855,310

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $551,889, which is 0.03% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	22	$4,785,796	$4,950,880	3/15/2024	$165,084
S&P 500 E-Mini Futures	USD	1	233,888	255,188	3/15/2024	21,300
S&P Mid 400 E-Mini Futures	USD	2	556,970	578,520	3/15/2024	21,550

Total unrealized appreciation						$207,934

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,996,273,191	$—	$—	$1,996,273,191
Short-Term Investments (a)	3,855,310	—	—	3,855,310
Derivatives (b)
Futures Contracts	207,934	—	—	207,934

TOTAL	$2,000,336,435	$—	$—	$2,000,336,435

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 9.6%
Alphabet, Inc., Class A*	268,901	$37,232,033
Alphabet, Inc., Class C*	237,921	33,256,597
Comcast Corp., Class A	183,838	7,877,458
Electronic Arts, Inc.	11,780	1,643,075
Fox Corp., Class A	13,263	395,105
Fox Corp., Class B	6,374	174,520
Interpublic Group of Cos., Inc.	17,937	563,222
Liberty Global Ltd., Class C*	8,438	156,525
Omnicom Group, Inc.	9,017	797,013
Sirius XM Holdings, Inc.	35,043	154,890
Snap, Inc., Class A*	47,716	525,830
Take-Two Interactive Software, Inc.*	7,695	1,130,626
Verizon Communications, Inc.	191,614	7,668,392
Walt Disney Co.	83,946	9,366,695

(Cost $98,269,168)		100,941,981

Consumer Discretionary — 9.7%
Aptiv PLC*	12,980	1,031,780
AutoZone, Inc.*	806	2,422,852
Best Buy Co., Inc.	8,893	719,266
Booking Holdings, Inc.*	1,613	5,595,223
BorgWarner, Inc.	10,898	339,255
Burlington Stores, Inc.*	3,076	630,888
CarMax, Inc.*	7,186	567,694
Deckers Outdoor Corp.*	1,191	1,066,648
eBay, Inc.	24,018	1,135,571
Genuine Parts Co.	6,392	954,070
Hasbro, Inc.	6,170	310,289
Hilton Worldwide Holdings, Inc.	12,091	2,470,433
Home Depot, Inc.	45,553	17,337,927
Lear Corp.	2,807	385,541
LKQ Corp.	11,738	613,780
Lowe’s Cos., Inc.	26,298	6,329,140
Lululemon Athletica, Inc.*	5,215	2,435,874
McDonald’s Corp.	33,214	9,707,788
MercadoLibre, Inc.*	2,084	3,324,605
NIKE, Inc., Class B	55,607	5,779,236
NVR, Inc.*	149	1,136,210
Pool Corp.	1,767	703,478
PulteGroup, Inc.	9,953	1,078,706
Rivian Automotive, Inc., Class A* (a)	29,107	329,491
Tesla, Inc.*	130,967	26,439,618
TJX Cos., Inc.	51,991	5,154,388
Tractor Supply Co.	5,019	1,276,432
Ulta Beauty, Inc.*	2,293	1,257,848
Vail Resorts, Inc.	1,936	445,880
Yum! Brands, Inc.	12,568	1,739,663

(Cost $108,427,915)		102,719,574

Consumer Staples — 5.6%
Bunge Global SA	6,845	645,963
Campbell Soup Co.	8,789	374,763
Church & Dwight Co., Inc.	11,338	1,135,160
Clorox Co.	5,595	857,769
Coca-Cola Co.	188,042	11,286,281
Colgate-Palmolive Co.	35,835	3,100,444

	Number of Shares	Value
Consumer Staples (Continued)
Conagra Brands, Inc.	21,486	$603,327
Darling Ingredients, Inc.*	7,174	303,532
General Mills, Inc.	26,608	1,707,701
Hormel Foods Corp.	13,376	472,440
J M Smucker Co.	4,833	580,782
Kellanova	12,808	706,361
Keurig Dr Pepper, Inc.	47,627	1,424,524
Kimberly-Clark Corp.	15,672	1,898,976
Kroger Co.	30,781	1,527,045
Lamb Weston Holdings, Inc.	6,671	681,843
McCormick & Co., Inc.	11,281	776,810
PepsiCo, Inc.	62,946	10,407,492
Procter & Gamble Co.	107,905	17,150,421
Target Corp.	21,016	3,213,767

(Cost $60,593,298)		58,855,401

Energy — 2.1%
Baker Hughes Co.	45,612	1,349,659
Cheniere Energy, Inc.	10,976	1,703,475
Halliburton Co.	41,285	1,447,865
HF Sinclair Corp.	7,566	419,913
Kinder Morgan, Inc.	91,363	1,588,802
Marathon Petroleum Corp.	17,391	2,943,079
ONEOK, Inc.	26,289	1,974,830
Phillips 66	20,468	2,916,895
Schlumberger NV	64,657	3,124,873
Targa Resources Corp.	9,723	955,187
Valero Energy Corp.	15,591	2,205,503
Williams Cos., Inc.	54,966	1,975,478

(Cost $19,159,826)		22,605,559

Financials — 12.1%
Aflac, Inc.	26,305	2,123,866
Allstate Corp.	11,944	1,905,307
Ally Financial, Inc.	11,989	443,473
American Express Co.	26,699	5,858,294
Ameriprise Financial, Inc.	4,730	1,926,813
Annaly Capital Management, Inc. REIT	22,232	424,409
Arch Capital Group Ltd.*	16,874	1,477,994
Assurant, Inc.	2,465	447,274
Bank of New York Mellon Corp.	35,222	1,975,602
BlackRock, Inc.	6,846	5,554,434
Cboe Global Markets, Inc.	4,997	959,424
Charles Schwab Corp.	68,491	4,573,829
Citizens Financial Group, Inc.	20,810	653,226
Discover Financial Services	11,643	1,405,310
Equitable Holdings, Inc.	16,191	554,380
FactSet Research Systems, Inc.	1,718	794,712
Fidelity National Information Services, Inc.	26,675	1,845,643
Fiserv, Inc.*	27,476	4,101,342
Franklin Resources, Inc.	14,233	390,696
Hartford Financial Services Group, Inc.	14,098	1,351,152
Huntington Bancshares, Inc.	66,755	870,485
Intercontinental Exchange, Inc.	25,799	3,571,098
LPL Financial Holdings, Inc.	3,566	955,296
MarketAxess Holdings, Inc.	1,630	347,858
Marsh & McLennan Cos., Inc.	22,567	4,564,627

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Mastercard, Inc., Class A	38,475	$18,266,391
Moody’s Corp.	7,451	2,827,058
Morgan Stanley	56,518	4,862,809
Nasdaq, Inc.	15,785	887,117
Northern Trust Corp.	9,436	774,979
PNC Financial Services Group, Inc.	18,123	2,667,706
Principal Financial Group, Inc.	10,956	885,902
Progressive Corp.	26,675	5,056,513
Prudential Financial, Inc.	16,523	1,800,842
Raymond James Financial, Inc.	9,030	1,086,490
Regions Financial Corp.	43,338	807,387
S&P Global, Inc.	14,743	6,315,606
State Street Corp.	15,183	1,119,443
Synchrony Financial	19,131	790,110
T. Rowe Price Group, Inc.	10,132	1,148,462
Travelers Cos., Inc.	10,423	2,303,066
Truist Financial Corp.	60,810	2,127,134
US Bancorp	70,068	2,940,053
Visa, Inc., Class A	72,463	20,480,942
Willis Towers Watson PLC	4,713	1,284,811

(Cost $111,031,502)		127,509,365

Health Care — 12.3%
Agilent Technologies, Inc.	13,402	1,840,899
Align Technology, Inc.*	3,275	990,425
Amgen, Inc.	24,443	6,693,227
Avantor, Inc.*	30,173	743,463
Biogen, Inc.*	6,523	1,415,426
Bio-Techne Corp.	7,108	522,936
Bristol-Myers Squibb Co.	93,188	4,729,291
Cencora, Inc.	7,718	1,818,361
Cigna Group	13,436	4,516,377
Cooper Cos., Inc.	8,972	839,779
Danaher Corp.	32,134	8,134,401
DaVita, Inc.*	2,421	307,394
Dexcom, Inc.*	17,464	2,009,582
Edwards Lifesciences Corp.*	27,566	2,339,526
Elevance Health, Inc.	10,760	5,393,450
Eli Lilly & Co.	36,938	27,839,432
Gilead Sciences, Inc.	56,828	4,097,299
HCA Healthcare, Inc.	9,194	2,865,770
Hologic, Inc.*	11,198	826,412
Humana, Inc.	5,652	1,980,009
IDEXX Laboratories, Inc.*	3,750	2,157,112
Illumina, Inc.*	7,167	1,002,162
Insulet Corp.*	3,299	541,036
Jazz Pharmaceuticals PLC*	2,843	338,033
Johnson & Johnson	110,212	17,786,013
Laboratory Corp. of America Holdings	4,012	865,910
Merck & Co., Inc.	115,856	14,731,090
Mettler-Toledo International, Inc.*	1,054	1,314,570
Molina Healthcare, Inc.*	2,646	1,042,286
Quest Diagnostics, Inc.	5,085	635,066
Repligen Corp.*	2,419	469,262
STERIS PLC	4,546	1,058,809
Teleflex, Inc.	2,086	464,740
Waters Corp.*	2,677	903,273
West Pharmaceutical Services, Inc.	3,390	1,214,840

	Number of Shares	Value
Health Care (Continued)
Zimmer Biomet Holdings, Inc.	9,445	$1,174,580
Zoetis, Inc.	20,892	4,143,510

(Cost $113,716,461)		129,745,751

Industrials — 9.1%
3M Co.	25,320	2,332,478
AECOM	5,938	527,473
Allegion PLC	3,785	483,988
Automatic Data Processing, Inc.	18,733	4,704,418
Axon Enterprise, Inc.*	3,355	1,031,226
Broadridge Financial Solutions, Inc.	5,371	1,093,428
Builders FirstSource, Inc.*	5,757	1,123,651
C.H. Robinson Worldwide, Inc.	5,277	390,920
Carrier Global Corp.	37,696	2,095,144
Caterpillar, Inc.	23,265	7,769,579
Cintas Corp.	4,237	2,663,421
CSX Corp.	91,734	3,480,388
Cummins, Inc.	6,382	1,714,269
Dayforce, Inc.*	6,498	453,301
Delta Air Lines, Inc.	6,829	288,662
Dover Corp.	6,382	1,055,455
Eaton Corp. PLC	18,249	5,273,961
Emerson Electric Co.	26,208	2,800,325
Expeditors International of Washington, Inc.	6,980	834,808
Fastenal Co.	25,726	1,878,255
Ferguson PLC	9,251	1,956,124
Fortive Corp.	16,111	1,371,529
Fortune Brands Innovations, Inc.	5,866	477,140
Graco, Inc.	7,499	684,359
IDEX Corp.	3,359	792,388
Illinois Tool Works, Inc.	13,799	3,617,408
Ingersoll Rand, Inc.	18,696	1,707,506
JB Hunt Transport Services, Inc.	3,970	819,051
Johnson Controls International PLC	31,097	1,843,119
Knight-Swift Transportation Holdings, Inc.	7,272	409,705
Lennox International, Inc.	1,535	723,307
Masco Corp.	10,208	783,566
Norfolk Southern Corp.	10,371	2,627,804
Old Dominion Freight Line, Inc.	4,564	2,019,479
Otis Worldwide Corp.	18,689	1,781,062
Owens Corning	4,150	621,587
Paychex, Inc.	14,849	1,820,784
Paylocity Holding Corp.*	2,058	346,999
Pentair PLC	7,702	599,139
Quanta Services, Inc.	6,465	1,561,362
Robert Half, Inc.	4,873	391,789
Rockwell Automation, Inc.	5,142	1,465,881
Toro Co.	4,619	426,380
Trane Technologies PLC	10,327	2,911,904
TransUnion	8,584	666,376
Union Pacific Corp.	27,924	7,084,040
United Parcel Service, Inc., Class B	33,114	4,909,482
United Rentals, Inc.	3,157	2,188,653
W.W. Grainger, Inc.	2,051	1,996,566
Waste Management, Inc.	18,344	3,772,444

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Xylem, Inc.	10,793	$1,371,251

(Cost $79,686,510)		95,743,334

Information Technology — 32.9%
Accenture PLC, Class A	28,607	10,721,331
Adobe, Inc.*	20,805	11,656,625
Akamai Technologies, Inc.*	6,941	769,896
ANSYS, Inc.*	3,895	1,301,592
Applied Materials, Inc.	38,064	7,674,464
Autodesk, Inc.*	9,693	2,502,442
Cadence Design Systems, Inc.*	12,406	3,776,138
DocuSign, Inc.*	9,072	483,265
Fair Isaac Corp.*	1,097	1,393,091
Gartner, Inc.*	3,585	1,669,033
Gen Digital, Inc.	26,753	574,922
Hewlett Packard Enterprise Co.	60,344	919,039
HP, Inc.	43,150	1,222,439
HubSpot, Inc.*	2,192	1,356,432
Intel Corp.	193,025	8,309,726
International Business Machines Corp.	41,827	7,739,250
Intuit, Inc.	12,824	8,500,901
Keysight Technologies, Inc.*	8,139	1,255,848
Lam Research Corp.	6,050	5,676,413
Marvell Technology, Inc.	39,391	2,822,759
Microsoft Corp.	323,209	133,692,171
NetApp, Inc.	9,484	845,214
NVIDIA Corp.	113,073	89,454,312
NXP Semiconductors NV	11,810	2,949,311
PTC, Inc.*	5,462	999,601
Salesforce, Inc.*	44,270	13,671,461
Seagate Technology Holdings PLC	9,028	840,055
ServiceNow, Inc.*	9,358	7,218,200
Splunk, Inc.*	7,339	1,146,499
Synopsys, Inc.*	6,952	3,988,571
Texas Instruments, Inc.	41,599	6,960,761
Trimble, Inc.*	11,637	712,068
Twilio, Inc., Class A*	7,926	472,310
Western Digital Corp.*	14,983	891,039
Workday, Inc., Class A*	9,452	2,785,126
Zscaler, Inc.*	4,110	994,497

(Cost $224,993,856)		347,946,802

Materials — 2.8%
Amcor PLC	69,812	632,497
Avery Dennison Corp.	3,661	792,716
Ball Corp.	14,255	912,605
Ecolab, Inc.	11,632	2,615,339
International Flavors & Fragrances, Inc.	11,824	892,712
International Paper Co.	15,043	531,920
Linde PLC	22,232	9,978,166
LyondellBasell Industries NV, Class A	11,689	1,172,173
Martin Marietta Materials, Inc.	2,866	1,655,717
Newmont Corp.	52,143	1,629,469
Nucor Corp.	11,404	2,192,989
PPG Industries, Inc.	10,663	1,509,881
Sherwin-Williams Co.	11,180	3,712,095
Steel Dynamics, Inc.	7,040	942,093

	Number of Shares	Value
Materials (Continued)
Westrock Co.	12,089	$547,511

(Cost $27,429,699)		29,717,883

Real Estate — 2.4%
American Tower Corp. REIT	21,329	4,241,485
Boston Properties, Inc. REIT	6,772	438,284
CBRE Group, Inc., Class A*	14,288	1,312,924
Crown Castle, Inc. REIT	19,587	2,153,395
Digital Realty Trust, Inc. REIT	13,856	2,034,199
Equinix, Inc. REIT	4,264	3,789,928
Healthpeak Properties, Inc. REIT	32,249	540,171
Iron Mountain, Inc. REIT	13,122	1,031,914
Prologis, Inc. REIT	42,084	5,608,535
SBA Communications Corp. REIT	4,916	1,028,575
Welltower, Inc. REIT	25,376	2,338,652
Weyerhaeuser Co. REIT	33,151	1,139,731

(Cost $27,894,616)		25,657,793

Utilities — 1.0%
American Water Works Co., Inc.	8,788	1,041,730
Atmos Energy Corp.	6,714	758,078
CMS Energy Corp.	13,308	763,480
Consolidated Edison, Inc.	15,640	1,363,964
Edison International	17,306	1,177,154
Essential Utilities, Inc.	12,092	420,560
Eversource Energy	15,683	920,592
Exelon Corp.	45,088	1,615,954
NRG Energy, Inc.	10,368	573,558
Sempra	28,507	2,012,594

(Cost $12,069,426)		10,647,664

TOTAL COMMON STOCKS (Cost $883,272,277)		1,052,091,107

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $307,803)	307,803	307,803

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $2,185,111)	2,185,111	2,185,111

TOTAL INVESTMENTS — 99.8% (Cost $885,765,191)		$1,054,584,021
Other assets and liabilities, net — 0.2%		1,948,729

NET ASSETS — 100.0%		$1,056,532,750

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	307,803	(d)	—	—	—	24,343	—	307,803	307,803

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
4,273,305	13,368,051		(15,456,245)	—	—	88,004	—	2,185,111	2,185,111

4,273,305	13,675,854		(15,456,245)	—	—	112,347	—	2,492,914	2,492,914

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $296,015, which is 0.03% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	15	$3,261,645	$3,375,600	3/15/2024	$113,955
MSCI USA ESG Leaders GTR Index Futures	USD	2	105,760	116,540	3/15/2024	10,780
S&P 500 E-Mini Futures	USD	1	233,888	255,188	3/15/2024	21,300
S&P Mid 400 E-Mini Futures	USD	1	267,450	289,260	3/15/2024	21,810

Total unrealized appreciation						$167,845

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,052,091,107	$—	$—	$1,052,091,107
Short-Term Investments (a)	2,492,914	—	—	2,492,914
Derivatives (b)
Futures Contracts	167,845	—	—	167,845

TOTAL	$1,054,751,866	$—	$—	$1,054,751,866

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 9.7%
Alphabet, Inc., Class A*	25,047	$3,468,008
Alphabet, Inc., Class C*	20,939	2,926,853
AT&T, Inc.	31,901	540,084
Charter Communications, Inc., Class A*	508	149,316
Comcast Corp., Class A	17,564	752,617
Electronic Arts, Inc.	1,466	204,478
Fox Corp., Class A	1,839	54,784
Fox Corp., Class B	1,180	32,308
Liberty Broadband Corp., Class A*	668	40,180
Liberty Broadband Corp., Class C*	1,141	68,665
Live Nation Entertainment, Inc.*	933	90,482
Match Group, Inc.*	2,355	84,874
Meta Platforms, Inc., Class A	9,289	4,552,818
Netflix, Inc.*	1,906	1,149,165
Omnicom Group, Inc.	1,094	96,699
Pinterest, Inc., Class A*	3,694	135,570
ROBLOX Corp., Class A*	3,123	124,608
Sirius XM Holdings, Inc. (a)	9,659	42,693
Snap, Inc., Class A*	7,105	78,297
Spotify Technology SA*	809	207,436
Take-Two Interactive Software, Inc.*	1,004	147,518
T-Mobile US, Inc.	2,191	357,790
Trade Desk, Inc., Class A*	2,555	218,274
Verizon Communications, Inc.	18,420	737,168
Walt Disney Co.	7,803	870,659
Warner Bros Discovery, Inc.*	12,054	105,955
Warner Music Group Corp., Class A	1,592	55,609

(Cost $12,621,292)		17,292,908

Consumer Discretionary — 6.3%
Airbnb, Inc., Class A*	2,146	337,931
Aptiv PLC*	2,881	229,011
AutoZone, Inc.*	149	447,897
Best Buy Co., Inc.	1,511	122,210
Booking Holdings, Inc.*	157	544,606
Chipotle Mexican Grill, Inc.*	132	354,918
D.R. Horton, Inc.	2,068	309,042
Domino’s Pizza, Inc.	177	79,358
DoorDash, Inc., Class A*	3,087	384,548
eBay, Inc.	6,707	317,107
Expedia Group, Inc.*	809	110,687
Ford Motor Co.	6,926	86,159
Garmin Ltd.	2,083	286,100
General Motors Co.	4,267	174,862
Genuine Parts Co.	1,804	269,265
Home Depot, Inc.	4,333	1,649,183
Lennar Corp., Class A	1,952	309,412
Lennar Corp., Class B	879	129,538
LKQ Corp.	4,865	254,391
Lowe’s Cos., Inc.	2,669	642,348
Lululemon Athletica, Inc.*	861	402,164
McDonald’s Corp.	3,069	897,007
MercadoLibre, Inc.*	309	492,948
NIKE, Inc., Class B	6,813	708,075
NVR, Inc.*	32	244,018
O’Reilly Automotive, Inc.*	455	494,776

	Number of Shares	Value
Consumer Discretionary (Continued)
PulteGroup, Inc.	1,623	$175,901
Tractor Supply Co.	701	178,278
Ulta Beauty, Inc.*	593	325,296
Yum China Holdings, Inc.	2,283	97,918
Yum! Brands, Inc.	829	114,750

(Cost $8,919,127)		11,169,704

Consumer Staples — 5.1%
Archer-Daniels-Midland Co.	12	637
Campbell Soup Co.	4,147	176,828
Church & Dwight Co., Inc.	2,915	291,850
Clorox Co.	1,781	273,045
Coca-Cola Co.	19,005	1,140,680
Colgate-Palmolive Co.	4,866	421,006
Conagra Brands, Inc.	5,768	161,966
Estee Lauder Cos., Inc., Class A	2,338	347,380
General Mills, Inc.	4,904	314,739
Hershey Co.	1,574	295,786
Hormel Foods Corp.	3,991	140,962
J M Smucker Co.	1,575	189,268
Kellanova	3,945	217,567
Keurig Dr Pepper, Inc.	9,097	272,091
Kimberly-Clark Corp.	2,737	331,642
Kraft Heinz Co.	6,817	240,504
McCormick & Co., Inc.	3,834	264,009
Mondelez International, Inc., Class A	7,835	572,504
PepsiCo, Inc.	6,711	1,109,597
Procter & Gamble Co.	10,629	1,689,373
Sysco Corp.	4,198	339,912
Target Corp.	2,558	391,169
Tyson Foods, Inc., Class A	33	1,790

(Cost $9,420,714)		9,184,305

Financials — 12.4%
Aflac, Inc.	2,582	208,471
Allstate Corp.	791	126,180
American Express Co.	2,736	600,333
American International Group, Inc.	2,793	203,582
Ameriprise Financial, Inc.	424	172,721
Aon PLC, Class A	966	305,246
Apollo Global Management, Inc.	2,109	235,786
Arch Capital Group Ltd.*	1,705	149,341
Ares Management Corp., Class A	1,113	147,617
Arthur J Gallagher & Co.	1,043	254,419
Bank of America Corp.	29,572	1,020,825
Bank of New York Mellon Corp.	4,021	225,538
BlackRock, Inc.	670	543,598
Block, Inc.*	3,039	241,509
Capital One Financial Corp.	1,194	164,306
Cboe Global Markets, Inc.	672	129,024
Charles Schwab Corp.	6,477	432,534
Chubb Ltd.	1,817	457,284
Cincinnati Financial Corp.	865	98,610
Citigroup, Inc.	8,649	479,933
Citizens Financial Group, Inc.	1,527	47,933
CME Group, Inc.	1,739	383,189
Coinbase Global, Inc., Class A*	847	172,415

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Discover Financial Services	1,384	$167,049
Everest Group Ltd.	99	36,519
Fidelity National Financial, Inc.	688	34,799
Fidelity National Information Services, Inc.	3,285	227,289
Fifth Third Bancorp	2,764	94,916
Fiserv, Inc.*	2,900	432,883
FleetCor Technologies, Inc.*	468	130,698
Franklin Resources, Inc.	2,641	72,496
Global Payments, Inc.	1,465	190,011
Globe Life, Inc.	604	76,666
Goldman Sachs Group, Inc.	1,509	587,077
Hartford Financial Services Group, Inc.	1,080	103,507
Huntington Bancshares, Inc.	9,447	123,189
Interactive Brokers Group, Inc., Class A	977	106,219
Intercontinental Exchange, Inc.	2,725	377,195
JPMorgan Chase & Co.	12,340	2,295,980
KeyCorp	3,844	54,854
KKR & Co., Inc.	3,396	333,691
M&T Bank Corp.	656	91,669
Markel Group, Inc.*	58	86,564
Marsh & McLennan Cos., Inc.	2,187	442,365
Mastercard, Inc., Class A	3,608	1,712,934
MetLife, Inc.	2,222	154,962
Moody’s Corp.	798	302,777
Morgan Stanley	5,896	507,292
MSCI, Inc.	419	235,046
Nasdaq, Inc.	2,336	131,283
Northern Trust Corp.	1,407	115,557
PayPal Holdings, Inc.*	5,316	320,767
PNC Financial Services Group, Inc.	1,794	264,077
Principal Financial Group, Inc.	906	73,259
Progressive Corp.	2,429	460,441
Prudential Financial, Inc.	1,232	134,276
Raymond James Financial, Inc.	1,214	146,069
Regions Financial Corp.	2,623	48,867
Rocket Cos., Inc., Class A*	4,387	55,101
S&P Global, Inc.	1,461	625,863
State Street Corp.	1,865	137,506
Synchrony Financial	2,681	110,725
T. Rowe Price Group, Inc.	1,349	152,909
Travelers Cos., Inc.	907	200,411
Truist Financial Corp.	5,592	195,608
US Bancorp	6,210	260,572
Visa, Inc., Class A	6,770	1,913,473
W.R. Berkley Corp.	1,024	85,606
Wells Fargo & Co.	15,339	852,695
Willis Towers Watson PLC	576	157,023

(Cost $17,834,832)		22,221,129

Health Care — 17.6%
Abbott Laboratories	8,847	1,049,608
AbbVie, Inc.	8,526	1,501,002
Agilent Technologies, Inc.	2,729	374,856
Align Technology, Inc.*	947	286,392
Alnylam Pharmaceuticals, Inc.*	1,522	229,959
Amgen, Inc.	2,863	783,975

	Number of Shares	Value
Health Care (Continued)
Avantor, Inc.*	9,820	$241,965
Baxter International, Inc.	6,452	264,016
Becton Dickinson and Co.	1,988	468,274
Biogen, Inc.*	1,379	299,229
BioMarin Pharmaceutical, Inc.*	2,902	250,385
Boston Scientific Corp.*	9,325	617,408
Bristol-Myers Squibb Co.	12,378	628,184
Cardinal Health, Inc.	373	41,769
Cencora, Inc.	1,227	289,081
Centene Corp.*	1,880	147,448
Cigna Group	1,212	407,402
Cooper Cos., Inc.	2,792	261,331
CVS Health Corp.	7,703	572,872
Danaher Corp.	3,618	915,861
Dexcom, Inc.*	3,146	362,010
Edwards Lifesciences Corp.*	5,051	428,678
Elevance Health, Inc.	1,001	501,751
Eli Lilly & Co.	3,827	2,884,333
GE HealthCare Technologies, Inc.	3,779	344,947
Gilead Sciences, Inc.	7,573	546,013
HCA Healthcare, Inc.	907	282,712
Henry Schein, Inc.*	2,774	212,128
Hologic, Inc.*	3,583	264,425
Humana, Inc.	616	215,797
IDEXX Laboratories, Inc.*	693	398,634
Illumina, Inc.*	2,073	289,868
Incyte Corp.*	3,728	217,566
Intuitive Surgical, Inc.*	1,969	759,246
IQVIA Holdings, Inc.*	897	221,703
Johnson & Johnson	11,211	1,809,231
Laboratory Corp. of America Holdings	543	117,196
McKesson Corp.	798	416,085
Medtronic PLC	7,778	648,374
Merck & Co., Inc.	12,201	1,551,357
Mettler-Toledo International, Inc.*	256	319,288
Moderna, Inc.*	3,085	284,560
Pfizer, Inc.	30,221	802,670
Quest Diagnostics, Inc.	649	81,054
Regeneron Pharmaceuticals, Inc.*	649	626,993
ResMed, Inc.	1,697	294,803
Royalty Pharma PLC, Class A	8,459	256,646
STERIS PLC	1,266	294,864
Stryker Corp.	1,935	675,451
Thermo Fisher Scientific, Inc.	1,953	1,113,562
UnitedHealth Group, Inc.	3,912	1,930,963
Veeva Systems, Inc., Class A*	873	196,870
Vertex Pharmaceuticals, Inc.*	1,538	647,098
Viatris, Inc.	19,779	244,666
Waters Corp.*	870	293,555
West Pharmaceutical Services, Inc.	825	295,647
Zimmer Biomet Holdings, Inc.	2,440	303,438
Zoetis, Inc.	2,895	574,165

(Cost $28,496,965)		31,339,364

Industrials — 4.9%
A O Smith Corp.	6	497
Automatic Data Processing, Inc.	1,940	487,192

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Broadridge Financial Solutions, Inc.	698	$142,099
C.H. Robinson Worldwide, Inc.	43	3,185
Carrier Global Corp.	16	889
Cintas Corp.	441	277,217
Copart, Inc.*	7,826	415,952
Deere & Co.	1,346	491,357
Delta Air Lines, Inc.	4,406	186,242
Dover Corp.	1,148	189,856
Equifax, Inc.	691	189,051
Expeditors International of Washington, Inc.	1,657	198,177
Fastenal Co.	5,370	392,064
FedEx Corp.	1,482	368,973
Ferguson PLC	1,782	376,804
JB Hunt Transport Services, Inc.	1,242	256,237
Johnson Controls International PLC	2,854	169,157
Masco Corp.	2,014	154,595
Old Dominion Freight Line, Inc.	873	386,285
Otis Worldwide Corp.	3,361	320,303
PACCAR, Inc.	155	17,188
Paychex, Inc.	1,764	216,302
Paycom Software, Inc.	462	84,264
Rollins, Inc.	2,351	103,609
Snap-on, Inc.	707	194,892
Southwest Airlines Co.	5,120	175,462
SS&C Technologies Holdings, Inc.	1,640	104,566
Stanley Black & Decker, Inc.	1,351	120,631
Trane Technologies PLC	5	1,410
TransUnion	1,466	113,806
Uber Technologies, Inc.*	10,383	825,448
United Airlines Holdings, Inc.*	2,298	104,536
United Parcel Service, Inc., Class B	4,057	601,491
Verisk Analytics, Inc.	813	196,665
W.W. Grainger, Inc.	265	257,967
Waste Management, Inc.	2,596	533,867
Westinghouse Air Brake Technologies Corp.	838	118,401

(Cost $7,232,493)		8,776,637

Information Technology — 36.0%
Accenture PLC, Class A	2,792	1,046,386
Adobe, Inc.*	1,972	1,104,872
Advanced Micro Devices, Inc.*	7,874	1,515,981
Akamai Technologies, Inc.*	1,042	115,579
Amdocs Ltd.	1,051	95,851
Analog Devices, Inc.	3,136	601,548
Apple, Inc.	79,474	14,364,925
Applied Materials, Inc.	4,602	927,855
Arista Networks, Inc.*	1,765	489,858
Atlassian Corp., Class A*	856	177,552
Autodesk, Inc.*	1,107	285,794
Broadcom, Inc.	2,101	2,732,330
Cadence Design Systems, Inc.*	1,319	401,477
CDW Corp.	712	175,302
Cisco Systems, Inc.	20,562	994,584
Cloudflare, Inc., Class A*	1,813	178,653
Cognizant Technology Solutions Corp., Class A	2,757	217,858

	Number of Shares	Value
Information Technology (Continued)
Corning, Inc.	8,374	$269,978
Crowdstrike Holdings, Inc., Class A*	1,096	355,268
Datadog, Inc., Class A*	1,612	211,914
Enphase Energy, Inc.*	2,226	282,724
EPAM Systems, Inc.*	389	118,412
Fair Isaac Corp.*	144	182,867
Fortinet, Inc.*	3,625	250,524
Gartner, Inc.*	421	196,001
Gen Digital, Inc.	4,844	104,098
GLOBALFOUNDRIES, Inc.* (a)	3,344	182,816
HP, Inc.	6,400	181,312
HubSpot, Inc.*	283	175,123
Intel Corp.	21,302	917,051
Intuit, Inc.	1,212	803,423
Keysight Technologies, Inc.*	1,889	291,473
KLA Corp.	913	622,940
Lam Research Corp.	807	757,168
Marvell Technology, Inc.	5,454	390,834
Microchip Technology, Inc.	4,387	369,122
Micron Technology, Inc.	6,718	608,718
Microsoft Corp.	28,702	11,872,295
MongoDB, Inc.*	421	188,431
Motorola Solutions, Inc.	1,305	431,159
NetApp, Inc.	3,119	277,965
NVIDIA Corp.	13,318	10,536,136
Okta, Inc.*	1,242	133,267
ON Semiconductor Corp.*	3,745	295,555
Oracle Corp.	6,981	779,638
Palo Alto Networks, Inc.*	1,455	451,850
QUALCOMM, Inc.	6,011	948,476
Salesforce, Inc.*	4,073	1,257,824
Seagate Technology Holdings PLC	2,593	241,279
ServiceNow, Inc.*	922	711,175
Skyworks Solutions, Inc.	2,343	245,828
Snowflake, Inc., Class A*	1,397	263,027
Splunk, Inc.*	945	147,628
Synopsys, Inc.*	729	418,249
TE Connectivity Ltd.	2,732	392,206
Teradyne, Inc.	2,192	227,069
Texas Instruments, Inc.	4,854	812,220
Twilio, Inc., Class A*	1,433	85,392
Unity Software, Inc.*	2,410	70,661
VeriSign, Inc.*	623	121,666
Western Digital Corp.*	2,560	152,243
Workday, Inc., Class A*	1,049	309,098
Zoom Video Communications, Inc., Class A*	1,747	123,565
Zscaler, Inc.*	596	144,214

(Cost $44,333,213)		64,336,287

Materials — 1.8%
Ball Corp.	3,403	217,860
Corteva, Inc.	6,601	353,286
CRH PLC	3,492	294,411
Ecolab, Inc.	1,984	446,083
International Flavors & Fragrances, Inc.	2,947	222,498
International Paper Co.	93	3,288

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Martin Marietta Materials, Inc.	482	$278,456
Mosaic Co.	3,419	106,536
Nucor Corp.	413	79,420
Packaging Corp. of America	1,211	219,421
PPG Industries, Inc.	1,879	266,066
Sherwin-Williams Co.	1,511	501,697
Southern Copper Corp.	2,346	189,698

(Cost $2,697,724)		3,178,720

Real Estate — 4.7%
Alexandria Real Estate Equities, Inc. REIT	2,157	269,043
American Tower Corp. REIT	2,849	566,552
AvalonBay Communities, Inc. REIT	1,672	295,994
CBRE Group, Inc., Class A*	8	735
CoStar Group, Inc.*	2,310	201,039
Crown Castle, Inc. REIT	3,559	391,276
Digital Realty Trust, Inc. REIT	2,645	388,312
Equinix, Inc. REIT	623	553,735
Equity Residential REIT	4,672	281,301
Essex Property Trust, Inc. REIT	1,066	246,672
Extra Space Storage, Inc. REIT	2,124	299,420
Healthpeak Properties, Inc. REIT	11,962	200,364
Invitation Homes, Inc. REIT	8,213	279,817
Iron Mountain, Inc. REIT	4,129	324,705
Mid-America Apartment Communities, Inc. REIT	1,918	241,054
Prologis, Inc. REIT	5,296	705,798
Public Storage REIT	1,328	376,979
Realty Income Corp. REIT	6,230	324,645
SBA Communications Corp. REIT	1,269	265,513
Simon Property Group, Inc. REIT	2,681	397,163
UDR, Inc. REIT	6,443	228,727
Ventas, Inc. REIT	5,707	241,349
VICI Properties, Inc. REIT	10,576	316,540
Welltower, Inc. REIT	4,503	414,997

	Number of Shares	Value
Real Estate (Continued)
Weyerhaeuser Co. REIT	7,936	$272,840
WP Carey, Inc. REIT	3,893	219,293

(Cost $8,440,953)		8,303,863

Utilities — 1.0%
American Water Works Co., Inc.	7,354	871,743
Edison International	13,067	888,818

(Cost $1,908,798)		1,760,561

TOTAL COMMON STOCKS (Cost $141,906,111)		177,563,478

EXCHANGE-TRADED FUNDS — 0.3%
iShares Paris-Aligned Climate MSCI USA ETF (a)	4,800	268,512
Vanguard Mid-Cap ETF (a)	300	72,168
Xtrackers MSCI USA Climate Action Equity ETF (b)	3,400	108,621

(Cost $401,470)		449,301

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $388,400)	388,400	388,400

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c) (Cost $267,018)	267,018	267,018

TOTAL INVESTMENTS — 100.1% (Cost $142,962,999)		$178,668,197
Other assets and liabilities, net — (0.1%)		(199,256)

NET ASSETS — 100.0%		$178,468,941

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI USA Climate Action Equity ETF (b)
—	101,335		—	—	7,286	—	—	3,400	108,621

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
67,850	320,550	(e)	—	—	—	3,446	—	388,400	388,400

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (c)
334,935	2,297,032		(2,364,949)	—	—	11,026	—	267,018	267,018

402,785	2,718,917		(2,364,949)	—	7,286	14,472	—	658,818	764,039

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $382,806, which is 0.2% of net assets.

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 29, 2024 (Unaudited)

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	1	$211,422	$225,040	3/15/2024	$13,618
Micro E-Mini S&P 500 Futures	USD	7	176,012	178,631	3/15/2024	2,619

Total unrealized appreciation						$16,237

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$177,563,478	$—	$—	$177,563,478
Exchange-Traded Funds	449,301	—	—	449,301
Short-Term Investments (a)	655,418	—	—	655,418
Derivatives (b)
Futures Contracts	16,237	—	—	16,237

TOTAL	$178,684,434	$—	$—	$178,684,434

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Australia — 5.7%
BHP Group Ltd.	14,400	$411,912
Rio Tinto Ltd.	1,982	159,748

(Cost $574,453)		571,660

Brazil — 5.1%
Petroleo Brasileiro SA, ADR	7,393	122,132
Suzano SA, ADR	7,374	83,695
Vale SA, ADR	22,912	307,250

(Cost $524,769)		513,077

Canada — 20.3%
Agnico Eagle Mines Ltd.	5,503	264,084
Barrick Gold Corp.	16,094	234,822
Cenovus Energy, Inc.	18,240	318,042
First Quantum Minerals Ltd.	5,296	50,174
Franco-Nevada Corp.	1,119	117,225
Imperial Oil Ltd.	880	55,096
Ivanhoe Mines Ltd., Class A*	10,289	109,463
Nutrien Ltd.	8,951	467,496
Teck Resources Ltd., Class B	7,185	276,255
Wheaton Precious Metals Corp.	3,359	138,511

(Cost $2,038,202)		2,031,168

Finland — 3.8%
Stora Enso OYJ, Class R	15,771	199,338
UPM-Kymmene OYJ	5,290	177,061

(Cost $369,860)		376,399

France — 4.8%
TotalEnergies SE (Cost $485,494)	7,525	480,366

Ireland — 1.9%
Smurfit Kappa Group PLC (Cost $188,069)	4,540	193,718

Israel — 0.2%
ICL Group Ltd. (Cost $23,051)	4,525	23,932

Italy — 0.7%
Eni SpA (Cost $69,755)	4,480	69,075

Japan — 1.4%
Nippon Steel Corp. (Cost $142,257)	5,800	143,963

Norway — 1.3%
Norsk Hydro ASA (Cost $129,794)	24,335	125,219

Singapore — 1.0%
Wilmar International Ltd. (Cost $96,136)	38,400	94,815

Switzerland — 5.3%
Glencore PLC	71,577	339,666

	Number of Shares	Value
Switzerland (Continued)
SIG Group AG*	9,475	$188,306

(Cost $528,506)		527,972

United Kingdom — 9.6%
Amcor PLC	21,218	192,235
Anglo American PLC	3,261	70,166
BP PLC	28,540	166,321
DS Smith PLC	34,250	139,549
Shell PLC	12,415	385,856

(Cost $960,916)		954,127

United States — 37.3%
Archer-Daniels-Midland Co.	1,133	60,174
Avery Dennison Corp.	269	58,246
CF Industries Holdings, Inc.	1,647	132,946
Chesapeake Energy Corp.	608	50,330
Chevron Corp.	2,400	364,824
Cleveland-Cliffs, Inc.*	5,119	106,475
ConocoPhillips	2,429	273,360
Corteva, Inc.	5,814	311,165
Darling Ingredients, Inc.*	3,680	155,701
Diamondback Energy, Inc.	323	58,954
Exxon Mobil Corp.	2,525	263,913
FMC Corp.	1,471	82,950
Freeport-McMoRan, Inc.	4,465	168,822
Graphic Packaging Holding Co.	3,887	100,868
Hess Corp.	574	83,660
Ingredion, Inc.	333	39,171
International Paper Co.	3,197	113,046
Marathon Petroleum Corp.	1,264	213,907
Mosaic Co.	4,575	142,557
Nucor Corp.	783	150,571
Phillips 66	656	93,486
Pioneer Natural Resources Co.	622	146,288
Reliance, Inc.	391	125,597
Schlumberger NV	3,217	155,478
Sealed Air Corp.	1,550	54,048
Silgan Holdings, Inc.	1,133	49,750
Westrock Co.	2,608	118,116
Weyerhaeuser Co. REIT	1,584	54,458

(Cost $3,728,355)		3,728,861

TOTAL COMMON STOCKS (Cost $9,859,617)		9,834,352

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $138,884)	138,884	138,884

TOTAL INVESTMENTS — 99.8% (Cost $9,998,501)		$9,973,236
Other assets and liabilities, net — 0.2%		20,236

NET ASSETS — 100.0%		$9,993,472

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

February 29, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 2/27/2024 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
—	2,632,403	(2,493,519)	—	—	382	—	138,884	138,884

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

Securities are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,834,352	$—	$—	$9,834,352
Short-Term Investments (a)	138,884	—	—	138,884

TOTAL	$9,973,236	$—	$—	$9,973,236

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA Climate Action Equity ETF
Assets
Investment in non-affiliated securities at value	$604,094,801	$48,170,097	$25,153,592	$1,996,273,191
Investment in DWS Government Money Market Series	—	15,377	32,554	3,285,510
Investment in DWS Government & Agency Securities Portfolio*	1,498,996	99,674	49,042	569,800
Foreign currency at value	2,567,687	36,776	10,140	—
Deposit with broker for futures contracts	78,869	7,338	1,611	251,900
Receivables:
Investment securities sold	21,755,982	384,732	436,168	30,399,950
Capital shares	439,743	—	—	11,168,603
Variation margin on futures contracts	464	136	10	—
Dividends	1,262,029	56,073	40,686	2,786,897
Interest	5,855	55	130	11,921
Affiliated securities lending income	1,941	22	3	2,575
Foreign tax reclaim	4,594	60,955	—	1,805

Total assets	$631,710,961	$48,831,235	$25,723,936	$2,044,752,152

Liabilities
Due to custodian	$12,871,670	$—	$—	$—
Payable upon return of securities loaned	1,498,996	99,674	49,042	569,800
Payables:
Investment securities purchased	9,340,118	424,201	463,078	17,800,823
Capital shares	1,342,142	—	—	23,897,932
Investment advisory fees	82,139	5,272	3,993	109,198
Variation margin on futures contracts	—	—	—	3,061
Deferred foreign tax	2,400,134	—	100,190	—

Total liabilities	27,535,199	529,147	616,303	42,380,814

Net Assets, at value	$604,175,762	$48,302,088	$25,107,633	$2,002,371,338

Net Assets Consist of
Paid-in capital	$722,372,464	$44,940,953	$29,794,589	$1,503,112,875
Distributable earnings (loss)	(118,196,702)	3,361,135	(4,686,956)	499,258,463

Net Assets, at value	$604,175,762	$48,302,088	$25,107,633	$2,002,371,338

Number of Common Shares outstanding	21,750,001	1,600,001	1,050,001	62,750,001

Net Asset Value	$27.78	$30.19	$23.91	$31.91

Investment in non-affiliated securities at cost	$629,778,357	$42,211,285	$25,747,090	$1,651,469,309

Value of securities loaned	$1,379,004	$96,283	$46,312	$551,889

Investment in DWS Government Money Market Series at cost	$—	$15,377	$32,554	$3,285,510

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,498,996	$99,674	$49,042	$569,800

Foreign currency at cost	$2,567,622	$36,865	$14,344	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 29, 2024 (Unaudited)

	Xtrackers MSCI USA ESG Leaders Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers RREEF Global Natural Resources ETF
Assets
Investment in non-affiliated securities at value	$1,052,091,107	$177,904,158	$9,834,352
Investment in affiliated securities at value	—	108,621	—
Investment in DWS Government Money Market Series	2,185,111	267,018	138,884
Investment in DWS Government & Agency Securities Portfolio*	307,803	388,400	—
Foreign currency at value	—	—	30,695
Deposit with broker for futures contracts	174,055	18,436	—
Receivables:
Investment securities sold	3,716,157	—	32,814
Capital shares	—	—	17,339
Variation margin on futures contracts	—	1,866	—
Dividends	1,373,818	183,920	4,821
Interest	8,120	1,166	382
Affiliated securities lending income	2,932	1,909	—
Foreign tax reclaim	1,253	—	—

Total assets	$1,059,860,356	$178,875,494	$10,059,287

Liabilities
Payable upon return of securities loaned	$307,803	$388,400	$—
Payables:
Investment securities purchased	2,924,303	4,239	65,639
Investment advisory fees	73,774	13,914	176
Variation margin on futures contracts	21,726	—	—

Total liabilities	3,327,606	406,553	65,815

Net Assets, at value	$1,056,532,750	$178,468,941	$9,993,472

Net Assets Consist of
Paid-in capital	$889,703,694	$140,136,007	$10,013,980
Distributable earnings (loss)	166,829,056	38,332,934	(20,508)

Net Assets, at value	$1,056,532,750	$178,468,941	$9,993,472

Number of Common Shares outstanding	22,150,001	5,400,001	400,001

Net Asset Value	$47.70	$33.05	$24.98

Investment in non-affiliated securities at cost	$883,272,277	$142,206,246	$9,859,617

Investment in affiliated securities at cost	$—	$101,335	$—

Value of securities loaned	$296,015	$382,806	$—

Investment in DWS Government Money Market Series at cost	$2,185,111	$267,018	$138,884

Investment in DWS Government & Agency Securities Portfolio at cost*	$307,803	$388,400	$—

Foreign currency at cost	$—	$—	$30,676

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA Climate Action Equity ETF
Investment Income
Unaffiliated dividend income*	$4,352,167	$358,190	$188,284	$16,176,213
Affiliated dividend income	—	—	400	—
Income distributions from affiliated funds	108,404	763	1,011	92,937
Affiliated securities lending income	5,670	370	3	4,712
Affiliated other income (see note 6)	10,148	—	—	—
Unaffiliated securities lending income, net of borrower rebates	—	—	—	6,000

Total investment income	4,476,389	359,323	189,698	16,279,862

Expenses
Investment advisory fees	472,149	31,047	24,329	739,273
Other expenses	58	58	58	30

Total expenses	472,207	31,105	24,387	739,303

Less fees waived (see note 3):
Waiver	(1,844)	(18)	(31)	(1,842)

Net expenses	470,363	31,087	24,356	737,461

Net investment income (loss)	4,006,026	328,236	165,342	15,542,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(34,898,085)	(138,757)	(444,036)	(11,783,082)
Investments in affiliates	—	—	468	—
In-kind redemptions	4,755,980	—	—	162,690,143
Futures contracts	158,477	10,282	(199)	377,697
Foreign currency transactions	(415,997)	2,546	(26,907)	—

Net realized gain (loss)	(30,399,625)	(125,929)	(470,674)	151,284,758

Net change in unrealized appreciation (depreciation) on:
Investments***	60,910,601	3,996,509	894,914	121,448,490
Investments in affiliates	—	—	(31)	—
Futures contracts	36,368	5,934	1,030	64,746
Foreign currency translations	(5,851)	(211)	24,641	—

Net change in unrealized appreciation (depreciation)	60,941,118	4,002,232	920,554	121,513,236

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	30,541,493	3,876,303	449,880	272,797,994

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,547,519	$4,204,539	$615,222	$288,340,395

* Unaffiliated foreign tax withheld	$624,632	$32,041	$29,409	$—
** Including foreign taxes	$768,779	$—	$4,549	$—
*** Including change in deferred foreign taxes	$2,017,175	$—	$75,484	$—

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers MSCI USA ESG Leaders Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers RREEF Global Natural Resources ETF(1)
Investment Income
Unaffiliated dividend income*	$8,224,664	$1,148,555	$4,820
Income distributions from affiliated funds	88,004	11,026	382
Affiliated securities lending income	24,343	3,446	—
Affiliated other income (see note 6)	8,669	—	—
Unaffiliated securities lending income, net of borrower rebates	—	1,139	—

Total investment income	8,345,680	1,164,166	5,202

Expenses
Investment advisory fees	568,533	78,003	184
Other expenses	58	58	—

Total expenses	568,591	78,061	184

Less fees waived (see note 3):
Waiver	(58,597)	(228)	(8)

Net expenses	509,994	77,833	176

Net investment income (loss)	7,835,686	1,086,333	5,026

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,498,927)	(331,179)	(193)
In-kind redemptions	83,683,455	3,212,238	—
Futures contracts	328,101	52,310	—
Foreign currency transactions	—	—	(87)

Net realized gain (loss)	81,512,629	2,933,369	(280)

Net change in unrealized appreciation (depreciation) on:
Investments	57,222,483	19,287,076	(25,265)
Investments in affiliates	—	7,286	—
Futures contracts	55,578	15,007	—
Foreign currency translations	—	—	11

Net change in unrealized appreciation (depreciation)	57,278,061	19,309,369	(25,254)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	138,790,690	22,242,738	(25,534)

Net Increase (Decrease) in Net Assets Resulting from Operations	$146,626,376	$23,329,071	$(20,508)

* Unaffiliated foreign tax withheld	$3,119	$—	$569

(1)	For the period February 27, 2024 (commencement of operations) through February 29, 2024.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,006,026	$11,115,481	$328,236	$1,044,986
Net realized gain (loss)	(30,399,625)	(18,487,055)	(125,929)	(735,306)
Net change in net unrealized appreciation (depreciation)	60,941,118	17,309,303	4,002,232	5,026,694

Net increase (decrease) in net assets resulting from operations	34,547,519	9,937,729	4,204,539	5,336,374

Distributions to Shareholders	(8,720,560)	(12,833,632)	(417,296)	(957,399)

Fund Shares Transactions
Proceeds from shares sold	326,530,249	2,359,527	1,331,290	13,833,465
Value of shares redeemed	(240,426,282)	—	—	(4,135,077)

Net increase (decrease) in net assets resulting from fund share transactions	86,103,967	2,359,527	1,331,290	9,698,388

Total net increase (decrease) in Net Assets	111,930,926	(536,376)	5,118,533	14,077,363

Net Assets
Beginning of period	492,244,836	492,781,212	43,183,555	29,106,192

End of period	$604,175,762	$492,244,836	$48,302,088	$43,183,555

Changes in Shares Outstanding
Shares outstanding, beginning of period	18,400,001	18,300,001	1,550,001	1,200,001
Shares sold	12,100,000	100,000	50,000	500,000
Shares redeemed	(8,750,000)	—	—	(150,000)

Shares outstanding, end of period	21,750,001	18,400,001	1,600,001	1,550,001

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA Climate Action Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period April 4, 2023(1) to August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$165,342	$539,869	$15,542,401	$13,732,996
Net realized gain (loss)	(470,674)	(1,939,343)	151,284,758	24,723,533
Net change in net unrealized appreciation (depreciation)	920,554	1,411,821	121,513,236	223,498,580

Net increase (decrease) in net assets resulting from operations	615,222	12,347	288,340,395	261,955,109

Distributions to Shareholders	(494,593)	(495,191)	(20,927,635)	(6,700,040)

Fund Shares Transactions
Proceeds from shares sold	—	4,573,005	367,790,930	2,206,770,268
Value of shares redeemed	—	(2,277,610)	(907,956,805)	(186,900,909)

Net increase (decrease) in net assets resulting from fund share transactions	—	2,295,395	(540,165,875)	2,019,869,359

Total net increase (decrease) in Net Assets	120,629	1,812,551	(272,753,115)	2,275,124,428

Net Assets
Beginning of period	24,987,004	23,174,453	2,275,124,453	25

End of period	$25,107,633	$24,987,004	$2,002,371,338	$2,275,124,453

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,050,001	950,001	81,100,001	1
Shares sold	—	200,000	12,800,000	88,350,000
Shares redeemed	—	(100,000)	(31,150,000)	(7,250,000)

Shares outstanding, end of period	1,050,001	1,050,001	62,750,001	81,100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI USA ESG Leaders Equity ETF		Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$7,835,686	$36,167,624	$1,086,333	$1,476,161
Net realized gain (loss)	81,512,629	502,735,282	2,933,369	1,416,539
Net change in net unrealized appreciation (depreciation)	57,278,061	(225,613,355)	19,309,369	14,860,113

Net increase (decrease) in net assets resulting from operations	146,626,376	313,289,551	23,329,071	17,752,813

Distributions to Shareholders	(9,442,729)	(41,345,101)	(1,135,554)	(1,268,208)

Fund Shares Transactions
Proceeds from shares sold	63,685,161	240,179,457	16,494,603	64,054,316
Value of shares redeemed	(427,228,149)	(2,288,923,620)	(8,115,143)	(8,280,393)

Net increase (decrease) in net assets resulting from fund share transactions	(363,542,988)	(2,048,744,163)	8,379,460	55,773,923

Total net increase (decrease) in Net Assets	(226,359,341)	(1,776,799,713)	30,572,977	72,258,528

Net Assets
Beginning of period	1,282,892,091	3,059,691,804	147,895,964	75,637,436

End of period	$1,056,532,750	$1,282,892,091	$178,468,941	$147,895,964

Changes in Shares Outstanding
Shares outstanding, beginning of period	30,650,001	85,300,001	5,100,001	3,000,001
Shares sold	1,500,000	6,650,000	550,000	2,400,000
Shares redeemed	(10,000,000)	(61,300,000)	(250,000)	(300,000)

Shares outstanding, end of period	22,150,001	30,650,001	5,400,001	5,100,001

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

Xtrackers RREEF Global Natural Resources ETF
For the Period February 27, 2024(1) to February 29, 2024 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,026
Net realized gain (loss)	(280)
Net change in net unrealized appreciation (depreciation)	(25,254)

Net increase (decrease) in net assets resulting from operations	(20,508)

Fund Shares Transactions
Proceeds from shares sold	10,013,955
Value of shares redeemed	—

Net increase (decrease) in net assets resulting from fund share transactions	10,013,955

Total net increase (decrease) in Net Assets	9,993,447

Net Assets
Beginning of period	25

End of period	$9,993,472

Changes in Shares Outstanding
Shares outstanding, beginning of period	1
Shares sold	400,000
Shares redeemed	—

Shares outstanding, end of period	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	65

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2019(a)
			2023	2022	2021	2020
Net Asset Value, beginning of period	$26.75		$26.93	$34.69	$27.90	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.60	0.70	0.57	0.68	0.60
Net realized and unrealized gain (loss)	1.15		(0.08)	(7.88)	6.86	2.53	0.27

Total from investment operations	1.32		0.52	(7.18)	7.43	3.21	0.87

Less distributions from:
Net investment income	(0.29)		(0.70)	(0.58)	(0.64)	(0.73)	(0.45)

Total distributions	(0.29)		(0.70)	(0.58)	(0.64)	(0.73)	(0.45)

Net Asset Value, end of period	$27.78		$26.75	$26.93	$34.69	$27.90	$25.42

Total Return (%)(c)	4.95	**	2.01	(20.81)	26.80	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	604		492	493	496	8	8
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.16	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.16	0.16	0.16	*
Ratio of net investment income (loss) (%)	1.27	*	2.30	2.30	1.97	2.61	3.17	*
Portfolio turnover rate (%)(d)	37	**	16	33	17	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2019(e)
			2023	2022	2021	2020
Net Asset Value, beginning of period	$27.86		$24.26	$31.79	$25.96	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.78	0.85	0.72	0.59	0.78
Net realized and unrealized gain (loss)	2.38		3.51	(7.57)	5.80	1.83	(1.01)

Total from investment operations	2.59		4.29	(6.72)	6.52	2.42	(0.23)

Less distributions from:
Net investment income	(0.26)		(0.69)	(0.81)	(0.69)	(0.56)	(0.66)
Net realized gains	—		—	—	—	—	(0.01)

Total distributions	(0.26)		(0.69)	(0.81)	(0.69)	(0.56)	(0.67)

Net Asset Value, end of period	$30.19		$27.86	$24.26	$31.79	$25.96	$24.10

Total Return (%)(c)	9.33	**	17.79	(21.40)	25.28	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	48		43	29	19	12	7
Ratio of expenses before fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	0.14	*
Ratio of net investment income (loss) (%)	1.48	*	2.92	3.04	2.45	2.39	3.25	*
Portfolio turnover rate (%)(d)	3	**	25	22	22	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	66

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,					Period Ended 8/31/2019(a)
			2023	2022	2021	2020
Net Asset Value, beginning of period	$23.80		$24.39	$33.60	$28.57	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.53	0.64	0.49	0.86		0.50
Net realized and unrealized gain (loss)	0.42		(0.65)	(9.14)	4.77	4.07		(0.53)

Total from investment operations	0.58		(0.12)	(8.50)	5.26	4.93		(0.03)

Less distributions from:
Net investment income	(0.47)		(0.47)	(0.71)	(0.23)	(1.06)		(0.27)
Net realized gains	—		—	—	—	(0.00	)(c)	—

Total distributions	(0.47)		(0.47)	(0.71)	(0.23)	(1.06)		(0.27)

Net Asset Value, end of period	$23.91		$23.80	$24.39	$33.60	$28.57		$24.70

Total Return (%)(d)	2.51	**	(0.51)	(25.55)	18.43	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	25		25	23	25	9		7
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20		0.20	*
Ratio of net investment income (loss) (%)	1.36	*	2.21	2.22	1.48	3.38		2.68	*
Portfolio turnover rate (%)(e)	3	**	23	24	26	17		16	**

Xtrackers MSCI USA Climate Action Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Period Ended 8/31/2023(f)
Net Asset Value, beginning of period	$28.05		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.17
Net realized and unrealized gain (loss)	3.91		2.96

Total from investment operations	4.12		3.13

Less distributions from:
Net investment income	(0.22)		(0.08)
Net realized gains	(0.04)		—

Total distributions	(0.26)		(0.08)

Net Asset Value, end of period	$31.91		$28.05

Total Return (%)(d)	14.78	**	12.55 **

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,002		2,275
Ratio of expenses before fee waiver (%)	0.07	*	0.07 *
Ratio of expenses after fee waiver (%)	0.07	*	0.07 *
Ratio of net investment income (loss) (%)	1.47	*	1.57 *
Portfolio turnover rate (%)(e)	16	**	7 **

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	67

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,						Period Ended 8/31/2019(a)
			2023		2022		2021	2020
Net Asset Value, beginning of period	$41.86		$35.87		$41.89		$31.84	$26.69	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.29		0.57		0.53		0.50	0.51	0.24
Net realized and unrealized gain (loss)	5.92		6.04		(6.04)		10.05	5.10	1.57

Total from investment operations	6.21		6.61		(5.51)		10.55	5.61	1.81

Less distributions from:
Net investment income	(0.37)		(0.62)		(0.51)		(0.50)	(0.46)	(0.12)

Total distributions	(0.37)		(0.62)		(0.51)		(0.50)	(0.46)	(0.12)

Net Asset Value, end of period	$47.70		$41.86		$35.87		$41.89	$31.84	$26.69

Total Return (%)(c)	14.96	**	18.68		(13.29)		33.48	21.42	7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,057		1,283		3,060		3,889	2,666	1,341
Ratio of expenses before fee waiver (%)	0.10	*	0.10		0.10		0.10	0.10	0.10	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09		0.09		0.09	0.09	0.10	*
Ratio of net investment income (loss) (%)	1.38	*	1.56		1.32		1.39	1.83	1.89	*
Portfolio turnover rate (%)(d)	1	**	6		6		12	9	5	**

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Year Ended 8/31/2023		Period Ended 8/31/2022(e)
Net Asset Value, beginning of period	$29.00		$25.21		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.39		0.07
Net realized and unrealized gain (loss)	4.06		3.74		0.14

Total from investment operations	4.27		4.13		0.21

Less distributions from:
Net investment income	(0.22)		(0.34)		—
Net realized gains	—		(0.00	)(f)	—

Total distributions	(0.22)		(0.34)		—

Net Asset Value, end of period	$33.05		$29.00		$25.21

Total Return (%)(c)	14.80	**	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	178		148		76
Ratio of expenses before fee waiver (%)	0.10	*	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.10	*	0.10		0.10	*
Ratio of net investment income (loss) (%)	1.39	*	1.49		1.50	*
Portfolio turnover rate (%)(d)	5	**	8		11	**

(a)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(f)	Amount represents less than $0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	68

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers RREEF Global Natural Resources ETF Selected Per Share Data	Period Ended 2/29/2024(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.02
Net realized and unrealized gain (loss)	(0.04)

Total from investment operations	(0.02)

Net Asset Value, end of period	$24.98

Total Return (%)(c)	(0.07	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10
Ratio of expenses before fee waiver (%)	0.45	*
Ratio of expenses after fee waiver (%)	0.43	*
Ratio of net investment income (loss) (%)	0.10	**
Portfolio turnover rate (%)(d)	1	**

(a)	For the period February 27, 2024 (commencement of operations) through February 29, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2024, the Trust consists of forty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA Climate Action Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Xtrackers RREEF Global Natural Resources ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except Xtrackers RREEF Global Natural Resources ETF which offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers RREEF Global Natural Resources ETF which lots consists of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each of the following Funds is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”) is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

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The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers RREEF Global Resources ETF “NRES” seeks total return from both capital appreciation and current income. NRES is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, NRES invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported

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amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

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Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2024, the Funds did not incur any interest or penalties.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$36,954,462	$17,646,907	$54,601,369
Xtrackers MSCI EAFE ESG Leaders Equity ETF	564,063	1,075,552	1,639,615
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	883,141	1,690,761	2,573,902
Xtrackers MSCI USA ESG Leaders Equity ETF	16,442,851	48,838,132	65,280,983
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	327,541	145,797	473,338

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As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$585,327,607	$(94,253,323)	$30,786,427	$(125,039,750)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	41,969,941	1,022,418	3,464,406	(2,441,988)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	27,678,329	(2,528,641)	1,978,563	(4,507,204)
Xtrackers MSCI USA Climate Action Equity ETF	2,050,985,369	222,033,739	273,621,602	(51,587,863)
Xtrackers MSCI USA ESG Leaders Equity ETF	1,189,746,928	91,391,193	172,814,725	(81,423,532)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	131,638,257	16,196,671	20,425,088	(4,228,417)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 29, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations he books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified

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amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29, 2024, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.11% annualized effective rate as of February 29, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 29, 2024

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$1,498,996	$—	$—	$—	$1,498,996

Gross amount of recognized liabilities for securities lending transactions					$1,498,996

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$52,424	$—	$—	$—	$52,424
Exchange-Traded Funds	47,250	—	—	—	47,250

Total Borrowings	$99,674	$—	$—	$—	$99,674

Gross amount of recognized liabilities for securities lending transactions					$99,674

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$49,042	$—	$—	$—	$49,042

Gross amount of recognized liabilities for securities lending transactions					$49,042

Xtrackers MSCI USA Climate Action Equity ETF
Common Stocks	$569,800	$—	$—	$—	$569,800

Gross amount of recognized liabilities for securities lending transactions					$569,800

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$307,803	$—	$—	$—	$307,803

Gross amount of recognized liabilities for securities lending transactions					$307,803

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Common Stocks	$157,366	$—	$—	$—	$157,366
Exchange-Traded Funds	231,034	—	—	—	231,034

Total Borrowings	$388,400	$—	$—	$—	$388,400

Gross amount of recognized liabilities for securities lending transactions					$388,400

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Derivatives

Futures Contracts Each Fund may enter into futures contracts. For each fund, except, Xtrackers RREEF Global Natural Resources ETF, these futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. For Xtrackers RREEF Global Natural Resources ETF these futures will be used for liquidity purposes. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 29, 2024, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 29, 2024 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$6,620

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$7,589	Unrealized depreciation on futures contracts*	$—

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,565	Unrealized depreciation on futures contracts*	$—

Xtrackers MSCI USA Climate Action Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$207,934	Unrealized depreciation on futures contracts*	$—

Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$167,845	Unrealized depreciation on futures contracts*	$—

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$16,237	Unrealized depreciation on futures contracts*	$—
*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 29, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$158,477
Xtrackers MSCI EAFE ESG Leaders Equity ETF	10,282
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(199)
Xtrackers MSCI USA Climate Action Equity ETF	377,697
Xtrackers MSCI USA ESG Leaders Equity ETF	328,101
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	52,310

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$36,368
Xtrackers MSCI EAFE ESG Leaders Equity ETF	5,934
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	1,030
Xtrackers MSCI USA Climate Action Equity ETF	64,746
Xtrackers MSCI USA ESG Leaders Equity ETF	55,578
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	15,007

For the period ended February 29, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,712,913
Xtrackers MSCI EAFE ESG Leaders Equity ETF	184,658
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	49,089
Xtrackers MSCI USA Climate Action Equity ETF	6,554,303
Xtrackers MSCI USA ESG Leaders Equity ETF	3,770,711
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	461,327

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF. The Sub-Advisor is responsible for day-to-day management of the Fund, subject to supervision of the Advisor.

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For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA Climate Action Equity ETF	0.07%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%
Xtrackers RREEF Global Natural Resources ETF	0.45%

The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at nine basis points of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the period ended February 29, 2024, the Advisor waived $56,853 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 29, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,844
Xtrackers MSCI EAFE ESG Leaders Equity ETF	18
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	31
Xtrackers MSCI USA Climate Action Equity ETF	1,842
Xtrackers MSCI USA ESG Leaders Equity ETF	1,744
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	228
Xtrackers RREEF Global Natural Resources ETF	8

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 29, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$480
Xtrackers Emerging Markets ESG Leaders Equity ETF	—
Xtrackers MSCI USA ESG Leaders Equity ETF	1,937

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4. Investment Portfolio Transactions

For the period ended February 29, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$332,011,150	$229,021,880
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,283,833	1,253,302
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	827,670	1,158,524
Xtrackers MSCI USA Climate Action Equity ETF	340,185,858	345,899,411
Xtrackers MSCI USA ESG Leaders Equity ETF	12,699,015	12,357,079
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	8,234,169	8,157,213
Xtrackers RREEF Global Natural Resources ETF	2,512,544	32,654

For the period ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$55,195,999	$77,243,657
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,295,474	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	—	—
Xtrackers MSCI USA Climate Action Equity ETF	367,792,421	904,382,344
Xtrackers MSCI USA ESG Leaders Equity ETF	63,616,293	427,114,037
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	16,487,652	8,150,476
Xtrackers RREEF Global Natural Resources ETF	7,379,920	—

5. Fund Share Transactions

As of February 29, 2024, here were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index or portfolio and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended February 29, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amounts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$6,765
Xtrackers MSCI USA ESG Leaders Equity ETF	5,779

Deutsche Bank AG	Amounts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,383
Xtrackers MSCI USA ESG Leaders Equity ETF	2,890

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments.

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Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at February 29, 2024.

9. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 29, 2024, there was one affiliated shareholder account for the fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers RREEF Global Natural Resources ETF	99%

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Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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Liquidity Risk Management (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2024, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Chinese securities as illiquid due to an extended Chinese and Taiwan holiday market closure in January 2023. The temporary reclassification of Chinese securities caused the Fund to exceed the 15% limit on illiquid investments. Because a notification to the Fund’s board of the anticipated extended holiday closure was made before the start of the holiday closure no filing on Form N-RN was required. Also, because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2024, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and

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has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14–15, 2024 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 14 and February 15, 2024.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the

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Contracts (Unaudited) (Continued)

Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

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Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers RREEF Global Natural Resources ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 14, 2023 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with DBX Advisors LLC (“DBX” or the “Advisor”) and the Investment Sub-Advisory Agreement between DBX and RREEF America L.L.C. (“RREEF” or the “Sub-Advisor”) with respect to Xtrackers RREEF Global Natural Resources ETF (the “Fund”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching its decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the anticipated profits to be realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

In reaching its decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the performance of RREEF with respect to its management of other funds, as well as RREEF’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services to be provided by RREEF from its relationship with the Fund; and (4) the extent to which economies of scale would be realized, and if the Fund’s’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

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Contracts (Unaudited) (Continued)

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly together with the Sub-Advisor, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising investment sub-advisors for certain of its currently managed funds and third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the

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Contracts (Unaudited) (Continued)

profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Advisor until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisor’s can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that RREEF would provide to the Fund, the Board reviewed in detail the nature, extent and quality of services to be provided by RREEF under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from the Sub-Advisor. The Board considered that these services include, among other things, furnishing a continuous target allocation representing RREEF’s recommendations as to the securities to be purchased, sold or retained by the Fund, which RREEF continually reviews and adjusts as necessary on an ongoing daily basis.

The Board also considered RREEF’s operational capabilities and resources, and its experience in serving as an investment sub-advisor to funds with similar strategies. The Board considered the professional experience, qualifications and performance of RREEF’s senior management and key professional personnel, as well as RREEF’s depth and breadth of experience in managing investment portfolios with similar strategies and their techniques for implementing such strategies. In addition, the Board considered RREEF’s operational capabilities and resources.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by RREEF under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to RREEF.

RREEF’s Financial Resources. The Board considered RREEF’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that RREEF has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board considered that the fee to be paid to RREEF in respect of the Fund would be paid by the Advisor and not the Fund. Based on its review, the Board concluded that the fees agreed upon with RREEF are reasonable in light of the nature and quality of investment advisory services rendered for the Fund. The Board reached its conclusion based in part on the aggregate fees paid by the Fund, the fact that the sub-advisory fee is paid by the Advisor and not the Fund, and fees paid by comparable funds to advisors.

Costs of Services and Profitability. The Board considered the anticipated expenses of RREEF in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Sub-Advisor at this time. The Board considered whether RREEF would benefit in other ways from its

88

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the RREEF related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Sub-Advisor until a new fund achieves scale.

Economies of Scale. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisor’s can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

89

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

90

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on a fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. EMSG, USCA, USNZ and NRES are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. There are special risks associated with natural resources investments, this means that the fund is more vulnerable to the price movements that particularly affect one or more of the various industries and sub-industries within the natural resources sector. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Nasdaq Stock Market, as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022 Sub-Advisor RREEF America L.L.C. 222 S. Riverside Plaza Chicago, IL 60606	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-094866-2 (4/24) DBX005919 (4/25)

February 29, 2024

Semi-Annual Report

DBX ETF Trust

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 Growth ESG ETF (SNPG)

Xtrackers S&P 500 Value ESG ETF (SNPV)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (42.0% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	9.6%
Apple, Inc.	8.3%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.0%
Alphabet, Inc.	4.8%
Eli Lilly & Co.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
UnitedHealth Group, Inc.	1.4%
Visa, Inc.	1.4%

Sector Diversification* as of February 29, 2024

Information Technology	32.9%
Health Care	12.8%
Financials	12.7%
Consumer Discretionary	11.9%
Communication Services	8.2%
Industrials	6.9%
Consumer Staples	5.7%
Energy	3.3%
Real Estate	2.3%
Materials	2.1%
Utilities	1.2%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P Growth ESG ETF (SNPG)

Xtrackers S&P 500 Growth ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Growth ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (62.5% of Net Assets)

Description	% of Net Assets
NVIDIA Corp.	11.2%
Amazon.com, Inc.	9.6%
Microsoft Corp.	8.8%
Alphabet, Inc.	8.0%
Apple, Inc.	7.8%
Eli Lilly & Co.	4.8%
Tesla, Inc.	4.1%
Advanced Micro Devices, Inc.	2.9%
Visa, Inc.	2.7%
Mastercard, Inc.	2.6%

Sector Diversification* as of February 29, 2024

Information Technology	40.5%
Consumer Discretionary	18.0%
Health Care	11.2%
Communication Services	8.0%
Financials	7.9%
Consumer Staples	5.0%
Industrials	4.6%
Energy	2.8%
Materials	1.4%
Real Estate	0.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P Value ESG ETF (SNPV)

Xtrackers S&P 500 Value ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (23.7% of Net Assets)

Description	% of Net Assets
JPMorgan Chase & Co.	5.2%
Walmart, Inc.	2.4%
Home Depot, Inc.	2.3%
Bank of America Corp.	2.3%
Procter & Gamble Co.	2.2%
Abbott Laboratories	2.0%
Walt Disney Co.	2.0%
Cisco Systems, Inc.	1.9%
Intel Corp.	1.7%
Comcast Corp.	1.7%

Sector Diversification* as of February 29, 2024

Financials	26.4%
Health Care	11.4%
Consumer Staples	11.3%
Industrials	10.6%
Consumer Discretionary	8.5%
Information Technology	8.3%
Communication Services	7.7%
Real Estate	5.8%
Materials	4.0%
Utilities	3.5%
Energy	2.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P ESG Dividend Aristocrats ETF (the “Fund”) using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P ESG High Yield Dividend Aristocrats Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (22.0% of Net Assets)

Description	% of Net Assets
Best Buy Co., Inc.	2.4%
Realty Income Corp.	2.4%
Amcor PLC	2.3%
Eversource Energy	2.3%
UGI Corp.	2.3%
T. Rowe Price Group, Inc.	2.2%
Edison International	2.1%
International Business Machines Corp.	2.0%
Chevron Corp.	2.0%
AbbVie, Inc.	2.0%

Sector Diversification* as of February 29, 2024

Consumer Staples	18.3%
Industrials	15.5%
Materials	12.6%
Utilities	11.5%
Consumer Discretionary	9.2%
Financials	8.4%
Health Care	7.6%
Information Technology	6.8%
Real Estate	6.1%
Energy	4.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (10.1% of Net Assets)

Description	% of Net Assets
Deckers Outdoor Corp.	1.4%
Carlisle Cos., Inc.	1.1%
Manhattan Associates, Inc.	1.0%
Saia, Inc.	1.0%
Lennox International, Inc.	1.0%
Williams-Sonoma, Inc.	1.0%
RPM International, Inc.	0.9%
EMCOR Group, Inc.	0.9%
Lincoln Electric Holdings, Inc.	0.9%
iShares ESG Screened S&P Mid-Cap ETF	0.9%

Sector Diversification* as of February 29, 2024

Industrials	23.7%
Consumer Discretionary	17.8%
Financials	16.5%
Health Care	9.7%
Information Technology	8.0%
Materials	6.8%
Real Estate	6.2%
Energy	4.3%
Consumer Staples	4.0%
Communication Services	1.5%
Utilities	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2024 (9.3% of Net Assets)

Description	% of Net Assets
Fabrinet	1.1%
Applied Industrial Technologies, Inc.	1.1%
Cytokinetics, Inc.	1.0%
Ensign Group, Inc.	1.0%
SPS Commerce, Inc.	1.0%
Abercrombie & Fitch Co.	0.9%
Meritage Homes Corp.	0.8%
Academy Sports & Outdoors, Inc.	0.8%
AAON, Inc.	0.8%
SPDR Portfolio S&P 600 Small Cap ETF	0.8%

Sector Diversification* as of February 29, 2024

Industrials	19.2%
Financials	18.2%
Consumer Discretionary	16.4%
Information Technology	12.3%
Health Care	10.1%
Real Estate	7.7%
Materials	5.4%
Energy	4.5%
Consumer Staples	3.1%
Communication Services	1.6%
Utilities	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,130.40	0.10%	$0.53
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	0.10%	$0.50
Xtrackers S&P 500 Growth ESG ETF
Actual	$1,000.00	$1,150.10	0.15%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75
Xtrackers S&P 500 Value ESG ETF
Actual	$1,000.00	$1,121.10	0.15%	$0.79
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75
Xtrackers S&P ESG Dividend Aristocrats ETF
Actual	$1,000.00	$1,043.10	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75
Xtrackers S&P MidCap 400 ESG ETF
Actual	$1,000.00	$1,081.80	0.15%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75
Xtrackers S&P SmallCap 600 ESG ETF
Actual	$1,000.00	$1,092.30	0.15%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

7

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 8.2%
Alphabet, Inc., Class A*	207,241	$28,694,589
Alphabet, Inc., Class C*	174,367	24,373,019
AT&T, Inc.	247,756	4,194,509
Charter Communications, Inc., Class A*	3,531	1,037,867
Comcast Corp., Class A	140,740	6,030,709
Electronic Arts, Inc.	8,606	1,200,365
Fox Corp., Class A	9,980	297,304
Fox Corp., Class B	4,659	127,563
Interpublic Group of Cos., Inc.	14,377	451,438
Match Group, Inc.*	9,232	332,721
Netflix, Inc.*	15,328	9,241,558
News Corp., Class A	13,322	358,095
News Corp., Class B	4,108	114,983
Omnicom Group, Inc.	7,081	625,890
Paramount Global, Class B	16,749	184,909
Verizon Communications, Inc.	145,862	5,837,397
Walt Disney Co.	63,479	7,082,987
Warner Bros Discovery, Inc.*	76,787	674,958

(Cost $90,567,972)		90,860,861

Consumer Discretionary — 11.8%
Amazon.com, Inc.*	318,018	56,212,862
Aptiv PLC*	9,419	748,716
Best Buy Co., Inc.	6,755	546,344
BorgWarner, Inc.	7,984	248,542
Caesars Entertainment, Inc.*	7,797	338,936
Darden Restaurants, Inc.	4,257	726,713
eBay, Inc.	18,848	891,133
Etsy, Inc.*	3,790	271,705
Ford Motor Co.	135,733	1,688,519
General Motors Co.	48,221	1,976,097
Hasbro, Inc.	4,772	239,984
Hilton Worldwide Holdings, Inc.	9,243	1,888,530
Home Depot, Inc.	35,114	13,364,740
Las Vegas Sands Corp.	11,467	625,181
Lowe’s Cos., Inc.	20,014	4,816,769
Marriott International, Inc., Class A	8,516	2,127,893
McDonald’s Corp.	25,488	7,449,633
MGM Resorts International*	10,523	455,435
Mohawk Industries, Inc.*	2,015	239,019
NIKE, Inc., Class B	42,775	4,445,606
Norwegian Cruise Line Holdings Ltd.*	13,898	269,482
PulteGroup, Inc.	7,750	839,945
Ralph Lauren Corp.	1,383	257,127
Royal Caribbean Cruises Ltd.*	8,223	1,014,307
Starbucks Corp.	39,996	3,795,620
Tapestry, Inc.	8,198	389,651
Tesla, Inc.*	96,772	19,536,331
TJX Cos., Inc.	40,237	3,989,096
Tractor Supply Co.	3,841	976,843
VF Corp.	11,747	191,946
Whirlpool Corp.	1,900	204,041
Yum! Brands, Inc.	9,747	1,349,180

(Cost $120,176,467)		132,115,926

	Number of Shares	Value
Consumer Staples — 5.7%
Archer-Daniels-Midland Co.	19,061	$1,012,330
Brown-Forman Corp., Class B	6,744	406,191
Campbell Soup Co.	7,390	315,110
Coca-Cola Co.	136,220	8,175,924
Colgate-Palmolive Co.	28,888	2,499,390
Conagra Brands, Inc.	16,288	457,367
Constellation Brands, Inc., Class A	5,735	1,425,262
Dollar General Corp.	7,747	1,125,717
Dollar Tree, Inc.*	7,216	1,058,443
Estee Lauder Cos., Inc., Class A	8,075	1,199,784
General Mills, Inc.	20,524	1,317,230
Hershey Co.	5,144	966,661
Hormel Foods Corp.	10,645	375,981
J M Smucker Co.	3,719	446,912
Kellanova	8,735	481,735
Keurig Dr Pepper, Inc.	35,086	1,049,422
Kraft Heinz Co.	27,429	967,695
Kroger Co.	22,571	1,119,747
McCormick & Co., Inc.	8,663	596,534
Molson Coors Beverage Co., Class B	6,893	430,261
Mondelez International, Inc., Class A	47,382	3,462,203
PepsiCo, Inc.	47,892	7,918,463
Procter & Gamble Co.	82,392	13,095,385
Sysco Corp.	17,871	1,447,015
Target Corp.	15,961	2,440,756
Tyson Foods, Inc., Class A	9,725	527,484
Walgreens Boots Alliance, Inc.	24,580	522,571
Walmart, Inc.	149,500	8,762,195

(Cost $65,148,359)		63,603,768

Energy — 3.3%
APA Corp.	11,057	329,388
Baker Hughes Co.	34,881	1,032,129
Chevron Corp.	61,419	9,336,302
ConocoPhillips	41,838	4,708,448
Devon Energy Corp.	22,430	988,266
EOG Resources, Inc.	20,302	2,323,767
EQT Corp.	14,237	528,905
Halliburton Co.	31,281	1,097,025
Hess Corp.	9,604	1,399,783
Kinder Morgan, Inc.	68,798	1,196,397
Marathon Oil Corp.	21,695	526,104
Marathon Petroleum Corp.	13,226	2,238,236
ONEOK, Inc.	20,306	1,525,387
Phillips 66	15,581	2,220,448
Pioneer Natural Resources Co.	8,216	1,932,321
Schlumberger NV	49,352	2,385,182
Valero Energy Corp.	11,831	1,673,613
Williams Cos., Inc.	42,135	1,514,332

(Cost $34,133,290)		36,956,033

Financials — 12.6%
Aflac, Inc.	18,843	1,521,384
Allstate Corp.	9,083	1,448,920
American Express Co.	20,308	4,455,981
American International Group, Inc.	23,836	1,737,406
Ameriprise Financial, Inc.	3,527	1,436,759

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Arch Capital Group Ltd.*	12,884	$1,128,509
Arthur J Gallagher & Co.	7,329	1,787,763
Assurant, Inc.	2,055	372,880
Bank of America Corp.	242,108	8,357,568
Bank of New York Mellon Corp.	26,336	1,477,186
BlackRock, Inc.	4,889	3,966,641
Capital One Financial Corp.	13,308	1,831,314
Cboe Global Markets, Inc.	3,847	738,624
Charles Schwab Corp.	51,847	3,462,343
Chubb Ltd.	14,420	3,629,081
Citigroup, Inc.	67,312	3,735,143
CME Group, Inc.	12,499	2,754,155
Discover Financial Services	8,720	1,052,504
Everest Group Ltd.	1,480	545,942
FactSet Research Systems, Inc.	1,396	645,762
Fidelity National Information Services, Inc.	20,632	1,427,528
Fifth Third Bancorp	23,069	792,189
Franklin Resources, Inc.	10,147	278,535
Globe Life, Inc.	3,299	418,742
Goldman Sachs Group, Inc.	11,314	4,401,712
Hartford Financial Services Group, Inc.	10,987	1,052,994
Intercontinental Exchange, Inc.	19,962	2,763,140
Invesco Ltd.	16,776	258,518
JPMorgan Chase & Co.	101,100	18,810,666
M&T Bank Corp.	5,856	818,317
MarketAxess Holdings, Inc.	1,385	295,573
Mastercard, Inc., Class A	29,010	13,772,788
MetLife, Inc.	21,371	1,490,413
Moody’s Corp.	5,392	2,045,833
Morgan Stanley	44,579	3,835,577
MSCI, Inc.	2,798	1,569,594
Nasdaq, Inc.	11,468	644,502
Northern Trust Corp.	7,222	593,143
PayPal Holdings, Inc.*	38,376	2,315,608
PNC Financial Services Group, Inc.	13,933	2,050,938
Principal Financial Group, Inc.	8,260	667,904
Progressive Corp.	20,269	3,842,192
Prudential Financial, Inc.	12,242	1,334,255
Raymond James Financial, Inc.	6,637	798,564
Regions Financial Corp.	32,763	610,375
S&P Global, Inc.	11,429	4,895,955
State Street Corp.	11,128	820,467
Synchrony Financial	14,753	609,299
T. Rowe Price Group, Inc.	7,822	886,624
Travelers Cos., Inc.	7,986	1,764,586
Truist Financial Corp.	45,597	1,594,983
Visa, Inc., Class A	55,739	15,754,071
W.R. Berkley Corp.	7,660	640,376
Willis Towers Watson PLC	3,705	1,010,020

(Cost $125,576,079)		140,951,846

Health Care — 12.8%
Abbott Laboratories	60,676	7,198,601
AbbVie, Inc.	61,807	10,881,122
Agilent Technologies, Inc.	10,223	1,404,231
Amgen, Inc.	18,592	5,091,047

	Number of Shares	Value
Health Care (Continued)
Baxter International, Inc.	17,410	$712,417
Becton Dickinson and Co.	10,106	2,380,468
Biogen, Inc.*	4,960	1,076,270
Bio-Rad Laboratories, Inc., Class A*	668	217,688
Boston Scientific Corp.*	51,079	3,381,941
Bristol-Myers Squibb Co.	71,440	3,625,580
Cardinal Health, Inc.	8,982	1,005,804
Cencora, Inc.	5,651	1,331,376
Centene Corp.*	19,097	1,497,778
Cigna Group	10,196	3,427,283
CVS Health Corp.	44,604	3,317,200
DaVita, Inc.*	2,276	288,984
Edwards Lifesciences Corp.*	21,530	1,827,251
Elevance Health, Inc.	8,265	4,142,831
Eli Lilly & Co.	27,857	20,995,264
Gilead Sciences, Inc.	43,456	3,133,178
Henry Schein, Inc.*	4,893	374,168
Hologic, Inc.*	8,615	635,787
Humana, Inc.	4,344	1,521,790
IDEXX Laboratories, Inc.*	2,882	1,657,813
Illumina, Inc.*	5,422	758,158
Laboratory Corp. of America Holdings	3,017	651,159
Medtronic PLC	46,698	3,892,745
Merck & Co., Inc.	88,683	11,276,044
Mettler-Toledo International, Inc.*	782	975,326
Moderna, Inc.*	11,509	1,061,590
Pfizer, Inc.	197,102	5,235,029
Quest Diagnostics, Inc.	3,843	479,952
Regeneron Pharmaceuticals, Inc.*	3,765	3,637,329
Teleflex, Inc.	1,529	340,646
Thermo Fisher Scientific, Inc.	13,467	7,678,614
UnitedHealth Group, Inc.	32,380	15,982,768
Vertex Pharmaceuticals, Inc.*	8,988	3,781,611
Viatris, Inc.	44,259	547,484
Waters Corp.*	2,029	684,625
Zimmer Biomet Holdings, Inc.	7,272	904,346
Zoetis, Inc.	16,235	3,219,888

(Cost $131,125,001)		142,233,186

Industrials — 6.9%
American Airlines Group, Inc.*	23,944	375,442
Automatic Data Processing, Inc.	14,388	3,613,258
Broadridge Financial Solutions, Inc.	4,129	840,582
C.H. Robinson Worldwide, Inc.	3,885	287,801
Carrier Global Corp.	29,546	1,642,167
Caterpillar, Inc.	17,811	5,948,161
Cintas Corp.	2,961	1,861,314
CSX Corp.	68,879	2,613,269
Cummins, Inc.	4,925	1,322,904
Deere & Co.	9,441	3,446,437
Dover Corp.	4,847	801,597
Eaton Corp. PLC	13,848	4,002,072
Emerson Electric Co.	19,833	2,119,156
Expeditors International of Washington, Inc.	5,307	634,717
Fortive Corp.	12,290	1,046,248
Generac Holdings, Inc.*	2,317	260,686

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
General Electric Co.	37,894	$5,945,190
IDEX Corp.	2,780	655,802
Illinois Tool Works, Inc.	9,639	2,526,864
Ingersoll Rand, Inc.	13,852	1,265,103
JB Hunt Transport Services, Inc.	2,861	590,253
Johnson Controls International PLC	23,619	1,399,898
Nordson Corp.	1,881	499,688
Norfolk Southern Corp.	7,858	1,991,060
Otis Worldwide Corp.	14,257	1,358,692
PACCAR, Inc.	18,167	2,014,539
Parker-Hannifin Corp.	4,480	2,398,816
Paychex, Inc.	11,126	1,364,270
Pentair PLC	5,934	461,606
Quanta Services, Inc.	4,928	1,190,161
Republic Services, Inc.	7,110	1,305,396
Robert Half, Inc.	3,967	318,947
Rockwell Automation, Inc.	3,912	1,115,233
Stanley Black & Decker, Inc.	5,851	522,436
Trane Technologies PLC	8,061	2,272,960
Union Pacific Corp.	21,229	5,385,585
United Parcel Service, Inc., Class B	25,405	3,766,545
United Rentals, Inc.	2,400	1,663,848
Verisk Analytics, Inc.	5,066	1,225,465
Waste Management, Inc.	12,905	2,653,913
Westinghouse Air Brake Technologies Corp.	6,303	890,551
Xylem, Inc.	8,275	1,051,339

(Cost $62,910,974)		76,649,971

Information Technology — 32.8%
Adobe, Inc.*	15,917	8,917,977
Advanced Micro Devices, Inc.*	56,546	10,886,801
Apple, Inc.	511,389	92,433,562
Applied Materials, Inc.	29,334	5,914,321
Arista Networks, Inc.*	8,607	2,388,787
Autodesk, Inc.*	7,552	1,949,700
Cisco Systems, Inc.	142,510	6,893,209
Corning, Inc.	25,970	837,273
F5, Inc.*	1,990	372,568
Fortinet, Inc.*	22,539	1,557,670
Gen Digital, Inc.	21,009	451,483
Hewlett Packard Enterprise Co.	47,907	729,624
HP, Inc.	29,740	842,534
Intel Corp.	147,581	6,353,362
Intuit, Inc.	9,737	6,454,560
Juniper Networks, Inc.	11,880	439,916
Keysight Technologies, Inc.*	6,192	955,425
KLA Corp.	4,809	3,281,181
Lam Research Corp.	4,645	4,358,171
Micron Technology, Inc.	37,931	3,436,928
Microsoft Corp.	259,909	107,508,759
Motorola Solutions, Inc.	5,805	1,917,914
NVIDIA Corp.	86,405	68,356,724
NXP Semiconductors NV	9,033	2,255,811
ON Semiconductor Corp.*	14,986	1,182,695
QUALCOMM, Inc.	38,800	6,122,252
Salesforce, Inc.*	34,156	10,548,056

	Number of Shares	Value
Information Technology (Continued)
Seagate Technology Holdings PLC	6,624	$616,363
TE Connectivity Ltd.	10,914	1,566,814
Texas Instruments, Inc.	31,561	5,281,102
Tyler Technologies, Inc.*	1,491	651,776
Zebra Technologies Corp., Class A*	1,813	506,697

(Cost $270,523,070)		365,970,015

Materials — 2.1%
Air Products and Chemicals, Inc.	7,711	1,804,683
Albemarle Corp.	3,971	547,402
Amcor PLC	51,340	465,140
Ball Corp.	10,904	698,074
CF Industries Holdings, Inc.	6,771	546,555
Corteva, Inc.	24,626	1,317,984
Dow, Inc.	24,866	1,389,512
Ecolab, Inc.	8,798	1,978,142
FMC Corp.	4,680	263,905
Freeport-McMoRan, Inc.	49,650	1,877,267
International Flavors & Fragrances, Inc.	9,127	689,089
International Paper Co.	12,076	427,007
Linde PLC	16,962	7,612,885
LyondellBasell Industries NV, Class A	8,660	868,425
Mosaic Co.	11,512	358,714
Newmont Corp.	40,805	1,275,156
PPG Industries, Inc.	8,149	1,153,898
Westrock Co.	8,237	373,054

(Cost $24,391,857)		23,646,892

Real Estate — 2.3%
Alexandria Real Estate Equities, Inc. REIT	5,401	673,667
American Tower Corp. REIT	16,229	3,227,299
AvalonBay Communities, Inc. REIT	4,803	850,275
Boston Properties, Inc. REIT	5,172	334,732
CBRE Group, Inc., Class A*	10,965	1,007,574
Digital Realty Trust, Inc. REIT	10,676	1,567,344
Equinix, Inc. REIT	3,259	2,896,664
Equity Residential REIT	12,612	759,368
Essex Property Trust, Inc. REIT	2,372	548,881
Extra Space Storage, Inc. REIT	7,343	1,035,143
Federal Realty Investment Trust REIT	2,564	258,579
Healthpeak Properties, Inc. REIT	24,770	414,897
Host Hotels & Resorts, Inc. REIT	26,044	540,153
Iron Mountain, Inc. REIT	9,928	780,738
Kimco Realty Corp. REIT	22,045	435,609
Prologis, Inc. REIT	32,137	4,282,898
Regency Centers Corp. REIT	5,168	320,158
SBA Communications Corp. REIT	3,775	789,843
Simon Property Group, Inc. REIT	11,358	1,682,574
UDR, Inc. REIT	11,027	391,458
Ventas, Inc. REIT	14,447	610,964
Welltower, Inc. REIT	19,297	1,778,411
Weyerhaeuser Co. REIT	25,363	871,980

(Cost $27,149,508)		26,059,209

Utilities — 1.2%
American Water Works Co., Inc.	6,714	795,877
CenterPoint Energy, Inc.	21,936	603,240

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Constellation Energy Corp.	11,349	$1,911,739
Edison International	13,285	903,646
Entergy Corp.	7,359	747,454
Eversource Energy	12,033	706,337
Exelon Corp.	34,469	1,235,369
NextEra Energy, Inc.	71,896	3,967,940
Public Service Enterprise Group, Inc.	17,229	1,075,090
Sempra	21,833	1,541,410

(Cost $14,912,088)		13,488,102

TOTAL COMMON STOCKS (Cost $966,614,665)		1,112,535,809

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $2,432,826)	2,432,826	2,432,826

TOTAL INVESTMENTS — 99.9% (Cost $969,047,491)		$1,114,968,635
Other assets and liabilities, net — 0.1%		1,308,269

NET ASSETS — 100.0%		$1,116,276,904

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (a)(b)
—	—	(0	)(c)	—	—	40	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
1,432,502	9,110,710	(8,110,386)		—	—	38,923	—	2,432,826	2,432,826

1,432,502	9,110,710	(8,110,386)		—	—	38,963	—	2,432,826	2,432,826

*	Non-income producing security
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	15	$3,214,621	$3,375,600	3/15/2024	$160,979

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,112,535,809	$—	$—	$1,112,535,809
Short-Term Investments (a)	2,432,826	—	—	2,432,826
Derivatives (b)
Futures Contracts	160,979	—	—	160,979

TOTAL	$1,115,129,614	$—	$—	$1,115,129,614

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 8.0%
Alphabet, Inc., Class A*	2,335	$323,304
Alphabet, Inc., Class C*	1,965	274,668

(Cost $491,942)		597,972

Consumer Discretionary — 17.9%
Amazon.com, Inc.*	4,080	721,181
Etsy, Inc.*	39	2,796
Hilton Worldwide Holdings, Inc.	178	36,369
Home Depot, Inc.	257	97,817
McDonald’s Corp.	221	64,594
Starbucks Corp.	468	44,413
Tesla, Inc.*	1,514	305,646
TJX Cos., Inc.	516	51,156
Tractor Supply Co.	32	8,138
Yum! Brands, Inc.	89	12,320

(Cost $1,097,357)		1,344,430

Consumer Staples — 5.0%
Coca-Cola Co.	1,053	63,201
Colgate-Palmolive Co.	223	19,294
Costco Wholesale Corp.	129	95,962
Hershey Co.	40	7,517
Mondelez International, Inc., Class A	397	29,009
PepsiCo, Inc.	343	56,711
Procter & Gamble Co.	638	101,404

(Cost $351,943)		373,098

Energy — 2.8%
APA Corp.	200	5,958
ConocoPhillips	569	64,035
EOG Resources, Inc.	267	30,561
Hess Corp.	192	27,984
Marathon Oil Corp.	215	5,214
Marathon Petroleum Corp.	145	24,538
ONEOK, Inc.	251	18,855
Pioneer Natural Resources Co.	81	19,051
Williams Cos., Inc.	329	11,824

(Cost $196,046)		208,020

Financials — 7.9%
American Express Co.	280	61,437
Arch Capital Group Ltd.*	259	22,686
Arthur J Gallagher & Co.	76	18,539
Cboe Global Markets, Inc.	44	8,448
FactSet Research Systems, Inc.	12	5,551
Mastercard, Inc., Class A	412	195,601
Moody’s Corp.	51	19,350
MSCI, Inc.	31	17,390
Progressive Corp.	203	38,481
Visa, Inc., Class A	730	206,327

(Cost $503,333)		593,810

Health Care — 11.2%
AbbVie, Inc.	453	79,751
Eli Lilly & Co.	475	357,998
IDEXX Laboratories, Inc.*	32	18,407
IQVIA Holdings, Inc.*	48	11,864

	Number of Shares	Value
Health Care (Continued)
Merck & Co., Inc.	703	$89,387
Mettler-Toledo International, Inc.*	6	7,483
Regeneron Pharmaceuticals, Inc.*	45	43,474
Thermo Fisher Scientific, Inc.	102	58,158
UnitedHealth Group, Inc.	243	119,945
Vertex Pharmaceuticals, Inc.*	114	47,964
Waters Corp.*	15	5,061

(Cost $650,273)		839,492

Industrials — 4.5%
Automatic Data Processing, Inc.	111	27,875
Broadridge Financial Solutions, Inc.	47	9,568
Caterpillar, Inc.	205	68,462
Cintas Corp.	32	20,116
CSX Corp.	686	26,027
Deere & Co.	106	38,695
Illinois Tool Works, Inc.	88	23,069
Paychex, Inc.	89	10,913
Quanta Services, Inc.	70	16,906
Republic Services, Inc.	80	14,688
Union Pacific Corp.	190	48,201
Verisk Analytics, Inc.	55	13,305
Waste Management, Inc.	120	24,678

(Cost $287,748)		342,503

Information Technology — 40.2%
Adobe, Inc.*	315	176,488
Advanced Micro Devices, Inc.*	1,120	215,634
Apple, Inc.	3,260	589,245
Applied Materials, Inc.	581	117,141
Arista Networks, Inc.*	175	48,569
Autodesk, Inc.*	77	19,879
Fortinet, Inc.*	442	30,547
Lam Research Corp.	91	85,381
Microsoft Corp.	1,593	658,929
Motorola Solutions, Inc.	67	22,136
NVIDIA Corp.	1,060	838,587
ON Semiconductor Corp.*	132	10,417
QUALCOMM, Inc.	394	62,169
ServiceNow, Inc.*	142	109,530
Texas Instruments, Inc.	233	38,988

(Cost $2,252,200)		3,023,640

Materials — 1.4%
CF Industries Holdings, Inc.	72	5,812
Freeport-McMoRan, Inc.	498	18,829
Linde PLC	175	78,544

(Cost $85,883)		103,185

Real Estate — 0.5%
American Tower Corp. REIT	133	26,448
Iron Mountain, Inc. REIT	114	8,965
SBA Communications Corp. REIT	30	6,277

(Cost $40,744)		41,690

TOTAL COMMON STOCKS (Cost $5,957,469)		7,467,840

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.3%
SPDR Portfolio S&P 500 Growth ETF	150	$10,761
Vanguard S&P 500 Growth ETF	25	7,459

(Cost $16,464)		18,220

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $20,847)	20,847	20,847

TOTAL INVESTMENTS — 99.9% (Cost $5,994,780)		$7,506,907
Other assets and liabilities, net — 0.1%		4,104

NET ASSETS — 100.0%		$7,511,011

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
1,630	94,141	(74,924)	—	—	126	—	20,847	20,847

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$7,467,840	$—	$—	$7,467,840
Exchange-Traded Funds	18,220	—	—	18,220
Short-Term Investments (a)	20,847	—	—	20,847

TOTAL	$7,506,907	$—	$—	$7,506,907

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 7.6%
AT&T, Inc.	4,044	$68,465
Charter Communications, Inc., Class A*	31	9,112
Comcast Corp., Class A	2,286	97,955
Electronic Arts, Inc.	78	10,880
Fox Corp., Class A	141	4,201
Fox Corp., Class B	93	2,546
Interpublic Group of Cos., Inc.	218	6,845
Match Group, Inc.*	155	5,586
News Corp., Class A	216	5,806
News Corp., Class B	83	2,323
Omnicom Group, Inc.	113	9,988
Paramount Global, Class B	274	3,025
Verizon Communications, Inc.	2,400	96,048
Walt Disney Co.	1,035	115,485
Warner Bros Discovery, Inc.*	1,275	11,207

(Cost $430,139)		449,472

Consumer Discretionary — 8.4%
Aptiv PLC*	162	12,877
Best Buy Co., Inc.	110	8,897
BorgWarner, Inc.	134	4,171
Caesars Entertainment, Inc.*	53	2,304
Carnival Corp.*	190	3,013
Darden Restaurants, Inc.	36	6,146
eBay, Inc.	295	13,948
Etsy, Inc.*	38	2,724
General Motors Co.	779	31,923
Hasbro, Inc.	74	3,722
Home Depot, Inc.	358	136,258
Las Vegas Sands Corp.	82	4,471
Lowe’s Cos., Inc.	328	78,940
McDonald’s Corp.	231	67,517
MGM Resorts International*	55	2,380
Mohawk Industries, Inc.*	30	3,559
NIKE, Inc., Class B	397	41,260
Ralph Lauren Corp.	10	1,859
Starbucks Corp.	262	24,864
Tapestry, Inc.	130	6,179
TJX Cos., Inc.	228	22,604
VF Corp.	188	3,072
Whirlpool Corp.	31	3,329
Yum! Brands, Inc.	86	11,904

(Cost $457,097)		497,921

Consumer Staples — 11.3%
Archer-Daniels-Midland Co.	303	16,092
Brown-Forman Corp., Class B	104	6,264
Bunge Global SA	83	7,833
Campbell Soup Co.	112	4,776
Coca-Cola Co.	1,349	80,967
Colgate-Palmolive Co.	286	24,745
Conagra Brands, Inc.	272	7,638
Constellation Brands, Inc., Class A	92	22,864
Estee Lauder Cos., Inc., Class A	132	19,613
General Mills, Inc.	330	21,179
Hormel Foods Corp.	165	5,828

	Number of Shares	Value
Consumer Staples (Continued)
J M Smucker Co.	60	$7,210
Kellanova	150	8,272
Keurig Dr Pepper, Inc.	572	17,109
Kraft Heinz Co.	466	16,440
Kroger Co.	387	19,199
McCormick & Co., Inc.	143	9,847
Molson Coors Beverage Co., Class B	105	6,554
Mondelez International, Inc., Class A	457	33,393
Procter & Gamble Co.	817	129,854
Target Corp.	265	40,524
Tyson Foods, Inc., Class A	162	8,787
Walgreens Boots Alliance, Inc.	408	8,674
Walmart, Inc.	2,433	142,598

(Cost $650,172)		666,260

Energy — 2.5%
Baker Hughes Co.	572	16,926
Halliburton Co.	509	17,851
Kinder Morgan, Inc.	1,129	19,633
Marathon Petroleum Corp.	97	16,415
Phillips 66	253	36,055
Schlumberger NV	812	39,244

(Cost $141,194)		146,124

Financials — 26.2%
Aflac, Inc.	302	24,384
Allstate Corp.	149	23,768
American Express Co.	101	22,161
American International Group, Inc.	399	29,083
Arthur J Gallagher & Co.	58	14,148
Assurant, Inc.	30	5,444
Bank of America Corp.	3,914	135,111
Bank of New York Mellon Corp.	437	24,511
BlackRock, Inc.	79	64,096
Capital One Financial Corp.	217	29,861
Cboe Global Markets, Inc.	25	4,800
Charles Schwab Corp.	846	56,496
Chubb Ltd.	232	58,387
Citigroup, Inc.	1,088	60,373
CME Group, Inc.	131	28,866
Discover Financial Services	65	7,846
FactSet Research Systems, Inc.	11	5,088
Fidelity National Information Services, Inc.	337	23,317
Fifth Third Bancorp	398	13,667
Fiserv, Inc.*	164	24,480
Franklin Resources, Inc.	160	4,392
Global Payments, Inc.	152	19,714
Globe Life, Inc.	49	6,220
Goldman Sachs Group, Inc.	184	71,585
Hartford Financial Services Group, Inc.	176	16,868
Intercontinental Exchange, Inc.	329	45,540
Invesco Ltd.	256	3,945
JPMorgan Chase & Co.	1,650	306,999
M&T Bank Corp.	94	13,136
MarketAxess Holdings, Inc.	22	4,695
MetLife, Inc.	353	24,618
Moody’s Corp.	47	17,833

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Morgan Stanley	718	$61,777
MSCI, Inc.	19	10,658
Nasdaq, Inc.	194	10,903
Northern Trust Corp.	118	9,691
PayPal Holdings, Inc.*	619	37,350
PNC Financial Services Group, Inc.	226	33,267
Principal Financial Group, Inc.	125	10,108
Prudential Financial, Inc.	205	22,343
Regions Financial Corp.	529	9,855
S&P Global, Inc.	104	44,552
State Street Corp.	175	12,903
Synchrony Financial	235	9,706
T. Rowe Price Group, Inc.	131	14,849
Travelers Cos., Inc.	130	28,725
Truist Financial Corp.	758	26,515
Willis Towers Watson PLC	59	16,084

(Cost $1,420,058)		1,550,718

Health Care — 11.4%
Abbott Laboratories	987	117,098
Agilent Technologies, Inc.	166	22,802
Baxter International, Inc.	291	11,908
Becton Dickinson and Co.	167	39,337
Biogen, Inc.*	82	17,793
Bio-Rad Laboratories, Inc., Class A*	12	3,911
Bio-Techne Corp.	90	6,621
Boston Scientific Corp.*	375	24,829
Cardinal Health, Inc.	144	16,125
Catalent, Inc.*	102	5,849
Cencora, Inc.	95	22,382
Centene Corp.*	304	23,843
Cigna Group	166	55,799
CVS Health Corp.	730	54,290
DaVita, Inc.*	14	1,778
Edwards Lifesciences Corp.*	219	18,586
Henry Schein, Inc.*	74	5,659
Humana, Inc.	70	24,522
IDEXX Laboratories, Inc.*	22	12,655
Illumina, Inc.*	91	12,724
IQVIA Holdings, Inc.*	65	16,065
Medtronic PLC	753	62,770
Mettler-Toledo International, Inc.*	8	9,978
Quest Diagnostics, Inc.	64	7,993
Stryker Corp.	69	24,086
Teleflex, Inc.	27	6,015
Viatris, Inc.	682	8,436
Zimmer Biomet Holdings, Inc.	119	14,799
Zoetis, Inc.	117	23,205

(Cost $659,198)		671,858

Industrials — 10.5%
American Airlines Group, Inc.*	372	5,833
Broadridge Financial Solutions, Inc.	29	5,904
C.H. Robinson Worldwide, Inc.	66	4,889
Carrier Global Corp.	248	13,784
Caterpillar, Inc.	122	40,743
Cintas Corp.	22	13,829
CSX Corp.	562	21,322

	Number of Shares	Value
Industrials (Continued)
Cummins, Inc.	81	$21,757
Dover Corp.	80	13,230
Eaton Corp. PLC	86	24,854
Emerson Electric Co.	324	34,619
Generac Holdings, Inc.*	14	1,575
General Electric Co.	353	55,382
IDEX Corp.	43	10,144
Illinois Tool Works, Inc.	85	22,283
Ingersoll Rand, Inc.	53	4,841
Johnson Controls International PLC	387	22,938
Nordson Corp.	31	8,235
Norfolk Southern Corp.	129	32,686
Otis Worldwide Corp.	142	13,533
PACCAR, Inc.	80	8,871
Parker-Hannifin Corp.	16	8,567
Paychex, Inc.	110	13,488
Pentair PLC	31	2,412
Republic Services, Inc.	50	9,180
Robert Half, Inc.	60	4,824
Rockwell Automation, Inc.	34	9,693
Stanley Black & Decker, Inc.	87	7,768
Trane Technologies PLC	40	11,279
Union Pacific Corp.	191	48,455
United Parcel Service, Inc., Class B	409	60,638
Verisk Analytics, Inc.	38	9,192
Waste Management, Inc.	111	22,827
Westinghouse Air Brake Technologies Corp.	102	14,412
Xylem, Inc.	141	17,914

(Cost $552,003)		621,901

Information Technology — 8.3%
Akamai Technologies, Inc.*	50	5,546
Analog Devices, Inc.	116	22,251
Autodesk, Inc.*	58	14,974
Cisco Systems, Inc.	2,303	111,396
Corning, Inc.	448	14,444
Gen Digital, Inc.	321	6,898
Hewlett Packard Enterprise Co.	737	11,224
HP, Inc.	508	14,392
Intel Corp.	2,400	103,320
Keysight Technologies, Inc.*	101	15,584
Microchip Technology, Inc.	126	10,602
Micron Technology, Inc.	624	56,541
Motorola Solutions, Inc.	41	13,546
NXP Semiconductors NV	37	9,240
TE Connectivity Ltd.	109	15,648
Teradyne, Inc.	87	9,012
Texas Instruments, Inc.	325	54,382

(Cost $453,499)		489,000

Materials — 3.9%
Amcor PLC	822	7,447
Ball Corp.	179	11,460
Corteva, Inc.	401	21,462
Dow, Inc.	399	22,296
Ecolab, Inc.	70	15,739
International Flavors & Fragrances, Inc.	145	10,948

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Linde PLC	132	$59,244
LyondellBasell Industries NV, Class A	147	14,741
Newmont Corp.	655	20,469
PPG Industries, Inc.	134	18,974
Sherwin-Williams Co.	67	22,246
Westrock Co.	146	6,612

(Cost $213,239)		231,638

Real Estate — 5.8%
Alexandria Real Estate Equities, Inc. REIT	89	11,101
American Tower Corp. REIT	156	31,022
AvalonBay Communities, Inc. REIT	83	14,694
Boston Properties, Inc. REIT	82	5,307
CBRE Group, Inc., Class A*	175	16,081
Digital Realty Trust, Inc. REIT	101	14,828
Equinix, Inc. REIT	28	24,887
Equity Residential REIT	196	11,801
Essex Property Trust, Inc. REIT	36	8,330
Extra Space Storage, Inc. REIT	120	16,916
Federal Realty Investment Trust REIT	42	4,236
Healthpeak Properties, Inc. REIT	403	6,750
Host Hotels & Resorts, Inc. REIT	178	3,692
Iron Mountain, Inc. REIT	81	6,370
Kimco Realty Corp. REIT	378	7,469
Prologis, Inc. REIT	523	69,700
Regency Centers Corp. REIT	93	5,761
SBA Communications Corp. REIT	37	7,742
Simon Property Group, Inc. REIT	118	17,481
UDR, Inc. REIT	172	6,106
Ventas, Inc. REIT	229	9,684
Welltower, Inc. REIT	315	29,030
Weyerhaeuser Co. REIT	415	14,268

(Cost $333,589)		343,256

	Number of Shares	Value
Utilities — 3.5%
American Water Works Co., Inc.	112	$13,277
CenterPoint Energy, Inc.	359	9,873
Constellation Energy Corp.	100	16,845
Edison International	224	15,236
Entergy Corp.	120	12,188
Eversource Energy	199	11,681
Exelon Corp.	566	20,285
NextEra Energy, Inc.	1,166	64,352
Public Service Enterprise Group, Inc.	291	18,158
Sempra	358	25,275

(Cost $222,754)		207,170

TOTAL COMMON STOCKS (Cost $5,532,942)		5,875,318

EXCHANGE-TRADED FUNDS — 0.4%
SPDR Portfolio S&P 500 Value ETF (Cost $22,505)	525	25,263

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $2,827)	2,827	2,827

TOTAL INVESTMENTS — 99.9%
(Cost $5,558,274)		$5,903,408
Other assets and liabilities, net — 0.1%		7,227

NET ASSETS — 100.0%		$5,910,635

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
493	98,886	(96,552)	—	—	89	—	2,827	2,827

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

February 29, 2024 (Unaudited)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,875,318	$—	$—	$5,875,318
Exchange-Traded Funds	25,263	—	—	25,263
Short-Term Investments (a)	2,827	—	—	2,827

TOTAL	$5,903,408	$—	$—	$5,903,408

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Consumer Discretionary — 9.2%
Best Buy Co., Inc.	1,548	$125,202
Genuine Parts Co.	463	69,108
Leggett & Platt, Inc.	3,559	72,675
Lowe’s Cos., Inc.	218	52,466
McDonald’s Corp.	183	53,487
NIKE, Inc., Class B	328	34,089
Polaris, Inc.	696	64,526

(Cost $496,622)		471,553

Consumer Staples — 18.1%
Archer-Daniels-Midland Co.	1,167	61,979
Brown-Forman Corp., Class B	683	41,137
Church & Dwight Co., Inc.	286	28,634
Coca-Cola Co.	1,269	76,166
Colgate-Palmolive Co.	725	62,727
Hormel Foods Corp.	2,807	99,143
J M Smucker Co.	631	75,827
Kimberly-Clark Corp.	769	93,180
McCormick & Co., Inc.	920	63,351
PepsiCo, Inc.	437	72,254
Procter & Gamble Co.	420	66,755
Sysco Corp.	876	70,930
Target Corp.	533	81,506
Walmart, Inc.	648	37,979

(Cost $964,062)		931,568

Energy — 4.0%
Chevron Corp.	688	104,583
Exxon Mobil Corp.	950	99,294

(Cost $223,463)		203,877

Financials — 8.3%
Aflac, Inc.	694	56,033
Chubb Ltd.	154	38,757
FactSet Research Systems, Inc.	43	19,891
Franklin Resources, Inc.	3,557	97,640
Jack Henry & Associates, Inc.	183	31,800
S&P Global, Inc.	45	19,277
SEI Investments Co.	544	36,584
T. Rowe Price Group, Inc.	991	112,330
W.R. Berkley Corp.	195	16,302

(Cost $386,204)		428,614

Health Care — 7.6%
Abbott Laboratories	424	50,303
AbbVie, Inc.	586	103,165
Becton Dickinson and Co.	160	37,688
Cardinal Health, Inc.	456	51,063
Medtronic PLC	938	78,192
Perrigo Co. PLC	2,442	64,127
West Pharmaceutical Services, Inc.	16	5,734

(Cost $364,844)		390,272

Industrials — 15.3%
ABM Industries, Inc.	1,146	47,341
Automatic Data Processing, Inc.	243	61,025
C.H. Robinson Worldwide, Inc.	785	58,153

	Number of Shares	Value
Industrials (Continued)
Carlisle Cos., Inc.	85	$29,750
Caterpillar, Inc.	147	49,092
Cintas Corp.	36	22,630
Donaldson Co., Inc.	572	40,967
Dover Corp.	216	35,722
Emerson Electric Co.	543	58,019
Expeditors International of Washington, Inc.	204	24,398
Illinois Tool Works, Inc.	201	52,692
Lincoln Electric Holdings, Inc.	142	36,437
MSA Safety, Inc.	161	29,648
Nordson Corp.	98	26,034
Pentair PLC	421	32,750
Republic Services, Inc.	186	34,150
Stanley Black & Decker, Inc.	832	74,289
Toro Co.	384	35,447
Waste Management, Inc.	205	42,158

(Cost $719,860)		790,702

Information Technology — 6.7%
Analog Devices, Inc.	213	40,858
Badger Meter, Inc.	109	17,297
International Business Machines Corp.	569	105,282
Microchip Technology, Inc.	519	43,669
QUALCOMM, Inc.	350	55,226
Roper Technologies, Inc.	24	13,074
Texas Instruments, Inc.	422	70,613

(Cost $309,471)		346,019

Materials — 12.5%
Air Products and Chemicals, Inc.	239	55,935
Albemarle Corp.	222	30,603
Amcor PLC	13,259	120,126
AptarGroup, Inc.	245	34,413
Ecolab, Inc.	139	31,253
HB Fuller Co.	314	24,972
International Flavors & Fragrances, Inc.	1,214	91,657
Linde PLC	74	33,213
Nucor Corp.	176	33,845
PPG Industries, Inc.	296	41,914
RPM International, Inc.	370	42,679
Sherwin-Williams Co.	61	20,254
Sonoco Products Co.	1,032	58,494
Stepan Co.	270	24,084

(Cost $687,943)		643,442

Real Estate — 6.0%
Essex Property Trust, Inc. REIT	372	86,081
Federal Realty Investment Trust REIT	1,016	102,463
Realty Income Corp. REIT	2,335	121,677

(Cost $319,210)		310,221

Utilities — 11.4%
California Water Service Group	707	32,444
Edison International	1,562	106,248
Eversource Energy	2,006	117,752
NextEra Energy, Inc.	1,311	72,354
ONE Gas, Inc.	1,392	82,963

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Spire, Inc.	982	$58,252
UGI Corp.	4,746	116,182

(Cost $615,738)		586,195

TOTAL COMMON STOCKS (Cost $5,087,417)		5,102,463

EXCHANGE-TRADED FUNDS — 0.6%
ProShares S&P 500 Dividend Aristocrats ETF (Cost $29,728)	315	30,659

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a) (Cost $3,119)	3,119	3,119

TOTAL INVESTMENTS — 99.8% (Cost $5,120,264)		$5,136,241
Other assets and liabilities, net — 0.2%		12,320

NET ASSETS — 100.0%		$5,148,561

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (a)
1,971	124,289	(123,141)	—	—	99	—	3,119	3,119

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,102,463	$—	$—	$5,102,463
Exchange-Traded Funds	30,659	—	—	30,659
Short-Term Investments (a)	3,119	—	—	3,119

TOTAL	$5,136,241	$—	$—	$5,136,241

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 1.5%
Cable One, Inc.	20	$9,120
Iridium Communications, Inc.	572	16,559
New York Times Co., Class A	733	32,457
Nexstar Media Group, Inc.	144	23,929
TEGNA, Inc.	879	12,315
Ziff Davis, Inc.*	213	14,646

(Cost $170,401)		109,026

Consumer Discretionary — 17.6%
Adient PLC*	431	14,628
Aramark	1,166	35,365
Autoliv, Inc.	339	39,334
AutoNation, Inc.*	121	18,126
Boyd Gaming Corp.	308	20,368
Brunswick Corp.	305	26,657
Capri Holdings Ltd.*	520	23,988
Carter’s, Inc.	163	13,195
Choice Hotels International, Inc. (a)	112	12,537
Columbia Sportswear Co.	151	12,486
Deckers Outdoor Corp.*	115	102,993
Dick’s Sporting Goods, Inc.	280	49,809
Five Below, Inc.*	255	51,173
Gap, Inc.	995	18,845
Goodyear Tire & Rubber Co.*	1,285	15,266
Grand Canyon Education, Inc.*	129	17,389
H&R Block, Inc.	647	31,671
Harley-Davidson, Inc.	588	21,327
Helen of Troy Ltd.*	107	13,375
KB Home	346	22,985
Lear Corp.	262	35,986
Leggett & Platt, Inc.	600	12,252
Lithia Motors, Inc.	128	38,280
Macy’s, Inc.	1,245	21,713
Marriott Vacations Worldwide Corp.	144	13,419
Nordstrom, Inc.	415	8,702
Polaris, Inc.	239	22,158
PVH Corp.	273	37,311
RH*	72	19,757
Service Corp. International	666	48,744
Taylor Morrison Home Corp.*	477	27,003
Tempur Sealy International, Inc.	788	42,922
Texas Roadhouse, Inc.	301	44,960
Thor Industries, Inc.	241	30,891
Toll Brothers, Inc.	485	55,600
Travel + Leisure Co.	325	14,524
Valvoline, Inc.*	632	26,948
Visteon Corp.*	122	13,801
Wendy’s Co.	772	13,981
Williams-Sonoma, Inc.	288	67,833
Wingstop, Inc.	132	46,339
Wyndham Hotels & Resorts, Inc.	374	28,630
YETI Holdings, Inc.*	395	16,211

(Cost $1,017,879)		1,249,482

Consumer Staples — 3.9%
BJ’s Wholesale Club Holdings, Inc.*	609	44,481
Coca-Cola Consolidated, Inc.	22	18,498

	Number of Shares	Value
Consumer Staples (Continued)
Coty, Inc., Class A*	1,742	$21,879
Darling Ingredients, Inc.*	715	30,252
Flowers Foods, Inc.	869	19,483
Ingredion, Inc.	295	34,701
Pilgrim’s Pride Corp.*	185	5,890
Post Holdings, Inc.*	225	23,436
Sprouts Farmers Market, Inc.*	463	28,910
US Foods Holding Corp.*	1,015	51,552

(Cost $235,249)		279,082

Energy — 4.2%
Antero Midstream Corp.	1,503	20,140
Antero Resources Corp.*	1,285	33,025
ChampionX Corp.	884	27,457
CNX Resources Corp.*	696	14,581
Equitrans Midstream Corp.	1,915	20,471
HF Sinclair Corp.	712	39,516
Murphy Oil Corp.	664	26,341
NOV, Inc.	1,768	29,879
Range Resources Corp.	1,091	34,498
Southwestern Energy Co.*	5,061	35,275
Valaris Ltd.*	283	17,843

(Cost $257,621)		299,026

Financials — 16.2%
Affiliated Managers Group, Inc.	150	23,447
Annaly Capital Management, Inc. REIT	2,243	42,819
Associated Banc-Corp.	694	14,463
Bank OZK	470	20,586
Brighthouse Financial, Inc.*	279	12,987
Cadence Bank	826	22,864
CNO Financial Group, Inc.	492	13,131
Columbia Banking System, Inc.	943	17,068
Commerce Bancshares, Inc.	541	28,154
East West Bancorp, Inc.	635	46,266
Evercore, Inc., Class A	156	29,184
Federated Hermes, Inc.	390	13,740
First American Financial Corp.	467	27,277
First Horizon Corp.	2,539	35,800
FNB Corp.	1,615	21,544
Glacier Bancorp, Inc.	502	18,785
Hanover Insurance Group, Inc.	164	21,561
Janus Henderson Group PLC	594	18,509
Jefferies Financial Group, Inc.	765	31,992
Kinsale Capital Group, Inc.	100	51,618
MGIC Investment Corp.	1,235	24,564
New York Community Bancorp, Inc. (a)	3,302	15,817
Old National Bancorp.	1,325	21,770
Pinnacle Financial Partners, Inc.	344	28,456
Primerica, Inc.	158	38,751
Reinsurance Group of America, Inc.	297	52,524
RenaissanceRe Holdings Ltd.	234	52,608
SEI Investments Co.	449	30,195
Selective Insurance Group, Inc.	268	28,001
SLM Corp.	1,019	21,226
Stifel Financial Corp.	461	34,971
Synovus Financial Corp.	660	25,040
Texas Capital Bancshares, Inc.*	223	13,079

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
UMB Financial Corp.	201	$16,404
United Bankshares, Inc.	623	21,612
Unum Group	837	41,390
Valley National Bancorp	1,907	15,618
Voya Financial, Inc.	473	32,334
Webster Financial Corp.	775	36,921
Western Union Co.	1,670	22,395
WEX, Inc.*	192	42,188
Wintrust Financial Corp.	279	26,882

(Cost $1,079,400)		1,154,541

Health Care — 9.5%
Acadia Healthcare Co., Inc.*	411	34,298
Amedisys, Inc.*	151	14,046
Azenta, Inc.*	270	17,590
Encompass Health Corp.	450	33,480
Enovis Corp.*	219	13,098
Envista Holdings Corp.*	783	16,169
Exelixis, Inc.*	1,413	30,945
Haemonetics Corp.*	225	16,421
Halozyme Therapeutics, Inc.*	593	23,607
HealthEquity, Inc.*	379	31,309
Inari Medical, Inc.*	233	10,746
Integra LifeSciences Holdings Corp.*	297	10,962
Jazz Pharmaceuticals PLC*	289	34,362
Lantheus Holdings, Inc.*	311	20,333
LivaNova PLC*	251	13,757
Neurocrine Biosciences, Inc.*	445	58,028
Option Care Health, Inc.*	807	26,042
Penumbra, Inc.*	175	41,111
Perrigo Co. PLC	595	15,625
Progyny, Inc.*	383	13,987
QuidelOrtho Corp.*	226	10,306
R1 RCM, Inc.*	910	12,786
Repligen Corp.*	233	45,200
Shockwave Medical, Inc.*	168	43,826
Tenet Healthcare Corp.*	463	43,059
United Therapeutics Corp.*	208	46,933

(Cost $729,094)		678,026

Industrials — 23.3%
Acuity Brands, Inc.	141	35,425
Advanced Drainage Systems, Inc.	308	50,278
AECOM	624	55,430
AGCO Corp.	277	30,387
ASGN, Inc.*	210	20,857
Avis Budget Group, Inc.	81	8,751
Carlisle Cos., Inc.	219	76,650
Chart Industries, Inc.*	194	27,715
Clean Harbors, Inc.*	229	41,701
Concentrix Corp.	210	15,215
Donaldson Co., Inc.	554	39,677
EMCOR Group, Inc.	213	66,780
EnerSys	187	17,182
ExlService Holdings, Inc.*	737	22,935
Flowserve Corp.	597	25,265
Fortune Brands Innovations, Inc.	563	45,794
FTI Consulting, Inc.*	162	33,515

	Number of Shares	Value
Industrials (Continued)
Genpact Ltd.	751	$25,534
GXO Logistics, Inc.*	545	28,209
Insperity, Inc.	157	15,981
Kirby Corp.*	267	23,421
Knight-Swift Transportation Holdings, Inc.	736	41,466
Lennox International, Inc.	147	69,268
Lincoln Electric Holdings, Inc.	260	66,716
ManpowerGroup, Inc.	220	15,875
MasTec, Inc.*	270	20,374
Maximus, Inc.	276	23,090
Middleby Corp.*	244	37,127
MSA Safety, Inc.	165	30,385
MSC Industrial Direct Co., Inc., Class A	208	20,996
nVent Electric PLC	746	50,221
Owens Corning	401	60,062
Paylocity Holding Corp.*	196	33,048
Regal Rexnord Corp.	302	51,790
Ryder System, Inc.	199	22,706
Saia, Inc.*	121	69,623
Simpson Manufacturing Co., Inc.	189	39,441
Stericycle, Inc.*	419	22,789
Terex Corp.	307	17,606
Tetra Tech, Inc.	239	42,379
Timken Co.	299	25,113
Toro Co.	465	42,924
Trex Co., Inc.*	489	44,871
Valmont Industries, Inc.	93	19,709
Watts Water Technologies, Inc., Class A	125	25,494
XPO, Inc.*	522	62,807

(Cost $1,254,508)		1,662,582

Information Technology — 7.9%
Amkor Technology, Inc.	450	13,959
Arrow Electronics, Inc.*	245	28,788
Avnet, Inc.	402	18,729
Belden, Inc.	191	16,269
Blackbaud, Inc.*	191	13,213
Calix, Inc.*	266	9,275
Ciena Corp.*	673	38,348
Cirrus Logic, Inc.*	246	22,588
Coherent Corp.*	604	35,926
CommVault Systems, Inc.*	200	19,142
Crane NXT Co.	220	12,852
IPG Photonics Corp.*	130	11,226
Littelfuse, Inc.	111	26,445
Lumentum Holdings, Inc.*	303	14,686
Manhattan Associates, Inc.*	277	70,172
MKS Instruments, Inc.	283	34,741
Novanta, Inc.*	159	27,498
Power Integrations, Inc.	251	17,936
Qualys, Inc.*	167	28,701
Silicon Laboratories, Inc.*	145	19,943
Synaptics, Inc.*	177	17,718
Teradata Corp.*	450	16,929
Universal Display Corp.	195	34,012
Wolfspeed, Inc.*	565	14,701

(Cost $549,289)		563,797

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Materials — 6.7%
Alcoa Corp.	809	$22,013
AptarGroup, Inc.	300	42,138
Ashland, Inc.	236	22,099
Avient Corp.	425	17,204
Axalta Coating Systems Ltd.*	999	32,697
Cabot Corp.	251	21,322
Chemours Co.	671	13,199
Cleveland-Cliffs, Inc.*	2,255	46,904
Commercial Metals Co.	529	28,566
Greif, Inc., Class A	110	7,091
Louisiana-Pacific Corp.	294	21,747
Royal Gold, Inc.	295	30,276
RPM International, Inc.	583	67,249
Scotts Miracle-Gro Co.	184	12,089
Sonoco Products Co.	439	24,883
United States Steel Corp.	1,004	47,529
Westlake Corp.	144	19,974

(Cost $470,587)		476,980

Real Estate — 6.1%
Agree Realty Corp. REIT	460	25,277
Apartment Income REIT Corp. REIT	655	19,860
Brixmor Property Group, Inc. REIT	1,350	30,523
COPT Defense Properties REIT	507	12,285
Cousins Properties, Inc. REIT	692	15,784
CubeSmart REIT	1,013	44,177
EastGroup Properties, Inc. REIT	210	36,895
Healthcare Realty Trust, Inc. REIT	1,720	23,702
Jones Lang LaSalle, Inc.*	213	40,521
Kilroy Realty Corp. REIT	482	18,263
Medical Properties Trust, Inc. REIT (a)	2,697	11,354
NNN REIT, Inc. REIT	814	33,122
Park Hotels & Resorts, Inc. REIT	959	15,919
PotlatchDeltic Corp. REIT	361	16,321
Rayonier, Inc. REIT	614	21,140

	Number of Shares	Value
Real Estate (Continued)
Rexford Industrial Realty, Inc. REIT	959	$48,794
Vornado Realty Trust REIT	726	19,094

(Cost $530,668)		433,031

Utilities — 1.5%
National Fuel Gas Co.	412	20,081
ONE Gas, Inc.	255	15,198
Ormat Technologies, Inc.	237	15,440
Southwest Gas Holdings, Inc.	264	17,992
Spire, Inc.	240	14,237
UGI Corp.	947	23,183

(Cost $128,932)		106,131

TOTAL COMMON STOCKS (Cost $6,423,628)		7,011,704

EXCHANGE-TRADED FUNDS — 1.1%
iShares ESG Screened S&P Mid-Cap ETF	1,650	64,532
SPDR S&P MidCap 400 ETF Trust	25	13,200

(Cost $68,849)		77,732

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $33,249)	33,249	33,249

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b) (Cost $27,742)	27,742	27,742

TOTAL INVESTMENTS — 100.4% (Cost $6,553,468)		$7,150,427
Other assets and liabilities, net — (0.4%)		(25,739)

NET ASSETS — 100.0%		$7,124,688

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
77,625	—	(44,376	)(d)	—	—	23	—	33,249	33,249

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.28% (b)
9,093	288,573	(269,924)		—	—	224	—	27,742	27,742

86,718	288,573	(314,300)		—	—	247	—	60,991	60,991

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $32,223, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 29, 2024 (Unaudited)

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Micro E-mini S&P MidCap 400 Index Futures	USD	1	$28,632	$28,926	3/15/2024	$294

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$7,011,704	$—	$—	$7,011,704
Exchange-Traded Funds	77,732	—	—	77,732
Short-Term Investments (a)	60,991	—	—	60,991
Derivatives (b)
Futures Contracts	294	—	—	294

TOTAL	$7,150,721	$—	$—	$7,150,721

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 1.6%
Cars.com, Inc.*	116	$2,127
Cinemark Holdings, Inc.*	211	3,674
Consolidated Communications Holdings, Inc.*	158	681
EW Scripps Co., Class A*	105	423
Lumen Technologies, Inc.*	2,012	3,259
QuinStreet, Inc.*	93	1,361
Scholastic Corp.	52	2,051
TechTarget, Inc.*	55	1,744
Thryv Holdings, Inc.*	59	1,235
Yelp, Inc.*	127	4,882

(Cost $29,637)		21,437

Consumer Discretionary — 16.1%
Abercrombie & Fitch Co., Class A*	95	12,137
Academy Sports & Outdoors, Inc.	143	10,685
Adtalem Global Education, Inc.*	76	3,762
American Axle & Manufacturing Holdings, Inc.*	204	1,412
American Eagle Outfitters, Inc.	352	8,360
America’s Car-Mart, Inc.*	12	808
BJ’s Restaurants, Inc.*	40	1,401
Bloomin’ Brands, Inc.	163	4,430
Boot Barn Holdings, Inc.*	57	5,272
Brinker International, Inc.*	82	3,800
Caleres, Inc.	67	2,587
Cavco Industries, Inc.*	15	5,589
Century Communities, Inc.	54	4,660
Cheesecake Factory, Inc.	94	3,326
Chuy’s Holdings, Inc.*	37	1,252
Cracker Barrel Old Country Store, Inc.	43	2,844
Dine Brands Global, Inc.	27	1,310
Dorman Products, Inc.*	54	5,088
Ethan Allen Interiors, Inc.	48	1,605
Frontdoor, Inc.*	156	4,892
Gentherm, Inc.*	63	3,582
Green Brick Partners, Inc.*	50	2,925
Group 1 Automotive, Inc.	26	7,037
Guess?, Inc.	51	1,294
Hanesbrands, Inc.*	644	3,478
Haverty Furniture Cos., Inc.	24	823
Hibbett, Inc.	27	2,213
iRobot Corp.*	47	536
Jack in the Box, Inc.	39	2,847
La-Z-Boy, Inc.	84	3,191
LCI Industries	48	6,047
Leslie’s, Inc.*	340	2,686
LGI Homes, Inc.*	39	4,449
MDC Holdings, Inc.	111	6,960
Meritage Homes Corp.	70	11,036
Mister Car Wash, Inc. *(a)	172	1,426
Monro, Inc.	55	1,846
Movado Group, Inc.	34	976
ODP Corp.*	66	3,728
Oxford Industries, Inc.	27	2,737
Sally Beauty Holdings, Inc.*	205	2,589

	Number of Shares	Value
Consumer Discretionary (Continued)
Shake Shack, Inc., Class A*	71	$7,549
Signet Jewelers Ltd.	85	8,650
Sonos, Inc.*	238	4,512
Standard Motor Products, Inc.	37	1,175
Steven Madden Ltd.	133	5,695
Strategic Education, Inc.	42	4,653
Stride, Inc.*	74	4,421
Tri Pointe Homes, Inc.*	182	6,439
Upbound Group, Inc.	89	3,005
Urban Outfitters, Inc.*	106	4,404
Winnebago Industries, Inc.	57	4,089
Wolverine World Wide, Inc.	147	1,495

(Cost $221,353)		213,713

Consumer Staples — 3.1%
Andersons, Inc.	60	3,317
B&G Foods, Inc.	145	1,675
Calavo Growers, Inc.	33	952
Cal-Maine Foods, Inc.	77	4,427
Edgewell Personal Care Co.	96	3,666
Fresh Del Monte Produce, Inc.	68	1,627
Hain Celestial Group, Inc.*	185	1,850
John B Sanfilippo & Son, Inc.	17	1,740
MGP Ingredients, Inc.	29	2,470
National Beverage Corp.*	46	2,421
PriceSmart, Inc.	49	4,123
Simply Good Foods Co.*	176	6,245
SpartanNash Co.	66	1,391
TreeHouse Foods, Inc.*	95	3,400
United Natural Foods, Inc.*	112	1,748

(Cost $50,916)		41,052

Energy — 4.4%
Archrock, Inc.	255	4,659
Bristow Group, Inc.*	47	1,267
Callon Petroleum Co.*	105	3,272
Comstock Resources, Inc. (a)	165	1,411
Core Laboratories, Inc.	81	1,213
Dril-Quip, Inc.*	59	1,333
Green Plains, Inc.*	126	2,684
Helix Energy Solutions Group, Inc.*	285	2,565
Helmerich & Payne, Inc.	191	7,332
Nabors Industries Ltd.*	18	1,411
Oil States International, Inc.*	106	571
Par Pacific Holdings, Inc.*	104	3,756
Patterson-UTI Energy, Inc.	617	7,139
SM Energy Co.	224	9,804
Talos Energy, Inc.*	243	3,205
US Silica Holdings, Inc.*	141	1,622
Vital Energy, Inc.*	49	2,466
World Kinect Corp.	115	2,801

(Cost $68,729)		58,511

Financials — 17.9%
Ambac Financial Group, Inc.*	78	1,276
American Equity Investment Life Holding Co.*	116	6,443
Ameris Bancorp	126	5,838

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Financials (Continued)
AMERISAFE, Inc.	40	$2,110
Assured Guaranty Ltd.	103	9,435
Atlantic Union Bankshares Corp.	147	4,889
Axos Financial, Inc.*	99	5,160
Banc of California, Inc.	258	3,775
BancFirst Corp.	26	2,281
Bancorp, Inc.*	102	4,553
BankUnited, Inc.	147	3,943
Banner Corp.	65	2,850
Berkshire Hills Bancorp, Inc.	84	1,805
Bread Financial Holdings, Inc.	93	3,560
Brightsphere Investment Group, Inc.	64	1,450
Central Pacific Financial Corp.	52	970
City Holding Co.	28	2,814
Community Bank System, Inc.	100	4,530
Customers Bancorp, Inc.*	56	3,041
Donnelley Financial Solutions, Inc.*	46	2,970
Encore Capital Group, Inc.*	46	2,208
Enova International, Inc.*	58	3,669
EVERTEC, Inc.	129	4,661
FB Financial Corp.	63	2,245
First BanCorp	330	5,603
First Commonwealth Financial Corp.	192	2,502
First Financial Bancorp	187	4,058
First Hawaiian, Inc.	246	5,156
Franklin BSP Realty Trust, Inc. REIT	146	1,885
Genworth Financial, Inc., Class A*	838	5,154
Green Dot Corp., Class A*	75	616
Hanmi Financial Corp.	49	740
Heritage Financial Corp.	68	1,248
Hilltop Holdings, Inc.	86	2,656
Hope Bancorp, Inc.	225	2,468
Horace Mann Educators Corp.	76	2,750
Independent Bank Group, Inc.	69	3,017
Mr Cooper Group, Inc.*	124	8,839
National Bank Holdings Corp., Class A	69	2,335
NBT Bancorp, Inc.	88	3,026
Northfield Bancorp, Inc.	66	667
Northwest Bancshares, Inc.	252	2,888
OFG Bancorp	86	3,115
Pacific Premier Bancorp, Inc.	187	4,275
Park National Corp.	26	3,341
Pathward Financial, Inc.	50	2,542
PennyMac Mortgage Investment Trust REIT	162	2,289
Piper Sandler Cos.	29	5,460
PRA Group, Inc.*	76	1,943
ProAssurance Corp.	92	1,134
PROG Holdings, Inc.*	89	2,747
Provident Financial Services, Inc.	142	2,141
Radian Group, Inc.	291	8,480
Redwood Trust, Inc. REIT	214	1,312
Renasant Corp.	108	3,414
S&T Bancorp, Inc.	70	2,183
Safety Insurance Group, Inc.	28	2,301
Seacoast Banking Corp. of Florida	158	3,814
Simmons First National Corp., Class A	230	4,416

	Number of Shares	Value
Financials (Continued)
Southside Bancshares, Inc.	49	$1,404
Stewart Information Services Corp.	52	3,275
StoneX Group, Inc.*	52	3,602
Tompkins Financial Corp.	26	1,252
Triumph Financial, Inc.*	42	3,150
Trupanion, Inc.*	68	1,819
TrustCo Bank Corp. NY	40	1,092
Trustmark Corp.	119	3,196
Two Harbors Investment Corp. REIT	194	2,458
United Fire Group, Inc.	38	885
Veritex Holdings, Inc.	102	2,002
Virtus Investment Partners, Inc.	13	3,020
Walker & Dunlop, Inc.	64	6,104
WisdomTree, Inc.	209	1,685
World Acceptance Corp.*	7	838
WSFS Financial Corp.	119	5,044

(Cost $268,246)		237,817

Health Care — 9.9%
Addus HomeCare Corp.*	33	3,045
AMN Healthcare Services, Inc.*	72	4,051
Amphastar Pharmaceuticals, Inc.*	75	3,493
Arcus Biosciences, Inc.*	106	2,028
Catalyst Pharmaceuticals, Inc.*	202	3,238
Certara, Inc.*	211	3,562
CONMED Corp.	59	4,739
Cross Country Healthcare, Inc.*	63	1,151
Cytokinetics, Inc.*	187	13,509
Dynavax Technologies Corp.*	265	3,358
Embecta Corp.	101	1,442
Ensign Group, Inc.	107	13,366
Fulgent Genetics, Inc.*	43	970
Glaukos Corp.*	93	8,239
HealthStream, Inc.	45	1,228
Innoviva, Inc.*	98	1,497
Integer Holdings Corp.*	64	7,059
Ironwood Pharmaceuticals, Inc.*	264	2,489
Ligand Pharmaceuticals, Inc.*	29	2,301
Merit Medical Systems, Inc.*	110	8,382
ModivCare, Inc.*	20	561
Myriad Genetics, Inc.*	163	3,412
OraSure Technologies, Inc.*	146	1,050
Owens & Minor, Inc.*	153	3,722
Pediatrix Medical Group, Inc.*	160	1,464
Phibro Animal Health Corp., Class A	35	453
Prestige Consumer Healthcare, Inc.*	95	6,610
RadNet, Inc.*	112	4,240
REGENXBIO, Inc.*	72	1,256
Select Medical Holdings Corp.	202	5,500
US Physical Therapy, Inc.	29	3,082
Varex Imaging Corp.*	69	1,187
Veradigm, Inc.*	198	1,186
Vericel Corp.*	92	4,203
Vir Biotechnology, Inc.*	161	1,810
Xencor, Inc.*	112	2,570

(Cost $154,953)		131,453

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Industrials — 18.9%
AAON, Inc.	127	$10,665
ABM Industries, Inc.	122	5,040
Alamo Group, Inc.	19	3,843
Allegiant Travel Co.	30	2,183
American Woodmark Corp.*	34	3,408
Applied Industrial Technologies, Inc.	74	14,052
ArcBest Corp.	46	6,572
Arcosa, Inc.	93	7,719
Astec Industries, Inc.	44	1,786
AZZ, Inc.	49	3,567
Barnes Group, Inc.	95	3,319
Boise Cascade Co.	75	10,193
Brady Corp., Class A	87	5,070
CSG Systems International, Inc.	56	3,055
Deluxe Corp.	77	1,495
Dnow, Inc.*	194	2,745
Dycom Industries, Inc.*	57	7,210
Encore Wire Corp.	30	7,230
Enerpac Tool Group Corp.	100	3,371
Enpro, Inc.	40	6,233
Enviri Corp.*	150	1,179
Federal Signal Corp.	116	9,502
Forward Air Corp.	51	1,894
GEO Group, Inc.*	222	2,724
Gibraltar Industries, Inc.*	58	4,492
Granite Construction, Inc.	81	4,174
Greenbrier Cos., Inc.	61	3,157
Griffon Corp.	77	5,498
Heartland Express, Inc.	79	1,010
Heidrick & Struggles International, Inc.	38	1,292
Hillenbrand, Inc.	134	6,372
HNI Corp.	90	4,033
Hub Group, Inc., Class A*	116	4,933
Interface, Inc.	114	1,792
John Bean Technologies Corp.	61	6,190
Kelly Services, Inc., Class A	62	1,521
Kennametal, Inc.	149	3,761
Korn Ferry	100	6,366
Lindsay Corp.	21	2,506
Liquidity Services, Inc.*	43	771
Matson, Inc.	66	7,329
Matthews International Corp., Class A	61	1,765
MillerKnoll, Inc.	135	4,124
MYR Group, Inc.*	32	5,199
OPENLANE, Inc.*	199	3,039
Pitney Bowes, Inc.	335	1,350
Powell Industries, Inc.	18	3,334
Proto Labs, Inc.*	53	1,931
Quanex Building Products Corp.	65	2,248
Resideo Technologies, Inc.*	270	6,029
Resources Connection, Inc.	53	733
SkyWest, Inc.*	79	5,073
SPX Technologies, Inc.*	87	10,196
Standex International Corp.	22	3,806
Tennant Co.	34	3,848
Trinity Industries, Inc.	160	4,061
TrueBlue, Inc.*	53	623

	Number of Shares	Value
Industrials (Continued)
TTEC Holdings, Inc.	34	$593
Viad Corp.*	38	1,415
Wabash National Corp.	87	2,373

(Cost $247,032)		250,992

Information Technology — 12.1%
A10 Networks, Inc.	129	1,717
Adeia, Inc.	195	2,211
ADTRAN Holdings, Inc.	118	671
Agilysys, Inc.*	39	3,034
Alarm.com Holdings, Inc.*	93	7,039
Arlo Technologies, Inc.*	168	1,749
Axcelis Technologies, Inc.*	63	7,098
Badger Meter, Inc.	56	8,887
Benchmark Electronics, Inc.	67	2,058
Cohu, Inc.*	86	2,763
Consensus Cloud Solutions, Inc.*	31	494
CTS Corp.	56	2,495
Digi International, Inc.*	64	1,892
Digital Turbine, Inc.*	146	463
Diodes, Inc.*	90	6,118
ePlus, Inc.*	53	4,367
Extreme Networks, Inc.*	257	3,249
Fabrinet*	69	14,874
FormFactor, Inc.*	149	6,412
Harmonic, Inc.*	208	2,731
Insight Enterprises, Inc.*	53	9,964
InterDigital, Inc.	49	5,244
Itron, Inc.*	87	8,063
Kulicke & Soffa Industries, Inc.	109	5,191
LiveRamp Holdings, Inc.*	129	4,512
Methode Electronics, Inc.	76	1,619
NetScout Systems, Inc.*	130	2,815
OSI Systems, Inc.*	30	3,935
Plexus Corp.*	53	5,003
Progress Software Corp.	81	4,322
Rogers Corp.*	32	3,586
ScanSource, Inc.*	51	2,205
Semtech Corp.*	116	2,459
SPS Commerce, Inc.*	69	12,776
Veeco Instruments, Inc.*	111	4,019
Viavi Solutions, Inc.*	438	4,183

(Cost $178,407)		160,218

Materials — 5.4%
AdvanSix, Inc.	56	1,567
Balchem Corp.	61	9,588
Carpenter Technology Corp.	92	5,948
Century Aluminum Co.*	103	1,078
Clearwater Paper Corp.*	35	1,375
Compass Minerals International, Inc.	64	1,459
Hawkins, Inc.	36	2,529
Haynes International, Inc.	24	1,426
HB Fuller Co.	102	8,112
Innospec, Inc.	47	5,841
Kaiser Aluminum Corp.	31	2,248
Koppers Holdings, Inc.	40	2,265
Materion Corp.	40	5,373

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Metallus, Inc.*	65	$1,414
Minerals Technologies, Inc.	63	4,559
Quaker Chemical Corp.	26	5,213
Stepan Co.	42	3,746
SunCoke Energy, Inc.	156	1,671
Warrior Met Coal, Inc.	98	5,583

(Cost $72,092)		70,995

Real Estate — 7.6%
Acadia Realty Trust REIT	177	2,901
Alexander & Baldwin, Inc. REIT	137	2,228
American Assets Trust, Inc. REIT	91	1,963
Anywhere Real Estate, Inc.*	207	1,298
Armada Hoffler Properties, Inc. REIT	131	1,334
Brandywine Realty Trust REIT	305	1,312
CareTrust REIT, Inc. REIT	232	5,234
Centerspace REIT	31	1,723
Chatham Lodging Trust REIT	82	836
Cushman & Wakefield PLC*	303	3,027
DiamondRock Hospitality Co. REIT	387	3,638
Easterly Government Properties, Inc. REIT	175	2,065
Elme Communities REIT	166	2,138
Four Corners Property Trust, Inc. REIT	167	4,038
Getty Realty Corp. REIT	88	2,320
Hudson Pacific Properties, Inc. REIT	237	1,503
Innovative Industrial Properties, Inc. REIT	54	5,291
JBG SMITH Properties REIT	176	2,918
Kennedy-Wilson Holdings, Inc.	220	1,932
LTC Properties, Inc. REIT	76	2,391
LXP Industrial Trust REIT	565	4,893
Pebblebrook Hotel Trust REIT	225	3,564
Retail Opportunity Investments Corp. REIT	238	3,077
SITE Centers Corp. REIT	347	4,712
SL Green Realty Corp. REIT (a)	120	5,818
St Joe Co.	67	3,609
Summit Hotel Properties, Inc. REIT	232	1,489
Sunstone Hotel Investors, Inc. REIT	403	4,510
Tanger, Inc. REIT	205	5,906
Uniti Group, Inc. REIT	454	2,660
Urban Edge Properties REIT	218	3,708
Veris Residential, Inc. REIT	163	2,380
Whitestone REIT	79	973

	Number of Shares	Value
Real Estate (Continued)
Xenia Hotels & Resorts, Inc. REIT	215	$3,298

(Cost $123,164)		100,687

Utilities — 1.4%
American States Water Co.	71	5,070
California Water Service Group	109	5,002
Middlesex Water Co.	35	1,781
Northwest Natural Holding Co.	69	2,535
SJW Group	57	3,139
Unitil Corp.	28	1,427

(Cost $25,065)		18,954

TOTAL COMMON STOCKS (Cost $1,439,594)		1,305,829

OTHER INVESTMENTS — 0.0%
Health Care — 0.0%
Omniab, Inc. $12.50 Earnout*(b)(c)	105	0
Omniab, Inc. $15.00 Earnout*(b)(c)	105	0

(Cost $0)		0

TOTAL OTHER INVESTMENTS (Cost $0)		0

EXCHANGE-TRADED FUNDS — 0.8%
SPDR Portfolio S&P 600 Small Cap ETF (Cost $8,840)	245	10,241

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e) (Cost $6,400)	6,400	6,400

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d) (Cost $9,018)	9,018	9,018

TOTAL INVESTMENTS — 100.4% (Cost $1,463,852)		$1,331,488
Other assets and liabilities, net — (0.4%)		(4,999)

NET ASSETS — 100.0%		$1,326,489

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
145,100	—	(138,700	)(f)	—	—	93	—	6,400	6,400

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 5.28% (d)
4,613	237,807	(233,402)		—	—	207	—	9,018	9,018

149,713	237,807	(372,102)		—	—	300	—	15,418	15,418

*	Non-income producing security.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 29, 2024 (Unaudited)

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $6,532, which is 0.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)

Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
Micro E-Mini Russell 2000 Index Futures	USD	1	$10,337	$10,287	3/15/2024	$(50)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,305,829	$—	$—	$1,305,829
Other Investments	—	—	0	0
Exchange-Traded Funds	10,241	—	—	10,241
Short-Term Investments (a)	15,418	—	—	15,418

TOTAL	$1,331,488	$—	$0	$1,331,488

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(50)	$—	$—	$(50)

TOTAL	$(50)	$—	$—	$(50)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P ESG Dividend Aristocrats ETF
Assets
Investment in non-affiliated securities at value	$1,112,535,809	$7,486,060	$5,900,581	$5,133,122
Investment in DWS Government Money Market Series	2,432,826	20,847	2,827	3,119
Deposit with broker for futures contracts	140,250	—	—	—
Receivables:
Investment securities sold	6,920,385	—	—	—
Variation margin on futures contracts	16,050	—	—	—
Dividends	1,312,720	4,961	9,453	12,910
Interest	8,747	22	12	18

Total assets	$1,123,366,787	$7,511,890	$5,912,873	$5,149,169

Liabilities
Payables:
Investment securities purchased	$87,709	$—	$1,542	$—
Capital shares	6,920,367	—	—	—
Investment advisory fees	81,807	879	696	608

Total liabilities	7,089,883	879	2,238	608

Net Assets, at value	$1,116,276,904	$7,511,011	$5,910,635	$5,148,561

Net Assets Consist of
Paid-in capital	$971,617,898	$5,553,595	$5,006,583	$5,085,669
Distributable earnings (loss)	144,659,006	1,957,416	904,052	62,892

Net Assets, at value	$1,116,276,904	$7,511,011	$5,910,635	$5,148,561

Number of Common Shares outstanding	24,050,001	200,001	200,001	200,001

Net Asset Value	$46.41	$37.55	$29.55	$25.74

Investment in non-affiliated securities at cost	$966,614,665	$5,973,933	$5,555,447	$5,117,145

Investment in DWS Government Money Market Series at cost	$2,432,826	$20,847	$2,827	$3,119

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 29, 2024 (Unaudited)

	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$7,089,436	$1,316,070
Investment in DWS Government Money Market Series	27,742	9,018
Investment in DWS Government & Agency Securities Portfolio*	33,249	6,400
Deposit with broker for futures contracts	1,661	715
Receivables:
Investment securities sold	12,266	—
Variation margin on futures contracts	220	70
Dividends	6,425	3,439
Interest	55	21
Affiliated securities lending income	14	8

Total assets	$7,171,068	$1,335,741

Liabilities
Payable upon return of securities loaned	$33,249	$6,400
Payables:
Investment securities purchased	11,871	1,887
Investment advisory fees	1,260	965

Total liabilities	46,380	9,252

Net Assets, at value	$7,124,688	$1,326,489

Net Assets Consist of
Paid-in capital	$6,027,117	$846,269
Distributable earnings (loss)	1,097,571	480,220

Net Assets, at value	$7,124,688	$1,326,489

Number of Common Shares outstanding	250,001	50,001

Net Asset Value	$28.50	$26.53

Investment in non-affiliated securities at cost	$6,492,477	$1,448,434

Value of securities loaned	$32,223	$6,532

Investment in DWS Government Money Market Series at cost	$27,742	$9,018

Investment in DWS Government & Agency Securities Portfolio at cost*	$33,249	$6,400

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P ESG Dividend Aristocrats ETF
Investment Income
Unaffiliated dividend income*	$7,020,577	$38,366	$58,905	$71,667
Income distributions from affiliated funds	38,923	126	89	99
Affiliated securities lending income	40	—	—	—
Affiliated other income (see note 6)	1,521	104	200	43

Total investment income	7,061,061	38,596	59,194	71,809

Expenses
Investment advisory fees	509,412	5,005	4,082	3,646
Other expenses	58	58	58	58

Total expenses	509,470	5,063	4,140	3,704

Less fees waived (see note 3):
Waiver	(47,107)	(2)	(2)	(2)

Net expenses	462,363	5,061	4,138	3,702

Net investment income (loss)	6,598,698	33,535	55,056	68,107

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,227,261)	(89,737)	(45,897)	(142,400)
In-kind redemptions	15,394,404	588,165	605,373	249,886
Futures contracts	128,808	—	—	—

Net realized gain (loss)	14,295,951	498,428	559,476	107,486

Net change in unrealized appreciation (depreciation) on:
Investments	101,478,760	408,889	24,704	25,972
Futures contracts	138,456	—	—	—

Net change in unrealized appreciation (depreciation)	101,617,216	408,889	24,704	25,972

Net realized and unrealized gain (loss) on investments and futures	115,913,167	907,317	584,180	133,458

Net Increase (Decrease) in Net Assets Resulting from Operations	$122,511,865	$940,852	$639,236	$201,565

* Unaffiliated foreign tax withheld	$2,491	$—	$20	$—

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 29, 2024 (Unaudited)

	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Investment Income
Unaffiliated dividend income*	$94,035	$81,574
Income distributions from affiliated funds	224	207
Affiliated securities lending income	23	93

Total investment income	94,282	81,874

Expenses
Investment advisory fees	8,564	7,829
Other expenses	58	58

Total expenses	8,622	7,887

Less fees waived (see note 3):
Waiver	(5)	(5)

Net expenses	8,617	7,882

Net investment income (loss)	85,665	73,992

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	8,766	134,698
In-kind redemptions	1,013,440	1,581,823
Futures contracts	(2)	(2)

Net realized gain (loss)	1,022,204	1,716,519

Net change in unrealized appreciation (depreciation) on:
Investments	(195,165)	(732,264)
Futures contracts	294	(50)

Net change in unrealized appreciation (depreciation)	(194,871)	(732,314)

Net realized and unrealized gain (loss) on investments and futures	827,333	984,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$912,998	$1,058,197

* Unaffiliated foreign tax withheld	$—	$122

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P 500 Growth ESG ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period November 9, 2022(1) to August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,598,698	$11,849,356	$33,535	$51,749
Net realized gain (loss)	14,295,951	25,225,191	498,428	457,486
Net change in net unrealized appreciation (depreciation)	101,617,216	83,799,483	408,889	1,103,238

Net increase (decrease) in net assets resulting from operations	122,511,865	120,874,030	940,852	1,612,473

Distributions to Shareholders	(6,756,367)	(11,480,600)	(36,858)	(37,566)

Fund Shares Transactions
Proceeds from shares sold	177,100,395	315,559,828	1,791,206	7,802,232
Value of shares redeemed	(61,732,671)	(287,664,724)	(1,751,318)	(2,810,035)

Net increase (decrease) in net assets resulting from fund share transactions	115,367,724	27,895,104	39,888	4,992,197

Total net increase (decrease) in Net Assets	231,123,222	137,288,534	943,882	6,567,104

Net Assets
Beginning of period	885,153,682	747,865,148	6,567,129	25

End of period	$1,116,276,904	$885,153,682	$7,511,011	$6,567,129

Changes in Shares Outstanding
Shares outstanding, beginning of period	21,400,001	21,000,001	200,001	1
Shares sold	4,100,000	8,450,000	50,000	300,000
Shares redeemed	(1,450,000)	(8,050,000)	(50,000)	(100,000)

Shares outstanding, end of period	24,050,001	21,400,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 Value ESG ETF		Xtrackers S&P ESG Dividend Aristocrats ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period November 9, 2022(1) to August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period November 9, 2022(1) to August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$55,056	$93,322	$68,107	$111,874
Net realized gain (loss)	559,476	(23,756)	107,486	9,247
Net change in net unrealized appreciation (depreciation)	24,704	320,430	25,972	(9,995)

Net increase (decrease) in net assets resulting from operations	639,236	389,996	201,565	111,126

Distributions to Shareholders	(52,718)	(72,462)	(75,043)	(87,024)

Fund Shares Transactions
Proceeds from shares sold	2,852,603	5,000,000	1,270,790	6,282,907
Value of shares redeemed	(2,846,045)	—	(1,259,701)	(1,296,084)

Net increase (decrease) in net assets resulting from fund share transactions	6,558	5,000,000	11,089	4,986,823

Total net increase (decrease) in Net Assets	593,076	5,317,534	137,611	5,010,925

Net Assets
Beginning of period	5,317,559	25	5,010,950	25

End of period	$5,910,635	$5,317,559	$5,148,561	$5,010,950

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1	200,001	1
Shares sold	100,000	200,000	50,000	250,000
Shares redeemed	(100,000)	—	(50,000)	(50,000)

Shares outstanding, end of period	200,001	200,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P MidCap 400 ESG ETF		Xtrackers S&P SmallCap 600 ESG ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$85,665	$164,321	$73,992	$165,735
Net realized gain (loss)	1,022,204	(229,076)	1,716,519	(666,285)
Net change in net unrealized appreciation (depreciation)	(194,871)	1,170,609	(732,314)	1,194,348

Net increase (decrease) in net assets resulting from operations	912,998	1,105,854	1,058,197	693,798

Distributions to Shareholders	(99,837)	(160,493)	(100,436)	(153,399)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	2,320,499
Value of shares redeemed	(5,641,398)	—	(11,884,754)	—

Net increase (decrease) in net assets resulting from fund share transactions	(5,641,398)	—	(11,884,754)	2,320,499

Total net increase (decrease) in Net Assets	(4,828,237)	945,361	(10,926,993)	2,860,898

Net Assets
Beginning of period	11,952,925	11,007,564	12,253,482	9,392,584

End of period	$7,124,688	$11,952,925	$1,326,489	$12,253,482

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	450,001	500,001	400,001
Shares sold	—	—	—	100,000
Shares redeemed	(200,000)	—	(450,000)	—

Shares outstanding, end of period	250,001	450,001	50,001	500,001

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights

Xtrackers S&P 500 ESG ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,					Period Ended 8/31/2019(a)
			2023		2022	2021	2020
Net Asset Value, beginning of period	$41.36		$35.61		$39.93	$31.08	$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.30		0.60		0.53	0.49	0.50	0.10
Net realized and unrealized gain (loss)	5.06		5.72		(4.32)	8.79	5.85	0.20

Total from investment operations	5.36		6.32		(3.79)	9.28	6.35	0.30

Less distributions from:
Net investment income	(0.31)		(0.57)		(0.53)	(0.43)	(0.57)	—

Total distributions	(0.31)		(0.57)		(0.53)	(0.43)	(0.57)	—

Net Asset Value, end of period	$46.41		$41.36		$35.61	$39.93	$31.08	$25.30

Total Return (%) (c)	13.04	**	17.99		(9.59)	30.16	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,116		885		748	745	270	11
Ratio of expenses before fee waiver (%)	0.11	*	0.11		0.11	0.11	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10	*	0.10		0.10	0.10	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.42	*	1.63		1.37	1.41	1.86	2.08	*
Portfolio turnover rate (%) (d)	0	(e)**	9		6	13	11	0	(e)**

Xtrackers S&P 500 Growth ESG ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Period Ended 8/31/2023(f)
Net Asset Value, beginning of period	$32.84		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.17		0.26
Net realized and unrealized gain (loss)	4.72		7.77

Total from investment operations	4.89		8.03

Less distributions from:
Net investment income	(0.18)		(0.19)

Total distributions	(0.18)		(0.19)

Net Asset Value, end of period	$37.55		$32.84

Total Return (%) (c)	15.01	**	32.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8		7
Ratio of expenses before fee waiver (%)	0.15	*	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	1.00	*	1.11	*
Portfolio turnover rate (%) (d)	23	**	57	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than 0.5%.
(f)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Value ESG ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Period Ended 8/31/2023(a)
Net Asset Value, beginning of period	$26.59		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.27		0.47
Net realized and unrealized gain (loss)	2.92		1.48

Total from investment operations	3.19		1.95

Less distributions from:
Net investment income	(0.23)		(0.36)

Total distributions	(0.23)		(0.36)

Net Asset Value, end of period	$29.55		$26.59

Total Return (%) (c)	12.11	**	7.91	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6		5
Ratio of expenses before fee waiver (%)	0.15	*	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	2.02	*	2.23	*
Portfolio turnover rate (%) (d)	12	**	66	**

Xtrackers S&P ESG Dividend Aristocrats ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Period Ended 8/31/2023(a)
Net Asset Value, beginning of period	$25.05		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.34		0.56
Net realized and unrealized gain (loss)	0.73		(0.07)

Total from investment operations	1.07		0.49

Less distributions from:
Net investment income	(0.38)		(0.44)

Total distributions	(0.38)		(0.44)

Net Asset Value, end of period	$25.74		$25.05

Total Return (%) (c)	4.31	**	1.99	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		5
Ratio of expenses before fee waiver (%)	0.15	*	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	2.80	*	2.74	*
Portfolio turnover rate (%) (d)	27	**	29	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2021(a)
			2023	2022
Net Asset Value, beginning of period	$26.56		$24.46	$27.39	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.20		0.37	0.32	0.14
Net realized and unrealized gain (loss)	1.96		2.09	(2.94)	2.33

Total from investment operations	2.16		2.46	(2.62)	2.47

Less distributions from:
Net investment income	(0.22)		(0.36)	(0.31)	(0.08)

Total distributions	(0.22)		(0.36)	(0.31)	(0.08)

Net Asset Value, end of period	$28.50		$26.56	$24.46	$27.39

Total Return (%) (c)	8.18	**	10.18	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		12	11	11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.52	*	1.45	1.24	1.00	*
Portfolio turnover rate (%) (d)	8	**	39	41	27	**

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	For the Six Months Ended 2/29/2024 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2021(a)
			2023	2022
Net Asset Value, beginning of period	$24.51		$23.48	$26.68	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.18		0.36	0.31	0.16
Net realized and unrealized gain (loss)	2.06		1.01	(3.05)	1.59

Total from investment operations	2.24		1.37	(2.74)	1.75

Less distributions from:
Net investment income	(0.22)		(0.34)	(0.34)	(0.07)
Net realized gains	—		—	(0.12)	—

Total distributions	(0.22)		(0.34)	(0.46)	(0.07)

Net Asset Value, end of period	$26.53		$24.51	$23.48	$26.68

Total Return (%) (c)	9.23	**	5.95	(10.43)	7.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1		12	9	11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.45	*	1.55	1.22	1.19	*
Portfolio turnover rate (%) (d)	12	**	31	43	25	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	39

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2024, the Trust consists of forty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 500 ESG ETF
Xtrackers S&P 500 Growth ESG ETF
Xtrackers S&P 500 Value ESG ETF
Xtrackers S&P ESG Dividend Aristocrats ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P 500 Growth ESG ETF	S&P 500 Growth ESG Index
Xtrackers S&P 500 Value ESG ETF	S&P 500 Value ESG Index
Xtrackers S&P ESG Dividend Aristocrats ETF	S&P ESG High Yield Dividend Aristocrats Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

S&P 500 ESG Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

S&P 500 Value ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P ESG High Yield Dividend Aristocrats Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF are diversified series of the Trust. Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2024, the Funds did not incur any interest or penalties.

At August 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 500 ESG ETF	$4,198,330	$1,301,855	$5,500,185
Xtrackers S&P 500 Growth ESG ETF	25,585	—	25,585
Xtrackers S&P 500 Value ESG ETF	23,406	—	23,406
Xtrackers S&P ESG Dividend Aristocrats ETF	60,249	—	60,249
Xtrackers S&P MidCap 400 ESG ETF	101,872	208,144	310,016
Xtrackers S&P SmallCap 600 ESG ETF	204,598	726,460	931,058

As of August 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers S&P 500 ESG ETF	$852,058,211	$31,811,921	$91,642,695	$(59,830,774)
Xtrackers S&P 500 Growth ESG ETF	5,494,772	1,064,824	1,195,207	(130,383)
Xtrackers S&P 500 Value ESG ETF	4,988,786	320,108	553,331	(233,223)
Xtrackers S&P ESG Dividend Aristocrats ETF	5,029,637	(28,231)	288,332	(316,563)
Xtrackers S&P MidCap 400 ESG ETF	11,460,298	560,154	1,615,342	(1,055,188)
Xtrackers S&P SmallCap 600 ESG ETF	11,981,703	413,339	1,874,526	(1,461,187)

The tax character of current year distributions will be determined at the end of the current fiscal year.

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 29, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending  National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29,2024, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.11% annualized effective rate as of February 29, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end for Xtrackers S&P MidCap 400 ESG ETF. Due to the increased market values of securities on loan on February 29, 2024, the value of the related collateral was less

44

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

than the value of securities on loan at period end for Xtrackers S&P SmallCap 600 ESG ETF. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.

Remaining Contractual Maturity of the Agreements, as of February 29, 2024

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$33,249	$—	$—	$—	$33,249

Gross amount of recognized liabilities for securities lending transactions					$33,249

Xtrackers S&P SmallCap 600 ESG ETF
Common Stocks	$6,400	$—	$—	$—	$6,400

Gross amount of recognized liabilities for securities lending transactions					$6,400

As of February 29, 2024, Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF had no securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 29, 2024, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 29, 2024 is included in a table following the Funds’ Schedule of Investments.

45

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers S&P 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$160,979	Unrealized depreciation on futures contracts*	$—

Xtrackers S&P MidCap 400 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$294	Unrealized depreciation on futures contracts*	$—

Xtrackers S&P SmallCap 600 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$50

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 29, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers S&P 500 ESG ETF	$128,808
Xtrackers S&P MidCap 400 ESG ETF	(2)
Xtrackers S&P SmallCap 600 ESG ETF	(2)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers S&P 500 ESG ETF	$138,456
Xtrackers S&P MidCap 400 ESG ETF	294
Xtrackers S&P SmallCap 600 ESG ETF	(50)

For the period ended February 29, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 500 ESG ETF	$2,100,570
Xtrackers S&P MidCap 400 ESG ETF	4,132
Xtrackers S&P SmallCap 600 ESG ETF	1,470

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

46

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P 500 Growth ESG ETF	0.15%
Xtrackers S&P 500 Value ESG ETF	0.15%
Xtrackers S&P ESG Dividend Aristocrats ETF	0.15%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 20, 2024 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended February 29, 2024, the Advisor waived $46,310 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 29, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 500 ESG ETF	$797
Xtrackers S&P 500 Growth ESG ETF	2
Xtrackers S&P 500 Value ESG ETF	2
Xtrackers S&P ESG Dividend Aristocrats ETF	2
Xtrackers S&P MidCap 400 ESG ETF	5
Xtrackers S&P SmallCap 600 ESG ETF	5

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

47

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 29, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers S&P 500 ESG ETF	$4
Xtrackers S&P 500 Growth ESG ETF	—
Xtrackers S&P 500 Value ESG ETF	—
Xtrackers S&P ESG Dividend Aristocrats ETF	—

4. Investment Portfolio Transactions

For the period ended February 29, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$4,373,335	$5,295,391
Xtrackers S&P 500 Growth ESG ETF	1,610,078	1,643,256
Xtrackers S&P 500 Value ESG ETF	743,880	657,674
Xtrackers S&P ESG Dividend Aristocrats ETF	1,371,360	1,353,011
Xtrackers S&P MidCap 400 ESG ETF	898,299	926,053
Xtrackers S&P SmallCap 600 ESG ETF	1,150,967	1,179,985

For the period ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$177,092,585	$61,705,066
Xtrackers S&P 500 Growth ESG ETF	1,791,236	1,737,268
Xtrackers S&P 500 Value ESG ETF	2,779,609	2,857,574
Xtrackers S&P ESG Dividend Aristocrats ETF	1,270,787	1,288,457
Xtrackers S&P MidCap 400 ESG ETF	—	5,641,436
Xtrackers S&P SmallCap 600 ESG ETF	—	11,885,079

5. Fund Share Transactions

As of February 29, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended February 29, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

48

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amounts
Xtrackers S&P 500 ESG ETF	$1,014
Xtrackers S&P 500 Growth ESG ETF	69
Xtrackers S&P 500 Value ESG ETF	133
Xtrackers S&P ESG Dividend Aristocrats ETF	29

Deutsche Bank AG	Amounts
Xtrackers S&P 500 ESG ETF	$507
Xtrackers S&P 500 Growth ESG ETF	35
Xtrackers S&P 500 Value ESG ETF	67
Xtrackers S&P ESG Dividend Aristocrats ETF	14

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 29, 2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Growth ESG ETF	90%
Xtrackers S&P 500 Value ESG ETF	93%
Xtrackers S&P ESG Dividend Aristocrats ETF	70%

49

DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

50

DBX ETF Trust

Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2024, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

51

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14–15, 2024 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P MidCap 400 ESG ETF, and Xtrackers S&P SmallCap 600 ESG ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held on February 14 and February 15, 2024.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The

52

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s

53

DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

54

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

55

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. Small company stocks tend to be more volatile than medium-sized or large company stocks. Each Fund, with the exception of MIDE and SMLE, is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured | No Bank Guarantee | May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-094867-2 (4/24) DBX005920 (4/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive

Date May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive

Date May 3, 2024

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date May 3, 2024